Shareholder Report	8 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2023
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Principal Funds, Inc.
Entity Central Index Key		0000898745
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000038715
Shareholder Report [Line Items]
Fund Name		California Municipal Fund
Class Name		Class A
Trading Symbol		SRCMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.87%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.87%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. For the 12 month period, yields on the Bloomberg California Municipal Index ("Index") decreased significantly leading to gain for the Index over the year. Duration was a negative contributor. Sector allocation and security selection were positive contributors. During the fiscal year ending October 31, 2024, the top sector contributors were multi-family housing, state and transportation while the top security contributors were Foothill / Eastern Transportation Corridor, California Municipal Solid Waste, and the Los Angeles California Airport. The top sector detractors were city, power and tobacco while the top security detractors were San Diego County Airport, California Housing Agency, and California Pollution Control.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $12,058	Bloomberg Municipal Bond Index $12,548	Bloomberg California Municipal Index $12,516
10/14	9,625	10,000	10,000
11/14	9,647	10,017	10,012
12/14	9,729	10,068	10,068
1/15	9,940	10,246	10,240
2/15	9,826	10,141	10,147
3/15	9,873	10,170	10,178
4/15	9,799	10,116	10,122
5/15	9,776	10,089	10,099
6/15	9,746	10,079	10,091
7/15	9,824	10,152	10,166
8/15	9,853	10,172	10,195
9/15	9,935	10,246	10,265
10/15	9,978	10,287	10,303
11/15	10,042	10,328	10,343
12/15	10,159	10,400	10,421
1/16	10,275	10,524	10,535
2/16	10,282	10,541	10,552
3/16	10,366	10,574	10,588
4/16	10,459	10,652	10,668
5/16	10,522	10,681	10,699
6/16	10,751	10,851	10,868
7/16	10,716	10,857	10,873
8/16	10,749	10,872	10,891
9/16	10,673	10,818	10,824
10/16	10,526	10,704	10,698
11/16	9,990	10,305	10,286
12/16	10,139	10,426	10,407
1/17	10,195	10,495	10,488
2/17	10,279	10,568	10,549
3/17	10,311	10,591	10,570
4/17	10,388	10,667	10,644
5/17	10,587	10,837	10,822
6/17	10,568	10,798	10,785
7/17	10,636	10,885	10,881
8/17	10,735	10,968	10,948
9/17	10,701	10,912	10,896
10/17	10,718	10,939	10,932
11/17	10,705	10,880	10,873
12/17	10,837	10,994	10,992
1/18	10,691	10,865	10,861
2/18	10,624	10,832	10,826
3/18	10,665	10,872	10,874
4/18	10,631	10,833	10,830
5/18	10,762	10,957	10,976
6/18	10,770	10,967	10,980
7/18	10,787	10,993	11,006
8/18	10,808	11,022	11,040
9/18	10,729	10,950	10,955
10/18	10,611	10,883	10,880
11/18	10,693	11,003	10,993
12/18	10,816	11,135	11,114
1/19	10,885	11,219	11,187
2/19	10,953	11,279	11,242
3/19	11,152	11,458	11,427
4/19	11,200	11,501	11,477
5/19	11,378	11,659	11,645
6/19	11,433	11,702	11,685
7/19	11,523	11,797	11,783
8/19	11,763	11,983	11,974
9/19	11,654	11,887	11,885
10/19	11,666	11,908	11,906
11/19	11,686	11,938	11,933
12/19	11,716	11,974	11,967
1/20	11,963	12,189	12,181
2/20	12,165	12,346	12,339
3/20	11,379	11,899	11,908
4/20	11,147	11,749	11,781
5/20	11,537	12,123	12,180
6/20	11,774	12,223	12,250
7/20	12,014	12,429	12,460
8/20	11,966	12,370	12,377
9/20	11,974	12,373	12,374
10/20	11,950	12,336	12,340
11/20	12,170	12,522	12,530
12/20	12,282	12,598	12,583
1/21	12,391	12,678	12,643
2/21	12,168	12,477	12,413
3/21	12,247	12,554	12,499
4/21	12,382	12,659	12,598
5/21	12,460	12,697	12,633
6/21	12,505	12,732	12,665
7/21	12,618	12,837	12,771
8/21	12,561	12,790	12,728
9/21	12,437	12,698	12,634
10/21	12,415	12,661	12,598
11/21	12,515	12,769	12,711
12/21	12,526	12,789	12,736
1/22	12,152	12,439	12,358
2/22	12,047	12,395	12,321
3/22	11,640	11,993	11,911
4/22	11,234	11,661	11,565
5/22	11,338	11,834	11,761
6/22	11,122	11,641	11,578
7/22	11,432	11,948	11,905
8/22	11,216	11,686	11,650
9/22	10,806	11,238	11,219
10/22	10,694	11,144	11,146
11/22	11,157	11,666	11,658
12/22	11,185	11,699	11,696
1/23	11,476	12,035	12,012
2/23	11,256	11,763	11,739
3/23	11,435	12,024	11,994
4/23	11,448	11,996	11,964
5/23	11,382	11,892	11,864
6/23	11,468	12,012	11,982
7/23	11,506	12,059	12,030
8/23	11,416	11,885	11,891
9/23	11,172	11,537	11,550
10/23	11,035	11,439	11,450
11/23	11,561	12,165	12,150
12/23	11,806	12,448	12,424
1/24	11,799	12,384	12,373
2/24	11,826	12,400	12,387
3/24	11,844	12,400	12,372
4/24	11,753	12,246	12,213
5/24	11,761	12,210	12,176
6/24	11,910	12,397	12,347
7/24	12,002	12,510	12,457
8/24	12,083	12,609	12,561
9/24	12,185	12,734	12,689
10/24	12,058	12,548	12,516

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	9.27%	0.66%	2.28%
Class A Shares Including Sales Charge	5.20%	-0.10%	1.89%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg California Municipal Index	9.32%	1.01%	2.27%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg Municipal Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg California Municipal Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 623,757,000
Holdings Count | Holding		215
Advisory Fees Paid, Amount		$ 2,416,000
InvestmentCompanyPortfolioTurnover		35.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$623,757 Total Number of Portfolio Holdings215 Portfolio Turnover Rate 35.9% Total Advisory Fees Paid (amount in thousands)$2,416
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	101.65%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(1.66)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038717
Shareholder Report [Line Items]
Fund Name		California Municipal Fund
Class Name		Class C
Trading Symbol		SRCCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.70%

Expenses Paid, Amount		$ 177
Expense Ratio, Percent		1.70%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. For the 12 month period, yields on the Bloomberg California Municipal Index ("Index") decreased significantly leading to gain for the Index over the year. Duration was a negative contributor. Sector allocation and security selection were positive contributors. During the fiscal year ending October 31, 2024, the top sector contributors were multi-family housing, state and transportation while the top security contributors were Foothill / Eastern Transportation Corridor, California Municipal Solid Waste, and the Los Angeles California Airport. The top sector detractors were city, power and tobacco while the top security detractors were San Diego County Airport, California Housing Agency, and California Pollution Control.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C shares with maximum sales charge $11,714	Bloomberg Municipal Bond Index $12,548	Bloomberg California Municipal Index $12,516
10/14	10,000	10,000	10,000
11/14	10,016	10,017	10,012
12/14	10,092	10,068	10,068
1/15	10,303	10,246	10,240
2/15	10,178	10,141	10,147
3/15	10,209	10,170	10,178
4/15	10,136	10,116	10,122
5/15	10,104	10,089	10,099
6/15	10,065	10,079	10,091
7/15	10,138	10,152	10,166
8/15	10,159	10,172	10,195
9/15	10,235	10,246	10,265
10/15	10,270	10,287	10,303
11/15	10,329	10,328	10,343
12/15	10,440	10,400	10,421
1/16	10,553	10,524	10,535
2/16	10,552	10,541	10,552
3/16	10,631	10,574	10,588
4/16	10,719	10,652	10,668
5/16	10,776	10,681	10,699
6/16	11,002	10,851	10,868
7/16	10,959	10,857	10,873
8/16	10,995	10,872	10,891
9/16	10,900	10,818	10,824
10/16	10,743	10,704	10,698
11/16	10,190	10,305	10,286
12/16	10,334	10,426	10,407
1/17	10,395	10,495	10,488
2/17	10,464	10,568	10,549
3/17	10,488	10,591	10,570
4/17	10,570	10,667	10,644
5/17	10,755	10,837	10,822
6/17	10,737	10,798	10,785
7/17	10,789	10,885	10,881
8/17	10,882	10,968	10,948
9/17	10,840	10,912	10,896
10/17	10,850	10,939	10,932
11/17	10,829	10,880	10,873
12/17	10,954	10,994	10,992
1/18	10,799	10,865	10,861
2/18	10,725	10,832	10,826
3/18	10,769	10,872	10,874
4/18	10,717	10,833	10,830
5/18	10,842	10,957	10,976
6/18	10,841	10,967	10,980
7/18	10,851	10,993	11,006
8/18	10,864	11,022	11,040
9/18	10,778	10,950	10,955
10/18	10,652	10,883	10,880
11/18	10,726	11,003	10,993
12/18	10,842	11,135	11,114
1/19	10,904	11,219	11,187
2/19	10,966	11,279	11,242
3/19	11,156	11,458	11,427
4/19	11,196	11,501	11,477
5/19	11,365	11,659	11,645
6/19	11,413	11,702	11,685
7/19	11,494	11,797	11,783
8/19	11,724	11,983	11,974
9/19	11,619	11,887	11,885
10/19	11,611	11,908	11,906
11/19	11,623	11,938	11,933
12/19	11,645	11,974	11,967
1/20	11,882	12,189	12,181
2/20	12,085	12,346	12,339
3/20	11,299	11,899	11,908
4/20	11,051	11,749	11,781
5/20	11,429	12,123	12,180
6/20	11,667	12,223	12,250
7/20	11,884	12,429	12,460
8/20	11,829	12,370	12,377
9/20	11,829	12,373	12,374
10/20	11,798	12,336	12,340
11/20	12,018	12,522	12,530
12/20	12,108	12,598	12,583
1/21	12,219	12,678	12,643
2/21	11,981	12,477	12,413
3/21	12,050	12,554	12,499
4/21	12,174	12,659	12,598
5/21	12,243	12,697	12,633
6/21	12,289	12,732	12,665
7/21	12,392	12,837	12,771
8/21	12,328	12,790	12,728
9/21	12,188	12,698	12,634
10/21	12,158	12,661	12,598
11/21	12,247	12,769	12,711
12/21	12,250	12,789	12,736
1/22	11,876	12,439	12,358
2/22	11,778	12,395	12,321
3/22	11,362	11,993	11,911
4/22	10,959	11,661	11,565
5/22	11,053	11,834	11,761
6/22	10,846	11,641	11,578
7/22	11,140	11,948	11,905
8/22	10,912	11,686	11,650
9/22	10,517	11,238	11,219
10/22	10,389	11,144	11,146
11/22	10,839	11,666	11,658
12/22	10,867	11,699	11,696
1/23	11,149	12,035	12,012
2/23	10,935	11,763	11,739
3/23	11,109	12,024	11,994
4/23	11,122	11,996	11,964
5/23	11,057	11,892	11,864
6/23	11,142	12,012	11,982
7/23	11,178	12,059	12,030
8/23	11,090	11,885	11,891
9/23	10,854	11,537	11,550
10/23	10,721	11,439	11,450
11/23	11,232	12,165	12,150
12/23	11,469	12,448	12,424
1/24	11,462	12,384	12,373
2/24	11,489	12,400	12,387
3/24	11,506	12,400	12,372
4/24	11,418	12,246	12,213
5/24	11,426	12,210	12,176
6/24	11,570	12,397	12,347
7/24	11,660	12,510	12,457
8/24	11,739	12,609	12,561
9/24	11,837	12,734	12,689
10/24	11,714	12,548	12,516

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	8.34%	-0.16%	1.59%
Class C Shares Including Sales Charge	7.34%	-0.16%	1.59%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg California Municipal Index	9.32%	1.01%	2.27%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg Municipal Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg California Municipal Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 623,757,000
Holdings Count | Holding		215
Advisory Fees Paid, Amount		$ 2,416,000
InvestmentCompanyPortfolioTurnover		35.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$623,757 Total Number of Portfolio Holdings215 Portfolio Turnover Rate 35.9% Total Advisory Fees Paid (amount in thousands)$2,416
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	101.65%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(1.66)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000153061
Shareholder Report [Line Items]
Fund Name		California Municipal Fund
Class Name		Institutional
Trading Symbol		PCMFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.62%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. For the 12 month period, yields on the Bloomberg California Municipal Index ("Index") decreased significantly leading to gain for the Index over the year. Duration was a negative contributor. Sector allocation and security selection were positive contributors. During the fiscal year ending October 31, 2024, the top sector contributors were multi-family housing, state and transportation while the top security contributors were Foothill / Eastern Transportation Corridor, California Municipal Solid Waste, and the Los Angeles California Airport. The top sector detractors were city, power and tobacco while the top security detractors were San Diego County Airport, California Housing Agency, and California Pollution Control.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $12,831	Bloomberg Municipal Bond Index $12,548	Bloomberg California Municipal Index $12,516
10/14	10,000	10,000	10,000
11/14	10,023	10,017	10,012
12/14	10,108	10,068	10,068
1/15	10,328	10,246	10,240
2/15	10,209	10,141	10,147
3/15	10,249	10,170	10,178
4/15	10,185	10,116	10,122
5/15	10,152	10,089	10,099
6/15	10,132	10,079	10,091
7/15	10,215	10,152	10,166
8/15	10,247	10,172	10,195
9/15	10,324	10,246	10,265
10/15	10,380	10,287	10,303
11/15	10,448	10,328	10,343
12/15	10,571	10,400	10,421
1/16	10,694	10,524	10,535
2/16	10,702	10,541	10,552
3/16	10,792	10,574	10,588
4/16	10,890	10,652	10,668
5/16	10,957	10,681	10,699
6/16	11,196	10,851	10,868
7/16	11,162	10,857	10,873
8/16	11,208	10,872	10,891
9/16	11,120	10,818	10,824
10/16	10,969	10,704	10,698
11/16	10,412	10,305	10,286
12/16	10,569	10,426	10,407
1/17	10,639	10,495	10,488
2/17	10,718	10,568	10,549
3/17	10,763	10,591	10,570
4/17	10,845	10,667	10,644
5/17	11,046	10,837	10,822
6/17	11,038	10,798	10,785
7/17	11,111	10,885	10,881
8/17	11,207	10,968	10,948
9/17	11,185	10,912	10,896
10/17	11,205	10,939	10,932
11/17	11,183	10,880	10,873
12/17	11,323	10,994	10,992
1/18	11,173	10,865	10,861
2/18	11,116	10,832	10,826
3/18	11,161	10,872	10,874
4/18	11,128	10,833	10,830
5/18	11,257	10,957	10,976
6/18	11,278	10,967	10,980
7/18	11,299	10,993	11,006
8/18	11,324	11,022	11,040
9/18	11,232	10,950	10,955
10/18	11,111	10,883	10,880
11/18	11,199	11,003	10,993
12/18	11,341	11,135	11,114
1/19	11,417	11,219	11,187
2/19	11,491	11,279	11,242
3/19	11,690	11,458	11,427
4/19	11,743	11,501	11,477
5/19	11,943	11,659	11,645
6/19	11,993	11,702	11,685
7/19	12,101	11,797	11,783
8/19	12,345	11,983	11,974
9/19	12,245	11,887	11,885
10/19	12,260	11,908	11,906
11/19	12,272	11,938	11,933
12/19	12,318	11,974	11,967
1/20	12,569	12,189	12,181
2/20	12,795	12,346	12,339
3/20	11,971	11,899	11,908
4/20	11,718	11,749	11,781
5/20	12,143	12,123	12,180
6/20	12,395	12,223	12,250
7/20	12,649	12,429	12,460
8/20	12,590	12,370	12,377
9/20	12,612	12,373	12,374
10/20	12,590	12,336	12,340
11/20	12,824	12,522	12,530
12/20	12,933	12,598	12,583
1/21	13,062	12,678	12,643
2/21	12,829	12,477	12,413
3/21	12,915	12,554	12,499
4/21	13,061	12,659	12,598
5/21	13,145	12,697	12,633
6/21	13,195	12,732	12,665
7/21	13,317	12,837	12,771
8/21	13,260	12,790	12,728
9/21	13,121	12,698	12,634
10/21	13,100	12,661	12,598
11/21	13,208	12,769	12,711
12/21	13,223	12,789	12,736
1/22	12,842	12,439	12,358
2/22	12,734	12,395	12,321
3/22	12,295	11,993	11,911
4/22	11,881	11,661	11,565
5/22	11,981	11,834	11,761
6/22	11,767	11,641	11,578
7/22	12,098	11,948	11,905
8/22	11,872	11,686	11,650
9/22	11,441	11,238	11,219
10/22	11,312	11,144	11,146
11/22	11,817	11,666	11,658
12/22	11,849	11,699	11,696
1/23	12,147	12,035	12,012
2/23	11,928	11,763	11,739
3/23	12,121	12,024	11,994
4/23	12,137	11,996	11,964
5/23	12,070	11,892	11,864
6/23	12,164	12,012	11,982
7/23	12,207	12,059	12,030
8/23	12,101	11,885	11,891
9/23	11,859	11,537	11,550
10/23	11,703	11,439	11,450
11/23	12,276	12,165	12,150
12/23	12,538	12,448	12,424
1/24	12,533	12,384	12,373
2/24	12,565	12,400	12,387
3/24	12,586	12,400	12,372
4/24	12,492	12,246	12,213
5/24	12,491	12,210	12,176
6/24	12,664	12,397	12,347
7/24	12,764	12,510	12,457
8/24	12,841	12,609	12,561
9/24	12,964	12,734	12,689
10/24	12,831	12,548	12,516

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Institutional Shares	9.64%	0.92%	2.52%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg California Municipal Index	9.32%	1.01%	2.27%

Performance Inception Date		Jul. 25, 1989
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg Municipal Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg California Municipal Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 623,757,000
Holdings Count | Holding		215
Advisory Fees Paid, Amount		$ 2,416,000
InvestmentCompanyPortfolioTurnover		35.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$623,757 Total Number of Portfolio Holdings215 Portfolio Turnover Rate 35.9% Total Advisory Fees Paid (amount in thousands)$2,416
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	101.65%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(1.66)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038752
Shareholder Report [Line Items]
Fund Name		Core Fixed Income Fund
Class Name		Class A
Trading Symbol		CMPIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.71%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in corporate bonds, and performance benefitted further by sector allocation in financial institutions and the utilities sector. Security selection in agency mortgage-backed securities also contributed positively to performance. The Fund's underweight in government related, commercial mortgage-backed securities and agency mortgage-backed securities detracted from performance. At the end of the third quarter in 2024, the portfolio management team utilized Treasury futures to better align the Fund's key rate duration with the Index, while maintaining the Fund's overall duration positioning.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $11,279	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	9,780	10,000
11/14	9,813	10,071
12/14	9,769	10,080
1/15	9,936	10,292
2/15	9,898	10,195
3/15	9,923	10,242
4/15	9,927	10,206
5/15	9,932	10,181
6/15	9,813	10,070
7/15	9,839	10,140
8/15	9,759	10,125
9/15	9,761	10,194
10/15	9,786	10,196
11/15	9,756	10,169
12/15	9,638	10,136
1/16	9,682	10,275
2/16	9,718	10,348
3/16	9,892	10,443
4/16	9,993	10,483
5/16	10,009	10,486
6/16	10,194	10,674
7/16	10,284	10,742
8/16	10,310	10,730
9/16	10,326	10,723
10/16	10,287	10,641
11/16	10,067	10,390
12/16	10,128	10,404
1/17	10,173	10,425
2/17	10,261	10,495
3/17	10,245	10,489
4/17	10,312	10,570
5/17	10,393	10,651
6/17	10,376	10,641
7/17	10,432	10,687
8/17	10,501	10,782
9/17	10,493	10,731
10/17	10,506	10,737
11/17	10,499	10,723
12/17	10,548	10,773
1/18	10,485	10,649
2/18	10,388	10,548
3/18	10,427	10,615
4/18	10,398	10,536
5/18	10,470	10,611
6/18	10,453	10,598
7/18	10,469	10,601
8/18	10,535	10,669
9/18	10,492	10,600
10/18	10,408	10,517
11/18	10,403	10,579
12/18	10,521	10,774
1/19	10,663	10,888
2/19	10,689	10,882
3/19	10,890	11,091
4/19	10,895	11,094
5/19	11,017	11,291
6/19	11,146	11,432
7/19	11,197	11,458
8/19	11,468	11,755
9/19	11,386	11,692
10/19	11,420	11,727
11/19	11,418	11,721
12/19	11,429	11,713
1/20	11,642	11,938
2/20	11,803	12,153
3/20	11,365	12,082
4/20	11,776	12,297
5/20	11,869	12,354
6/20	12,033	12,432
7/20	12,281	12,617
8/20	12,195	12,515
9/20	12,180	12,509
10/20	12,141	12,453
11/20	12,291	12,575
12/20	12,324	12,592
1/21	12,234	12,502
2/21	12,035	12,321
3/21	11,887	12,168
4/21	12,003	12,264
5/21	12,022	12,304
6/21	12,126	12,390
7/21	12,255	12,529
8/21	12,214	12,505
9/21	12,136	12,397
10/21	12,119	12,393
11/21	12,102	12,430
12/21	12,075	12,398
1/22	11,825	12,131
2/22	11,660	11,996
3/22	11,375	11,662
4/22	10,953	11,220
5/22	10,998	11,292
6/22	10,797	11,115
7/22	11,065	11,387
8/22	10,778	11,065
9/22	10,332	10,587
10/22	10,193	10,450
11/22	10,565	10,834
12/22	10,503	10,785
1/23	10,851	11,117
2/23	10,586	10,829
3/23	10,826	11,104
4/23	10,887	11,172
5/23	10,749	11,050
6/23	10,726	11,011
7/23	10,725	11,003
8/23	10,650	10,933
9/23	10,373	10,655
10/23	10,183	10,487
11/23	10,659	10,962
12/23	11,073	11,381
1/24	11,062	11,350
2/24	10,908	11,190
3/24	11,002	11,293
4/24	10,732	11,008
5/24	10,907	11,194
6/24	11,000	11,300
7/24	11,253	11,564
8/24	11,404	11,731
9/24	11,563	11,888
10/24	11,279	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	10.76%	-0.25%	1.44%
Class A Shares Including Sales Charge	8.30%	-0.71%	1.21%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 10,841,473,000
Holdings Count | Holding		496
Advisory Fees Paid, Amount		$ 35,635,000
InvestmentCompanyPortfolioTurnover		13.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,841,473 Total Number of Portfolio Holdings496 Portfolio Turnover Rate 13.9% Total Advisory Fees Paid (amount in thousands)$35,635
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	51.51%
U.S. Government & Government Agency Obligations	46.48%
Investment Companies	1.12%
Common Stocks	0.18%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000080382
Shareholder Report [Line Items]
Fund Name		Core Fixed Income Fund
Class Name		Class J
Trading Symbol		PIOJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$58	0.55%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in corporate bonds, and performance benefitted further by sector allocation in financial institutions and the utilities sector. Security selection in agency mortgage-backed securities also contributed positively to performance. The Fund's underweight in government related, commercial mortgage-backed securities and agency mortgage-backed securities detracted from performance. At the end of the third quarter in 2024, the portfolio management team utilized Treasury futures to better align the Fund's key rate duration with the Index, while maintaining the Fund's overall duration positioning.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $11,671	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,034	10,071
12/14	9,989	10,080
1/15	10,159	10,292
2/15	10,120	10,195
3/15	10,145	10,242
4/15	10,150	10,206
5/15	10,155	10,181
6/15	10,034	10,070
7/15	10,060	10,140
8/15	9,979	10,125
9/15	9,993	10,194
10/15	10,008	10,196
11/15	9,979	10,169
12/15	9,859	10,136
1/16	9,905	10,275
2/16	9,943	10,348
3/16	10,122	10,443
4/16	10,226	10,483
5/16	10,243	10,486
6/16	10,444	10,674
7/16	10,537	10,742
8/16	10,553	10,730
9/16	10,570	10,723
10/16	10,531	10,641
11/16	10,307	10,390
12/16	10,369	10,404
1/17	10,417	10,425
2/17	10,508	10,495
3/17	10,494	10,489
4/17	10,574	10,570
5/17	10,647	10,651
6/17	10,631	10,641
7/17	10,690	10,687
8/17	10,762	10,782
9/17	10,755	10,731
10/17	10,781	10,737
11/17	10,763	10,723
12/17	10,815	10,773
1/18	10,752	10,649
2/18	10,653	10,548
3/18	10,695	10,615
4/18	10,666	10,536
5/18	10,741	10,611
6/18	10,737	10,598
7/18	10,755	10,601
8/18	10,823	10,669
9/18	10,780	10,600
10/18	10,683	10,517
11/18	10,691	10,579
12/18	10,802	10,774
1/19	10,960	10,888
2/19	10,976	10,882
3/19	11,183	11,091
4/19	11,201	11,094
5/19	11,327	11,291
6/19	11,460	11,432
7/19	11,502	11,458
8/19	11,781	11,755
9/19	11,710	11,692
10/19	11,745	11,727
11/19	11,744	11,721
12/19	11,745	11,713
1/20	11,964	11,938
2/20	12,142	12,153
3/20	11,695	12,082
4/20	12,106	12,297
5/20	12,203	12,354
6/20	12,372	12,432
7/20	12,629	12,617
8/20	12,542	12,515
9/20	12,540	12,509
10/20	12,490	12,453
11/20	12,657	12,575
12/20	12,693	12,592
1/21	12,602	12,502
2/21	12,387	12,321
3/21	12,247	12,168
4/21	12,356	12,264
5/21	12,389	12,304
6/21	12,497	12,390
7/21	12,631	12,529
8/21	12,590	12,505
9/21	12,500	12,397
10/21	12,484	12,393
11/21	12,480	12,430
12/21	12,441	12,398
1/22	12,199	12,131
2/22	12,030	11,996
3/22	11,725	11,662
4/22	11,293	11,220
5/22	11,341	11,292
6/22	11,135	11,115
7/22	11,413	11,387
8/22	11,131	11,065
9/22	10,660	10,587
10/22	10,518	10,450
11/22	10,902	10,834
12/22	10,840	10,785
1/23	11,199	11,117
2/23	10,927	10,829
3/23	11,176	11,104
4/23	11,240	11,172
5/23	11,099	11,050
6/23	11,077	11,011
7/23	11,077	11,003
8/23	11,002	10,933
9/23	10,717	10,655
10/23	10,523	10,487
11/23	11,014	10,962
12/23	11,442	11,381
1/24	11,433	11,350
2/24	11,275	11,190
3/24	11,374	11,293
4/24	11,098	11,008
5/24	11,294	11,194
6/24	11,377	11,300
7/24	11,640	11,564
8/24	11,811	11,731
9/24	11,963	11,888
10/24	11,671	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	10.91%	-0.13%	1.56%
Class J Shares Including Sales Charge	9.91%	-0.13%	1.56%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 10,841,473,000
Holdings Count | Holding		496
Advisory Fees Paid, Amount		$ 35,635,000
InvestmentCompanyPortfolioTurnover		13.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,841,473 Total Number of Portfolio Holdings496 Portfolio Turnover Rate 13.9% Total Advisory Fees Paid (amount in thousands)$35,635
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	51.51%
U.S. Government & Government Agency Obligations	46.48%
Investment Companies	1.12%
Common Stocks	0.18%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000038755
Shareholder Report [Line Items]
Fund Name		Core Fixed Income Fund
Class Name		Institutional
Trading Symbol		PIOIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.44%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.44%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in corporate bonds, and performance benefitted further by sector allocation in financial institutions and the utilities sector. Security selection in agency mortgage-backed securities also contributed positively to performance. The Fund's underweight in government related, commercial mortgage-backed securities and agency mortgage-backed securities detracted from performance. At the end of the third quarter in 2024, the portfolio management team utilized Treasury futures to better align the Fund's key rate duration with the Index, while maintaining the Fund's overall duration positioning.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $11,901	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,047	10,071
12/14	9,996	10,080
1/15	10,169	10,292
2/15	10,133	10,195
3/15	10,172	10,242
4/15	10,179	10,206
5/15	10,177	10,181
6/15	10,059	10,070
7/15	10,088	10,140
8/15	10,010	10,125
9/15	10,026	10,194
10/15	10,054	10,196
11/15	10,027	10,169
12/15	9,899	10,136
1/16	9,947	10,275
2/16	9,988	10,348
3/16	10,169	10,443
4/16	10,287	10,483
5/16	10,306	10,486
6/16	10,499	10,674
7/16	10,595	10,742
8/16	10,625	10,730
9/16	10,645	10,723
10/16	10,597	10,641
11/16	10,386	10,390
12/16	10,441	10,404
1/17	10,501	10,425
2/17	10,584	10,495
3/17	10,583	10,489
4/17	10,654	10,570
5/17	10,741	10,651
6/17	10,716	10,641
7/17	10,788	10,687
8/17	10,851	10,782
9/17	10,845	10,731
10/17	10,872	10,737
11/17	10,856	10,723
12/17	10,921	10,773
1/18	10,859	10,649
2/18	10,761	10,548
3/18	10,804	10,615
4/18	10,765	10,536
5/18	10,853	10,611
6/18	10,838	10,598
7/18	10,858	10,601
8/18	10,928	10,669
9/18	10,887	10,600
10/18	10,791	10,517
11/18	10,800	10,579
12/18	10,914	10,774
1/19	11,075	10,888
2/19	11,105	10,882
3/19	11,316	11,091
4/19	11,324	11,094
5/19	11,453	11,291
6/19	11,589	11,432
7/19	11,645	11,458
8/19	11,929	11,755
9/19	11,847	11,692
10/19	11,885	11,727
11/19	11,886	11,721
12/19	11,900	11,713
1/20	12,124	11,938
2/20	12,294	12,153
3/20	11,842	12,082
4/20	12,272	12,297
5/20	12,371	12,354
6/20	12,543	12,432
7/20	12,804	12,617
8/20	12,717	12,515
9/20	12,703	12,509
10/20	12,665	12,453
11/20	12,835	12,575
12/20	12,872	12,592
1/21	12,781	12,502
2/21	12,564	12,321
3/21	12,424	12,168
4/21	12,536	12,264
5/21	12,558	12,304
6/21	12,669	12,390
7/21	12,819	12,529
8/21	12,779	12,505
9/21	12,687	12,397
10/21	12,672	12,393
11/21	12,670	12,430
12/21	12,632	12,398
1/22	12,374	12,131
2/22	12,217	11,996
3/22	11,910	11,662
4/22	11,473	11,220
5/22	11,522	11,292
6/22	11,315	11,115
7/22	11,598	11,387
8/22	11,302	11,065
9/22	10,838	10,587
10/22	10,695	10,450
11/22	11,086	10,834
12/22	11,012	10,785
1/23	11,392	11,117
2/23	11,117	10,829
3/23	11,372	11,104
4/23	11,439	11,172
5/23	11,297	11,050
6/23	11,276	11,011
7/23	11,279	11,003
8/23	11,203	10,933
9/23	10,916	10,655
10/23	10,720	10,487
11/23	11,221	10,962
12/23	11,659	11,381
1/24	11,650	11,350
2/24	11,491	11,190
3/24	11,592	11,293
4/24	11,312	11,008
5/24	11,499	11,194
6/24	11,599	11,300
7/24	11,867	11,564
8/24	12,028	11,731
9/24	12,198	11,888
10/24	11,901	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	11.01%	0.03%	1.76%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 10,841,473,000
Holdings Count | Holding		496
Advisory Fees Paid, Amount		$ 35,635,000
InvestmentCompanyPortfolioTurnover		13.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,841,473 Total Number of Portfolio Holdings496 Portfolio Turnover Rate 13.9% Total Advisory Fees Paid (amount in thousands)$35,635
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	51.51%
U.S. Government & Government Agency Obligations	46.48%
Investment Companies	1.12%
Common Stocks	0.18%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion. Effective March 1, 2024, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 0.46% to 0.43%.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion. Effective March 1, 2024, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 0.46% to 0.43%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000085769
Shareholder Report [Line Items]
Fund Name		Core Fixed Income Fund
Class Name		R-1
Trading Symbol		PIOMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$128	1.22%

Expenses Paid, Amount		$ 128
Expense Ratio, Percent		1.22%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in corporate bonds, and performance benefitted further by sector allocation in financial institutions and the utilities sector. Security selection in agency mortgage-backed securities also contributed positively to performance. The Fund's underweight in government related, commercial mortgage-backed securities and agency mortgage-backed securities detracted from performance. At the end of the third quarter in 2024, the portfolio management team utilized Treasury futures to better align the Fund's key rate duration with the Index, while maintaining the Fund's overall duration positioning.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $10,974	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,030	10,071
12/14	9,971	10,080
1/15	10,147	10,292
2/15	10,104	10,195
3/15	10,125	10,242
4/15	10,126	10,206
5/15	10,127	10,181
6/15	10,002	10,070
7/15	10,023	10,140
8/15	9,938	10,125
9/15	9,937	10,194
10/15	9,958	10,196
11/15	9,924	10,169
12/15	9,800	10,136
1/16	9,841	10,275
2/16	9,874	10,348
3/16	10,046	10,443
4/16	10,143	10,483
5/16	10,156	10,486
6/16	10,349	10,674
7/16	10,425	10,742
8/16	10,447	10,730
9/16	10,459	10,723
10/16	10,416	10,641
11/16	10,190	10,390
12/16	10,246	10,404
1/17	10,288	10,425
2/17	10,372	10,495
3/17	10,353	10,489
4/17	10,416	10,570
5/17	10,493	10,651
6/17	10,471	10,641
7/17	10,524	10,687
8/17	10,589	10,782
9/17	10,577	10,731
10/17	10,585	10,737
11/17	10,574	10,723
12/17	10,619	10,773
1/18	10,551	10,649
2/18	10,449	10,548
3/18	10,484	10,615
4/18	10,451	10,536
5/18	10,519	10,611
6/18	10,497	10,598
7/18	10,510	10,601
8/18	10,570	10,669
9/18	10,524	10,600
10/18	10,436	10,517
11/18	10,426	10,579
12/18	10,541	10,774
1/19	10,690	10,888
2/19	10,700	10,882
3/19	10,896	11,091
4/19	10,908	11,094
5/19	11,024	11,291
6/19	11,149	11,432
7/19	11,184	11,458
8/19	11,449	11,755
9/19	11,364	11,692
10/19	11,404	11,727
11/19	11,398	11,721
12/19	11,392	11,713
1/20	11,599	11,938
2/20	11,754	12,153
3/20	11,327	12,082
4/20	11,719	12,297
5/20	11,806	12,354
6/20	11,963	12,432
7/20	12,204	12,617
8/20	12,113	12,515
9/20	12,105	12,509
10/20	12,049	12,453
11/20	12,203	12,575
12/20	12,230	12,592
1/21	12,136	12,502
2/21	11,923	12,321
3/21	11,783	12,168
4/21	11,881	12,264
5/21	11,906	12,304
6/21	12,004	12,390
7/21	12,127	12,529
8/21	12,081	12,505
9/21	11,987	12,397
10/21	11,965	12,393
11/21	11,956	12,430
12/21	11,911	12,398
1/22	11,673	12,131
2/22	11,507	11,996
3/22	11,209	11,662
4/22	10,791	11,220
5/22	10,830	11,292
6/22	10,628	11,115
7/22	10,887	11,387
8/22	10,601	11,065
9/22	10,159	10,587
10/22	10,019	10,450
11/22	10,379	10,834
12/22	10,314	10,785
1/23	10,651	11,117
2/23	10,387	10,829
3/23	10,618	11,104
4/23	10,673	11,172
5/23	10,534	11,050
6/23	10,507	11,011
7/23	10,503	11,003
8/23	10,426	10,933
9/23	10,151	10,655
10/23	9,963	10,487
11/23	10,422	10,962
12/23	10,821	11,381
1/24	10,806	11,350
2/24	10,652	11,190
3/24	10,739	11,293
4/24	10,473	11,008
5/24	10,651	11,194
6/24	10,724	11,300
7/24	10,965	11,564
8/24	11,119	11,731
9/24	11,256	11,888
10/24	10,974	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	10.15%	-0.77%	0.93%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 10,841,473,000
Holdings Count | Holding		496
Advisory Fees Paid, Amount		$ 35,635,000
InvestmentCompanyPortfolioTurnover		13.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,841,473 Total Number of Portfolio Holdings496 Portfolio Turnover Rate 13.9% Total Advisory Fees Paid (amount in thousands)$35,635
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	51.51%
U.S. Government & Government Agency Obligations	46.48%
Investment Companies	1.12%
Common Stocks	0.18%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion. Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000085771
Shareholder Report [Line Items]
Fund Name		Core Fixed Income Fund
Class Name		R-3
Trading Symbol		PIOOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$96	0.91%

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in corporate bonds, and performance benefitted further by sector allocation in financial institutions and the utilities sector. Security selection in agency mortgage-backed securities also contributed positively to performance. The Fund's underweight in government related, commercial mortgage-backed securities and agency mortgage-backed securities detracted from performance. At the end of the third quarter in 2024, the portfolio management team utilized Treasury futures to better align the Fund's key rate duration with the Index, while maintaining the Fund's overall duration positioning.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $11,327	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,033	10,071
12/14	9,986	10,080
1/15	10,154	10,292
2/15	10,114	10,195
3/15	10,138	10,242
4/15	10,141	10,206
5/15	10,145	10,181
6/15	10,022	10,070
7/15	10,046	10,140
8/15	9,964	10,125
9/15	9,976	10,194
10/15	9,988	10,196
11/15	9,957	10,169
12/15	9,835	10,136
1/16	9,879	10,275
2/16	9,914	10,348
3/16	10,089	10,443
4/16	10,190	10,483
5/16	10,216	10,486
6/16	10,402	10,674
7/16	10,492	10,742
8/16	10,516	10,730
9/16	10,531	10,723
10/16	10,479	10,641
11/16	10,266	10,390
12/16	10,314	10,404
1/17	10,370	10,425
2/17	10,446	10,495
3/17	10,440	10,489
4/17	10,506	10,570
5/17	10,586	10,651
6/17	10,557	10,641
7/17	10,624	10,687
8/17	10,681	10,782
9/17	10,671	10,731
10/17	10,694	10,737
11/17	10,673	10,723
12/17	10,733	10,773
1/18	10,668	10,649
2/18	10,567	10,548
3/18	10,594	10,615
4/18	10,563	10,536
5/18	10,634	10,611
6/18	10,627	10,598
7/18	10,642	10,601
8/18	10,706	10,669
9/18	10,662	10,600
10/18	10,564	10,517
11/18	10,569	10,579
12/18	10,676	10,774
1/19	10,829	10,888
2/19	10,854	10,882
3/19	11,055	11,091
4/19	11,058	11,094
5/19	11,179	11,291
6/19	11,308	11,432
7/19	11,358	11,458
8/19	11,630	11,755
9/19	11,546	11,692
10/19	11,579	11,727
11/19	11,575	11,721
12/19	11,584	11,713
1/20	11,797	11,938
2/20	11,958	12,153
3/20	11,515	12,082
4/20	11,927	12,297
5/20	12,020	12,354
6/20	12,182	12,432
7/20	12,430	12,617
8/20	12,341	12,515
9/20	12,324	12,509
10/20	12,282	12,453
11/20	12,430	12,575
12/20	12,473	12,592
1/21	12,380	12,502
2/21	12,166	12,321
3/21	12,027	12,168
4/21	12,130	12,264
5/21	12,147	12,304
6/21	12,249	12,390
7/21	12,377	12,529
8/21	12,346	12,505
9/21	12,254	12,397
10/21	12,235	12,393
11/21	12,228	12,430
12/21	12,186	12,398
1/22	11,934	12,131
2/22	11,779	11,996
3/22	11,478	11,662
4/22	11,053	11,220
5/22	11,096	11,292
6/22	10,892	11,115
7/22	11,160	11,387
8/22	10,871	11,065
9/22	10,421	10,587
10/22	10,280	10,450
11/22	10,651	10,834
12/22	10,575	10,785
1/23	10,935	11,117
2/23	10,655	10,829
3/23	10,907	11,104
4/23	10,967	11,172
5/23	10,827	11,050
6/23	10,802	11,011
7/23	10,800	11,003
8/23	10,724	10,933
9/23	10,445	10,655
10/23	10,254	10,487
11/23	10,728	10,962
12/23	11,141	11,381
1/24	11,129	11,350
2/24	10,973	11,190
3/24	11,065	11,293
4/24	10,794	11,008
5/24	10,968	11,194
6/24	11,058	11,300
7/24	11,309	11,564
8/24	11,470	11,731
9/24	11,615	11,888
10/24	11,327	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	10.47%	-0.44%	1.25%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 10,841,473,000
Holdings Count | Holding		496
Advisory Fees Paid, Amount		$ 35,635,000
InvestmentCompanyPortfolioTurnover		13.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,841,473 Total Number of Portfolio Holdings496 Portfolio Turnover Rate 13.9% Total Advisory Fees Paid (amount in thousands)$35,635
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	51.51%
U.S. Government & Government Agency Obligations	46.48%
Investment Companies	1.12%
Common Stocks	0.18%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion. Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000085772
Shareholder Report [Line Items]
Fund Name		Core Fixed Income Fund
Class Name		R-4
Trading Symbol		PIOPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$76	0.72%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in corporate bonds, and performance benefitted further by sector allocation in financial institutions and the utilities sector. Security selection in agency mortgage-backed securities also contributed positively to performance. The Fund's underweight in government related, commercial mortgage-backed securities and agency mortgage-backed securities detracted from performance. At the end of the third quarter in 2024, the portfolio management team utilized Treasury futures to better align the Fund's key rate duration with the Index, while maintaining the Fund's overall duration positioning.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $11,558	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,044	10,071
12/14	9,989	10,080
1/15	10,169	10,292
2/15	10,121	10,195
3/15	10,156	10,242
4/15	10,161	10,206
5/15	10,156	10,181
6/15	10,045	10,070
7/15	10,061	10,140
8/15	9,990	10,125
9/15	9,993	10,194
10/15	10,017	10,196
11/15	9,987	10,169
12/15	9,857	10,136
1/16	9,902	10,275
2/16	9,939	10,348
3/16	10,127	10,443
4/16	10,230	10,483
5/16	10,246	10,486
6/16	10,435	10,674
7/16	10,527	10,742
8/16	10,553	10,730
9/16	10,569	10,723
10/16	10,519	10,641
11/16	10,306	10,390
12/16	10,368	10,404
1/17	10,414	10,425
2/17	10,504	10,495
3/17	10,488	10,489
4/17	10,556	10,570
5/17	10,639	10,651
6/17	10,622	10,641
7/17	10,679	10,687
8/17	10,750	10,782
9/17	10,742	10,731
10/17	10,755	10,737
11/17	10,747	10,723
12/17	10,798	10,773
1/18	10,734	10,649
2/18	10,634	10,548
3/18	10,675	10,615
4/18	10,645	10,536
5/18	10,718	10,611
6/18	10,701	10,598
7/18	10,718	10,601
8/18	10,785	10,669
9/18	10,741	10,600
10/18	10,656	10,517
11/18	10,651	10,579
12/18	10,772	10,774
1/19	10,917	10,888
2/19	10,944	10,882
3/19	11,149	11,091
4/19	11,154	11,094
5/19	11,289	11,291
6/19	11,421	11,432
7/19	11,461	11,458
8/19	11,738	11,755
9/19	11,655	11,692
10/19	11,702	11,727
11/19	11,700	11,721
12/19	11,699	11,713
1/20	11,916	11,938
2/20	12,081	12,153
3/20	11,647	12,082
4/20	12,054	12,297
5/20	12,149	12,354
6/20	12,315	12,432
7/20	12,569	12,617
8/20	12,480	12,515
9/20	12,477	12,509
10/20	12,424	12,453
11/20	12,588	12,575
12/20	12,622	12,592
1/21	12,530	12,502
2/21	12,315	12,321
3/21	12,175	12,168
4/21	12,282	12,264
5/21	12,313	12,304
6/21	12,419	12,390
7/21	12,551	12,529
8/21	12,509	12,505
9/21	12,417	12,397
10/21	12,400	12,393
11/21	12,395	12,430
12/21	12,355	12,398
1/22	12,113	12,131
2/22	11,945	11,996
3/22	11,654	11,662
4/22	11,212	11,220
5/22	11,257	11,292
6/22	11,052	11,115
7/22	11,326	11,387
8/22	11,034	11,065
9/22	10,578	10,587
10/22	10,437	10,450
11/22	10,816	10,834
12/22	10,753	10,785
1/23	11,108	11,117
2/23	10,838	10,829
3/23	11,083	11,104
4/23	11,145	11,172
5/23	11,005	11,050
6/23	10,982	11,011
7/23	10,981	11,003
8/23	10,906	10,933
9/23	10,623	10,655
10/23	10,443	10,487
11/23	10,928	10,962
12/23	11,350	11,381
1/24	11,339	11,350
2/24	11,182	11,190
3/24	11,278	11,293
4/24	11,004	11,008
5/24	11,182	11,194
6/24	11,276	11,300
7/24	11,534	11,564
8/24	11,687	11,731
9/24	11,849	11,888
10/24	11,558	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	10.68%	-0.25%	1.46%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 10,841,473,000
Holdings Count | Holding		496
Advisory Fees Paid, Amount		$ 35,635,000
InvestmentCompanyPortfolioTurnover		13.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,841,473 Total Number of Portfolio Holdings496 Portfolio Turnover Rate 13.9% Total Advisory Fees Paid (amount in thousands)$35,635
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	51.51%
U.S. Government & Government Agency Obligations	46.48%
Investment Companies	1.12%
Common Stocks	0.18%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000085768
Shareholder Report [Line Items]
Fund Name		Core Fixed Income Fund
Class Name		R-5
Trading Symbol		PIOQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$63	0.60%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in corporate bonds, and performance benefitted further by sector allocation in financial institutions and the utilities sector. Security selection in agency mortgage-backed securities also contributed positively to performance. The Fund's underweight in government related, commercial mortgage-backed securities and agency mortgage-backed securities detracted from performance. At the end of the third quarter in 2024, the portfolio management team utilized Treasury futures to better align the Fund's key rate duration with the Index, while maintaining the Fund's overall duration positioning.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $11,676	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,035	10,071
12/14	9,991	10,080
1/15	10,162	10,292
2/15	10,125	10,195
3/15	10,151	10,242
4/15	10,157	10,206
5/15	10,163	10,181
6/15	10,042	10,070
7/15	10,070	10,140
8/15	9,989	10,125
9/15	10,004	10,194
10/15	10,019	10,196
11/15	9,990	10,169
12/15	9,871	10,136
1/16	9,917	10,275
2/16	9,955	10,348
3/16	10,134	10,443
4/16	10,238	10,483
5/16	10,255	10,486
6/16	10,456	10,674
7/16	10,539	10,742
8/16	10,566	10,730
9/16	10,584	10,723
10/16	10,545	10,641
11/16	10,322	10,390
12/16	10,385	10,404
1/17	10,432	10,425
2/17	10,523	10,495
3/17	10,509	10,489
4/17	10,589	10,570
5/17	10,662	10,651
6/17	10,646	10,641
7/17	10,705	10,687
8/17	10,777	10,782
9/17	10,770	10,731
10/17	10,795	10,737
11/17	10,777	10,723
12/17	10,829	10,773
1/18	10,766	10,649
2/18	10,667	10,548
3/18	10,709	10,615
4/18	10,680	10,536
5/18	10,755	10,611
6/18	10,750	10,598
7/18	10,757	10,601
8/18	10,825	10,669
9/18	10,782	10,600
10/18	10,697	10,517
11/18	10,694	10,579
12/18	10,816	10,774
1/19	10,975	10,888
2/19	10,991	10,882
3/19	11,198	11,091
4/19	11,205	11,094
5/19	11,343	11,291
6/19	11,476	11,432
7/19	11,518	11,458
8/19	11,798	11,755
9/19	11,715	11,692
10/19	11,764	11,727
11/19	11,751	11,721
12/19	11,764	11,713
1/20	11,984	11,938
2/20	12,150	12,153
3/20	11,714	12,082
4/20	12,126	12,297
5/20	12,223	12,354
6/20	12,392	12,432
7/20	12,648	12,617
8/20	12,560	12,515
9/20	12,546	12,509
10/20	12,506	12,453
11/20	12,661	12,575
12/20	12,708	12,592
1/21	12,617	12,502
2/21	12,401	12,321
3/21	12,262	12,168
4/21	12,370	12,264
5/21	12,391	12,304
6/21	12,499	12,390
7/21	12,634	12,529
8/21	12,605	12,505
9/21	12,513	12,397
10/21	12,497	12,393
11/21	12,493	12,430
12/21	12,454	12,398
1/22	12,198	12,131
2/22	12,042	11,996
3/22	11,737	11,662
4/22	11,304	11,220
5/22	11,351	11,292
6/22	11,145	11,115
7/22	11,423	11,387
8/22	11,128	11,065
9/22	10,669	10,587
10/22	10,528	10,450
11/22	10,911	10,834
12/22	10,850	10,785
1/23	11,209	11,117
2/23	10,937	10,829
3/23	11,186	11,104
4/23	11,250	11,172
5/23	11,110	11,050
6/23	11,087	11,011
7/23	11,088	11,003
8/23	11,012	10,933
9/23	10,727	10,655
10/23	10,533	10,487
11/23	11,025	10,962
12/23	11,454	11,381
1/24	11,444	11,350
2/24	11,286	11,190
3/24	11,384	11,293
4/24	11,107	11,008
5/24	11,289	11,194
6/24	11,386	11,300
7/24	11,648	11,564
8/24	11,818	11,731
9/24	11,970	11,888
10/24	11,676	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	10.85%	-0.15%	1.56%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 10,841,473,000
Holdings Count | Holding		496
Advisory Fees Paid, Amount		$ 35,635,000
InvestmentCompanyPortfolioTurnover		13.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,841,473 Total Number of Portfolio Holdings496 Portfolio Turnover Rate 13.9% Total Advisory Fees Paid (amount in thousands)$35,635
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	51.51%
U.S. Government & Government Agency Obligations	46.48%
Investment Companies	1.12%
Common Stocks	0.18%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000149261
Shareholder Report [Line Items]
Fund Name		Core Fixed Income Fund
Class Name		R-6
Trading Symbol		PICNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$36	0.34%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.34%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in corporate bonds, and performance benefitted further by sector allocation in financial institutions and the utilities sector. Security selection in agency mortgage-backed securities also contributed positively to performance. The Fund's underweight in government related, commercial mortgage-backed securities and agency mortgage-backed securities detracted from performance. At the end of the third quarter in 2024, the portfolio management team utilized Treasury futures to better align the Fund's key rate duration with the Index, while maintaining the Fund's overall duration positioning.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $11,966	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,045	10,071
12/14	9,993	10,080
1/15	10,165	10,292
2/15	10,129	10,195
3/15	10,157	10,242
4/15	10,164	10,206
5/15	10,172	10,181
6/15	10,053	10,070
7/15	10,082	10,140
8/15	10,003	10,125
9/15	10,019	10,194
10/15	10,046	10,196
11/15	10,019	10,169
12/15	9,890	10,136
1/16	9,938	10,275
2/16	9,978	10,348
3/16	10,159	10,443
4/16	10,275	10,483
5/16	10,295	10,486
6/16	10,487	10,674
7/16	10,583	10,742
8/16	10,613	10,730
9/16	10,622	10,723
10/16	10,586	10,641
11/16	10,364	10,390
12/16	10,429	10,404
1/17	10,479	10,425
2/17	10,573	10,495
3/17	10,561	10,489
4/17	10,633	10,570
5/17	10,719	10,651
6/17	10,694	10,641
7/17	10,767	10,687
8/17	10,842	10,782
9/17	10,837	10,731
10/17	10,854	10,737
11/17	10,838	10,723
12/17	10,904	10,773
1/18	10,843	10,649
2/18	10,745	10,548
3/18	10,789	10,615
4/18	10,762	10,536
5/18	10,841	10,611
6/18	10,826	10,598
7/18	10,847	10,601
8/18	10,919	10,669
9/18	10,878	10,600
10/18	10,794	10,517
11/18	10,793	10,579
12/18	10,919	10,774
1/19	11,070	10,888
2/19	11,100	10,882
3/19	11,312	11,091
4/19	11,321	11,094
5/19	11,463	11,291
6/19	11,588	11,432
7/19	11,645	11,458
8/19	11,930	11,755
9/19	11,850	11,692
10/19	11,889	11,727
11/19	11,891	11,721
12/19	11,906	11,713
1/20	12,132	11,938
2/20	12,302	12,153
3/20	11,851	12,082
4/20	12,283	12,297
5/20	12,384	12,354
6/20	12,558	12,432
7/20	12,821	12,617
8/20	12,734	12,515
9/20	12,722	12,509
10/20	12,685	12,453
11/20	12,844	12,575
12/20	12,895	12,592
1/21	12,805	12,502
2/21	12,589	12,321
3/21	12,450	12,168
4/21	12,563	12,264
5/21	12,586	12,304
6/21	12,699	12,390
7/21	12,839	12,529
8/21	12,812	12,505
9/21	12,722	12,397
10/21	12,708	12,393
11/21	12,707	12,430
12/21	12,670	12,398
1/22	12,413	12,131
2/22	12,256	11,996
3/22	11,948	11,662
4/22	11,510	11,220
5/22	11,560	11,292
6/22	11,353	11,115
7/22	11,638	11,387
8/22	11,341	11,065
9/22	10,876	10,587
10/22	10,733	10,450
11/22	11,127	10,834
12/22	11,067	10,785
1/23	11,436	11,117
2/23	11,160	10,829
3/23	11,417	11,104
4/23	11,485	11,172
5/23	11,344	11,050
6/23	11,323	11,011
7/23	11,327	11,003
8/23	11,252	10,933
9/23	10,963	10,655
10/23	10,767	10,487
11/23	11,272	10,962
12/23	11,713	11,381
1/24	11,705	11,350
2/24	11,547	11,190
3/24	11,650	11,293
4/24	11,369	11,008
5/24	11,558	11,194
6/24	11,659	11,300
7/24	11,930	11,564
8/24	12,107	11,731
9/24	12,265	11,888
10/24	11,966	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	11.14%	0.13%	1.81%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance Inception Date		Dec. 15, 1975
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 10,841,473,000
Holdings Count | Holding		496
Advisory Fees Paid, Amount		$ 35,635,000
InvestmentCompanyPortfolioTurnover		13.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,841,473 Total Number of Portfolio Holdings496 Portfolio Turnover Rate 13.9% Total Advisory Fees Paid (amount in thousands)$35,635
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	51.51%
U.S. Government & Government Agency Obligations	46.48%
Investment Companies	1.12%
Common Stocks	0.18%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000018963
Shareholder Report [Line Items]
Fund Name		Core Plus Bond Fund
Class Name		Class A
Trading Symbol		PRBDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.81%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.81%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the past year, the top contributing factors included an out-of-Index allocation to below investment grade corporate bonds, security selection within mortgage-backed securities, and security selection within investment grade corporate bonds. The top detracting factors were duration positioning, curve positioning, and security selection within U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $10,941	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	9,623	10,000
11/14	9,653	10,071
12/14	9,633	10,080
1/15	9,807	10,292
2/15	9,774	10,195
3/15	9,803	10,242
4/15	9,786	10,206
5/15	9,759	10,181
6/15	9,631	10,070
7/15	9,681	10,140
8/15	9,631	10,125
9/15	9,652	10,194
10/15	9,684	10,196
11/15	9,643	10,169
12/15	9,569	10,136
1/16	9,639	10,275
2/16	9,674	10,348
3/16	9,811	10,443
4/16	9,893	10,483
5/16	9,903	10,486
6/16	10,067	10,674
7/16	10,168	10,742
8/16	10,186	10,730
9/16	10,175	10,723
10/16	10,110	10,641
11/16	9,881	10,390
12/16	9,913	10,404
1/17	9,952	10,425
2/17	10,036	10,495
3/17	10,014	10,489
4/17	10,099	10,570
5/17	10,186	10,651
6/17	10,181	10,641
7/17	10,240	10,687
8/17	10,309	10,782
9/17	10,295	10,731
10/17	10,309	10,737
11/17	10,303	10,723
12/17	10,356	10,773
1/18	10,267	10,649
2/18	10,137	10,548
3/18	10,163	10,615
4/18	10,102	10,536
5/18	10,128	10,611
6/18	10,106	10,598
7/18	10,142	10,601
8/18	10,192	10,669
9/18	10,141	10,600
10/18	10,026	10,517
11/18	10,036	10,579
12/18	10,139	10,774
1/19	10,301	10,888
2/19	10,324	10,882
3/19	10,505	11,091
4/19	10,539	11,094
5/19	10,694	11,291
6/19	10,855	11,432
7/19	10,890	11,458
8/19	11,126	11,755
9/19	11,071	11,692
10/19	11,092	11,727
11/19	11,084	11,721
12/19	11,096	11,713
1/20	11,292	11,938
2/20	11,455	12,153
3/20	11,143	12,082
4/20	11,500	12,297
5/20	11,625	12,354
6/20	11,739	12,432
7/20	12,008	12,617
8/20	11,927	12,515
9/20	11,904	12,509
10/20	11,867	12,453
11/20	12,079	12,575
12/20	12,120	12,592
1/21	12,026	12,502
2/21	11,856	12,321
3/21	11,775	12,168
4/21	11,880	12,264
5/21	11,897	12,304
6/21	12,023	12,390
7/21	12,107	12,529
8/21	12,105	12,505
9/21	12,016	12,397
10/21	12,014	12,393
11/21	11,989	12,430
12/21	12,008	12,398
1/22	11,737	12,131
2/22	11,564	11,996
3/22	11,281	11,662
4/22	10,820	11,220
5/22	10,870	11,292
6/22	10,597	11,115
7/22	10,895	11,387
8/22	10,604	11,065
9/22	10,094	10,587
10/22	9,968	10,450
11/22	10,338	10,834
12/22	10,280	10,785
1/23	10,620	11,117
2/23	10,343	10,829
3/23	10,581	11,104
4/23	10,627	11,172
5/23	10,491	11,050
6/23	10,457	11,011
7/23	10,458	11,003
8/23	10,371	10,933
9/23	10,063	10,655
10/23	9,885	10,487
11/23	10,370	10,962
12/23	10,804	11,381
1/24	10,785	11,350
2/24	10,615	11,190
3/24	10,718	11,293
4/24	10,420	11,008
5/24	10,598	11,194
6/24	10,717	11,300
7/24	10,968	11,564
8/24	11,123	11,731
9/24	11,268	11,888
10/24	10,941	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	10.68%	-0.28%	1.29%
Class A Shares Including Sales Charge	6.55%	-1.03%	0.90%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 548,704,000
Holdings Count | Holding		838
Advisory Fees Paid, Amount		$ 2,448,000
InvestmentCompanyPortfolioTurnover		159.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$548,704 Total Number of Portfolio Holdings838 Portfolio Turnover Rate 159.6% Total Advisory Fees Paid (amount in thousands)$2,448
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	72.46%
U.S. Government & Government Agency Obligations	33.46%
Investment Companies	2.95%
Senior Floating Rate Interests	1.31%
Preferred Stocks	0.64%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion. Effective March 1, 2024, the Manager changed the contractual expense limitation for the Fund's Class A shares from 0.84% to 0.80%.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion. Effective March 1, 2024, the Manager changed the contractual expense limitation for the Fund's Class A shares from 0.84% to 0.80%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000018962
Shareholder Report [Line Items]
Fund Name		Core Plus Bond Fund
Class Name		Class J
Trading Symbol		PBMJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$84	0.80%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the past year, the top contributing factors included an out-of-Index allocation to below investment grade corporate bonds, security selection within mortgage-backed securities, and security selection within investment grade corporate bonds. The top detracting factors were duration positioning, curve positioning, and security selection within U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $11,393	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,040	10,071
12/14	10,019	10,080
1/15	10,198	10,292
2/15	10,164	10,195
3/15	10,194	10,242
4/15	10,167	10,206
5/15	10,149	10,181
6/15	10,016	10,070
7/15	10,058	10,140
8/15	10,016	10,125
9/15	10,029	10,194
10/15	10,071	10,196
11/15	10,029	10,169
12/15	9,953	10,136
1/16	10,016	10,275
2/16	10,063	10,348
3/16	10,205	10,443
4/16	10,291	10,483
5/16	10,301	10,486
6/16	10,471	10,674
7/16	10,576	10,742
8/16	10,596	10,730
9/16	10,585	10,723
10/16	10,520	10,641
11/16	10,283	10,390
12/16	10,317	10,404
1/17	10,358	10,425
2/17	10,445	10,495
3/17	10,432	10,489
4/17	10,520	10,570
5/17	10,601	10,651
6/17	10,605	10,641
7/17	10,666	10,687
8/17	10,738	10,782
9/17	10,713	10,731
10/17	10,738	10,737
11/17	10,724	10,723
12/17	10,779	10,773
1/18	10,697	10,649
2/18	10,564	10,548
3/18	10,591	10,615
4/18	10,519	10,536
5/18	10,547	10,611
6/18	10,526	10,598
7/18	10,562	10,601
8/18	10,615	10,669
9/18	10,562	10,600
10/18	10,442	10,517
11/18	10,452	10,579
12/18	10,559	10,774
1/19	10,737	10,888
2/19	10,750	10,882
3/19	10,948	11,091
4/19	10,973	11,094
5/19	11,143	11,291
6/19	11,310	11,432
7/19	11,347	11,458
8/19	11,590	11,755
9/19	11,533	11,692
10/19	11,555	11,727
11/19	11,546	11,721
12/19	11,558	11,713
1/20	11,761	11,938
2/20	11,929	12,153
3/20	11,607	12,082
4/20	11,976	12,297
5/20	12,106	12,354
6/20	12,223	12,432
7/20	12,503	12,617
8/20	12,430	12,515
9/20	12,397	12,509
10/20	12,372	12,453
11/20	12,592	12,575
12/20	12,636	12,592
1/21	12,539	12,502
2/21	12,352	12,321
3/21	12,268	12,168
4/21	12,376	12,264
5/21	12,404	12,304
6/21	12,535	12,390
7/21	12,622	12,529
8/21	12,619	12,505
9/21	12,528	12,397
10/21	12,526	12,393
11/21	12,500	12,430
12/21	12,521	12,398
1/22	12,240	12,131
2/22	12,049	11,996
3/22	11,758	11,662
4/22	11,281	11,220
5/22	11,333	11,292
6/22	11,050	11,115
7/22	11,358	11,387
8/22	11,056	11,065
9/22	10,517	10,587
10/22	10,387	10,450
11/22	10,780	10,834
12/22	10,707	10,785
1/23	11,070	11,117
2/23	10,772	10,829
3/23	11,017	11,104
4/23	11,075	11,172
5/23	10,934	11,050
6/23	10,885	11,011
7/23	10,886	11,003
8/23	10,794	10,933
9/23	10,487	10,655
10/23	10,290	10,487
11/23	10,790	10,962
12/23	11,250	11,381
1/24	11,230	11,350
2/24	11,054	11,190
3/24	11,160	11,293
4/24	10,853	11,008
5/24	11,037	11,194
6/24	11,160	11,300
7/24	11,432	11,564
8/24	11,580	11,731
9/24	11,730	11,888
10/24	11,393	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	10.72%	-0.28%	1.31%
Class J Shares Including Sales Charge	9.72%	-0.28%	1.31%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 548,704,000
Holdings Count | Holding		838
Advisory Fees Paid, Amount		$ 2,448,000
InvestmentCompanyPortfolioTurnover		159.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$548,704 Total Number of Portfolio Holdings838 Portfolio Turnover Rate 159.6% Total Advisory Fees Paid (amount in thousands)$2,448
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	72.46%
U.S. Government & Government Agency Obligations	33.46%
Investment Companies	2.95%
Senior Floating Rate Interests	1.31%
Preferred Stocks	0.64%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000018961
Shareholder Report [Line Items]
Fund Name		Core Plus Bond Fund
Class Name		Institutional
Trading Symbol		PMSIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	0.51%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.51%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the past year, the top contributing factors included an out-of-Index allocation to below investment grade corporate bonds, security selection within mortgage-backed securities, and security selection within investment grade corporate bonds. The top detracting factors were duration positioning, curve positioning, and security selection within U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $11,767	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,044	10,071
12/14	10,017	10,080
1/15	10,201	10,292
2/15	10,170	10,195
3/15	10,203	10,242
4/15	10,189	10,206
5/15	10,164	10,181
6/15	10,043	10,070
7/15	10,089	10,140
8/15	10,039	10,125
9/15	10,065	10,194
10/15	10,101	10,196
11/15	10,061	10,169
12/15	9,988	10,136
1/16	10,064	10,275
2/16	10,113	10,348
3/16	10,250	10,443
4/16	10,349	10,483
5/16	10,362	10,486
6/16	10,527	10,674
7/16	10,636	10,742
8/16	10,659	10,730
9/16	10,651	10,723
10/16	10,586	10,641
11/16	10,349	10,390
12/16	10,386	10,404
1/17	10,431	10,425
2/17	10,522	10,495
3/17	10,512	10,489
4/17	10,604	10,570
5/17	10,690	10,651
6/17	10,698	10,641
7/17	10,763	10,687
8/17	10,839	10,782
9/17	10,818	10,731
10/17	10,846	10,737
11/17	10,834	10,723
12/17	10,894	10,773
1/18	10,814	10,649
2/18	10,681	10,548
3/18	10,711	10,615
4/18	10,641	10,536
5/18	10,682	10,611
6/18	10,653	10,598
7/18	10,694	10,601
8/18	10,751	10,669
9/18	10,711	10,600
10/18	10,583	10,517
11/18	10,597	10,579
12/18	10,710	10,774
1/19	10,885	10,888
2/19	10,912	10,882
3/19	11,118	11,091
4/19	11,148	11,094
5/19	11,316	11,291
6/19	11,490	11,432
7/19	11,532	11,458
8/19	11,796	11,755
9/19	11,731	11,692
10/19	11,758	11,727
11/19	11,752	11,721
12/19	11,767	11,713
1/20	11,979	11,938
2/20	12,155	12,153
3/20	11,837	12,082
4/20	12,209	12,297
5/20	12,345	12,354
6/20	12,469	12,432
7/20	12,759	12,617
8/20	12,686	12,515
9/20	12,654	12,509
10/20	12,630	12,453
11/20	12,847	12,575
12/20	12,906	12,592
1/21	12,797	12,502
2/21	12,619	12,321
3/21	12,536	12,168
4/21	12,651	12,264
5/21	12,683	12,304
6/21	12,809	12,390
7/21	12,902	12,529
8/21	12,902	12,505
9/21	12,822	12,397
10/21	12,823	12,393
11/21	12,799	12,430
12/21	12,823	12,398
1/22	12,536	12,131
2/22	12,342	11,996
3/22	12,043	11,662
4/22	11,553	11,220
5/22	11,610	11,292
6/22	11,332	11,115
7/22	11,641	11,387
8/22	11,344	11,065
9/22	10,802	10,587
10/22	10,658	10,450
11/22	11,067	10,834
12/22	10,996	10,785
1/23	11,363	11,117
2/23	11,069	10,829
3/23	11,326	11,104
4/23	11,378	11,172
5/23	11,247	11,050
6/23	11,201	11,011
7/23	11,205	11,003
8/23	11,114	10,933
9/23	10,799	10,655
10/23	10,610	10,487
11/23	11,121	10,962
12/23	11,590	11,381
1/24	11,572	11,350
2/24	11,392	11,190
3/24	11,505	11,293
4/24	11,201	11,008
5/24	11,395	11,194
6/24	11,527	11,300
7/24	11,800	11,564
8/24	11,970	11,731
9/24	12,116	11,888
10/24	11,767	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	10.90%	0.01%	1.64%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 548,704,000
Holdings Count | Holding		838
Advisory Fees Paid, Amount		$ 2,448,000
InvestmentCompanyPortfolioTurnover		159.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$548,704 Total Number of Portfolio Holdings838 Portfolio Turnover Rate 159.6% Total Advisory Fees Paid (amount in thousands)$2,448
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	72.46%
U.S. Government & Government Agency Obligations	33.46%
Investment Companies	2.95%
Senior Floating Rate Interests	1.31%
Preferred Stocks	0.64%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion. Effective March 1, 2024, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 0.56% to 0.48%.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion. Effective March 1, 2024, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 0.56% to 0.48%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000018956
Shareholder Report [Line Items]
Fund Name		Core Plus Bond Fund
Class Name		R-1
Trading Symbol		PBOMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$140	1.33%

Expenses Paid, Amount		$ 140
Expense Ratio, Percent		1.33%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the past year, the top contributing factors included an out-of-Index allocation to below investment grade corporate bonds, security selection within mortgage-backed securities, and security selection within investment grade corporate bonds. The top detracting factors were duration positioning, curve positioning, and security selection within U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $10,805	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,028	10,071
12/14	10,003	10,080
1/15	10,179	10,292
2/15	10,141	10,195
3/15	10,167	10,242
4/15	10,145	10,206
5/15	10,113	10,181
6/15	9,985	10,070
7/15	10,023	10,140
8/15	9,967	10,125
9/15	9,985	10,194
10/15	10,014	10,196
11/15	9,967	10,169
12/15	9,886	10,136
1/16	9,955	10,275
2/16	9,997	10,348
3/16	10,125	10,443
4/16	10,215	10,483
5/16	10,211	10,486
6/16	10,376	10,674
7/16	10,476	10,742
8/16	10,490	10,730
9/16	10,475	10,723
10/16	10,404	10,641
11/16	10,163	10,390
12/16	10,192	10,404
1/17	10,228	10,425
2/17	10,311	10,495
3/17	10,293	10,489
4/17	10,376	10,570
5/17	10,452	10,651
6/17	10,452	10,641
7/17	10,509	10,687
8/17	10,566	10,782
9/17	10,546	10,731
10/17	10,566	10,737
11/17	10,547	10,723
12/17	10,597	10,773
1/18	10,512	10,649
2/18	10,376	10,548
3/18	10,388	10,615
4/18	10,322	10,536
5/18	10,345	10,611
6/18	10,318	10,598
7/18	10,351	10,601
8/18	10,398	10,669
9/18	10,342	10,600
10/18	10,221	10,517
11/18	10,227	10,579
12/18	10,329	10,774
1/19	10,490	10,888
2/19	10,509	10,882
3/19	10,700	11,091
4/19	10,720	11,094
5/19	10,874	11,291
6/19	11,034	11,432
7/19	11,066	11,458
8/19	11,311	11,755
9/19	11,241	11,692
10/19	11,258	11,727
11/19	11,245	11,721
12/19	11,253	11,713
1/20	11,446	11,938
2/20	11,607	12,153
3/20	11,286	12,082
4/20	11,643	12,297
5/20	11,765	12,354
6/20	11,875	12,432
7/20	12,143	12,617
8/20	12,055	12,515
9/20	12,027	12,509
10/20	11,985	12,453
11/20	12,194	12,575
12/20	12,230	12,592
1/21	12,130	12,502
2/21	11,954	12,321
3/21	11,866	12,168
4/21	11,967	12,264
5/21	11,978	12,304
6/21	12,100	12,390
7/21	12,180	12,529
8/21	12,171	12,505
9/21	12,077	12,397
10/21	12,070	12,393
11/21	12,039	12,430
12/21	12,053	12,398
1/22	11,775	12,131
2/22	11,596	11,996
3/22	11,308	11,662
4/22	10,840	11,220
5/22	10,885	11,292
6/22	10,607	11,115
7/22	10,900	11,387
8/22	10,603	11,065
9/22	10,088	10,587
10/22	9,958	10,450
11/22	10,325	10,834
12/22	10,261	10,785
1/23	10,597	11,117
2/23	10,316	10,829
3/23	10,537	11,104
4/23	10,589	11,172
5/23	10,449	11,050
6/23	10,410	11,011
7/23	10,407	11,003
8/23	10,303	10,933
9/23	10,004	10,655
10/23	9,822	10,487
11/23	10,301	10,962
12/23	10,728	11,381
1/24	10,694	11,350
2/24	10,520	11,190
3/24	10,618	11,293
4/24	10,330	11,008
5/24	10,502	11,194
6/24	10,616	11,300
7/24	10,859	11,564
8/24	11,007	11,731
9/24	11,134	11,888
10/24	10,805	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	10.01%	-0.82%	0.78%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 548,704,000
Holdings Count | Holding		838
Advisory Fees Paid, Amount		$ 2,448,000
InvestmentCompanyPortfolioTurnover		159.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$548,704 Total Number of Portfolio Holdings838 Portfolio Turnover Rate 159.6% Total Advisory Fees Paid (amount in thousands)$2,448
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	72.46%
U.S. Government & Government Agency Obligations	33.46%
Investment Companies	2.95%
Senior Floating Rate Interests	1.31%
Preferred Stocks	0.64%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion. Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000018958
Shareholder Report [Line Items]
Fund Name		Core Plus Bond Fund
Class Name		R-3
Trading Symbol		PBMMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$107	1.02%

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the past year, the top contributing factors included an out-of-Index allocation to below investment grade corporate bonds, security selection within mortgage-backed securities, and security selection within investment grade corporate bonds. The top detracting factors were duration positioning, curve positioning, and security selection within U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $11,156	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,040	10,071
12/14	10,008	10,080
1/15	10,188	10,292
2/15	10,152	10,195
3/15	10,181	10,242
4/15	10,162	10,206
5/15	10,132	10,181
6/15	10,006	10,070
7/15	10,047	10,140
8/15	9,993	10,125
9/15	10,014	10,194
10/15	10,045	10,196
11/15	10,001	10,169
12/15	9,922	10,136
1/16	9,994	10,275
2/16	10,039	10,348
3/16	10,170	10,443
4/16	10,264	10,483
5/16	10,263	10,486
6/16	10,432	10,674
7/16	10,536	10,742
8/16	10,554	10,730
9/16	10,540	10,723
10/16	10,472	10,641
11/16	10,231	10,390
12/16	10,262	10,404
1/17	10,302	10,425
2/17	10,388	10,495
3/17	10,363	10,489
4/17	10,460	10,570
5/17	10,540	10,651
6/17	10,533	10,641
7/17	10,593	10,687
8/17	10,663	10,782
9/17	10,646	10,731
10/17	10,660	10,737
11/17	10,653	10,723
12/17	10,697	10,773
1/18	10,613	10,649
2/18	10,477	10,548
3/18	10,502	10,615
4/18	10,437	10,536
5/18	10,463	10,611
6/18	10,440	10,598
7/18	10,475	10,601
8/18	10,526	10,669
9/18	10,472	10,600
10/18	10,352	10,517
11/18	10,360	10,579
12/18	10,467	10,774
1/19	10,634	10,888
2/19	10,656	10,882
3/19	10,843	11,091
4/19	10,867	11,094
5/19	11,027	11,291
6/19	11,193	11,432
7/19	11,228	11,458
8/19	11,482	11,755
9/19	11,413	11,692
10/19	11,434	11,727
11/19	11,424	11,721
12/19	11,434	11,713
1/20	11,635	11,938
2/20	11,803	12,153
3/20	11,477	12,082
4/20	11,846	12,297
5/20	11,974	12,354
6/20	12,089	12,432
7/20	12,356	12,617
8/20	12,280	12,515
9/20	12,244	12,509
10/20	12,215	12,453
11/20	12,422	12,575
12/20	12,473	12,592
1/21	12,362	12,502
2/21	12,196	12,321
3/21	12,098	12,168
4/21	12,204	12,264
5/21	12,231	12,304
6/21	12,348	12,390
7/21	12,433	12,529
8/21	12,428	12,505
9/21	12,345	12,397
10/21	12,341	12,393
11/21	12,312	12,430
12/21	12,330	12,398
1/22	12,047	12,131
2/22	11,866	11,996
3/22	11,572	11,662
4/22	11,093	11,220
5/22	11,142	11,292
6/22	10,869	11,115
7/22	11,163	11,387
8/22	10,872	11,065
9/22	10,343	10,587
10/22	10,212	10,450
11/22	10,592	10,834
12/22	10,530	10,785
1/23	10,868	11,117
2/23	10,592	10,829
3/23	10,823	11,104
4/23	10,869	11,172
5/23	10,738	11,050
6/23	10,689	11,011
7/23	10,688	11,003
8/23	10,596	10,933
9/23	10,289	10,655
10/23	10,103	10,487
11/23	10,590	10,962
12/23	11,035	11,381
1/24	11,014	11,350
2/24	10,837	11,190
3/24	10,941	11,293
4/24	10,645	11,008
5/24	10,826	11,194
6/24	10,947	11,300
7/24	11,203	11,564
8/24	11,348	11,731
9/24	11,495	11,888
10/24	11,156	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	10.42%	-0.49%	1.10%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 548,704,000
Holdings Count | Holding		838
Advisory Fees Paid, Amount		$ 2,448,000
InvestmentCompanyPortfolioTurnover		159.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$548,704 Total Number of Portfolio Holdings838 Portfolio Turnover Rate 159.6% Total Advisory Fees Paid (amount in thousands)$2,448
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	72.46%
U.S. Government & Government Agency Obligations	33.46%
Investment Companies	2.95%
Senior Floating Rate Interests	1.31%
Preferred Stocks	0.64%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion. Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000018960
Shareholder Report [Line Items]
Fund Name		Core Plus Bond Fund
Class Name		R-4
Trading Symbol		PBMSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$87	0.83%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the past year, the top contributing factors included an out-of-Index allocation to below investment grade corporate bonds, security selection within mortgage-backed securities, and security selection within investment grade corporate bonds. The top detracting factors were duration positioning, curve positioning, and security selection within U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $11,363	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,031	10,071
12/14	10,011	10,080
1/15	10,189	10,292
2/15	10,155	10,195
3/15	10,185	10,242
4/15	10,168	10,206
5/15	10,140	10,181
6/15	10,018	10,070
7/15	10,059	10,140
8/15	10,008	10,125
9/15	10,030	10,194
10/15	10,063	10,196
11/15	10,020	10,169
12/15	9,944	10,136
1/16	10,016	10,275
2/16	10,062	10,348
3/16	10,193	10,443
4/16	10,287	10,483
5/16	10,297	10,486
6/16	10,465	10,674
7/16	10,568	10,742
8/16	10,587	10,730
9/16	10,576	10,723
10/16	10,510	10,641
11/16	10,265	10,390
12/16	10,307	10,404
1/17	10,338	10,425
2/17	10,434	10,495
3/17	10,411	10,489
4/17	10,498	10,570
5/17	10,588	10,651
6/17	10,583	10,641
7/17	10,643	10,687
8/17	10,714	10,782
9/17	10,699	10,731
10/17	10,724	10,737
11/17	10,709	10,723
12/17	10,764	10,773
1/18	10,682	10,649
2/18	10,540	10,548
3/18	10,566	10,615
4/18	10,504	10,536
5/18	10,531	10,611
6/18	10,509	10,598
7/18	10,546	10,601
8/18	10,598	10,669
9/18	10,546	10,600
10/18	10,429	10,517
11/18	10,439	10,579
12/18	10,546	10,774
1/19	10,712	10,888
2/19	10,736	10,882
3/19	10,932	11,091
4/19	10,957	11,094
5/19	11,127	11,291
6/19	11,292	11,432
7/19	11,329	11,458
8/19	11,581	11,755
9/19	11,515	11,692
10/19	11,538	11,727
11/19	11,529	11,721
12/19	11,541	11,713
1/20	11,742	11,938
2/20	11,920	12,153
3/20	11,599	12,082
4/20	11,965	12,297
5/20	12,094	12,354
6/20	12,210	12,432
7/20	12,487	12,617
8/20	12,413	12,515
9/20	12,380	12,509
10/20	12,352	12,453
11/20	12,569	12,575
12/20	12,612	12,592
1/21	12,515	12,502
2/21	12,330	12,321
3/21	12,246	12,168
4/21	12,353	12,264
5/21	12,381	12,304
6/21	12,509	12,390
7/21	12,595	12,529
8/21	12,592	12,505
9/21	12,501	12,397
10/21	12,499	12,393
11/21	12,472	12,430
12/21	12,492	12,398
1/22	12,213	12,131
2/22	12,024	11,996
3/22	11,735	11,662
4/22	11,251	11,220
5/22	11,301	11,292
6/22	11,021	11,115
7/22	11,326	11,387
8/22	11,027	11,065
9/22	10,493	10,587
10/22	10,364	10,450
11/22	10,754	10,834
12/22	10,682	10,785
1/23	11,042	11,117
2/23	10,758	10,829
3/23	10,989	11,104
4/23	11,048	11,172
5/23	10,908	11,050
6/23	10,873	11,011
7/23	10,874	11,003
8/23	10,772	10,933
9/23	10,469	10,655
10/23	10,275	10,487
11/23	10,770	10,962
12/23	11,225	11,381
1/24	11,206	11,350
2/24	11,032	11,190
3/24	11,137	11,293
4/24	10,833	11,008
5/24	11,014	11,194
6/24	11,148	11,300
7/24	11,405	11,564
8/24	11,563	11,731
9/24	11,710	11,888
10/24	11,363	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	10.60%	-0.30%	1.29%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 548,704,000
Holdings Count | Holding		838
Advisory Fees Paid, Amount		$ 2,448,000
InvestmentCompanyPortfolioTurnover		159.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$548,704 Total Number of Portfolio Holdings838 Portfolio Turnover Rate 159.6% Total Advisory Fees Paid (amount in thousands)$2,448
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	72.46%
U.S. Government & Government Agency Obligations	33.46%
Investment Companies	2.95%
Senior Floating Rate Interests	1.31%
Preferred Stocks	0.64%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000018959
Shareholder Report [Line Items]
Fund Name		Core Plus Bond Fund
Class Name		R-5
Trading Symbol		PBMPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$75	0.71%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the past year, the top contributing factors included an out-of-Index allocation to below investment grade corporate bonds, security selection within mortgage-backed securities, and security selection within investment grade corporate bonds. The top detracting factors were duration positioning, curve positioning, and security selection within U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $11,503	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,042	10,071
12/14	10,013	10,080
1/15	10,195	10,292
2/15	10,162	10,195
3/15	10,194	10,242
4/15	10,177	10,206
5/15	10,150	10,181
6/15	10,026	10,070
7/15	10,070	10,140
8/15	10,019	10,125
9/15	10,042	10,194
10/15	10,076	10,196
11/15	10,044	10,169
12/15	9,958	10,136
1/16	10,032	10,275
2/16	10,080	10,348
3/16	10,214	10,443
4/16	10,311	10,483
5/16	10,313	10,486
6/16	10,485	10,674
7/16	10,592	10,742
8/16	10,613	10,730
9/16	10,602	10,723
10/16	10,536	10,641
11/16	10,296	10,390
12/16	10,331	10,404
1/17	10,373	10,425
2/17	10,463	10,495
3/17	10,450	10,489
4/17	10,540	10,570
5/17	10,623	10,651
6/17	10,629	10,641
7/17	10,682	10,687
8/17	10,756	10,782
9/17	10,742	10,731
10/17	10,768	10,737
11/17	10,754	10,723
12/17	10,811	10,773
1/18	10,729	10,649
2/18	10,594	10,548
3/18	10,612	10,615
4/18	10,550	10,536
5/18	10,579	10,611
6/18	10,558	10,598
7/18	10,596	10,601
8/18	10,651	10,669
9/18	10,599	10,600
10/18	10,480	10,517
11/18	10,491	10,579
12/18	10,602	10,774
1/19	10,773	10,888
2/19	10,798	10,882
3/19	10,990	11,091
4/19	11,028	11,094
5/19	11,193	11,291
6/19	11,364	11,432
7/19	11,402	11,458
8/19	11,652	11,755
9/19	11,596	11,692
10/19	11,610	11,727
11/19	11,602	11,721
12/19	11,627	11,713
1/20	11,823	11,938
2/20	11,996	12,153
3/20	11,679	12,082
4/20	12,046	12,297
5/20	12,179	12,354
6/20	12,300	12,432
7/20	12,585	12,617
8/20	12,511	12,515
9/20	12,478	12,509
10/20	12,440	12,453
11/20	12,665	12,575
12/20	12,710	12,592
1/21	12,611	12,502
2/21	12,433	12,321
3/21	12,348	12,168
4/21	12,460	12,264
5/21	12,478	12,304
6/21	12,612	12,390
7/21	12,702	12,529
8/21	12,700	12,505
9/21	12,608	12,397
10/21	12,607	12,393
11/21	12,581	12,430
12/21	12,602	12,398
1/22	12,317	12,131
2/22	12,134	11,996
3/22	11,837	11,662
4/22	11,362	11,220
5/22	11,416	11,292
6/22	11,128	11,115
7/22	11,443	11,387
8/22	11,136	11,065
9/22	10,598	10,587
10/22	10,466	10,450
11/22	10,869	10,834
12/22	10,797	10,785
1/23	11,158	11,117
2/23	10,865	10,829
3/23	11,106	11,104
4/23	11,167	11,172
5/23	11,024	11,050
6/23	10,989	11,011
7/23	10,991	11,003
8/23	10,899	10,933
9/23	10,574	10,655
10/23	10,399	10,487
11/23	10,901	10,962
12/23	11,361	11,381
1/24	11,342	11,350
2/24	11,163	11,190
3/24	11,260	11,293
4/24	10,959	11,008
5/24	11,148	11,194
6/24	11,276	11,300
7/24	11,543	11,564
8/24	11,707	11,731
9/24	11,849	11,888
10/24	11,503	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	10.62%	-0.18%	1.41%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 548,704,000
Holdings Count | Holding		838
Advisory Fees Paid, Amount		$ 2,448,000
InvestmentCompanyPortfolioTurnover		159.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$548,704 Total Number of Portfolio Holdings838 Portfolio Turnover Rate 159.6% Total Advisory Fees Paid (amount in thousands)$2,448
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	72.46%
U.S. Government & Government Agency Obligations	33.46%
Investment Companies	2.95%
Senior Floating Rate Interests	1.31%
Preferred Stocks	0.64%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000071807
Shareholder Report [Line Items]
Fund Name		Diversified Income Fund
Class Name		Class A
Trading Symbol		PGBAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.02%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks income. The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. An allocation to emerging market debt, managed by Principal Finisterre, an investment team within Principal Global Investors, boosted performance. The asset class benefitted from disinflationary trends, improving economic conditions in several regions, and a favorable global interest rate environment. Principal Finisterre outperformed by investing in key markets such as Venezuela, Argentina, Ecuador, Egypt, and Mexico, while an underweight to China further contributed to returns. Preferred securities, managed by Spectrum Asset Management, were another key contributor. Manager selection within investment-grade corporates also boosted results as PineBridge was rewarded for overweights to and strong security selection within financials. Polen Capital, LLC, within our high-yield allocation, was the largest detractor over the year. Polen underperformed the broad high yield market, largely due to poor security selection, particularly within restructured equities. Similarly, although positive from an absolute perspective, allocations to floating rate debt and private credit detracted as their lower duration profile lagged in the interest rate rally.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $13,087	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	9,622	10,000
11/14	9,592	10,071
12/14	9,475	10,080
1/15	9,526	10,292
2/15	9,651	10,195
3/15	9,634	10,242
4/15	9,774	10,206
5/15	9,763	10,181
6/15	9,595	10,070
7/15	9,626	10,140
8/15	9,402	10,125
9/15	9,246	10,194
10/15	9,479	10,196
11/15	9,399	10,169
12/15	9,236	10,136
1/16	9,088	10,275
2/16	9,125	10,348
3/16	9,440	10,443
4/16	9,599	10,483
5/16	9,608	10,486
6/16	9,798	10,674
7/16	9,981	10,742
8/16	10,055	10,730
9/16	10,130	10,723
10/16	10,095	10,641
11/16	9,943	10,390
12/16	10,094	10,404
1/17	10,268	10,425
2/17	10,420	10,495
3/17	10,430	10,489
4/17	10,545	10,570
5/17	10,623	10,651
6/17	10,638	10,641
7/17	10,791	10,687
8/17	10,883	10,782
9/17	10,917	10,731
10/17	10,966	10,737
11/17	11,019	10,723
12/17	11,089	10,773
1/18	11,251	10,649
2/18	10,944	10,548
3/18	10,990	10,615
4/18	10,988	10,536
5/18	10,900	10,611
6/18	10,819	10,598
7/18	11,000	10,601
8/18	10,855	10,669
9/18	10,933	10,600
10/18	10,674	10,517
11/18	10,681	10,579
12/18	10,460	10,774
1/19	10,924	10,888
2/19	11,015	10,882
3/19	11,136	11,091
4/19	11,273	11,094
5/19	11,178	11,291
6/19	11,425	11,432
7/19	11,492	11,458
8/19	11,475	11,755
9/19	11,576	11,692
10/19	11,652	11,727
11/19	11,652	11,721
12/19	11,863	11,713
1/20	11,940	11,938
2/20	11,664	12,153
3/20	9,844	12,082
4/20	10,035	12,297
5/20	10,344	12,354
6/20	10,567	12,432
7/20	10,949	12,617
8/20	11,145	12,515
9/20	11,113	12,509
10/20	11,185	12,453
11/20	11,744	12,575
12/20	12,044	12,592
1/21	12,024	12,502
2/21	12,109	12,321
3/21	12,285	12,168
4/21	12,534	12,264
5/21	12,685	12,304
6/21	12,689	12,390
7/21	12,813	12,529
8/21	12,955	12,505
9/21	12,709	12,397
10/21	12,878	12,393
11/21	12,741	12,430
12/21	13,038	12,398
1/22	12,719	12,131
2/22	12,503	11,996
3/22	12,466	11,662
4/22	12,091	11,220
5/22	12,011	11,292
6/22	11,536	11,115
7/22	11,864	11,387
8/22	11,713	11,065
9/22	11,233	10,587
10/22	11,245	10,450
11/22	11,585	10,834
12/22	11,536	10,785
1/23	11,939	11,117
2/23	11,761	10,829
3/23	11,774	11,104
4/23	11,866	11,172
5/23	11,749	11,050
6/23	11,872	11,011
7/23	11,992	11,003
8/23	11,920	10,933
9/23	11,725	10,655
10/23	11,580	10,487
11/23	12,093	10,962
12/23	12,492	11,381
1/24	12,539	11,350
2/24	12,493	11,190
3/24	12,645	11,293
4/24	12,492	11,008
5/24	12,648	11,194
6/24	12,706	11,300
7/24	12,928	11,564
8/24	13,086	11,731
9/24	13,266	11,888
10/24	13,087	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	13.01%	2.35%	3.12%
Class A Shares Including Sales Charge	8.76%	1.58%	2.73%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,607,340,000
Holdings Count | Holding		3,363
Advisory Fees Paid, Amount		$ 17,604,000
InvestmentCompanyPortfolioTurnover		86.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,607,340 Total Number of Portfolio Holdings3,363 Portfolio Turnover Rate 86.3% Total Advisory Fees Paid (amount in thousands)$17,604
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	71.15%
Senior Floating Rate Interests	10.07%
U.S. Government & Government Agency Obligations	9.45%
Investment Companies	9.00%
Common Stocks	2.04%
Preferred Stocks	1.08%
Repurchase Agreements	0.19%
Purchased Credit Default Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.98)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000071808
Shareholder Report [Line Items]
Fund Name		Diversified Income Fund
Class Name		Class C
Trading Symbol		PGDCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.77%

Expenses Paid, Amount		$ 188
Expense Ratio, Percent		1.77%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks income. The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. An allocation to emerging market debt, managed by Principal Finisterre, an investment team within Principal Global Investors, boosted performance. The asset class benefitted from disinflationary trends, improving economic conditions in several regions, and a favorable global interest rate environment. Principal Finisterre outperformed by investing in key markets such as Venezuela, Argentina, Ecuador, Egypt, and Mexico, while an underweight to China further contributed to returns. Preferred securities, managed by Spectrum Asset Management, were another key contributor. Manager selection within investment-grade corporates also boosted results as PineBridge was rewarded for overweights to and strong security selection within financials. Polen Capital, LLC, within our high-yield allocation, was the largest detractor over the year. Polen underperformed the broad high yield market, largely due to poor security selection, particularly within restructured equities. Similarly, although positive from an absolute perspective, allocations to floating rate debt and private credit detracted as their lower duration profile lagged in the interest rate rally.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C shares with maximum sales charge $12,811	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	9,971	10,071
12/14	9,842	10,080
1/15	9,888	10,292
2/15	10,013	10,195
3/15	9,982	10,242
4/15	10,128	10,206
5/15	10,111	10,181
6/15	9,923	10,070
7/15	9,948	10,140
8/15	9,709	10,125
9/15	9,548	10,194
10/15	9,783	10,196
11/15	9,695	10,169
12/15	9,520	10,136
1/16	9,361	10,275
2/16	9,393	10,348
3/16	9,713	10,443
4/16	9,864	10,483
5/16	9,875	10,486
6/16	10,057	10,674
7/16	10,239	10,742
8/16	10,317	10,730
9/16	10,380	10,723
10/16	10,338	10,641
11/16	10,174	10,390
12/16	10,324	10,404
1/17	10,496	10,425
2/17	10,646	10,495
3/17	10,641	10,489
4/17	10,761	10,570
5/17	10,826	10,651
6/17	10,842	10,641
7/17	10,985	10,687
8/17	11,080	10,782
9/17	11,107	10,731
10/17	11,143	10,737
11/17	11,190	10,723
12/17	11,254	10,773
1/18	11,412	10,649
2/18	11,092	10,548
3/18	11,132	10,615
4/18	11,123	10,536
5/18	11,034	10,611
6/18	10,937	10,598
7/18	11,115	10,601
8/18	10,967	10,669
9/18	11,033	10,600
10/18	10,770	10,517
11/18	10,762	10,579
12/18	10,540	10,774
1/19	11,004	10,888
2/19	11,089	10,882
3/19	11,196	11,091
4/19	11,327	11,094
5/19	11,224	11,291
6/19	11,466	11,432
7/19	11,526	11,458
8/19	11,501	11,755
9/19	11,595	11,692
10/19	11,664	11,727
11/19	11,657	11,721
12/19	11,861	11,713
1/20	11,923	11,938
2/20	11,646	12,153
3/20	9,817	12,082
4/20	10,003	12,297
5/20	10,308	12,354
6/20	10,525	12,432
7/20	10,899	12,617
8/20	11,088	12,515
9/20	11,048	12,509
10/20	11,114	12,453
11/20	11,666	12,575
12/20	11,948	12,592
1/21	11,921	12,502
2/21	11,998	12,321
3/21	12,165	12,168
4/21	12,412	12,264
5/21	12,544	12,304
6/21	12,549	12,390
7/21	12,654	12,529
8/21	12,788	12,505
9/21	12,536	12,397
10/21	12,697	12,393
11/21	12,553	12,430
12/21	12,847	12,398
1/22	12,515	12,131
2/22	12,293	11,996
3/22	12,248	11,662
4/22	11,888	11,220
5/22	11,792	11,292
6/22	11,315	11,115
7/22	11,631	11,387
8/22	11,474	11,065
9/22	11,003	10,587
10/22	11,008	10,450
11/22	11,341	10,834
12/22	11,293	10,785
1/23	11,687	11,117
2/23	11,514	10,829
3/23	11,526	11,104
4/23	11,616	11,172
5/23	11,502	11,050
6/23	11,622	11,011
7/23	11,739	11,003
8/23	11,669	10,933
9/23	11,478	10,655
10/23	11,336	10,487
11/23	11,838	10,962
12/23	12,229	11,381
1/24	12,275	11,350
2/24	12,229	11,190
3/24	12,379	11,293
4/24	12,229	11,008
5/24	12,381	11,194
6/24	12,439	11,300
7/24	12,656	11,564
8/24	12,810	11,731
9/24	12,986	11,888
10/24	12,811	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	12.25%	1.60%	2.51%
Class C Shares Including Sales Charge	11.25%	1.60%	2.51%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,607,340,000
Holdings Count | Holding		3,363
Advisory Fees Paid, Amount		$ 17,604,000
InvestmentCompanyPortfolioTurnover		86.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,607,340 Total Number of Portfolio Holdings3,363 Portfolio Turnover Rate 86.3% Total Advisory Fees Paid (amount in thousands)$17,604
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	71.15%
Senior Floating Rate Interests	10.07%
U.S. Government & Government Agency Obligations	9.45%
Investment Companies	9.00%
Common Stocks	2.04%
Preferred Stocks	1.08%
Repurchase Agreements	0.19%
Purchased Credit Default Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.98)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000071805
Shareholder Report [Line Items]
Fund Name		Diversified Income Fund
Class Name		Institutional
Trading Symbol		PGDIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$74	0.69%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks income. The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. An allocation to emerging market debt, managed by Principal Finisterre, an investment team within Principal Global Investors, boosted performance. The asset class benefitted from disinflationary trends, improving economic conditions in several regions, and a favorable global interest rate environment. Principal Finisterre outperformed by investing in key markets such as Venezuela, Argentina, Ecuador, Egypt, and Mexico, while an underweight to China further contributed to returns. Preferred securities, managed by Spectrum Asset Management, were another key contributor. Manager selection within investment-grade corporates also boosted results as PineBridge was rewarded for overweights to and strong security selection within financials. Polen Capital, LLC, within our high-yield allocation, was the largest detractor over the year. Polen underperformed the broad high yield market, largely due to poor security selection, particularly within restructured equities. Similarly, although positive from an absolute perspective, allocations to floating rate debt and private credit detracted as their lower duration profile lagged in the interest rate rally.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $14,056	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	9,972	10,071
12/14	9,852	10,080
1/15	9,907	10,292
2/15	10,040	10,195
3/15	10,025	10,242
4/15	10,174	10,206
5/15	10,165	10,181
6/15	9,985	10,070
7/15	10,020	10,140
8/15	9,795	10,125
9/15	9,635	10,194
10/15	9,881	10,196
11/15	9,799	10,169
12/15	9,632	10,136
1/16	9,480	10,275
2/16	9,521	10,348
3/16	9,854	10,443
4/16	10,016	10,483
5/16	10,036	10,486
6/16	10,230	10,674
7/16	10,425	10,742
8/16	10,514	10,730
9/16	10,588	10,723
10/16	10,553	10,641
11/16	10,396	10,390
12/16	10,558	10,404
1/17	10,743	10,425
2/17	10,914	10,495
3/17	10,919	10,489
4/17	11,043	10,570
5/17	11,128	10,651
6/17	11,147	10,641
7/17	11,311	10,687
8/17	11,411	10,782
9/17	11,449	10,731
10/17	11,503	10,737
11/17	11,561	10,723
12/17	11,638	10,773
1/18	11,812	10,649
2/18	11,483	10,548
3/18	11,543	10,615
4/18	11,544	10,536
5/18	11,454	10,611
6/18	11,372	10,598
7/18	11,567	10,601
8/18	11,417	10,669
9/18	11,503	10,600
10/18	11,232	10,517
11/18	11,241	10,579
12/18	11,012	10,774
1/19	11,506	10,888
2/19	11,605	10,882
3/19	11,727	11,091
4/19	11,876	11,094
5/19	11,779	11,291
6/19	12,052	11,432
7/19	12,117	11,458
8/19	12,112	11,755
9/19	12,213	11,692
10/19	12,297	11,727
11/19	12,301	11,721
12/19	12,528	11,713
1/20	12,613	11,938
2/20	12,332	12,153
3/20	10,403	12,082
4/20	10,609	12,297
5/20	10,941	12,354
6/20	11,181	12,432
7/20	11,581	12,617
8/20	11,792	12,515
9/20	11,760	12,509
10/20	11,841	12,453
11/20	12,438	12,575
12/20	12,762	12,592
1/21	12,743	12,502
2/21	12,838	12,321
3/21	13,029	12,168
4/21	13,299	12,264
5/21	13,452	12,304
6/21	13,471	12,390
7/21	13,597	12,529
8/21	13,763	12,505
9/21	13,504	12,397
10/21	13,679	12,393
11/21	13,536	12,430
12/21	13,868	12,398
1/22	13,531	12,131
2/22	13,293	11,996
3/22	13,257	11,662
4/22	12,870	11,220
5/22	12,787	11,292
6/22	12,282	11,115
7/22	12,638	11,387
8/22	12,479	11,065
9/22	11,968	10,587
10/22	11,995	10,450
11/22	12,362	10,834
12/22	12,314	10,785
1/23	12,739	11,117
2/23	12,552	10,829
3/23	12,580	11,104
4/23	12,672	11,172
5/23	12,561	11,050
6/23	12,686	11,011
7/23	12,818	11,003
8/23	12,745	10,933
9/23	12,539	10,655
10/23	12,397	10,487
11/23	12,931	10,962
12/23	13,364	11,381
1/24	13,430	11,350
2/24	13,372	11,190
3/24	13,552	11,293
4/24	13,391	11,008
5/24	13,562	11,194
6/24	13,630	11,300
7/24	13,873	11,564
8/24	14,047	11,731
9/24	14,234	11,888
10/24	14,056	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	13.38%	2.71%	3.46%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,607,340,000
Holdings Count | Holding		3,363
Advisory Fees Paid, Amount		$ 17,604,000
InvestmentCompanyPortfolioTurnover		86.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,607,340 Total Number of Portfolio Holdings3,363 Portfolio Turnover Rate 86.3% Total Advisory Fees Paid (amount in thousands)$17,604
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	71.15%
Senior Floating Rate Interests	10.07%
U.S. Government & Government Agency Obligations	9.45%
Investment Companies	9.00%
Common Stocks	2.04%
Preferred Stocks	1.08%
Repurchase Agreements	0.19%
Purchased Credit Default Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.98)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000190075
Shareholder Report [Line Items]
Fund Name		Diversified Income Fund
Class Name		R-6
Trading Symbol		PGBLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$73	0.68%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks income. The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. An allocation to emerging market debt, managed by Principal Finisterre, an investment team within Principal Global Investors, boosted performance. The asset class benefitted from disinflationary trends, improving economic conditions in several regions, and a favorable global interest rate environment. Principal Finisterre outperformed by investing in key markets such as Venezuela, Argentina, Ecuador, Egypt, and Mexico, while an underweight to China further contributed to returns. Preferred securities, managed by Spectrum Asset Management, were another key contributor. Manager selection within investment-grade corporates also boosted results as PineBridge was rewarded for overweights to and strong security selection within financials. Polen Capital, LLC, within our high-yield allocation, was the largest detractor over the year. Polen underperformed the broad high yield market, largely due to poor security selection, particularly within restructured equities. Similarly, although positive from an absolute perspective, allocations to floating rate debt and private credit detracted as their lower duration profile lagged in the interest rate rally.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $14,055	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	9,971	10,071
12/14	9,851	10,080
1/15	9,907	10,292
2/15	10,040	10,195
3/15	10,024	10,242
4/15	10,173	10,206
5/15	10,164	10,181
6/15	9,984	10,070
7/15	10,018	10,140
8/15	9,793	10,125
9/15	9,632	10,194
10/15	9,878	10,196
11/15	9,796	10,169
12/15	9,628	10,136
1/16	9,476	10,275
2/16	9,517	10,348
3/16	9,849	10,443
4/16	10,011	10,483
5/16	10,031	10,486
6/16	10,225	10,674
7/16	10,419	10,742
8/16	10,508	10,730
9/16	10,582	10,723
10/16	10,548	10,641
11/16	10,390	10,390
12/16	10,552	10,404
1/17	10,738	10,425
2/17	10,908	10,495
3/17	10,913	10,489
4/17	11,037	10,570
5/17	11,121	10,651
6/17	11,141	10,641
7/17	11,305	10,687
8/17	11,405	10,782
9/17	11,444	10,731
10/17	11,490	10,737
11/17	11,549	10,723
12/17	11,634	10,773
1/18	11,800	10,649
2/18	11,480	10,548
3/18	11,531	10,615
4/18	11,533	10,536
5/18	11,452	10,611
6/18	11,361	10,598
7/18	11,557	10,601
8/18	11,415	10,669
9/18	11,493	10,600
10/18	11,230	10,517
11/18	11,232	10,579
12/18	11,002	10,774
1/19	11,496	10,888
2/19	11,596	10,882
3/19	11,717	11,091
4/19	11,866	11,094
5/19	11,769	11,291
6/19	12,043	11,432
7/19	12,109	11,458
8/19	12,094	11,755
9/19	12,205	11,692
10/19	12,289	11,727
11/19	12,293	11,721
12/19	12,520	11,713
1/20	12,606	11,938
2/20	12,316	12,153
3/20	10,395	12,082
4/20	10,601	12,297
5/20	10,934	12,354
6/20	11,174	12,432
7/20	11,574	12,617
8/20	11,786	12,515
9/20	11,754	12,509
10/20	11,834	12,453
11/20	12,432	12,575
12/20	12,756	12,592
1/21	12,737	12,502
2/21	12,832	12,321
3/21	13,023	12,168
4/21	13,293	12,264
5/21	13,447	12,304
6/21	13,465	12,390
7/21	13,592	12,529
8/21	13,757	12,505
9/21	13,498	12,397
10/21	13,674	12,393
11/21	13,531	12,430
12/21	13,862	12,398
1/22	13,525	12,131
2/22	13,288	11,996
3/22	13,252	11,662
4/22	12,865	11,220
5/22	12,782	11,292
6/22	12,277	11,115
7/22	12,633	11,387
8/22	12,474	11,065
9/22	11,964	10,587
10/22	11,990	10,450
11/22	12,348	10,834
12/22	12,310	10,785
1/23	12,735	11,117
2/23	12,548	10,829
3/23	12,566	11,104
4/23	12,668	11,172
5/23	12,546	11,050
6/23	12,694	11,011
7/23	12,815	11,003
8/23	12,742	10,933
9/23	12,547	10,655
10/23	12,394	10,487
11/23	12,939	10,962
12/23	13,372	11,381
1/24	13,428	11,350
2/24	13,381	11,190
3/24	13,549	11,293
4/24	13,388	11,008
5/24	13,560	11,194
6/24	13,639	11,300
7/24	13,871	11,564
8/24	14,045	11,731
9/24	14,244	11,888
10/24	14,055	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	13.40%	2.72%	3.46%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance Inception Date		Dec. 15, 2008
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,607,340,000
Holdings Count | Holding		3,363
Advisory Fees Paid, Amount		$ 17,604,000
InvestmentCompanyPortfolioTurnover		86.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,607,340 Total Number of Portfolio Holdings3,363 Portfolio Turnover Rate 86.3% Total Advisory Fees Paid (amount in thousands)$17,604
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	71.15%
Senior Floating Rate Interests	10.07%
U.S. Government & Government Agency Obligations	9.45%
Investment Companies	9.00%
Common Stocks	2.04%
Preferred Stocks	1.08%
Repurchase Agreements	0.19%
Purchased Credit Default Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.98)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019059
Shareholder Report [Line Items]
Fund Name		Diversified International Fund
Class Name		Class A
Trading Symbol		PRWLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.18%

Expenses Paid, Amount		$ 131
Expense Ratio, Percent		1.18%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was witnessed in the United Kingdom and the materials and financials sectors. CRH, a building materials company, moved higher on rising infrastructure spending. 3i Group, a UK private equity firm, benefited from growth in their discount retailer Action. NatWest Group, a UK bank, outperformed from better-than-expected net interest income over the year. On the other hand, negative attribution was seen in Mexico and the industrials and information technology sectors. Toyota Industries, a Japanese capital goods and auto parts company, underperformed after a slowdown in automobile sales. Samsung Electronics, a Korean conglomerate with a focus on memory chips, moved lower on weaker than expected memory sales. Wal-Mart de Mexico, a Mexican retail chain operator, traded down as increasing labor costs impacted margins.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $15,023	MSCI ACWI Ex USA Index NTR $15,973
10/14	9,447	10,000
11/14	9,455	10,072
12/14	9,133	9,709
1/15	9,157	9,695
2/15	9,668	10,213
3/15	9,508	10,048
4/15	9,875	10,556
5/15	9,836	10,391
6/15	9,620	10,101
7/15	9,644	10,073
8/15	9,037	9,303
9/15	8,750	8,872
10/15	9,221	9,532
11/15	9,197	9,335
12/15	9,060	9,160
1/16	8,593	8,536
2/16	8,359	8,439
3/16	8,915	9,125
4/16	9,044	9,365
5/16	9,060	9,207
6/16	8,802	9,066
7/16	9,181	9,515
8/16	9,229	9,575
9/16	9,374	9,693
10/16	9,149	9,554
11/16	8,923	9,333
12/16	9,026	9,571
1/17	9,442	9,910
2/17	9,474	10,068
3/17	9,776	10,324
4/17	10,061	10,545
5/17	10,355	10,887
6/17	10,412	10,920
7/17	10,836	11,323
8/17	10,983	11,382
9/17	11,227	11,594
10/17	11,382	11,812
11/17	11,374	11,908
12/17	11,560	12,174
1/18	12,230	12,852
2/18	11,593	12,246
3/18	11,453	12,030
4/18	11,593	12,222
5/18	11,412	11,940
6/18	11,098	11,715
7/18	11,395	11,995
8/18	11,230	11,745
9/18	11,189	11,798
10/18	10,131	10,838
11/18	10,056	10,941
12/18	9,519	10,446
1/19	10,260	11,235
2/19	10,392	11,455
3/19	10,542	11,523
4/19	10,841	11,827
5/19	10,330	11,192
6/19	10,903	11,866
7/19	10,692	11,723
8/19	10,480	11,361
9/19	10,700	11,653
10/19	11,035	12,060
11/19	11,176	12,166
12/19	11,647	12,693
1/20	11,476	12,352
2/20	10,821	11,375
3/20	9,072	9,728
4/20	9,807	10,466
5/20	10,211	10,808
6/20	10,651	11,297
7/20	11,243	11,800
8/20	11,683	12,305
9/20	11,629	12,003
10/20	11,432	11,745
11/20	12,751	13,325
12/20	13,626	14,045
1/21	13,463	14,075
2/21	13,779	14,354
3/21	14,060	14,535
4/21	14,475	14,963
5/21	14,855	15,431
6/21	14,683	15,331
7/21	14,611	15,079
8/21	14,918	15,365
9/21	14,286	14,873
10/21	14,765	15,228
11/21	14,186	14,543
12/21	14,874	15,144
1/22	14,144	14,586
2/22	13,589	14,297
3/22	13,476	14,320
4/22	12,540	13,421
5/22	12,581	13,517
6/22	11,471	12,354
7/22	12,139	12,777
8/22	11,523	12,366
9/22	10,567	11,130
10/22	11,070	11,463
11/22	12,324	12,816
12/22	11,883	12,720
1/23	12,835	13,752
2/23	12,421	13,269
3/23	12,825	13,594
4/23	13,042	13,830
5/23	12,794	13,327
6/23	13,342	13,925
7/23	13,600	14,491
8/23	13,135	13,836
9/23	12,618	13,400
10/23	12,276	12,847
11/23	13,290	14,003
12/23	13,924	14,707
1/24	13,850	14,561
2/24	14,389	14,929
3/24	14,981	15,396
4/24	14,632	15,119
5/24	15,266	15,558
6/24	14,970	15,544
7/24	15,319	15,903
8/24	15,678	16,356
9/24	15,826	16,797
10/24	15,023	15,973

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	22.37%	6.36%	4.75%
Class A Shares Including Sales Charge	15.65%	5.17%	4.15%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 6,764,887,000
Holdings Count | Holding		111
Advisory Fees Paid, Amount		$ 40,406,000
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,764,887 Total Number of Portfolio Holdings111 Portfolio Turnover Rate 35.0% Total Advisory Fees Paid (amount in thousands)$40,406
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.41%
Investment Companies	2.58%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019058
Shareholder Report [Line Items]
Fund Name		Diversified International Fund
Class Name		Class J
Trading Symbol		PIIJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$117	1.05%

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was witnessed in the United Kingdom and the materials and financials sectors. CRH, a building materials company, moved higher on rising infrastructure spending. 3i Group, a UK private equity firm, benefited from growth in their discount retailer Action. NatWest Group, a UK bank, outperformed from better-than-expected net interest income over the year. On the other hand, negative attribution was seen in Mexico and the industrials and information technology sectors. Toyota Industries, a Japanese capital goods and auto parts company, underperformed after a slowdown in automobile sales. Samsung Electronics, a Korean conglomerate with a focus on memory chips, moved lower on weaker than expected memory sales. Wal-Mart de Mexico, a Mexican retail chain operator, traded down as increasing labor costs impacted margins.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $16,123	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,008	10,072
12/14	9,671	9,709
1/15	9,697	9,695
2/15	10,235	10,213
3/15	10,064	10,048
4/15	10,458	10,556
5/15	10,423	10,391
6/15	10,193	10,101
7/15	10,218	10,073
8/15	9,568	9,303
9/15	9,269	8,872
10/15	9,774	9,532
11/15	9,748	9,335
12/15	9,597	9,160
1/16	9,112	8,536
2/16	8,862	8,439
3/16	9,458	9,125
4/16	9,597	9,365
5/16	9,605	9,207
6/16	9,346	9,066
7/16	9,744	9,515
8/16	9,795	9,575
9/16	9,951	9,693
10/16	9,709	9,554
11/16	9,476	9,333
12/16	9,588	9,571
1/17	10,035	9,910
2/17	10,070	10,068
3/17	10,386	10,324
4/17	10,693	10,545
5/17	11,008	10,887
6/17	11,070	10,920
7/17	11,516	11,323
8/17	11,674	11,382
9/17	11,946	11,594
10/17	12,112	11,812
11/17	12,104	11,908
12/17	12,298	12,174
1/18	13,019	12,852
2/18	12,342	12,246
3/18	12,191	12,030
4/18	12,342	12,222
5/18	12,147	11,940
6/18	11,817	11,715
7/18	12,138	11,995
8/18	11,960	11,745
9/18	11,915	11,798
10/18	10,794	10,838
11/18	10,714	10,941
12/18	10,142	10,446
1/19	10,922	11,235
2/19	11,074	11,455
3/19	11,236	11,523
4/19	11,550	11,827
5/19	11,007	11,192
6/19	11,616	11,866
7/19	11,398	11,723
8/19	11,179	11,361
9/19	11,407	11,653
10/19	11,769	12,060
11/19	11,911	12,166
12/19	12,423	12,693
1/20	12,239	12,352
2/20	11,541	11,375
3/20	9,669	9,728
4/20	10,464	10,466
5/20	10,891	10,808
6/20	11,366	11,297
7/20	11,997	11,800
8/20	12,472	12,305
9/20	12,414	12,003
10/20	12,200	11,745
11/20	13,616	13,325
12/20	14,538	14,045
1/21	14,372	14,075
2/21	14,714	14,354
3/21	15,008	14,535
4/21	15,458	14,963
5/21	15,869	15,431
6/21	15,683	15,331
7/21	15,604	15,079
8/21	15,937	15,365
9/21	15,262	14,873
10/21	15,781	15,228
11/21	15,154	14,543
12/21	15,896	15,144
1/22	15,116	14,586
2/22	14,524	14,297
3/22	14,402	14,320
4/22	13,409	13,421
5/22	13,453	13,517
6/22	12,271	12,354
7/22	12,985	12,777
8/22	12,327	12,366
9/22	11,300	11,130
10/22	11,847	11,463
11/22	13,186	12,816
12/22	12,713	12,720
1/23	13,736	13,752
2/23	13,297	13,269
3/23	13,736	13,594
4/23	13,960	13,830
5/23	13,691	13,327
6/23	14,275	13,925
7/23	14,567	14,491
8/23	14,062	13,836
9/23	13,511	13,400
10/23	13,151	12,847
11/23	14,230	14,003
12/23	14,916	14,707
1/24	14,835	14,561
2/24	15,422	14,929
3/24	16,054	15,396
4/24	15,686	15,119
5/24	16,365	15,558
6/24	16,054	15,544
7/24	16,422	15,903
8/24	16,813	16,356
9/24	16,974	16,797
10/24	16,123	15,973

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	22.60%	6.50%	4.89%
Class J Shares Including Sales Charge	21.60%	6.50%	4.89%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 6,764,887,000
Holdings Count | Holding		111
Advisory Fees Paid, Amount		$ 40,406,000
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,764,887 Total Number of Portfolio Holdings111 Portfolio Turnover Rate 35.0% Total Advisory Fees Paid (amount in thousands)$40,406
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.41%
Investment Companies	2.58%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019057
Shareholder Report [Line Items]
Fund Name		Diversified International Fund
Class Name		Institutional
Trading Symbol		PIIIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$96	0.86%

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was witnessed in the United Kingdom and the materials and financials sectors. CRH, a building materials company, moved higher on rising infrastructure spending. 3i Group, a UK private equity firm, benefited from growth in their discount retailer Action. NatWest Group, a UK bank, outperformed from better-than-expected net interest income over the year. On the other hand, negative attribution was seen in Mexico and the industrials and information technology sectors. Toyota Industries, a Japanese capital goods and auto parts company, underperformed after a slowdown in automobile sales. Samsung Electronics, a Korean conglomerate with a focus on memory chips, moved lower on weaker than expected memory sales. Wal-Mart de Mexico, a Mexican retail chain operator, traded down as increasing labor costs impacted margins.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $16,585	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,008	10,072
12/14	9,674	9,709
1/15	9,699	9,695
2/15	10,244	10,213
3/15	10,082	10,048
4/15	10,473	10,556
5/15	10,439	10,391
6/15	10,218	10,101
7/15	10,244	10,073
8/15	9,597	9,303
9/15	9,308	8,872
10/15	9,810	9,532
11/15	9,784	9,335
12/15	9,639	9,160
1/16	9,155	8,536
2/16	8,905	8,439
3/16	9,500	9,125
4/16	9,647	9,365
5/16	9,665	9,207
6/16	9,397	9,066
7/16	9,803	9,515
8/16	9,863	9,575
9/16	10,019	9,693
10/16	9,777	9,554
11/16	9,544	9,333
12/16	9,663	9,571
1/17	10,111	9,910
2/17	10,147	10,068
3/17	10,472	10,324
4/17	10,788	10,545
5/17	11,104	10,887
6/17	11,174	10,920
7/17	11,623	11,323
8/17	11,789	11,382
9/17	12,062	11,594
10/17	12,237	11,812
11/17	12,229	11,908
12/17	12,434	12,174
1/18	13,158	12,852
2/18	12,478	12,246
3/18	12,335	12,030
4/18	12,487	12,222
5/18	12,291	11,940
6/18	11,960	11,715
7/18	12,291	11,995
8/18	12,112	11,745
9/18	12,076	11,798
10/18	10,940	10,838
11/18	10,868	10,941
12/18	10,282	10,446
1/19	11,088	11,235
2/19	11,241	11,455
3/19	11,405	11,523
4/19	11,731	11,827
5/19	11,184	11,192
6/19	11,808	11,866
7/19	11,587	11,723
8/19	11,357	11,361
9/19	11,597	11,653
10/19	11,971	12,060
11/19	12,115	12,166
12/19	12,639	12,693
1/20	12,462	12,352
2/20	11,746	11,375
3/20	9,852	9,728
4/20	10,657	10,466
5/20	11,098	10,808
6/20	11,579	11,297
7/20	12,217	11,800
8/20	12,708	12,305
9/20	12,649	12,003
10/20	12,433	11,745
11/20	13,875	13,325
12/20	14,827	14,045
1/21	14,659	14,075
2/21	15,016	14,354
3/21	15,313	14,535
4/21	15,779	14,963
5/21	16,196	15,431
6/21	16,008	15,331
7/21	15,938	15,079
8/21	16,275	15,365
9/21	15,591	14,873
10/21	16,117	15,228
11/21	15,492	14,543
12/21	16,246	15,144
1/22	15,454	14,586
2/22	14,842	14,297
3/22	14,729	14,320
4/22	13,710	13,421
5/22	13,767	13,517
6/22	12,555	12,354
7/22	13,280	12,777
8/22	12,612	12,366
9/22	11,570	11,130
10/22	12,125	11,463
11/22	13,506	12,816
12/22	13,027	12,720
1/23	14,079	13,752
2/23	13,621	13,269
3/23	14,079	13,594
4/23	14,319	13,830
5/23	14,045	13,327
6/23	14,651	13,925
7/23	14,948	14,491
8/23	14,433	13,836
9/23	13,873	13,400
10/23	13,507	12,847
11/23	14,616	14,003
12/23	15,330	14,707
1/24	15,248	14,561
2/24	15,846	14,929
3/24	16,503	15,396
4/24	16,128	15,119
5/24	16,832	15,558
6/24	16,515	15,544
7/24	16,902	15,903
8/24	17,301	16,356
9/24	17,465	16,797
10/24	16,585	15,973

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	22.79%	6.74%	5.19%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 6,764,887,000
Holdings Count | Holding		111
Advisory Fees Paid, Amount		$ 40,406,000
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,764,887 Total Number of Portfolio Holdings111 Portfolio Turnover Rate 35.0% Total Advisory Fees Paid (amount in thousands)$40,406
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.41%
Investment Companies	2.58%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019052
Shareholder Report [Line Items]
Fund Name		Diversified International Fund
Class Name		R-1
Trading Symbol		PDVIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$181	1.63%

Expenses Paid, Amount		$ 181
Expense Ratio, Percent		1.63%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was witnessed in the United Kingdom and the materials and financials sectors. CRH, a building materials company, moved higher on rising infrastructure spending. 3i Group, a UK private equity firm, benefited from growth in their discount retailer Action. NatWest Group, a UK bank, outperformed from better-than-expected net interest income over the year. On the other hand, negative attribution was seen in Mexico and the industrials and information technology sectors. Toyota Industries, a Japanese capital goods and auto parts company, underperformed after a slowdown in automobile sales. Samsung Electronics, a Korean conglomerate with a focus on memory chips, moved lower on weaker than expected memory sales. Wal-Mart de Mexico, a Mexican retail chain operator, traded down as increasing labor costs impacted margins.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $15,279	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,000	10,072
12/14	9,661	9,709
1/15	9,678	9,695
2/15	10,211	10,213
3/15	10,042	10,048
4/15	10,432	10,556
5/15	10,381	10,391
6/15	10,152	10,101
7/15	10,178	10,073
8/15	9,526	9,303
9/15	9,229	8,872
10/15	9,720	9,532
11/15	9,687	9,335
12/15	9,544	9,160
1/16	9,050	8,536
2/16	8,803	8,439
3/16	9,382	9,125
4/16	9,518	9,365
5/16	9,527	9,207
6/16	9,263	9,066
7/16	9,646	9,515
8/16	9,706	9,575
9/16	9,842	9,693
10/16	9,604	9,554
11/16	9,365	9,333
12/16	9,476	9,571
1/17	9,914	9,910
2/17	9,940	10,068
3/17	10,248	10,324
4/17	10,548	10,545
5/17	10,849	10,887
6/17	10,909	10,920
7/17	11,346	11,323
8/17	11,500	11,382
9/17	11,758	11,594
10/17	11,912	11,812
11/17	11,895	11,908
12/17	12,094	12,174
1/18	12,786	12,852
2/18	12,120	12,246
3/18	11,964	12,030
4/18	12,111	12,222
5/18	11,912	11,940
6/18	11,574	11,715
7/18	11,886	11,995
8/18	11,713	11,745
9/18	11,661	11,798
10/18	10,561	10,838
11/18	10,483	10,941
12/18	9,914	10,446
1/19	10,677	11,235
2/19	10,815	11,455
3/19	10,971	11,523
4/19	11,275	11,827
5/19	10,741	11,192
6/19	11,330	11,866
7/19	11,109	11,723
8/19	10,888	11,361
9/19	11,109	11,653
10/19	11,459	12,060
11/19	11,597	12,166
12/19	12,086	12,693
1/20	11,909	12,352
2/20	11,211	11,375
3/20	9,403	9,728
4/20	10,167	10,466
5/20	10,577	10,808
6/20	11,033	11,297
7/20	11,639	11,800
8/20	12,096	12,305
9/20	12,031	12,003
10/20	11,816	11,745
11/20	13,177	13,325
12/20	14,079	14,045
1/21	13,901	14,075
2/21	14,228	14,354
3/21	14,509	14,535
4/21	14,930	14,963
5/21	15,323	15,431
6/21	15,136	15,331
7/21	15,052	15,079
8/21	15,370	15,365
9/21	14,715	14,873
10/21	15,201	15,228
11/21	14,593	14,543
12/21	15,291	15,144
1/22	14,539	14,586
2/22	13,957	14,297
3/22	13,840	14,320
4/22	12,877	13,421
5/22	12,919	13,517
6/22	11,775	12,354
7/22	12,453	12,777
8/22	11,818	12,366
9/22	10,833	11,130
10/22	11,352	11,463
11/22	12,633	12,816
12/22	12,167	12,720
1/23	13,142	13,752
2/23	12,718	13,269
3/23	13,132	13,594
4/23	13,344	13,830
5/23	13,079	13,327
6/23	13,630	13,925
7/23	13,896	14,491
8/23	13,418	13,836
9/23	12,888	13,400
10/23	12,538	12,847
11/23	13,567	14,003
12/23	14,211	14,707
1/24	14,125	14,561
2/24	14,675	14,929
3/24	15,269	15,396
4/24	14,913	15,119
5/24	15,549	15,558
6/24	15,247	15,544
7/24	15,592	15,903
8/24	15,948	16,356
9/24	16,089	16,797
10/24	15,279	15,973

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	21.87%	5.92%	4.33%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 6,764,887,000
Holdings Count | Holding		111
Advisory Fees Paid, Amount		$ 40,406,000
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,764,887 Total Number of Portfolio Holdings111 Portfolio Turnover Rate 35.0% Total Advisory Fees Paid (amount in thousands)$40,406
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.41%
Investment Companies	2.58%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019054
Shareholder Report [Line Items]
Fund Name		Diversified International Fund
Class Name		R-3
Trading Symbol		PINRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$147	1.32%

Expenses Paid, Amount		$ 147
Expense Ratio, Percent		1.32%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was witnessed in the United Kingdom and the materials and financials sectors. CRH, a building materials company, moved higher on rising infrastructure spending. 3i Group, a UK private equity firm, benefited from growth in their discount retailer Action. NatWest Group, a UK bank, outperformed from better-than-expected net interest income over the year. On the other hand, negative attribution was seen in Mexico and the industrials and information technology sectors. Toyota Industries, a Japanese capital goods and auto parts company, underperformed after a slowdown in automobile sales. Samsung Electronics, a Korean conglomerate with a focus on memory chips, moved lower on weaker than expected memory sales. Wal-Mart de Mexico, a Mexican retail chain operator, traded down as increasing labor costs impacted margins.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $15,758	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,000	10,072
12/14	9,661	9,709
1/15	9,687	9,695
2/15	10,230	10,213
3/15	10,060	10,048
4/15	10,451	10,556
5/15	10,408	10,391
6/15	10,179	10,101
7/15	10,204	10,073
8/15	9,551	9,303
9/15	9,254	8,872
10/15	9,746	9,532
11/15	9,729	9,335
12/15	9,574	9,160
1/16	9,095	8,536
2/16	8,838	8,439
3/16	9,429	9,125
4/16	9,566	9,365
5/16	9,574	9,207
6/16	9,309	9,066
7/16	9,703	9,515
8/16	9,763	9,575
9/16	9,908	9,693
10/16	9,669	9,554
11/16	9,429	9,333
12/16	9,545	9,571
1/17	9,986	9,910
2/17	10,012	10,068
3/17	10,333	10,324
4/17	10,635	10,545
5/17	10,938	10,887
6/17	11,008	10,920
7/17	11,449	11,323
8/17	11,605	11,382
9/17	11,864	11,594
10/17	12,029	11,812
11/17	12,020	11,908
12/17	12,213	12,174
1/18	12,923	12,852
2/18	12,248	12,246
3/18	12,099	12,030
4/18	12,248	12,222
5/18	12,047	11,940
6/18	11,714	11,715
7/18	12,029	11,995
8/18	11,854	11,745
9/18	11,810	11,798
10/18	10,697	10,838
11/18	10,619	10,941
12/18	10,043	10,446
1/19	10,826	11,235
2/19	10,966	11,455
3/19	11,125	11,523
4/19	11,433	11,827
5/19	10,901	11,192
6/19	11,507	11,866
7/19	11,283	11,723
8/19	11,060	11,361
9/19	11,283	11,653
10/19	11,647	12,060
11/19	11,787	12,166
12/19	12,278	12,693
1/20	12,107	12,352
2/20	11,406	11,375
3/20	9,557	9,728
4/20	10,344	10,466
5/20	10,771	10,808
6/20	11,226	11,297
7/20	11,851	11,800
8/20	12,316	12,305
9/20	12,259	12,003
10/20	12,041	11,745
11/20	13,435	13,325
12/20	14,353	14,045
1/21	14,182	14,075
2/21	14,516	14,354
3/21	14,802	14,535
4/21	15,241	14,963
5/21	15,642	15,431
6/21	15,461	15,331
7/21	15,375	15,079
8/21	15,699	15,365
9/21	15,031	14,873
10/21	15,537	15,228
11/21	14,926	14,543
12/21	15,649	15,144
1/22	14,880	14,586
2/22	14,284	14,297
3/22	14,175	14,320
4/22	13,178	13,421
5/22	13,232	13,517
6/22	12,062	12,354
7/22	12,756	12,777
8/22	12,105	12,366
9/22	11,108	11,130
10/22	11,639	11,463
11/22	12,951	12,816
12/22	12,479	12,720
1/23	13,491	13,752
2/23	13,045	13,269
3/23	13,480	13,594
4/23	13,698	13,830
5/23	13,437	13,327
6/23	14,003	13,925
7/23	14,286	14,491
8/23	13,796	13,836
9/23	13,252	13,400
10/23	12,892	12,847
11/23	13,949	14,003
12/23	14,624	14,707
1/24	14,535	14,561
2/24	15,113	14,929
3/24	15,724	15,396
4/24	15,357	15,119
5/24	16,025	15,558
6/24	15,713	15,544
7/24	16,069	15,903
8/24	16,447	16,356
9/24	16,592	16,797
10/24	15,758	15,973

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	22.23%	6.23%	4.65%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 6,764,887,000
Holdings Count | Holding		111
Advisory Fees Paid, Amount		$ 40,406,000
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,764,887 Total Number of Portfolio Holdings111 Portfolio Turnover Rate 35.0% Total Advisory Fees Paid (amount in thousands)$40,406
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.41%
Investment Companies	2.58%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019056
Shareholder Report [Line Items]
Fund Name		Diversified International Fund
Class Name		R-4
Trading Symbol		PINLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$126	1.13%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.13%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was witnessed in the United Kingdom and the materials and financials sectors. CRH, a building materials company, moved higher on rising infrastructure spending. 3i Group, a UK private equity firm, benefited from growth in their discount retailer Action. NatWest Group, a UK bank, outperformed from better-than-expected net interest income over the year. On the other hand, negative attribution was seen in Mexico and the industrials and information technology sectors. Toyota Industries, a Japanese capital goods and auto parts company, underperformed after a slowdown in automobile sales. Samsung Electronics, a Korean conglomerate with a focus on memory chips, moved lower on weaker than expected memory sales. Wal-Mart de Mexico, a Mexican retail chain operator, traded down as increasing labor costs impacted margins.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $16,064	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,000	10,072
12/14	9,670	9,709
1/15	9,695	9,695
2/15	10,231	10,213
3/15	10,064	10,048
4/15	10,458	10,556
5/15	10,416	10,391
6/15	10,189	10,101
7/15	10,215	10,073
8/15	9,569	9,303
9/15	9,268	8,872
10/15	9,770	9,532
11/15	9,745	9,335
12/15	9,596	9,160
1/16	9,114	8,536
2/16	8,860	8,439
3/16	9,453	9,125
4/16	9,588	9,365
5/16	9,605	9,207
6/16	9,342	9,066
7/16	9,732	9,515
8/16	9,791	9,575
9/16	9,944	9,693
10/16	9,707	9,554
11/16	9,461	9,333
12/16	9,584	9,571
1/17	10,022	9,910
2/17	10,056	10,068
3/17	10,373	10,324
4/17	10,682	10,545
5/17	10,991	10,887
6/17	11,060	10,920
7/17	11,506	11,323
8/17	11,660	11,382
9/17	11,926	11,594
10/17	12,098	11,812
11/17	12,089	11,908
12/17	12,289	12,174
1/18	12,994	12,852
2/18	12,324	12,246
3/18	12,176	12,030
4/18	12,324	12,222
5/18	12,124	11,940
6/18	11,793	11,715
7/18	12,115	11,995
8/18	11,941	11,745
9/18	11,897	11,798
10/18	10,775	10,838
11/18	10,696	10,941
12/18	10,120	10,446
1/19	10,909	11,235
2/19	11,058	11,455
3/19	11,225	11,523
4/19	11,531	11,827
5/19	10,993	11,192
6/19	11,606	11,866
7/19	11,383	11,723
8/19	11,160	11,361
9/19	11,392	11,653
10/19	11,754	12,060
11/19	11,893	12,166
12/19	12,400	12,693
1/20	12,230	12,352
2/20	11,521	11,375
3/20	9,657	9,728
4/20	10,452	10,466
5/20	10,887	10,808
6/20	11,350	11,297
7/20	11,975	11,800
8/20	12,457	12,305
9/20	12,391	12,003
10/20	12,183	11,745
11/20	13,592	13,325
12/20	14,522	14,045
1/21	14,350	14,075
2/21	14,693	14,354
3/21	14,979	14,535
4/21	15,427	14,963
5/21	15,837	15,431
6/21	15,656	15,331
7/21	15,580	15,079
8/21	15,904	15,365
9/21	15,237	14,873
10/21	15,742	15,228
11/21	15,122	14,543
12/21	15,863	15,144
1/22	15,084	14,586
2/22	14,490	14,297
3/22	14,371	14,320
4/22	13,376	13,421
5/22	13,419	13,517
6/22	12,240	12,354
7/22	12,943	12,777
8/22	12,295	12,366
9/22	11,278	11,130
10/22	11,819	11,463
11/22	13,149	12,816
12/22	12,682	12,720
1/23	13,705	13,752
2/23	13,259	13,269
3/23	13,695	13,594
4/23	13,923	13,830
5/23	13,662	13,327
6/23	14,239	13,925
7/23	14,522	14,491
8/23	14,032	13,836
9/23	13,477	13,400
10/23	13,118	12,847
11/23	14,195	14,003
12/23	14,885	14,707
1/24	14,796	14,561
2/24	15,386	14,929
3/24	16,009	15,396
4/24	15,641	15,119
5/24	16,320	15,558
6/24	16,009	15,544
7/24	16,376	15,903
8/24	16,754	16,356
9/24	16,921	16,797
10/24	16,064	15,973

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	22.46%	6.45%	4.85%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 6,764,887,000
Holdings Count | Holding		111
Advisory Fees Paid, Amount		$ 40,406,000
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,764,887 Total Number of Portfolio Holdings111 Portfolio Turnover Rate 35.0% Total Advisory Fees Paid (amount in thousands)$40,406
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.41%
Investment Companies	2.58%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019055
Shareholder Report [Line Items]
Fund Name		Diversified International Fund
Class Name		R-5
Trading Symbol		PINPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$112	1.01%

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was witnessed in the United Kingdom and the materials and financials sectors. CRH, a building materials company, moved higher on rising infrastructure spending. 3i Group, a UK private equity firm, benefited from growth in their discount retailer Action. NatWest Group, a UK bank, outperformed from better-than-expected net interest income over the year. On the other hand, negative attribution was seen in Mexico and the industrials and information technology sectors. Toyota Industries, a Japanese capital goods and auto parts company, underperformed after a slowdown in automobile sales. Samsung Electronics, a Korean conglomerate with a focus on memory chips, moved lower on weaker than expected memory sales. Wal-Mart de Mexico, a Mexican retail chain operator, traded down as increasing labor costs impacted margins.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $16,264	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,008	10,072
12/14	9,674	9,709
1/15	9,700	9,695
2/15	10,238	10,213
3/15	10,069	10,048
4/15	10,464	10,556
5/15	10,422	10,391
6/15	10,196	10,101
7/15	10,229	10,073
8/15	9,582	9,303
9/15	9,279	8,872
10/15	9,784	9,532
11/15	9,758	9,335
12/15	9,613	9,160
1/16	9,128	8,536
2/16	8,873	8,439
3/16	9,469	9,125
4/16	9,605	9,365
5/16	9,630	9,207
6/16	9,358	9,066
7/16	9,758	9,515
8/16	9,818	9,575
9/16	9,971	9,693
10/16	9,732	9,554
11/16	9,494	9,333
12/16	9,613	9,571
1/17	10,062	9,910
2/17	10,096	10,068
3/17	10,407	10,324
4/17	10,726	10,545
5/17	11,037	10,887
6/17	11,097	10,920
7/17	11,546	11,323
8/17	11,710	11,382
9/17	11,977	11,594
10/17	12,141	11,812
11/17	12,133	11,908
12/17	12,335	12,174
1/18	13,053	12,852
2/18	12,379	12,246
3/18	12,230	12,030
4/18	12,379	12,222
5/18	12,186	11,940
6/18	11,853	11,715
7/18	12,177	11,995
8/18	12,002	11,745
9/18	11,958	11,798
10/18	10,837	10,838
11/18	10,758	10,941
12/18	10,177	10,446
1/19	10,973	11,235
2/19	11,123	11,455
3/19	11,282	11,523
4/19	11,601	11,827
5/19	11,058	11,192
6/19	11,676	11,866
7/19	11,451	11,723
8/19	11,226	11,361
9/19	11,460	11,653
10/19	11,835	12,060
11/19	11,975	12,166
12/19	12,485	12,693
1/20	12,313	12,352
2/20	11,596	11,375
3/20	9,724	9,728
4/20	10,527	10,466
5/20	10,966	10,808
6/20	11,434	11,297
7/20	12,065	11,800
8/20	12,552	12,305
9/20	12,485	12,003
10/20	12,275	11,745
11/20	13,698	13,325
12/20	14,632	14,045
1/21	14,459	14,075
2/21	14,806	14,354
3/21	15,104	14,535
4/21	15,557	14,963
5/21	15,972	15,431
6/21	15,789	15,331
7/21	15,712	15,079
8/21	16,039	15,365
9/21	15,365	14,873
10/21	15,885	15,228
11/21	15,259	14,543
12/21	16,006	15,144
1/22	15,216	14,586
2/22	14,624	14,297
3/22	14,504	14,320
4/22	13,495	13,421
5/22	13,550	13,517
6/22	12,366	12,354
7/22	13,078	12,777
8/22	12,410	12,366
9/22	11,390	11,130
10/22	11,938	11,463
11/22	13,287	12,816
12/22	12,810	12,720
1/23	13,849	13,752
2/23	13,396	13,269
3/23	13,838	13,594
4/23	14,081	13,830
5/23	13,805	13,327
6/23	14,402	13,925
7/23	14,689	14,491
8/23	14,192	13,836
9/23	13,639	13,400
10/23	13,263	12,847
11/23	14,358	14,003
12/23	15,054	14,707
1/24	14,975	14,561
2/24	15,563	14,929
3/24	16,208	15,396
4/24	15,835	15,119
5/24	16,524	15,558
6/24	16,196	15,544
7/24	16,581	15,903
8/24	16,966	16,356
9/24	17,124	16,797
10/24	16,264	15,973

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	22.63%	6.57%	4.98%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 6,764,887,000
Holdings Count | Holding		111
Advisory Fees Paid, Amount		$ 40,406,000
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,764,887 Total Number of Portfolio Holdings111 Portfolio Turnover Rate 35.0% Total Advisory Fees Paid (amount in thousands)$40,406
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.41%
Investment Companies	2.58%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000210673
Shareholder Report [Line Items]
Fund Name		Diversified International Fund
Class Name		R-6
Trading Symbol		PDIFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$85	0.76%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was witnessed in the United Kingdom and the materials and financials sectors. CRH, a building materials company, moved higher on rising infrastructure spending. 3i Group, a UK private equity firm, benefited from growth in their discount retailer Action. NatWest Group, a UK bank, outperformed from better-than-expected net interest income over the year. On the other hand, negative attribution was seen in Mexico and the industrials and information technology sectors. Toyota Industries, a Japanese capital goods and auto parts company, underperformed after a slowdown in automobile sales. Samsung Electronics, a Korean conglomerate with a focus on memory chips, moved lower on weaker than expected memory sales. Wal-Mart de Mexico, a Mexican retail chain operator, traded down as increasing labor costs impacted margins.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $16,281	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,000	10,072
12/14	9,661	9,709
1/15	9,687	9,695
2/15	10,230	10,213
3/15	10,060	10,048
4/15	10,451	10,556
5/15	10,408	10,391
6/15	10,179	10,101
7/15	10,204	10,073
8/15	9,551	9,303
9/15	9,254	8,872
10/15	9,746	9,532
11/15	9,729	9,335
12/15	9,574	9,160
1/16	9,095	8,536
2/16	8,838	8,439
3/16	9,429	9,125
4/16	9,566	9,365
5/16	9,574	9,207
6/16	9,309	9,066
7/16	9,703	9,515
8/16	9,763	9,575
9/16	9,908	9,693
10/16	9,669	9,554
11/16	9,429	9,333
12/16	9,545	9,571
1/17	9,986	9,910
2/17	10,012	10,068
3/17	10,333	10,324
4/17	10,635	10,545
5/17	10,938	10,887
6/17	11,008	10,920
7/17	11,449	11,323
8/17	11,605	11,382
9/17	11,864	11,594
10/17	12,029	11,812
11/17	12,020	11,908
12/17	12,213	12,174
1/18	12,923	12,852
2/18	12,248	12,246
3/18	12,099	12,030
4/18	12,248	12,222
5/18	12,047	11,940
6/18	11,714	11,715
7/18	12,029	11,995
8/18	11,854	11,745
9/18	11,810	11,798
10/18	10,697	10,838
11/18	10,619	10,941
12/18	10,043	10,446
1/19	10,826	11,235
2/19	10,966	11,455
3/19	11,135	11,523
4/19	11,453	11,827
5/19	10,919	11,192
6/19	11,528	11,866
7/19	11,313	11,723
8/19	11,097	11,361
9/19	11,332	11,653
10/19	11,697	12,060
11/19	11,838	12,166
12/19	12,341	12,693
1/20	12,169	12,352
2/20	11,478	11,375
3/20	9,628	9,728
4/20	10,414	10,466
5/20	10,845	10,808
6/20	11,315	11,297
7/20	11,948	11,800
8/20	12,428	12,305
9/20	12,370	12,003
10/20	12,169	11,745
11/20	13,578	13,325
12/20	14,504	14,045
1/21	14,339	14,075
2/21	14,688	14,354
3/21	14,989	14,535
4/21	15,435	14,963
5/21	15,852	15,431
6/21	15,668	15,331
7/21	15,600	15,079
8/21	15,930	15,365
9/21	15,261	14,873
10/21	15,784	15,228
11/21	15,164	14,543
12/21	15,905	15,144
1/22	15,129	14,586
2/22	14,541	14,297
3/22	14,430	14,320
4/22	13,422	13,421
5/22	13,488	13,517
6/22	12,302	12,354
7/22	13,012	12,777
8/22	12,358	12,366
9/22	11,338	11,130
10/22	11,892	11,463
11/22	13,233	12,816
12/22	12,766	12,720
1/23	13,797	13,752
2/23	13,360	13,269
3/23	13,797	13,594
4/23	14,033	13,830
5/23	13,775	13,327
6/23	14,369	13,925
7/23	14,661	14,491
8/23	14,156	13,836
9/23	13,607	13,400
10/23	13,248	12,847
11/23	14,347	14,003
12/23	15,038	14,707
1/24	14,957	14,561
2/24	15,556	14,929
3/24	16,200	15,396
4/24	15,832	15,119
5/24	16,522	15,558
6/24	16,200	15,544
7/24	16,580	15,903
8/24	16,982	16,356
9/24	17,143	16,797
10/24	16,281	15,973

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	22.89%	6.84%	4.99%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

Performance Inception Date		Dec. 06, 2000
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 6,764,887,000
Holdings Count | Holding		111
Advisory Fees Paid, Amount		$ 40,406,000
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,764,887 Total Number of Portfolio Holdings111 Portfolio Turnover Rate 35.0% Total Advisory Fees Paid (amount in thousands)$40,406
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.41%
Investment Companies	2.58%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038744
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Class A
Trading Symbol		PQIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.85%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR will be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results as the company raised 2024 revenue guidance. Trane Technologies (TT) aided results as the company continues to see strong demand that is diversified across data center, education, and high-tech manufacturing verticals. Becton, Dickinson and Company (BDX) detracted from relative performance as investors focused on short-term guidance in 2023 which was below current estimates, however the company remains on track to exceed 2025 operating margin targets and stepped-up its outlook for its Alaris pumps. Merck & Co. (MRK) detracted from results despite a modest beat and raise quarter, as negative attention regarding Gardasil weighed on the stock. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $23,074	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	9,450	10,000	10,000
11/14	9,676	10,262	10,205
12/14	9,640	10,238	10,267
1/15	9,362	9,957	9,857
2/15	9,803	10,532	10,334
3/15	9,691	10,401	10,193
4/15	9,771	10,475	10,289
5/15	9,843	10,612	10,412
6/15	9,596	10,413	10,204
7/15	9,709	10,613	10,249
8/15	9,067	9,975	9,639
9/15	8,819	9,702	9,348
10/15	9,464	10,486	10,053
11/15	9,512	10,521	10,091
12/15	9,229	10,332	9,874
1/16	8,897	9,776	9,364
2/16	8,930	9,772	9,362
3/16	9,467	10,453	10,036
4/16	9,616	10,510	10,247
5/16	9,801	10,694	10,406
6/16	9,909	10,718	10,496
7/16	10,114	11,127	10,801
8/16	10,200	11,141	10,884
9/16	10,121	11,150	10,861
10/16	9,990	10,933	10,693
11/16	10,357	11,364	11,304
12/16	10,628	11,577	11,587
1/17	10,811	11,810	11,669
2/17	11,171	12,267	12,089
3/17	11,153	12,275	11,965
4/17	11,195	12,405	11,943
5/17	11,422	12,563	11,931
6/17	11,451	12,651	12,126
7/17	11,686	12,901	12,287
8/17	11,644	12,942	12,144
9/17	11,961	13,217	12,504
10/17	12,220	13,520	12,595
11/17	12,670	13,933	12,980
12/17	12,811	14,088	13,170
1/18	13,337	14,861	13,679
2/18	12,656	14,316	13,026
3/18	12,517	13,991	12,797
4/18	12,566	14,038	12,839
5/18	12,750	14,397	12,915
6/18	12,759	14,490	12,947
7/18	13,405	14,990	13,460
8/18	13,570	15,506	13,659
9/18	13,589	15,565	13,686
10/18	12,803	14,464	12,977
11/18	13,241	14,758	13,364
12/18	12,122	13,414	12,081
1/19	12,970	14,538	13,021
2/19	13,290	15,030	13,438
3/19	13,439	15,292	13,523
4/19	14,006	15,910	14,003
5/19	13,223	14,896	13,102
6/19	14,158	15,942	14,043
7/19	14,467	16,189	14,159
8/19	14,184	15,893	13,743
9/19	14,664	16,168	14,233
10/19	14,739	16,511	14,432
11/19	15,169	17,135	14,878
12/19	15,568	17,629	15,288
1/20	15,221	17,649	14,959
2/20	13,672	16,206	13,510
3/20	11,608	14,065	11,201
4/20	12,762	15,923	12,461
5/20	13,245	16,763	12,888
6/20	13,273	17,134	12,802
7/20	14,026	18,137	13,308
8/20	14,617	19,469	13,858
9/20	14,299	18,757	13,518
10/20	14,225	18,305	13,340
11/20	15,881	20,460	15,135
12/20	16,529	21,325	15,715
1/21	16,291	21,150	15,571
2/21	17,013	21,763	16,512
3/21	17,752	22,586	17,484
4/21	18,481	23,802	18,183
5/21	18,832	23,915	18,607
6/21	18,747	24,514	18,394
7/21	19,014	25,023	18,541
8/21	19,365	25,748	18,909
9/21	18,330	24,565	18,251
10/21	19,561	26,269	19,178
11/21	19,110	25,917	18,502
12/21	20,151	26,967	19,669
1/22	19,627	25,446	19,211
2/22	18,916	24,748	18,988
3/22	19,363	25,583	19,524
4/22	18,252	23,303	18,423
5/22	18,749	23,267	18,781
6/22	17,172	21,319	17,140
7/22	18,316	23,304	18,276
8/22	17,739	22,409	17,732
9/22	16,064	20,336	16,177
10/22	17,480	21,967	17,836
11/22	18,768	23,155	18,950
12/22	17,966	21,809	18,186
1/23	19,091	23,271	19,129
2/23	18,245	22,717	18,454
3/23	17,963	23,436	18,369
4/23	18,367	23,726	18,646
5/23	17,429	23,837	17,927
6/23	18,658	25,447	19,118
7/23	19,377	26,322	19,790
8/23	18,648	25,861	19,256
9/23	17,979	24,646	18,513
10/23	17,335	24,050	17,860
11/23	18,744	26,296	19,207
12/23	19,902	27,595	20,271
1/24	19,966	27,979	20,292
2/24	20,522	29,490	21,041
3/24	21,474	30,436	22,092
4/24	20,607	29,141	21,149
5/24	21,293	30,513	21,819
6/24	21,282	31,523	21,614
7/24	22,260	31,981	22,719
8/24	23,003	32,740	23,328
9/24	23,305	33,440	23,652
10/24	23,074	33,206	23,392

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	33.11%	9.38%	9.34%
Class A Shares Including Sales Charge	25.77%	8.14%	8.72%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 9,053,337,000
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 44,128,000
InvestmentCompanyPortfolioTurnover		16.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$9,053,337 Total Number of Portfolio Holdings65 Portfolio Turnover Rate 16.3% Total Advisory Fees Paid (amount in thousands)$44,128
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.60%
Investment Companies	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038746
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Class C
Trading Symbol		PEUCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.62%

Expenses Paid, Amount		$ 188
Expense Ratio, Percent		1.62%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR will be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results as the company raised 2024 revenue guidance. Trane Technologies (TT) aided results as the company continues to see strong demand that is diversified across data center, education, and high-tech manufacturing verticals. Becton, Dickinson and Company (BDX) detracted from relative performance as investors focused on short-term guidance in 2023 which was below current estimates, however the company remains on track to exceed 2025 operating margin targets and stepped-up its outlook for its Alaris pumps. Merck & Co. (MRK) detracted from results despite a modest beat and raise quarter, as negative attention regarding Gardasil weighed on the stock. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C shares with maximum sales charge $23,003	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,234	10,262	10,205
12/14	10,190	10,238	10,267
1/15	9,890	9,957	9,857
2/15	10,350	10,532	10,334
3/15	10,225	10,401	10,193
4/15	10,300	10,475	10,289
5/15	10,374	10,612	10,412
6/15	10,105	10,413	10,204
7/15	10,219	10,613	10,249
8/15	9,536	9,975	9,639
9/15	9,273	9,702	9,348
10/15	9,943	10,486	10,053
11/15	9,987	10,521	10,091
12/15	9,681	10,332	9,874
1/16	9,329	9,776	9,364
2/16	9,357	9,772	9,362
3/16	9,914	10,453	10,036
4/16	10,065	10,510	10,247
5/16	10,252	10,694	10,406
6/16	10,357	10,718	10,496
7/16	10,568	11,127	10,801
8/16	10,648	11,141	10,884
9/16	10,560	11,150	10,861
10/16	10,416	10,933	10,693
11/16	10,792	11,364	11,304
12/16	11,065	11,577	11,587
1/17	11,253	11,810	11,669
2/17	11,621	12,267	12,089
3/17	11,589	12,275	11,965
4/17	11,630	12,405	11,943
5/17	11,860	12,563	11,931
6/17	11,880	12,651	12,126
7/17	12,118	12,901	12,287
8/17	12,065	12,942	12,144
9/17	12,384	13,217	12,504
10/17	12,647	13,520	12,595
11/17	13,107	13,933	12,980
12/17	13,244	14,088	13,170
1/18	13,779	14,861	13,679
2/18	13,062	14,316	13,026
3/18	12,914	13,991	12,797
4/18	12,957	14,038	12,839
5/18	13,135	14,397	12,915
6/18	13,137	14,490	12,947
7/18	13,794	14,990	13,460
8/18	13,955	15,506	13,659
9/18	13,968	15,565	13,686
10/18	13,157	14,464	12,977
11/18	13,593	14,758	13,364
12/18	12,439	13,414	12,081
1/19	13,301	14,538	13,021
2/19	13,619	15,030	13,438
3/19	13,765	15,292	13,523
4/19	14,334	15,910	14,003
5/19	13,525	14,896	13,102
6/19	14,476	15,942	14,043
7/19	14,778	16,189	14,159
8/19	14,481	15,893	13,743
9/19	14,963	16,168	14,233
10/19	15,033	16,511	14,432
11/19	15,460	17,135	14,878
12/19	15,855	17,629	15,288
1/20	15,491	17,649	14,959
2/20	13,906	16,206	13,510
3/20	11,796	14,065	11,201
4/20	12,965	15,923	12,461
5/20	13,446	16,763	12,888
6/20	13,471	17,134	12,802
7/20	14,223	18,137	13,308
8/20	14,811	19,469	13,858
9/20	14,479	18,757	13,518
10/20	14,397	18,305	13,340
11/20	16,060	20,460	15,135
12/20	16,710	21,325	15,715
1/21	16,459	21,150	15,571
2/21	17,175	21,763	16,512
3/21	17,908	22,586	17,484
4/21	18,635	23,802	18,183
5/21	18,975	23,915	18,607
6/21	18,880	24,514	18,394
7/21	19,133	25,023	18,541
8/21	19,478	25,748	18,909
9/21	18,421	24,565	18,251
10/21	19,651	26,269	19,178
11/21	19,184	25,917	18,502
12/21	20,212	26,967	19,669
1/22	19,681	25,446	19,211
2/22	18,951	24,748	18,988
3/22	19,392	25,583	19,524
4/22	18,265	23,303	18,423
5/22	18,752	23,267	18,781
6/22	17,163	21,319	17,140
7/22	18,296	23,304	18,276
8/22	17,707	22,409	17,732
9/22	16,025	20,336	16,177
10/22	17,425	21,967	17,836
11/22	18,710	23,155	18,950
12/22	17,911	21,809	18,186
1/23	19,032	23,271	19,129
2/23	18,189	22,717	18,454
3/23	17,907	23,436	18,369
4/23	18,310	23,726	18,646
5/23	17,375	23,837	17,927
6/23	18,601	25,447	19,118
7/23	19,318	26,322	19,790
8/23	18,591	25,861	19,256
9/23	17,924	24,646	18,513
10/23	17,282	24,050	17,860
11/23	18,686	26,296	19,207
12/23	19,841	27,595	20,271
1/24	19,904	27,979	20,292
2/24	20,459	29,490	21,041
3/24	21,408	30,436	22,092
4/24	20,543	29,141	21,149
5/24	21,228	30,513	21,819
6/24	21,216	31,523	21,614
7/24	22,192	31,981	22,719
8/24	22,932	32,740	23,328
9/24	23,233	33,440	23,652
10/24	23,003	33,206	23,392

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	32.10%	8.55%	8.69%
Class C Shares Including Sales Charge	31.10%	8.55%	8.69%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 9,053,337,000
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 44,128,000
InvestmentCompanyPortfolioTurnover		16.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$9,053,337 Total Number of Portfolio Holdings65 Portfolio Turnover Rate 16.3% Total Advisory Fees Paid (amount in thousands)$44,128
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.60%
Investment Companies	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000204702
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Class J
Trading Symbol		PEIJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$86	0.74%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR will be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results as the company raised 2024 revenue guidance. Trane Technologies (TT) aided results as the company continues to see strong demand that is diversified across data center, education, and high-tech manufacturing verticals. Becton, Dickinson and Company (BDX) detracted from relative performance as investors focused on short-term guidance in 2023 which was below current estimates, however the company remains on track to exceed 2025 operating margin targets and stepped-up its outlook for its Alaris pumps. Merck & Co. (MRK) detracted from results despite a modest beat and raise quarter, as negative attention regarding Gardasil weighed on the stock. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $24,531	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,240	10,262	10,205
12/14	10,202	10,238	10,267
1/15	9,907	9,957	9,857
2/15	10,374	10,532	10,334
3/15	10,255	10,401	10,193
4/15	10,340	10,475	10,289
5/15	10,417	10,612	10,412
6/15	10,155	10,413	10,204
7/15	10,275	10,613	10,249
8/15	9,596	9,975	9,639
9/15	9,332	9,702	9,348
10/15	10,016	10,486	10,053
11/15	10,066	10,521	10,091
12/15	9,767	10,332	9,874
1/16	9,415	9,776	9,364
2/16	9,451	9,772	9,362
3/16	10,019	10,453	10,036
4/16	10,176	10,510	10,247
5/16	10,372	10,694	10,406
6/16	10,486	10,718	10,496
7/16	10,703	11,127	10,801
8/16	10,794	11,141	10,884
9/16	10,711	11,150	10,861
10/16	10,572	10,933	10,693
11/16	10,961	11,364	11,304
12/16	11,247	11,577	11,587
1/17	11,441	11,810	11,669
2/17	11,822	12,267	12,089
3/17	11,802	12,275	11,965
4/17	11,847	12,405	11,943
5/17	12,087	12,563	11,931
6/17	12,117	12,651	12,126
7/17	12,367	12,901	12,287
8/17	12,322	12,942	12,144
9/17	12,658	13,217	12,504
10/17	12,932	13,520	12,595
11/17	13,408	13,933	12,980
12/17	13,557	14,088	13,170
1/18	14,113	14,861	13,679
2/18	13,393	14,316	13,026
3/18	13,246	13,991	12,797
4/18	13,298	14,038	12,839
5/18	13,492	14,397	12,915
6/18	13,502	14,490	12,947
7/18	14,186	14,990	13,460
8/18	14,360	15,506	13,659
9/18	14,380	15,565	13,686
10/18	13,550	14,464	12,977
11/18	14,013	14,758	13,364
12/18	12,829	13,414	12,081
1/19	13,727	14,538	13,021
2/19	14,069	15,030	13,438
3/19	14,227	15,292	13,523
4/19	14,822	15,910	14,003
5/19	13,995	14,896	13,102
6/19	14,988	15,942	14,043
7/19	15,310	16,189	14,159
8/19	15,016	15,893	13,743
9/19	15,524	16,168	14,233
10/19	15,604	16,511	14,432
11/19	16,054	17,135	14,878
12/19	16,480	17,629	15,288
1/20	16,113	17,649	14,959
2/20	14,475	16,206	13,510
3/20	12,286	14,065	11,201
4/20	13,511	15,923	12,461
5/20	14,022	16,763	12,888
6/20	14,053	17,134	12,802
7/20	14,854	18,137	13,308
8/20	15,475	19,469	13,858
9/20	15,141	18,757	13,518
10/20	15,067	18,305	13,340
11/20	16,819	20,460	15,135
12/20	17,507	21,325	15,715
1/21	17,255	21,150	15,571
2/21	18,019	21,763	16,512
3/21	18,804	22,586	17,484
4/21	19,575	23,802	18,183
5/21	19,951	23,915	18,607
6/21	19,866	24,514	18,394
7/21	20,143	25,023	18,541
8/21	20,520	25,748	18,909
9/21	19,425	24,565	18,251
10/21	20,733	26,269	19,178
11/21	20,261	25,917	18,502
12/21	21,359	26,967	19,669
1/22	20,810	25,446	19,211
2/22	20,057	24,748	18,988
3/22	20,535	25,583	19,524
4/22	19,359	23,303	18,423
5/22	19,884	23,267	18,781
6/22	18,214	21,319	17,140
7/22	19,426	23,304	18,276
8/22	18,815	22,409	17,732
9/22	17,044	20,336	16,177
10/22	18,545	21,967	17,836
11/22	19,910	23,155	18,950
12/22	19,064	21,809	18,186
1/23	20,262	23,271	19,129
2/23	19,359	22,717	18,454
3/23	19,065	23,436	18,369
4/23	19,499	23,726	18,646
5/23	18,499	23,837	17,927
6/23	19,806	25,447	19,118
7/23	20,574	26,322	19,790
8/23	19,795	25,861	19,256
9/23	19,090	24,646	18,513
10/23	18,406	24,050	17,860
11/23	19,906	26,296	19,207
12/23	21,133	27,595	20,271
1/24	21,201	27,979	20,292
2/24	21,797	29,490	21,041
3/24	22,812	30,436	22,092
4/24	21,892	29,141	21,149
5/24	22,620	30,513	21,819
6/24	22,615	31,523	21,614
7/24	23,658	31,981	22,719
8/24	24,447	32,740	23,328
9/24	24,775	33,440	23,652
10/24	24,531	33,206	23,392

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	33.27%	9.47%	9.39%
Class J Shares Including Sales Charge	32.27%	9.47%	9.39%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

Performance Inception Date		May 31, 1939
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 9,053,337,000
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 44,128,000
InvestmentCompanyPortfolioTurnover		16.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$9,053,337 Total Number of Portfolio Holdings65 Portfolio Turnover Rate 16.3% Total Advisory Fees Paid (amount in thousands)$44,128
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.60%
Investment Companies	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038747
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Institutional
Trading Symbol		PEIIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	0.52%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR will be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results as the company raised 2024 revenue guidance. Trane Technologies (TT) aided results as the company continues to see strong demand that is diversified across data center, education, and high-tech manufacturing verticals. Becton, Dickinson and Company (BDX) detracted from relative performance as investors focused on short-term guidance in 2023 which was below current estimates, however the company remains on track to exceed 2025 operating margin targets and stepped-up its outlook for its Alaris pumps. Merck & Co. (MRK) detracted from results despite a modest beat and raise quarter, as negative attention regarding Gardasil weighed on the stock. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $25,319	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,243	10,262	10,205
12/14	10,207	10,238	10,267
1/15	9,916	9,957	9,857
2/15	10,390	10,532	10,334
3/15	10,274	10,401	10,193
4/15	10,359	10,475	10,289
5/15	10,440	10,612	10,412
6/15	10,180	10,413	10,204
7/15	10,304	10,613	10,249
8/15	9,628	9,975	9,639
9/15	9,366	9,702	9,348
10/15	10,055	10,486	10,053
11/15	10,110	10,521	10,091
12/15	9,811	10,332	9,874
1/16	9,462	9,776	9,364
2/16	9,498	9,772	9,362
3/16	10,075	10,453	10,036
4/16	10,236	10,510	10,247
5/16	10,437	10,694	10,406
6/16	10,554	10,718	10,496
7/16	10,776	11,127	10,801
8/16	10,871	11,141	10,884
9/16	10,794	11,150	10,861
10/16	10,655	10,933	10,693
11/16	11,049	11,364	11,304
12/16	11,339	11,577	11,587
1/17	11,543	11,810	11,669
2/17	11,931	12,267	12,089
3/17	11,913	12,275	11,965
4/17	11,963	12,405	11,943
5/17	12,209	12,563	11,931
6/17	12,243	12,651	12,126
7/17	12,499	12,901	12,287
8/17	12,457	12,942	12,144
9/17	12,799	13,217	12,504
10/17	13,080	13,520	12,595
11/17	13,569	13,933	12,980
12/17	13,724	14,088	13,170
1/18	14,296	14,861	13,679
2/18	13,563	14,316	13,026
3/18	13,416	13,991	12,797
4/18	13,477	14,038	12,839
5/18	13,675	14,397	12,915
6/18	13,688	14,490	12,947
7/18	14,385	14,990	13,460
8/18	14,566	15,506	13,659
9/18	14,590	15,565	13,686
10/18	13,757	14,464	12,977
11/18	14,231	14,758	13,364
12/18	13,030	13,414	12,081
1/19	13,946	14,538	13,021
2/19	14,298	15,030	13,438
3/19	14,460	15,292	13,523
4/19	15,075	15,910	14,003
5/19	14,234	14,896	13,102
6/19	15,248	15,942	14,043
7/19	15,585	16,189	14,159
8/19	15,291	15,893	13,743
9/19	15,813	16,168	14,233
10/19	15,899	16,511	14,432
11/19	16,366	17,135	14,878
12/19	16,803	17,629	15,288
1/20	16,428	17,649	14,959
2/20	14,764	16,206	13,510
3/20	12,539	14,065	11,201
4/20	13,790	15,923	12,461
5/20	14,316	16,763	12,888
6/20	14,353	17,134	12,802
7/20	15,171	18,137	13,308
8/20	15,810	19,469	13,858
9/20	15,475	18,757	13,518
10/20	15,400	18,305	13,340
11/20	17,195	20,460	15,135
12/20	17,901	21,325	15,715
1/21	17,649	21,150	15,571
2/21	18,435	21,763	16,512
3/21	19,242	22,586	17,484
4/21	20,036	23,802	18,183
5/21	20,421	23,915	18,607
6/21	20,341	24,514	18,394
7/21	20,630	25,023	18,541
8/21	21,021	25,748	18,909
9/21	19,902	24,565	18,251
10/21	21,247	26,269	19,178
11/21	20,763	25,917	18,502
12/21	21,897	26,967	19,669
1/22	21,339	25,446	19,211
2/22	20,568	24,748	18,988
3/22	21,063	25,583	19,524
4/22	19,857	23,303	18,423
5/22	20,407	23,267	18,781
6/22	18,696	21,319	17,140
7/22	19,945	23,304	18,276
8/22	19,323	22,409	17,732
9/22	17,502	20,336	16,177
10/22	19,054	21,967	17,836
11/22	20,455	23,155	18,950
12/22	19,596	21,809	18,186
1/23	20,826	23,271	19,129
2/23	19,905	22,717	18,454
3/23	19,607	23,436	18,369
4/23	20,054	23,726	18,646
5/23	19,031	23,837	17,927
6/23	20,384	25,447	19,118
7/23	21,174	26,322	19,790
8/23	20,379	25,861	19,256
9/23	19,656	24,646	18,513
10/23	18,958	24,050	17,860
11/23	20,503	26,296	19,207
12/23	21,774	27,595	20,271
1/24	21,855	27,979	20,292
2/24	22,469	29,490	21,041
3/24	23,516	30,436	22,092
4/24	22,573	29,141	21,149
5/24	23,330	30,513	21,819
6/24	23,326	31,523	21,614
7/24	24,408	31,981	22,719
8/24	25,227	32,740	23,328
9/24	25,572	33,440	23,652
10/24	25,319	33,206	23,392

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	33.55%	9.75%	9.73%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 9,053,337,000
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 44,128,000
InvestmentCompanyPortfolioTurnover		16.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$9,053,337 Total Number of Portfolio Holdings65 Portfolio Turnover Rate 16.3% Total Advisory Fees Paid (amount in thousands)$44,128
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.60%
Investment Companies	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000085763
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		R-1
Trading Symbol		PIEMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$162	1.39%

Expenses Paid, Amount		$ 162
Expense Ratio, Percent		1.39%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR will be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results as the company raised 2024 revenue guidance. Trane Technologies (TT) aided results as the company continues to see strong demand that is diversified across data center, education, and high-tech manufacturing verticals. Becton, Dickinson and Company (BDX) detracted from relative performance as investors focused on short-term guidance in 2023 which was below current estimates, however the company remains on track to exceed 2025 operating margin targets and stepped-up its outlook for its Alaris pumps. Merck & Co. (MRK) detracted from results despite a modest beat and raise quarter, as negative attention regarding Gardasil weighed on the stock. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $23,210	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,237	10,262	10,205
12/14	10,193	10,238	10,267
1/15	9,894	9,957	9,857
2/15	10,358	10,532	10,334
3/15	10,236	10,401	10,193
4/15	10,313	10,475	10,289
5/15	10,390	10,612	10,412
6/15	10,123	10,413	10,204
7/15	10,239	10,613	10,249
8/15	9,556	9,975	9,639
9/15	9,292	9,702	9,348
10/15	9,971	10,486	10,053
11/15	10,017	10,521	10,091
12/15	9,712	10,332	9,874
1/16	9,358	9,776	9,364
2/16	9,389	9,772	9,362
3/16	9,950	10,453	10,036
4/16	10,103	10,510	10,247
5/16	10,294	10,694	10,406
6/16	10,403	10,718	10,496
7/16	10,615	11,127	10,801
8/16	10,701	11,141	10,884
9/16	10,613	11,150	10,861
10/16	10,471	10,933	10,693
11/16	10,849	11,364	11,304
12/16	11,129	11,577	11,587
1/17	11,318	11,810	11,669
2/17	11,688	12,267	12,089
3/17	11,664	12,275	11,965
4/17	11,704	12,405	11,943
5/17	11,934	12,563	11,931
6/17	11,963	12,651	12,126
7/17	12,201	12,901	12,287
8/17	12,153	12,942	12,144
9/17	12,478	13,217	12,504
10/17	12,742	13,520	12,595
11/17	13,208	13,933	12,980
12/17	13,351	14,088	13,170
1/18	13,892	14,861	13,679
2/18	13,172	14,316	13,026
3/18	13,025	13,991	12,797
4/18	13,072	14,038	12,839
5/18	13,255	14,397	12,915
6/18	13,256	14,490	12,947
7/18	13,921	14,990	13,460
8/18	14,089	15,506	13,659
9/18	14,102	15,565	13,686
10/18	13,283	14,464	12,977
11/18	13,731	14,758	13,364
12/18	12,563	13,414	12,081
1/19	13,437	14,538	13,021
2/19	13,765	15,030	13,438
3/19	13,914	15,292	13,523
4/19	14,494	15,910	14,003
5/19	13,676	14,896	13,102
6/19	14,640	15,942	14,043
7/19	14,952	16,189	14,159
8/19	14,658	15,893	13,743
9/19	15,148	16,168	14,233
10/19	15,221	16,511	14,432
11/19	15,654	17,135	14,878
12/19	16,059	17,629	15,288
1/20	15,695	17,649	14,959
2/20	14,094	16,206	13,510
3/20	11,956	14,065	11,201
4/20	13,145	15,923	12,461
5/20	13,635	16,763	12,888
6/20	13,658	17,134	12,802
7/20	14,426	18,137	13,308
8/20	15,028	19,469	13,858
9/20	14,696	18,757	13,518
10/20	14,615	18,305	13,340
11/20	16,305	20,460	15,135
12/20	16,963	21,325	15,715
1/21	16,713	21,150	15,571
2/21	17,447	21,763	16,512
3/21	18,195	22,586	17,484
4/21	18,931	23,802	18,183
5/21	19,282	23,915	18,607
6/21	19,191	24,514	18,394
7/21	19,451	25,023	18,541
8/21	19,803	25,748	18,909
9/21	18,733	24,565	18,251
10/21	19,988	26,269	19,178
11/21	19,520	25,917	18,502
12/21	20,571	26,967	19,669
1/22	20,028	25,446	19,211
2/22	19,295	24,748	18,988
3/22	19,746	25,583	19,524
4/22	18,603	23,303	18,423
5/22	19,101	23,267	18,781
6/22	17,487	21,319	17,140
7/22	18,642	23,304	18,276
8/22	18,047	22,409	17,732
9/22	16,340	20,336	16,177
10/22	17,771	21,967	17,836
11/22	19,066	23,155	18,950
12/22	18,247	21,809	18,186
1/23	19,378	23,271	19,129
2/23	18,510	22,717	18,454
3/23	18,220	23,436	18,369
4/23	18,627	23,726	18,646
5/23	17,661	23,837	17,927
6/23	18,900	25,447	19,118
7/23	19,621	26,322	19,790
8/23	18,873	25,861	19,256
9/23	18,187	24,646	18,513
10/23	17,533	24,050	17,860
11/23	18,943	26,296	19,207
12/23	20,103	27,595	20,271
1/24	20,162	27,979	20,292
2/24	20,716	29,490	21,041
3/24	21,668	30,436	22,092
4/24	20,783	29,141	21,149
5/24	21,463	30,513	21,819
6/24	21,443	31,523	21,614
7/24	22,421	31,981	22,719
8/24	23,157	32,740	23,328
9/24	23,454	33,440	23,652
10/24	23,210	33,206	23,392

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	32.38%	8.80%	8.78%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 9,053,337,000
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 44,128,000
InvestmentCompanyPortfolioTurnover		16.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$9,053,337 Total Number of Portfolio Holdings65 Portfolio Turnover Rate 16.3% Total Advisory Fees Paid (amount in thousands)$44,128
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.60%
Investment Companies	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000085765
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		R-3
Trading Symbol		PEIOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$126	1.08%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR will be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results as the company raised 2024 revenue guidance. Trane Technologies (TT) aided results as the company continues to see strong demand that is diversified across data center, education, and high-tech manufacturing verticals. Becton, Dickinson and Company (BDX) detracted from relative performance as investors focused on short-term guidance in 2023 which was below current estimates, however the company remains on track to exceed 2025 operating margin targets and stepped-up its outlook for its Alaris pumps. Merck & Co. (MRK) detracted from results despite a modest beat and raise quarter, as negative attention regarding Gardasil weighed on the stock. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $23,939	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,237	10,262	10,205
12/14	10,198	10,238	10,267
1/15	9,903	9,957	9,857
2/15	10,371	10,532	10,334
3/15	10,250	10,401	10,193
4/15	10,327	10,475	10,289
5/15	10,404	10,612	10,412
6/15	10,141	10,413	10,204
7/15	10,261	10,613	10,249
8/15	9,581	9,975	9,639
9/15	9,321	9,702	9,348
10/15	10,001	10,486	10,053
11/15	10,048	10,521	10,091
12/15	9,748	10,332	9,874
1/16	9,396	9,776	9,364
2/16	9,427	9,772	9,362
3/16	9,992	10,453	10,036
4/16	10,149	10,510	10,247
5/16	10,345	10,694	10,406
6/16	10,455	10,718	10,496
7/16	10,672	11,127	10,801
8/16	10,758	11,141	10,884
9/16	10,674	11,150	10,861
10/16	10,536	10,933	10,693
11/16	10,920	11,364	11,304
12/16	11,200	11,577	11,587
1/17	11,395	11,810	11,669
2/17	11,771	12,267	12,089
3/17	11,750	12,275	11,965
4/17	11,795	12,405	11,943
5/17	12,031	12,563	11,931
6/17	12,059	12,651	12,126
7/17	12,308	12,901	12,287
8/17	12,259	12,942	12,144
9/17	12,588	13,217	12,504
10/17	12,862	13,520	12,595
11/17	13,332	13,933	12,980
12/17	13,482	14,088	13,170
1/18	14,032	14,861	13,679
2/18	13,310	14,316	13,026
3/18	13,160	13,991	12,797
4/18	13,212	14,038	12,839
5/18	13,402	14,397	12,915
6/18	13,409	14,490	12,947
7/18	14,085	14,990	13,460
8/18	14,255	15,506	13,659
9/18	14,276	15,565	13,686
10/18	13,448	14,464	12,977
11/18	13,905	14,758	13,364
12/18	12,728	13,414	12,081
1/19	13,617	14,538	13,021
2/19	13,953	15,030	13,438
3/19	14,109	15,292	13,523
4/19	14,697	15,910	14,003
5/19	13,873	14,896	13,102
6/19	14,854	15,942	14,043
7/19	15,175	16,189	14,159
8/19	14,877	15,893	13,743
9/19	15,380	16,168	14,233
10/19	15,455	16,511	14,432
11/19	15,902	17,135	14,878
12/19	16,318	17,629	15,288
1/20	15,948	17,649	14,959
2/20	14,324	16,206	13,510
3/20	12,160	14,065	11,201
4/20	13,373	15,923	12,461
5/20	13,875	16,763	12,888
6/20	13,903	17,134	12,802
7/20	14,684	18,137	13,308
8/20	15,301	19,469	13,858
9/20	14,964	18,757	13,518
10/20	14,886	18,305	13,340
11/20	16,616	20,460	15,135
12/20	17,293	21,325	15,715
1/21	17,039	21,150	15,571
2/21	17,792	21,763	16,512
3/21	18,556	22,586	17,484
4/21	19,316	23,802	18,183
5/21	19,678	23,915	18,607
6/21	19,593	24,514	18,394
7/21	19,863	25,023	18,541
8/21	20,227	25,748	18,909
9/21	19,141	24,565	18,251
10/21	20,426	26,269	19,178
11/21	19,953	25,917	18,502
12/21	21,034	26,967	19,669
1/22	20,484	25,446	19,211
2/22	19,735	24,748	18,988
3/22	20,205	25,583	19,524
4/22	19,042	23,303	18,423
5/22	19,557	23,267	18,781
6/22	17,905	21,319	17,140
7/22	19,097	23,304	18,276
8/22	18,488	22,409	17,732
9/22	16,742	20,336	16,177
10/22	18,218	21,967	17,836
11/22	19,549	23,155	18,950
12/22	18,716	21,809	18,186
1/23	19,880	23,271	19,129
2/23	18,996	22,717	18,454
3/23	18,702	23,436	18,369
4/23	19,119	23,726	18,646
5/23	18,139	23,837	17,927
6/23	19,414	25,447	19,118
7/23	20,159	26,322	19,790
8/23	19,398	25,861	19,256
9/23	18,700	24,646	18,513
10/23	18,027	24,050	17,860
11/23	19,487	26,296	19,207
12/23	20,685	27,595	20,271
1/24	20,746	27,979	20,292
2/24	21,321	29,490	21,041
3/24	22,308	30,436	22,092
4/24	21,403	29,141	21,149
5/24	22,108	30,513	21,819
6/24	22,096	31,523	21,614
7/24	23,110	31,981	22,719
8/24	23,873	32,740	23,328
9/24	24,185	33,440	23,652
10/24	23,939	33,206	23,392

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	32.79%	9.15%	9.12%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 9,053,337,000
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 44,128,000
InvestmentCompanyPortfolioTurnover		16.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$9,053,337 Total Number of Portfolio Holdings65 Portfolio Turnover Rate 16.3% Total Advisory Fees Paid (amount in thousands)$44,128
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.60%
Investment Companies	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000085766
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		R-4
Trading Symbol		PEIPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$104	0.89%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR will be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results as the company raised 2024 revenue guidance. Trane Technologies (TT) aided results as the company continues to see strong demand that is diversified across data center, education, and high-tech manufacturing verticals. Becton, Dickinson and Company (BDX) detracted from relative performance as investors focused on short-term guidance in 2023 which was below current estimates, however the company remains on track to exceed 2025 operating margin targets and stepped-up its outlook for its Alaris pumps. Merck & Co. (MRK) detracted from results despite a modest beat and raise quarter, as negative attention regarding Gardasil weighed on the stock. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $24,397	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,240	10,262	10,205
12/14	10,199	10,238	10,267
1/15	9,908	9,957	9,857
2/15	10,375	10,532	10,334
3/15	10,256	10,401	10,193
4/15	10,337	10,475	10,289
5/15	10,418	10,612	10,412
6/15	10,157	10,413	10,204
7/15	10,273	10,613	10,249
8/15	9,597	9,975	9,639
9/15	9,334	9,702	9,348
10/15	10,018	10,486	10,053
11/15	10,068	10,521	10,091
12/15	9,769	10,332	9,874
1/16	9,417	9,776	9,364
2/16	9,452	9,772	9,362
3/16	10,019	10,453	10,036
4/16	10,180	10,510	10,247
5/16	10,376	10,694	10,406
6/16	10,490	10,718	10,496
7/16	10,708	11,127	10,801
8/16	10,798	11,141	10,884
9/16	10,715	11,150	10,861
10/16	10,573	10,933	10,693
11/16	10,961	11,364	11,304
12/16	11,248	11,577	11,587
1/17	11,443	11,810	11,669
2/17	11,824	12,267	12,089
3/17	11,803	12,275	11,965
4/17	11,848	12,405	11,943
5/17	12,092	12,563	11,931
6/17	12,123	12,651	12,126
7/17	12,372	12,901	12,287
8/17	12,323	12,942	12,144
9/17	12,659	13,217	12,504
10/17	12,934	13,520	12,595
11/17	13,410	13,933	12,980
12/17	13,559	14,088	13,170
1/18	14,120	14,861	13,679
2/18	13,395	14,316	13,026
3/18	13,247	13,991	12,797
4/18	13,299	14,038	12,839
5/18	13,494	14,397	12,915
6/18	13,503	14,490	12,947
7/18	14,183	14,990	13,460
8/18	14,358	15,506	13,659
9/18	14,382	15,565	13,686
10/18	13,554	14,464	12,977
11/18	14,014	14,758	13,364
12/18	12,827	13,414	12,081
1/19	13,726	14,538	13,021
2/19	14,069	15,030	13,438
3/19	14,227	15,292	13,523
4/19	14,824	15,910	14,003
5/19	13,994	14,896	13,102
6/19	14,985	15,942	14,043
7/19	15,313	16,189	14,159
8/19	15,013	15,893	13,743
9/19	15,522	16,168	14,233
10/19	15,602	16,511	14,432
11/19	16,058	17,135	14,878
12/19	16,480	17,629	15,288
1/20	16,112	17,649	14,959
2/20	14,470	16,206	13,510
3/20	12,286	14,065	11,201
4/20	13,510	15,923	12,461
5/20	14,021	16,763	12,888
6/20	14,052	17,134	12,802
7/20	14,845	18,137	13,308
8/20	15,472	19,469	13,858
9/20	15,134	18,757	13,518
10/20	15,056	18,305	13,340
11/20	16,806	20,460	15,135
12/20	17,495	21,325	15,715
1/21	17,243	21,150	15,571
2/21	18,003	21,763	16,512
3/21	18,783	22,586	17,484
4/21	19,555	23,802	18,183
5/21	19,927	23,915	18,607
6/21	19,841	24,514	18,394
7/21	20,119	25,023	18,541
8/21	20,491	25,748	18,909
9/21	19,394	24,565	18,251
10/21	20,698	26,269	19,178
11/21	20,220	25,917	18,502
12/21	21,322	26,967	19,669
1/22	20,767	25,446	19,211
2/22	20,014	24,748	18,988
3/22	20,487	25,583	19,524
4/22	19,310	23,303	18,423
5/22	19,836	23,267	18,781
6/22	18,169	21,319	17,140
7/22	19,376	23,304	18,276
8/22	18,765	22,409	17,732
9/22	16,994	20,336	16,177
10/22	18,494	21,967	17,836
11/22	19,853	23,155	18,950
12/22	19,008	21,809	18,186
1/23	20,193	23,271	19,129
2/23	19,297	22,717	18,454
3/23	19,003	23,436	18,369
4/23	19,431	23,726	18,646
5/23	18,437	23,837	17,927
6/23	19,739	25,447	19,118
7/23	20,501	26,322	19,790
8/23	19,722	25,861	19,256
9/23	19,019	24,646	18,513
10/23	18,336	24,050	17,860
11/23	19,823	26,296	19,207
12/23	21,048	27,595	20,271
1/24	21,116	27,979	20,292
2/24	21,705	29,490	21,041
3/24	22,712	30,436	22,092
4/24	21,794	29,141	21,149
5/24	22,515	30,513	21,819
6/24	22,502	31,523	21,614
7/24	23,543	31,981	22,719
8/24	24,324	32,740	23,328
9/24	24,647	33,440	23,652
10/24	24,397	33,206	23,392

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	33.05%	9.35%	9.33%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 9,053,337,000
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 44,128,000
InvestmentCompanyPortfolioTurnover		16.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$9,053,337 Total Number of Portfolio Holdings65 Portfolio Turnover Rate 16.3% Total Advisory Fees Paid (amount in thousands)$44,128
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.60%
Investment Companies	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000085767
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		R-5
Trading Symbol		PEIQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$90	0.77%

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR will be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results as the company raised 2024 revenue guidance. Trane Technologies (TT) aided results as the company continues to see strong demand that is diversified across data center, education, and high-tech manufacturing verticals. Becton, Dickinson and Company (BDX) detracted from relative performance as investors focused on short-term guidance in 2023 which was below current estimates, however the company remains on track to exceed 2025 operating margin targets and stepped-up its outlook for its Alaris pumps. Merck & Co. (MRK) detracted from results despite a modest beat and raise quarter, as negative attention regarding Gardasil weighed on the stock. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $24,691	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,236	10,262	10,205
12/14	10,201	10,238	10,267
1/15	9,907	9,957	9,857
2/15	10,377	10,532	10,334
3/15	10,258	10,401	10,193
4/15	10,342	10,475	10,289
5/15	10,423	10,612	10,412
6/15	10,161	10,413	10,204
7/15	10,281	10,613	10,249
8/15	9,601	9,975	9,639
9/15	9,342	9,702	9,348
10/15	10,030	10,486	10,053
11/15	10,080	10,521	10,091
12/15	9,780	10,332	9,874
1/16	9,428	9,776	9,364
2/16	9,463	9,772	9,362
3/16	10,036	10,453	10,036
4/16	10,193	10,510	10,247
5/16	10,394	10,694	10,406
6/16	10,508	10,718	10,496
7/16	10,725	11,127	10,801
8/16	10,820	11,141	10,884
9/16	10,736	11,150	10,861
10/16	10,597	10,933	10,693
11/16	10,986	11,364	11,304
12/16	11,276	11,577	11,587
1/17	11,475	11,810	11,669
2/17	11,857	12,267	12,089
3/17	11,837	12,275	11,965
4/17	11,881	12,405	11,943
5/17	12,126	12,563	11,931
6/17	12,157	12,651	12,126
7/17	12,411	12,901	12,287
8/17	12,366	12,942	12,144
9/17	12,702	13,217	12,504
10/17	12,977	13,520	12,595
11/17	13,459	13,933	12,980
12/17	13,612	14,088	13,170
1/18	14,171	14,861	13,679
2/18	13,443	14,316	13,026
3/18	13,299	13,991	12,797
4/18	13,355	14,038	12,839
5/18	13,551	14,397	12,915
6/18	13,560	14,490	12,947
7/18	14,247	14,990	13,460
8/18	14,422	15,506	13,659
9/18	14,445	15,565	13,686
10/18	13,615	14,464	12,977
11/18	14,081	14,758	13,364
12/18	12,890	13,414	12,081
1/19	13,797	14,538	13,021
2/19	14,141	15,030	13,438
3/19	14,300	15,292	13,523
4/19	14,899	15,910	14,003
5/19	14,071	14,896	13,102
6/19	15,071	15,942	14,043
7/19	15,400	16,189	14,159
8/19	15,099	15,893	13,743
9/19	15,615	16,168	14,233
10/19	15,695	16,511	14,432
11/19	16,153	17,135	14,878
12/19	16,583	17,629	15,288
1/20	16,208	17,649	14,959
2/20	14,564	16,206	13,510
3/20	12,365	14,065	11,201
4/20	13,599	15,923	12,461
5/20	14,114	16,763	12,888
6/20	14,148	17,134	12,802
7/20	14,950	18,137	13,308
8/20	15,575	19,469	13,858
9/20	15,240	18,757	13,518
10/20	15,166	18,305	13,340
11/20	16,932	20,460	15,135
12/20	17,625	21,325	15,715
1/21	17,372	21,150	15,571
2/21	18,141	21,763	16,512
3/21	18,928	22,586	17,484
4/21	19,710	23,802	18,183
5/21	20,084	23,915	18,607
6/21	19,998	24,514	18,394
7/21	20,278	25,023	18,541
8/21	20,658	25,748	18,909
9/21	19,554	24,565	18,251
10/21	20,872	26,269	19,178
11/21	20,396	25,917	18,502
12/21	21,502	26,967	19,669
1/22	20,948	25,446	19,211
2/22	20,190	24,748	18,988
3/22	20,671	25,583	19,524
4/22	19,486	23,303	18,423
5/22	20,016	23,267	18,781
6/22	18,337	21,319	17,140
7/22	19,558	23,304	18,276
8/22	18,942	22,409	17,732
9/22	17,159	20,336	16,177
10/22	18,671	21,967	17,836
11/22	20,046	23,155	18,950
12/22	19,195	21,809	18,186
1/23	20,396	23,271	19,129
2/23	19,493	22,717	18,454
3/23	19,196	23,436	18,369
4/23	19,628	23,726	18,646
5/23	18,625	23,837	17,927
6/23	19,945	25,447	19,118
7/23	20,713	26,322	19,790
8/23	19,934	25,861	19,256
9/23	19,219	24,646	18,513
10/23	18,536	24,050	17,860
11/23	20,042	26,296	19,207
12/23	21,279	27,595	20,271
1/24	21,347	27,979	20,292
2/24	21,947	29,490	21,041
3/24	22,965	30,436	22,092
4/24	22,043	29,141	21,149
5/24	22,777	30,513	21,819
6/24	22,764	31,523	21,614
7/24	23,816	31,981	22,719
8/24	24,610	32,740	23,328
9/24	24,938	33,440	23,652
10/24	24,691	33,206	23,392

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	33.21%	9.49%	9.46%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 9,053,337,000
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 44,128,000
InvestmentCompanyPortfolioTurnover		16.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$9,053,337 Total Number of Portfolio Holdings65 Portfolio Turnover Rate 16.3% Total Advisory Fees Paid (amount in thousands)$44,128
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.60%
Investment Companies	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000170736
Shareholder Report [Line Items]
Fund Name		Finisterre Emerging Markets Total Return Bond Fund
Class Name		Institutional
Trading Symbol		PFUMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Finisterre Emerging Markets Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.85%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate total returns from current income and capital appreciation. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other fixed-income securities that are tied economically to an emerging market, and in derivatives on such investments. It uses derivatives to enhance return and to hedge and manage investment risks. Main contributors to the absolute Fund performance were sovereign positions in Argentina and Ecuador, whilst the Fund also benefited from positions across Mexico and Egypt. Approximately half the gains came in the last calendar quarter of 2023, led by the broad-based November duration rally and the rally in core rates into December 2023. Over this period, local duration positions particularly in Brazil and Mexico, performed very strongly. These were complimented by some more idiosyncratic stories in sovereign credit positions, notably El Salvador, Ecuador and Argentina. All continued to perform strongly into 2024 as confidence built that the countries were on track to avoid defaults in 2025. Argentina in particular saw strong price action driven by political reform. Most of the 2024 year-to-date period was influenced by markets positioning for the inevitable Fed rate cut, both in terms of timing and magnitude. Detractors from performance over the 12 months were largely limited to structural credit hedges against long emerging market corporate and “income” holdings, which comes as no surprise given the relative strength of risk assets in general.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $14,376	Bloomberg Global Aggregate Bond Index $9,769	JPM CEMBI Broad Diversified Index $13,594
7/16	10,000	10,000	10,000
7/16	9,970	10,046	10,158
8/16	10,150	9,998	10,292
9/16	10,222	10,053	10,307
10/16	10,266	9,774	10,306
11/16	10,061	9,385	10,093
12/16	10,156	9,342	10,172
1/17	10,304	9,447	10,298
2/17	10,525	9,492	10,441
3/17	10,653	9,507	10,474
4/17	10,793	9,614	10,592
5/17	10,830	9,763	10,659
6/17	10,783	9,754	10,681
7/17	10,935	9,918	10,765
8/17	11,113	10,016	10,869
9/17	11,193	9,926	10,907
10/17	11,198	9,888	10,944
11/17	11,244	9,998	10,947
12/17	11,296	10,033	10,981
1/18	11,482	10,153	10,989
2/18	11,372	10,063	10,878
3/18	11,332	10,170	10,858
4/18	11,248	10,007	10,786
5/18	11,181	9,931	10,711
6/18	11,117	9,887	10,666
7/18	11,357	9,870	10,820
8/18	11,222	9,880	10,704
9/18	11,281	9,795	10,805
10/18	11,102	9,686	10,741
11/18	11,085	9,716	10,724
12/18	11,115	9,913	10,801
1/19	11,561	10,063	11,094
2/19	11,672	10,006	11,214
3/19	11,670	10,131	11,357
4/19	11,729	10,101	11,445
5/19	11,763	10,238	11,501
6/19	12,097	10,465	11,754
7/19	12,310	10,436	11,860
8/19	12,253	10,648	11,874
9/19	12,342	10,539	11,949
10/19	12,492	10,610	12,051
11/19	12,448	10,529	12,096
12/19	12,755	10,591	12,214
1/20	12,861	10,726	12,402
2/20	12,648	10,798	12,400
3/20	11,557	10,556	10,972
4/20	11,789	10,763	11,421
5/20	12,417	10,810	11,868
6/20	12,685	10,906	12,195
7/20	13,004	11,254	12,478
8/20	13,049	11,237	12,590
9/20	12,810	11,197	12,529
10/20	12,853	11,207	12,561
11/20	13,329	11,411	12,896
12/20	13,754	11,564	13,085
1/21	13,666	11,463	13,076
2/21	13,627	11,265	13,063
3/21	13,459	11,049	12,980
4/21	13,580	11,188	13,058
5/21	13,755	11,293	13,142
6/21	13,724	11,194	13,252
7/21	13,626	11,343	13,281
8/21	13,738	11,295	13,375
9/21	13,511	11,095	13,285
10/21	13,428	11,068	13,224
11/21	13,149	11,036	13,151
12/21	13,342	11,020	13,204
1/22	13,208	10,794	12,983
2/22	12,758	10,666	12,355
3/22	13,012	10,341	12,040
4/22	12,533	9,775	11,792
5/22	12,578	9,801	11,722
6/22	11,580	9,487	11,363
7/22	11,638	9,688	11,483
8/22	11,689	9,306	11,503
9/22	11,126	8,828	11,063
10/22	11,122	8,767	10,836
11/22	11,943	9,180	11,409
12/22	12,101	9,230	11,585
1/23	12,580	9,533	11,937
2/23	12,313	9,216	11,747
3/23	12,445	9,507	11,844
4/23	12,589	9,549	11,949
5/23	12,593	9,362	11,879
6/23	12,901	9,362	12,007
7/23	13,056	9,426	12,124
8/23	12,848	9,298	12,070
9/23	12,528	9,026	11,976
10/23	12,342	8,918	11,830
11/23	12,991	9,368	12,261
12/23	13,457	9,757	12,637
1/24	13,393	9,622	12,712
2/24	13,514	9,501	12,802
3/24	13,806	9,554	12,930
4/24	13,646	9,313	12,816
5/24	13,761	9,435	13,003
6/24	13,692	9,448	13,124
7/24	13,966	9,709	13,321
8/24	14,254	9,939	13,545
9/24	14,590	10,108	13,712
10/24	14,376	9,769	13,594

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Institutional Shares	16.48%	2.85%	4.47%
Bloomberg Global Aggregate Bond Index	9.55%	-1.64%	-0.28%
JPM CEMBI Broad Diversified Index	14.90%	2.44%	3.77%

Performance Inception Date		Jul. 11, 2016
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Finisterre Emerging Markets Total Return Bond Blended Index. A component of the equally blended benchmark, JPM CEMBI Broad Diversified Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for the Finisterre Emerging Markets Total Return Bond Blended Index are: 33.33% JPM GBI-EM Global Diversified Index; 33.33% JPM EMBI Global Diversified Index; and 33.33% JPM CEMBI Broad Diversified Index.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 660,597,000
Holdings Count | Holding		204
Advisory Fees Paid, Amount		$ 4,127,000
InvestmentCompanyPortfolioTurnover		172.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$660,597 Total Number of Portfolio Holdings204 Portfolio Turnover Rate 172.3% Total Advisory Fees Paid (amount in thousands)$4,127
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.67%
Investment Companies	13.92%
Other Assets and LiabilitiesFootnote Reference*	2.41%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019146
Shareholder Report [Line Items]
Fund Name		Global Emerging Markets Fund
Class Name		Class A
Trading Symbol		PRIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.46%

Expenses Paid, Amount		$ 161
Expense Ratio, Percent		1.46%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund's managers consider “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Asia ex-China region outperformed the Index during the fiscal year, led by gains in Taiwan and South Korea. Within Taiwan, an overweight position to the information technology sector drove outperformance and positive performance in South Korea was attributable to the industrials sector where our defense company, LIG Nex1, was a notable contributor. The Fund also outperformed the Index in China, mostly driven by the consumer discretionary sector. An overweight position to the sector and our holding, JD.com, were the main sources of outperformance. The Latin America region was a notable source of underperformance to the Index during the year and drove overall losses for the Fund. Mexico was the main detractor where the Fund was hurt by an overweight position and negative stock selection in the materials sector. India was the other source of weakness during the year, driven by negative stock selection in the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $12,287	MSCI Emerging Markets Index NTR $14,012
10/14	9,448	10,000
11/14	9,369	9,894
12/14	8,932	9,438
1/15	9,042	9,495
2/15	9,272	9,789
3/15	9,199	9,650
4/15	9,784	10,392
5/15	9,459	9,976
6/15	9,218	9,717
7/15	8,664	9,043
8/15	7,930	8,225
9/15	7,774	7,978
10/15	8,167	8,547
11/15	7,926	8,213
12/15	7,672	8,030
1/16	7,265	7,509
2/16	7,081	7,497
3/16	7,929	8,489
4/16	7,925	8,535
5/16	7,672	8,217
6/16	8,009	8,545
7/16	8,408	8,975
8/16	8,584	9,198
9/16	8,753	9,317
10/16	8,718	9,339
11/16	8,343	8,909
12/16	8,313	8,929
1/17	8,906	9,417
2/17	9,091	9,705
3/17	9,351	9,950
4/17	9,517	10,168
5/17	9,734	10,469
6/17	9,958	10,574
7/17	10,756	11,205
8/17	11,034	11,455
9/17	11,050	11,409
10/17	11,290	11,809
11/17	11,321	11,833
12/17	11,700	12,258
1/18	12,797	13,279
2/18	12,137	12,667
3/18	12,016	12,431
4/18	11,715	12,376
5/18	11,407	11,938
6/18	10,829	11,442
7/18	10,938	11,693
8/18	10,450	11,377
9/18	10,391	11,316
10/18	9,384	10,331
11/18	9,606	10,757
12/18	9,229	10,472
1/19	9,965	11,389
2/19	9,905	11,414
3/19	10,066	11,510
4/19	10,307	11,752
5/19	9,507	10,900
6/19	10,122	11,580
7/19	9,848	11,438
8/19	9,583	10,881
9/19	9,724	11,088
10/19	10,062	11,556
11/19	10,086	11,540
12/19	10,818	12,401
1/20	10,297	11,823
2/20	9,879	11,199
3/20	8,180	9,474
4/20	8,945	10,342
5/20	9,164	10,421
6/20	9,780	11,187
7/20	10,727	12,187
8/20	11,037	12,457
9/20	10,896	12,257
10/20	11,152	12,509
11/20	11,991	13,666
12/20	12,909	14,671
1/21	13,476	15,121
2/21	13,645	15,236
3/21	13,534	15,006
4/21	13,807	15,380
5/21	14,084	15,737
6/21	14,258	15,764
7/21	13,418	14,703
8/21	13,629	15,088
9/21	13,016	14,488
10/21	13,190	14,631
11/21	12,602	14,035
12/21	12,964	14,298
1/22	12,751	14,027
2/22	11,885	13,608
3/22	11,449	13,301
4/22	10,872	12,561
5/22	10,961	12,616
6/22	10,295	11,778
7/22	10,233	11,749
8/22	10,153	11,798
9/22	9,144	10,415
10/22	8,909	10,091
11/22	10,286	11,588
12/22	9,997	11,425
1/23	10,859	12,328
2/23	10,163	11,528
3/23	10,495	11,877
4/23	10,392	11,743
5/23	10,275	11,546
6/23	10,796	11,984
7/23	11,326	12,730
8/23	10,774	11,946
9/23	10,468	11,633
10/23	10,186	11,181
11/23	10,899	12,076
12/23	11,249	12,548
1/24	10,906	11,966
2/24	11,390	12,535
3/24	11,720	12,845
4/24	11,651	12,903
5/24	11,697	12,976
6/24	12,159	13,488
7/24	12,081	13,528
8/24	12,085	13,746
9/24	12,758	14,664
10/24	12,287	14,012

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	20.63%	4.08%	2.66%
Class A Shares Including Sales Charge	14.00%	2.90%	2.08%
MSCI Emerging Markets Index NTR	25.31%	3.93%	3.43%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,421,190,000
Holdings Count | Holding		134
Advisory Fees Paid, Amount		$ 4,058,000
InvestmentCompanyPortfolioTurnover		28.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,421,190 Total Number of Portfolio Holdings134 Portfolio Turnover Rate 28.5% Total Advisory Fees Paid (amount in thousands)$4,058
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.86%
Investment Companies	4.36%
Preferred Stocks	0.97%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019145
Shareholder Report [Line Items]
Fund Name		Global Emerging Markets Fund
Class Name		Class J
Trading Symbol		PIEJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$145	1.31%

Expenses Paid, Amount		$ 145
Expense Ratio, Percent		1.31%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund's managers consider “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Asia ex-China region outperformed the Index during the fiscal year, led by gains in Taiwan and South Korea. Within Taiwan, an overweight position to the information technology sector drove outperformance and positive performance in South Korea was attributable to the industrials sector where our defense company, LIG Nex1, was a notable contributor. The Fund also outperformed the Index in China, mostly driven by the consumer discretionary sector. An overweight position to the sector and our holding, JD.com, were the main sources of outperformance. The Latin America region was a notable source of underperformance to the Index during the year and drove overall losses for the Fund. Mexico was the main detractor where the Fund was hurt by an overweight position and negative stock selection in the materials sector. India was the other source of weakness during the year, driven by negative stock selection in the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $13,188	MSCI Emerging Markets Index NTR $14,012
10/14	10,000	10,000
11/14	9,917	9,894
12/14	9,455	9,438
1/15	9,577	9,495
2/15	9,816	9,789
3/15	9,740	9,650
4/15	10,362	10,392
5/15	10,018	9,976
6/15	9,761	9,717
7/15	9,174	9,043
8/15	8,401	8,225
9/15	8,233	7,978
10/15	8,653	8,547
11/15	8,397	8,213
12/15	8,130	8,030
1/16	7,700	7,509
2/16	7,506	7,497
3/16	8,404	8,489
4/16	8,404	8,535
5/16	8,134	8,217
6/16	8,489	8,545
7/16	8,915	8,975
8/16	9,104	9,198
9/16	9,281	9,317
10/16	9,248	9,339
11/16	8,847	8,909
12/16	8,818	8,929
1/17	9,449	9,417
2/17	9,646	9,705
3/17	9,923	9,950
4/17	10,102	10,168
5/17	10,332	10,469
6/17	10,571	10,574
7/17	11,420	11,205
8/17	11,714	11,455
9/17	11,731	11,409
10/17	11,987	11,809
11/17	12,016	11,833
12/17	12,424	12,258
1/18	13,587	13,279
2/18	12,889	12,667
3/18	12,760	12,431
4/18	12,441	12,376
5/18	12,118	11,938
6/18	11,502	11,442
7/18	11,623	11,693
8/18	11,101	11,377
9/18	11,041	11,316
10/18	9,973	10,331
11/18	10,210	10,757
12/18	9,809	10,472
1/19	10,596	11,389
2/19	10,529	11,414
3/19	10,703	11,510
4/19	10,956	11,752
5/19	10,111	10,900
6/19	10,765	11,580
7/19	10,480	11,438
8/19	10,200	10,881
9/19	10,347	11,088
10/19	10,711	11,556
11/19	10,734	11,540
12/19	11,520	12,401
1/20	10,961	11,823
2/20	10,521	11,199
3/20	8,714	9,474
4/20	9,530	10,342
5/20	9,764	10,421
6/20	10,424	11,187
7/20	11,428	12,187
8/20	11,763	12,457
9/20	11,612	12,257
10/20	11,891	12,509
11/20	12,785	13,666
12/20	13,764	14,671
1/21	14,371	15,121
2/21	14,560	15,236
3/21	14,440	15,006
4/21	14,734	15,380
5/21	15,033	15,737
6/21	15,217	15,764
7/21	14,325	14,703
8/21	14,555	15,088
9/21	13,898	14,488
10/21	14,086	14,631
11/21	13,461	14,035
12/21	13,854	14,298
1/22	13,626	14,027
2/22	12,699	13,608
3/22	12,238	13,301
4/22	11,623	12,561
5/22	11,722	12,616
6/22	11,008	11,778
7/22	10,944	11,749
8/22	10,859	11,798
9/22	9,783	10,415
10/22	9,535	10,091
11/22	11,008	11,588
12/22	10,698	11,425
1/23	11,622	12,328
2/23	10,884	11,528
3/23	11,240	11,877
4/23	11,130	11,743
5/23	11,004	11,546
6/23	11,562	11,984
7/23	12,135	12,730
8/23	11,542	11,946
9/23	11,215	11,633
10/23	10,914	11,181
11/23	11,682	12,076
12/23	12,059	12,548
1/24	11,690	11,966
2/24	12,213	12,535
3/24	12,567	12,845
4/24	12,495	12,903
5/24	12,547	12,976
6/24	13,039	13,488
7/24	12,962	13,528
8/24	12,967	13,746
9/24	13,691	14,664
10/24	13,188	14,012

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	20.84%	4.25%	2.81%
Class J Shares Including Sales Charge	19.84%	4.25%	2.81%
MSCI Emerging Markets Index NTR	25.31%	3.93%	3.43%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,421,190,000
Holdings Count | Holding		134
Advisory Fees Paid, Amount		$ 4,058,000
InvestmentCompanyPortfolioTurnover		28.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,421,190 Total Number of Portfolio Holdings134 Portfolio Turnover Rate 28.5% Total Advisory Fees Paid (amount in thousands)$4,058
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.86%
Investment Companies	4.36%
Preferred Stocks	0.97%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019144
Shareholder Report [Line Items]
Fund Name		Global Emerging Markets Fund
Class Name		Institutional
Trading Symbol		PIEIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$123	1.11%

Expenses Paid, Amount		$ 123
Expense Ratio, Percent		1.11%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund's managers consider “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Asia ex-China region outperformed the Index during the fiscal year, led by gains in Taiwan and South Korea. Within Taiwan, an overweight position to the information technology sector drove outperformance and positive performance in South Korea was attributable to the industrials sector where our defense company, LIG Nex1, was a notable contributor. The Fund also outperformed the Index in China, mostly driven by the consumer discretionary sector. An overweight position to the sector and our holding, JD.com, were the main sources of outperformance. The Latin America region was a notable source of underperformance to the Index during the year and drove overall losses for the Fund. Mexico was the main detractor where the Fund was hurt by an overweight position and negative stock selection in the materials sector. India was the other source of weakness during the year, driven by negative stock selection in the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $13,492	MSCI Emerging Markets Index NTR $14,012
10/14	10,000	10,000
11/14	9,920	9,894
12/14	9,460	9,438
1/15	9,587	9,495
2/15	9,832	9,789
3/15	9,759	9,650
4/15	10,384	10,392
5/15	10,041	9,976
6/15	9,787	9,717
7/15	9,202	9,043
8/15	8,429	8,225
9/15	8,266	7,978
10/15	8,687	8,547
11/15	8,438	8,213
12/15	8,171	8,030
1/16	7,738	7,509
2/16	7,548	7,497
3/16	8,452	8,489
4/16	8,456	8,535
5/16	8,188	8,217
6/16	8,547	8,545
7/16	8,976	8,975
8/16	9,170	9,198
9/16	9,351	9,317
10/16	9,318	9,339
11/16	8,918	8,909
12/16	8,891	8,929
1/17	9,527	9,417
2/17	9,728	9,705
3/17	10,008	9,950
4/17	10,193	10,168
5/17	10,427	10,469
6/17	10,670	10,574
7/17	11,528	11,205
8/17	11,829	11,455
9/17	11,846	11,409
10/17	12,106	11,809
11/17	12,139	11,833
12/17	12,552	12,258
1/18	13,729	13,279
2/18	13,026	12,667
3/18	12,899	12,431
4/18	12,577	12,376
5/18	12,251	11,938
6/18	11,632	11,442
7/18	11,755	11,693
8/18	11,234	11,377
9/18	11,171	11,316
10/18	10,095	10,331
11/18	10,336	10,757
12/18	9,933	10,472
1/19	10,731	11,389
2/19	10,665	11,414
3/19	10,840	11,510
4/19	11,103	11,752
5/19	10,245	10,900
6/19	10,911	11,580
7/19	10,621	11,438
8/19	10,337	10,881
9/19	10,490	11,088
10/19	10,862	11,556
11/19	10,884	11,540
12/19	11,682	12,401
1/20	11,121	11,823
2/20	10,674	11,199
3/20	8,843	9,474
4/20	9,670	10,342
5/20	9,910	10,421
6/20	10,579	11,187
7/20	11,605	12,187
8/20	11,944	12,457
9/20	11,795	12,257
10/20	12,080	12,509
11/20	12,988	13,666
12/20	13,985	14,671
1/21	14,602	15,121
2/21	14,793	15,236
3/21	14,679	15,006
4/21	14,979	15,380
5/21	15,283	15,737
6/21	15,474	15,764
7/21	14,566	14,703
8/21	14,802	15,088
9/21	14,139	14,488
10/21	14,334	14,631
11/21	13,699	14,035
12/21	14,099	14,298
1/22	13,869	14,027
2/22	12,929	13,608
3/22	12,459	13,301
4/22	11,833	12,561
5/22	11,936	12,616
6/22	11,216	11,778
7/22	11,148	11,749
8/22	11,064	11,798
9/22	9,968	10,415
10/22	9,719	10,091
11/22	11,221	11,588
12/22	10,905	11,425
1/23	11,854	12,328
2/23	11,099	11,528
3/23	11,466	11,877
4/23	11,352	11,743
5/23	11,228	11,546
6/23	11,799	11,984
7/23	12,385	12,730
8/23	11,784	11,946
9/23	11,451	11,633
10/23	11,143	11,181
11/23	11,933	12,076
12/23	12,319	12,548
1/24	11,948	11,966
2/24	12,481	12,535
3/24	12,847	12,845
4/24	12,766	12,903
5/24	12,821	12,976
6/24	13,329	13,488
7/24	13,253	13,528
8/24	13,258	13,746
9/24	14,005	14,664
10/24	13,492	14,012

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	21.07%	4.43%	3.04%
MSCI Emerging Markets Index NTR	25.31%	3.93%	3.43%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,421,190,000
Holdings Count | Holding		134
Advisory Fees Paid, Amount		$ 4,058,000
InvestmentCompanyPortfolioTurnover		28.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,421,190 Total Number of Portfolio Holdings134 Portfolio Turnover Rate 28.5% Total Advisory Fees Paid (amount in thousands)$4,058
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.86%
Investment Companies	4.36%
Preferred Stocks	0.97%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019143
Shareholder Report [Line Items]
Fund Name		Global Emerging Markets Fund
Class Name		R-1
Trading Symbol		PIXEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$213	1.94%

Expenses Paid, Amount		$ 213
Expense Ratio, Percent		1.94%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund's managers consider “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Asia ex-China region outperformed the Index during the fiscal year, led by gains in Taiwan and South Korea. Within Taiwan, an overweight position to the information technology sector drove outperformance and positive performance in South Korea was attributable to the industrials sector where our defense company, LIG Nex1, was a notable contributor. The Fund also outperformed the Index in China, mostly driven by the consumer discretionary sector. An overweight position to the sector and our holding, JD.com, were the main sources of outperformance. The Latin America region was a notable source of underperformance to the Index during the year and drove overall losses for the Fund. Mexico was the main detractor where the Fund was hurt by an overweight position and negative stock selection in the materials sector. India was the other source of weakness during the year, driven by negative stock selection in the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $12,423	MSCI Emerging Markets Index NTR $14,012
10/14	10,000	10,000
11/14	9,911	9,894
12/14	9,446	9,438
1/15	9,564	9,495
2/15	9,801	9,789
3/15	9,724	9,650
4/15	10,337	10,392
5/15	9,989	9,976
6/15	9,732	9,717
7/15	9,144	9,043
8/15	8,367	8,225
9/15	8,200	7,978
10/15	8,612	8,547
11/15	8,355	8,213
12/15	8,085	8,030
1/16	7,652	7,509
2/16	7,456	7,497
3/16	8,347	8,489
4/16	8,343	8,535
5/16	8,073	8,217
6/16	8,424	8,545
7/16	8,841	8,975
8/16	9,025	9,198
9/16	9,197	9,317
10/16	9,160	9,339
11/16	8,760	8,909
12/16	8,725	8,929
1/17	9,341	9,417
2/17	9,534	9,705
3/17	9,801	9,950
4/17	9,973	10,168
5/17	10,195	10,469
6/17	10,429	10,574
7/17	11,259	11,205
8/17	11,542	11,455
9/17	11,554	11,409
10/17	11,801	11,809
11/17	11,825	11,833
12/17	12,218	12,258
1/18	13,357	13,279
2/18	12,664	12,667
3/18	12,532	12,431
4/18	12,210	12,376
5/18	11,888	11,938
6/18	11,278	11,442
7/18	11,389	11,693
8/18	10,878	11,377
9/18	10,808	11,316
10/18	9,760	10,331
11/18	9,983	10,757
12/18	9,587	10,472
1/19	10,352	11,389
2/19	10,284	11,414
3/19	10,445	11,510
4/19	10,690	11,752
5/19	9,858	10,900
6/19	10,495	11,580
7/19	10,208	11,438
8/19	9,930	10,881
9/19	10,065	11,088
10/19	10,415	11,556
11/19	10,432	11,540
12/19	11,185	12,401
1/20	10,641	11,823
2/20	10,209	11,199
3/20	8,447	9,474
4/20	9,237	10,342
5/20	9,458	10,421
6/20	10,092	11,187
7/20	11,060	12,187
8/20	11,375	12,457
9/20	11,228	12,257
10/20	11,487	12,509
11/20	12,347	13,666
12/20	13,284	14,671
1/21	13,863	15,121
2/21	14,035	15,236
3/21	13,919	15,006
4/21	14,191	15,380
5/21	14,471	15,737
6/21	14,644	15,764
7/21	13,776	14,703
8/21	13,988	15,088
9/21	13,353	14,488
10/21	13,526	14,631
11/21	12,921	14,035
12/21	13,288	14,298
1/22	13,061	14,027
2/22	12,170	13,608
3/22	11,722	13,301
4/22	11,126	12,561
5/22	11,214	12,616
6/22	10,526	11,778
7/22	10,456	11,749
8/22	10,373	11,798
9/22	9,339	10,415
10/22	9,099	10,091
11/22	10,498	11,588
12/22	10,201	11,425
1/23	11,075	12,328
2/23	10,364	11,528
3/23	10,698	11,877
4/23	10,587	11,743
5/23	10,461	11,546
6/23	10,987	11,984
7/23	11,526	12,730
8/23	10,954	11,946
9/23	10,643	11,633
10/23	10,350	11,181
11/23	11,070	12,076
12/23	11,420	12,548
1/24	11,066	11,966
2/24	11,556	12,535
3/24	11,886	12,845
4/24	11,806	12,903
5/24	11,853	12,976
6/24	12,310	13,488
7/24	12,230	13,528
8/24	12,230	13,746
9/24	12,908	14,664
10/24	12,423	14,012

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	20.03%	3.59%	2.19%
MSCI Emerging Markets Index NTR	25.31%	3.93%	3.43%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,421,190,000
Holdings Count | Holding		134
Advisory Fees Paid, Amount		$ 4,058,000
InvestmentCompanyPortfolioTurnover		28.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,421,190 Total Number of Portfolio Holdings134 Portfolio Turnover Rate 28.5% Total Advisory Fees Paid (amount in thousands)$4,058
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.86%
Investment Companies	4.36%
Preferred Stocks	0.97%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019140
Shareholder Report [Line Items]
Fund Name		Global Emerging Markets Fund
Class Name		R-3
Trading Symbol		PEAPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$180	1.63%

Expenses Paid, Amount		$ 180
Expense Ratio, Percent		1.63%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund's managers consider “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Asia ex-China region outperformed the Index during the fiscal year, led by gains in Taiwan and South Korea. Within Taiwan, an overweight position to the information technology sector drove outperformance and positive performance in South Korea was attributable to the industrials sector where our defense company, LIG Nex1, was a notable contributor. The Fund also outperformed the Index in China, mostly driven by the consumer discretionary sector. An overweight position to the sector and our holding, JD.com, were the main sources of outperformance. The Latin America region was a notable source of underperformance to the Index during the year and drove overall losses for the Fund. Mexico was the main detractor where the Fund was hurt by an overweight position and negative stock selection in the materials sector. India was the other source of weakness during the year, driven by negative stock selection in the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $12,820	MSCI Emerging Markets Index NTR $14,012
10/14	10,000	10,000
11/14	9,915	9,894
12/14	9,451	9,438
1/15	9,574	9,495
2/15	9,816	9,789
3/15	9,738	9,650
4/15	10,356	10,392
5/15	10,008	9,976
6/15	9,754	9,717
7/15	9,165	9,043
8/15	8,391	8,225
9/15	8,223	7,978
10/15	8,640	8,547
11/15	8,387	8,213
12/15	8,115	8,030
1/16	7,684	7,509
2/16	7,491	7,497
3/16	8,386	8,489
4/16	8,386	8,535
5/16	8,115	8,217
6/16	8,468	8,545
7/16	8,891	8,975
8/16	9,080	9,198
9/16	9,256	9,317
10/16	9,219	9,339
11/16	8,817	8,909
12/16	8,784	8,929
1/17	9,413	9,417
2/17	9,608	9,705
3/17	9,877	9,950
4/17	10,055	10,168
5/17	10,283	10,469
6/17	10,519	10,574
7/17	11,355	11,205
8/17	11,649	11,455
9/17	11,661	11,409
10/17	11,914	11,809
11/17	11,943	11,833
12/17	12,343	12,258
1/18	13,494	13,279
2/18	12,798	12,667
3/18	12,669	12,431
4/18	12,347	12,376
5/18	12,022	11,938
6/18	11,413	11,442
7/18	11,526	11,693
8/18	11,009	11,377
9/18	10,946	11,316
10/18	9,883	10,331
11/18	10,116	10,757
12/18	9,715	10,472
1/19	10,490	11,389
2/19	10,426	11,414
3/19	10,593	11,510
4/19	10,845	11,752
5/19	10,002	10,900
6/19	10,648	11,580
7/19	10,362	11,438
8/19	10,079	10,881
9/19	10,225	11,088
10/19	10,580	11,556
11/19	10,601	11,540
12/19	11,370	12,401
1/20	10,821	11,823
2/20	10,381	11,199
3/20	8,597	9,474
4/20	9,397	10,342
5/20	9,626	10,421
6/20	10,276	11,187
7/20	11,265	12,187
8/20	11,590	12,457
9/20	11,436	12,257
10/20	11,709	12,509
11/20	12,588	13,666
12/20	13,546	14,671
1/21	14,139	15,121
2/21	14,320	15,236
3/21	14,201	15,006
4/21	14,482	15,380
5/21	14,777	15,737
6/21	14,953	15,764
7/21	14,073	14,703
8/21	14,293	15,088
9/21	13,647	14,488
10/21	13,827	14,631
11/21	13,212	14,035
12/21	13,589	14,298
1/22	13,363	14,027
2/22	12,453	13,608
3/22	11,996	13,301
4/22	11,388	12,561
5/22	11,482	12,616
6/22	10,785	11,778
7/22	10,714	11,749
8/22	10,634	11,798
9/22	9,573	10,415
10/22	9,328	10,091
11/22	10,771	11,588
12/22	10,463	11,425
1/23	11,367	12,328
2/23	10,639	11,528
3/23	10,986	11,877
4/23	10,872	11,743
5/23	10,748	11,546
6/23	11,291	11,984
7/23	11,843	12,730
8/23	11,262	11,946
9/23	10,943	11,633
10/23	10,644	11,181
11/23	11,391	12,076
12/23	11,751	12,548
1/24	11,392	11,966
2/24	11,896	12,535
3/24	12,239	12,845
4/24	12,162	12,903
5/24	12,210	12,976
6/24	12,689	13,488
7/24	12,612	13,528
8/24	12,612	13,746
9/24	13,314	14,664
10/24	12,820	14,012

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	20.45%	3.92%	2.52%
MSCI Emerging Markets Index NTR	25.31%	3.93%	3.43%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,421,190,000
Holdings Count | Holding		134
Advisory Fees Paid, Amount		$ 4,058,000
InvestmentCompanyPortfolioTurnover		28.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,421,190 Total Number of Portfolio Holdings134 Portfolio Turnover Rate 28.5% Total Advisory Fees Paid (amount in thousands)$4,058
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.86%
Investment Companies	4.36%
Preferred Stocks	0.97%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019141
Shareholder Report [Line Items]
Fund Name		Global Emerging Markets Fund
Class Name		R-4
Trading Symbol		PESSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$159	1.44%

Expenses Paid, Amount		$ 159
Expense Ratio, Percent		1.44%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund's managers consider “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Asia ex-China region outperformed the Index during the fiscal year, led by gains in Taiwan and South Korea. Within Taiwan, an overweight position to the information technology sector drove outperformance and positive performance in South Korea was attributable to the industrials sector where our defense company, LIG Nex1, was a notable contributor. The Fund also outperformed the Index in China, mostly driven by the consumer discretionary sector. An overweight position to the sector and our holding, JD.com, were the main sources of outperformance. The Latin America region was a notable source of underperformance to the Index during the year and drove overall losses for the Fund. Mexico was the main detractor where the Fund was hurt by an overweight position and negative stock selection in the materials sector. India was the other source of weakness during the year, driven by negative stock selection in the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $13,062	MSCI Emerging Markets Index NTR $14,012
10/14	10,000	10,000
11/14	9,915	9,894
12/14	9,454	9,438
1/15	9,577	9,495
2/15	9,818	9,789
3/15	9,744	9,650
4/15	10,365	10,392
5/15	10,022	9,976
6/15	9,764	9,717
7/15	9,177	9,043
8/15	8,405	8,225
9/15	8,238	7,978
10/15	8,658	8,547
11/15	8,401	8,213
12/15	8,134	8,030
1/16	7,704	7,509
2/16	7,511	7,497
3/16	8,408	8,489
4/16	8,408	8,535
5/16	8,138	8,217
6/16	8,494	8,545
7/16	8,921	8,975
8/16	9,109	9,198
9/16	9,285	9,317
10/16	9,252	9,339
11/16	8,851	8,909
12/16	8,822	8,929
1/17	9,451	9,417
2/17	9,646	9,705
3/17	9,923	9,950
4/17	10,101	10,168
5/17	10,329	10,469
6/17	10,569	10,574
7/17	11,414	11,205
8/17	11,708	11,455
9/17	11,725	11,409
10/17	11,982	11,809
11/17	12,011	11,833
12/17	12,419	12,258
1/18	13,577	13,279
2/18	12,879	12,667
3/18	12,749	12,431
4/18	12,432	12,376
5/18	12,106	11,938
6/18	11,492	11,442
7/18	11,609	11,693
8/18	11,090	11,377
9/18	11,024	11,316
10/18	9,958	10,331
11/18	10,192	10,757
12/18	9,793	10,472
1/19	10,575	11,389
2/19	10,511	11,414
3/19	10,678	11,510
4/19	10,936	11,752
5/19	10,089	10,900
6/19	10,743	11,580
7/19	10,455	11,438
8/19	10,171	10,881
9/19	10,317	11,088
10/19	10,683	11,556
11/19	10,704	11,540
12/19	11,480	12,401
1/20	10,924	11,823
2/20	10,487	11,199
3/20	8,681	9,474
4/20	9,493	10,342
5/20	9,727	10,421
6/20	10,381	11,187
7/20	11,383	12,187
8/20	11,714	12,457
9/20	11,564	12,257
10/20	11,842	12,509
11/20	12,730	13,666
12/20	13,703	14,671
1/21	14,308	15,121
2/21	14,490	15,236
3/21	14,375	15,006
4/21	14,662	15,380
5/21	14,958	15,737
6/21	15,140	15,764
7/21	14,251	14,703
8/21	14,476	15,088
9/21	13,826	14,488
10/21	14,012	14,631
11/21	13,389	14,035
12/21	13,776	14,298
1/22	13,548	14,027
2/22	12,626	13,608
3/22	12,165	13,301
4/22	11,553	12,561
5/22	11,648	12,616
6/22	10,940	11,778
7/22	10,873	11,749
8/22	10,788	11,798
9/22	9,719	10,415
10/22	9,472	10,091
11/22	10,930	11,588
12/22	10,628	11,425
1/23	11,546	12,328
2/23	10,806	11,528
3/23	11,157	11,877
4/23	11,046	11,743
5/23	10,921	11,546
6/23	11,478	11,984
7/23	12,040	12,730
8/23	11,450	11,946
9/23	11,128	11,633
10/23	10,825	11,181
11/23	11,589	12,076
12/23	11,957	12,548
1/24	11,590	11,966
2/24	12,109	12,535
3/24	12,461	12,845
4/24	12,382	12,903
5/24	12,436	12,976
6/24	12,920	13,488
7/24	12,842	13,528
8/24	12,847	13,746
9/24	13,565	14,664
10/24	13,062	14,012

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	20.66%	4.10%	2.71%
MSCI Emerging Markets Index NTR	25.31%	3.93%	3.43%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,421,190,000
Holdings Count | Holding		134
Advisory Fees Paid, Amount		$ 4,058,000
InvestmentCompanyPortfolioTurnover		28.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,421,190 Total Number of Portfolio Holdings134 Portfolio Turnover Rate 28.5% Total Advisory Fees Paid (amount in thousands)$4,058
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.86%
Investment Companies	4.36%
Preferred Stocks	0.97%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019142
Shareholder Report [Line Items]
Fund Name		Global Emerging Markets Fund
Class Name		R-5
Trading Symbol		PEPSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$146	1.32%

Expenses Paid, Amount		$ 146
Expense Ratio, Percent		1.32%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund's managers consider “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Asia ex-China region outperformed the Index during the fiscal year, led by gains in Taiwan and South Korea. Within Taiwan, an overweight position to the information technology sector drove outperformance and positive performance in South Korea was attributable to the industrials sector where our defense company, LIG Nex1, was a notable contributor. The Fund also outperformed the Index in China, mostly driven by the consumer discretionary sector. An overweight position to the sector and our holding, JD.com, were the main sources of outperformance. The Latin America region was a notable source of underperformance to the Index during the year and drove overall losses for the Fund. Mexico was the main detractor where the Fund was hurt by an overweight position and negative stock selection in the materials sector. India was the other source of weakness during the year, driven by negative stock selection in the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $13,214	MSCI Emerging Markets Index NTR $14,012
10/14	10,000	10,000
11/14	9,916	9,894
12/14	9,458	9,438
1/15	9,580	9,495
2/15	9,821	9,789
3/15	9,748	9,650
4/15	10,371	10,392
5/15	10,025	9,976
6/15	9,772	9,717
7/15	9,185	9,043
8/15	8,410	8,225
9/15	8,247	7,978
10/15	8,667	8,547
11/15	8,410	8,213
12/15	8,146	8,030
1/16	7,715	7,509
2/16	7,522	7,497
3/16	8,424	8,489
4/16	8,420	8,535
5/16	8,154	8,217
6/16	8,511	8,545
7/16	8,937	8,975
8/16	9,130	9,198
9/16	9,306	9,317
10/16	9,273	9,339
11/16	8,876	8,909
12/16	8,845	8,929
1/17	9,476	9,417
2/17	9,675	9,705
3/17	9,949	9,950
4/17	10,131	10,168
5/17	10,364	10,469
6/17	10,600	10,574
7/17	11,450	11,205
8/17	11,749	11,455
9/17	11,766	11,409
10/17	12,023	11,809
11/17	12,056	11,833
12/17	12,462	12,258
1/18	13,631	13,279
2/18	12,927	12,667
3/18	12,801	12,431
4/18	12,483	12,376
5/18	12,156	11,938
6/18	11,540	11,442
7/18	11,657	11,693
8/18	11,138	11,377
9/18	11,075	11,316
10/18	10,002	10,331
11/18	10,237	10,757
12/18	9,839	10,472
1/19	10,625	11,389
2/19	10,561	11,414
3/19	10,734	11,510
4/19	10,993	11,752
5/19	10,141	10,900
6/19	10,798	11,580
7/19	10,509	11,438
8/19	10,228	10,881
9/19	10,375	11,088
10/19	10,742	11,556
11/19	10,764	11,540
12/19	11,548	12,401
1/20	10,992	11,823
2/20	10,551	11,199
3/20	8,736	9,474
4/20	9,554	10,342
5/20	9,790	10,421
6/20	10,449	11,187
7/20	11,459	12,187
8/20	11,793	12,457
9/20	11,646	12,257
10/20	11,922	12,509
11/20	12,821	13,666
12/20	13,799	14,671
1/21	14,410	15,121
2/21	14,598	15,236
3/21	14,482	15,006
4/21	14,772	15,380
5/21	15,070	15,737
6/21	15,258	15,764
7/21	14,361	14,703
8/21	14,593	15,088
9/21	13,937	14,488
10/21	14,125	14,631
11/21	13,500	14,035
12/21	13,891	14,298
1/22	13,661	14,027
2/22	12,735	13,608
3/22	12,270	13,301
4/22	11,651	12,561
5/22	11,752	12,616
6/22	11,037	11,778
7/22	10,970	11,749
8/22	10,888	11,798
9/22	9,809	10,415
10/22	9,560	10,091
11/22	11,037	11,588
12/22	10,729	11,425
1/23	11,657	12,328
2/23	10,909	11,528
3/23	11,268	11,877
4/23	11,157	11,743
5/23	11,035	11,546
6/23	11,594	11,984
7/23	12,162	12,730
8/23	11,570	11,946
9/23	11,244	11,633
10/23	10,938	11,181
11/23	11,710	12,076
12/23	12,087	12,548
1/24	11,716	11,966
2/24	12,240	12,535
3/24	12,596	12,845
4/24	12,522	12,903
5/24	12,571	12,976
6/24	13,066	13,488
7/24	12,992	13,528
8/24	12,997	13,746
9/24	13,724	14,664
10/24	13,214	14,012

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	20.81%	4.23%	2.83%
MSCI Emerging Markets Index NTR	25.31%	3.93%	3.43%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,421,190,000
Holdings Count | Holding		134
Advisory Fees Paid, Amount		$ 4,058,000
InvestmentCompanyPortfolioTurnover		28.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,421,190 Total Number of Portfolio Holdings134 Portfolio Turnover Rate 28.5% Total Advisory Fees Paid (amount in thousands)$4,058
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.86%
Investment Companies	4.36%
Preferred Stocks	0.97%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000175481
Shareholder Report [Line Items]
Fund Name		Global Emerging Markets Fund
Class Name		R-6
Trading Symbol		PIIMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$113	1.02%

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund's managers consider “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Asia ex-China region outperformed the Index during the fiscal year, led by gains in Taiwan and South Korea. Within Taiwan, an overweight position to the information technology sector drove outperformance and positive performance in South Korea was attributable to the industrials sector where our defense company, LIG Nex1, was a notable contributor. The Fund also outperformed the Index in China, mostly driven by the consumer discretionary sector. An overweight position to the sector and our holding, JD.com, were the main sources of outperformance. The Latin America region was a notable source of underperformance to the Index during the year and drove overall losses for the Fund. Mexico was the main detractor where the Fund was hurt by an overweight position and negative stock selection in the materials sector. India was the other source of weakness during the year, driven by negative stock selection in the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $13,425	MSCI Emerging Markets Index NTR $14,012
10/14	10,000	10,000
11/14	9,915	9,894
12/14	9,451	9,438
1/15	9,574	9,495
2/15	9,816	9,789
3/15	9,738	9,650
4/15	10,356	10,392
5/15	10,008	9,976
6/15	9,754	9,717
7/15	9,165	9,043
8/15	8,391	8,225
9/15	8,223	7,978
10/15	8,640	8,547
11/15	8,387	8,213
12/15	8,115	8,030
1/16	7,684	7,509
2/16	7,491	7,497
3/16	8,386	8,489
4/16	8,386	8,535
5/16	8,115	8,217
6/16	8,468	8,545
7/16	8,891	8,975
8/16	9,080	9,198
9/16	9,256	9,317
10/16	9,219	9,339
11/16	8,821	8,909
12/16	8,792	8,929
1/17	9,422	9,417
2/17	9,620	9,705
3/17	9,898	9,950
4/17	10,076	10,168
5/17	10,307	10,469
6/17	10,547	10,574
7/17	11,396	11,205
8/17	11,698	11,455
9/17	11,715	11,409
10/17	11,976	11,809
11/17	12,009	11,833
12/17	12,417	12,258
1/18	13,586	13,279
2/18	12,891	12,667
3/18	12,765	12,431
4/18	12,446	12,376
5/18	12,128	11,938
6/18	11,516	11,442
7/18	11,638	11,693
8/18	11,122	11,377
9/18	11,059	11,316
10/18	9,991	10,331
11/18	10,234	10,757
12/18	9,832	10,472
1/19	10,626	11,389
2/19	10,561	11,414
3/19	10,734	11,510
4/19	10,995	11,752
5/19	10,149	10,900
6/19	10,799	11,580
7/19	10,513	11,438
8/19	10,236	10,881
9/19	10,387	11,088
10/19	10,756	11,556
11/19	10,782	11,540
12/19	11,570	12,401
1/20	11,015	11,823
2/20	10,576	11,199
3/20	8,758	9,474
4/20	9,582	10,342
5/20	9,819	10,421
6/20	10,486	11,187
7/20	11,503	12,187
8/20	11,839	12,457
9/20	11,691	12,257
10/20	11,973	12,509
11/20	12,877	13,666
12/20	13,867	14,671
1/21	14,479	15,121
2/21	14,668	15,236
3/21	14,556	15,006
4/21	14,853	15,380
5/21	15,159	15,737
6/21	15,347	15,764
7/21	14,452	14,703
8/21	14,682	15,088
9/21	14,029	14,488
10/21	14,223	14,631
11/21	13,593	14,035
12/21	13,992	14,298
1/22	13,764	14,027
2/22	12,832	13,608
3/22	12,366	13,301
4/22	11,749	12,561
5/22	11,851	12,616
6/22	11,138	11,778
7/22	11,070	11,749
8/22	10,987	11,798
9/22	9,900	10,415
10/22	9,652	10,091
11/22	11,147	11,588
12/22	10,834	11,425
1/23	11,776	12,328
2/23	11,027	11,528
3/23	11,392	11,877
4/23	11,283	11,743
5/23	11,160	11,546
6/23	11,732	11,984
7/23	12,314	12,730
8/23	11,712	11,946
9/23	11,387	11,633
10/23	11,081	11,181
11/23	11,865	12,076
12/23	12,250	12,548
1/24	11,882	11,966
2/24	12,411	12,535
3/24	12,775	12,845
4/24	12,704	12,903
5/24	12,759	12,976
6/24	13,264	13,488
7/24	13,188	13,528
8/24	13,193	13,746
9/24	13,935	14,664
10/24	13,425	14,012

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	21.16%	4.53%	2.99%
MSCI Emerging Markets Index NTR	25.31%	3.93%	3.43%

Performance Inception Date		Dec. 06, 2000
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,421,190,000
Holdings Count | Holding		134
Advisory Fees Paid, Amount		$ 4,058,000
InvestmentCompanyPortfolioTurnover		28.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,421,190 Total Number of Portfolio Holdings134 Portfolio Turnover Rate 28.5% Total Advisory Fees Paid (amount in thousands)$4,058
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.86%
Investment Companies	4.36%
Preferred Stocks	0.97%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000052887
Shareholder Report [Line Items]
Fund Name		Global Real Estate Securities Fund
Class Name		Class A
Trading Symbol		POSAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.33%

Expenses Paid, Amount		$ 151
Expense Ratio, Percent		1.33%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund modestly underperformed the FTSE EPRA/NAREIT Developed Markets Index during the year. The underweight to U.S. malls detracted as the sector outperformed on signs of economic resilience and firm retail sales. An overweight to U.S. single family rental weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. Detraction also came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. healthcare, particularly senior housing operators, was a top contributor, benefiting from improved occupancy rates and stable demand. In Australia, our exposure to industrial and data centers was also additive, driven by strong sector-specific demand and resilient fundamentals.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $13,285	MSCI ACWI NR USD Index $23,808	FTSE EPRA/NAREIT Developed Markets Index NTR $13,260
10/14	9,447	10,000	10,000
11/14	9,512	10,167	10,082
12/14	9,581	9,971	10,119
1/15	10,002	9,815	10,616
2/15	10,013	10,362	10,551
3/15	10,015	10,201	10,521
4/15	9,847	10,497	10,356
5/15	9,758	10,483	10,203
6/15	9,391	10,237	9,795
7/15	9,726	10,325	10,130
8/15	9,156	9,618	9,527
9/15	9,305	9,269	9,636
10/15	9,786	9,997	10,184
11/15	9,596	9,914	9,958
12/15	9,685	9,735	10,039
1/16	9,176	9,148	9,609
2/16	9,084	9,085	9,650
3/16	9,985	9,759	10,564
4/16	9,881	9,903	10,554
5/16	9,904	9,915	10,549
6/16	10,233	9,855	10,930
7/16	10,687	10,280	11,478
8/16	10,454	10,314	11,178
9/16	10,355	10,378	11,066
10/16	9,737	10,201	10,437
11/16	9,411	10,279	10,152
12/16	9,691	10,501	10,447
1/17	9,727	10,788	10,504
2/17	10,074	11,091	10,831
3/17	9,953	11,226	10,663
4/17	10,097	11,401	10,779
5/17	10,241	11,653	10,872
6/17	10,328	11,706	10,953
7/17	10,544	12,033	11,152
8/17	10,676	12,079	11,166
9/17	10,593	12,313	11,129
10/17	10,666	12,568	11,075
11/17	10,954	12,812	11,383
12/17	11,077	13,018	11,530
1/18	11,201	13,753	11,529
2/18	10,565	13,175	10,756
3/18	10,923	12,884	11,007
4/18	11,085	13,016	11,223
5/18	11,123	13,032	11,408
6/18	11,251	12,962	11,571
7/18	11,364	13,353	11,668
8/18	11,477	13,458	11,779
9/18	11,305	13,516	11,536
10/18	10,852	12,503	11,108
11/18	11,255	12,686	11,521
12/18	10,667	11,793	10,880
1/19	11,831	12,724	12,062
2/19	11,844	13,064	12,045
3/19	12,262	13,228	12,468
4/19	12,171	13,675	12,303
5/19	12,249	12,864	12,267
6/19	12,426	13,706	12,459
7/19	12,426	13,746	12,502
8/19	12,700	13,420	12,736
9/19	12,895	13,703	13,036
10/19	13,343	14,078	13,362
11/19	13,238	14,421	13,199
12/19	13,219	14,929	13,264
1/20	13,426	14,764	13,375
2/20	12,433	13,572	12,273
3/20	9,828	11,740	9,480
4/20	10,476	12,997	10,149
5/20	10,655	13,562	10,173
6/20	10,938	13,996	10,434
7/20	11,462	14,736	10,724
8/20	11,724	15,638	10,994
9/20	11,407	15,134	10,652
10/20	11,020	14,766	10,298
11/20	12,222	16,586	11,656
12/20	12,664	17,356	12,065
1/21	12,483	17,277	11,967
2/21	12,803	17,677	12,410
3/21	13,207	18,149	12,764
4/21	13,972	18,943	13,583
5/21	14,209	19,238	13,827
6/21	14,418	19,491	13,935
7/21	15,002	19,625	14,469
8/21	15,183	20,117	14,659
9/21	14,223	19,286	13,809
10/21	15,072	20,270	14,635
11/21	14,696	19,782	14,307
12/21	15,580	20,573	15,213
1/22	14,654	19,563	14,339
2/22	14,184	19,058	13,985
3/22	14,725	19,470	14,612
4/22	13,956	17,912	13,811
5/22	13,315	17,933	13,211
6/22	12,176	16,421	12,063
7/22	13,173	17,568	13,023
8/22	12,261	16,921	12,178
9/22	10,809	15,301	10,665
10/22	10,951	16,225	10,984
11/22	11,791	17,483	11,723
12/22	11,368	16,795	11,396
1/23	12,430	17,999	12,420
2/23	11,885	17,483	11,872
3/23	11,569	18,022	11,485
4/23	11,827	18,281	11,702
5/23	11,268	18,085	11,178
6/23	11,569	19,136	11,513
7/23	11,928	19,836	11,947
8/23	11,540	19,282	11,546
9/23	10,851	18,484	10,841
10/23	10,406	17,928	10,322
11/23	11,526	19,584	11,418
12/23	12,550	20,524	12,499
1/24	11,962	20,644	11,996
2/24	11,947	21,530	11,925
3/24	12,329	22,206	12,336
4/24	11,595	21,474	11,599
5/24	12,182	22,346	11,995
6/24	12,153	22,843	12,036
7/24	12,888	23,212	12,762
8/24	13,623	23,801	13,561
9/24	13,975	24,354	13,970
10/24	13,285	23,808	13,260

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	27.66%	-0.09%	3.47%
Class A Shares Including Sales Charge	20.67%	-1.22%	2.88%
MSCI ACWI NR USD Index	32.79%	11.08%	9.06%
FTSE EPRA/NAREIT Developed Markets Index NTR	28.46%	-0.15%	2.86%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The FTSE EPRA/NAREIT Developed Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,834,995,000
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 16,380,000
InvestmentCompanyPortfolioTurnover		27.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,834,995 Total Number of Portfolio Holdings74 Portfolio Turnover Rate 27.5% Total Advisory Fees Paid (amount in thousands)$16,380
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.54%
Investment Companies	1.42%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000052889
Shareholder Report [Line Items]
Fund Name		Global Real Estate Securities Fund
Class Name		Institutional
Trading Symbol		POSIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	0.95%

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund modestly underperformed the FTSE EPRA/NAREIT Developed Markets Index during the year. The underweight to U.S. malls detracted as the sector outperformed on signs of economic resilience and firm retail sales. An overweight to U.S. single family rental weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. Detraction also came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. healthcare, particularly senior housing operators, was a top contributor, benefiting from improved occupancy rates and stable demand. In Australia, our exposure to industrial and data centers was also additive, driven by strong sector-specific demand and resilient fundamentals.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $14,619	MSCI ACWI NR USD Index $23,808	FTSE EPRA/NAREIT Developed Markets Index NTR $13,260
10/14	10,000	10,000	10,000
11/14	10,076	10,167	10,082
12/14	10,152	9,971	10,119
1/15	10,605	9,815	10,616
2/15	10,616	10,362	10,551
3/15	10,627	10,201	10,521
4/15	10,449	10,497	10,356
5/15	10,360	10,483	10,203
6/15	9,970	10,237	9,795
7/15	10,338	10,325	10,130
8/15	9,736	9,618	9,527
9/15	9,896	9,269	9,636
10/15	10,409	9,997	10,184
11/15	10,208	9,914	9,958
12/15	10,307	9,735	10,039
1/16	9,764	9,148	9,609
2/16	9,683	9,085	9,650
3/16	10,639	9,759	10,564
4/16	10,523	9,903	10,554
5/16	10,558	9,915	10,549
6/16	10,907	9,855	10,930
7/16	11,395	10,280	11,478
8/16	11,151	10,314	11,178
9/16	11,052	10,378	11,066
10/16	10,399	10,201	10,437
11/16	10,061	10,279	10,152
12/16	10,353	10,501	10,447
1/17	10,401	10,788	10,504
2/17	10,772	11,091	10,831
3/17	10,649	11,226	10,663
4/17	10,793	11,401	10,779
5/17	10,961	11,653	10,872
6/17	11,058	11,706	10,953
7/17	11,298	12,033	11,152
8/17	11,431	12,079	11,166
9/17	11,357	12,313	11,129
10/17	11,430	12,568	11,075
11/17	11,743	12,812	11,383
12/17	11,878	13,018	11,530
1/18	12,015	13,753	11,529
2/18	11,341	13,175	10,756
3/18	11,722	12,884	11,007
4/18	11,897	13,016	11,223
5/18	11,948	13,032	11,408
6/18	12,099	12,962	11,571
7/18	12,212	13,353	11,668
8/18	12,350	13,458	11,779
9/18	12,162	13,516	11,536
10/18	11,670	12,503	11,108
11/18	12,112	12,686	11,521
12/18	11,482	11,793	10,880
1/19	12,738	12,724	12,062
2/19	12,763	13,064	12,045
3/19	13,205	13,228	12,468
4/19	13,127	13,675	12,303
5/19	13,205	12,864	12,267
6/19	13,395	13,706	12,459
7/19	13,395	13,746	12,502
8/19	13,708	13,420	12,736
9/19	13,929	13,703	13,036
10/19	14,418	14,078	13,362
11/19	14,313	14,421	13,199
12/19	14,296	14,929	13,264
1/20	14,516	14,764	13,375
2/20	13,441	13,572	12,273
3/20	10,629	11,740	9,480
4/20	11,345	12,997	10,149
5/20	11,538	13,562	10,173
6/20	11,846	13,996	10,434
7/20	12,412	14,736	10,724
8/20	12,716	15,638	10,994
9/20	12,369	15,134	10,652
10/20	11,954	14,766	10,298
11/20	13,254	16,586	11,656
12/20	13,738	17,356	12,065
1/21	13,542	17,277	11,967
2/21	13,905	17,677	12,410
3/21	14,351	18,149	12,764
4/21	15,174	18,943	13,583
5/21	15,439	19,238	13,827
6/21	15,662	19,491	13,935
7/21	16,304	19,625	14,469
8/21	16,513	20,117	14,659
9/21	15,481	19,286	13,809
10/21	16,401	20,270	14,635
11/21	15,997	19,782	14,307
12/21	16,957	20,573	15,213
1/22	15,957	19,563	14,339
2/22	15,457	19,058	13,985
3/22	16,057	19,470	14,612
4/22	15,200	17,912	13,811
5/22	14,529	17,933	13,211
6/22	13,286	16,421	12,063
7/22	14,372	17,568	13,023
8/22	13,372	16,921	12,178
9/22	11,800	15,301	10,665
10/22	11,957	16,225	10,984
11/22	12,872	17,483	11,723
12/22	12,425	16,795	11,396
1/23	13,581	17,999	12,420
2/23	12,989	17,483	11,872
3/23	12,657	18,022	11,485
4/23	12,931	18,281	11,702
5/23	12,339	18,085	11,178
6/23	12,671	19,136	11,513
7/23	13,076	19,836	11,947
8/23	12,642	19,282	11,546
9/23	11,891	18,484	10,841
10/23	11,414	17,928	10,322
11/23	12,642	19,584	11,418
12/23	13,774	20,524	12,499
1/24	13,136	20,644	11,996
2/24	13,122	21,530	11,925
3/24	13,537	22,206	12,336
4/24	12,751	21,474	11,599
5/24	13,403	22,346	11,995
6/24	13,374	22,843	12,036
7/24	14,174	23,212	12,762
8/24	14,990	23,801	13,561
9/24	15,375	24,354	13,970
10/24	14,619	23,808	13,260

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	28.08%	0.28%	3.87%
MSCI ACWI NR USD Index	32.79%	11.08%	9.06%
FTSE EPRA/NAREIT Developed Markets Index NTR	28.46%	-0.15%	2.86%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The FTSE EPRA/NAREIT Developed Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,834,995,000
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 16,380,000
InvestmentCompanyPortfolioTurnover		27.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,834,995 Total Number of Portfolio Holdings74 Portfolio Turnover Rate 27.5% Total Advisory Fees Paid (amount in thousands)$16,380
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.54%
Investment Companies	1.42%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000167005
Shareholder Report [Line Items]
Fund Name		Global Real Estate Securities Fund
Class Name		R-3
Trading Symbol		PGRKX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$166	1.46%

Expenses Paid, Amount		$ 166
Expense Ratio, Percent		1.46%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund modestly underperformed the FTSE EPRA/NAREIT Developed Markets Index during the year. The underweight to U.S. malls detracted as the sector outperformed on signs of economic resilience and firm retail sales. An overweight to U.S. single family rental weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. Detraction also came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. healthcare, particularly senior housing operators, was a top contributor, benefiting from improved occupancy rates and stable demand. In Australia, our exposure to industrial and data centers was also additive, driven by strong sector-specific demand and resilient fundamentals.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $13,908	MSCI ACWI NR USD Index $23,808	FTSE EPRA/NAREIT Developed Markets Index NTR $13,260
10/14	10,000	10,000	10,000
11/14	10,071	10,167	10,082
12/14	10,143	9,971	10,119
1/15	10,591	9,815	10,616
2/15	10,597	10,362	10,551
3/15	10,604	10,201	10,521
4/15	10,421	10,497	10,356
5/15	10,327	10,483	10,203
6/15	9,934	10,237	9,795
7/15	10,296	10,325	10,130
8/15	9,691	9,618	9,527
9/15	9,846	9,269	9,636
10/15	10,352	9,997	10,184
11/15	10,148	9,914	9,958
12/15	10,241	9,735	10,039
1/16	9,697	9,148	9,609
2/16	9,613	9,085	9,650
3/16	10,557	9,759	10,564
4/16	10,443	9,903	10,554
5/16	10,466	9,915	10,549
6/16	10,810	9,855	10,930
7/16	11,294	10,280	11,478
8/16	11,052	10,314	11,178
9/16	10,944	10,378	11,066
10/16	10,298	10,201	10,437
11/16	9,952	10,279	10,152
12/16	10,240	10,501	10,447
1/17	10,276	10,788	10,504
2/17	10,643	11,091	10,831
3/17	10,513	11,226	10,663
4/17	10,655	11,401	10,779
5/17	10,821	11,653	10,872
6/17	10,905	11,706	10,953
7/17	11,142	12,033	11,152
8/17	11,261	12,079	11,166
9/17	11,187	12,313	11,129
10/17	11,258	12,568	11,075
11/17	11,555	12,812	11,383
12/17	11,697	13,018	11,530
1/18	11,819	13,753	11,529
2/18	11,156	13,175	10,756
3/18	11,519	12,884	11,007
4/18	11,691	13,016	11,223
5/18	11,728	13,032	11,408
6/18	11,862	12,962	11,571
7/18	11,985	13,353	11,668
8/18	12,108	13,458	11,779
9/18	11,923	13,516	11,536
10/18	11,440	12,503	11,108
11/18	11,861	12,686	11,521
12/18	11,227	11,793	10,880
1/19	12,458	12,724	12,062
2/19	12,483	13,064	12,045
3/19	12,912	13,228	12,468
4/19	12,823	13,675	12,303
5/19	12,912	12,864	12,267
6/19	13,081	13,706	12,459
7/19	13,081	13,746	12,502
8/19	13,375	13,420	12,736
9/19	13,590	13,703	13,036
10/19	14,055	14,078	13,362
11/19	13,939	14,421	13,199
12/19	13,931	14,929	13,264
1/20	14,146	14,764	13,375
2/20	13,097	13,572	12,273
3/20	10,341	11,740	9,480
4/20	11,026	12,997	10,149
5/20	11,215	13,562	10,173
6/20	11,515	13,996	10,434
7/20	12,067	14,736	10,724
8/20	12,349	15,638	10,994
9/20	12,011	15,134	10,652
10/20	11,594	14,766	10,298
11/20	12,859	16,586	11,656
12/20	13,326	17,356	12,065
1/21	13,123	17,277	11,967
2/21	13,462	17,677	12,410
3/21	13,895	18,149	12,764
4/21	14,695	18,943	13,583
5/21	14,939	19,238	13,827
6/21	15,156	19,491	13,935
7/21	15,766	19,625	14,469
8/21	15,956	20,117	14,659
9/21	14,953	19,286	13,809
10/21	15,834	20,270	14,635
11/21	15,427	19,782	14,307
12/21	16,366	20,573	15,213
1/22	15,397	19,563	14,339
2/22	14,886	19,058	13,985
3/22	15,467	19,470	14,612
4/22	14,637	17,912	13,811
5/22	13,986	17,933	13,211
6/22	12,783	16,421	12,063
7/22	13,820	17,568	13,023
8/22	12,852	16,921	12,178
9/22	11,344	15,301	10,665
10/22	11,496	16,225	10,984
11/22	12,368	17,483	11,723
12/22	11,921	16,795	11,396
1/23	13,034	17,999	12,420
2/23	12,450	17,483	11,872
3/23	12,130	18,022	11,485
4/23	12,394	18,281	11,702
5/23	11,810	18,085	11,178
6/23	12,130	19,136	11,513
7/23	12,506	19,836	11,947
8/23	12,088	19,282	11,546
9/23	11,365	18,484	10,841
10/23	10,906	17,928	10,322
11/23	12,074	19,584	11,418
12/23	13,140	20,524	12,499
1/24	12,529	20,644	11,996
2/24	12,514	21,530	11,925
3/24	12,912	22,206	12,336
4/24	12,145	21,474	11,599
5/24	12,770	22,346	11,995
6/24	12,728	22,843	12,036
7/24	13,481	23,212	12,762
8/24	14,249	23,801	13,561
9/24	14,619	24,354	13,970
10/24	13,908	23,808	13,260

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-3 Shares	27.53%	-0.21%	3.35%
MSCI ACWI NR USD Index	32.79%	11.08%	9.06%
FTSE EPRA/NAREIT Developed Markets Index NTR	28.46%	-0.15%	2.86%

Performance Inception Date		Oct. 01, 2007
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The FTSE EPRA/NAREIT Developed Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,834,995,000
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 16,380,000
InvestmentCompanyPortfolioTurnover		27.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,834,995 Total Number of Portfolio Holdings74 Portfolio Turnover Rate 27.5% Total Advisory Fees Paid (amount in thousands)$16,380
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.54%
Investment Companies	1.42%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000167006
Shareholder Report [Line Items]
Fund Name		Global Real Estate Securities Fund
Class Name		R-4
Trading Symbol		PGRVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$145	1.27%

Expenses Paid, Amount		$ 145
Expense Ratio, Percent		1.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund modestly underperformed the FTSE EPRA/NAREIT Developed Markets Index during the year. The underweight to U.S. malls detracted as the sector outperformed on signs of economic resilience and firm retail sales. An overweight to U.S. single family rental weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. Detraction also came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. healthcare, particularly senior housing operators, was a top contributor, benefiting from improved occupancy rates and stable demand. In Australia, our exposure to industrial and data centers was also additive, driven by strong sector-specific demand and resilient fundamentals.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $14,159	MSCI ACWI NR USD Index $23,808	FTSE EPRA/NAREIT Developed Markets Index NTR $13,260
10/14	10,000	10,000	10,000
11/14	10,073	10,167	10,082
12/14	10,146	9,971	10,119
1/15	10,596	9,815	10,616
2/15	10,604	10,362	10,551
3/15	10,612	10,201	10,521
4/15	10,431	10,497	10,356
5/15	10,339	10,483	10,203
6/15	9,947	10,237	9,795
7/15	10,311	10,325	10,130
8/15	9,707	9,618	9,527
9/15	9,863	9,269	9,636
10/15	10,372	9,997	10,184
11/15	10,169	9,914	9,958
12/15	10,263	9,735	10,039
1/16	9,720	9,148	9,609
2/16	9,637	9,085	9,650
3/16	10,586	9,759	10,564
4/16	10,470	9,903	10,554
5/16	10,493	9,915	10,549
6/16	10,855	9,855	10,930
7/16	11,329	10,280	11,478
8/16	11,086	10,314	11,178
9/16	10,982	10,378	11,066
10/16	10,333	10,201	10,437
11/16	9,986	10,279	10,152
12/16	10,279	10,501	10,447
1/17	10,315	10,788	10,504
2/17	10,683	11,091	10,831
3/17	10,566	11,226	10,663
4/17	10,708	11,401	10,779
5/17	10,863	11,653	10,872
6/17	10,952	11,706	10,953
7/17	11,190	12,033	11,152
8/17	11,321	12,079	11,166
9/17	11,240	12,313	11,129
10/17	11,312	12,568	11,075
11/17	11,622	12,812	11,383
12/17	11,746	13,018	11,530
1/18	11,882	13,753	11,529
2/18	11,215	13,175	10,756
3/18	11,585	12,884	11,007
4/18	11,758	13,016	11,223
5/18	11,795	13,032	11,408
6/18	11,935	12,962	11,571
7/18	12,059	13,353	11,668
8/18	12,183	13,458	11,779
9/18	12,001	13,516	11,536
10/18	11,515	12,503	11,108
11/18	11,939	12,686	11,521
12/18	11,319	11,793	10,880
1/19	12,558	12,724	12,062
2/19	12,571	13,064	12,045
3/19	13,011	13,228	12,468
4/19	12,922	13,675	12,303
5/19	13,011	12,864	12,267
6/19	13,187	13,706	12,459
7/19	13,187	13,746	12,502
8/19	13,483	13,420	12,736
9/19	13,704	13,703	13,036
10/19	14,173	14,078	13,362
11/19	14,069	14,421	13,199
12/19	14,049	14,929	13,264
1/20	14,266	14,764	13,375
2/20	13,207	13,572	12,273
3/20	10,438	11,740	9,480
4/20	11,130	12,997	10,149
5/20	11,334	13,562	10,173
6/20	11,629	13,996	10,434
7/20	12,186	14,736	10,724
8/20	12,471	15,638	10,994
9/20	12,132	15,134	10,652
10/20	11,711	14,766	10,298
11/20	13,003	16,586	11,656
12/20	13,467	17,356	12,065
1/21	13,275	17,277	11,967
2/21	13,618	17,677	12,410
3/21	14,056	18,149	12,764
4/21	14,864	18,943	13,583
5/21	15,111	19,238	13,827
6/21	15,330	19,491	13,935
7/21	15,960	19,625	14,469
8/21	16,138	20,117	14,659
9/21	15,138	19,286	13,809
10/21	16,029	20,270	14,635
11/21	15,631	19,782	14,307
12/21	16,575	20,573	15,213
1/22	15,595	19,563	14,339
2/22	15,091	19,058	13,985
3/22	15,665	19,470	14,612
4/22	14,839	17,912	13,811
5/22	14,167	17,933	13,211
6/22	12,949	16,421	12,063
7/22	14,013	17,568	13,023
8/22	13,047	16,921	12,178
9/22	11,493	15,301	10,665
10/22	11,661	16,225	10,984
11/22	12,543	17,483	11,723
12/22	12,101	16,795	11,396
1/23	13,229	17,999	12,420
2/23	12,637	17,483	11,872
3/23	12,312	18,022	11,485
4/23	12,580	18,281	11,702
5/23	11,988	18,085	11,178
6/23	12,326	19,136	11,513
7/23	12,707	19,836	11,947
8/23	12,284	19,282	11,546
9/23	11,551	18,484	10,841
10/23	11,085	17,928	10,322
11/23	12,284	19,584	11,418
12/23	13,366	20,524	12,499
1/24	12,745	20,644	11,996
2/24	12,730	21,530	11,925
3/24	13,135	22,206	12,336
4/24	12,355	21,474	11,599
5/24	12,990	22,346	11,995
6/24	12,961	22,843	12,036
7/24	13,726	23,212	12,762
8/24	14,520	23,801	13,561
9/24	14,896	24,354	13,970
10/24	14,159	23,808	13,260

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-4 Shares	27.73%	-0.02%	3.54%
MSCI ACWI NR USD Index	32.79%	11.08%	9.06%
FTSE EPRA/NAREIT Developed Markets Index NTR	28.46%	-0.15%	2.86%

Performance Inception Date		Oct. 01, 2007
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The FTSE EPRA/NAREIT Developed Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,834,995,000
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 16,380,000
InvestmentCompanyPortfolioTurnover		27.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,834,995 Total Number of Portfolio Holdings74 Portfolio Turnover Rate 27.5% Total Advisory Fees Paid (amount in thousands)$16,380
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.54%
Investment Companies	1.42%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000167007
Shareholder Report [Line Items]
Fund Name		Global Real Estate Securities Fund
Class Name		R-5
Trading Symbol		PGRUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$131	1.15%

Expenses Paid, Amount		$ 131
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund modestly underperformed the FTSE EPRA/NAREIT Developed Markets Index during the year. The underweight to U.S. malls detracted as the sector outperformed on signs of economic resilience and firm retail sales. An overweight to U.S. single family rental weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. Detraction also came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. healthcare, particularly senior housing operators, was a top contributor, benefiting from improved occupancy rates and stable demand. In Australia, our exposure to industrial and data centers was also additive, driven by strong sector-specific demand and resilient fundamentals.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $14,364	MSCI ACWI NR USD Index $23,808	FTSE EPRA/NAREIT Developed Markets Index NTR $13,260
10/14	10,000	10,000	10,000
11/14	10,074	10,167	10,082
12/14	10,148	9,971	10,119
1/15	10,599	9,815	10,616
2/15	10,608	10,362	10,551
3/15	10,617	10,201	10,521
4/15	10,437	10,497	10,356
5/15	10,346	10,483	10,203
6/15	9,955	10,237	9,795
7/15	10,320	10,325	10,130
8/15	9,717	9,618	9,527
9/15	9,874	9,269	9,636
10/15	10,384	9,997	10,184
11/15	10,182	9,914	9,958
12/15	10,278	9,735	10,039
1/16	9,735	9,148	9,609
2/16	9,653	9,085	9,650
3/16	10,604	9,759	10,564
4/16	10,488	9,903	10,554
5/16	10,523	9,915	10,549
6/16	10,877	9,855	10,930
7/16	11,352	10,280	11,478
8/16	11,109	10,314	11,178
9/16	11,015	10,378	11,066
10/16	10,365	10,201	10,437
11/16	10,017	10,279	10,152
12/16	10,302	10,501	10,447
1/17	10,350	10,788	10,504
2/17	10,719	11,091	10,831
3/17	10,593	11,226	10,663
4/17	10,748	11,401	10,779
5/17	10,915	11,653	10,872
6/17	10,995	11,706	10,953
7/17	11,234	12,033	11,152
8/17	11,365	12,079	11,166
9/17	11,287	12,313	11,129
10/17	11,371	12,568	11,075
11/17	11,670	12,812	11,383
12/17	11,810	13,018	11,530
1/18	11,934	13,753	11,529
2/18	11,265	13,175	10,756
3/18	11,639	12,884	11,007
4/18	11,825	13,016	11,223
5/18	11,862	13,032	11,408
6/18	12,007	12,962	11,571
7/18	12,132	13,353	11,668
8/18	12,256	13,458	11,779
9/18	12,064	13,516	11,536
10/18	11,589	12,503	11,108
11/18	12,014	12,686	11,521
12/18	11,384	11,793	10,880
1/19	12,629	12,724	12,062
2/19	12,654	13,064	12,045
3/19	13,101	13,228	12,468
4/19	13,011	13,675	12,303
5/19	13,101	12,864	12,267
6/19	13,286	13,706	12,459
7/19	13,286	13,746	12,502
8/19	13,584	13,420	12,736
9/19	13,797	13,703	13,036
10/19	14,282	14,078	13,362
11/19	14,177	14,421	13,199
12/19	14,153	14,929	13,264
1/20	14,385	14,764	13,375
2/20	13,320	13,572	12,273
3/20	10,522	11,740	9,480
4/20	11,232	12,997	10,149
5/20	11,423	13,562	10,173
6/20	11,723	13,996	10,434
7/20	12,297	14,736	10,724
8/20	12,584	15,638	10,994
9/20	12,233	15,134	10,652
10/20	11,822	14,766	10,298
11/20	13,109	16,586	11,656
12/20	13,594	17,356	12,065
1/21	13,401	17,277	11,967
2/21	13,745	17,677	12,410
3/21	14,187	18,149	12,764
4/21	15,000	18,943	13,583
5/21	15,262	19,238	13,827
6/21	15,483	19,491	13,935
7/21	16,117	19,625	14,469
8/21	16,310	20,117	14,659
9/21	15,290	19,286	13,809
10/21	16,186	20,270	14,635
11/21	15,786	19,782	14,307
12/21	16,739	20,573	15,213
1/22	15,765	19,563	14,339
2/22	15,256	19,058	13,985
3/22	15,849	19,470	14,612
4/22	15,002	17,912	13,811
5/22	14,338	17,933	13,211
6/22	13,109	16,421	12,063
7/22	14,183	17,568	13,023
8/22	13,194	16,921	12,178
9/22	11,640	15,301	10,665
10/22	11,795	16,225	10,984
11/22	12,685	17,483	11,723
12/22	12,237	16,795	11,396
1/23	13,393	17,999	12,420
2/23	12,794	17,483	11,872
3/23	12,466	18,022	11,485
4/23	12,737	18,281	11,702
5/23	12,152	18,085	11,178
6/23	12,480	19,136	11,513
7/23	12,865	19,836	11,947
8/23	12,451	19,282	11,546
9/23	11,710	18,484	10,841
10/23	11,225	17,928	10,322
11/23	12,437	19,584	11,418
12/23	13,546	20,524	12,499
1/24	12,917	20,644	11,996
2/24	12,903	21,530	11,925
3/24	13,312	22,206	12,336
4/24	12,537	21,474	11,599
5/24	13,166	22,346	11,995
6/24	13,136	22,843	12,036
7/24	13,926	23,212	12,762
8/24	14,715	23,801	13,561
9/24	15,109	24,354	13,970
10/24	14,364	23,808	13,260

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-5 Shares	27.97%	0.12%	3.69%
MSCI ACWI NR USD Index	32.79%	11.08%	9.06%
FTSE EPRA/NAREIT Developed Markets Index NTR	28.46%	-0.15%	2.86%

Performance Inception Date		Oct. 01, 2007
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The FTSE EPRA/NAREIT Developed Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,834,995,000
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 16,380,000
InvestmentCompanyPortfolioTurnover		27.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,834,995 Total Number of Portfolio Holdings74 Portfolio Turnover Rate 27.5% Total Advisory Fees Paid (amount in thousands)$16,380
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.54%
Investment Companies	1.42%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000149262
Shareholder Report [Line Items]
Fund Name		Global Real Estate Securities Fund
Class Name		R-6
Trading Symbol		PGRSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$103	0.90%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund modestly underperformed the FTSE EPRA/NAREIT Developed Markets Index during the year. The underweight to U.S. malls detracted as the sector outperformed on signs of economic resilience and firm retail sales. An overweight to U.S. single family rental weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. Detraction also came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. healthcare, particularly senior housing operators, was a top contributor, benefiting from improved occupancy rates and stable demand. In Australia, our exposure to industrial and data centers was also additive, driven by strong sector-specific demand and resilient fundamentals.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $14,682	MSCI ACWI NR USD Index $23,808	FTSE EPRA/NAREIT Developed Markets Index NTR $13,260
10/14	10,000	10,000	10,000
11/14	10,075	10,167	10,082
12/14	10,152	9,971	10,119
1/15	10,605	9,815	10,616
2/15	10,616	10,362	10,551
3/15	10,625	10,201	10,521
4/15	10,447	10,497	10,356
5/15	10,358	10,483	10,203
6/15	9,967	10,237	9,795
7/15	10,335	10,325	10,130
8/15	9,733	9,618	9,527
9/15	9,892	9,269	9,636
10/15	10,405	9,997	10,184
11/15	10,215	9,914	9,958
12/15	10,314	9,735	10,039
1/16	9,760	9,148	9,609
2/16	9,679	9,085	9,650
3/16	10,634	9,759	10,564
4/16	10,530	9,903	10,554
5/16	10,553	9,915	10,549
6/16	10,914	9,855	10,930
7/16	11,401	10,280	11,478
8/16	11,146	10,314	11,178
9/16	11,044	10,378	11,066
10/16	10,392	10,201	10,437
11/16	10,054	10,279	10,152
12/16	10,345	10,501	10,447
1/17	10,393	10,788	10,504
2/17	10,764	11,091	10,831
3/17	10,642	11,226	10,663
4/17	10,786	11,401	10,779
5/17	10,953	11,653	10,872
6/17	11,051	11,706	10,953
7/17	11,291	12,033	11,152
8/17	11,423	12,079	11,166
9/17	11,351	12,313	11,129
10/17	11,424	12,568	11,075
11/17	11,737	12,812	11,383
12/17	11,874	13,018	11,530
1/18	12,011	13,753	11,529
2/18	11,337	13,175	10,756
3/18	11,720	12,884	11,007
4/18	11,895	13,016	11,223
5/18	11,945	13,032	11,408
6/18	12,085	12,962	11,571
7/18	12,211	13,353	11,668
8/18	12,349	13,458	11,779
9/18	12,162	13,516	11,536
10/18	11,670	12,503	11,108
11/18	12,112	12,686	11,521
12/18	11,471	11,793	10,880
1/19	12,740	12,724	12,062
2/19	12,766	13,064	12,045
3/19	13,209	13,228	12,468
4/19	13,131	13,675	12,303
5/19	13,222	12,864	12,267
6/19	13,401	13,706	12,459
7/19	13,414	13,746	12,502
8/19	13,715	13,420	12,736
9/19	13,938	13,703	13,036
10/19	14,428	14,078	13,362
11/19	14,322	14,421	13,199
12/19	14,322	14,929	13,264
1/20	14,542	14,764	13,375
2/20	13,466	13,572	12,273
3/20	10,652	11,740	9,480
4/20	11,355	12,997	10,149
5/20	11,562	13,562	10,173
6/20	11,858	13,996	10,434
7/20	12,438	14,736	10,724
8/20	12,743	15,638	10,994
9/20	12,397	15,134	10,652
10/20	11,967	14,766	10,298
11/20	13,283	16,586	11,656
12/20	13,769	17,356	12,065
1/21	13,574	17,277	11,967
2/21	13,937	17,677	12,410
3/21	14,384	18,149	12,764
4/21	15,222	18,943	13,583
5/21	15,473	19,238	13,827
6/21	15,696	19,491	13,935
7/21	16,353	19,625	14,469
8/21	16,548	20,117	14,659
9/21	15,515	19,286	13,809
10/21	16,437	20,270	14,635
11/21	16,032	19,782	14,307
12/21	17,006	20,573	15,213
1/22	16,004	19,563	14,339
2/22	15,489	19,058	13,985
3/22	16,090	19,470	14,612
4/22	15,246	17,912	13,811
5/22	14,573	17,933	13,211
6/22	13,313	16,421	12,063
7/22	14,415	17,568	13,023
8/22	13,413	16,921	12,178
9/22	11,839	15,301	10,665
10/22	11,996	16,225	10,984
11/22	12,912	17,483	11,723
12/22	12,460	16,795	11,396
1/23	13,634	17,999	12,420
2/23	13,025	17,483	11,872
3/23	12,692	18,022	11,485
4/23	12,982	18,281	11,702
5/23	12,373	18,085	11,178
6/23	12,721	19,136	11,513
7/23	13,112	19,836	11,947
8/23	12,692	19,282	11,546
9/23	11,938	18,484	10,841
10/23	11,446	17,928	10,322
11/23	12,692	19,584	11,418
12/23	13,819	20,524	12,499
1/24	13,179	20,644	11,996
2/24	13,164	21,530	11,925
3/24	13,596	22,206	12,336
4/24	12,792	21,474	11,599
5/24	13,447	22,346	11,995
6/24	13,417	22,843	12,036
7/24	14,220	23,212	12,762
8/24	15,039	23,801	13,561
9/24	15,440	24,354	13,970
10/24	14,682	23,808	13,260

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	28.27%	0.35%	3.91%
MSCI ACWI NR USD Index	32.79%	11.08%	9.06%
FTSE EPRA/NAREIT Developed Markets Index NTR	28.46%	-0.15%	2.86%

Performance Inception Date		Oct. 01, 2007
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The FTSE EPRA/NAREIT Developed Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,834,995,000
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 16,380,000
InvestmentCompanyPortfolioTurnover		27.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,834,995 Total Number of Portfolio Holdings74 Portfolio Turnover Rate 27.5% Total Advisory Fees Paid (amount in thousands)$16,380
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.54%
Investment Companies	1.42%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038760
Shareholder Report [Line Items]
Fund Name		Government & High Quality Bond Fund
Class Name		Class A
Trading Symbol		CMPGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.81%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.81%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to asset-backed securities ("ABS"), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities ("MBS"). Fundamentals remained favorable for the MBS market for the majority of 2024. The technical environment improved in 2024. Money managers maintained a strong bid for MBS and generally held overweight MBS allocations throughout the year. Year over year the Bloomberg U.S. Agency Fixed Rate MBS Index ("Index") spreads moved from 75 basis points ("bps") to 49bps. Current coupon spreads to UST 5/10yr performed similarly moving from at 178bps to 154bps year over year. The Fund’s out-of-Index allocation to the agency collateralized mortgage-backed securities sector ("CMO") was the primary contributor to performance for the year. The Fund underweight position to the 15-year and 20-year portion of the Index also contributed to performance. The Fund’s relative duration versus the Index contributed to performance for the year as the Fund was generally positioned longer than the Index. Security selection/coupon allocation detracted from performance for the year as the Fund maintained an underweight position to the lowest coupons in the Index (i.e. Conventional/Ginnie Mae 1.5%-2.5%). The Fund utilization of short-duration ABS detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $10,105	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Agency Fixed Rate MBS Index $11,074
10/14	9,778	10,000	10,000
11/14	9,831	10,071	10,066
12/14	9,835	10,080	10,082
1/15	9,935	10,292	10,168
2/15	9,900	10,195	10,151
3/15	9,939	10,242	10,189
4/15	9,951	10,206	10,193
5/15	9,956	10,181	10,191
6/15	9,879	10,070	10,112
7/15	9,941	10,140	10,177
8/15	9,928	10,125	10,185
9/15	9,962	10,194	10,245
10/15	9,954	10,196	10,252
11/15	9,927	10,169	10,238
12/15	9,896	10,136	10,235
1/16	10,049	10,275	10,368
2/16	10,077	10,348	10,407
3/16	10,106	10,443	10,437
4/16	10,127	10,483	10,454
5/16	10,110	10,486	10,468
6/16	10,235	10,674	10,553
7/16	10,231	10,742	10,575
8/16	10,208	10,730	10,587
9/16	10,261	10,723	10,616
10/16	10,232	10,641	10,588
11/16	10,056	10,390	10,406
12/16	10,036	10,404	10,406
1/17	10,039	10,425	10,402
2/17	10,078	10,495	10,452
3/17	10,066	10,489	10,455
4/17	10,127	10,570	10,523
5/17	10,170	10,651	10,589
6/17	10,125	10,641	10,547
7/17	10,173	10,687	10,594
8/17	10,231	10,782	10,672
9/17	10,196	10,731	10,648
10/17	10,186	10,737	10,644
11/17	10,158	10,723	10,629
12/17	10,171	10,773	10,664
1/18	10,046	10,649	10,539
2/18	9,988	10,548	10,470
3/18	10,031	10,615	10,536
4/18	10,004	10,536	10,484
5/18	10,067	10,611	10,557
6/18	10,061	10,598	10,562
7/18	10,043	10,601	10,551
8/18	10,107	10,669	10,615
9/18	10,036	10,600	10,549
10/18	9,977	10,517	10,483
11/18	10,061	10,579	10,577
12/18	10,223	10,774	10,769
1/19	10,306	10,888	10,855
2/19	10,296	10,882	10,845
3/19	10,430	11,091	11,003
4/19	10,422	11,094	10,996
5/19	10,558	11,291	11,138
6/19	10,650	11,432	11,218
7/19	10,683	11,458	11,264
8/19	10,798	11,755	11,364
9/19	10,786	11,692	11,372
10/19	10,828	11,727	11,412
11/19	10,830	11,721	11,422
12/19	10,853	11,713	11,453
1/20	10,938	11,938	11,533
2/20	11,042	12,153	11,653
3/20	10,918	12,082	11,776
4/20	11,032	12,297	11,851
5/20	11,082	12,354	11,865
6/20	11,078	12,432	11,855
7/20	11,106	12,617	11,876
8/20	11,121	12,515	11,880
9/20	11,126	12,509	11,868
10/20	11,133	12,453	11,863
11/20	11,087	12,575	11,871
12/20	11,123	12,592	11,897
1/21	11,146	12,502	11,906
2/21	11,093	12,321	11,826
3/21	11,039	12,168	11,766
4/21	11,091	12,264	11,831
5/21	11,057	12,304	11,810
6/21	11,043	12,390	11,805
7/21	11,094	12,529	11,879
8/21	11,071	12,505	11,860
9/21	11,027	12,397	11,817
10/21	10,973	12,393	11,794
11/21	10,943	12,430	11,783
12/21	10,923	12,398	11,773
1/22	10,763	12,131	11,598
2/22	10,678	11,996	11,486
3/22	10,381	11,662	11,187
4/22	10,041	11,220	10,795
5/22	10,139	11,292	10,914
6/22	9,969	11,115	10,739
7/22	10,271	11,387	11,084
8/22	9,929	11,065	10,705
9/22	9,421	10,587	10,165
10/22	9,286	10,450	10,020
11/22	9,661	10,834	10,428
12/22	9,598	10,785	10,382
1/23	9,910	11,117	10,724
2/23	9,636	10,829	10,441
3/23	9,844	11,104	10,645
4/23	9,895	11,172	10,700
5/23	9,796	11,050	10,621
6/23	9,743	11,011	10,576
7/23	9,719	11,003	10,568
8/23	9,630	10,933	10,481
9/23	9,322	10,655	10,147
10/23	9,132	10,487	9,938
11/23	9,619	10,962	10,456
12/23	10,023	11,381	10,906
1/24	9,979	11,350	10,856
2/24	9,810	11,190	10,679
3/24	9,899	11,293	10,792
4/24	9,595	11,008	10,466
5/24	9,787	11,194	10,675
6/24	9,899	11,300	10,800
7/24	10,159	11,564	11,084
8/24	10,331	11,731	11,263
9/24	10,443	11,888	11,397
10/24	10,105	11,593	11,074

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	10.66%	-1.37%	0.33%
Class A Shares Including Sales Charge	8.17%	-1.82%	0.10%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Agency Fixed Rate MBS Index	11.44%	-0.60%	1.03%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 665,009,000
Holdings Count | Holding		351
Advisory Fees Paid, Amount		$ 3,247,000
InvestmentCompanyPortfolioTurnover		233.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$665,009 Total Number of Portfolio Holdings351 Portfolio Turnover Rate 233.7% Total Advisory Fees Paid (amount in thousands)$3,247
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	90.93%
Bonds	31.72%
Investment Companies	0.49%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000113845
Shareholder Report [Line Items]
Fund Name		Government & High Quality Bond Fund
Class Name		Class J
Trading Symbol		PMRJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$87	0.83%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to asset-backed securities ("ABS"), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities ("MBS"). Fundamentals remained favorable for the MBS market for the majority of 2024. The technical environment improved in 2024. Money managers maintained a strong bid for MBS and generally held overweight MBS allocations throughout the year. Year over year the Bloomberg U.S. Agency Fixed Rate MBS Index ("Index") spreads moved from 75 basis points ("bps") to 49bps. Current coupon spreads to UST 5/10yr performed similarly moving from at 178bps to 154bps year over year. The Fund’s out-of-Index allocation to the agency collateralized mortgage-backed securities sector ("CMO") was the primary contributor to performance for the year. The Fund underweight position to the 15-year and 20-year portion of the Index also contributed to performance. The Fund’s relative duration versus the Index contributed to performance for the year as the Fund was generally positioned longer than the Index. Security selection/coupon allocation detracted from performance for the year as the Fund maintained an underweight position to the lowest coupons in the Index (i.e. Conventional/Ginnie Mae 1.5%-2.5%). The Fund utilization of short-duration ABS detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $10,299	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Agency Fixed Rate MBS Index $11,074
10/14	10,000	10,000	10,000
11/14	10,044	10,071	10,066
12/14	10,056	10,080	10,082
1/15	10,149	10,292	10,168
2/15	10,113	10,195	10,151
3/15	10,151	10,242	10,189
4/15	10,163	10,206	10,193
5/15	10,177	10,181	10,191
6/15	10,099	10,070	10,112
7/15	10,152	10,140	10,177
8/15	10,139	10,125	10,185
9/15	10,183	10,194	10,245
10/15	10,175	10,196	10,252
11/15	10,138	10,169	10,238
12/15	10,116	10,136	10,235
1/16	10,263	10,275	10,368
2/16	10,301	10,348	10,407
3/16	10,321	10,443	10,437
4/16	10,352	10,483	10,454
5/16	10,325	10,486	10,468
6/16	10,451	10,674	10,553
7/16	10,446	10,742	10,575
8/16	10,421	10,730	10,587
9/16	10,483	10,723	10,616
10/16	10,453	10,641	10,588
11/16	10,273	10,390	10,406
12/16	10,251	10,404	10,406
1/17	10,253	10,425	10,402
2/17	10,293	10,495	10,452
3/17	10,280	10,489	10,455
4/17	10,340	10,570	10,523
5/17	10,393	10,651	10,589
6/17	10,347	10,641	10,547
7/17	10,396	10,687	10,594
8/17	10,455	10,782	10,672
9/17	10,419	10,731	10,648
10/17	10,399	10,737	10,644
11/17	10,371	10,723	10,629
12/17	10,384	10,773	10,664
1/18	10,266	10,649	10,539
2/18	10,207	10,548	10,470
3/18	10,251	10,615	10,536
4/18	10,223	10,536	10,484
5/18	10,287	10,611	10,557
6/18	10,281	10,598	10,562
7/18	10,262	10,601	10,551
8/18	10,317	10,669	10,615
9/18	10,254	10,600	10,549
10/18	10,193	10,517	10,483
11/18	10,277	10,579	10,577
12/18	10,442	10,774	10,769
1/19	10,516	10,888	10,855
2/19	10,516	10,882	10,845
3/19	10,652	11,091	11,003
4/19	10,632	11,094	10,996
5/19	10,781	11,291	11,138
6/19	10,874	11,432	11,218
7/19	10,907	11,458	11,264
8/19	11,023	11,755	11,364
9/19	11,011	11,692	11,372
10/19	11,054	11,727	11,412
11/19	11,055	11,721	11,422
12/19	11,078	11,713	11,453
1/20	11,164	11,938	11,533
2/20	11,270	12,153	11,653
3/20	11,132	12,082	11,776
4/20	11,259	12,297	11,851
5/20	11,300	12,354	11,865
6/20	11,305	12,432	11,855
7/20	11,334	12,617	11,876
8/20	11,349	12,515	11,880
9/20	11,354	12,509	11,868
10/20	11,362	12,453	11,863
11/20	11,314	12,575	11,871
12/20	11,351	12,592	11,897
1/21	11,374	12,502	11,906
2/21	11,309	12,321	11,826
3/21	11,264	12,168	11,766
4/21	11,306	12,264	11,831
5/21	11,270	12,304	11,810
6/21	11,267	12,390	11,805
7/21	11,318	12,529	11,879
8/21	11,284	12,505	11,860
9/21	11,250	12,397	11,817
10/21	11,194	12,393	11,794
11/21	11,164	12,430	11,783
12/21	11,133	12,398	11,773
1/22	10,970	12,131	11,598
2/22	10,893	11,996	11,486
3/22	10,591	11,662	11,187
4/22	10,234	11,220	10,795
5/22	10,334	11,292	10,914
6/22	10,172	11,115	10,739
7/22	10,478	11,387	11,084
8/22	10,130	11,065	10,705
9/22	9,614	10,587	10,165
10/22	9,464	10,450	10,020
11/22	9,856	10,834	10,428
12/22	9,780	10,785	10,382
1/23	10,108	11,117	10,724
2/23	9,818	10,829	10,441
3/23	10,029	11,104	10,645
4/23	10,081	11,172	10,700
5/23	9,991	11,050	10,621
6/23	9,936	11,011	10,576
7/23	9,911	11,003	10,568
8/23	9,820	10,933	10,481
9/23	9,495	10,655	10,147
10/23	9,302	10,487	9,938
11/23	9,796	10,962	10,456
12/23	10,217	11,381	10,906
1/24	10,161	11,350	10,856
2/24	10,000	11,190	10,679
3/24	10,079	11,293	10,792
4/24	9,770	11,008	10,466
5/24	9,966	11,194	10,675
6/24	10,090	11,300	10,800
7/24	10,355	11,564	11,084
8/24	10,529	11,731	11,263
9/24	10,642	11,888	11,397
10/24	10,299	11,593	11,074

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	10.72%	-1.40%	0.30%
Class J Shares Including Sales Charge	9.72%	-1.40%	0.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Agency Fixed Rate MBS Index	11.44%	-0.60%	1.03%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 665,009,000
Holdings Count | Holding		351
Advisory Fees Paid, Amount		$ 3,247,000
InvestmentCompanyPortfolioTurnover		233.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$665,009 Total Number of Portfolio Holdings351 Portfolio Turnover Rate 233.7% Total Advisory Fees Paid (amount in thousands)$3,247
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	90.93%
Bonds	31.72%
Investment Companies	0.49%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038763
Shareholder Report [Line Items]
Fund Name		Government & High Quality Bond Fund
Class Name		Institutional
Trading Symbol		PMRIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$56	0.53%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to asset-backed securities ("ABS"), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities ("MBS"). Fundamentals remained favorable for the MBS market for the majority of 2024. The technical environment improved in 2024. Money managers maintained a strong bid for MBS and generally held overweight MBS allocations throughout the year. Year over year the Bloomberg U.S. Agency Fixed Rate MBS Index ("Index") spreads moved from 75 basis points ("bps") to 49bps. Current coupon spreads to UST 5/10yr performed similarly moving from at 178bps to 154bps year over year. The Fund’s out-of-Index allocation to the agency collateralized mortgage-backed securities sector ("CMO") was the primary contributor to performance for the year. The Fund underweight position to the 15-year and 20-year portion of the Index also contributed to performance. The Fund’s relative duration versus the Index contributed to performance for the year as the Fund was generally positioned longer than the Index. Security selection/coupon allocation detracted from performance for the year as the Fund maintained an underweight position to the lowest coupons in the Index (i.e. Conventional/Ginnie Mae 1.5%-2.5%). The Fund utilization of short-duration ABS detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $10,627	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Agency Fixed Rate MBS Index $11,074
10/14	10,000	10,000	10,000
11/14	10,047	10,071	10,066
12/14	10,063	10,080	10,082
1/15	10,159	10,292	10,168
2/15	10,125	10,195	10,151
3/15	10,167	10,242	10,189
4/15	10,182	10,206	10,193
5/15	10,199	10,181	10,191
6/15	10,123	10,070	10,112
7/15	10,178	10,140	10,177
8/15	10,168	10,125	10,185
9/15	10,214	10,194	10,245
10/15	10,208	10,196	10,252
11/15	10,173	10,169	10,238
12/15	10,154	10,136	10,235
1/16	10,304	10,275	10,368
2/16	10,344	10,348	10,407
3/16	10,367	10,443	10,437
4/16	10,400	10,483	10,454
5/16	10,376	10,486	10,468
6/16	10,506	10,674	10,553
7/16	10,503	10,742	10,575
8/16	10,480	10,730	10,587
9/16	10,546	10,723	10,616
10/16	10,518	10,641	10,588
11/16	10,339	10,390	10,406
12/16	10,320	10,404	10,406
1/17	10,324	10,425	10,402
2/17	10,366	10,495	10,452
3/17	10,356	10,489	10,455
4/17	10,419	10,570	10,523
5/17	10,475	10,651	10,589
6/17	10,431	10,641	10,547
7/17	10,482	10,687	10,594
8/17	10,545	10,782	10,672
9/17	10,511	10,731	10,648
10/17	10,492	10,737	10,644
11/17	10,466	10,723	10,629
12/17	10,483	10,773	10,664
1/18	10,367	10,649	10,539
2/18	10,309	10,548	10,470
3/18	10,356	10,615	10,536
4/18	10,330	10,536	10,484
5/18	10,398	10,611	10,557
6/18	10,393	10,598	10,562
7/18	10,378	10,601	10,551
8/18	10,436	10,669	10,615
9/18	10,375	10,600	10,549
10/18	10,317	10,517	10,483
11/18	10,406	10,579	10,577
12/18	10,577	10,774	10,769
1/19	10,654	10,888	10,855
2/19	10,657	10,882	10,845
3/19	10,798	11,091	11,003
4/19	10,781	11,094	10,996
5/19	10,936	11,291	11,138
6/19	11,034	11,432	11,218
7/19	11,070	11,458	11,264
8/19	11,192	11,755	11,364
9/19	11,182	11,692	11,372
10/19	11,229	11,727	11,412
11/19	11,234	11,721	11,422
12/19	11,260	11,713	11,453
1/20	11,351	11,938	11,533
2/20	11,461	12,153	11,653
3/20	11,324	12,082	11,776
4/20	11,456	12,297	11,851
5/20	11,500	12,354	11,865
6/20	11,509	12,432	11,855
7/20	11,541	12,617	11,876
8/20	11,559	12,515	11,880
9/20	11,566	12,509	11,868
10/20	11,576	12,453	11,863
11/20	11,529	12,575	11,871
12/20	11,570	12,592	11,897
1/21	11,596	12,502	11,906
2/21	11,532	12,321	11,826
3/21	11,489	12,168	11,766
4/21	11,535	12,264	11,831
5/21	11,501	12,304	11,810
6/21	11,501	12,390	11,805
7/21	11,556	12,529	11,879
8/21	11,525	12,505	11,860
9/21	11,492	12,397	11,817
10/21	11,438	12,393	11,794
11/21	11,409	12,430	11,783
12/21	11,381	12,398	11,773
1/22	11,216	12,131	11,598
2/22	11,140	11,996	11,486
3/22	10,833	11,662	11,187
4/22	10,471	11,220	10,795
5/22	10,586	11,292	10,914
6/22	10,412	11,115	10,739
7/22	10,728	11,387	11,084
8/22	10,374	11,065	10,705
9/22	9,848	10,587	10,165
10/22	9,697	10,450	10,020
11/22	10,103	10,834	10,428
12/22	10,028	10,785	10,382
1/23	10,368	11,117	10,724
2/23	10,084	10,829	10,441
3/23	10,304	11,104	10,645
4/23	10,349	11,172	10,700
5/23	10,260	11,050	10,621
6/23	10,207	11,011	10,576
7/23	10,185	11,003	10,568
8/23	10,095	10,933	10,481
9/23	9,764	10,655	10,147
10/23	9,579	10,487	9,938
11/23	10,079	10,962	10,456
12/23	10,516	11,381	10,906
1/24	10,473	11,350	10,856
2/24	10,298	11,190	10,679
3/24	10,394	11,293	10,792
4/24	10,078	11,008	10,466
5/24	10,271	11,194	10,675
6/24	10,401	11,300	10,800
7/24	10,677	11,564	11,084
8/24	10,859	11,731	11,263
9/24	10,979	11,888	11,397
10/24	10,627	11,593	11,074

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	10.93%	-1.10%	0.61%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Agency Fixed Rate MBS Index	11.44%	-0.60%	1.03%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 665,009,000
Holdings Count | Holding		351
Advisory Fees Paid, Amount		$ 3,247,000
InvestmentCompanyPortfolioTurnover		233.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$665,009 Total Number of Portfolio Holdings351 Portfolio Turnover Rate 233.7% Total Advisory Fees Paid (amount in thousands)$3,247
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	90.93%
Bonds	31.72%
Investment Companies	0.49%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000113840
Shareholder Report [Line Items]
Fund Name		Government & High Quality Bond Fund
Class Name		R-1
Trading Symbol		PMGRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$136	1.29%

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		1.29%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to asset-backed securities ("ABS"), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities ("MBS"). Fundamentals remained favorable for the MBS market for the majority of 2024. The technical environment improved in 2024. Money managers maintained a strong bid for MBS and generally held overweight MBS allocations throughout the year. Year over year the Bloomberg U.S. Agency Fixed Rate MBS Index ("Index") spreads moved from 75 basis points ("bps") to 49bps. Current coupon spreads to UST 5/10yr performed similarly moving from at 178bps to 154bps year over year. The Fund’s out-of-Index allocation to the agency collateralized mortgage-backed securities sector ("CMO") was the primary contributor to performance for the year. The Fund underweight position to the 15-year and 20-year portion of the Index also contributed to performance. The Fund’s relative duration versus the Index contributed to performance for the year as the Fund was generally positioned longer than the Index. Security selection/coupon allocation detracted from performance for the year as the Fund maintained an underweight position to the lowest coupons in the Index (i.e. Conventional/Ginnie Mae 1.5%-2.5%). The Fund utilization of short-duration ABS detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $9,837	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Agency Fixed Rate MBS Index $11,074
10/14	10,000	10,000	10,000
11/14	10,050	10,071	10,066
12/14	10,059	10,080	10,082
1/15	10,148	10,292	10,168
2/15	10,109	10,195	10,151
3/15	10,144	10,242	10,189
4/15	10,152	10,206	10,193
5/15	10,162	10,181	10,191
6/15	10,080	10,070	10,112
7/15	10,129	10,140	10,177
8/15	10,112	10,125	10,185
9/15	10,142	10,194	10,245
10/15	10,140	10,196	10,252
11/15	10,099	10,169	10,238
12/15	10,072	10,136	10,235
1/16	10,215	10,275	10,368
2/16	10,239	10,348	10,407
3/16	10,265	10,443	10,437
4/16	10,291	10,483	10,454
5/16	10,261	10,486	10,468
6/16	10,382	10,674	10,553
7/16	10,373	10,742	10,575
8/16	10,344	10,730	10,587
9/16	10,402	10,723	10,616
10/16	10,368	10,641	10,588
11/16	10,186	10,390	10,406
12/16	10,160	10,404	10,406
1/17	10,158	10,425	10,402
2/17	10,193	10,495	10,452
3/17	10,176	10,489	10,455
4/17	10,232	10,570	10,523
5/17	10,280	10,651	10,589
6/17	10,230	10,641	10,547
7/17	10,275	10,687	10,594
8/17	10,329	10,782	10,672
9/17	10,290	10,731	10,648
10/17	10,265	10,737	10,644
11/17	10,233	10,723	10,629
12/17	10,242	10,773	10,664
1/18	10,122	10,649	10,539
2/18	10,060	10,548	10,470
3/18	10,100	10,615	10,536
4/18	10,068	10,536	10,484
5/18	10,118	10,611	10,557
6/18	10,117	10,598	10,562
7/18	10,085	10,601	10,551
8/18	10,145	10,669	10,615
9/18	10,070	10,600	10,549
10/18	10,007	10,517	10,483
11/18	10,087	10,579	10,577
12/18	10,256	10,774	10,769
1/19	10,325	10,888	10,855
2/19	10,321	10,882	10,845
3/19	10,451	11,091	11,003
4/19	10,428	11,094	10,996
5/19	10,570	11,291	11,138
6/19	10,659	11,432	11,218
7/19	10,677	11,458	11,264
8/19	10,797	11,755	11,364
9/19	10,782	11,692	11,372
10/19	10,820	11,727	11,412
11/19	10,817	11,721	11,422
12/19	10,835	11,713	11,453
1/20	10,906	11,938	11,533
2/20	11,015	12,153	11,653
3/20	10,877	12,082	11,776
4/20	10,996	12,297	11,851
5/20	11,032	12,354	11,865
6/20	11,033	12,432	11,855
7/20	11,056	12,617	11,876
8/20	11,057	12,515	11,880
9/20	11,057	12,509	11,868
10/20	11,069	12,453	11,863
11/20	11,018	12,575	11,871
12/20	11,049	12,592	11,897
1/21	11,067	12,502	11,906
2/21	11,000	12,321	11,826
3/21	10,951	12,168	11,766
4/21	10,988	12,264	11,831
5/21	10,949	12,304	11,810
6/21	10,931	12,390	11,805
7/21	10,987	12,529	11,879
8/21	10,950	12,505	11,860
9/21	10,912	12,397	11,817
10/21	10,843	12,393	11,794
11/21	10,809	12,430	11,783
12/21	10,785	12,398	11,773
1/22	10,622	12,131	11,598
2/22	10,534	11,996	11,486
3/22	10,237	11,662	11,187
4/22	9,898	11,220	10,795
5/22	9,990	11,292	10,914
6/22	9,830	11,115	10,739
7/22	10,122	11,387	11,084
8/22	9,771	11,065	10,705
9/22	9,269	10,587	10,165
10/22	9,133	10,450	10,020
11/22	9,497	10,834	10,428
12/22	9,432	10,785	10,382
1/23	9,745	11,117	10,724
2/23	9,462	10,829	10,441
3/23	9,662	11,104	10,645
4/23	9,709	11,172	10,700
5/23	9,609	11,050	10,621
6/23	9,552	11,011	10,576
7/23	9,526	11,003	10,568
8/23	9,425	10,933	10,481
9/23	9,120	10,655	10,147
10/23	8,932	10,487	9,938
11/23	9,404	10,962	10,456
12/23	9,805	11,381	10,906
1/24	9,747	11,350	10,856
2/24	9,579	11,190	10,679
3/24	9,664	11,293	10,792
4/24	9,365	11,008	10,466
5/24	9,548	11,194	10,675
6/24	9,653	11,300	10,800
7/24	9,903	11,564	11,084
8/24	10,065	11,731	11,263
9/24	10,170	11,888	11,397
10/24	9,837	11,593	11,074

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	10.14%	-1.89%	-0.16%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Agency Fixed Rate MBS Index	11.44%	-0.60%	1.03%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 665,009,000
Holdings Count | Holding		351
Advisory Fees Paid, Amount		$ 3,247,000
InvestmentCompanyPortfolioTurnover		233.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$665,009 Total Number of Portfolio Holdings351 Portfolio Turnover Rate 233.7% Total Advisory Fees Paid (amount in thousands)$3,247
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	90.93%
Bonds	31.72%
Investment Companies	0.49%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000113842
Shareholder Report [Line Items]
Fund Name		Government & High Quality Bond Fund
Class Name		R-3
Trading Symbol		PRCMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$103	0.98%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.98%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to asset-backed securities ("ABS"), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities ("MBS"). Fundamentals remained favorable for the MBS market for the majority of 2024. The technical environment improved in 2024. Money managers maintained a strong bid for MBS and generally held overweight MBS allocations throughout the year. Year over year the Bloomberg U.S. Agency Fixed Rate MBS Index ("Index") spreads moved from 75 basis points ("bps") to 49bps. Current coupon spreads to UST 5/10yr performed similarly moving from at 178bps to 154bps year over year. The Fund’s out-of-Index allocation to the agency collateralized mortgage-backed securities sector ("CMO") was the primary contributor to performance for the year. The Fund underweight position to the 15-year and 20-year portion of the Index also contributed to performance. The Fund’s relative duration versus the Index contributed to performance for the year as the Fund was generally positioned longer than the Index. Security selection/coupon allocation detracted from performance for the year as the Fund maintained an underweight position to the lowest coupons in the Index (i.e. Conventional/Ginnie Mae 1.5%-2.5%). The Fund utilization of short-duration ABS detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $10,166	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Agency Fixed Rate MBS Index $11,074
10/14	10,000	10,000	10,000
11/14	10,053	10,071	10,066
12/14	10,055	10,080	10,082
1/15	10,156	10,292	10,168
2/15	10,119	10,195	10,151
3/15	10,157	10,242	10,189
4/15	10,168	10,206	10,193
5/15	10,171	10,181	10,191
6/15	10,092	10,070	10,112
7/15	10,152	10,140	10,177
8/15	10,138	10,125	10,185
9/15	10,171	10,194	10,245
10/15	10,162	10,196	10,252
11/15	10,133	10,169	10,238
12/15	10,099	10,136	10,235
1/16	10,255	10,275	10,368
2/16	10,281	10,348	10,407
3/16	10,310	10,443	10,437
4/16	10,329	10,483	10,454
5/16	10,311	10,486	10,468
6/16	10,436	10,674	10,553
7/16	10,429	10,742	10,575
8/16	10,403	10,730	10,587
9/16	10,455	10,723	10,616
10/16	10,432	10,641	10,588
11/16	10,252	10,390	10,406
12/16	10,228	10,404	10,406
1/17	10,229	10,425	10,402
2/17	10,267	10,495	10,452
3/17	10,252	10,489	10,455
4/17	10,311	10,570	10,523
5/17	10,362	10,651	10,589
6/17	10,315	10,641	10,547
7/17	10,352	10,687	10,594
8/17	10,420	10,782	10,672
9/17	10,383	10,731	10,648
10/17	10,361	10,737	10,644
11/17	10,331	10,723	10,629
12/17	10,343	10,773	10,664
1/18	10,225	10,649	10,539
2/18	10,164	10,548	10,470
3/18	10,197	10,615	10,536
4/18	10,168	10,536	10,484
5/18	10,230	10,611	10,557
6/18	10,232	10,598	10,562
7/18	10,203	10,601	10,551
8/18	10,266	10,669	10,615
9/18	10,193	10,600	10,549
10/18	10,132	10,517	10,483
11/18	10,215	10,579	10,577
12/18	10,389	10,774	10,769
1/19	10,461	10,888	10,855
2/19	10,450	10,882	10,845
3/19	10,595	11,091	11,003
4/19	10,574	11,094	10,996
5/19	10,722	11,291	11,138
6/19	10,813	11,432	11,218
7/19	10,835	11,458	11,264
8/19	10,960	11,755	11,364
9/19	10,947	11,692	11,372
10/19	10,988	11,727	11,412
11/19	10,989	11,721	11,422
12/19	11,000	11,713	11,453
1/20	11,084	11,938	11,533
2/20	11,198	12,153	11,653
3/20	11,061	12,082	11,776
4/20	11,185	12,297	11,851
5/20	11,224	12,354	11,865
6/20	11,228	12,432	11,855
7/20	11,255	12,617	11,876
8/20	11,258	12,515	11,880
9/20	11,261	12,509	11,868
10/20	11,276	12,453	11,863
11/20	11,227	12,575	11,871
12/20	11,262	12,592	11,897
1/21	11,283	12,502	11,906
2/21	11,217	12,321	11,826
3/21	11,171	12,168	11,766
4/21	11,211	12,264	11,831
5/21	11,174	12,304	11,810
6/21	11,159	12,390	11,805
7/21	11,219	12,529	11,879
8/21	11,184	12,505	11,860
9/21	11,148	12,397	11,817
10/21	11,080	12,393	11,794
11/21	11,059	12,430	11,783
12/21	11,027	12,398	11,773
1/22	10,864	12,131	11,598
2/22	10,776	11,996	11,486
3/22	10,475	11,662	11,187
4/22	10,131	11,220	10,795
5/22	10,228	11,292	10,914
6/22	10,066	11,115	10,739
7/22	10,368	11,387	11,084
8/22	10,011	11,065	10,705
9/22	9,500	10,587	10,165
10/22	9,362	10,450	10,020
11/22	9,738	10,834	10,428
12/22	9,673	10,785	10,382
1/23	9,997	11,117	10,724
2/23	9,709	10,829	10,441
3/23	9,917	11,104	10,645
4/23	9,968	11,172	10,700
5/23	9,867	11,050	10,621
6/23	9,823	11,011	10,576
7/23	9,799	11,003	10,568
8/23	9,698	10,933	10,481
9/23	9,387	10,655	10,147
10/23	9,195	10,487	9,938
11/23	9,683	10,962	10,456
12/23	10,099	11,381	10,906
1/24	10,042	11,350	10,856
2/24	9,871	11,190	10,679
3/24	9,959	11,293	10,792
4/24	9,653	11,008	10,466
5/24	9,844	11,194	10,675
6/24	9,955	11,300	10,800
7/24	10,226	11,564	11,084
8/24	10,385	11,731	11,263
9/24	10,507	11,888	11,397
10/24	10,166	11,593	11,074

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	10.56%	-1.54%	0.17%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Agency Fixed Rate MBS Index	11.44%	-0.60%	1.03%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 665,009,000
Holdings Count | Holding		351
Advisory Fees Paid, Amount		$ 3,247,000
InvestmentCompanyPortfolioTurnover		233.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$665,009 Total Number of Portfolio Holdings351 Portfolio Turnover Rate 233.7% Total Advisory Fees Paid (amount in thousands)$3,247
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	90.93%
Bonds	31.72%
Investment Companies	0.49%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000113843
Shareholder Report [Line Items]
Fund Name		Government & High Quality Bond Fund
Class Name		R-4
Trading Symbol		PMRDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$83	0.79%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to asset-backed securities ("ABS"), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities ("MBS"). Fundamentals remained favorable for the MBS market for the majority of 2024. The technical environment improved in 2024. Money managers maintained a strong bid for MBS and generally held overweight MBS allocations throughout the year. Year over year the Bloomberg U.S. Agency Fixed Rate MBS Index ("Index") spreads moved from 75 basis points ("bps") to 49bps. Current coupon spreads to UST 5/10yr performed similarly moving from at 178bps to 154bps year over year. The Fund’s out-of-Index allocation to the agency collateralized mortgage-backed securities sector ("CMO") was the primary contributor to performance for the year. The Fund underweight position to the 15-year and 20-year portion of the Index also contributed to performance. The Fund’s relative duration versus the Index contributed to performance for the year as the Fund was generally positioned longer than the Index. Security selection/coupon allocation detracted from performance for the year as the Fund maintained an underweight position to the lowest coupons in the Index (i.e. Conventional/Ginnie Mae 1.5%-2.5%). The Fund utilization of short-duration ABS detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $10,371	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Agency Fixed Rate MBS Index $11,074
10/14	10,000	10,000	10,000
11/14	10,054	10,071	10,066
12/14	10,067	10,080	10,082
1/15	10,161	10,292	10,168
2/15	10,125	10,195	10,151
3/15	10,164	10,242	10,189
4/15	10,177	10,206	10,193
5/15	10,191	10,181	10,191
6/15	10,113	10,070	10,112
7/15	10,167	10,140	10,177
8/15	10,154	10,125	10,185
9/15	10,198	10,194	10,245
10/15	10,190	10,196	10,252
11/15	10,153	10,169	10,238
12/15	10,131	10,136	10,235
1/16	10,279	10,275	10,368
2/16	10,316	10,348	10,407
3/16	10,337	10,443	10,437
4/16	10,368	10,483	10,454
5/16	10,342	10,486	10,468
6/16	10,468	10,674	10,553
7/16	10,464	10,742	10,575
8/16	10,439	10,730	10,587
9/16	10,502	10,723	10,616
10/16	10,471	10,641	10,588
11/16	10,292	10,390	10,406
12/16	10,270	10,404	10,406
1/17	10,272	10,425	10,402
2/17	10,312	10,495	10,452
3/17	10,299	10,489	10,455
4/17	10,360	10,570	10,523
5/17	10,413	10,651	10,589
6/17	10,367	10,641	10,547
7/17	10,416	10,687	10,594
8/17	10,476	10,782	10,672
9/17	10,440	10,731	10,648
10/17	10,419	10,737	10,644
11/17	10,391	10,723	10,629
12/17	10,405	10,773	10,664
1/18	10,288	10,649	10,539
2/18	10,228	10,548	10,470
3/18	10,273	10,615	10,536
4/18	10,245	10,536	10,484
5/18	10,310	10,611	10,557
6/18	10,303	10,598	10,562
7/18	10,286	10,601	10,551
8/18	10,341	10,669	10,615
9/18	10,278	10,600	10,549
10/18	10,219	10,517	10,483
11/18	10,304	10,579	10,577
12/18	10,471	10,774	10,769
1/19	10,556	10,888	10,855
2/19	10,546	10,882	10,845
3/19	10,683	11,091	11,003
4/19	10,675	11,094	10,996
5/19	10,814	11,291	11,138
6/19	10,909	11,432	11,218
7/19	10,942	11,458	11,264
8/19	11,060	11,755	11,364
9/19	11,049	11,692	11,372
10/19	11,092	11,727	11,412
11/19	11,094	11,721	11,422
12/19	11,118	11,713	11,453
1/20	11,205	11,938	11,533
2/20	11,311	12,153	11,653
3/20	11,185	12,082	11,776
4/20	11,312	12,297	11,851
5/20	11,353	12,354	11,865
6/20	11,349	12,432	11,855
7/20	11,388	12,617	11,876
8/20	11,393	12,515	11,880
9/20	11,398	12,509	11,868
10/20	11,405	12,453	11,863
11/20	11,367	12,575	11,871
12/20	11,394	12,592	11,897
1/21	11,417	12,502	11,906
2/21	11,363	12,321	11,826
3/21	11,317	12,168	11,766
4/21	11,360	12,264	11,831
5/21	11,324	12,304	11,810
6/21	11,311	12,390	11,805
7/21	11,362	12,529	11,879
8/21	11,339	12,505	11,860
9/21	11,294	12,397	11,817
10/21	11,238	12,393	11,794
11/21	11,207	12,430	11,783
12/21	11,177	12,398	11,773
1/22	11,024	12,131	11,598
2/22	10,936	11,996	11,486
3/22	10,633	11,662	11,187
4/22	10,275	11,220	10,795
5/22	10,386	11,292	10,914
6/22	10,212	11,115	10,739
7/22	10,520	11,387	11,084
8/22	10,171	11,065	10,705
9/22	9,653	10,587	10,165
10/22	9,504	10,450	10,020
11/22	9,899	10,834	10,428
12/22	9,824	10,785	10,382
1/23	10,154	11,117	10,724
2/23	9,874	10,829	10,441
3/23	10,087	11,104	10,645
4/23	10,129	11,172	10,700
5/23	10,039	11,050	10,621
6/23	9,985	11,011	10,576
7/23	9,962	11,003	10,568
8/23	9,872	10,933	10,481
9/23	9,546	10,655	10,147
10/23	9,364	10,487	9,938
11/23	9,861	10,962	10,456
12/23	10,275	11,381	10,906
1/24	10,230	11,350	10,856
2/24	10,057	11,190	10,679
3/24	10,148	11,293	10,792
4/24	9,839	11,008	10,466
5/24	10,035	11,194	10,675
6/24	10,149	11,300	10,800
7/24	10,427	11,564	11,084
8/24	10,591	11,731	11,263
9/24	10,705	11,888	11,397
10/24	10,371	11,593	11,074

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	10.76%	-1.33%	0.37%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Agency Fixed Rate MBS Index	11.44%	-0.60%	1.03%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 665,009,000
Holdings Count | Holding		351
Advisory Fees Paid, Amount		$ 3,247,000
InvestmentCompanyPortfolioTurnover		233.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$665,009 Total Number of Portfolio Holdings351 Portfolio Turnover Rate 233.7% Total Advisory Fees Paid (amount in thousands)$3,247
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	90.93%
Bonds	31.72%
Investment Companies	0.49%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000113844
Shareholder Report [Line Items]
Fund Name		Government & High Quality Bond Fund
Class Name		R-5
Trading Symbol		PMREX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$71	0.67%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to asset-backed securities ("ABS"), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities ("MBS"). Fundamentals remained favorable for the MBS market for the majority of 2024. The technical environment improved in 2024. Money managers maintained a strong bid for MBS and generally held overweight MBS allocations throughout the year. Year over year the Bloomberg U.S. Agency Fixed Rate MBS Index ("Index") spreads moved from 75 basis points ("bps") to 49bps. Current coupon spreads to UST 5/10yr performed similarly moving from at 178bps to 154bps year over year. The Fund’s out-of-Index allocation to the agency collateralized mortgage-backed securities sector ("CMO") was the primary contributor to performance for the year. The Fund underweight position to the 15-year and 20-year portion of the Index also contributed to performance. The Fund’s relative duration versus the Index contributed to performance for the year as the Fund was generally positioned longer than the Index. Security selection/coupon allocation detracted from performance for the year as the Fund maintained an underweight position to the lowest coupons in the Index (i.e. Conventional/Ginnie Mae 1.5%-2.5%). The Fund utilization of short-duration ABS detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $10,474	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Agency Fixed Rate MBS Index $11,074
10/14	10,000	10,000	10,000
11/14	10,055	10,071	10,066
12/14	10,060	10,080	10,082
1/15	10,155	10,292	10,168
2/15	10,129	10,195	10,151
3/15	10,160	10,242	10,189
4/15	10,183	10,206	10,193
5/15	10,189	10,181	10,191
6/15	10,112	10,070	10,112
7/15	10,176	10,140	10,177
8/15	10,164	10,125	10,185
9/15	10,200	10,194	10,245
10/15	10,193	10,196	10,252
11/15	10,157	10,169	10,238
12/15	10,136	10,136	10,235
1/16	10,294	10,275	10,368
2/16	10,323	10,348	10,407
3/16	10,355	10,443	10,437
4/16	10,377	10,483	10,454
5/16	10,352	10,486	10,468
6/16	10,480	10,674	10,553
7/16	10,485	10,742	10,575
8/16	10,461	10,730	10,587
9/16	10,516	10,723	10,616
10/16	10,487	10,641	10,588
11/16	10,318	10,390	10,406
12/16	10,287	10,404	10,406
1/17	10,290	10,425	10,402
2/17	10,331	10,495	10,452
3/17	10,329	10,489	10,455
4/17	10,391	10,570	10,523
5/17	10,435	10,651	10,589
6/17	10,390	10,641	10,547
7/17	10,441	10,687	10,594
8/17	10,502	10,782	10,672
9/17	10,467	10,731	10,648
10/17	10,457	10,737	10,644
11/17	10,430	10,723	10,629
12/17	10,445	10,773	10,664
1/18	10,318	10,649	10,539
2/18	10,259	10,548	10,470
3/18	10,305	10,615	10,536
4/18	10,278	10,536	10,484
5/18	10,344	10,611	10,557
6/18	10,339	10,598	10,562
7/18	10,322	10,601	10,551
8/18	10,389	10,669	10,615
9/18	10,317	10,600	10,549
10/18	10,258	10,517	10,483
11/18	10,345	10,579	10,577
12/18	10,513	10,774	10,769
1/19	10,599	10,888	10,855
2/19	10,591	10,882	10,845
3/19	10,729	11,091	11,003
4/19	10,722	11,094	10,996
5/19	10,864	11,291	11,138
6/19	10,959	11,432	11,218
7/19	10,994	11,458	11,264
8/19	11,124	11,755	11,364
9/19	11,114	11,692	11,372
10/19	11,148	11,727	11,412
11/19	11,162	11,721	11,422
12/19	11,176	11,713	11,453
1/20	11,265	11,938	11,533
2/20	11,383	12,153	11,653
3/20	11,247	12,082	11,776
4/20	11,376	12,297	11,851
5/20	11,418	12,354	11,865
6/20	11,425	12,432	11,855
7/20	11,456	12,617	11,876
8/20	11,462	12,515	11,880
9/20	11,468	12,509	11,868
10/20	11,476	12,453	11,863
11/20	11,439	12,575	11,871
12/20	11,467	12,592	11,897
1/21	11,502	12,502	11,906
2/21	11,438	12,321	11,826
3/21	11,393	12,168	11,766
4/21	11,438	12,264	11,831
5/21	11,403	12,304	11,810
6/21	11,390	12,390	11,805
7/21	11,443	12,529	11,879
8/21	11,422	12,505	11,860
9/21	11,377	12,397	11,817
10/21	11,322	12,393	11,794
11/21	11,292	12,430	11,783
12/21	11,273	12,398	11,773
1/22	11,109	12,131	11,598
2/22	11,022	11,996	11,486
3/22	10,717	11,662	11,187
4/22	10,369	11,220	10,795
5/22	10,470	11,292	10,914
6/22	10,297	11,115	10,739
7/22	10,608	11,387	11,084
8/22	10,257	11,065	10,705
9/22	9,736	10,587	10,165
10/22	9,586	10,450	10,020
11/22	9,985	10,834	10,428
12/22	9,922	10,785	10,382
1/23	10,245	11,117	10,724
2/23	9,964	10,829	10,441
3/23	10,179	11,104	10,645
4/23	10,234	11,172	10,700
5/23	10,133	11,050	10,621
6/23	10,080	11,011	10,576
7/23	10,057	11,003	10,568
8/23	9,967	10,933	10,481
9/23	9,651	10,655	10,147
10/23	9,456	10,487	9,938
11/23	9,960	10,962	10,456
12/23	10,378	11,381	10,906
1/24	10,333	11,350	10,856
2/24	10,160	11,190	10,679
3/24	10,253	11,293	10,792
4/24	9,942	11,008	10,466
5/24	10,141	11,194	10,675
6/24	10,257	11,300	10,800
7/24	10,527	11,564	11,084
8/24	10,706	11,731	11,263
9/24	10,822	11,888	11,397
10/24	10,474	11,593	11,074

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	10.77%	-1.24%	0.46%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Agency Fixed Rate MBS Index	11.44%	-0.60%	1.03%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 665,009,000
Holdings Count | Holding		351
Advisory Fees Paid, Amount		$ 3,247,000
InvestmentCompanyPortfolioTurnover		233.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$665,009 Total Number of Portfolio Holdings351 Portfolio Turnover Rate 233.7% Total Advisory Fees Paid (amount in thousands)$3,247
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	90.93%
Bonds	31.72%
Investment Companies	0.49%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000196721
Shareholder Report [Line Items]
Fund Name		Government Money Market Fund
Class Name		Institutional
Trading Symbol		PGVXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Government Money Market Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.19%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.19%
AssetsNet		$ 3,742,025,000
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 4,469,000
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,742,025 Total Number of Portfolio Holdings51 Total Advisory Fees Paid (amount in thousands)$4,469
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	48.83%
Repurchase Agreements	39.28%
U.S. Government & Government Agency Obligations	6.63%
Investment Companies	5.68%
Other Assets and Liabilities	(0.42)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000239771
Shareholder Report [Line Items]
Fund Name		Government Money Market Fund
Class Name		R-6
Trading Symbol		PGWXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Government Money Market Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$14	0.14%

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.14%
AssetsNet		$ 3,742,025,000
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 4,469,000
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,742,025 Total Number of Portfolio Holdings51 Total Advisory Fees Paid (amount in thousands)$4,469
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	48.83%
Repurchase Agreements	39.28%
U.S. Government & Government Agency Obligations	6.63%
Investment Companies	5.68%
Other Assets and Liabilities	(0.42)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019079
Shareholder Report [Line Items]
Fund Name		High Income Fund
Class Name		Institutional
Trading Symbol		PYHIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$64	0.60%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks high current income. Under normal circumstances, the Fund invests primarily in below investment grade bonds and bank loans which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global"). It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. For the year, Polen Capital Credit, LLC ("Polen") was helped by positive selection within capital goods and an underweight to energy names. Post Advisory Group, LLC's ("Post") performance was helped by selection within energy, transportation, and capital goods names. For the year, Post and Polen both underperformed the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. Post’s underperformance was caused by poor selection within consumer non-cyclical and communication names. Polen’s performance was hurt by selection within consumer non-cyclical and basic industry names.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $14,496	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,073
10/14	10,000	10,000	10,000
11/14	9,933	10,071	9,928
12/14	9,809	10,080	9,784
1/15	9,894	10,292	9,849
2/15	10,120	10,195	10,086
3/15	10,039	10,242	10,031
4/15	10,163	10,206	10,152
5/15	10,180	10,181	10,183
6/15	10,028	10,070	10,031
7/15	9,968	10,140	9,973
8/15	9,801	10,125	9,799
9/15	9,533	10,194	9,547
10/15	9,789	10,196	9,808
11/15	9,556	10,169	9,592
12/15	9,345	10,136	9,350
1/16	9,236	10,275	9,200
2/16	9,302	10,348	9,253
3/16	9,609	10,443	9,664
4/16	9,940	10,483	10,042
5/16	9,977	10,486	10,104
6/16	10,046	10,674	10,197
7/16	10,286	10,742	10,473
8/16	10,483	10,730	10,692
9/16	10,534	10,723	10,764
10/16	10,548	10,641	10,805
11/16	10,485	10,390	10,754
12/16	10,655	10,404	10,952
1/17	10,787	10,425	11,111
2/17	10,940	10,495	11,273
3/17	10,905	10,489	11,248
4/17	11,005	10,570	11,377
5/17	11,087	10,651	11,476
6/17	11,071	10,641	11,492
7/17	11,194	10,687	11,619
8/17	11,186	10,782	11,614
9/17	11,276	10,731	11,719
10/17	11,295	10,737	11,768
11/17	11,234	10,723	11,738
12/17	11,269	10,773	11,774
1/18	11,381	10,649	11,844
2/18	11,298	10,548	11,744
3/18	11,237	10,615	11,673
4/18	11,272	10,536	11,749
5/18	11,266	10,611	11,746
6/18	11,276	10,598	11,793
7/18	11,405	10,601	11,921
8/18	11,463	10,669	12,009
9/18	11,517	10,600	12,076
10/18	11,334	10,517	11,883
11/18	11,250	10,579	11,781
12/18	10,963	10,774	11,528
1/19	11,423	10,888	12,050
2/19	11,583	10,882	12,250
3/19	11,684	11,091	12,365
4/19	11,872	11,094	12,541
5/19	11,691	11,291	12,392
6/19	11,905	11,432	12,674
7/19	11,958	11,458	12,746
8/19	11,934	11,755	12,797
9/19	11,949	11,692	12,843
10/19	11,926	11,727	12,879
11/19	11,963	11,721	12,921
12/19	12,249	11,713	13,179
1/20	12,270	11,938	13,183
2/20	12,095	12,153	12,997
3/20	10,691	12,082	11,507
4/20	11,030	12,297	12,029
5/20	11,501	12,354	12,554
6/20	11,596	12,432	12,674
7/20	12,150	12,617	13,264
8/20	12,261	12,515	13,392
9/20	12,184	12,509	13,254
10/20	12,266	12,453	13,319
11/20	12,684	12,575	13,847
12/20	12,913	12,592	14,108
1/21	12,955	12,502	14,155
2/21	12,984	12,321	14,207
3/21	13,026	12,168	14,229
4/21	13,152	12,264	14,383
5/21	13,178	12,304	14,425
6/21	13,345	12,390	14,618
7/21	13,386	12,529	14,673
8/21	13,470	12,505	14,749
9/21	13,470	12,397	14,748
10/21	13,426	12,393	14,722
11/21	13,330	12,430	14,577
12/21	13,564	12,398	14,850
1/22	13,242	12,131	14,445
2/22	13,122	11,996	14,297
3/22	13,031	11,662	14,134
4/22	12,587	11,220	13,632
5/22	12,570	11,292	13,664
6/22	11,770	11,115	12,744
7/22	12,409	11,387	13,495
8/22	12,158	11,065	13,185
9/22	11,671	10,587	12,662
10/22	11,963	10,450	12,991
11/22	12,184	10,834	13,272
12/22	12,076	10,785	13,190
1/23	12,547	11,117	13,692
2/23	12,401	10,829	13,517
3/23	12,533	11,104	13,660
4/23	12,666	11,172	13,798
5/23	12,550	11,050	13,671
6/23	12,768	11,011	13,899
7/23	12,956	11,003	14,092
8/23	12,969	10,933	14,133
9/23	12,824	10,655	13,964
10/23	12,667	10,487	13,800
11/23	13,194	10,962	14,425
12/23	13,648	11,381	14,963
1/24	13,673	11,350	14,962
2/24	13,700	11,190	15,006
3/24	13,878	11,293	15,183
4/24	13,757	11,008	15,041
5/24	13,921	11,194	15,206
6/24	14,036	11,300	15,350
7/24	14,289	11,564	15,648
8/24	14,501	11,731	15,903
9/24	14,672	11,888	16,161
10/24	14,496	11,593	16,073

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	14.44%	3.98%	3.78%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	16.47%	4.53%	4.86%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 598,450,000
Holdings Count | Holding		1,310
Advisory Fees Paid, Amount		$ 19,235,000
InvestmentCompanyPortfolioTurnover		73.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$598,450 Total Number of Portfolio Holdings1,310 Portfolio Turnover Rate 73.9% Total Advisory Fees Paid (amount in thousands)$19,235
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	78.02%
U.S. Government & Government Agency Obligations	11.68%
Senior Floating Rate Interests	3.03%
Investment Companies	2.24%
Common Stocks	0.32%
Preferred Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	4.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On October 31, 2024, the Fund's Board of Directors approved the acquisition of the assets of the High Income Fund by the High Yield Fund. The proposed merger is expected to occur on or about February 28, 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000038748
Shareholder Report [Line Items]
Fund Name		High Yield Fund
Class Name		Class A
Trading Symbol		CPHYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.91%

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. Security selection had a neutral impact on performance over the year. Outperformance was driven by overweights to Olympus Water US Holding Corp, Ladder Capital Finance Holdings, HawaiianMiles Loyalty Ltd, NRG Energy Inc, and Taseko Mines Ltd, along with the Fund's positioning within each of these issuers' capital structures. However, this was offset by underweights to CommScope LLC, Carvana Co, Community Health Systems Inc, and Lumen Technologies Inc, as well as the Fund's positioning within the capital structures of Carvana Co, Community Health Systems Inc, and DISH Network Corp. Sector allocation detracted from performance due to an underweight in communications and an overweight in transportation, though this was somewhat offset by an overweight in consumer non-cyclical and an underweight in capital goods. When broken down by quality, the top contributors included an underweight to BB rated securities and an overweight to B rated securities, while an underweight to CCC rated securities was the largest detractor to performance over the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $14,921	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,073
10/14	9,626	10,000	10,000
11/14	9,555	10,071	9,928
12/14	9,410	10,080	9,784
1/15	9,472	10,292	9,849
2/15	9,705	10,195	10,086
3/15	9,686	10,242	10,031
4/15	9,794	10,206	10,152
5/15	9,864	10,181	10,183
6/15	9,724	10,070	10,031
7/15	9,692	10,140	9,973
8/15	9,519	10,125	9,799
9/15	9,294	10,194	9,547
10/15	9,539	10,196	9,808
11/15	9,371	10,169	9,592
12/15	9,136	10,136	9,350
1/16	9,019	10,275	9,200
2/16	9,012	10,348	9,253
3/16	9,320	10,443	9,664
4/16	9,629	10,483	10,042
5/16	9,703	10,486	10,104
6/16	9,763	10,674	10,197
7/16	9,962	10,742	10,473
8/16	10,150	10,730	10,692
9/16	10,227	10,723	10,764
10/16	10,259	10,641	10,805
11/16	10,250	10,390	10,754
12/16	10,472	10,404	10,952
1/17	10,617	10,425	11,111
2/17	10,775	10,495	11,273
3/17	10,768	10,489	11,248
4/17	10,868	10,570	11,377
5/17	10,930	10,651	11,476
6/17	10,935	10,641	11,492
7/17	11,066	10,687	11,619
8/17	11,051	10,782	11,614
9/17	11,180	10,731	11,719
10/17	11,248	10,737	11,768
11/17	11,249	10,723	11,738
12/17	11,284	10,773	11,774
1/18	11,347	10,649	11,844
2/18	11,212	10,548	11,744
3/18	11,128	10,615	11,673
4/18	11,162	10,536	11,749
5/18	11,169	10,611	11,746
6/18	11,207	10,598	11,793
7/18	11,307	10,601	11,921
8/18	11,369	10,669	12,009
9/18	11,403	10,600	12,076
10/18	11,196	10,517	11,883
11/18	11,036	10,579	11,781
12/18	10,743	10,774	11,528
1/19	11,211	10,888	12,050
2/19	11,389	10,882	12,250
3/19	11,492	11,091	12,365
4/19	11,675	11,094	12,541
5/19	11,555	11,291	12,392
6/19	11,799	11,432	12,674
7/19	11,871	11,458	12,746
8/19	11,911	11,755	12,797
9/19	11,908	11,692	12,843
10/19	11,909	11,727	12,879
11/19	11,961	11,721	12,921
12/19	12,172	11,713	13,179
1/20	12,140	11,938	13,183
2/20	11,950	12,153	12,997
3/20	10,711	12,082	11,507
4/20	11,137	12,297	12,029
5/20	11,599	12,354	12,554
6/20	11,646	12,432	12,674
7/20	12,200	12,617	13,264
8/20	12,315	12,515	13,392
9/20	12,208	12,509	13,254
10/20	12,313	12,453	13,319
11/20	12,713	12,575	13,847
12/20	12,912	12,592	14,108
1/21	12,942	12,502	14,155
2/21	13,006	12,321	14,207
3/21	13,058	12,168	14,229
4/21	13,203	12,264	14,383
5/21	13,252	12,304	14,425
6/21	13,430	12,390	14,618
7/21	13,467	12,529	14,673
8/21	13,520	12,505	14,749
9/21	13,536	12,397	14,748
10/21	13,500	12,393	14,722
11/21	13,385	12,430	14,577
12/21	13,608	12,398	14,850
1/22	13,322	12,131	14,445
2/22	13,238	11,996	14,297
3/22	13,141	11,662	14,134
4/22	12,761	11,220	13,632
5/22	12,718	11,292	13,664
6/22	11,938	11,115	12,744
7/22	12,584	11,387	13,495
8/22	12,335	11,065	13,185
9/22	11,841	10,587	12,662
10/22	12,189	10,450	12,991
11/22	12,518	10,834	13,272
12/22	12,445	10,785	13,190
1/23	12,873	11,117	13,692
2/23	12,692	10,829	13,517
3/23	12,896	11,104	13,660
4/23	13,012	11,172	13,798
5/23	12,877	11,050	13,671
6/23	13,062	11,011	13,899
7/23	13,222	11,003	14,092
8/23	13,267	10,933	14,133
9/23	13,092	10,655	13,964
10/23	12,958	10,487	13,800
11/23	13,499	10,962	14,425
12/23	13,985	11,381	14,963
1/24	14,012	11,350	14,962
2/24	14,038	11,190	15,006
3/24	14,195	11,293	15,183
4/24	14,099	11,008	15,041
5/24	14,243	11,194	15,206
6/24	14,377	11,300	15,350
7/24	14,606	11,564	15,648
8/24	14,818	11,731	15,903
9/24	14,996	11,888	16,161
10/24	14,921	11,593	16,073

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	15.15%	4.61%	4.48%
Class A Shares Including Sales Charge	10.76%	3.81%	4.08%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	16.47%	4.53%	4.86%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 5,850,503,000
Holdings Count | Holding		367
Advisory Fees Paid, Amount		$ 14,568,000
InvestmentCompanyPortfolioTurnover		39.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,850,503 Total Number of Portfolio Holdings367 Portfolio Turnover Rate 39.1% Total Advisory Fees Paid (amount in thousands)$14,568
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	91.13%
Investment Companies	7.30%
Senior Floating Rate Interests	3.54%
Common Stocks	0.02%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.99)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038750
Shareholder Report [Line Items]
Fund Name		High Yield Fund
Class Name		Class C
Trading Symbol		CCHIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.69%

Expenses Paid, Amount		$ 181
Expense Ratio, Percent		1.69%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. Security selection had a neutral impact on performance over the year. Outperformance was driven by overweights to Olympus Water US Holding Corp, Ladder Capital Finance Holdings, HawaiianMiles Loyalty Ltd, NRG Energy Inc, and Taseko Mines Ltd, along with the Fund's positioning within each of these issuers' capital structures. However, this was offset by underweights to CommScope LLC, Carvana Co, Community Health Systems Inc, and Lumen Technologies Inc, as well as the Fund's positioning within the capital structures of Carvana Co, Community Health Systems Inc, and DISH Network Corp. Sector allocation detracted from performance due to an underweight in communications and an overweight in transportation, though this was somewhat offset by an overweight in consumer non-cyclical and an underweight in capital goods. When broken down by quality, the top contributors included an underweight to BB rated securities and an overweight to B rated securities, while an underweight to CCC rated securities was the largest detractor to performance over the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C shares with maximum sales charge $14,615	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,073
10/14	10,000	10,000	10,000
11/14	9,934	10,071	9,928
12/14	9,767	10,080	9,784
1/15	9,838	10,292	9,849
2/15	10,059	10,195	10,086
3/15	10,032	10,242	10,031
4/15	10,150	10,206	10,152
5/15	10,216	10,181	10,183
6/15	10,067	10,070	10,031
7/15	10,026	10,140	9,973
8/15	9,830	10,125	9,799
9/15	9,592	10,194	9,547
10/15	9,850	10,196	9,808
11/15	9,659	10,169	9,592
12/15	9,413	10,136	9,350
1/16	9,288	10,275	9,200
2/16	9,276	10,348	9,253
3/16	9,599	10,443	9,664
4/16	9,893	10,483	10,042
5/16	9,977	10,486	10,104
6/16	10,031	10,674	10,197
7/16	10,227	10,742	10,473
8/16	10,411	10,730	10,692
9/16	10,482	10,723	10,764
10/16	10,508	10,641	10,805
11/16	10,493	10,390	10,754
12/16	10,710	10,404	10,952
1/17	10,865	10,425	11,111
2/17	11,020	10,495	11,273
3/17	10,991	10,489	11,248
4/17	11,086	10,570	11,377
5/17	11,156	10,651	11,476
6/17	11,154	10,641	11,492
7/17	11,266	10,687	11,619
8/17	11,259	10,782	11,614
9/17	11,366	10,731	11,719
10/17	11,443	10,737	11,768
11/17	11,438	10,723	11,738
12/17	11,451	10,773	11,774
1/18	11,507	10,649	11,844
2/18	11,380	10,548	11,744
3/18	11,274	10,615	11,673
4/18	11,317	10,536	11,749
5/18	11,317	10,611	11,746
6/18	11,332	10,598	11,793
7/18	11,426	10,601	11,921
8/18	11,495	10,669	12,009
9/18	11,508	10,600	12,076
10/18	11,311	10,517	11,883
11/18	11,144	10,579	11,781
12/18	10,829	10,774	11,528
1/19	11,305	10,888	12,050
2/19	11,476	10,882	12,250
3/19	11,572	11,091	12,365
4/19	11,746	11,094	12,541
5/19	11,618	11,291	12,392
6/19	11,855	11,432	12,674
7/19	11,919	11,458	12,746
8/19	11,950	11,755	12,797
9/19	11,941	11,692	12,843
10/19	11,935	11,727	12,879
11/19	11,979	11,721	12,921
12/19	12,198	11,713	13,179
1/20	12,141	11,938	13,183
2/20	11,947	12,153	12,997
3/20	10,715	12,082	11,507
4/20	11,112	12,297	12,029
5/20	11,579	12,354	12,554
6/20	11,617	12,432	12,674
7/20	12,173	12,617	13,264
8/20	12,280	12,515	13,392
9/20	12,166	12,509	13,254
10/20	12,262	12,453	13,319
11/20	12,648	12,575	13,847
12/20	12,835	12,592	14,108
1/21	12,857	12,502	14,155
2/21	12,912	12,321	14,207
3/21	12,955	12,168	14,229
4/21	13,088	12,264	14,383
5/21	13,127	12,304	14,425
6/21	13,293	12,390	14,618
7/21	13,321	12,529	14,673
8/21	13,364	12,505	14,749
9/21	13,373	12,397	14,748
10/21	13,349	12,393	14,722
11/21	13,211	12,430	14,577
12/21	13,438	12,398	14,850
1/22	13,132	12,131	14,445
2/22	13,043	11,996	14,297
3/22	12,940	11,662	14,134
4/22	12,544	11,220	13,632
5/22	12,513	11,292	13,664
6/22	11,729	11,115	12,744
7/22	12,347	11,387	13,495
8/22	12,097	11,065	13,185
9/22	11,610	10,587	12,662
10/22	11,958	10,450	12,991
11/22	12,261	10,834	13,272
12/22	12,190	10,785	13,190
1/23	12,609	11,117	13,692
2/23	12,432	10,829	13,517
3/23	12,632	11,104	13,660
4/23	12,745	11,172	13,798
5/23	12,613	11,050	13,671
6/23	12,794	11,011	13,899
7/23	12,951	11,003	14,092
8/23	12,995	10,933	14,133
9/23	12,824	10,655	13,964
10/23	12,693	10,487	13,800
11/23	13,222	10,962	14,425
12/23	13,698	11,381	14,963
1/24	13,725	11,350	14,962
2/24	13,750	11,190	15,006
3/24	13,904	11,293	15,183
4/24	13,810	11,008	15,041
5/24	13,951	11,194	15,206
6/24	14,082	11,300	15,350
7/24	14,306	11,564	15,648
8/24	14,514	11,731	15,903
9/24	14,688	11,888	16,161
10/24	14,615	11,593	16,073

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	14.21%	3.81%	3.87%
Class C Shares Including Sales Charge	13.21%	3.81%	3.87%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	16.47%	4.53%	4.86%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 5,850,503,000
Holdings Count | Holding		367
Advisory Fees Paid, Amount		$ 14,568,000
InvestmentCompanyPortfolioTurnover		39.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,850,503 Total Number of Portfolio Holdings367 Portfolio Turnover Rate 39.1% Total Advisory Fees Paid (amount in thousands)$14,568
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	91.13%
Investment Companies	7.30%
Senior Floating Rate Interests	3.54%
Common Stocks	0.02%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.99)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038751
Shareholder Report [Line Items]
Fund Name		High Yield Fund
Class Name		Institutional
Trading Symbol		PHYTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	0.61%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. Security selection had a neutral impact on performance over the year. Outperformance was driven by overweights to Olympus Water US Holding Corp, Ladder Capital Finance Holdings, HawaiianMiles Loyalty Ltd, NRG Energy Inc, and Taseko Mines Ltd, along with the Fund's positioning within each of these issuers' capital structures. However, this was offset by underweights to CommScope LLC, Carvana Co, Community Health Systems Inc, and Lumen Technologies Inc, as well as the Fund's positioning within the capital structures of Carvana Co, Community Health Systems Inc, and DISH Network Corp. Sector allocation detracted from performance due to an underweight in communications and an overweight in transportation, though this was somewhat offset by an overweight in consumer non-cyclical and an underweight in capital goods. When broken down by quality, the top contributors included an underweight to BB rated securities and an overweight to B rated securities, while an underweight to CCC rated securities was the largest detractor to performance over the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $15,988	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,073
10/14	10,000	10,000	10,000
11/14	9,942	10,071	9,928
12/14	9,794	10,080	9,784
1/15	9,861	10,292	9,849
2/15	10,094	10,195	10,086
3/15	10,076	10,242	10,031
4/15	10,205	10,206	10,152
5/15	10,268	10,181	10,183
6/15	10,124	10,070	10,031
7/15	10,093	10,140	9,973
8/15	9,913	10,125	9,799
9/15	9,692	10,194	9,547
10/15	9,951	10,196	9,808
11/15	9,776	10,169	9,592
12/15	9,519	10,136	9,350
1/16	9,413	10,275	9,200
2/16	9,394	10,348	9,253
3/16	9,735	10,443	9,664
4/16	10,047	10,483	10,042
5/16	10,142	10,486	10,104
6/16	10,192	10,674	10,197
7/16	10,418	10,742	10,473
8/16	10,603	10,730	10,692
9/16	10,687	10,723	10,764
10/16	10,723	10,641	10,805
11/16	10,730	10,390	10,754
12/16	10,952	10,404	10,952
1/17	11,122	10,425	11,111
2/17	11,276	10,495	11,273
3/17	11,273	10,489	11,248
4/17	11,381	10,570	11,377
5/17	11,464	10,651	11,476
6/17	11,457	10,641	11,492
7/17	11,598	10,687	11,619
8/17	11,585	10,782	11,614
9/17	11,724	10,731	11,719
10/17	11,798	10,737	11,768
11/17	11,803	10,723	11,738
12/17	11,844	10,773	11,774
1/18	11,913	10,649	11,844
2/18	11,774	10,548	11,744
3/18	11,689	10,615	11,673
4/18	11,727	10,536	11,749
5/18	11,737	10,611	11,746
6/18	11,780	10,598	11,793
7/18	11,889	10,601	11,921
8/18	11,958	10,669	12,009
9/18	11,997	10,600	12,076
10/18	11,781	10,517	11,883
11/18	11,631	10,579	11,781
12/18	11,307	10,774	11,528
1/19	11,806	10,888	12,050
2/19	11,998	10,882	12,250
3/19	12,111	11,091	12,365
4/19	12,290	11,094	12,541
5/19	12,183	11,291	12,392
6/19	12,447	11,432	12,674
7/19	12,526	11,458	12,746
8/19	12,572	11,755	12,797
9/19	12,573	11,692	12,843
10/19	12,577	11,727	12,879
11/19	12,637	11,721	12,921
12/19	12,866	11,713	13,179
1/20	12,835	11,938	13,183
2/20	12,618	12,153	12,997
3/20	11,320	12,082	11,507
4/20	11,777	12,297	12,029
5/20	12,272	12,354	12,554
6/20	12,325	12,432	12,674
7/20	12,919	12,617	13,264
8/20	13,045	12,515	13,392
9/20	12,932	12,509	13,254
10/20	13,047	12,453	13,319
11/20	13,476	12,575	13,847
12/20	13,692	12,592	14,108
1/21	13,709	12,502	14,155
2/21	13,799	12,321	14,207
3/21	13,840	12,168	14,229
4/21	13,998	12,264	14,383
5/21	14,054	12,304	14,425
6/21	14,248	12,390	14,618
7/21	14,292	12,529	14,673
8/21	14,352	12,505	14,749
9/21	14,373	12,397	14,748
10/21	14,358	12,393	14,722
11/21	14,219	12,430	14,577
12/21	14,462	12,398	14,850
1/22	14,158	12,131	14,445
2/22	14,072	11,996	14,297
3/22	13,971	11,662	14,134
4/22	13,567	11,220	13,632
5/22	13,545	11,292	13,664
6/22	12,711	11,115	12,744
7/22	13,387	11,387	13,495
8/22	13,124	11,065	13,185
9/22	12,617	10,587	12,662
10/22	12,994	10,450	12,991
11/22	13,330	10,834	13,272
12/22	13,255	10,785	13,190
1/23	13,719	11,117	13,692
2/23	13,548	10,829	13,517
3/23	13,751	11,104	13,660
4/23	13,900	11,172	13,798
5/23	13,759	11,050	13,671
6/23	13,941	11,011	13,899
7/23	14,140	11,003	14,092
8/23	14,171	10,933	14,133
9/23	13,986	10,655	13,964
10/23	13,845	10,487	13,800
11/23	14,432	10,962	14,425
12/23	14,960	11,381	14,963
1/24	14,994	11,350	14,962
2/24	15,003	11,190	15,006
3/24	15,199	11,293	15,183
4/24	15,099	11,008	15,041
5/24	15,259	11,194	15,206
6/24	15,407	11,300	15,350
7/24	15,635	11,564	15,648
8/24	15,869	11,731	15,903
9/24	16,064	11,888	16,161
10/24	15,988	11,593	16,073

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	15.48%	4.92%	4.80%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	16.47%	4.53%	4.86%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 5,850,503,000
Holdings Count | Holding		367
Advisory Fees Paid, Amount		$ 14,568,000
InvestmentCompanyPortfolioTurnover		39.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,850,503 Total Number of Portfolio Holdings367 Portfolio Turnover Rate 39.1% Total Advisory Fees Paid (amount in thousands)$14,568
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	91.13%
Investment Companies	7.30%
Senior Floating Rate Interests	3.54%
Common Stocks	0.02%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.99)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000175488
Shareholder Report [Line Items]
Fund Name		High Yield Fund
Class Name		R-6
Trading Symbol		PHYFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$57	0.53%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. Security selection had a neutral impact on performance over the year. Outperformance was driven by overweights to Olympus Water US Holding Corp, Ladder Capital Finance Holdings, HawaiianMiles Loyalty Ltd, NRG Energy Inc, and Taseko Mines Ltd, along with the Fund's positioning within each of these issuers' capital structures. However, this was offset by underweights to CommScope LLC, Carvana Co, Community Health Systems Inc, and Lumen Technologies Inc, as well as the Fund's positioning within the capital structures of Carvana Co, Community Health Systems Inc, and DISH Network Corp. Sector allocation detracted from performance due to an underweight in communications and an overweight in transportation, though this was somewhat offset by an overweight in consumer non-cyclical and an underweight in capital goods. When broken down by quality, the top contributors included an underweight to BB rated securities and an overweight to B rated securities, while an underweight to CCC rated securities was the largest detractor to performance over the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $15,986	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,073
10/14	10,000	10,000	10,000
11/14	9,926	10,071	9,928
12/14	9,776	10,080	9,784
1/15	9,840	10,292	9,849
2/15	10,082	10,195	10,086
3/15	10,062	10,242	10,031
4/15	10,174	10,206	10,152
5/15	10,247	10,181	10,183
6/15	10,102	10,070	10,031
7/15	10,068	10,140	9,973
8/15	9,889	10,125	9,799
9/15	9,655	10,194	9,547
10/15	9,910	10,196	9,808
11/15	9,735	10,169	9,592
12/15	9,491	10,136	9,350
1/16	9,370	10,275	9,200
2/16	9,363	10,348	9,253
3/16	9,682	10,443	9,664
4/16	10,003	10,483	10,042
5/16	10,080	10,486	10,104
6/16	10,142	10,674	10,197
7/16	10,349	10,742	10,473
8/16	10,544	10,730	10,692
9/16	10,625	10,723	10,764
10/16	10,658	10,641	10,805
11/16	10,664	10,390	10,754
12/16	10,883	10,404	10,952
1/17	11,052	10,425	11,111
2/17	11,205	10,495	11,273
3/17	11,201	10,489	11,248
4/17	11,308	10,570	11,377
5/17	11,390	10,651	11,476
6/17	11,383	10,641	11,492
7/17	11,524	10,687	11,619
8/17	11,512	10,782	11,614
9/17	11,651	10,731	11,719
10/17	11,725	10,737	11,768
11/17	11,731	10,723	11,738
12/17	11,756	10,773	11,774
1/18	11,826	10,649	11,844
2/18	11,704	10,548	11,744
3/18	11,621	10,615	11,673
4/18	11,659	10,536	11,749
5/18	11,670	10,611	11,746
6/18	11,698	10,598	11,793
7/18	11,823	10,601	11,921
8/18	11,892	10,669	12,009
9/18	11,915	10,600	12,076
10/18	11,718	10,517	11,883
11/18	11,554	10,579	11,781
12/18	11,249	10,774	11,528
1/19	11,746	10,888	12,050
2/19	11,937	10,882	12,250
3/19	12,051	11,091	12,365
4/19	12,231	11,094	12,541
5/19	12,125	11,291	12,392
6/19	12,370	11,432	12,674
7/19	12,450	11,458	12,746
8/19	12,497	11,755	12,797
9/19	12,516	11,692	12,843
10/19	12,522	11,727	12,879
11/19	12,582	11,721	12,921
12/19	12,810	11,713	13,179
1/20	12,781	11,938	13,183
2/20	12,566	12,153	12,997
3/20	11,274	12,082	11,507
4/20	11,729	12,297	12,029
5/20	12,224	12,354	12,554
6/20	12,278	12,432	12,674
7/20	12,870	12,617	13,264
8/20	12,997	12,515	13,392
9/20	12,885	12,509	13,254
10/20	13,000	12,453	13,319
11/20	13,429	12,575	13,847
12/20	13,646	12,592	14,108
1/21	13,663	12,502	14,155
2/21	13,754	12,321	14,207
3/21	13,796	12,168	14,229
4/21	13,955	12,264	14,383
5/21	14,030	12,304	14,425
6/21	14,205	12,390	14,618
7/21	14,251	12,529	14,673
8/21	14,312	12,505	14,749
9/21	14,334	12,397	14,748
10/21	14,319	12,393	14,722
11/21	14,182	12,430	14,577
12/21	14,426	12,398	14,850
1/22	14,124	12,131	14,445
2/22	14,039	11,996	14,297
3/22	13,939	11,662	14,134
4/22	13,537	11,220	13,632
5/22	13,516	11,292	13,664
6/22	12,685	11,115	12,744
7/22	13,361	11,387	13,495
8/22	13,099	11,065	13,185
9/22	12,594	10,587	12,662
10/22	12,971	10,450	12,991
11/22	13,307	10,834	13,272
12/22	13,233	10,785	13,190
1/23	13,697	11,117	13,692
2/23	13,528	10,829	13,517
3/23	13,731	11,104	13,660
4/23	13,881	11,172	13,798
5/23	13,741	11,050	13,671
6/23	13,924	11,011	13,899
7/23	14,123	11,003	14,092
8/23	14,155	10,933	14,133
9/23	13,971	10,655	13,964
10/23	13,832	10,487	13,800
11/23	14,419	10,962	14,425
12/23	14,926	11,381	14,963
1/24	14,983	11,350	14,962
2/24	14,993	11,190	15,006
3/24	15,190	11,293	15,183
4/24	15,091	11,008	15,041
5/24	15,252	11,194	15,206
6/24	15,378	11,300	15,350
7/24	15,630	11,564	15,648
8/24	15,865	11,731	15,903
9/24	16,061	11,888	16,161
10/24	15,986	11,593	16,073

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	15.57%	5.01%	4.80%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	16.47%	4.53%	4.86%

Performance Inception Date		Apr. 08, 1998
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 5,850,503,000
Holdings Count | Holding		367
Advisory Fees Paid, Amount		$ 14,568,000
InvestmentCompanyPortfolioTurnover		39.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,850,503 Total Number of Portfolio Holdings367 Portfolio Turnover Rate 39.1% Total Advisory Fees Paid (amount in thousands)$14,568
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	91.13%
Investment Companies	7.30%
Senior Floating Rate Interests	3.54%
Common Stocks	0.02%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.99)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019085
Shareholder Report [Line Items]
Fund Name		Inflation Protection Fund
Class Name		Class J
Trading Symbol		PIPJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$76	0.73%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.73%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index. The Fund is not managed to a particular maturity. Risk assets performed well over the trailing 12 months as the U.S. economy was more resilient than expected. The Fund’s structural long position in rental-linked securities, primarily focused on single-family rentals, contributed to performance, as increasing rental prices and positive risk sentiment led to compression in spread levels. The long position in agency mortgage-backed securities also added to performance. The Fund's duration position in U.S rates benefited performance. The Fund entered the year long U.S nominal rates after the sell-off in rates in October 2023, then trimmed that position before flipping to an underweight in January 2024. The Fund flipped to overweight front-end U.S nominal rates in April 2024, generally positioned for a curve steepening driven by the front end of the curve. During mid-August the Fund switched from an overweight to an underweight position as it held conviction that market pricing was overdone. The Fund benefitted from the rates sell-off in October 2024. The allocation in Mexico and Brazil detracted from performance as rates sold off on the back end of heightened macro and local election uncertainties.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $11,367	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Treasury TIPS Index $12,510
10/14	10,000	10,000	10,000
11/14	10,012	10,071	10,026
12/14	9,883	10,080	9,913
1/15	10,194	10,292	10,225
2/15	10,075	10,195	10,102
3/15	10,027	10,242	10,054
4/15	10,087	10,206	10,128
5/15	9,991	10,181	10,045
6/15	9,871	10,070	9,947
7/15	9,871	10,140	9,968
8/15	9,776	10,125	9,892
9/15	9,680	10,194	9,833
10/15	9,704	10,196	9,858
11/15	9,692	10,169	9,849
12/15	9,612	10,136	9,770
1/16	9,708	10,275	9,915
2/16	9,805	10,348	10,026
3/16	9,949	10,443	10,206
4/16	9,973	10,483	10,241
5/16	9,901	10,486	10,169
6/16	10,094	10,674	10,380
7/16	10,178	10,742	10,470
8/16	10,142	10,730	10,423
9/16	10,190	10,723	10,480
10/16	10,142	10,641	10,439
11/16	9,949	10,390	10,238
12/16	9,912	10,404	10,228
1/17	9,997	10,425	10,314
2/17	10,021	10,495	10,362
3/17	10,033	10,489	10,357
4/17	10,070	10,570	10,418
5/17	10,070	10,651	10,414
6/17	9,972	10,641	10,315
7/17	9,997	10,687	10,361
8/17	10,070	10,782	10,471
9/17	10,009	10,731	10,404
10/17	10,045	10,737	10,426
11/17	10,045	10,723	10,440
12/17	10,139	10,773	10,536
1/18	10,064	10,649	10,445
2/18	9,966	10,548	10,344
3/18	10,052	10,615	10,452
4/18	10,064	10,536	10,446
5/18	10,089	10,611	10,491
6/18	10,114	10,598	10,533
7/18	10,064	10,601	10,482
8/18	10,126	10,669	10,558
9/18	10,015	10,600	10,447
10/18	9,842	10,517	10,297
11/18	9,879	10,579	10,346
12/18	9,915	10,774	10,403
1/19	10,042	10,888	10,543
2/19	10,042	10,882	10,541
3/19	10,207	11,091	10,735
4/19	10,246	11,094	10,771
5/19	10,386	11,291	10,949
6/19	10,444	11,432	11,043
7/19	10,483	11,458	11,082
8/19	10,687	11,755	11,346
9/19	10,529	11,692	11,191
10/19	10,567	11,727	11,220
11/19	10,580	11,721	11,237
12/19	10,623	11,713	11,279
1/20	10,829	11,938	11,516
2/20	10,919	12,153	11,676
3/20	10,661	12,082	11,470
4/20	10,984	12,297	11,789
5/20	11,022	12,354	11,825
6/20	11,138	12,432	11,957
7/20	11,409	12,617	12,232
8/20	11,525	12,515	12,365
9/20	11,506	12,509	12,320
10/20	11,428	12,453	12,240
11/20	11,557	12,575	12,377
12/20	11,680	12,592	12,519
1/21	11,706	12,502	12,561
2/21	11,447	12,321	12,358
3/21	11,473	12,168	12,335
4/21	11,641	12,264	12,508
5/21	11,758	12,304	12,659
6/21	11,836	12,390	12,736
7/21	12,109	12,529	13,075
8/21	12,096	12,505	13,052
9/21	12,005	12,397	12,959
10/21	12,096	12,393	13,106
11/21	12,213	12,430	13,223
12/21	12,249	12,398	13,265
1/22	11,984	12,131	12,997
2/22	12,096	11,996	13,108
3/22	11,900	11,662	12,864
4/22	11,593	11,220	12,601
5/22	11,495	11,292	12,476
6/22	11,132	11,115	12,081
7/22	11,607	11,387	12,607
8/22	11,299	11,065	12,272
9/22	10,531	10,587	11,460
10/22	10,657	10,450	11,602
11/22	10,866	10,834	11,814
12/22	10,739	10,785	11,694
1/23	10,962	11,117	11,908
2/23	10,813	10,829	11,745
3/23	11,110	11,104	12,084
4/23	11,125	11,172	12,097
5/23	10,976	11,050	11,952
6/23	10,932	11,011	11,912
7/23	10,947	11,003	11,927
8/23	10,828	10,933	11,821
9/23	10,620	10,655	11,603
10/23	10,531	10,487	11,518
11/23	10,813	10,962	11,830
12/23	11,060	11,381	12,149
1/24	11,106	11,350	12,171
2/24	10,983	11,190	12,040
3/24	11,044	11,293	12,139
4/24	10,891	11,008	11,934
5/24	11,060	11,194	12,139
6/24	11,136	11,300	12,235
7/24	11,336	11,564	12,453
8/24	11,413	11,731	12,550
9/24	11,566	11,888	12,739
10/24	11,367	11,593	12,510

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	7.94%	1.47%	1.29%
Class J Shares Including Sales Charge	6.94%	1.47%	1.29%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury TIPS Index	8.61%	2.20%	2.26%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,238,938,000
Holdings Count | Holding		229
Advisory Fees Paid, Amount		$ 6,496,000
InvestmentCompanyPortfolioTurnover		109.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,238,938 Total Number of Portfolio Holdings229 Portfolio Turnover Rate 109.6% Total Advisory Fees Paid (amount in thousands)$6,496
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.91%
Bonds	4.82%
Investment Companies	0.94%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019086
Shareholder Report [Line Items]
Fund Name		Inflation Protection Fund
Class Name		Institutional
Trading Symbol		PIPIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.39%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index. The Fund is not managed to a particular maturity. Risk assets performed well over the trailing 12 months as the U.S. economy was more resilient than expected. The Fund’s structural long position in rental-linked securities, primarily focused on single-family rentals, contributed to performance, as increasing rental prices and positive risk sentiment led to compression in spread levels. The long position in agency mortgage-backed securities also added to performance. The Fund's duration position in U.S rates benefited performance. The Fund entered the year long U.S nominal rates after the sell-off in rates in October 2023, then trimmed that position before flipping to an underweight in January 2024. The Fund flipped to overweight front-end U.S nominal rates in April 2024, generally positioned for a curve steepening driven by the front end of the curve. During mid-August the Fund switched from an overweight to an underweight position as it held conviction that market pricing was overdone. The Fund benefitted from the rates sell-off in October 2024. The allocation in Mexico and Brazil detracted from performance as rates sold off on the back end of heightened macro and local election uncertainties.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $12,020	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Treasury TIPS Index $12,510
10/14	10,000	10,000	10,000
11/14	10,012	10,071	10,026
12/14	9,903	10,080	9,913
1/15	10,208	10,292	10,225
2/15	10,102	10,195	10,102
3/15	10,055	10,242	10,054
4/15	10,114	10,206	10,128
5/15	10,020	10,181	10,045
6/15	9,915	10,070	9,947
7/15	9,915	10,140	9,968
8/15	9,833	10,125	9,892
9/15	9,739	10,194	9,833
10/15	9,774	10,196	9,858
11/15	9,763	10,169	9,849
12/15	9,691	10,136	9,770
1/16	9,797	10,275	9,915
2/16	9,891	10,348	10,026
3/16	10,045	10,443	10,206
4/16	10,080	10,483	10,241
5/16	10,009	10,486	10,169
6/16	10,210	10,674	10,380
7/16	10,304	10,742	10,470
8/16	10,269	10,730	10,423
9/16	10,316	10,723	10,480
10/16	10,292	10,641	10,439
11/16	10,092	10,390	10,238
12/16	10,062	10,404	10,228
1/17	10,145	10,425	10,314
2/17	10,181	10,495	10,362
3/17	10,193	10,489	10,357
4/17	10,252	10,570	10,418
5/17	10,252	10,651	10,414
6/17	10,145	10,641	10,315
7/17	10,193	10,687	10,361
8/17	10,264	10,782	10,471
9/17	10,217	10,731	10,404
10/17	10,252	10,737	10,426
11/17	10,264	10,723	10,440
12/17	10,365	10,773	10,536
1/18	10,292	10,649	10,445
2/18	10,195	10,548	10,344
3/18	10,292	10,615	10,452
4/18	10,304	10,536	10,446
5/18	10,329	10,611	10,491
6/18	10,377	10,598	10,533
7/18	10,329	10,601	10,482
8/18	10,402	10,669	10,558
9/18	10,280	10,600	10,447
10/18	10,122	10,517	10,297
11/18	10,159	10,579	10,346
12/18	10,201	10,774	10,403
1/19	10,351	10,888	10,543
2/19	10,351	10,882	10,541
3/19	10,526	11,091	10,735
4/19	10,564	11,094	10,771
5/19	10,727	11,291	10,949
6/19	10,793	11,432	11,043
7/19	10,831	11,458	11,082
8/19	11,057	11,755	11,346
9/19	10,896	11,692	11,191
10/19	10,947	11,727	11,220
11/19	10,972	11,721	11,237
12/19	11,023	11,713	11,279
1/20	11,239	11,938	11,516
2/20	11,341	12,153	11,676
3/20	11,077	12,082	11,470
4/20	11,422	12,297	11,789
5/20	11,460	12,354	11,825
6/20	11,600	12,432	11,957
7/20	11,881	12,617	12,232
8/20	12,009	12,515	12,365
9/20	11,990	12,509	12,320
10/20	11,913	12,453	12,240
11/20	12,055	12,575	12,377
12/20	12,190	12,592	12,519
1/21	12,229	12,502	12,561
2/21	11,958	12,321	12,358
3/21	11,984	12,168	12,335
4/21	12,165	12,264	12,508
5/21	12,293	12,304	12,659
6/21	12,384	12,390	12,736
7/21	12,667	12,529	13,075
8/21	12,654	12,505	13,052
9/21	12,577	12,397	12,959
10/21	12,667	12,393	13,106
11/21	12,796	12,430	13,223
12/21	12,843	12,398	13,265
1/22	12,566	12,131	12,997
2/22	12,677	11,996	13,108
3/22	12,469	11,662	12,864
4/22	12,165	11,220	12,601
5/22	12,068	11,292	12,476
6/22	11,680	11,115	12,081
7/22	12,179	11,387	12,607
8/22	11,860	11,065	12,272
9/22	11,071	10,587	11,460
10/22	11,196	10,450	11,602
11/22	11,417	10,834	11,814
12/22	11,291	10,785	11,694
1/23	11,527	11,117	11,908
2/23	11,365	10,829	11,745
3/23	11,703	11,104	12,084
4/23	11,703	11,172	12,097
5/23	11,571	11,050	11,952
6/23	11,527	11,011	11,912
7/23	11,527	11,003	11,927
8/23	11,424	10,933	11,821
9/23	11,188	10,655	11,603
10/23	11,100	10,487	11,518
11/23	11,409	10,962	11,830
12/23	11,685	11,381	12,149
1/24	11,731	11,350	12,171
2/24	11,609	11,190	12,040
3/24	11,685	11,293	12,139
4/24	11,502	11,008	11,934
5/24	11,700	11,194	12,139
6/24	11,776	11,300	12,235
7/24	11,990	11,564	12,453
8/24	12,081	11,731	12,550
9/24	12,249	11,888	12,739
10/24	12,020	11,593	12,510

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	8.29%	1.89%	1.86%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury TIPS Index	8.61%	2.20%	2.26%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,238,938,000
Holdings Count | Holding		229
Advisory Fees Paid, Amount		$ 6,496,000
InvestmentCompanyPortfolioTurnover		109.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,238,938 Total Number of Portfolio Holdings229 Portfolio Turnover Rate 109.6% Total Advisory Fees Paid (amount in thousands)$6,496
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.91%
Bonds	4.82%
Investment Companies	0.94%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019084
Shareholder Report [Line Items]
Fund Name		Inflation Protection Fund
Class Name		R-1
Trading Symbol		PISPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$132	1.27%

Expenses Paid, Amount		$ 132
Expense Ratio, Percent		1.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index. The Fund is not managed to a particular maturity. Risk assets performed well over the trailing 12 months as the U.S. economy was more resilient than expected. The Fund’s structural long position in rental-linked securities, primarily focused on single-family rentals, contributed to performance, as increasing rental prices and positive risk sentiment led to compression in spread levels. The long position in agency mortgage-backed securities also added to performance. The Fund's duration position in U.S rates benefited performance. The Fund entered the year long U.S nominal rates after the sell-off in rates in October 2023, then trimmed that position before flipping to an underweight in January 2024. The Fund flipped to overweight front-end U.S nominal rates in April 2024, generally positioned for a curve steepening driven by the front end of the curve. During mid-August the Fund switched from an overweight to an underweight position as it held conviction that market pricing was overdone. The Fund benefitted from the rates sell-off in October 2024. The allocation in Mexico and Brazil detracted from performance as rates sold off on the back end of heightened macro and local election uncertainties.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $11,022	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Treasury TIPS Index $12,510
10/14	10,000	10,000	10,000
11/14	10,012	10,071	10,026
12/14	9,885	10,080	9,913
1/15	10,188	10,292	10,225
2/15	10,067	10,195	10,102
3/15	10,019	10,242	10,054
4/15	10,079	10,206	10,128
5/15	9,970	10,181	10,045
6/15	9,861	10,070	9,947
7/15	9,861	10,140	9,968
8/15	9,764	10,125	9,892
9/15	9,667	10,194	9,833
10/15	9,691	10,196	9,858
11/15	9,679	10,169	9,849
12/15	9,597	10,136	9,770
1/16	9,694	10,275	9,915
2/16	9,780	10,348	10,026
3/16	9,926	10,443	10,206
4/16	9,950	10,483	10,241
5/16	9,877	10,486	10,169
6/16	10,072	10,674	10,380
7/16	10,145	10,742	10,470
8/16	10,109	10,730	10,423
9/16	10,158	10,723	10,480
10/16	10,109	10,641	10,439
11/16	9,914	10,390	10,238
12/16	9,882	10,404	10,228
1/17	9,956	10,425	10,314
2/17	9,980	10,495	10,362
3/17	9,993	10,489	10,357
4/17	10,030	10,570	10,418
5/17	10,030	10,651	10,414
6/17	9,919	10,641	10,315
7/17	9,956	10,687	10,361
8/17	10,017	10,782	10,471
9/17	9,968	10,731	10,404
10/17	9,993	10,737	10,426
11/17	9,993	10,723	10,440
12/17	10,084	10,773	10,536
1/18	10,009	10,649	10,445
2/18	9,909	10,548	10,344
3/18	9,997	10,615	10,452
4/18	9,997	10,536	10,446
5/18	10,022	10,611	10,491
6/18	10,047	10,598	10,533
7/18	9,997	10,601	10,482
8/18	10,059	10,669	10,558
9/18	9,934	10,600	10,447
10/18	9,771	10,517	10,297
11/18	9,809	10,579	10,346
12/18	9,842	10,774	10,403
1/19	9,971	10,888	10,543
2/19	9,971	10,882	10,541
3/19	10,138	11,091	10,735
4/19	10,164	11,094	10,771
5/19	10,305	11,291	10,949
6/19	10,374	11,432	11,043
7/19	10,400	11,458	11,082
8/19	10,607	11,755	11,346
9/19	10,444	11,692	11,191
10/19	10,483	11,727	11,220
11/19	10,496	11,721	11,237
12/19	10,537	11,713	11,279
1/20	10,745	11,938	11,516
2/20	10,837	12,153	11,676
3/20	10,576	12,082	11,470
4/20	10,889	12,297	11,789
5/20	10,928	12,354	11,825
6/20	11,045	12,432	11,957
7/20	11,306	12,617	12,232
8/20	11,423	12,515	12,365
9/20	11,393	12,509	12,320
10/20	11,315	12,453	12,240
11/20	11,445	12,575	12,377
12/20	11,568	12,592	12,519
1/21	11,581	12,502	12,561
2/21	11,319	12,321	12,358
3/21	11,332	12,168	12,335
4/21	11,502	12,264	12,508
5/21	11,620	12,304	12,659
6/21	11,686	12,390	12,736
7/21	11,961	12,529	13,075
8/21	11,935	12,505	13,052
9/21	11,843	12,397	12,959
10/21	11,922	12,393	13,106
11/21	12,040	12,430	13,223
12/21	12,063	12,398	13,265
1/22	11,810	12,131	12,997
2/22	11,909	11,996	13,108
3/22	11,698	11,662	12,864
4/22	11,403	11,220	12,601
5/22	11,305	11,292	12,476
6/22	10,926	11,115	12,081
7/22	11,389	11,387	12,607
8/22	11,094	11,065	12,272
9/22	10,336	10,587	11,460
10/22	10,448	10,450	11,602
11/22	10,645	10,834	11,814
12/22	10,522	10,785	11,694
1/23	10,730	11,117	11,908
2/23	10,582	10,829	11,745
3/23	10,878	11,104	12,084
4/23	10,878	11,172	12,097
5/23	10,745	11,050	11,952
6/23	10,685	11,011	11,912
7/23	10,700	11,003	11,927
8/23	10,582	10,933	11,821
9/23	10,374	10,655	11,603
10/23	10,270	10,487	11,518
11/23	10,552	10,962	11,830
12/23	10,793	11,381	12,149
1/24	10,824	11,350	12,171
2/24	10,701	11,190	12,040
3/24	10,762	11,293	12,139
4/24	10,595	11,008	11,934
5/24	10,762	11,194	12,139
6/24	10,839	11,300	12,235
7/24	11,022	11,564	12,453
8/24	11,098	11,731	12,550
9/24	11,251	11,888	12,739
10/24	11,022	11,593	12,510

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	7.32%	1.01%	0.98%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury TIPS Index	8.61%	2.20%	2.26%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,238,938,000
Holdings Count | Holding		229
Advisory Fees Paid, Amount		$ 6,496,000
InvestmentCompanyPortfolioTurnover		109.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,238,938 Total Number of Portfolio Holdings229 Portfolio Turnover Rate 109.6% Total Advisory Fees Paid (amount in thousands)$6,496
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.91%
Bonds	4.82%
Investment Companies	0.94%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019081
Shareholder Report [Line Items]
Fund Name		Inflation Protection Fund
Class Name		R-3
Trading Symbol		PIFPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$100	0.96%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index. The Fund is not managed to a particular maturity. Risk assets performed well over the trailing 12 months as the U.S. economy was more resilient than expected. The Fund’s structural long position in rental-linked securities, primarily focused on single-family rentals, contributed to performance, as increasing rental prices and positive risk sentiment led to compression in spread levels. The long position in agency mortgage-backed securities also added to performance. The Fund's duration position in U.S rates benefited performance. The Fund entered the year long U.S nominal rates after the sell-off in rates in October 2023, then trimmed that position before flipping to an underweight in January 2024. The Fund flipped to overweight front-end U.S nominal rates in April 2024, generally positioned for a curve steepening driven by the front end of the curve. During mid-August the Fund switched from an overweight to an underweight position as it held conviction that market pricing was overdone. The Fund benefitted from the rates sell-off in October 2024. The allocation in Mexico and Brazil detracted from performance as rates sold off on the back end of heightened macro and local election uncertainties.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $11,362	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Treasury TIPS Index $12,510
10/14	10,000	10,000	10,000
11/14	10,012	10,071	10,026
12/14	9,888	10,080	9,913
1/15	10,187	10,292	10,225
2/15	10,079	10,195	10,102
3/15	10,020	10,242	10,054
4/15	10,091	10,206	10,128
5/15	9,984	10,181	10,045
6/15	9,876	10,070	9,947
7/15	9,876	10,140	9,968
8/15	9,780	10,125	9,892
9/15	9,696	10,194	9,833
10/15	9,720	10,196	9,858
11/15	9,708	10,169	9,849
12/15	9,622	10,136	9,770
1/16	9,730	10,275	9,915
2/16	9,814	10,348	10,026
3/16	9,959	10,443	10,206
4/16	9,995	10,483	10,241
5/16	9,911	10,486	10,169
6/16	10,116	10,674	10,380
7/16	10,200	10,742	10,470
8/16	10,152	10,730	10,423
9/16	10,212	10,723	10,480
10/16	10,176	10,641	10,439
11/16	9,971	10,390	10,238
12/16	9,939	10,404	10,228
1/17	10,024	10,425	10,314
2/17	10,048	10,495	10,362
3/17	10,060	10,489	10,357
4/17	10,097	10,570	10,418
5/17	10,097	10,651	10,414
6/17	9,999	10,641	10,315
7/17	10,024	10,687	10,361
8/17	10,097	10,782	10,471
9/17	10,048	10,731	10,404
10/17	10,072	10,737	10,426
11/17	10,084	10,723	10,440
12/17	10,171	10,773	10,536
1/18	10,097	10,649	10,445
2/18	9,997	10,548	10,344
3/18	10,097	10,615	10,452
4/18	10,097	10,536	10,446
5/18	10,121	10,611	10,491
6/18	10,158	10,598	10,533
7/18	10,109	10,601	10,482
8/18	10,171	10,669	10,558
9/18	10,047	10,600	10,447
10/18	9,886	10,517	10,297
11/18	9,923	10,579	10,346
12/18	9,950	10,774	10,403
1/19	10,103	10,888	10,543
2/19	10,091	10,882	10,541
3/19	10,269	11,091	10,735
4/19	10,295	11,094	10,771
5/19	10,448	11,291	10,949
6/19	10,513	11,432	11,043
7/19	10,538	11,458	11,082
8/19	10,756	11,755	11,346
9/19	10,589	11,692	11,191
10/19	10,641	11,727	11,220
11/19	10,654	11,721	11,237
12/19	10,702	11,713	11,279
1/20	10,909	11,938	11,516
2/20	11,000	12,153	11,676
3/20	10,743	12,082	11,470
4/20	11,067	12,297	11,789
5/20	11,105	12,354	11,825
6/20	11,235	12,432	11,957
7/20	11,494	12,617	12,232
8/20	11,623	12,515	12,365
9/20	11,588	12,509	12,320
10/20	11,511	12,453	12,240
11/20	11,653	12,575	12,377
12/20	11,774	12,592	12,519
1/21	11,800	12,502	12,561
2/21	11,539	12,321	12,358
3/21	11,552	12,168	12,335
4/21	11,735	12,264	12,508
5/21	11,839	12,304	12,659
6/21	11,917	12,390	12,736
7/21	12,191	12,529	13,075
8/21	12,178	12,505	13,052
9/21	12,087	12,397	12,959
10/21	12,178	12,393	13,106
11/21	12,296	12,430	13,223
12/21	12,326	12,398	13,265
1/22	12,060	12,131	12,997
2/22	12,172	11,996	13,108
3/22	11,963	11,662	12,864
4/22	11,669	11,220	12,601
5/22	11,558	11,292	12,476
6/22	11,181	11,115	12,081
7/22	11,656	11,387	12,607
8/22	11,348	11,065	12,272
9/22	10,581	10,587	11,460
10/22	10,706	10,450	11,602
11/22	10,902	10,834	11,814
12/22	10,788	10,785	11,694
1/23	10,995	11,117	11,908
2/23	10,847	10,829	11,745
3/23	11,158	11,104	12,084
4/23	11,158	11,172	12,097
5/23	11,025	11,050	11,952
6/23	10,966	11,011	11,912
7/23	10,981	11,003	11,927
8/23	10,862	10,933	11,821
9/23	10,655	10,655	11,603
10/23	10,566	10,487	11,518
11/23	10,847	10,962	11,830
12/23	11,087	11,381	12,149
1/24	11,133	11,350	12,171
2/24	11,011	11,190	12,040
3/24	11,072	11,293	12,139
4/24	10,904	11,008	11,934
5/24	11,087	11,194	12,139
6/24	11,148	11,300	12,235
7/24	11,347	11,564	12,453
8/24	11,439	11,731	12,550
9/24	11,592	11,888	12,739
10/24	11,362	11,593	12,510

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	7.54%	1.32%	1.29%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury TIPS Index	8.61%	2.20%	2.26%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,238,938,000
Holdings Count | Holding		229
Advisory Fees Paid, Amount		$ 6,496,000
InvestmentCompanyPortfolioTurnover		109.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,238,938 Total Number of Portfolio Holdings229 Portfolio Turnover Rate 109.6% Total Advisory Fees Paid (amount in thousands)$6,496
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.91%
Bonds	4.82%
Investment Companies	0.94%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019083
Shareholder Report [Line Items]
Fund Name		Inflation Protection Fund
Class Name		R-4
Trading Symbol		PIFSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$80	0.77%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index. The Fund is not managed to a particular maturity. Risk assets performed well over the trailing 12 months as the U.S. economy was more resilient than expected. The Fund’s structural long position in rental-linked securities, primarily focused on single-family rentals, contributed to performance, as increasing rental prices and positive risk sentiment led to compression in spread levels. The long position in agency mortgage-backed securities also added to performance. The Fund's duration position in U.S rates benefited performance. The Fund entered the year long U.S nominal rates after the sell-off in rates in October 2023, then trimmed that position before flipping to an underweight in January 2024. The Fund flipped to overweight front-end U.S nominal rates in April 2024, generally positioned for a curve steepening driven by the front end of the curve. During mid-August the Fund switched from an overweight to an underweight position as it held conviction that market pricing was overdone. The Fund benefitted from the rates sell-off in October 2024. The allocation in Mexico and Brazil detracted from performance as rates sold off on the back end of heightened macro and local election uncertainties.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $11,586	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Treasury TIPS Index $12,510
10/14	10,000	10,000	10,000
11/14	10,012	10,071	10,026
12/14	9,892	10,080	9,913
1/15	10,190	10,292	10,225
2/15	10,083	10,195	10,102
3/15	10,035	10,242	10,054
4/15	10,095	10,206	10,128
5/15	9,999	10,181	10,045
6/15	9,892	10,070	9,947
7/15	9,892	10,140	9,968
8/15	9,797	10,125	9,892
9/15	9,714	10,194	9,833
10/15	9,738	10,196	9,858
11/15	9,726	10,169	9,849
12/15	9,644	10,136	9,770
1/16	9,752	10,275	9,915
2/16	9,836	10,348	10,026
3/16	9,992	10,443	10,206
4/16	10,028	10,483	10,241
5/16	9,944	10,486	10,169
6/16	10,148	10,674	10,380
7/16	10,231	10,742	10,470
8/16	10,196	10,730	10,423
9/16	10,243	10,723	10,480
10/16	10,208	10,641	10,439
11/16	10,016	10,390	10,238
12/16	9,988	10,404	10,228
1/17	10,060	10,425	10,314
2/17	10,096	10,495	10,362
3/17	10,096	10,489	10,357
4/17	10,145	10,570	10,418
5/17	10,145	10,651	10,414
6/17	10,048	10,641	10,315
7/17	10,084	10,687	10,361
8/17	10,157	10,782	10,471
9/17	10,096	10,731	10,404
10/17	10,133	10,737	10,426
11/17	10,145	10,723	10,440
12/17	10,236	10,773	10,536
1/18	10,162	10,649	10,445
2/18	10,064	10,548	10,344
3/18	10,162	10,615	10,452
4/18	10,162	10,536	10,446
5/18	10,199	10,611	10,491
6/18	10,224	10,598	10,533
7/18	10,187	10,601	10,482
8/18	10,249	10,669	10,558
9/18	10,125	10,600	10,447
10/18	9,965	10,517	10,297
11/18	10,002	10,579	10,346
12/18	10,034	10,774	10,403
1/19	10,186	10,888	10,543
2/19	10,173	10,882	10,541
3/19	10,351	11,091	10,735
4/19	10,389	11,094	10,771
5/19	10,541	11,291	10,949
6/19	10,612	11,432	11,043
7/19	10,637	11,458	11,082
8/19	10,867	11,755	11,346
9/19	10,693	11,692	11,191
10/19	10,744	11,727	11,220
11/19	10,757	11,721	11,237
12/19	10,811	11,713	11,279
1/20	11,017	11,938	11,516
2/20	11,120	12,153	11,676
3/20	10,856	12,082	11,470
4/20	11,179	12,297	11,789
5/20	11,217	12,354	11,825
6/20	11,346	12,432	11,957
7/20	11,617	12,617	12,232
8/20	11,746	12,515	12,365
9/20	11,729	12,509	12,320
10/20	11,638	12,453	12,240
11/20	11,781	12,575	12,377
12/20	11,905	12,592	12,519
1/21	11,931	12,502	12,561
2/21	11,672	12,321	12,358
3/21	11,698	12,168	12,335
4/21	11,866	12,264	12,508
5/21	11,983	12,304	12,659
6/21	12,074	12,390	12,736
7/21	12,360	12,529	13,075
8/21	12,334	12,505	13,052
9/21	12,256	12,397	12,959
10/21	12,347	12,393	13,106
11/21	12,464	12,430	13,223
12/21	12,507	12,398	13,265
1/22	12,241	12,131	12,997
2/22	12,339	11,996	13,108
3/22	12,143	11,662	12,864
4/22	11,836	11,220	12,601
5/22	11,738	11,292	12,476
6/22	11,347	11,115	12,081
7/22	11,836	11,387	12,607
8/22	11,528	11,065	12,272
9/22	10,746	10,587	11,460
10/22	10,872	10,450	11,602
11/22	11,081	10,834	11,814
12/22	10,959	10,785	11,694
1/23	11,182	11,117	11,908
2/23	11,019	10,829	11,745
3/23	11,345	11,104	12,084
4/23	11,345	11,172	12,097
5/23	11,197	11,050	11,952
6/23	11,152	11,011	11,912
7/23	11,167	11,003	11,927
8/23	11,048	10,933	11,821
9/23	10,826	10,655	11,603
10/23	10,752	10,487	11,518
11/23	11,034	10,962	11,830
12/23	11,297	11,381	12,149
1/24	11,343	11,350	12,171
2/24	11,221	11,190	12,040
3/24	11,282	11,293	12,139
4/24	11,115	11,008	11,934
5/24	11,297	11,194	12,139
6/24	11,358	11,300	12,235
7/24	11,571	11,564	12,453
8/24	11,647	11,731	12,550
9/24	11,814	11,888	12,739
10/24	11,586	11,593	12,510

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	7.76%	1.52%	1.48%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury TIPS Index	8.61%	2.20%	2.26%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,238,938,000
Holdings Count | Holding		229
Advisory Fees Paid, Amount		$ 6,496,000
InvestmentCompanyPortfolioTurnover		109.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,238,938 Total Number of Portfolio Holdings229 Portfolio Turnover Rate 109.6% Total Advisory Fees Paid (amount in thousands)$6,496
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.91%
Bonds	4.82%
Investment Companies	0.94%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019082
Shareholder Report [Line Items]
Fund Name		Inflation Protection Fund
Class Name		R-5
Trading Symbol		PBPPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$68	0.65%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index. The Fund is not managed to a particular maturity. Risk assets performed well over the trailing 12 months as the U.S. economy was more resilient than expected. The Fund’s structural long position in rental-linked securities, primarily focused on single-family rentals, contributed to performance, as increasing rental prices and positive risk sentiment led to compression in spread levels. The long position in agency mortgage-backed securities also added to performance. The Fund's duration position in U.S rates benefited performance. The Fund entered the year long U.S nominal rates after the sell-off in rates in October 2023, then trimmed that position before flipping to an underweight in January 2024. The Fund flipped to overweight front-end U.S nominal rates in April 2024, generally positioned for a curve steepening driven by the front end of the curve. During mid-August the Fund switched from an overweight to an underweight position as it held conviction that market pricing was overdone. The Fund benefitted from the rates sell-off in October 2024. The allocation in Mexico and Brazil detracted from performance as rates sold off on the back end of heightened macro and local election uncertainties.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $11,745	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Treasury TIPS Index $12,510
10/14	10,000	10,000	10,000
11/14	10,012	10,071	10,026
12/14	9,897	10,080	9,913
1/15	10,204	10,292	10,225
2/15	10,086	10,195	10,102
3/15	10,038	10,242	10,054
4/15	10,109	10,206	10,128
5/15	10,015	10,181	10,045
6/15	9,897	10,070	9,947
7/15	9,897	10,140	9,968
8/15	9,814	10,125	9,892
9/15	9,719	10,194	9,833
10/15	9,755	10,196	9,858
11/15	9,743	10,169	9,849
12/15	9,664	10,136	9,770
1/16	9,771	10,275	9,915
2/16	9,855	10,348	10,026
3/16	10,010	10,443	10,206
4/16	10,045	10,483	10,241
5/16	9,974	10,486	10,169
6/16	10,176	10,674	10,380
7/16	10,260	10,742	10,470
8/16	10,224	10,730	10,423
9/16	10,272	10,723	10,480
10/16	10,236	10,641	10,439
11/16	10,045	10,390	10,238
12/16	10,020	10,404	10,228
1/17	10,092	10,425	10,314
2/17	10,128	10,495	10,362
3/17	10,140	10,489	10,357
4/17	10,188	10,570	10,418
5/17	10,188	10,651	10,414
6/17	10,080	10,641	10,315
7/17	10,116	10,687	10,361
8/17	10,200	10,782	10,471
9/17	10,140	10,731	10,404
10/17	10,176	10,737	10,426
11/17	10,188	10,723	10,440
12/17	10,283	10,773	10,536
1/18	10,209	10,649	10,445
2/18	10,111	10,548	10,344
3/18	10,209	10,615	10,452
4/18	10,209	10,536	10,446
5/18	10,246	10,611	10,491
6/18	10,283	10,598	10,533
7/18	10,234	10,601	10,482
8/18	10,295	10,669	10,558
9/18	10,185	10,600	10,447
10/18	10,025	10,517	10,297
11/18	10,062	10,579	10,346
12/18	10,098	10,774	10,403
1/19	10,237	10,888	10,543
2/19	10,237	10,882	10,541
3/19	10,414	11,091	10,735
4/19	10,452	11,094	10,771
5/19	10,603	11,291	10,949
6/19	10,675	11,432	11,043
7/19	10,700	11,458	11,082
8/19	10,928	11,755	11,346
9/19	10,758	11,692	11,191
10/19	10,810	11,727	11,220
11/19	10,835	11,721	11,237
12/19	10,879	11,713	11,279
1/20	11,097	11,938	11,516
2/20	11,199	12,153	11,676
3/20	10,927	12,082	11,470
4/20	11,261	12,297	11,789
5/20	11,299	12,354	11,825
6/20	11,441	12,432	11,957
7/20	11,710	12,617	12,232
8/20	11,839	12,515	12,365
9/20	11,826	12,509	12,320
10/20	11,735	12,453	12,240
11/20	11,877	12,575	12,377
12/20	12,005	12,592	12,519
1/21	12,044	12,502	12,561
2/21	11,772	12,321	12,358
3/21	11,798	12,168	12,335
4/21	11,979	12,264	12,508
5/21	12,096	12,304	12,659
6/21	12,173	12,390	12,736
7/21	12,458	12,529	13,075
8/21	12,445	12,505	13,052
9/21	12,355	12,397	12,959
10/21	12,458	12,393	13,106
11/21	12,575	12,430	13,223
12/21	12,611	12,398	13,265
1/22	12,347	12,131	12,997
2/22	12,444	11,996	13,108
3/22	12,250	11,662	12,864
4/22	11,944	11,220	12,601
5/22	11,846	11,292	12,476
6/22	11,457	11,115	12,081
7/22	11,958	11,387	12,607
8/22	11,638	11,065	12,272
9/22	10,859	10,587	11,460
10/22	10,984	10,450	11,602
11/22	11,193	10,834	11,814
12/22	11,066	10,785	11,694
1/23	11,288	11,117	11,908
2/23	11,140	10,829	11,745
3/23	11,450	11,104	12,084
4/23	11,465	11,172	12,097
5/23	11,318	11,050	11,952
6/23	11,273	11,011	11,912
7/23	11,288	11,003	11,927
8/23	11,170	10,933	11,821
9/23	10,948	10,655	11,603
10/23	10,860	10,487	11,518
11/23	11,155	10,962	11,830
12/23	11,425	11,381	12,149
1/24	11,471	11,350	12,171
2/24	11,349	11,190	12,040
3/24	11,410	11,293	12,139
4/24	11,242	11,008	11,934
5/24	11,425	11,194	12,139
6/24	11,501	11,300	12,235
7/24	11,715	11,564	12,453
8/24	11,791	11,731	12,550
9/24	11,958	11,888	12,739
10/24	11,745	11,593	12,510

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	8.15%	1.67%	1.62%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury TIPS Index	8.61%	2.20%	2.26%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,238,938,000
Holdings Count | Holding		229
Advisory Fees Paid, Amount		$ 6,496,000
InvestmentCompanyPortfolioTurnover		109.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,238,938 Total Number of Portfolio Holdings229 Portfolio Turnover Rate 109.6% Total Advisory Fees Paid (amount in thousands)$6,496
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.91%
Bonds	4.82%
Investment Companies	0.94%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019376
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Institutional
Trading Symbol		PINIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.81%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.81%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. During the year ending October 31, 2024, the Fund modestly outperformed its benchmark MSCI All Country World ex United States Index NTR ("Index"). The Index performed strongly in a historical context, albeit lagging its counterpart the MSCI United States Index NTR. Within the Index Emerging Markets outperformed Developed Markets. Among the individual country markets as included in the Index Taiwan was the best performer, driven by tech giant Taiwan Semiconductor Manufacturing Company ("TSMC"). Of the larger individual country markets Brazil, Korea & Hong Kong lagged. Viewed from a sector perspective Information Technology and Financials led, the former aided again by TSMC. Broadly speaking Financials performed well across the board, with Hong Kong financials the laggard, weighed down by multinational insurer AIA Group. Consumer Staples & Energy were the two worst performing sectors. Towards the end of the year, stock selection in China and the Consumer Discretionary and Materials sectors contributed to performance. On the other hand, negative attribution was seen in Information Technology, Financials, and Energy sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $16,214	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,088	10,072
12/14	9,877	9,709
1/15	9,952	9,695
2/15	10,356	10,213
3/15	10,319	10,048
4/15	10,903	10,556
5/15	11,015	10,391
6/15	10,836	10,101
7/15	10,663	10,073
8/15	9,952	9,303
9/15	9,652	8,872
10/15	10,132	9,532
11/15	10,087	9,335
12/15	9,968	9,160
1/16	9,251	8,536
2/16	8,821	8,439
3/16	9,523	9,125
4/16	9,515	9,365
5/16	9,802	9,207
6/16	9,553	9,066
7/16	9,975	9,515
8/16	9,907	9,575
9/16	10,202	9,693
10/16	9,892	9,554
11/16	9,575	9,333
12/16	9,501	9,571
1/17	9,944	9,910
2/17	10,165	10,068
3/17	10,508	10,324
4/17	10,851	10,545
5/17	11,141	10,887
6/17	11,225	10,920
7/17	11,812	11,323
8/17	12,109	11,382
9/17	12,399	11,594
10/17	12,758	11,812
11/17	13,009	11,908
12/17	13,191	12,174
1/18	14,031	12,852
2/18	13,453	12,246
3/18	13,229	12,030
4/18	13,122	12,222
5/18	13,283	11,940
6/18	12,582	11,715
7/18	12,652	11,995
8/18	12,351	11,745
9/18	12,174	11,798
10/18	10,918	10,838
11/18	10,671	10,941
12/18	10,072	10,446
1/19	11,131	11,235
2/19	11,431	11,455
3/19	11,572	11,523
4/19	11,981	11,827
5/19	11,264	11,192
6/19	12,073	11,866
7/19	11,956	11,723
8/19	11,639	11,361
9/19	11,848	11,653
10/19	12,456	12,060
11/19	12,615	12,166
12/19	13,305	12,693
1/20	13,031	12,352
2/20	12,263	11,375
3/20	10,265	9,728
4/20	11,289	10,466
5/20	11,896	10,808
6/20	12,527	11,297
7/20	13,364	11,800
8/20	13,646	12,305
9/20	13,381	12,003
10/20	12,972	11,745
11/20	14,363	13,325
12/20	15,164	14,045
1/21	15,218	14,075
2/21	15,711	14,354
3/21	16,212	14,535
4/21	16,859	14,963
5/21	17,269	15,431
6/21	17,059	15,331
7/21	17,105	15,079
8/21	17,150	15,365
9/21	16,339	14,873
10/21	16,777	15,228
11/21	16,285	14,543
12/21	17,086	15,144
1/22	16,364	14,586
2/22	15,338	14,297
3/22	15,191	14,320
4/22	13,830	13,421
5/22	14,018	13,517
6/22	12,616	12,354
7/22	13,108	12,777
8/22	12,563	12,366
9/22	11,338	11,130
10/22	11,768	11,463
11/22	13,202	12,816
12/22	12,768	12,720
1/23	13,771	13,752
2/23	13,469	13,269
3/23	13,835	13,594
4/23	14,148	13,830
5/23	13,717	13,327
6/23	14,310	13,925
7/23	14,817	14,491
8/23	14,040	13,836
9/23	13,544	13,400
10/23	12,951	12,847
11/23	14,116	14,003
12/23	14,792	14,707
1/24	14,703	14,561
2/24	15,459	14,929
3/24	15,847	15,396
4/24	15,559	15,119
5/24	16,336	15,558
6/24	16,147	15,544
7/24	16,358	15,903
8/24	16,658	16,356
9/24	17,002	16,797
10/24	16,214	15,973

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	25.19%	5.41%	4.95%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 231,700,000
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 1,879,000
InvestmentCompanyPortfolioTurnover		158.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$231,700 Total Number of Portfolio Holdings54 Portfolio Turnover Rate 158.0% Total Advisory Fees Paid (amount in thousands)$1,879
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.46%
Investment Companies	0.39%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On July 31, 2024, the Fund changed its name to the International Equity Fund. On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities". Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section. Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund.

Material Fund Change Name [Text Block]		On July 31, 2024, the Fund changed its name to the International Equity Fund.
Material Fund Change Strategies [Text Block]		On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities".
Material Fund Change Risks Change [Text Block]		Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section.
Material Fund Change Adviser [Text Block]		Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019375
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		R-1
Trading Symbol		PPISX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$179	1.60%

Expenses Paid, Amount		$ 179
Expense Ratio, Percent		1.60%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. During the year ending October 31, 2024, the Fund modestly outperformed its benchmark MSCI All Country World ex United States Index NTR ("Index"). The Index performed strongly in a historical context, albeit lagging its counterpart the MSCI United States Index NTR. Within the Index Emerging Markets outperformed Developed Markets. Among the individual country markets as included in the Index Taiwan was the best performer, driven by tech giant Taiwan Semiconductor Manufacturing Company ("TSMC"). Of the larger individual country markets Brazil, Korea & Hong Kong lagged. Viewed from a sector perspective Information Technology and Financials led, the former aided again by TSMC. Broadly speaking Financials performed well across the board, with Hong Kong financials the laggard, weighed down by multinational insurer AIA Group. Consumer Staples & Energy were the two worst performing sectors. Towards the end of the year, stock selection in China and the Consumer Discretionary and Materials sectors contributed to performance. On the other hand, negative attribution was seen in Information Technology, Financials, and Energy sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $14,967	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,081	10,072
12/14	9,868	9,709
1/15	9,936	9,695
2/15	10,333	10,213
3/15	10,288	10,048
4/15	10,864	10,556
5/15	10,969	10,391
6/15	10,782	10,101
7/15	10,602	10,073
8/15	9,883	9,303
9/15	9,584	8,872
10/15	10,048	9,532
11/15	10,003	9,335
12/15	9,868	9,160
1/16	9,157	8,536
2/16	8,723	8,439
3/16	9,412	9,125
4/16	9,397	9,365
5/16	9,674	9,207
6/16	9,427	9,066
7/16	9,831	9,515
8/16	9,764	9,575
9/16	10,041	9,693
10/16	9,726	9,554
11/16	9,412	9,333
12/16	9,329	9,571
1/17	9,756	9,910
2/17	9,973	10,068
3/17	10,295	10,324
4/17	10,632	10,545
5/17	10,902	10,887
6/17	10,984	10,920
7/17	11,546	11,323
8/17	11,830	11,382
9/17	12,100	11,594
10/17	12,444	11,812
11/17	12,684	11,908
12/17	12,853	12,174
1/18	13,665	12,852
2/18	13,094	12,246
3/18	12,869	12,030
4/18	12,756	12,222
5/18	12,899	11,940
6/18	12,207	11,715
7/18	12,268	11,995
8/18	11,975	11,745
9/18	11,787	11,798
10/18	10,562	10,838
11/18	10,322	10,941
12/18	9,737	10,446
1/19	10,743	11,235
2/19	11,033	11,455
3/19	11,161	11,523
4/19	11,548	11,827
5/19	10,848	11,192
6/19	11,620	11,866
7/19	11,499	11,723
8/19	11,186	11,361
9/19	11,379	11,653
10/19	11,950	12,060
11/19	12,103	12,166
12/19	12,750	12,693
1/20	12,480	12,352
2/20	11,744	11,375
3/20	9,824	9,728
4/20	10,796	10,466
5/20	11,369	10,808
6/20	11,965	11,297
7/20	12,750	11,800
8/20	13,019	12,305
9/20	12,758	12,003
10/20	12,357	11,745
11/20	13,673	13,325
12/20	14,427	14,045
1/21	14,470	14,075
2/21	14,929	14,354
3/21	15,396	14,535
4/21	16,003	14,963
5/21	16,384	15,431
6/21	16,167	15,331
7/21	16,202	15,079
8/21	16,228	15,365
9/21	15,457	14,873
10/21	15,855	15,228
11/21	15,379	14,543
12/21	16,122	15,144
1/22	15,441	14,586
2/22	14,463	14,297
3/22	14,315	14,320
4/22	13,032	13,421
5/22	13,190	13,517
6/22	11,867	12,354
7/22	12,321	12,777
8/22	11,798	12,366
9/22	10,643	11,130
10/22	11,038	11,463
11/22	12,370	12,816
12/22	11,961	12,720
1/23	12,889	13,752
2/23	12,597	13,269
3/23	12,930	13,594
4/23	13,212	13,830
5/23	12,809	13,327
6/23	13,353	13,925
7/23	13,817	14,491
8/23	13,081	13,836
9/23	12,617	13,400
10/23	12,052	12,847
11/23	13,121	14,003
12/23	13,739	14,707
1/24	13,657	14,561
2/24	14,348	14,929
3/24	14,709	15,396
4/24	14,420	15,119
5/24	15,132	15,558
6/24	14,957	15,544
7/24	15,132	15,903
8/24	15,400	16,356
9/24	15,710	16,797
10/24	14,967	15,973

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	24.18%	4.60%	4.11%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 231,700,000
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 1,879,000
InvestmentCompanyPortfolioTurnover		158.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$231,700 Total Number of Portfolio Holdings54 Portfolio Turnover Rate 158.0% Total Advisory Fees Paid (amount in thousands)$1,879
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.46%
Investment Companies	0.39%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On July 31, 2024, the Fund changed its name to the International Equity Fund. On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities". Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section. Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund. Finally, following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Material Fund Change Name [Text Block]		On July 31, 2024, the Fund changed its name to the International Equity Fund.
Material Fund Change Strategies [Text Block]		On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities".
Material Fund Change Risks Change [Text Block]		Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section.
Material Fund Change Adviser [Text Block]		Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019372
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		R-3
Trading Symbol		PRPPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$145	1.29%

Expenses Paid, Amount		$ 145
Expense Ratio, Percent		1.29%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. During the year ending October 31, 2024, the Fund modestly outperformed its benchmark MSCI All Country World ex United States Index NTR ("Index"). The Index performed strongly in a historical context, albeit lagging its counterpart the MSCI United States Index NTR. Within the Index Emerging Markets outperformed Developed Markets. Among the individual country markets as included in the Index Taiwan was the best performer, driven by tech giant Taiwan Semiconductor Manufacturing Company ("TSMC"). Of the larger individual country markets Brazil, Korea & Hong Kong lagged. Viewed from a sector perspective Information Technology and Financials led, the former aided again by TSMC. Broadly speaking Financials performed well across the board, with Hong Kong financials the laggard, weighed down by multinational insurer AIA Group. Consumer Staples & Energy were the two worst performing sectors. Towards the end of the year, stock selection in China and the Consumer Discretionary and Materials sectors contributed to performance. On the other hand, negative attribution was seen in Information Technology, Financials, and Energy sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $15,448	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,088	10,072
12/14	9,876	9,709
1/15	9,944	9,695
2/15	10,341	10,213
3/15	10,303	10,048
4/15	10,880	10,556
5/15	10,992	10,391
6/15	10,805	10,101
7/15	10,633	10,073
8/15	9,914	9,303
9/15	9,614	8,872
10/15	10,086	9,532
11/15	10,034	9,335
12/15	9,913	9,160
1/16	9,193	8,536
2/16	8,765	8,439
3/16	9,456	9,125
4/16	9,448	9,365
5/16	9,726	9,207
6/16	9,478	9,066
7/16	9,891	9,515
8/16	9,823	9,575
9/16	10,101	9,693
10/16	9,793	9,554
11/16	9,478	9,333
12/16	9,397	9,571
1/17	9,827	9,910
2/17	10,046	10,068
3/17	10,378	10,324
4/17	10,717	10,545
5/17	10,996	10,887
6/17	11,079	10,920
7/17	11,652	11,323
8/17	11,946	11,382
9/17	12,218	11,594
10/17	12,565	11,812
11/17	12,814	11,908
12/17	12,989	12,174
1/18	13,808	12,852
2/18	13,232	12,246
3/18	13,012	12,030
4/18	12,898	12,222
5/18	13,050	11,940
6/18	12,352	11,715
7/18	12,412	11,995
8/18	12,124	11,745
9/18	11,934	11,798
10/18	10,705	10,838
11/18	10,462	10,941
12/18	9,869	10,446
1/19	10,896	11,235
2/19	11,190	11,455
3/19	11,320	11,523
4/19	11,712	11,827
5/19	11,010	11,192
6/19	11,802	11,866
7/19	11,679	11,723
8/19	11,361	11,361
9/19	11,557	11,653
10/19	12,144	12,060
11/19	12,299	12,166
12/19	12,961	12,693
1/20	12,694	12,352
2/20	11,946	11,375
3/20	9,993	9,728
4/20	10,990	10,466
5/20	11,572	10,808
6/20	12,179	11,297
7/20	12,985	11,800
8/20	13,260	12,305
9/20	13,002	12,003
10/20	12,595	11,745
11/20	13,941	13,325
12/20	14,719	14,045
1/21	14,763	14,075
2/21	15,240	14,354
3/21	15,708	14,535
4/21	16,335	14,963
5/21	16,724	15,431
6/21	16,512	15,331
7/21	16,547	15,079
8/21	16,583	15,365
9/21	15,796	14,873
10/21	16,212	15,228
11/21	15,735	14,543
12/21	16,498	15,144
1/22	15,801	14,586
2/22	14,800	14,297
3/22	14,649	14,320
4/22	13,346	13,421
5/22	13,507	13,517
6/22	12,154	12,354
7/22	12,618	12,777
8/22	12,093	12,366
9/22	10,911	11,130
10/22	11,325	11,463
11/22	12,689	12,816
12/22	12,266	12,720
1/23	13,228	13,752
2/23	12,938	13,269
3/23	13,280	13,594
4/23	13,580	13,830
5/23	13,156	13,327
6/23	13,724	13,925
7/23	14,200	14,491
8/23	13,456	13,836
9/23	12,980	13,400
10/23	12,401	12,847
11/23	13,507	14,003
12/23	14,146	14,707
1/24	14,061	14,561
2/24	14,770	14,929
3/24	15,152	15,396
4/24	14,866	15,119
5/24	15,596	15,558
6/24	15,416	15,544
7/24	15,607	15,903
8/24	15,893	16,356
9/24	16,210	16,797
10/24	15,448	15,973

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	24.58%	4.93%	4.44%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 231,700,000
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 1,879,000
InvestmentCompanyPortfolioTurnover		158.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$231,700 Total Number of Portfolio Holdings54 Portfolio Turnover Rate 158.0% Total Advisory Fees Paid (amount in thousands)$1,879
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.46%
Investment Companies	0.39%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On July 31, 2024, the Fund changed its name to the International Equity Fund. On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities". Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section. Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund. Finally, following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Material Fund Change Name [Text Block]		On July 31, 2024, the Fund changed its name to the International Equity Fund.
Material Fund Change Strategies [Text Block]		On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities".
Material Fund Change Risks Change [Text Block]		Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section.
Material Fund Change Adviser [Text Block]		Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019374
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		R-4
Trading Symbol		PUPPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$124	1.10%

Expenses Paid, Amount		$ 124
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. During the year ending October 31, 2024, the Fund modestly outperformed its benchmark MSCI All Country World ex United States Index NTR ("Index"). The Index performed strongly in a historical context, albeit lagging its counterpart the MSCI United States Index NTR. Within the Index Emerging Markets outperformed Developed Markets. Among the individual country markets as included in the Index Taiwan was the best performer, driven by tech giant Taiwan Semiconductor Manufacturing Company ("TSMC"). Of the larger individual country markets Brazil, Korea & Hong Kong lagged. Viewed from a sector perspective Information Technology and Financials led, the former aided again by TSMC. Broadly speaking Financials performed well across the board, with Hong Kong financials the laggard, weighed down by multinational insurer AIA Group. Consumer Staples & Energy were the two worst performing sectors. Towards the end of the year, stock selection in China and the Consumer Discretionary and Materials sectors contributed to performance. On the other hand, negative attribution was seen in Information Technology, Financials, and Energy sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $15,762	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,096	10,072
12/14	9,878	9,709
1/15	9,953	9,695
2/15	10,350	10,213
3/15	10,313	10,048
4/15	10,890	10,556
5/15	11,002	10,391
6/15	10,823	10,101
7/15	10,650	10,073
8/15	9,931	9,303
9/15	9,631	8,872
10/15	10,111	9,532
11/15	10,058	9,335
12/15	9,930	9,160
1/16	9,215	8,536
2/16	8,787	8,439
3/16	9,486	9,125
4/16	9,471	9,365
5/16	9,757	9,207
6/16	9,509	9,066
7/16	9,923	9,515
8/16	9,855	9,575
9/16	10,141	9,693
10/16	9,832	9,554
11/16	9,516	9,333
12/16	9,439	9,571
1/17	9,870	9,910
2/17	10,097	10,068
3/17	10,430	10,324
4/17	10,771	10,545
5/17	11,051	10,887
6/17	11,134	10,920
7/17	11,717	11,323
8/17	12,012	11,382
9/17	12,285	11,594
10/17	12,641	11,812
11/17	12,890	11,908
12/17	13,065	12,174
1/18	13,896	12,852
2/18	13,316	12,246
3/18	13,095	12,030
4/18	12,988	12,222
5/18	13,141	11,940
6/18	12,439	11,715
7/18	12,508	11,995
8/18	12,210	11,745
9/18	12,027	11,798
10/18	10,784	10,838
11/18	10,540	10,941
12/18	9,942	10,446
1/19	10,987	11,235
2/19	11,283	11,455
3/19	11,415	11,523
4/19	11,818	11,827
5/19	11,111	11,192
6/19	11,901	11,866
7/19	11,785	11,723
8/19	11,473	11,361
9/19	11,670	11,653
10/19	12,263	12,060
11/19	12,419	12,166
12/19	13,095	12,693
1/20	12,827	12,352
2/20	12,071	11,375
3/20	10,099	9,728
4/20	11,106	10,466
5/20	11,693	10,808
6/20	12,315	11,297
7/20	13,129	11,800
8/20	13,414	12,305
9/20	13,146	12,003
10/20	12,734	11,745
11/20	14,103	13,325
12/20	14,889	14,045
1/21	14,943	14,075
2/21	15,425	14,354
3/21	15,907	14,535
4/21	16,541	14,963
5/21	16,934	15,431
6/21	16,720	15,331
7/21	16,765	15,079
8/21	16,800	15,365
9/21	16,006	14,873
10/21	16,434	15,228
11/21	15,952	14,543
12/21	16,725	15,144
1/22	16,019	14,586
2/22	15,006	14,297
3/22	14,863	14,320
4/22	13,533	13,421
5/22	13,707	13,517
6/22	12,336	12,354
7/22	12,807	12,777
8/22	12,275	12,366
9/22	11,078	11,130
10/22	11,497	11,463
11/22	12,889	12,816
12/22	12,469	12,720
1/23	13,456	13,752
2/23	13,151	13,269
3/23	13,509	13,594
4/23	13,803	13,830
5/23	13,383	13,327
6/23	13,971	13,925
7/23	14,454	14,491
8/23	13,687	13,836
9/23	13,204	13,400
10/23	12,616	12,847
11/23	13,750	14,003
12/23	14,405	14,707
1/24	14,330	14,561
2/24	15,051	14,929
3/24	15,428	15,396
4/24	15,137	15,119
5/24	15,891	15,558
6/24	15,719	15,544
7/24	15,913	15,903
8/24	16,203	16,356
9/24	16,537	16,797
10/24	15,762	15,973

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	24.94%	5.15%	4.66%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 231,700,000
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 1,879,000
InvestmentCompanyPortfolioTurnover		158.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$231,700 Total Number of Portfolio Holdings54 Portfolio Turnover Rate 158.0% Total Advisory Fees Paid (amount in thousands)$1,879
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.46%
Investment Companies	0.39%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On July 31, 2024, the Fund changed its name to the International Equity Fund. On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities". Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section. Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund. Finally, following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Material Fund Change Name [Text Block]		On July 31, 2024, the Fund changed its name to the International Equity Fund.
Material Fund Change Strategies [Text Block]		On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities".
Material Fund Change Risks Change [Text Block]		Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section.
Material Fund Change Adviser [Text Block]		Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019373
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		R-5
Trading Symbol		PTPPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$110	0.98%

Expenses Paid, Amount		$ 110
Expense Ratio, Percent		0.98%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. During the year ending October 31, 2024, the Fund modestly outperformed its benchmark MSCI All Country World ex United States Index NTR ("Index"). The Index performed strongly in a historical context, albeit lagging its counterpart the MSCI United States Index NTR. Within the Index Emerging Markets outperformed Developed Markets. Among the individual country markets as included in the Index Taiwan was the best performer, driven by tech giant Taiwan Semiconductor Manufacturing Company ("TSMC"). Of the larger individual country markets Brazil, Korea & Hong Kong lagged. Viewed from a sector perspective Information Technology and Financials led, the former aided again by TSMC. Broadly speaking Financials performed well across the board, with Hong Kong financials the laggard, weighed down by multinational insurer AIA Group. Consumer Staples & Energy were the two worst performing sectors. Towards the end of the year, stock selection in China and the Consumer Discretionary and Materials sectors contributed to performance. On the other hand, negative attribution was seen in Information Technology, Financials, and Energy sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $15,921	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,088	10,072
12/14	9,872	9,709
1/15	9,947	9,695
2/15	10,352	10,213
3/15	10,314	10,048
4/15	10,892	10,556
5/15	11,004	10,391
6/15	10,824	10,101
7/15	10,652	10,073
8/15	9,932	9,303
9/15	9,640	8,872
10/15	10,112	9,532
11/15	10,067	9,335
12/15	9,938	9,160
1/16	9,222	8,536
2/16	8,793	8,439
3/16	9,494	9,125
4/16	9,479	9,365
5/16	9,765	9,207
6/16	9,516	9,066
7/16	9,931	9,515
8/16	9,870	9,575
9/16	10,157	9,693
10/16	9,840	9,554
11/16	9,531	9,333
12/16	9,451	9,571
1/17	9,892	9,910
2/17	10,112	10,068
3/17	10,446	10,324
4/17	10,788	10,545
5/17	11,077	10,887
6/17	11,161	10,920
7/17	11,738	11,323
8/17	12,034	11,382
9/17	12,315	11,594
10/17	12,672	11,812
11/17	12,923	11,908
12/17	13,097	12,174
1/18	13,932	12,852
2/18	13,357	12,246
3/18	13,135	12,030
4/18	13,028	12,222
5/18	13,181	11,940
6/18	12,484	11,715
7/18	12,545	11,995
8/18	12,254	11,745
9/18	12,070	11,798
10/18	10,821	10,838
11/18	10,583	10,941
12/18	9,986	10,446
1/19	11,027	11,235
2/19	11,325	11,455
3/19	11,465	11,523
4/19	11,871	11,827
5/19	11,160	11,192
6/19	11,953	11,866
7/19	11,837	11,723
8/19	11,523	11,361
9/19	11,722	11,653
10/19	12,325	12,060
11/19	12,482	12,166
12/19	13,155	12,693
1/20	12,885	12,352
2/20	12,134	11,375
3/20	10,149	9,728
4/20	11,162	10,466
5/20	11,762	10,808
6/20	12,378	11,297
7/20	13,206	11,800
8/20	13,484	12,305
9/20	13,223	12,003
10/20	12,817	11,745
11/20	14,185	13,325
12/20	14,984	14,045
1/21	15,038	14,075
2/21	15,524	14,354
3/21	16,009	14,535
4/21	16,648	14,963
5/21	17,053	15,431
6/21	16,837	15,331
7/21	16,882	15,079
8/21	16,918	15,365
9/21	16,117	14,873
10/21	16,549	15,228
11/21	16,063	14,543
12/21	16,845	15,144
1/22	16,144	14,586
2/22	15,125	14,297
3/22	14,971	14,320
4/22	13,643	13,421
5/22	13,818	13,517
6/22	12,428	12,354
7/22	12,911	12,777
8/22	12,376	12,366
9/22	11,171	11,130
10/22	11,594	11,463
11/22	13,004	12,816
12/22	12,573	12,720
1/23	13,568	13,752
2/23	13,261	13,269
3/23	13,621	13,594
4/23	13,928	13,830
5/23	13,505	13,327
6/23	14,087	13,925
7/23	14,574	14,491
8/23	13,812	13,836
9/23	13,325	13,400
10/23	12,731	12,847
11/23	13,875	14,003
12/23	14,538	14,707
1/24	14,462	14,561
2/24	15,192	14,929
3/24	15,584	15,396
4/24	15,290	15,119
5/24	16,052	15,558
6/24	15,878	15,544
7/24	16,074	15,903
8/24	16,368	16,356
9/24	16,705	16,797
10/24	15,921	15,973

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	25.06%	5.25%	4.76%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 231,700,000
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 1,879,000
InvestmentCompanyPortfolioTurnover		158.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$231,700 Total Number of Portfolio Holdings54 Portfolio Turnover Rate 158.0% Total Advisory Fees Paid (amount in thousands)$1,879
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.46%
Investment Companies	0.39%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On July 31, 2024, the Fund changed its name to the International Equity Fund. On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities". Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section. Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund. Finally, following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Material Fund Change Name [Text Block]		On July 31, 2024, the Fund changed its name to the International Equity Fund.
Material Fund Change Strategies [Text Block]		On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities".
Material Fund Change Risks Change [Text Block]		Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section.
Material Fund Change Adviser [Text Block]		Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000175484
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		R-6
Trading Symbol		PIIDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$80	0.71%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. During the year ending October 31, 2024, the Fund modestly outperformed its benchmark MSCI All Country World ex United States Index NTR ("Index"). The Index performed strongly in a historical context, albeit lagging its counterpart the MSCI United States Index NTR. Within the Index Emerging Markets outperformed Developed Markets. Among the individual country markets as included in the Index Taiwan was the best performer, driven by tech giant Taiwan Semiconductor Manufacturing Company ("TSMC"). Of the larger individual country markets Brazil, Korea & Hong Kong lagged. Viewed from a sector perspective Information Technology and Financials led, the former aided again by TSMC. Broadly speaking Financials performed well across the board, with Hong Kong financials the laggard, weighed down by multinational insurer AIA Group. Consumer Staples & Energy were the two worst performing sectors. Towards the end of the year, stock selection in China and the Consumer Discretionary and Materials sectors contributed to performance. On the other hand, negative attribution was seen in Information Technology, Financials, and Energy sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $16,297	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,087	10,072
12/14	9,876	9,709
1/15	9,951	9,695
2/15	10,355	10,213
3/15	10,317	10,048
4/15	10,900	10,556
5/15	11,012	10,391
6/15	10,832	10,101
7/15	10,659	10,073
8/15	9,948	9,303
9/15	9,648	8,872
10/15	10,127	9,532
11/15	10,081	9,335
12/15	9,961	9,160
1/16	9,244	8,536
2/16	8,813	8,439
3/16	9,513	9,125
4/16	9,505	9,365
5/16	9,791	9,207
6/16	9,542	9,066
7/16	9,963	9,515
8/16	9,895	9,575
9/16	10,188	9,693
10/16	9,879	9,554
11/16	9,562	9,333
12/16	9,483	9,571
1/17	9,925	9,910
2/17	10,146	10,068
3/17	10,481	10,324
4/17	10,831	10,545
5/17	11,121	10,887
6/17	11,204	10,920
7/17	11,791	11,323
8/17	12,088	11,382
9/17	12,377	11,594
10/17	12,735	11,812
11/17	12,994	11,908
12/17	13,167	12,174
1/18	14,014	12,852
2/18	13,437	12,246
3/18	13,214	12,030
4/18	13,106	12,222
5/18	13,267	11,940
6/18	12,567	11,715
7/18	12,636	11,995
8/18	12,343	11,745
9/18	12,159	11,798
10/18	10,911	10,838
11/18	10,665	10,941
12/18	10,066	10,446
1/19	11,125	11,235
2/19	11,425	11,455
3/19	11,567	11,523
4/19	11,976	11,827
5/19	11,267	11,192
6/19	12,076	11,866
7/19	11,951	11,723
8/19	11,642	11,361
9/19	11,842	11,653
10/19	12,459	12,060
11/19	12,618	12,166
12/19	13,310	12,693
1/20	13,037	12,352
2/20	12,276	11,375
3/20	10,275	9,728
4/20	11,301	10,466
5/20	11,908	10,808
6/20	12,541	11,297
7/20	13,378	11,800
8/20	13,661	12,305
9/20	13,396	12,003
10/20	12,985	11,745
11/20	14,379	13,325
12/20	15,187	14,045
1/21	15,241	14,075
2/21	15,744	14,354
3/21	16,237	14,535
4/21	16,894	14,963
5/21	17,305	15,431
6/21	17,086	15,331
7/21	17,141	15,079
8/21	17,186	15,365
9/21	16,374	14,873
10/21	16,812	15,228
11/21	16,328	14,543
12/21	17,128	15,144
1/22	16,414	14,586
2/22	15,374	14,297
3/22	15,227	14,320
4/22	13,872	13,421
5/22	14,051	13,517
6/22	12,654	12,354
7/22	13,148	12,777
8/22	12,602	12,366
9/22	11,373	11,130
10/22	11,814	11,463
11/22	13,242	12,816
12/22	12,811	12,720
1/23	13,819	13,752
2/23	13,515	13,269
3/23	13,883	13,594
4/23	14,198	13,830
5/23	13,764	13,327
6/23	14,371	13,925
7/23	14,880	14,491
8/23	14,100	13,836
9/23	13,602	13,400
10/23	13,006	12,847
11/23	14,176	14,003
12/23	14,857	14,707
1/24	14,779	14,561
2/24	15,527	14,929
3/24	15,929	15,396
4/24	15,628	15,119
5/24	16,409	15,558
6/24	16,230	15,544
7/24	16,442	15,903
8/24	16,744	16,356
9/24	17,101	16,797
10/24	16,297	15,973

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	25.30%	5.52%	5.01%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

Performance Inception Date		Dec. 29, 2003
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 231,700,000
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 1,879,000
InvestmentCompanyPortfolioTurnover		158.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$231,700 Total Number of Portfolio Holdings54 Portfolio Turnover Rate 158.0% Total Advisory Fees Paid (amount in thousands)$1,879
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.46%
Investment Companies	0.39%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On July 31, 2024, the Fund changed its name to the International Equity Fund. On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities". Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section. Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund.

Material Fund Change Name [Text Block]		On July 31, 2024, the Fund changed its name to the International Equity Fund.
Material Fund Change Strategies [Text Block]		On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities".
Material Fund Change Risks Change [Text Block]		Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section.
Material Fund Change Adviser [Text Block]		Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019333
Shareholder Report [Line Items]
Fund Name		LargeCap Growth Fund I
Class Name		Class A
Trading Symbol		PLGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	0.94%

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		0.94%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc ("T. Rowe") benefitted from stock selection in the consumer discretionary and communication services sectors, as well as an underweight to the consumer staples sector. Brown Advisory, LLC’s ("Brown") performance was helped by strong stock selection in the industrials, consumer staples, and healthcare sectors. Brown and T. Rowe underperformed the Russell 1000 Growth Index ("Index") for the year. Brown underperformed the Index due to poor stock selection in the information technology, communication services, and real estate sectors. T. Rowe underperformed due to an overweight to the healthcare sector, as well as poor stock selection in the information technology and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $34,416	Russell 1000 Index $33,206	Russell 1000 Growth Index $44,812
10/14	9,453	10,000	10,000
11/14	9,635	10,262	10,317
12/14	9,572	10,238	10,209
1/15	9,409	9,957	10,053
2/15	10,053	10,532	10,723
3/15	9,998	10,401	10,601
4/15	9,991	10,475	10,654
5/15	10,184	10,612	10,804
6/15	10,053	10,413	10,614
7/15	10,464	10,613	10,974
8/15	9,851	9,975	10,307
9/15	9,525	9,702	10,052
10/15	10,324	10,486	10,918
11/15	10,409	10,521	10,949
12/15	10,285	10,332	10,788
1/16	9,446	9,776	10,186
2/16	9,359	9,772	10,181
3/16	9,927	10,453	10,868
4/16	9,953	10,510	10,769
5/16	10,154	10,694	10,978
6/16	9,918	10,718	10,935
7/16	10,442	11,127	11,451
8/16	10,372	11,141	11,394
9/16	10,460	11,150	11,436
10/16	10,303	10,933	11,167
11/16	10,329	11,364	11,410
12/16	10,326	11,577	11,551
1/17	10,811	11,810	11,941
2/17	11,213	12,267	12,437
3/17	11,341	12,275	12,580
4/17	11,734	12,405	12,868
5/17	12,099	12,563	13,203
6/17	12,054	12,651	13,168
7/17	12,419	12,901	13,518
8/17	12,684	12,942	13,766
9/17	12,775	13,217	13,945
10/17	13,360	13,520	14,485
11/17	13,799	13,933	14,925
12/17	13,744	14,088	15,041
1/18	15,045	14,861	16,107
2/18	14,761	14,316	15,684
3/18	14,458	13,991	15,254
4/18	14,615	14,038	15,308
5/18	15,172	14,397	15,978
6/18	15,368	14,490	16,132
7/18	15,720	14,990	16,606
8/18	16,419	15,506	17,514
9/18	16,519	15,565	17,612
10/18	15,126	14,464	16,037
11/18	15,477	14,758	16,207
12/18	14,194	13,414	14,814
1/19	15,585	14,538	16,145
2/19	16,258	15,030	16,723
3/19	16,623	15,292	17,199
4/19	17,182	15,910	17,976
5/19	16,201	14,896	16,840
6/19	17,330	15,942	17,997
7/19	17,615	16,189	18,403
8/19	17,546	15,893	18,262
9/19	17,421	16,168	18,265
10/19	17,774	16,511	18,779
11/19	18,630	17,135	19,613
12/19	19,081	17,629	20,204
1/20	19,464	17,649	20,656
2/20	18,339	16,206	19,249
3/20	16,448	14,065	17,356
4/20	18,908	15,923	19,924
5/20	20,292	16,763	21,261
6/20	21,008	17,134	22,187
7/20	22,578	18,137	23,894
8/20	24,419	19,469	26,360
9/20	23,431	18,757	25,120
10/20	22,726	18,305	24,267
11/20	24,913	20,460	26,751
12/20	25,858	21,325	27,982
1/21	25,459	21,150	27,775
2/21	25,990	21,763	27,768
3/21	26,110	22,586	28,245
4/21	28,034	23,802	30,167
5/21	27,756	23,915	29,750
6/21	29,548	24,514	31,616
7/21	30,543	25,023	32,658
8/21	31,300	25,748	33,879
9/21	29,521	24,565	31,982
10/21	31,525	26,269	34,752
11/21	30,941	25,917	34,964
12/21	31,383	26,967	35,704
1/22	27,873	25,446	32,639
2/22	26,588	24,748	31,253
3/22	27,022	25,583	32,476
4/22	23,541	23,303	28,554
5/22	22,809	23,267	27,890
6/22	21,181	21,319	25,681
7/22	23,616	23,304	28,763
8/22	22,167	22,409	27,423
9/22	19,986	20,336	24,757
10/22	21,211	21,967	26,204
11/22	22,182	23,155	27,398
12/22	20,632	21,809	25,301
1/23	22,412	23,271	27,409
2/23	21,790	22,717	27,084
3/23	23,268	23,436	28,935
4/23	23,604	23,726	29,221
5/23	24,443	23,837	30,553
6/23	26,239	25,447	32,642
7/23	26,978	26,322	33,742
8/23	26,793	25,861	33,439
9/23	25,282	24,646	31,620
10/23	24,795	24,050	31,170
11/23	27,381	26,296	34,568
12/23	28,906	27,595	36,098
1/24	29,729	27,979	36,999
2/24	31,411	29,490	39,523
3/24	32,019	30,436	40,219
4/24	30,463	29,141	38,513
5/24	31,643	30,513	40,819
6/24	33,557	31,523	43,571
7/24	33,128	31,981	42,830
8/24	34,076	32,740	43,722
9/24	34,612	33,440	44,961
10/24	34,416	33,206	44,812

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	38.80%	14.13%	13.79%
Class A Shares Including Sales Charge	31.16%	12.84%	13.16%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 10,072,457,000
Holdings Count | Holding		420
Advisory Fees Paid, Amount		$ 61,531,000
InvestmentCompanyPortfolioTurnover		39.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,072,457 Total Number of Portfolio Holdings420 Portfolio Turnover Rate 39.6% Total Advisory Fees Paid (amount in thousands)$61,531
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	2.71%
Convertible Preferred Stocks	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019332
Shareholder Report [Line Items]
Fund Name		LargeCap Growth Fund I
Class Name		Class J
Trading Symbol		PLGJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$92	0.77%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc ("T. Rowe") benefitted from stock selection in the consumer discretionary and communication services sectors, as well as an underweight to the consumer staples sector. Brown Advisory, LLC’s ("Brown") performance was helped by strong stock selection in the industrials, consumer staples, and healthcare sectors. Brown and T. Rowe underperformed the Russell 1000 Growth Index ("Index") for the year. Brown underperformed the Index due to poor stock selection in the information technology, communication services, and real estate sectors. T. Rowe underperformed due to an overweight to the healthcare sector, as well as poor stock selection in the information technology and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $37,227	Russell 1000 Index $33,206	Russell 1000 Growth Index $44,812
10/14	10,000	10,000	10,000
11/14	10,201	10,262	10,317
12/14	10,134	10,238	10,209
1/15	9,966	9,957	10,053
2/15	10,649	10,532	10,723
3/15	10,592	10,401	10,601
4/15	10,592	10,475	10,654
5/15	10,789	10,612	10,804
6/15	10,658	10,413	10,614
7/15	11,098	10,613	10,974
8/15	10,443	9,975	10,307
9/15	10,106	9,702	10,052
10/15	10,948	10,486	10,918
11/15	11,051	10,521	10,949
12/15	10,920	10,332	10,788
1/16	10,029	9,776	10,186
2/16	9,933	9,772	10,181
3/16	10,544	10,453	10,868
4/16	10,566	10,510	10,769
5/16	10,780	10,694	10,978
6/16	10,534	10,718	10,935
7/16	11,102	11,127	11,451
8/16	11,027	11,141	11,394
9/16	11,124	11,150	11,436
10/16	10,963	10,933	11,167
11/16	10,995	11,364	11,410
12/16	10,992	11,577	11,551
1/17	11,512	11,810	11,941
2/17	11,941	12,267	12,437
3/17	12,077	12,275	12,580
4/17	12,506	12,405	12,868
5/17	12,890	12,563	13,203
6/17	12,856	12,651	13,168
7/17	13,240	12,901	13,518
8/17	13,523	12,942	13,766
9/17	13,636	13,217	13,945
10/17	14,257	13,520	14,485
11/17	14,732	13,933	14,925
12/17	14,674	14,088	15,041
1/18	16,068	14,861	16,107
2/18	15,775	14,316	15,684
3/18	15,445	13,991	15,254
4/18	15,616	14,038	15,308
5/18	16,227	14,397	15,978
6/18	16,435	14,490	16,132
7/18	16,814	14,990	16,606
8/18	17,566	15,506	17,514
9/18	17,666	15,565	17,612
10/18	16,182	14,464	16,037
11/18	16,559	14,758	16,207
12/18	15,197	13,414	14,814
1/19	16,693	14,538	16,145
2/19	17,397	15,030	16,723
3/19	17,808	15,292	17,199
4/19	18,410	15,910	17,976
5/19	17,353	14,896	16,840
6/19	18,571	15,942	17,997
7/19	18,879	16,189	18,403
8/19	18,820	15,893	18,262
9/19	18,674	16,168	18,265
10/19	19,070	16,511	18,779
11/19	19,979	17,135	19,613
12/19	20,469	17,629	20,204
1/20	20,889	17,649	20,656
2/20	19,677	16,206	19,249
3/20	17,656	14,065	17,356
4/20	20,291	15,923	19,924
5/20	21,779	16,763	21,261
6/20	22,555	17,134	22,187
7/20	24,252	18,137	23,894
8/20	26,225	19,469	26,360
9/20	25,174	18,757	25,120
10/20	24,414	18,305	24,267
11/20	26,775	20,460	26,751
12/20	27,801	21,325	27,982
1/21	27,377	21,150	27,775
2/21	27,942	21,763	27,768
3/21	28,066	22,586	28,245
4/21	30,149	23,802	30,167
5/21	29,848	23,915	29,750
6/21	31,773	24,514	31,616
7/21	32,867	25,023	32,658
8/21	33,679	25,748	33,879
9/21	31,773	24,565	31,982
10/21	33,944	26,269	34,752
11/21	33,308	25,917	34,964
12/21	33,791	26,967	35,704
1/22	30,025	25,446	32,639
2/22	28,633	24,748	31,253
3/22	29,104	25,583	32,476
4/22	25,359	23,303	28,554
5/22	24,581	23,267	27,890
6/22	22,821	21,319	25,681
7/22	25,461	23,304	28,763
8/22	23,906	22,409	27,423
9/22	21,531	20,336	24,757
10/22	22,862	21,967	26,204
11/22	23,926	23,155	27,398
12/22	22,252	21,809	25,301
1/23	24,180	23,271	27,409
2/23	23,513	22,717	27,084
3/23	25,108	23,436	28,935
4/23	25,465	23,726	29,221
5/23	26,393	23,837	30,553
6/23	28,321	25,447	32,642
7/23	29,130	26,322	33,742
8/23	28,939	25,861	33,439
9/23	27,321	24,646	31,620
10/23	26,774	24,050	31,170
11/23	29,582	26,296	34,568
12/23	31,221	27,595	36,098
1/24	32,127	27,979	36,999
2/24	33,965	29,490	39,523
3/24	34,612	30,436	40,219
4/24	32,929	29,141	38,513
5/24	34,224	30,513	40,819
6/24	36,295	31,523	43,571
7/24	35,829	31,981	42,830
8/24	36,864	32,740	43,722
9/24	37,434	33,440	44,961
10/24	37,227	33,206	44,812

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	39.04%	14.31%	14.05%
Class J Shares Including Sales Charge	38.04%	14.31%	14.05%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 10,072,457,000
Holdings Count | Holding		420
Advisory Fees Paid, Amount		$ 61,531,000
InvestmentCompanyPortfolioTurnover		39.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,072,457 Total Number of Portfolio Holdings420 Portfolio Turnover Rate 39.6% Total Advisory Fees Paid (amount in thousands)$61,531
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	2.71%
Convertible Preferred Stocks	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019331
Shareholder Report [Line Items]
Fund Name		LargeCap Growth Fund I
Class Name		Institutional
Trading Symbol		PLGIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$80	0.67%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc ("T. Rowe") benefitted from stock selection in the consumer discretionary and communication services sectors, as well as an underweight to the consumer staples sector. Brown Advisory, LLC’s ("Brown") performance was helped by strong stock selection in the industrials, consumer staples, and healthcare sectors. Brown and T. Rowe underperformed the Russell 1000 Growth Index ("Index") for the year. Brown underperformed the Index due to poor stock selection in the information technology, communication services, and real estate sectors. T. Rowe underperformed due to an overweight to the healthcare sector, as well as poor stock selection in the information technology and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $37,869	Russell 1000 Index $33,206	Russell 1000 Growth Index $44,812
10/14	10,000	10,000	10,000
11/14	10,206	10,262	10,317
12/14	10,137	10,238	10,209
1/15	9,974	9,957	10,053
2/15	10,667	10,532	10,723
3/15	10,610	10,401	10,601
4/15	10,610	10,475	10,654
5/15	10,814	10,612	10,804
6/15	10,683	10,413	10,614
7/15	11,123	10,613	10,974
8/15	10,480	9,975	10,307
9/15	10,137	9,702	10,052
10/15	10,993	10,486	10,918
11/15	11,091	10,521	10,949
12/15	10,966	10,332	10,788
1/16	10,067	9,776	10,186
2/16	9,985	9,772	10,181
3/16	10,599	10,453	10,868
4/16	10,626	10,510	10,769
5/16	10,846	10,694	10,978
6/16	10,599	10,718	10,935
7/16	11,167	11,127	11,451
8/16	11,094	11,141	11,394
9/16	11,195	11,150	11,436
10/16	11,030	10,933	11,167
11/16	11,067	11,364	11,410
12/16	11,073	11,577	11,551
1/17	11,591	11,810	11,941
2/17	12,032	12,267	12,437
3/17	12,166	12,275	12,580
4/17	12,598	12,405	12,868
5/17	12,991	12,563	13,203
6/17	12,953	12,651	13,168
7/17	13,346	12,901	13,518
8/17	13,643	12,942	13,766
9/17	13,748	13,217	13,945
10/17	14,381	13,520	14,485
11/17	14,861	13,933	14,925
12/17	14,805	14,088	15,041
1/18	16,210	14,861	16,107
2/18	15,913	14,316	15,684
3/18	15,595	13,991	15,254
4/18	15,759	14,038	15,308
5/18	16,375	14,397	15,978
6/18	16,590	14,490	16,132
7/18	16,980	14,990	16,606
8/18	17,734	15,506	17,514
9/18	17,839	15,565	17,612
10/18	16,336	14,464	16,037
11/18	16,725	14,758	16,207
12/18	15,348	13,414	14,814
1/19	16,861	14,538	16,145
2/19	17,588	15,030	16,723
3/19	17,993	15,292	17,199
4/19	18,601	15,910	17,976
5/19	17,541	14,896	16,840
6/19	18,768	15,942	17,997
7/19	19,090	16,189	18,403
8/19	19,018	15,893	18,262
9/19	18,887	16,168	18,265
10/19	19,280	16,511	18,779
11/19	20,210	17,135	19,613
12/19	20,693	17,629	20,204
1/20	21,131	17,649	20,656
2/20	19,908	16,206	19,249
3/20	17,873	14,065	17,356
4/20	20,539	15,923	19,924
5/20	22,045	16,763	21,261
6/20	22,844	17,134	22,187
7/20	24,556	18,137	23,894
8/20	26,565	19,469	26,360
9/20	25,483	18,757	25,120
10/20	24,724	18,305	24,267
11/20	27,119	20,460	26,751
12/20	28,154	21,325	27,982
1/21	27,727	21,150	27,775
2/21	28,306	21,763	27,768
3/21	28,444	22,586	28,245
4/21	30,553	23,802	30,167
5/21	30,250	23,915	29,750
6/21	32,208	24,514	31,616
7/21	33,311	25,023	32,658
8/21	34,138	25,748	33,879
9/21	32,208	24,565	31,982
10/21	34,400	26,269	34,752
11/21	33,780	25,917	34,964
12/21	34,267	26,967	35,704
1/22	30,443	25,446	32,639
2/22	29,039	24,748	31,253
3/22	29,518	25,583	32,476
4/22	25,708	23,303	28,554
5/22	24,922	23,267	27,890
6/22	23,164	21,319	25,681
7/22	25,832	23,304	28,763
8/22	24,259	22,409	27,423
9/22	21,868	20,336	24,757
10/22	23,210	21,967	26,204
11/22	24,289	23,155	27,398
12/22	22,598	21,809	25,301
1/23	24,543	23,271	27,409
2/23	23,872	22,717	27,084
3/23	25,507	23,436	28,935
4/23	25,869	23,726	29,221
5/23	26,815	23,837	30,553
6/23	28,777	25,447	32,642
7/23	29,603	26,322	33,742
8/23	29,397	25,861	33,439
9/23	27,762	24,646	31,620
10/23	27,228	24,050	31,170
11/23	30,068	26,296	34,568
12/23	31,752	27,595	36,098
1/24	32,665	27,979	36,999
2/24	34,528	29,490	39,523
3/24	35,203	30,436	40,219
4/24	33,487	29,141	38,513
5/24	34,802	30,513	40,819
6/24	36,920	31,523	43,571
7/24	36,445	31,981	42,830
8/24	37,486	32,740	43,722
9/24	38,088	33,440	44,961
10/24	37,869	33,206	44,812

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	39.08%	14.45%	14.24%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 10,072,457,000
Holdings Count | Holding		420
Advisory Fees Paid, Amount		$ 61,531,000
InvestmentCompanyPortfolioTurnover		39.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,072,457 Total Number of Portfolio Holdings420 Portfolio Turnover Rate 39.6% Total Advisory Fees Paid (amount in thousands)$61,531
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	2.71%
Convertible Preferred Stocks	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019326
Shareholder Report [Line Items]
Fund Name		LargeCap Growth Fund I
Class Name		R-1
Trading Symbol		PCRSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$175	1.47%

Expenses Paid, Amount		$ 175
Expense Ratio, Percent		1.47%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc ("T. Rowe") benefitted from stock selection in the consumer discretionary and communication services sectors, as well as an underweight to the consumer staples sector. Brown Advisory, LLC’s ("Brown") performance was helped by strong stock selection in the industrials, consumer staples, and healthcare sectors. Brown and T. Rowe underperformed the Russell 1000 Growth Index ("Index") for the year. Brown underperformed the Index due to poor stock selection in the information technology, communication services, and real estate sectors. T. Rowe underperformed due to an overweight to the healthcare sector, as well as poor stock selection in the information technology and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $34,945	Russell 1000 Index $33,206	Russell 1000 Growth Index $44,812
10/14	10,000	10,000	10,000
11/14	10,200	10,262	10,317
12/14	10,128	10,238	10,209
1/15	9,950	9,957	10,053
2/15	10,636	10,532	10,723
3/15	10,574	10,401	10,601
4/15	10,565	10,475	10,654
5/15	10,761	10,612	10,804
6/15	10,627	10,413	10,614
7/15	11,055	10,613	10,974
8/15	10,404	9,975	10,307
9/15	10,057	9,702	10,052
10/15	10,904	10,486	10,918
11/15	10,993	10,521	10,949
12/15	10,859	10,332	10,788
1/16	9,965	9,776	10,186
2/16	9,874	9,772	10,181
3/16	10,473	10,453	10,868
4/16	10,493	10,510	10,769
5/16	10,707	10,694	10,978
6/16	10,453	10,718	10,935
7/16	11,001	11,127	11,451
8/16	10,930	11,141	11,394
9/16	11,011	11,150	11,436
10/16	10,849	10,933	11,167
11/16	10,879	11,364	11,410
12/16	10,866	11,577	11,551
1/17	11,379	11,810	11,941
2/17	11,795	12,267	12,437
3/17	11,923	12,275	12,580
4/17	12,339	12,405	12,868
5/17	12,713	12,563	13,203
6/17	12,670	12,651	13,168
7/17	13,044	12,901	13,518
8/17	13,321	12,942	13,766
9/17	13,417	13,217	13,945
10/17	14,026	13,520	14,485
11/17	14,485	13,933	14,925
12/17	14,420	14,088	15,041
1/18	15,779	14,861	16,107
2/18	15,480	14,316	15,684
3/18	15,157	13,991	15,254
4/18	15,307	14,038	15,308
5/18	15,895	14,397	15,978
6/18	16,090	14,490	16,132
7/18	16,459	14,990	16,606
8/18	17,178	15,506	17,514
9/18	17,273	15,565	17,612
10/18	15,805	14,464	16,037
11/18	16,172	14,758	16,207
12/18	14,835	13,414	14,814
1/19	16,275	14,538	16,145
2/19	16,960	15,030	16,723
3/19	17,344	15,292	17,199
4/19	17,934	15,910	17,976
5/19	16,892	14,896	16,840
6/19	18,057	15,942	17,997
7/19	18,359	16,189	18,403
8/19	18,277	15,893	18,262
9/19	18,139	16,168	18,265
10/19	18,510	16,511	18,779
11/19	19,387	17,135	19,613
12/19	19,844	17,629	20,204
1/20	20,236	17,649	20,656
2/20	19,061	16,206	19,249
3/20	17,089	14,065	17,356
4/20	19,634	15,923	19,924
5/20	21,064	16,763	21,261
6/20	21,802	17,134	22,187
7/20	23,428	18,137	23,894
8/20	25,325	19,469	26,360
9/20	24,286	18,757	25,120
10/20	23,548	18,305	24,267
11/20	25,807	20,460	26,751
12/20	26,777	21,325	27,982
1/21	26,351	21,150	27,775
2/21	26,875	21,763	27,768
3/21	26,990	22,586	28,245
4/21	28,973	23,802	30,167
5/21	28,678	23,915	29,750
6/21	30,513	24,514	31,616
7/21	31,529	25,023	32,658
8/21	32,283	25,748	33,879
9/21	30,448	24,565	31,982
10/21	32,513	26,269	34,752
11/21	31,890	25,917	34,964
12/21	32,337	26,967	35,704
1/22	28,706	25,446	32,639
2/22	27,363	24,748	31,253
3/22	27,798	25,583	32,476
4/22	24,205	23,303	28,554
5/22	23,449	23,267	27,890
6/22	21,766	21,319	25,681
7/22	24,262	23,304	28,763
8/22	22,768	22,409	27,423
9/22	20,499	20,336	24,757
10/22	21,766	21,967	26,204
11/22	22,749	23,155	27,398
12/22	21,146	21,809	25,301
1/23	22,962	23,271	27,409
2/23	22,328	22,717	27,084
3/23	23,838	23,436	28,935
4/23	24,144	23,726	29,221
5/23	25,020	23,837	30,553
6/23	26,837	25,447	32,642
7/23	27,581	26,322	33,742
8/23	27,384	25,861	33,439
9/23	25,830	24,646	31,620
10/23	25,305	24,050	31,170
11/23	27,953	26,296	34,568
12/23	29,481	27,595	36,098
1/24	30,313	27,979	36,999
2/24	32,023	29,490	39,523
3/24	32,617	30,436	40,219
4/24	31,025	29,141	38,513
5/24	32,213	30,513	40,819
6/24	34,137	31,523	43,571
7/24	33,686	31,981	42,830
8/24	34,636	32,740	43,722
9/24	35,159	33,440	44,961
10/24	34,945	33,206	44,812

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	38.10%	13.55%	13.33%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 10,072,457,000
Holdings Count | Holding		420
Advisory Fees Paid, Amount		$ 61,531,000
InvestmentCompanyPortfolioTurnover		39.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,072,457 Total Number of Portfolio Holdings420 Portfolio Turnover Rate 39.6% Total Advisory Fees Paid (amount in thousands)$61,531
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	2.71%
Convertible Preferred Stocks	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019328
Shareholder Report [Line Items]
Fund Name		LargeCap Growth Fund I
Class Name		R-3
Trading Symbol		PPUMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$138	1.16%

Expenses Paid, Amount		$ 138
Expense Ratio, Percent		1.16%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc ("T. Rowe") benefitted from stock selection in the consumer discretionary and communication services sectors, as well as an underweight to the consumer staples sector. Brown Advisory, LLC’s ("Brown") performance was helped by strong stock selection in the industrials, consumer staples, and healthcare sectors. Brown and T. Rowe underperformed the Russell 1000 Growth Index ("Index") for the year. Brown underperformed the Index due to poor stock selection in the information technology, communication services, and real estate sectors. T. Rowe underperformed due to an overweight to the healthcare sector, as well as poor stock selection in the information technology and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $36,032	Russell 1000 Index $33,206	Russell 1000 Growth Index $44,812
10/14	10,000	10,000	10,000
11/14	10,202	10,262	10,317
12/14	10,132	10,238	10,209
1/15	9,960	9,957	10,053
2/15	10,649	10,532	10,723
3/15	10,589	10,401	10,601
4/15	10,580	10,475	10,654
5/15	10,779	10,612	10,804
6/15	10,649	10,413	10,614
7/15	11,081	10,613	10,974
8/15	10,434	9,975	10,307
9/15	10,089	9,702	10,052
10/15	10,934	10,486	10,918
11/15	11,029	10,521	10,949
12/15	10,899	10,332	10,788
1/16	10,000	9,776	10,186
2/16	9,912	9,772	10,181
3/16	10,518	10,453	10,868
4/16	10,538	10,510	10,769
5/16	10,753	10,694	10,978
6/16	10,508	10,718	10,935
7/16	11,065	11,127	11,451
8/16	10,987	11,141	11,394
9/16	11,075	11,150	11,436
10/16	10,919	10,933	11,167
11/16	10,948	11,364	11,410
12/16	10,946	11,577	11,551
1/17	11,448	11,810	11,941
2/17	11,879	12,267	12,437
3/17	12,012	12,275	12,580
4/17	12,432	12,405	12,868
5/17	12,811	12,563	13,203
6/17	12,770	12,651	13,168
7/17	13,150	12,901	13,518
8/17	13,436	12,942	13,766
9/17	13,529	13,217	13,945
10/17	14,154	13,520	14,485
11/17	14,615	13,933	14,925
12/17	14,564	14,088	15,041
1/18	15,941	14,861	16,107
2/18	15,632	14,316	15,684
3/18	15,313	13,991	15,254
4/18	15,478	14,038	15,308
5/18	16,062	14,397	15,978
6/18	16,271	14,490	16,132
7/18	16,646	14,990	16,606
8/18	17,389	15,506	17,514
9/18	17,479	15,565	17,612
10/18	15,998	14,464	16,037
11/18	16,371	14,758	16,207
12/18	15,015	13,414	14,814
1/19	16,494	14,538	16,145
2/19	17,195	15,030	16,723
3/19	17,584	15,292	17,199
4/19	18,181	15,910	17,976
5/19	17,130	14,896	16,840
6/19	18,324	15,942	17,997
7/19	18,622	16,189	18,403
8/19	18,558	15,893	18,262
9/19	18,415	16,168	18,265
10/19	18,791	16,511	18,779
11/19	19,687	17,135	19,613
12/19	20,157	17,629	20,204
1/20	20,568	17,649	20,656
2/20	19,365	16,206	19,249
3/20	17,383	14,065	17,356
4/20	19,959	15,923	19,924
5/20	21,431	16,763	21,261
6/20	22,182	17,134	22,187
7/20	23,838	18,137	23,894
8/20	25,777	19,469	26,360
9/20	24,730	18,757	25,120
10/20	23,979	18,305	24,267
11/20	26,287	20,460	26,751
12/20	27,283	21,325	27,982
1/21	26,855	21,150	27,775
2/21	27,405	21,763	27,768
3/21	27,528	22,586	28,245
4/21	29,563	23,802	30,167
5/21	29,257	23,915	29,750
6/21	31,139	24,514	31,616
7/21	32,195	25,023	32,658
8/21	32,975	25,748	33,879
9/21	31,108	24,565	31,982
10/21	33,220	26,269	34,752
11/21	32,593	25,917	34,964
12/21	33,058	26,967	35,704
1/22	29,346	25,446	32,639
2/22	27,987	24,748	31,253
3/22	28,440	25,583	32,476
4/22	24,763	23,303	28,554
5/22	23,996	23,267	27,890
6/22	22,288	21,319	25,681
7/22	24,850	23,304	28,763
8/22	23,317	22,409	27,423
9/22	21,016	20,336	24,757
10/22	22,306	21,967	26,204
11/22	23,317	23,155	27,398
12/22	21,701	21,809	25,301
1/23	23,548	23,271	27,409
2/23	22,892	22,717	27,084
3/23	24,461	23,436	28,935
4/23	24,779	23,726	29,221
5/23	25,672	23,837	30,553
6/23	27,558	25,447	32,642
7/23	28,333	26,322	33,742
8/23	28,134	25,861	33,439
9/23	26,546	24,646	31,620
10/23	26,029	24,050	31,170
11/23	28,730	26,296	34,568
12/23	30,336	27,595	36,098
1/24	31,189	27,979	36,999
2/24	32,960	29,490	39,523
3/24	33,578	30,436	40,219
4/24	31,936	29,141	38,513
5/24	33,173	30,513	40,819
6/24	35,178	31,523	43,571
7/24	34,709	31,981	42,830
8/24	35,690	32,740	43,722
9/24	36,245	33,440	44,961
10/24	36,032	33,206	44,812

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	38.43%	13.91%	13.68%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 10,072,457,000
Holdings Count | Holding		420
Advisory Fees Paid, Amount		$ 61,531,000
InvestmentCompanyPortfolioTurnover		39.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,072,457 Total Number of Portfolio Holdings420 Portfolio Turnover Rate 39.6% Total Advisory Fees Paid (amount in thousands)$61,531
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	2.71%
Convertible Preferred Stocks	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019330
Shareholder Report [Line Items]
Fund Name		LargeCap Growth Fund I
Class Name		R-4
Trading Symbol		PPUSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$116	0.97%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc ("T. Rowe") benefitted from stock selection in the consumer discretionary and communication services sectors, as well as an underweight to the consumer staples sector. Brown Advisory, LLC’s ("Brown") performance was helped by strong stock selection in the industrials, consumer staples, and healthcare sectors. Brown and T. Rowe underperformed the Russell 1000 Growth Index ("Index") for the year. Brown underperformed the Index due to poor stock selection in the information technology, communication services, and real estate sectors. T. Rowe underperformed due to an overweight to the healthcare sector, as well as poor stock selection in the information technology and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $36,736	Russell 1000 Index $33,206	Russell 1000 Growth Index $44,812
10/14	10,000	10,000	10,000
11/14	10,200	10,262	10,317
12/14	10,131	10,238	10,209
1/15	9,968	9,957	10,053
2/15	10,653	10,532	10,723
3/15	10,593	10,401	10,601
4/15	10,593	10,475	10,654
5/15	10,790	10,612	10,804
6/15	10,661	10,413	10,614
7/15	11,098	10,613	10,974
8/15	10,448	9,975	10,307
9/15	10,105	9,702	10,052
10/15	10,952	10,486	10,918
11/15	11,055	10,521	10,949
12/15	10,917	10,332	10,788
1/16	10,026	9,776	10,186
2/16	9,938	9,772	10,181
3/16	10,549	10,453	10,868
4/16	10,568	10,510	10,769
5/16	10,791	10,694	10,978
6/16	10,539	10,718	10,935
7/16	11,101	11,127	11,451
8/16	11,023	11,141	11,394
9/16	11,120	11,150	11,436
10/16	10,956	10,933	11,167
11/16	10,985	11,364	11,410
12/16	10,992	11,577	11,551
1/17	11,500	11,810	11,941
2/17	11,936	12,267	12,437
3/17	12,068	12,275	12,580
4/17	12,484	12,405	12,868
5/17	12,880	12,563	13,203
6/17	12,839	12,651	13,168
7/17	13,215	12,901	13,518
8/17	13,509	12,942	13,766
9/17	13,611	13,217	13,945
10/17	14,230	13,520	14,485
11/17	14,707	13,933	14,925
12/17	14,646	14,088	15,041
1/18	16,041	14,861	16,107
2/18	15,736	14,316	15,684
3/18	15,409	13,991	15,254
4/18	15,583	14,038	15,308
5/18	16,182	14,397	15,978
6/18	16,390	14,490	16,132
7/18	16,760	14,990	16,606
8/18	17,517	15,506	17,514
9/18	17,606	15,565	17,612
10/18	16,120	14,464	16,037
11/18	16,500	14,758	16,207
12/18	15,136	13,414	14,814
1/19	16,633	14,538	16,145
2/19	17,337	15,030	16,723
3/19	17,733	15,292	17,199
4/19	18,335	15,910	17,976
5/19	17,285	14,896	16,840
6/19	18,488	15,942	17,997
7/19	18,795	16,189	18,403
8/19	18,731	15,893	18,262
9/19	18,590	16,168	18,265
10/19	18,974	16,511	18,779
11/19	19,883	17,135	19,613
12/19	20,361	17,629	20,204
1/20	20,778	17,649	20,656
2/20	19,567	16,206	19,249
3/20	17,561	14,065	17,356
4/20	20,179	15,923	19,924
5/20	21,656	16,763	21,261
6/20	22,436	17,134	22,187
7/20	24,107	18,137	23,894
8/20	26,070	19,469	26,360
9/20	25,012	18,757	25,120
10/20	24,260	18,305	24,267
11/20	26,600	20,460	26,751
12/20	27,608	21,325	27,982
1/21	27,188	21,150	27,775
2/21	27,744	21,763	27,768
3/21	27,879	22,586	28,245
4/21	29,937	23,802	30,167
5/21	29,636	23,915	29,750
6/21	31,544	24,514	31,616
7/21	32,610	25,023	32,658
8/21	33,406	25,748	33,879
9/21	31,514	24,565	31,982
10/21	33,662	26,269	34,752
11/21	33,031	25,917	34,964
12/21	33,500	26,967	35,704
1/22	29,754	25,446	32,639
2/22	28,374	24,748	31,253
3/22	28,851	25,583	32,476
4/22	25,121	23,303	28,554
5/22	24,355	23,267	27,890
6/22	22,617	21,319	25,681
7/22	25,223	23,304	28,763
8/22	23,673	22,409	27,423
9/22	21,340	20,336	24,757
10/22	22,651	21,967	26,204
11/22	23,690	23,155	27,398
12/22	22,026	21,809	25,301
1/23	23,937	23,271	27,409
2/23	23,262	22,717	27,084
3/23	24,845	23,436	28,935
4/23	25,192	23,726	29,221
5/23	26,099	23,837	30,553
6/23	28,010	25,447	32,642
7/23	28,821	26,322	33,742
8/23	28,609	25,861	33,439
9/23	27,007	24,646	31,620
10/23	26,485	24,050	31,170
11/23	29,246	26,296	34,568
12/23	30,865	27,595	36,098
1/24	31,733	27,979	36,999
2/24	33,552	29,490	39,523
3/24	34,193	30,436	40,219
4/24	32,519	29,141	38,513
5/24	33,780	30,513	40,819
6/24	35,827	31,523	43,571
7/24	35,372	31,981	42,830
8/24	36,385	32,740	43,722
9/24	36,943	33,440	44,961
10/24	36,736	33,206	44,812

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	38.70%	14.13%	13.90%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 10,072,457,000
Holdings Count | Holding		420
Advisory Fees Paid, Amount		$ 61,531,000
InvestmentCompanyPortfolioTurnover		39.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,072,457 Total Number of Portfolio Holdings420 Portfolio Turnover Rate 39.6% Total Advisory Fees Paid (amount in thousands)$61,531
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	2.71%
Convertible Preferred Stocks	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019329
Shareholder Report [Line Items]
Fund Name		LargeCap Growth Fund I
Class Name		R-5
Trading Symbol		PPUPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$102	0.85%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc ("T. Rowe") benefitted from stock selection in the consumer discretionary and communication services sectors, as well as an underweight to the consumer staples sector. Brown Advisory, LLC’s ("Brown") performance was helped by strong stock selection in the industrials, consumer staples, and healthcare sectors. Brown and T. Rowe underperformed the Russell 1000 Growth Index ("Index") for the year. Brown underperformed the Index due to poor stock selection in the information technology, communication services, and real estate sectors. T. Rowe underperformed due to an overweight to the healthcare sector, as well as poor stock selection in the information technology and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $37,169	Russell 1000 Index $33,206	Russell 1000 Growth Index $44,812
10/14	10,000	10,000	10,000
11/14	10,203	10,262	10,317
12/14	10,136	10,238	10,209
1/15	9,969	9,957	10,053
2/15	10,662	10,532	10,723
3/15	10,603	10,401	10,601
4/15	10,595	10,475	10,654
5/15	10,804	10,612	10,804
6/15	10,670	10,413	10,614
7/15	11,112	10,613	10,974
8/15	10,461	9,975	10,307
9/15	10,119	9,702	10,052
10/15	10,970	10,486	10,918
11/15	11,062	10,521	10,949
12/15	10,937	10,332	10,788
1/16	10,042	9,776	10,186
2/16	9,948	9,772	10,181
3/16	10,569	10,453	10,868
4/16	10,588	10,510	10,769
5/16	10,805	10,694	10,978
6/16	10,560	10,718	10,935
7/16	11,125	11,127	11,451
8/16	11,050	11,141	11,394
9/16	11,144	11,150	11,436
10/16	10,984	10,933	11,167
11/16	11,022	11,364	11,410
12/16	11,019	11,577	11,551
1/17	11,532	11,810	11,941
2/17	11,966	12,267	12,437
3/17	12,104	12,275	12,580
4/17	12,527	12,405	12,868
5/17	12,922	12,563	13,203
6/17	12,872	12,651	13,168
7/17	13,267	12,901	13,518
8/17	13,553	12,942	13,766
9/17	13,651	13,217	13,945
10/17	14,282	13,520	14,485
11/17	14,755	13,933	14,925
12/17	14,706	14,088	15,041
1/18	16,099	14,861	16,107
2/18	15,793	14,316	15,684
3/18	15,476	13,991	15,254
4/18	15,645	14,038	15,308
5/18	16,247	14,397	15,978
6/18	16,458	14,490	16,132
7/18	16,838	14,990	16,606
8/18	17,593	15,506	17,514
9/18	17,690	15,565	17,612
10/18	16,208	14,464	16,037
11/18	16,586	14,758	16,207
12/18	15,212	13,414	14,814
1/19	16,714	14,538	16,145
2/19	17,429	15,030	16,723
3/19	17,823	15,292	17,199
4/19	18,439	15,910	17,976
5/19	17,380	14,896	16,840
6/19	18,587	15,942	17,997
7/19	18,907	16,189	18,403
8/19	18,833	15,893	18,262
9/19	18,698	16,168	18,265
10/19	19,079	16,511	18,779
11/19	20,003	17,135	19,613
12/19	20,488	17,629	20,204
1/20	20,902	17,649	20,656
2/20	19,700	16,206	19,249
3/20	17,670	14,065	17,356
4/20	20,315	15,923	19,924
5/20	21,797	16,763	21,261
6/20	22,585	17,134	22,187
7/20	24,268	18,137	23,894
8/20	26,258	19,469	26,360
9/20	25,190	18,757	25,120
10/20	24,428	18,305	24,267
11/20	26,792	20,460	26,751
12/20	27,813	21,325	27,982
1/21	27,382	21,150	27,775
2/21	27,956	21,763	27,768
3/21	28,085	22,586	28,245
4/21	30,166	23,802	30,167
5/21	29,865	23,915	29,750
6/21	31,788	24,514	31,616
7/21	32,879	25,023	32,658
8/21	33,682	25,748	33,879
9/21	31,788	24,565	31,982
10/21	33,941	26,269	34,752
11/21	33,309	25,917	34,964
12/21	33,802	26,967	35,704
1/22	30,021	25,446	32,639
2/22	28,631	24,748	31,253
3/22	29,100	25,583	32,476
4/22	25,351	23,303	28,554
5/22	24,576	23,267	27,890
6/22	22,815	21,319	25,681
7/22	25,448	23,304	28,763
8/22	23,897	22,409	27,423
9/22	21,538	20,336	24,757
10/22	22,863	21,967	26,204
11/22	23,913	23,155	27,398
12/22	22,253	21,809	25,301
1/23	24,161	23,271	27,409
2/23	23,489	22,717	27,084
3/23	25,105	23,436	28,935
4/23	25,450	23,726	29,221
5/23	26,377	23,837	30,553
6/23	28,302	25,447	32,642
7/23	29,120	26,322	33,742
8/23	28,920	25,861	33,439
9/23	27,285	24,646	31,620
10/23	26,758	24,050	31,170
11/23	29,556	26,296	34,568
12/23	31,207	27,595	36,098
1/24	32,097	27,979	36,999
2/24	33,917	29,490	39,523
3/24	34,575	30,436	40,219
4/24	32,891	29,141	38,513
5/24	34,169	30,513	40,819
6/24	36,240	31,523	43,571
7/24	35,795	31,981	42,830
8/24	36,801	32,740	43,722
9/24	37,382	33,440	44,961
10/24	37,169	33,206	44,812

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	38.91%	14.27%	14.03%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 10,072,457,000
Holdings Count | Holding		420
Advisory Fees Paid, Amount		$ 61,531,000
InvestmentCompanyPortfolioTurnover		39.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,072,457 Total Number of Portfolio Holdings420 Portfolio Turnover Rate 39.6% Total Advisory Fees Paid (amount in thousands)$61,531
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	2.71%
Convertible Preferred Stocks	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000149257
Shareholder Report [Line Items]
Fund Name		LargeCap Growth Fund I
Class Name		R-6
Trading Symbol		PLCGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$71	0.59%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc ("T. Rowe") benefitted from stock selection in the consumer discretionary and communication services sectors, as well as an underweight to the consumer staples sector. Brown Advisory, LLC’s ("Brown") performance was helped by strong stock selection in the industrials, consumer staples, and healthcare sectors. Brown and T. Rowe underperformed the Russell 1000 Growth Index ("Index") for the year. Brown underperformed the Index due to poor stock selection in the information technology, communication services, and real estate sectors. T. Rowe underperformed due to an overweight to the healthcare sector, as well as poor stock selection in the information technology and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $38,093	Russell 1000 Index $33,206	Russell 1000 Growth Index $44,812
10/14	10,000	10,000	10,000
11/14	10,206	10,262	10,317
12/14	10,138	10,238	10,209
1/15	9,975	9,957	10,053
2/15	10,668	10,532	10,723
3/15	10,611	10,401	10,601
4/15	10,611	10,475	10,654
5/15	10,815	10,612	10,804
6/15	10,684	10,413	10,614
7/15	11,125	10,613	10,974
8/15	10,473	9,975	10,307
9/15	10,138	9,702	10,052
10/15	10,994	10,486	10,918
11/15	11,092	10,521	10,949
12/15	10,960	10,332	10,788
1/16	10,070	9,776	10,186
2/16	9,978	9,772	10,181
3/16	10,593	10,453	10,868
4/16	10,620	10,510	10,769
5/16	10,841	10,694	10,978
6/16	10,593	10,718	10,935
7/16	11,162	11,127	11,451
8/16	11,088	11,141	11,394
9/16	11,189	11,150	11,436
10/16	11,024	10,933	11,167
11/16	11,061	11,364	11,410
12/16	11,067	11,577	11,551
1/17	11,585	11,810	11,941
2/17	12,027	12,267	12,437
3/17	12,161	12,275	12,580
4/17	12,592	12,405	12,868
5/17	12,986	12,563	13,203
6/17	12,947	12,651	13,168
7/17	13,340	12,901	13,518
8/17	13,628	12,942	13,766
9/17	13,743	13,217	13,945
10/17	14,376	13,520	14,485
11/17	14,856	13,933	14,925
12/17	14,805	14,088	15,041
1/18	16,212	14,861	16,107
2/18	15,914	14,316	15,684
3/18	15,585	13,991	15,254
4/18	15,760	14,038	15,308
5/18	16,376	14,397	15,978
6/18	16,591	14,490	16,132
7/18	16,982	14,990	16,606
8/18	17,746	15,506	17,514
9/18	17,841	15,565	17,612
10/18	16,348	14,464	16,037
11/18	16,737	14,758	16,207
12/18	15,361	13,414	14,814
1/19	16,865	14,538	16,145
2/19	17,593	15,030	16,723
3/19	17,999	15,292	17,199
4/19	18,620	15,910	17,976
5/19	17,558	14,896	16,840
6/19	18,787	15,942	17,997
7/19	19,109	16,189	18,403
8/19	19,050	15,893	18,262
9/19	18,906	16,168	18,265
10/19	19,300	16,511	18,779
11/19	20,231	17,135	19,613
12/19	20,732	17,629	20,204
1/20	21,158	17,649	20,656
2/20	19,932	16,206	19,249
3/20	17,892	14,065	17,356
4/20	20,565	15,923	19,924
5/20	22,088	16,763	21,261
6/20	22,875	17,134	22,187
7/20	24,592	18,137	23,894
8/20	26,619	19,469	26,360
9/20	25,548	18,757	25,120
10/20	24,786	18,305	24,267
11/20	27,174	20,460	26,751
12/20	28,221	21,325	27,982
1/21	27,793	21,150	27,775
2/21	28,373	21,763	27,768
3/21	28,512	22,586	28,245
4/21	30,627	23,802	30,167
5/21	30,337	23,915	29,750
6/21	32,300	24,514	31,616
7/21	33,406	25,023	32,658
8/21	34,236	25,748	33,879
9/21	32,300	24,565	31,982
10/21	34,513	26,269	34,752
11/21	33,876	25,917	34,964
12/21	34,379	26,967	35,704
1/22	30,544	25,446	32,639
2/22	29,137	24,748	31,253
3/22	29,632	25,583	32,476
4/22	25,812	23,303	28,554
5/22	25,023	23,267	27,890
6/22	23,244	21,319	25,681
7/22	25,920	23,304	28,763
8/22	24,342	22,409	27,423
9/22	21,945	20,336	24,757
10/22	23,306	21,967	26,204
11/22	24,373	23,155	27,398
12/22	22,693	21,809	25,301
1/23	24,643	23,271	27,409
2/23	23,970	22,717	27,084
3/23	25,609	23,436	28,935
4/23	25,972	23,726	29,221
5/23	26,921	23,837	30,553
6/23	28,905	25,447	32,642
7/23	29,734	26,322	33,742
8/23	29,544	25,861	33,439
9/23	27,887	24,646	31,620
10/23	27,352	24,050	31,170
11/23	30,217	26,296	34,568
12/23	31,906	27,595	36,098
1/24	32,821	27,979	36,999
2/24	34,706	29,490	39,523
3/24	35,384	30,436	40,219
4/24	33,663	29,141	38,513
5/24	34,981	30,513	40,819
6/24	37,104	31,523	43,571
7/24	36,647	31,981	42,830
8/24	37,708	32,740	43,722
9/24	38,313	33,440	44,961
10/24	38,093	33,206	44,812

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	39.27%	14.57%	14.31%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

Performance Inception Date		Dec. 06, 2000
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 10,072,457,000
Holdings Count | Holding		420
Advisory Fees Paid, Amount		$ 61,531,000
InvestmentCompanyPortfolioTurnover		39.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,072,457 Total Number of Portfolio Holdings420 Portfolio Turnover Rate 39.6% Total Advisory Fees Paid (amount in thousands)$61,531
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	2.71%
Convertible Preferred Stocks	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019174
Shareholder Report [Line Items]
Fund Name		LargeCap S&P 500 Index Fund
Class Name		Class A
Trading Symbol		PLSAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.33%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.33%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as information technology and communication services provided the best returns for the year. The energy and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to fund performance. Super Micro Computer, Humana, and Intel detracted from fund performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $31,979	S&P 500 Index $33,950
10/14	9,849	10,000
11/14	10,110	10,269
12/14	10,080	10,243
1/15	9,773	9,936
2/15	10,331	10,507
3/15	10,163	10,340
4/15	10,261	10,440
5/15	10,386	10,574
6/15	10,177	10,369
7/15	10,386	10,586
8/15	9,759	9,948
9/15	9,515	9,702
10/15	10,310	10,520
11/15	10,337	10,551
12/15	10,170	10,385
1/16	9,663	9,869
2/16	9,642	9,856
3/16	10,298	10,525
4/16	10,334	10,566
5/16	10,512	10,755
6/16	10,534	10,783
7/16	10,919	11,181
8/16	10,926	11,196
9/16	10,926	11,199
10/16	10,719	10,994
11/16	11,112	11,401
12/16	11,332	11,627
1/17	11,537	11,847
2/17	11,993	12,318
3/17	12,000	12,332
4/17	12,117	12,459
5/17	12,286	12,634
6/17	12,360	12,713
7/17	12,609	12,974
8/17	12,639	13,014
9/17	12,896	13,283
10/17	13,190	13,593
11/17	13,593	14,009
12/17	13,738	14,165
1/18	14,521	14,976
2/18	13,981	14,424
3/18	13,620	14,058
4/18	13,667	14,112
5/18	13,988	14,451
6/18	14,075	14,540
7/18	14,584	15,081
8/18	15,054	15,573
9/18	15,140	15,662
10/18	14,098	14,591
11/18	14,380	14,888
12/18	13,074	13,544
1/19	14,125	14,629
2/19	14,570	15,099
3/19	14,847	15,393
4/19	15,444	16,016
5/19	14,461	14,998
6/19	15,469	16,055
7/19	15,688	16,286
8/19	15,436	16,028
9/19	15,721	16,328
10/19	16,049	16,681
11/19	16,629	17,287
12/19	17,121	17,809
1/20	17,112	17,802
2/20	15,694	16,336
3/20	13,753	14,319
4/20	15,511	16,154
5/20	16,242	16,923
6/20	16,555	17,260
7/20	17,487	18,233
8/20	18,731	19,544
9/20	18,018	18,801
10/20	17,530	18,301
11/20	19,445	20,305
12/20	20,183	21,085
1/21	19,967	20,872
2/21	20,510	21,448
3/21	21,408	22,387
4/21	22,539	23,582
5/21	22,689	23,747
6/21	23,203	24,301
7/21	23,746	24,878
8/21	24,466	25,635
9/21	23,316	24,443
10/21	24,943	26,155
11/21	24,756	25,974
12/21	25,854	27,138
1/22	24,511	25,734
2/22	23,776	24,963
3/22	24,650	25,890
4/22	22,497	23,632
5/22	22,529	23,676
6/22	20,664	21,721
7/22	22,550	23,724
8/22	21,634	22,757
9/22	19,630	20,661
10/22	21,218	22,334
11/22	22,390	23,582
12/22	21,090	22,223
1/23	22,414	23,619
2/23	21,856	23,043
3/23	22,655	23,889
4/23	22,994	24,262
5/23	23,082	24,367
6/23	24,603	25,977
7/23	25,380	26,812
8/23	24,964	26,385
9/23	23,771	25,127
10/23	23,257	24,599
11/23	25,380	26,845
12/23	26,519	28,065
1/24	26,951	28,536
2/24	28,384	30,060
3/24	29,295	31,027
4/24	28,089	29,760
5/24	29,465	31,236
6/24	30,523	32,356
7/24	30,876	32,750
8/24	31,615	33,545
9/24	32,287	34,261
10/24	31,979	33,950

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	37.50%	14.78%	12.50%
Class A Shares Including Sales Charge	35.46%	14.44%	12.33%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 8,665,979,000
Holdings Count | Holding		507
Advisory Fees Paid, Amount		$ 7,300,000
InvestmentCompanyPortfolioTurnover		2.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,665,979 Total Number of Portfolio Holdings507 Portfolio Turnover Rate 2.3% Total Advisory Fees Paid (amount in thousands)$7,300
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.55%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019173
Shareholder Report [Line Items]
Fund Name		LargeCap S&P 500 Index Fund
Class Name		Class J
Trading Symbol		PSPJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$32	0.27%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as information technology and communication services provided the best returns for the year. The energy and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to fund performance. Super Micro Computer, Humana, and Intel detracted from fund performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $32,707	S&P 500 Index $33,950
10/14	10,000	10,000
11/14	10,267	10,269
12/14	10,235	10,243
1/15	9,928	9,936
2/15	10,493	10,507
3/15	10,321	10,340
4/15	10,421	10,440
5/15	10,550	10,574
6/15	10,342	10,369
7/15	10,550	10,586
8/15	9,914	9,948
9/15	9,663	9,702
10/15	10,478	10,520
11/15	10,500	10,551
12/15	10,332	10,385
1/16	9,819	9,869
2/16	9,804	9,856
3/16	10,463	10,525
4/16	10,500	10,566
5/16	10,683	10,755
6/16	10,712	10,783
7/16	11,100	11,181
8/16	11,115	11,196
9/16	11,108	11,199
10/16	10,903	10,994
11/16	11,305	11,401
12/16	11,524	11,627
1/17	11,736	11,847
2/17	12,196	12,318
3/17	12,211	12,332
4/17	12,331	12,459
5/17	12,497	12,634
6/17	12,573	12,713
7/17	12,829	12,974
8/17	12,867	13,014
9/17	13,123	13,283
10/17	13,425	13,593
11/17	13,832	14,009
12/17	13,983	14,165
1/18	14,781	14,976
2/18	14,233	14,424
3/18	13,862	14,058
4/18	13,911	14,112
5/18	14,249	14,451
6/18	14,330	14,540
7/18	14,854	15,081
8/18	15,337	15,573
9/18	15,418	15,662
10/18	14,362	14,591
11/18	14,652	14,888
12/18	13,320	13,544
1/19	14,393	14,629
2/19	14,843	15,099
3/19	15,129	15,393
4/19	15,734	16,016
5/19	14,730	14,998
6/19	15,769	16,055
7/19	15,985	16,286
8/19	15,734	16,028
9/19	16,020	16,328
10/19	16,366	16,681
11/19	16,955	17,287
12/19	17,456	17,809
1/20	17,447	17,802
2/20	16,011	16,336
3/20	14,028	14,319
4/20	15,814	16,154
5/20	16,568	16,923
6/20	16,882	17,260
7/20	17,833	18,233
8/20	19,107	19,544
9/20	18,381	18,801
10/20	17,887	18,301
11/20	19,834	20,305
12/20	20,588	21,085
1/21	20,376	20,872
2/21	20,936	21,448
3/21	21,843	22,387
4/21	22,993	23,582
5/21	23,147	23,747
6/21	23,678	24,301
7/21	24,238	24,878
8/21	24,963	25,635
9/21	23,794	24,443
10/21	25,455	26,155
11/21	25,272	25,974
12/21	26,400	27,138
1/22	25,021	25,734
2/22	24,272	24,963
3/22	25,165	25,890
4/22	22,959	23,632
5/22	23,003	23,676
6/22	21,096	21,721
7/22	23,036	23,724
8/22	22,088	22,757
9/22	20,048	20,661
10/22	21,669	22,334
11/22	22,871	23,582
12/22	21,539	22,223
1/23	22,888	23,619
2/23	22,321	23,043
3/23	23,138	23,889
4/23	23,489	24,262
5/23	23,591	24,367
6/23	25,133	25,977
7/23	25,938	26,812
8/23	25,518	26,385
9/23	24,294	25,127
10/23	23,772	24,599
11/23	25,938	26,845
12/23	27,102	28,065
1/24	27,551	28,536
2/24	29,014	30,060
3/24	29,946	31,027
4/24	28,719	29,760
5/24	30,135	31,236
6/24	31,208	32,356
7/24	31,574	32,750
8/24	32,329	33,545
9/24	33,014	34,261
10/24	32,707	33,950

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	37.58%	14.85%	12.58%
Class J Shares Including Sales Charge	36.58%	14.85%	12.58%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 8,665,979,000
Holdings Count | Holding		507
Advisory Fees Paid, Amount		$ 7,300,000
InvestmentCompanyPortfolioTurnover		2.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,665,979 Total Number of Portfolio Holdings507 Portfolio Turnover Rate 2.3% Total Advisory Fees Paid (amount in thousands)$7,300
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.55%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019172
Shareholder Report [Line Items]
Fund Name		LargeCap S&P 500 Index Fund
Class Name		Institutional
Trading Symbol		PLFIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.11%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.11%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as information technology and communication services provided the best returns for the year. The energy and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to fund performance. Super Micro Computer, Humana, and Intel detracted from fund performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $33,379	S&P 500 Index $33,950
10/14	10,000	10,000
11/14	10,272	10,269
12/14	10,243	10,243
1/15	9,938	9,936
2/15	10,506	10,507
3/15	10,335	10,340
4/15	10,435	10,440
5/15	10,570	10,574
6/15	10,364	10,369
7/15	10,577	10,586
8/15	9,938	9,948
9/15	9,689	9,702
10/15	10,506	10,520
11/15	10,534	10,551
12/15	10,368	10,385
1/16	9,858	9,869
2/16	9,843	9,856
3/16	10,507	10,525
4/16	10,543	10,566
5/16	10,733	10,755
6/16	10,762	10,783
7/16	11,155	11,181
8/16	11,170	11,196
9/16	11,170	11,199
10/16	10,959	10,994
11/16	11,367	11,401
12/16	11,587	11,627
1/17	11,805	11,847
2/17	12,272	12,318
3/17	12,287	12,332
4/17	12,407	12,459
5/17	12,580	12,634
6/17	12,663	12,713
7/17	12,919	12,974
8/17	12,957	13,014
9/17	13,220	13,283
10/17	13,528	13,593
11/17	13,942	14,009
12/17	14,096	14,165
1/18	14,901	14,976
2/18	14,345	14,424
3/18	13,983	14,058
4/18	14,031	14,112
5/18	14,369	14,451
6/18	14,458	14,540
7/18	14,989	15,081
8/18	15,480	15,573
9/18	15,561	15,662
10/18	14,498	14,591
11/18	14,788	14,888
12/18	13,455	13,544
1/19	14,537	14,629
2/19	14,996	15,099
3/19	15,290	15,393
4/19	15,905	16,016
5/19	14,892	14,998
6/19	15,940	16,055
7/19	16,165	16,286
8/19	15,914	16,028
9/19	16,208	16,328
10/19	16,555	16,681
11/19	17,152	17,287
12/19	17,670	17,809
1/20	17,661	17,802
2/20	16,204	16,336
3/20	14,199	14,319
4/20	16,015	16,154
5/20	16,779	16,923
6/20	17,103	17,260
7/20	18,065	18,233
8/20	19,360	19,544
9/20	18,623	18,801
10/20	18,128	18,301
11/20	20,106	20,305
12/20	20,875	21,085
1/21	20,662	20,872
2/21	21,224	21,448
3/21	22,153	22,387
4/21	23,334	23,582
5/21	23,489	23,747
6/21	24,031	24,301
7/21	24,603	24,878
8/21	25,348	25,635
9/21	24,167	24,443
10/21	25,852	26,155
11/21	25,668	25,974
12/21	26,808	27,138
1/22	25,415	25,734
2/22	24,652	24,963
3/22	25,570	25,890
4/22	23,337	23,632
5/22	23,381	23,676
6/22	21,446	21,721
7/22	23,414	23,724
8/22	22,464	22,757
9/22	20,396	20,661
10/22	22,043	22,334
11/22	23,271	23,582
12/22	21,921	22,223
1/23	23,298	23,619
2/23	22,729	23,043
3/23	23,560	23,889
4/23	23,924	24,262
5/23	24,015	24,367
6/23	25,597	25,977
7/23	26,417	26,812
8/23	25,996	26,385
9/23	24,755	25,127
10/23	24,232	24,599
11/23	26,440	26,845
12/23	27,628	28,065
1/24	28,091	28,536
2/24	29,585	30,060
3/24	30,533	31,027
4/24	29,288	29,760
5/24	30,735	31,236
6/24	31,838	32,356
7/24	32,217	32,750
8/24	32,988	33,545
9/24	33,687	34,261
10/24	33,379	33,950

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	37.75%	15.06%	12.81%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 8,665,979,000
Holdings Count | Holding		507
Advisory Fees Paid, Amount		$ 7,300,000
InvestmentCompanyPortfolioTurnover		2.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,665,979 Total Number of Portfolio Holdings507 Portfolio Turnover Rate 2.3% Total Advisory Fees Paid (amount in thousands)$7,300
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.55%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019167
Shareholder Report [Line Items]
Fund Name		LargeCap S&P 500 Index Fund
Class Name		R-1
Trading Symbol		PLPIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$116	0.98%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		0.98%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as information technology and communication services provided the best returns for the year. The energy and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to fund performance. Super Micro Computer, Humana, and Intel detracted from fund performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $30,600	S&P 500 Index $33,950
10/14	10,000	10,000
11/14	10,259	10,269
12/14	10,224	10,243
1/15	9,913	9,936
2/15	10,472	10,507
3/15	10,295	10,340
4/15	10,387	10,440
5/15	10,515	10,574
6/15	10,302	10,369
7/15	10,508	10,586
8/15	9,863	9,948
9/15	9,615	9,702
10/15	10,416	10,520
11/15	10,437	10,551
12/15	10,260	10,385
1/16	9,748	9,869
2/16	9,726	9,856
3/16	10,376	10,525
4/16	10,405	10,566
5/16	10,585	10,755
6/16	10,599	10,783
7/16	10,982	11,181
8/16	10,989	11,196
9/16	10,982	11,199
10/16	10,773	10,994
11/16	11,155	11,401
12/16	11,369	11,627
1/17	11,576	11,847
2/17	12,026	12,318
3/17	12,026	12,332
4/17	12,137	12,459
5/17	12,299	12,634
6/17	12,366	12,713
7/17	12,609	12,974
8/17	12,639	13,014
9/17	12,890	13,283
10/17	13,178	13,593
11/17	13,569	14,009
12/17	13,706	14,165
1/18	14,481	14,976
2/18	13,933	14,424
3/18	13,565	14,058
4/18	13,604	14,112
5/18	13,925	14,451
6/18	13,995	14,540
7/18	14,504	15,081
8/18	14,967	15,573
9/18	15,037	15,662
10/18	13,995	14,591
11/18	14,270	14,888
12/18	12,975	13,544
1/19	14,001	14,629
2/19	14,443	15,099
3/19	14,710	15,393
4/19	15,285	16,016
5/19	14,310	14,998
6/19	15,302	16,055
7/19	15,502	16,286
8/19	15,252	16,028
9/19	15,527	16,328
10/19	15,844	16,681
11/19	16,403	17,287
12/19	16,886	17,809
1/20	16,860	17,802
2/20	15,462	16,336
3/20	13,540	14,319
4/20	15,265	16,154
5/20	15,977	16,923
6/20	16,277	17,260
7/20	17,178	18,233
8/20	18,396	19,544
9/20	17,684	18,801
10/20	17,204	18,301
11/20	19,066	20,305
12/20	19,784	21,085
1/21	19,564	20,872
2/21	20,086	21,448
3/21	20,948	22,387
4/21	22,048	23,582
5/21	22,177	23,747
6/21	22,672	24,301
7/21	23,194	24,878
8/21	23,873	25,635
9/21	22,745	24,443
10/21	24,322	26,155
11/21	24,129	25,974
12/21	25,188	27,138
1/22	23,858	25,734
2/22	23,131	24,963
3/22	23,973	25,890
4/22	21,863	23,632
5/22	21,884	23,676
6/22	20,066	21,721
7/22	21,884	23,724
8/22	20,980	22,757
9/22	19,037	20,661
10/22	20,554	22,334
11/22	21,687	23,582
12/22	20,422	22,223
1/23	21,684	23,619
2/23	21,133	23,043
3/23	21,885	23,889
4/23	22,214	24,262
5/23	22,288	24,367
6/23	23,741	25,977
7/23	24,483	26,812
8/23	24,070	26,385
9/23	22,903	25,127
10/23	22,405	24,599
11/23	24,430	26,845
12/23	25,515	28,065
1/24	25,920	28,536
2/24	27,279	30,060
3/24	28,134	31,027
4/24	26,962	29,760
5/24	28,277	31,236
6/24	29,263	32,356
7/24	29,592	32,750
8/24	30,282	33,545
9/24	30,907	34,261
10/24	30,600	33,950

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	36.58%	14.07%	11.83%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 8,665,979,000
Holdings Count | Holding		507
Advisory Fees Paid, Amount		$ 7,300,000
InvestmentCompanyPortfolioTurnover		2.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,665,979 Total Number of Portfolio Holdings507 Portfolio Turnover Rate 2.3% Total Advisory Fees Paid (amount in thousands)$7,300
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.55%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion. Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019169
Shareholder Report [Line Items]
Fund Name		LargeCap S&P 500 Index Fund
Class Name		R-3
Trading Symbol		PLFMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$79	0.67%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as information technology and communication services provided the best returns for the year. The energy and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to fund performance. Super Micro Computer, Humana, and Intel detracted from fund performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $31,553	S&P 500 Index $33,950
10/14	10,000	10,000
11/14	10,258	10,269
12/14	10,227	10,243
1/15	9,916	9,936
2/15	10,481	10,507
3/15	10,312	10,340
4/15	10,404	10,440
5/15	10,531	10,574
6/15	10,319	10,369
7/15	10,524	10,586
8/15	9,888	9,948
9/15	9,633	9,702
10/15	10,446	10,520
11/15	10,467	10,551
12/15	10,296	10,385
1/16	9,784	9,869
2/16	9,762	9,856
3/16	10,418	10,525
4/16	10,455	10,566
5/16	10,635	10,755
6/16	10,657	10,783
7/16	11,039	11,181
8/16	11,046	11,196
9/16	11,046	11,199
10/16	10,837	10,994
11/16	11,227	11,401
12/16	11,440	11,627
1/17	11,655	11,847
2/17	12,106	12,318
3/17	12,114	12,332
4/17	12,232	12,459
5/17	12,395	12,634
6/17	12,462	12,713
7/17	12,714	12,974
8/17	12,743	13,014
9/17	13,002	13,283
10/17	13,291	13,593
11/17	13,691	14,009
12/17	13,838	14,165
1/18	14,618	14,976
2/18	14,074	14,424
3/18	13,704	14,058
4/18	13,751	14,112
5/18	14,074	14,451
6/18	14,153	14,540
7/18	14,673	15,081
8/18	15,138	15,573
9/18	15,217	15,662
10/18	14,169	14,591
11/18	14,445	14,888
12/18	13,140	13,544
1/19	14,184	14,629
2/19	14,630	15,099
3/19	14,908	15,393
4/19	15,498	16,016
5/19	14,504	14,998
6/19	15,523	16,055
7/19	15,733	16,286
8/19	15,481	16,028
9/19	15,758	16,328
10/19	16,087	16,681
11/19	16,659	17,287
12/19	17,156	17,809
1/20	17,139	17,802
2/20	15,721	16,336
3/20	13,774	14,319
4/20	15,521	16,154
5/20	16,252	16,923
6/20	16,565	17,260
7/20	17,487	18,233
8/20	18,730	19,544
9/20	18,008	18,801
10/20	17,521	18,301
11/20	19,426	20,305
12/20	20,157	21,085
1/21	19,942	20,872
2/21	20,483	21,448
3/21	21,358	22,387
4/21	22,485	23,582
5/21	22,625	23,747
6/21	23,137	24,301
7/21	23,678	24,878
8/21	24,376	25,635
9/21	23,230	24,443
10/21	24,842	26,155
11/21	24,656	25,974
12/21	25,750	27,138
1/22	24,396	25,734
2/22	23,655	24,963
3/22	24,522	25,890
4/22	22,364	23,632
5/22	22,396	23,676
6/22	20,534	21,721
7/22	22,417	23,724
8/22	21,486	22,757
9/22	19,497	20,661
10/22	21,063	22,334
11/22	22,227	23,582
12/22	20,938	22,223
1/23	22,236	23,619
2/23	21,685	23,043
3/23	22,464	23,889
4/23	22,799	24,262
5/23	22,886	24,367
6/23	24,379	25,977
7/23	25,147	26,812
8/23	24,725	26,385
9/23	23,535	25,127
10/23	23,026	24,599
11/23	25,115	26,845
12/23	26,236	28,065
1/24	26,662	28,536
2/24	28,064	30,060
3/24	28,962	31,027
4/24	27,761	29,760
5/24	29,119	31,236
6/24	30,151	32,356
7/24	30,498	32,750
8/24	31,216	33,545
9/24	31,856	34,261
10/24	31,553	33,950

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	37.03%	14.42%	12.18%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 8,665,979,000
Holdings Count | Holding		507
Advisory Fees Paid, Amount		$ 7,300,000
InvestmentCompanyPortfolioTurnover		2.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,665,979 Total Number of Portfolio Holdings507 Portfolio Turnover Rate 2.3% Total Advisory Fees Paid (amount in thousands)$7,300
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.55%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion. Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019171
Shareholder Report [Line Items]
Fund Name		LargeCap S&P 500 Index Fund
Class Name		R-4
Trading Symbol		PLFSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$57	0.48%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as information technology and communication services provided the best returns for the year. The energy and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to fund performance. Super Micro Computer, Humana, and Intel detracted from fund performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $32,156	S&P 500 Index $33,950
10/14	10,000	10,000
11/14	10,264	10,269
12/14	10,230	10,243
1/15	9,919	9,936
2/15	10,483	10,507
3/15	10,314	10,340
4/15	10,413	10,440
5/15	10,540	10,574
6/15	10,328	10,369
7/15	10,540	10,586
8/15	9,898	9,948
9/15	9,651	9,702
10/15	10,462	10,520
11/15	10,491	10,551
12/15	10,321	10,385
1/16	9,801	9,869
2/16	9,787	9,856
3/16	10,443	10,525
4/16	10,480	10,566
5/16	10,660	10,755
6/16	10,689	10,783
7/16	11,071	11,181
8/16	11,086	11,196
9/16	11,079	11,199
10/16	10,877	10,994
11/16	11,273	11,401
12/16	11,486	11,627
1/17	11,701	11,847
2/17	12,162	12,318
3/17	12,169	12,332
4/17	12,288	12,459
5/17	12,458	12,634
6/17	12,525	12,713
7/17	12,777	12,974
8/17	12,815	13,014
9/17	13,074	13,283
10/17	13,371	13,593
11/17	13,772	14,009
12/17	13,919	14,165
1/18	14,710	14,976
2/18	14,164	14,424
3/18	13,793	14,058
4/18	13,840	14,112
5/18	14,172	14,451
6/18	14,251	14,540
7/18	14,773	15,081
8/18	15,248	15,573
9/18	15,327	15,662
10/18	14,275	14,591
11/18	14,560	14,888
12/18	13,240	13,544
1/19	14,298	14,629
2/19	14,747	15,099
3/19	15,034	15,393
4/19	15,635	16,016
5/19	14,637	14,998
6/19	15,652	16,055
7/19	15,873	16,286
8/19	15,619	16,028
9/19	15,906	16,328
10/19	16,245	16,681
11/19	16,821	17,287
12/19	17,318	17,809
1/20	17,310	17,802
2/20	15,882	16,336
3/20	13,911	14,319
4/20	15,680	16,154
5/20	16,425	16,923
6/20	16,740	17,260
7/20	17,678	18,233
8/20	18,939	19,544
9/20	18,212	18,801
10/20	17,721	18,301
11/20	19,649	20,305
12/20	20,396	21,085
1/21	20,180	20,872
2/21	20,725	21,448
3/21	21,618	22,387
4/21	22,764	23,582
5/21	22,915	23,747
6/21	23,432	24,301
7/21	23,977	24,878
8/21	24,700	25,635
9/21	23,535	24,443
10/21	25,180	26,155
11/21	24,992	25,974
12/21	26,098	27,138
1/22	24,731	25,734
2/22	23,983	24,963
3/22	24,870	25,890
4/22	22,691	23,632
5/22	22,723	23,676
6/22	20,832	21,721
7/22	22,744	23,724
8/22	21,804	22,757
9/22	19,795	20,661
10/22	21,387	22,334
11/22	22,573	23,582
12/22	21,261	22,223
1/23	22,586	23,619
2/23	22,028	23,043
3/23	22,816	23,889
4/23	23,167	24,262
5/23	23,255	24,367
6/23	24,777	25,977
7/23	25,566	26,812
8/23	25,149	26,385
9/23	23,934	25,127
10/23	23,430	24,599
11/23	25,555	26,845
12/23	26,698	28,065
1/24	27,130	28,536
2/24	28,574	30,060
3/24	29,473	31,027
4/24	28,267	29,760
5/24	29,655	31,236
6/24	30,701	32,356
7/24	31,064	32,750
8/24	31,804	33,545
9/24	32,463	34,261
10/24	32,156	33,950

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	37.24%	14.63%	12.39%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 8,665,979,000
Holdings Count | Holding		507
Advisory Fees Paid, Amount		$ 7,300,000
InvestmentCompanyPortfolioTurnover		2.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,665,979 Total Number of Portfolio Holdings507 Portfolio Turnover Rate 2.3% Total Advisory Fees Paid (amount in thousands)$7,300
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.55%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019170
Shareholder Report [Line Items]
Fund Name		LargeCap S&P 500 Index Fund
Class Name		R-5
Trading Symbol		PLFPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$43	0.36%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.36%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as information technology and communication services provided the best returns for the year. The energy and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to fund performance. Super Micro Computer, Humana, and Intel detracted from fund performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $32,564	S&P 500 Index $33,950
10/14	10,000	10,000
11/14	10,269	10,269
12/14	10,238	10,243
1/15	9,930	9,936
2/15	10,497	10,507
3/15	10,322	10,340
4/15	10,420	10,440
5/15	10,553	10,574
6/15	10,343	10,369
7/15	10,553	10,586
8/15	9,916	9,948
9/15	9,670	9,702
10/15	10,476	10,520
11/15	10,504	10,551
12/15	10,340	10,385
1/16	9,823	9,869
2/16	9,802	9,856
3/16	10,469	10,525
4/16	10,505	10,566
5/16	10,692	10,755
6/16	10,713	10,783
7/16	11,101	11,181
8/16	11,115	11,196
9/16	11,115	11,199
10/16	10,907	10,994
11/16	11,309	11,401
12/16	11,528	11,627
1/17	11,742	11,847
2/17	12,200	12,318
3/17	12,208	12,332
4/17	12,333	12,459
5/17	12,503	12,634
6/17	12,577	12,713
7/17	12,828	12,974
8/17	12,865	13,014
9/17	13,123	13,283
10/17	13,426	13,593
11/17	13,832	14,009
12/17	13,978	14,165
1/18	14,773	14,976
2/18	14,222	14,424
3/18	13,860	14,058
4/18	13,907	14,112
5/18	14,238	14,451
6/18	14,325	14,540
7/18	14,844	15,081
8/18	15,325	15,573
9/18	15,411	15,662
10/18	14,348	14,591
11/18	14,640	14,888
12/18	13,313	13,544
1/19	14,376	14,629
2/19	14,831	15,099
3/19	15,118	15,393
4/19	15,726	16,016
5/19	14,722	14,998
6/19	15,751	16,055
7/19	15,970	16,286
8/19	15,717	16,028
9/19	16,004	16,328
10/19	16,350	16,681
11/19	16,932	17,287
12/19	17,437	17,809
1/20	17,428	17,802
2/20	15,986	16,336
3/20	14,012	14,319
4/20	15,794	16,154
5/20	16,546	16,923
6/20	16,860	17,260
7/20	17,804	18,233
8/20	19,079	19,544
9/20	18,345	18,801
10/20	17,856	18,301
11/20	19,804	20,305
12/20	20,548	21,085
1/21	20,342	20,872
2/21	20,895	21,448
3/21	21,795	22,387
4/21	22,948	23,582
5/21	23,107	23,747
6/21	23,632	24,301
7/21	24,186	24,878
8/21	24,907	25,635
9/21	23,745	24,443
10/21	25,395	26,155
11/21	25,217	25,974
12/21	26,331	27,138
1/22	24,957	25,734
2/22	24,211	24,963
3/22	25,095	25,890
4/22	22,900	23,632
5/22	22,932	23,676
6/22	21,035	21,721
7/22	22,964	23,724
8/22	22,026	22,757
9/22	19,991	20,661
10/22	21,600	22,334
11/22	22,804	23,582
12/22	21,479	22,223
1/23	22,824	23,619
2/23	22,255	23,043
3/23	23,065	23,889
4/23	23,415	24,262
5/23	23,513	24,367
6/23	25,055	25,977
7/23	25,843	26,812
8/23	25,427	26,385
9/23	24,202	25,127
10/23	23,688	24,599
11/23	25,843	26,845
12/23	27,010	28,065
1/24	27,453	28,536
2/24	28,906	30,060
3/24	29,826	31,027
4/24	28,600	29,760
5/24	30,008	31,236
6/24	31,076	32,356
7/24	31,439	32,750
8/24	32,189	33,545
9/24	32,870	34,261
10/24	32,564	33,950

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	37.47%	14.77%	12.53%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 8,665,979,000
Holdings Count | Holding		507
Advisory Fees Paid, Amount		$ 7,300,000
InvestmentCompanyPortfolioTurnover		2.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,665,979 Total Number of Portfolio Holdings507 Portfolio Turnover Rate 2.3% Total Advisory Fees Paid (amount in thousands)$7,300
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.55%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019464
Shareholder Report [Line Items]
Fund Name		LargeCap Value Fund III
Class Name		Class J
Trading Symbol		PLVJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$106	0.93%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		0.93%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") outperformed the Index. Barrow Hanley’s outperformance was due to strong stock selection in the information technology, industrials, and financials sectors. Westwood Management Corp’s ("Westwood") performance was helped by an underweight to the materials sector and stock selection within the consumer discretionary sector. Westwood underperformed the Index due to poor stock selection in the health care, industrials, and consumer staples sectors. Barrow Hanley’s performance was hurt by an overweight to the energy sector, an underweight to the financials sector, and poor stock selection in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $23,767	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,238	10,262	10,205
12/14	10,253	10,238	10,267
1/15	9,839	9,957	9,857
2/15	10,384	10,532	10,334
3/15	10,286	10,401	10,193
4/15	10,391	10,475	10,289
5/15	10,536	10,612	10,412
6/15	10,358	10,413	10,204
7/15	10,450	10,613	10,249
8/15	9,813	9,975	9,639
9/15	9,510	9,702	9,348
10/15	10,240	10,486	10,053
11/15	10,260	10,521	10,091
12/15	10,028	10,332	9,874
1/16	9,531	9,776	9,364
2/16	9,474	9,772	9,362
3/16	10,049	10,453	10,036
4/16	10,262	10,510	10,247
5/16	10,368	10,694	10,406
6/16	10,425	10,718	10,496
7/16	10,715	11,127	10,801
8/16	10,772	11,141	10,884
9/16	10,694	11,150	10,861
10/16	10,552	10,933	10,693
11/16	11,120	11,364	11,304
12/16	11,309	11,577	11,587
1/17	11,390	11,810	11,669
2/17	11,782	12,267	12,089
3/17	11,730	12,275	11,965
4/17	11,767	12,405	11,943
5/17	11,834	12,563	11,931
6/17	12,055	12,651	12,126
7/17	12,166	12,901	12,287
8/17	12,011	12,942	12,144
9/17	12,373	13,217	12,504
10/17	12,514	13,520	12,595
11/17	12,942	13,933	12,980
12/17	13,179	14,088	13,170
1/18	13,833	14,861	13,679
2/18	13,124	14,316	13,026
3/18	12,864	13,991	12,797
4/18	12,958	14,038	12,839
5/18	13,053	14,397	12,915
6/18	13,124	14,490	12,947
7/18	13,707	14,990	13,460
8/18	13,904	15,506	13,659
9/18	14,030	15,565	13,686
10/18	13,234	14,464	12,977
11/18	13,589	14,758	13,364
12/18	12,359	13,414	12,081
1/19	13,198	14,538	13,021
2/19	13,556	15,030	13,438
3/19	13,653	15,292	13,523
4/19	14,186	15,910	14,003
5/19	13,364	14,896	13,102
6/19	14,256	15,942	14,043
7/19	14,483	16,189	14,159
8/19	14,326	15,893	13,743
9/19	14,701	16,168	14,233
10/19	14,841	16,511	14,432
11/19	15,322	17,135	14,878
12/19	15,575	17,629	15,288
1/20	15,185	17,649	14,959
2/20	13,726	16,206	13,510
3/20	11,375	14,065	11,201
4/20	12,657	15,923	12,461
5/20	13,233	16,763	12,888
6/20	13,140	17,134	12,802
7/20	13,614	18,137	13,308
8/20	14,135	19,469	13,858
9/20	13,791	18,757	13,518
10/20	13,633	18,305	13,340
11/20	15,454	20,460	15,135
12/20	16,034	21,325	15,715
1/21	15,808	21,150	15,571
2/21	16,731	21,763	16,512
3/21	17,719	22,586	17,484
4/21	18,463	23,802	18,183
5/21	18,802	23,915	18,607
6/21	18,585	24,514	18,394
7/21	18,642	25,023	18,541
8/21	18,962	25,748	18,909
9/21	18,369	24,565	18,251
10/21	19,489	26,269	19,178
11/21	18,727	25,917	18,502
12/21	19,873	26,967	19,669
1/22	19,492	25,446	19,211
2/22	19,296	24,748	18,988
3/22	19,770	25,583	19,524
4/22	18,647	23,303	18,423
5/22	19,183	23,267	18,781
6/22	17,596	21,319	17,140
7/22	18,688	23,304	18,276
8/22	18,266	22,409	17,732
9/22	16,731	20,336	16,177
10/22	18,554	21,967	17,836
11/22	19,605	23,155	18,950
12/22	18,820	21,809	18,186
1/23	19,592	23,271	19,129
2/23	18,809	22,717	18,454
3/23	18,570	23,436	18,369
4/23	18,956	23,726	18,646
5/23	18,264	23,837	17,927
6/23	19,433	25,447	19,118
7/23	20,160	26,322	19,790
8/23	19,660	25,861	19,256
9/23	18,956	24,646	18,513
10/23	18,468	24,050	17,860
11/23	19,717	26,296	19,207
12/23	20,642	27,595	20,271
1/24	20,748	27,979	20,292
2/24	21,438	29,490	21,041
3/24	22,433	30,436	22,092
4/24	21,579	29,141	21,149
5/24	22,210	30,513	21,819
6/24	22,105	31,523	21,614
7/24	22,948	31,981	22,719
8/24	23,463	32,740	23,328
9/24	23,872	33,440	23,652
10/24	23,767	33,206	23,392

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	28.69%	9.88%	9.04%
Class J Shares Including Sales Charge	27.69%	9.88%	9.04%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 3,788,486,000
Holdings Count | Holding		890
Advisory Fees Paid, Amount		$ 22,952,000
InvestmentCompanyPortfolioTurnover		41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,788,486 Total Number of Portfolio Holdings890 Portfolio Turnover Rate 41.1% Total Advisory Fees Paid (amount in thousands)$22,952
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.67%
Investment Companies	5.12%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy.

Material Fund Change Expenses [Text Block]		Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019463
Shareholder Report [Line Items]
Fund Name		LargeCap Value Fund III
Class Name		Institutional
Trading Symbol		PLVIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$80	0.70%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") outperformed the Index. Barrow Hanley’s outperformance was due to strong stock selection in the information technology, industrials, and financials sectors. Westwood Management Corp’s ("Westwood") performance was helped by an underweight to the materials sector and stock selection within the consumer discretionary sector. Westwood underperformed the Index due to poor stock selection in the health care, industrials, and consumer staples sectors. Barrow Hanley’s performance was hurt by an overweight to the energy sector, an underweight to the financials sector, and poor stock selection in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $24,505	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,241	10,262	10,205
12/14	10,262	10,238	10,267
1/15	9,846	9,957	9,857
2/15	10,406	10,532	10,334
3/15	10,301	10,401	10,193
4/15	10,412	10,475	10,289
5/15	10,562	10,612	10,412
6/15	10,386	10,413	10,204
7/15	10,477	10,613	10,249
8/15	9,839	9,975	9,639
9/15	9,546	9,702	9,348
10/15	10,282	10,486	10,053
11/15	10,301	10,521	10,091
12/15	10,071	10,332	9,874
1/16	9,578	9,776	9,364
2/16	9,522	9,772	9,362
3/16	10,107	10,453	10,036
4/16	10,318	10,510	10,247
5/16	10,424	10,694	10,406
6/16	10,487	10,718	10,496
7/16	10,783	11,127	10,801
8/16	10,847	11,141	10,884
9/16	10,762	11,150	10,861
10/16	10,628	10,933	10,693
11/16	11,206	11,364	11,304
12/16	11,398	11,577	11,587
1/17	11,479	11,810	11,669
2/17	11,876	12,267	12,089
3/17	11,825	12,275	11,965
4/17	11,869	12,405	11,943
5/17	11,935	12,563	11,931
6/17	12,163	12,651	12,126
7/17	12,281	12,901	12,287
8/17	12,126	12,942	12,144
9/17	12,495	13,217	12,504
10/17	12,642	13,520	12,595
11/17	13,076	13,933	12,980
12/17	13,319	14,088	13,170
1/18	13,980	14,861	13,679
2/18	13,272	14,316	13,026
3/18	13,013	13,991	12,797
4/18	13,115	14,038	12,839
5/18	13,209	14,397	12,915
6/18	13,288	14,490	12,947
7/18	13,878	14,990	13,460
8/18	14,082	15,506	13,659
9/18	14,216	15,565	13,686
10/18	13,414	14,464	12,977
11/18	13,776	14,758	13,364
12/18	12,534	13,414	12,081
1/19	13,382	14,538	13,021
2/19	13,758	15,030	13,438
3/19	13,854	15,292	13,523
4/19	14,396	15,910	14,003
5/19	13,565	14,896	13,102
6/19	14,475	15,942	14,043
7/19	14,711	16,189	14,159
8/19	14,562	15,893	13,743
9/19	14,947	16,168	14,233
10/19	15,095	16,511	14,432
11/19	15,585	17,135	14,878
12/19	15,852	17,629	15,288
1/20	15,451	17,649	14,959
2/20	13,970	16,206	13,510
3/20	11,586	14,065	11,201
4/20	12,890	15,923	12,461
5/20	13,477	16,763	12,888
6/20	13,384	17,134	12,802
7/20	13,877	18,137	13,308
8/20	14,408	19,469	13,858
9/20	14,064	18,757	13,518
10/20	13,915	18,305	13,340
11/20	15,768	20,460	15,135
12/20	16,359	21,325	15,715
1/21	16,141	21,150	15,571
2/21	17,078	21,763	16,512
3/21	18,100	22,586	17,484
4/21	18,866	23,802	18,183
5/21	19,207	23,915	18,607
6/21	18,999	24,514	18,394
7/21	19,056	25,023	18,541
8/21	19,387	25,748	18,909
9/21	18,791	24,565	18,251
10/21	19,935	26,269	19,178
11/21	19,160	25,917	18,502
12/21	20,342	26,967	19,669
1/22	19,959	25,446	19,211
2/22	19,751	24,748	18,988
3/22	20,249	25,583	19,524
4/22	19,109	23,303	18,423
5/22	19,648	23,267	18,781
6/22	18,031	21,319	17,140
7/22	19,161	23,304	18,276
8/22	18,736	22,409	17,732
9/22	17,161	20,336	16,177
10/22	19,026	21,967	17,836
11/22	20,114	23,155	18,950
12/22	19,321	21,809	18,186
1/23	20,109	23,271	19,129
2/23	19,309	22,717	18,454
3/23	19,069	23,436	18,369
4/23	19,481	23,726	18,646
5/23	18,772	23,837	17,927
6/23	19,972	25,447	19,118
7/23	20,726	26,322	19,790
8/23	20,212	25,861	19,256
9/23	19,492	24,646	18,513
10/23	19,001	24,050	17,860
11/23	20,280	26,296	19,207
12/23	21,247	27,595	20,271
1/24	21,353	27,979	20,292
2/24	22,073	29,490	21,041
3/24	23,100	30,436	22,092
4/24	22,226	29,141	21,149
5/24	22,876	30,513	21,819
6/24	22,769	31,523	21,614
7/24	23,643	31,981	22,719
8/24	24,186	32,740	23,328
9/24	24,611	33,440	23,652
10/24	24,505	33,206	23,392

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	28.97%	10.17%	9.38%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 3,788,486,000
Holdings Count | Holding		890
Advisory Fees Paid, Amount		$ 22,952,000
InvestmentCompanyPortfolioTurnover		41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,788,486 Total Number of Portfolio Holdings890 Portfolio Turnover Rate 41.1% Total Advisory Fees Paid (amount in thousands)$22,952
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.67%
Investment Companies	5.12%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy.

Material Fund Change Expenses [Text Block]		Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019458
Shareholder Report [Line Items]
Fund Name		LargeCap Value Fund III
Class Name		R-1
Trading Symbol		PESAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$179	1.57%

Expenses Paid, Amount		$ 179
Expense Ratio, Percent		1.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") outperformed the Index. Barrow Hanley’s outperformance was due to strong stock selection in the information technology, industrials, and financials sectors. Westwood Management Corp’s ("Westwood") performance was helped by an underweight to the materials sector and stock selection within the consumer discretionary sector. Westwood underperformed the Index due to poor stock selection in the health care, industrials, and consumer staples sectors. Barrow Hanley’s performance was hurt by an overweight to the energy sector, an underweight to the financials sector, and poor stock selection in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $22,453	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,236	10,262	10,205
12/14	10,243	10,238	10,267
1/15	9,827	9,957	9,857
2/15	10,373	10,532	10,334
3/15	10,263	10,401	10,193
4/15	10,367	10,475	10,289
5/15	10,503	10,612	10,412
6/15	10,321	10,413	10,204
7/15	10,412	10,613	10,249
8/15	9,769	9,975	9,639
9/15	9,470	9,702	9,348
10/15	10,191	10,486	10,053
11/15	10,204	10,521	10,091
12/15	9,968	10,332	9,874
1/16	9,473	9,776	9,364
2/16	9,410	9,772	9,362
3/16	9,981	10,453	10,036
4/16	10,177	10,510	10,247
5/16	10,281	10,694	10,406
6/16	10,330	10,718	10,496
7/16	10,623	11,127	10,801
8/16	10,672	11,141	10,884
9/16	10,581	11,150	10,861
10/16	10,441	10,933	10,693
11/16	10,999	11,364	11,304
12/16	11,183	11,577	11,587
1/17	11,256	11,810	11,669
2/17	11,638	12,267	12,089
3/17	11,573	12,275	11,965
4/17	11,609	12,405	11,943
5/17	11,667	12,563	11,931
6/17	11,884	12,651	12,126
7/17	11,985	12,901	12,287
8/17	11,826	12,942	12,144
9/17	12,180	13,217	12,504
10/17	12,310	13,520	12,595
11/17	12,728	13,933	12,980
12/17	12,951	14,088	13,170
1/18	13,587	14,861	13,679
2/18	12,890	14,316	13,026
3/18	12,622	13,991	12,797
4/18	12,714	14,038	12,839
5/18	12,798	14,397	12,915
6/18	12,860	14,490	12,947
7/18	13,426	14,990	13,460
8/18	13,610	15,506	13,659
9/18	13,732	15,565	13,686
10/18	12,944	14,464	12,977
11/18	13,288	14,758	13,364
12/18	12,077	13,414	12,081
1/19	12,886	14,538	13,021
2/19	13,240	15,030	13,438
3/19	13,324	15,292	13,523
4/19	13,838	15,910	14,003
5/19	13,029	14,896	13,102
6/19	13,897	15,942	14,043
7/19	14,108	16,189	14,159
8/19	13,956	15,893	13,743
9/19	14,310	16,168	14,233
10/19	14,437	16,511	14,432
11/19	14,909	17,135	14,878
12/19	15,147	17,629	15,288
1/20	14,755	17,649	14,959
2/20	13,331	16,206	13,510
3/20	11,044	14,065	11,201
4/20	12,281	15,923	12,461
5/20	12,833	16,763	12,888
6/20	12,735	17,134	12,802
7/20	13,189	18,137	13,308
8/20	13,696	19,469	13,858
9/20	13,349	18,757	13,518
10/20	13,198	18,305	13,340
11/20	14,951	20,460	15,135
12/20	15,497	21,325	15,715
1/21	15,273	21,150	15,571
2/21	16,160	21,763	16,512
3/21	17,110	22,586	17,484
4/21	17,817	23,802	18,183
5/21	18,131	23,915	18,607
6/21	17,916	24,514	18,394
7/21	17,961	25,023	18,541
8/21	18,256	25,748	18,909
9/21	17,683	24,565	18,251
10/21	18,749	26,269	19,178
11/21	18,005	25,917	18,502
12/21	19,098	26,967	19,669
1/22	18,728	25,446	19,211
2/22	18,523	24,748	18,988
3/22	18,971	25,583	19,524
4/22	17,890	23,303	18,423
5/22	18,387	23,267	18,781
6/22	16,858	21,319	17,140
7/22	17,900	23,304	18,276
8/22	17,491	22,409	17,732
9/22	16,011	20,336	16,177
10/22	17,735	21,967	17,836
11/22	18,738	23,155	18,950
12/22	17,984	21,809	18,186
1/23	18,709	23,271	19,129
2/23	17,952	22,717	18,454
3/23	17,718	23,436	18,369
4/23	18,080	23,726	18,646
5/23	17,409	23,837	17,927
6/23	18,517	25,447	19,118
7/23	19,199	26,322	19,790
8/23	18,709	25,861	19,256
9/23	18,027	24,646	18,513
10/23	17,558	24,050	17,860
11/23	18,730	26,296	19,207
12/23	19,604	27,595	20,271
1/24	19,691	27,979	20,292
2/24	20,346	29,490	21,041
3/24	21,274	30,436	22,092
4/24	20,455	29,141	21,149
5/24	21,045	30,513	21,819
6/24	20,925	31,523	21,614
7/24	21,711	31,981	22,719
8/24	22,191	32,740	23,328
9/24	22,562	33,440	23,652
10/24	22,453	33,206	23,392

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	27.88%	9.23%	8.42%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 3,788,486,000
Holdings Count | Holding		890
Advisory Fees Paid, Amount		$ 22,952,000
InvestmentCompanyPortfolioTurnover		41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,788,486 Total Number of Portfolio Holdings890 Portfolio Turnover Rate 41.1% Total Advisory Fees Paid (amount in thousands)$22,952
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.67%
Investment Companies	5.12%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy. Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019460
Shareholder Report [Line Items]
Fund Name		LargeCap Value Fund III
Class Name		R-3
Trading Symbol		PPSFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$144	1.26%

Expenses Paid, Amount		$ 144
Expense Ratio, Percent		1.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") outperformed the Index. Barrow Hanley’s outperformance was due to strong stock selection in the information technology, industrials, and financials sectors. Westwood Management Corp’s ("Westwood") performance was helped by an underweight to the materials sector and stock selection within the consumer discretionary sector. Westwood underperformed the Index due to poor stock selection in the health care, industrials, and consumer staples sectors. Barrow Hanley’s performance was hurt by an overweight to the energy sector, an underweight to the financials sector, and poor stock selection in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $23,165	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,246	10,262	10,205
12/14	10,253	10,238	10,267
1/15	9,838	9,957	9,857
2/15	10,391	10,532	10,334
3/15	10,284	10,401	10,193
4/15	10,384	10,475	10,289
5/15	10,529	10,612	10,412
6/15	10,347	10,413	10,204
7/15	10,441	10,613	10,249
8/15	9,801	9,975	9,639
9/15	9,499	9,702	9,348
10/15	10,228	10,486	10,053
11/15	10,240	10,521	10,091
12/15	10,007	10,332	9,874
1/16	9,515	9,776	9,364
2/16	9,454	9,772	9,362
3/16	10,027	10,453	10,036
4/16	10,229	10,510	10,247
5/16	10,336	10,694	10,406
6/16	10,390	10,718	10,496
7/16	10,687	11,127	10,801
8/16	10,734	11,141	10,884
9/16	10,653	11,150	10,861
10/16	10,512	10,933	10,693
11/16	11,077	11,364	11,304
12/16	11,261	11,577	11,587
1/17	11,338	11,810	11,669
2/17	11,729	12,267	12,089
3/17	11,667	12,275	11,965
4/17	11,701	12,405	11,943
5/17	11,764	12,563	11,931
6/17	11,988	12,651	12,126
7/17	12,093	12,901	12,287
8/17	11,939	12,942	12,144
9/17	12,295	13,217	12,504
10/17	12,435	13,520	12,595
11/17	12,861	13,933	12,980
12/17	13,092	14,088	13,170
1/18	13,736	14,861	13,679
2/18	13,025	14,316	13,026
3/18	12,766	13,991	12,797
4/18	12,863	14,038	12,839
5/18	12,951	14,397	12,915
6/18	13,018	14,490	12,947
7/18	13,595	14,990	13,460
8/18	13,780	15,506	13,659
9/18	13,906	15,565	13,686
10/18	13,114	14,464	12,977
11/18	13,462	14,758	13,364
12/18	12,246	13,414	12,081
1/19	13,066	14,538	13,021
2/19	13,424	15,030	13,438
3/19	13,513	15,292	13,523
4/19	14,041	15,910	14,003
5/19	13,221	14,896	13,102
6/19	14,106	15,942	14,043
7/19	14,325	16,189	14,159
8/19	14,171	15,893	13,743
9/19	14,536	16,168	14,233
10/19	14,674	16,511	14,432
11/19	15,153	17,135	14,878
12/19	15,396	17,629	15,288
1/20	15,001	17,649	14,959
2/20	13,559	16,206	13,510
3/20	11,234	14,065	11,201
4/20	12,504	15,923	12,461
5/20	13,062	16,763	12,888
6/20	12,967	17,134	12,802
7/20	13,439	18,137	13,308
8/20	13,946	19,469	13,858
9/20	13,611	18,757	13,518
10/20	13,448	18,305	13,340
11/20	15,242	20,460	15,135
12/20	15,810	21,325	15,715
1/21	15,585	21,150	15,571
2/21	16,486	21,763	16,512
3/21	17,456	22,586	17,484
4/21	18,193	23,802	18,183
5/21	18,513	23,915	18,607
6/21	18,305	24,514	18,394
7/21	18,349	25,023	18,541
8/21	18,661	25,748	18,909
9/21	18,072	24,565	18,251
10/21	19,172	26,269	19,178
11/21	18,418	25,917	18,502
12/21	19,546	26,967	19,669
1/22	19,161	25,446	19,211
2/22	18,963	24,748	18,988
3/22	19,424	25,583	19,524
4/22	18,315	23,303	18,423
5/22	18,832	23,267	18,781
6/22	17,272	21,319	17,140
7/22	18,343	23,304	18,276
8/22	17,930	22,409	17,732
9/22	16,417	20,336	16,177
10/22	18,193	21,967	17,836
11/22	19,226	23,155	18,950
12/22	18,450	21,809	18,186
1/23	19,198	23,271	19,129
2/23	18,429	22,717	18,454
3/23	18,194	23,436	18,369
4/23	18,573	23,726	18,646
5/23	17,886	23,837	17,927
6/23	19,034	25,447	19,118
7/23	19,741	26,322	19,790
8/23	19,239	25,861	19,256
9/23	18,542	24,646	18,513
10/23	18,071	24,050	17,860
11/23	19,280	26,296	19,207
12/23	20,182	27,595	20,271
1/24	20,276	27,979	20,292
2/24	20,949	29,490	21,041
3/24	21,915	30,436	22,092
4/24	21,075	29,141	21,149
5/24	21,684	30,513	21,819
6/24	21,579	31,523	21,614
7/24	22,388	31,981	22,719
8/24	22,892	32,740	23,328
9/24	23,281	33,440	23,652
10/24	23,165	33,206	23,392

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	28.19%	9.56%	8.76%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 3,788,486,000
Holdings Count | Holding		890
Advisory Fees Paid, Amount		$ 22,952,000
InvestmentCompanyPortfolioTurnover		41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,788,486 Total Number of Portfolio Holdings890 Portfolio Turnover Rate 41.1% Total Advisory Fees Paid (amount in thousands)$22,952
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.67%
Investment Companies	5.12%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy. Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019462
Shareholder Report [Line Items]
Fund Name		LargeCap Value Fund III
Class Name		R-4
Trading Symbol		PPSSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$122	1.07%

Expenses Paid, Amount		$ 122
Expense Ratio, Percent		1.07%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") outperformed the Index. Barrow Hanley’s outperformance was due to strong stock selection in the information technology, industrials, and financials sectors. Westwood Management Corp’s ("Westwood") performance was helped by an underweight to the materials sector and stock selection within the consumer discretionary sector. Westwood underperformed the Index due to poor stock selection in the health care, industrials, and consumer staples sectors. Barrow Hanley’s performance was hurt by an overweight to the energy sector, an underweight to the financials sector, and poor stock selection in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $23,599	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,242	10,262	10,205
12/14	10,252	10,238	10,267
1/15	9,836	9,957	9,857
2/15	10,389	10,532	10,334
3/15	10,285	10,401	10,193
4/15	10,396	10,475	10,289
5/15	10,539	10,612	10,412
6/15	10,357	10,413	10,204
7/15	10,448	10,613	10,249
8/15	9,810	9,975	9,639
9/15	9,511	9,702	9,348
10/15	10,246	10,486	10,053
11/15	10,259	10,521	10,091
12/15	10,025	10,332	9,874
1/16	9,534	9,776	9,364
2/16	9,478	9,772	9,362
3/16	10,053	10,453	10,036
4/16	10,256	10,510	10,247
5/16	10,361	10,694	10,406
6/16	10,417	10,718	10,496
7/16	10,712	11,127	10,801
8/16	10,768	11,141	10,884
9/16	10,684	11,150	10,861
10/16	10,550	10,933	10,693
11/16	11,118	11,364	11,304
12/16	11,308	11,577	11,587
1/17	11,381	11,810	11,669
2/17	11,775	12,267	12,089
3/17	11,716	12,275	11,965
4/17	11,753	12,405	11,943
5/17	11,819	12,563	11,931
6/17	12,045	12,651	12,126
7/17	12,147	12,901	12,287
8/17	11,994	12,942	12,144
9/17	12,358	13,217	12,504
10/17	12,497	13,520	12,595
11/17	12,927	13,933	12,980
12/17	13,164	14,088	13,170
1/18	13,809	14,861	13,679
2/18	13,102	14,316	13,026
3/18	12,838	13,991	12,797
4/18	12,939	14,038	12,839
5/18	13,032	14,397	12,915
6/18	13,102	14,490	12,947
7/18	13,685	14,990	13,460
8/18	13,879	15,506	13,659
9/18	14,003	15,565	13,686
10/18	13,211	14,464	12,977
11/18	13,561	14,758	13,364
12/18	12,334	13,414	12,081
1/19	13,167	14,538	13,021
2/19	13,528	15,030	13,438
3/19	13,623	15,292	13,523
4/19	14,156	15,910	14,003
5/19	13,331	14,896	13,102
6/19	14,224	15,942	14,043
7/19	14,448	16,189	14,159
8/19	14,293	15,893	13,743
9/19	14,663	16,168	14,233
10/19	14,809	16,511	14,432
11/19	15,290	17,135	14,878
12/19	15,539	17,629	15,288
1/20	15,147	17,649	14,959
2/20	13,687	16,206	13,510
3/20	11,342	14,065	11,201
4/20	12,628	15,923	12,461
5/20	13,194	16,763	12,888
6/20	13,103	17,134	12,802
7/20	13,577	18,137	13,308
8/20	14,097	19,469	13,858
9/20	13,751	18,757	13,518
10/20	13,596	18,305	13,340
11/20	15,411	20,460	15,135
12/20	15,989	21,325	15,715
1/21	15,758	21,150	15,571
2/21	16,681	21,763	16,512
3/21	17,660	22,586	17,484
4/21	18,407	23,802	18,183
5/21	18,740	23,915	18,607
6/21	18,527	24,514	18,394
7/21	18,574	25,023	18,541
8/21	18,897	25,748	18,909
9/21	18,306	24,565	18,251
10/21	19,423	26,269	19,178
11/21	18,657	25,917	18,502
12/21	19,798	26,967	19,669
1/22	19,415	25,446	19,211
2/22	19,214	24,748	18,988
3/22	19,687	25,583	19,524
4/22	18,569	23,303	18,423
5/22	19,093	23,267	18,781
6/22	17,511	21,319	17,140
7/22	18,609	23,304	18,276
8/22	18,186	22,409	17,732
9/22	16,655	20,336	16,177
10/22	18,458	21,967	17,836
11/22	19,516	23,155	18,950
12/22	18,734	21,809	18,186
1/23	19,498	23,271	19,129
2/23	18,712	22,717	18,454
3/23	18,469	23,436	18,369
4/23	18,856	23,726	18,646
5/23	18,170	23,837	17,927
6/23	19,332	25,447	19,118
7/23	20,051	26,322	19,790
8/23	19,553	25,861	19,256
9/23	18,845	24,646	18,513
10/23	18,369	24,050	17,860
11/23	19,597	26,296	19,207
12/23	20,524	27,595	20,271
1/24	20,626	27,979	20,292
2/24	21,309	29,490	21,041
3/24	22,289	30,436	22,092
4/24	21,446	29,141	21,149
5/24	22,061	30,513	21,819
6/24	21,959	31,523	21,614
7/24	22,790	31,981	22,719
8/24	23,303	32,740	23,328
9/24	23,701	33,440	23,652
10/24	23,599	33,206	23,392

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	28.47%	9.77%	8.97%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 3,788,486,000
Holdings Count | Holding		890
Advisory Fees Paid, Amount		$ 22,952,000
InvestmentCompanyPortfolioTurnover		41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,788,486 Total Number of Portfolio Holdings890 Portfolio Turnover Rate 41.1% Total Advisory Fees Paid (amount in thousands)$22,952
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.67%
Investment Companies	5.12%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019461
Shareholder Report [Line Items]
Fund Name		LargeCap Value Fund III
Class Name		R-5
Trading Symbol		PPSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$109	0.95%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") outperformed the Index. Barrow Hanley’s outperformance was due to strong stock selection in the information technology, industrials, and financials sectors. Westwood Management Corp’s ("Westwood") performance was helped by an underweight to the materials sector and stock selection within the consumer discretionary sector. Westwood underperformed the Index due to poor stock selection in the health care, industrials, and consumer staples sectors. Barrow Hanley’s performance was hurt by an overweight to the energy sector, an underweight to the financials sector, and poor stock selection in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $23,899	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,247	10,262	10,205
12/14	10,256	10,238	10,267
1/15	9,842	9,957	9,857
2/15	10,399	10,532	10,334
3/15	10,295	10,401	10,193
4/15	10,399	10,475	10,289
5/15	10,547	10,612	10,412
6/15	10,366	10,413	10,204
7/15	10,463	10,613	10,249
8/15	9,823	9,975	9,639
9/15	9,526	9,702	9,348
10/15	10,256	10,486	10,053
11/15	10,276	10,521	10,091
12/15	10,043	10,332	9,874
1/16	9,548	9,776	9,364
2/16	9,492	9,772	9,362
3/16	10,071	10,453	10,036
4/16	10,280	10,510	10,247
5/16	10,385	10,694	10,406
6/16	10,441	10,718	10,496
7/16	10,740	11,127	10,801
8/16	10,796	11,141	10,884
9/16	10,713	11,150	10,861
10/16	10,573	10,933	10,693
11/16	11,145	11,364	11,304
12/16	11,337	11,577	11,587
1/17	11,416	11,810	11,669
2/17	11,809	12,267	12,089
3/17	11,751	12,275	11,965
4/17	11,794	12,405	11,943
5/17	11,860	12,563	11,931
6/17	12,085	12,651	12,126
7/17	12,194	12,901	12,287
8/17	12,041	12,942	12,144
9/17	12,405	13,217	12,504
10/17	12,543	13,520	12,595
11/17	12,979	13,933	12,980
12/17	13,217	14,088	13,170
1/18	13,868	14,861	13,679
2/18	13,163	14,316	13,026
3/18	12,900	13,991	12,797
4/18	13,000	14,038	12,839
5/18	13,093	14,397	12,915
6/18	13,163	14,490	12,947
7/18	13,752	14,990	13,460
8/18	13,945	15,506	13,659
9/18	14,077	15,565	13,686
10/18	13,279	14,464	12,977
11/18	13,628	14,758	13,364
12/18	12,399	13,414	12,081
1/19	13,239	14,538	13,021
2/19	13,608	15,030	13,438
3/19	13,702	15,292	13,523
4/19	14,233	15,910	14,003
5/19	13,410	14,896	13,102
6/19	14,302	15,942	14,043
7/19	14,534	16,189	14,159
8/19	14,379	15,893	13,743
9/19	14,756	16,168	14,233
10/19	14,902	16,511	14,432
11/19	15,391	17,135	14,878
12/19	15,643	17,629	15,288
1/20	15,251	17,649	14,959
2/20	13,784	16,206	13,510
3/20	11,425	14,065	11,201
4/20	12,718	15,923	12,461
5/20	13,292	16,763	12,888
6/20	13,192	17,134	12,802
7/20	13,675	18,137	13,308
8/20	14,203	19,469	13,858
9/20	13,857	18,757	13,518
10/20	13,702	18,305	13,340
11/20	15,524	20,460	15,135
12/20	16,107	21,325	15,715
1/21	15,885	21,150	15,571
2/21	16,808	21,763	16,512
3/21	17,805	22,586	17,484
4/21	18,562	23,802	18,183
5/21	18,894	23,915	18,607
6/21	18,682	24,514	18,394
7/21	18,737	25,023	18,541
8/21	19,060	25,748	18,909
9/21	18,460	24,565	18,251
10/21	19,587	26,269	19,178
11/21	18,820	25,917	18,502
12/21	19,974	26,967	19,669
1/22	19,592	25,446	19,211
2/22	19,390	24,748	18,988
3/22	19,873	25,583	19,524
4/22	18,746	23,303	18,423
5/22	19,279	23,267	18,781
6/22	17,679	21,319	17,140
7/22	18,786	23,304	18,276
8/22	18,363	22,409	17,732
9/22	16,823	20,336	16,177
10/22	18,645	21,967	17,836
11/22	19,712	23,155	18,950
12/22	18,925	21,809	18,186
1/23	19,699	23,271	19,129
2/23	18,914	22,717	18,454
3/23	18,670	23,436	18,369
4/23	19,069	23,726	18,646
5/23	18,372	23,837	17,927
6/23	19,544	25,447	19,118
7/23	20,274	26,322	19,790
8/23	19,765	25,861	19,256
9/23	19,057	24,646	18,513
10/23	18,582	24,050	17,860
11/23	19,832	26,296	19,207
12/23	20,765	27,595	20,271
1/24	20,867	27,979	20,292
2/24	21,562	29,490	21,041
3/24	22,565	30,436	22,092
4/24	21,699	29,141	21,149
5/24	22,337	30,513	21,819
6/24	22,223	31,523	21,614
7/24	23,078	31,981	22,719
8/24	23,591	32,740	23,328
9/24	24,001	33,440	23,652
10/24	23,899	33,206	23,392

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	28.61%	9.91%	9.10%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 3,788,486,000
Holdings Count | Holding		890
Advisory Fees Paid, Amount		$ 22,952,000
InvestmentCompanyPortfolioTurnover		41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,788,486 Total Number of Portfolio Holdings890 Portfolio Turnover Rate 41.1% Total Advisory Fees Paid (amount in thousands)$22,952
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.67%
Investment Companies	5.12%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000038737
Shareholder Report [Line Items]
Fund Name		Principal Capital Appreciation Fund
Class Name		Class A
Trading Symbol		CMNWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.74%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Broadcom Inc. (AVGO) aided results as the company benefitted from an AI-driven rally along with other chip makers. KKR & Co Inc (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR would be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Constellation Energy (CEG) reported stronger than expected guidance for revenue growth and earnings. Simply Good Foods (SMPL) detracted from relative performance as investors worried about deteriorating sales trends at Atkins. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply. Adobe Inc. (ADBE) detracted from relative performance as the investors hoped for a stronger 2024 guide.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $31,834	Russell 3000 Index $32,298
10/14	9,450	10,000
11/14	9,699	10,242
12/14	9,696	10,242
1/15	9,470	9,957
2/15	10,003	10,534
3/15	9,893	10,427
4/15	9,947	10,474
5/15	10,060	10,619
6/15	9,957	10,441
7/15	10,131	10,616
8/15	9,471	9,975
9/15	9,271	9,684
10/15	9,991	10,449
11/15	10,119	10,507
12/15	9,894	10,291
1/16	9,401	9,711
2/16	9,353	9,707
3/16	9,956	10,391
4/16	9,908	10,455
5/16	10,125	10,642
6/16	10,137	10,664
7/16	10,512	11,087
8/16	10,494	11,116
9/16	10,468	11,133
10/16	10,182	10,892
11/16	10,546	11,380
12/16	10,768	11,602
1/17	10,997	11,820
2/17	11,416	12,260
3/17	11,406	12,268
4/17	11,545	12,398
5/17	11,684	12,525
6/17	11,694	12,638
7/17	11,943	12,876
8/17	11,955	12,901
9/17	12,204	13,216
10/17	12,476	13,504
11/17	12,879	13,914
12/17	12,990	14,053
1/18	13,666	14,794
2/18	13,220	14,249
3/18	12,906	13,963
4/18	12,898	14,016
5/18	13,244	14,412
6/18	13,334	14,506
7/18	13,822	14,987
8/18	14,258	15,514
9/18	14,296	15,539
10/18	13,343	14,395
11/18	13,729	14,683
12/18	12,534	13,317
1/19	13,491	14,460
2/19	13,946	14,968
3/19	14,200	15,187
4/19	14,879	15,793
5/19	14,033	14,771
6/19	14,944	15,809
7/19	15,346	16,044
8/19	15,099	15,717
9/19	15,343	15,993
10/19	15,662	16,337
11/19	16,121	16,958
12/19	16,566	17,447
1/20	16,559	17,428
2/20	15,115	16,002
3/20	13,342	13,801
4/20	14,853	15,629
5/20	15,679	16,465
6/20	15,968	16,841
7/20	17,141	17,797
8/20	18,249	19,087
9/20	17,658	18,392
10/20	17,235	17,995
11/20	18,911	20,184
12/20	19,611	21,092
1/21	19,320	20,998
2/21	19,766	21,654
3/21	20,499	22,431
4/21	21,575	23,587
5/21	21,728	23,695
6/21	22,372	24,279
7/21	22,991	24,689
8/21	23,635	25,393
9/21	22,453	24,254
10/21	24,174	25,894
11/21	24,067	25,500
12/21	25,018	26,504
1/22	23,563	24,945
2/22	22,633	24,317
3/22	23,520	25,105
4/22	21,447	22,852
5/22	21,579	22,822
6/22	19,981	20,912
7/22	21,723	22,874
8/22	20,988	22,021
9/22	19,284	19,979
10/22	20,844	21,617
11/22	22,174	22,745
12/22	20,923	21,414
1/23	22,078	22,888
2/23	21,420	22,353
3/23	22,145	22,951
4/23	22,533	23,196
5/23	22,525	23,286
6/23	23,966	24,876
7/23	24,757	25,768
8/23	24,291	25,270
9/23	23,249	24,067
10/23	22,877	23,429
11/23	24,926	25,613
12/23	26,154	26,972
1/24	26,742	27,271
2/24	28,280	28,747
3/24	29,286	29,674
4/24	28,040	28,369
5/24	29,487	29,709
6/24	30,406	30,629
7/24	30,765	31,198
8/24	31,412	31,877
9/24	32,071	32,537
10/24	31,834	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	39.15%	15.24%	12.91%
Class A Shares Including Sales Charge	31.50%	13.95%	12.28%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 4,670,194,000
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 18,150,000
InvestmentCompanyPortfolioTurnover		41.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,670,194 Total Number of Portfolio Holdings97 Portfolio Turnover Rate 41.4% Total Advisory Fees Paid (amount in thousands)$18,150
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038740
Shareholder Report [Line Items]
Fund Name		Principal Capital Appreciation Fund
Class Name		Institutional
Trading Symbol		PWCIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	0.45%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Broadcom Inc. (AVGO) aided results as the company benefitted from an AI-driven rally along with other chip makers. KKR & Co Inc (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR would be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Constellation Energy (CEG) reported stronger than expected guidance for revenue growth and earnings. Simply Good Foods (SMPL) detracted from relative performance as investors worried about deteriorating sales trends at Atkins. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply. Adobe Inc. (ADBE) detracted from relative performance as the investors hoped for a stronger 2024 guide.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $34,871	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,266	10,242
12/14	10,267	10,242
1/15	10,031	9,957
2/15	10,598	10,534
3/15	10,485	10,427
4/15	10,545	10,474
5/15	10,669	10,619
6/15	10,563	10,441
7/15	10,752	10,616
8/15	10,054	9,975
9/15	9,844	9,684
10/15	10,612	10,449
11/15	10,752	10,507
12/15	10,514	10,291
1/16	9,996	9,711
2/16	9,948	9,707
3/16	10,593	10,391
4/16	10,544	10,455
5/16	10,779	10,642
6/16	10,794	10,664
7/16	11,197	11,087
8/16	11,182	11,116
9/16	11,157	11,133
10/16	10,854	10,892
11/16	11,247	11,380
12/16	11,487	11,602
1/17	11,736	11,820
2/17	12,186	12,260
3/17	12,178	12,268
4/17	12,330	12,398
5/17	12,483	12,525
6/17	12,495	12,638
7/17	12,767	12,876
8/17	12,783	12,901
9/17	13,053	13,216
10/17	13,347	13,504
11/17	13,783	13,914
12/17	13,907	14,053
1/18	14,635	14,794
2/18	14,160	14,249
3/18	13,827	13,963
4/18	13,822	14,016
5/18	14,200	14,412
6/18	14,300	14,506
7/18	14,828	14,987
8/18	15,301	15,514
9/18	15,345	15,539
10/18	14,329	14,395
11/18	14,746	14,683
12/18	13,469	13,317
1/19	14,500	14,460
2/19	14,993	14,968
3/19	15,271	15,187
4/19	16,007	15,793
5/19	15,103	14,771
6/19	16,088	15,809
7/19	16,526	16,044
8/19	16,267	15,717
9/19	16,532	15,993
10/19	16,886	16,337
11/19	17,382	16,958
12/19	17,872	17,447
1/20	17,868	17,428
2/20	16,313	16,002
3/20	14,407	13,801
4/20	16,042	15,629
5/20	16,943	16,465
6/20	17,260	16,841
7/20	18,533	17,797
8/20	19,736	19,087
9/20	19,100	18,392
10/20	18,646	17,995
11/20	20,465	20,184
12/20	21,233	21,092
1/21	20,921	20,998
2/21	21,408	21,654
3/21	22,213	22,431
4/21	23,383	23,587
5/21	23,553	23,695
6/21	24,259	24,279
7/21	24,934	24,689
8/21	25,643	25,393
9/21	24,363	24,254
10/21	26,237	25,894
11/21	26,126	25,500
12/21	27,169	26,504
1/22	25,591	24,945
2/22	24,592	24,317
3/22	25,559	25,105
4/22	23,312	22,852
5/22	23,459	22,822
6/22	21,731	20,912
7/22	23,634	22,874
8/22	22,840	22,021
9/22	20,989	19,979
10/22	22,693	21,617
11/22	24,152	22,745
12/22	22,790	21,414
1/23	24,054	22,888
2/23	23,346	22,353
3/23	24,140	22,951
4/23	24,568	23,196
5/23	24,568	23,286
6/23	26,149	24,876
7/23	27,018	25,768
8/23	26,516	25,270
9/23	25,388	24,067
10/23	24,988	23,429
11/23	27,232	25,613
12/23	28,582	26,972
1/24	29,230	27,271
2/24	30,918	28,747
3/24	32,024	29,674
4/24	30,673	28,369
5/24	32,265	29,709
6/24	33,275	30,629
7/24	33,678	31,198
8/24	34,393	31,877
9/24	35,124	32,537
10/24	34,871	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	39.55%	15.61%	13.30%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 4,670,194,000
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 18,150,000
InvestmentCompanyPortfolioTurnover		41.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,670,194 Total Number of Portfolio Holdings97 Portfolio Turnover Rate 41.4% Total Advisory Fees Paid (amount in thousands)$18,150
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000085758
Shareholder Report [Line Items]
Fund Name		Principal Capital Appreciation Fund
Class Name		R-1
Trading Symbol		PCAMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$155	1.30%

Expenses Paid, Amount		$ 155
Expense Ratio, Percent		1.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Broadcom Inc. (AVGO) aided results as the company benefitted from an AI-driven rally along with other chip makers. KKR & Co Inc (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR would be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Constellation Energy (CEG) reported stronger than expected guidance for revenue growth and earnings. Simply Good Foods (SMPL) detracted from relative performance as investors worried about deteriorating sales trends at Atkins. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply. Adobe Inc. (ADBE) detracted from relative performance as the investors hoped for a stronger 2024 guide.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $31,961	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,259	10,242
12/14	10,251	10,242
1/15	10,007	9,957
2/15	10,566	10,534
3/15	10,446	10,427
4/15	10,500	10,474
5/15	10,614	10,619
6/15	10,502	10,441
7/15	10,681	10,616
8/15	9,980	9,975
9/15	9,765	9,684
10/15	10,521	10,449
11/15	10,651	10,507
12/15	10,408	10,291
1/16	9,889	9,711
2/16	9,834	9,707
3/16	10,463	10,391
4/16	10,408	10,455
5/16	10,631	10,642
6/16	10,640	10,664
7/16	11,029	11,087
8/16	11,007	11,116
9/16	10,973	11,133
10/16	10,666	10,892
11/16	11,046	11,380
12/16	11,273	11,602
1/17	11,508	11,820
2/17	11,942	12,260
3/17	11,926	12,268
4/17	12,067	12,398
5/17	12,206	12,525
6/17	12,211	12,638
7/17	12,467	12,876
8/17	12,473	12,901
9/17	12,727	13,216
10/17	13,005	13,504
11/17	13,421	13,914
12/17	13,530	14,053
1/18	14,228	14,794
2/18	13,756	14,249
3/18	13,425	13,963
4/18	13,410	14,016
5/18	13,765	14,412
6/18	13,853	14,506
7/18	14,353	14,987
8/18	14,801	15,514
9/18	14,831	15,539
10/18	13,838	14,395
11/18	14,230	14,683
12/18	12,986	13,317
1/19	13,974	14,460
2/19	14,439	14,968
3/19	14,695	15,187
4/19	15,391	15,793
5/19	14,509	14,771
6/19	15,445	15,809
7/19	15,855	16,044
8/19	15,593	15,717
9/19	15,836	15,993
10/19	16,160	16,337
11/19	16,625	16,958
12/19	17,076	17,447
1/20	17,066	17,428
2/20	15,568	16,002
3/20	13,736	13,801
4/20	15,285	15,629
5/20	16,129	16,465
6/20	16,419	16,841
7/20	17,616	17,797
8/20	18,747	19,087
9/20	18,131	18,392
10/20	17,685	17,995
11/20	19,397	20,184
12/20	20,108	21,092
1/21	19,800	20,998
2/21	20,249	21,654
3/21	20,992	22,431
4/21	22,083	23,587
5/21	22,227	23,695
6/21	22,880	24,279
7/21	23,499	24,689
8/21	24,148	25,393
9/21	22,927	24,254
10/21	24,673	25,894
11/21	24,550	25,500
12/21	25,510	26,504
1/22	24,015	24,945
2/22	23,059	24,317
3/22	23,952	25,105
4/22	21,830	22,852
5/22	21,953	22,822
6/22	20,319	20,912
7/22	22,084	22,874
8/22	21,323	22,021
9/22	19,582	19,979
10/22	21,156	21,617
11/22	22,500	22,745
12/22	21,220	21,414
1/23	22,380	22,888
2/23	21,705	22,353
3/23	22,428	22,951
4/23	22,809	23,196
5/23	22,793	23,286
6/23	24,239	24,876
7/23	25,025	25,768
8/23	24,545	25,270
9/23	23,484	24,067
10/23	23,099	23,429
11/23	25,153	25,613
12/23	26,384	26,972
1/24	26,961	27,271
2/24	28,496	28,747
3/24	29,498	29,674
4/24	28,234	28,369
5/24	29,673	29,709
6/24	30,584	30,629
7/24	30,930	31,198
8/24	31,563	31,877
9/24	32,211	32,537
10/24	31,961	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	38.36%	14.61%	12.32%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 4,670,194,000
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 18,150,000
InvestmentCompanyPortfolioTurnover		41.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,670,194 Total Number of Portfolio Holdings97 Portfolio Turnover Rate 41.4% Total Advisory Fees Paid (amount in thousands)$18,150
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000085760
Shareholder Report [Line Items]
Fund Name		Principal Capital Appreciation Fund
Class Name		R-3
Trading Symbol		PCAOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$118	0.99%

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Broadcom Inc. (AVGO) aided results as the company benefitted from an AI-driven rally along with other chip makers. KKR & Co Inc (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR would be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Constellation Energy (CEG) reported stronger than expected guidance for revenue growth and earnings. Simply Good Foods (SMPL) detracted from relative performance as investors worried about deteriorating sales trends at Atkins. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply. Adobe Inc. (ADBE) detracted from relative performance as the investors hoped for a stronger 2024 guide.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $32,966	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,262	10,242
12/14	10,256	10,242
1/15	10,015	9,957
2/15	10,576	10,534
3/15	10,459	10,427
4/15	10,516	10,474
5/15	10,633	10,619
6/15	10,523	10,441
7/15	10,705	10,616
8/15	10,006	9,975
9/15	9,794	9,684
10/15	10,553	10,449
11/15	10,687	10,507
12/15	10,446	10,291
1/16	9,926	9,711
2/16	9,874	9,707
3/16	10,508	10,391
4/16	10,457	10,455
5/16	10,684	10,642
6/16	10,695	10,664
7/16	11,087	11,087
8/16	11,069	11,116
9/16	11,039	11,133
10/16	10,733	10,892
11/16	11,116	11,380
12/16	11,348	11,602
1/17	11,589	11,820
2/17	12,029	12,260
3/17	12,014	12,268
4/17	12,161	12,398
5/17	12,303	12,525
6/17	12,312	12,638
7/17	12,572	12,876
8/17	12,584	12,901
9/17	12,842	13,216
10/17	13,127	13,504
11/17	13,550	13,914
12/17	13,665	14,053
1/18	14,372	14,794
2/18	13,900	14,249
3/18	13,568	13,963
4/18	13,555	14,016
5/18	13,918	14,412
6/18	14,011	14,506
7/18	14,521	14,987
8/18	14,977	15,514
9/18	15,013	15,539
10/18	14,011	14,395
11/18	14,412	14,683
12/18	13,155	13,317
1/19	14,157	14,460
2/19	14,633	14,968
3/19	14,896	15,187
4/19	15,606	15,793
5/19	14,714	14,771
6/19	15,671	15,809
7/19	16,089	16,044
8/19	15,827	15,717
9/19	16,080	15,993
10/19	16,414	16,337
11/19	16,890	16,958
12/19	17,353	17,447
1/20	17,346	17,428
2/20	15,828	16,002
3/20	13,969	13,801
4/20	15,547	15,629
5/20	16,413	16,465
6/20	16,712	16,841
7/20	17,932	17,797
8/20	19,089	19,087
9/20	18,465	18,392
10/20	18,016	17,995
11/20	19,766	20,184
12/20	20,496	21,092
1/21	20,186	20,998
2/21	20,651	21,654
3/21	21,414	22,431
4/21	22,532	23,587
5/21	22,686	23,695
6/21	23,354	24,279
7/21	23,996	24,689
8/21	24,663	25,393
9/21	23,424	24,254
10/21	25,212	25,894
11/21	25,098	25,500
12/21	26,085	26,504
1/22	24,560	24,945
2/22	23,589	24,317
3/22	24,507	25,105
4/22	22,343	22,852
5/22	22,472	22,822
6/22	20,806	20,912
7/22	22,618	22,874
8/22	21,849	22,021
9/22	20,069	19,979
10/22	21,687	21,617
11/22	23,071	22,745
12/22	21,762	21,414
1/23	22,957	22,888
2/23	22,274	22,353
3/23	23,018	22,951
4/23	23,420	23,196
5/23	23,408	23,286
6/23	24,899	24,876
7/23	25,716	25,768
8/23	25,228	25,270
9/23	24,139	24,067
10/23	23,749	23,429
11/23	25,874	25,613
12/23	27,143	26,972
1/24	27,744	27,271
2/24	29,334	28,747
3/24	30,371	29,674
4/24	29,076	28,369
5/24	30,568	29,709
6/24	31,515	30,629
7/24	31,879	31,198
8/24	32,541	31,877
9/24	33,219	32,537
10/24	32,966	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	38.81%	14.97%	12.67%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 4,670,194,000
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 18,150,000
InvestmentCompanyPortfolioTurnover		41.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,670,194 Total Number of Portfolio Holdings97 Portfolio Turnover Rate 41.4% Total Advisory Fees Paid (amount in thousands)$18,150
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000085761
Shareholder Report [Line Items]
Fund Name		Principal Capital Appreciation Fund
Class Name		R-4
Trading Symbol		PCAPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$96	0.80%

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Broadcom Inc. (AVGO) aided results as the company benefitted from an AI-driven rally along with other chip makers. KKR & Co Inc (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR would be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Constellation Energy (CEG) reported stronger than expected guidance for revenue growth and earnings. Simply Good Foods (SMPL) detracted from relative performance as investors worried about deteriorating sales trends at Atkins. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply. Adobe Inc. (ADBE) detracted from relative performance as the investors hoped for a stronger 2024 guide.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $33,600	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,264	10,242
12/14	10,259	10,242
1/15	10,020	9,957
2/15	10,584	10,534
3/15	10,469	10,427
4/15	10,525	10,474
5/15	10,646	10,619
6/15	10,538	10,441
7/15	10,720	10,616
8/15	10,024	9,975
9/15	9,811	9,684
10/15	10,573	10,449
11/15	10,710	10,507
12/15	10,471	10,291
1/16	9,950	9,711
2/16	9,900	9,707
3/16	10,539	10,391
4/16	10,486	10,455
5/16	10,716	10,642
6/16	10,729	10,664
7/16	11,125	11,087
8/16	11,108	11,116
9/16	11,080	11,133
10/16	10,774	10,892
11/16	11,161	11,380
12/16	11,396	11,602
1/17	11,639	11,820
2/17	12,083	12,260
3/17	12,070	12,268
4/17	12,219	12,398
5/17	12,365	12,525
6/17	12,375	12,638
7/17	12,638	12,876
8/17	12,653	12,901
9/17	12,914	13,216
10/17	13,202	13,504
11/17	13,630	13,914
12/17	13,748	14,053
1/18	14,463	14,794
2/18	13,989	14,249
3/18	13,655	13,963
4/18	13,646	14,016
5/18	14,014	14,412
6/18	14,109	14,506
7/18	14,627	14,987
8/18	15,087	15,514
9/18	15,125	15,539
10/18	14,118	14,395
11/18	14,525	14,683
12/18	13,262	13,317
1/19	14,275	14,460
2/19	14,754	14,968
3/19	15,025	15,187
4/19	15,743	15,793
5/19	14,844	14,771
6/19	15,811	15,809
7/19	16,235	16,044
8/19	15,973	15,717
9/19	16,232	15,993
10/19	16,571	16,337
11/19	17,053	16,958
12/19	17,528	17,447
1/20	17,521	17,428
2/20	15,990	16,002
3/20	14,113	13,801
4/20	15,710	15,629
5/20	16,589	16,465
6/20	16,894	16,841
7/20	18,130	17,797
8/20	19,304	19,087
9/20	18,677	18,392
10/20	18,225	17,995
11/20	19,997	20,184
12/20	20,740	21,092
1/21	20,430	20,998
2/21	20,898	21,654
3/21	21,676	22,431
4/21	22,811	23,587
5/21	22,973	23,695
6/21	23,655	24,279
7/21	24,304	24,689
8/21	24,986	25,393
9/21	23,733	24,254
10/21	25,554	25,894
11/21	25,436	25,500
12/21	26,442	26,504
1/22	24,903	24,945
2/22	23,921	24,317
3/22	24,858	25,105
4/22	22,664	22,852
5/22	22,801	22,822
6/22	21,112	20,912
7/22	22,955	22,874
8/22	22,179	22,021
9/22	20,372	19,979
10/22	22,021	21,617
11/22	23,427	22,745
12/22	22,102	21,414
1/23	23,322	22,888
2/23	22,631	22,353
3/23	23,391	22,951
4/23	23,798	23,196
5/23	23,790	23,286
6/23	25,311	24,876
7/23	26,149	25,768
8/23	25,657	25,270
9/23	24,554	24,067
10/23	24,160	23,429
11/23	26,323	25,613
12/23	27,619	26,972
1/24	28,238	27,271
2/24	29,859	28,747
3/24	30,919	29,674
4/24	29,605	28,369
5/24	31,132	29,709
6/24	32,098	30,629
7/24	32,474	31,198
8/24	33,158	31,877
9/24	33,850	32,537
10/24	33,600	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	39.07%	15.19%	12.88%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 4,670,194,000
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 18,150,000
InvestmentCompanyPortfolioTurnover		41.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,670,194 Total Number of Portfolio Holdings97 Portfolio Turnover Rate 41.4% Total Advisory Fees Paid (amount in thousands)$18,150
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000085762
Shareholder Report [Line Items]
Fund Name		Principal Capital Appreciation Fund
Class Name		R-5
Trading Symbol		PCAQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$81	0.68%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Broadcom Inc. (AVGO) aided results as the company benefitted from an AI-driven rally along with other chip makers. KKR & Co Inc (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR would be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Constellation Energy (CEG) reported stronger than expected guidance for revenue growth and earnings. Simply Good Foods (SMPL) detracted from relative performance as investors worried about deteriorating sales trends at Atkins. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply. Adobe Inc. (ADBE) detracted from relative performance as the investors hoped for a stronger 2024 guide.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $34,003	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,265	10,242
12/14	10,262	10,242
1/15	10,023	9,957
2/15	10,589	10,534
3/15	10,474	10,427
4/15	10,531	10,474
5/15	10,651	10,619
6/15	10,545	10,441
7/15	10,731	10,616
8/15	10,032	9,975
9/15	9,822	9,684
10/15	10,586	10,449
11/15	10,722	10,507
12/15	10,484	10,291
1/16	9,965	9,711
2/16	9,914	9,707
3/16	10,555	10,391
4/16	10,506	10,455
5/16	10,736	10,642
6/16	10,750	10,664
7/16	11,148	11,087
8/16	11,131	11,116
9/16	11,103	11,133
10/16	10,801	10,892
11/16	11,189	11,380
12/16	11,424	11,602
1/17	11,669	11,820
2/17	12,115	12,260
3/17	12,105	12,268
4/17	12,255	12,398
5/17	12,403	12,525
6/17	12,414	12,638
7/17	12,679	12,876
8/17	12,693	12,901
9/17	12,959	13,216
10/17	13,249	13,504
11/17	13,679	13,914
12/17	13,798	14,053
1/18	14,518	14,794
2/18	14,044	14,249
3/18	13,712	13,963
4/18	13,703	14,016
5/18	14,073	14,412
6/18	14,170	14,506
7/18	14,691	14,987
8/18	15,156	15,514
9/18	15,196	15,539
10/18	14,186	14,395
11/18	14,595	14,683
12/18	13,327	13,317
1/19	14,346	14,460
2/19	14,828	14,968
3/19	15,104	15,187
4/19	15,825	15,793
5/19	14,926	14,771
6/19	15,900	15,809
7/19	16,327	16,044
8/19	16,065	15,717
9/19	16,327	15,993
10/19	16,670	16,337
11/19	17,159	16,958
12/19	17,633	17,447
1/20	17,630	17,428
2/20	16,090	16,002
3/20	14,204	13,801
4/20	15,813	15,629
5/20	16,697	16,465
6/20	17,005	16,841
7/20	18,257	17,797
8/20	19,439	19,087
9/20	18,808	18,392
10/20	18,355	17,995
11/20	20,144	20,184
12/20	20,890	21,092
1/21	20,580	20,998
2/21	21,057	21,654
3/21	21,843	22,431
4/21	22,988	23,587
5/21	23,154	23,695
6/21	23,841	24,279
7/21	24,502	24,689
8/21	25,193	25,393
9/21	23,930	24,254
10/21	25,765	25,894
11/21	25,654	25,500
12/21	26,670	26,504
1/22	25,119	24,945
2/22	24,130	24,317
3/22	25,078	25,105
4/22	22,867	22,852
5/22	23,008	22,822
6/22	21,307	20,912
7/22	23,166	22,874
8/22	22,385	22,021
9/22	20,566	19,979
10/22	22,231	21,617
11/22	23,657	22,745
12/22	22,319	21,414
1/23	23,552	22,888
2/23	22,854	22,353
3/23	23,625	22,951
4/23	24,042	23,196
5/23	24,038	23,286
6/23	25,577	24,876
7/23	26,421	25,768
8/23	25,928	25,270
9/23	24,817	24,067
10/23	24,421	23,429
11/23	26,609	25,613
12/23	27,925	26,972
1/24	28,550	27,271
2/24	30,195	28,747
3/24	31,268	29,674
4/24	29,944	28,369
5/24	31,486	29,709
6/24	32,469	30,629
7/24	32,856	31,198
8/24	33,547	31,877
9/24	34,254	32,537
10/24	34,003	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	39.24%	15.32%	13.02%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 4,670,194,000
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 18,150,000
InvestmentCompanyPortfolioTurnover		41.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,670,194 Total Number of Portfolio Holdings97 Portfolio Turnover Rate 41.4% Total Advisory Fees Paid (amount in thousands)$18,150
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063423
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2015 Fund
Class Name		Institutional
Trading Symbol		LTINX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.02%

Expenses Paid, Amount		$ 2
Expense Ratio, Percent		0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2015. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $16,158	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2015 Index $16,518
10/14	10,000	10,000	10,000
11/14	10,097	10,071	10,097
12/14	10,025	10,080	10,040
1/15	10,006	10,292	10,049
2/15	10,278	10,195	10,293
3/15	10,240	10,242	10,256
4/15	10,324	10,206	10,316
5/15	10,352	10,181	10,340
6/15	10,193	10,070	10,189
7/15	10,268	10,140	10,288
8/15	9,922	10,125	9,943
9/15	9,735	10,194	9,808
10/15	10,072	10,196	10,167
11/15	10,053	10,169	10,158
12/15	9,906	10,136	10,024
1/16	9,652	10,275	9,810
2/16	9,631	10,348	9,817
3/16	10,008	10,443	10,214
4/16	10,100	10,483	10,279
5/16	10,151	10,486	10,335
6/16	10,202	10,674	10,414
7/16	10,426	10,742	10,629
8/16	10,457	10,730	10,641
9/16	10,487	10,723	10,668
10/16	10,365	10,641	10,525
11/16	10,365	10,390	10,552
12/16	10,456	10,404	10,680
1/17	10,636	10,425	10,807
2/17	10,805	10,495	10,977
3/17	10,857	10,489	11,025
4/17	10,995	10,570	11,133
5/17	11,121	10,651	11,247
6/17	11,153	10,641	11,280
7/17	11,322	10,687	11,418
8/17	11,385	10,782	11,455
9/17	11,512	10,731	11,567
10/17	11,639	10,737	11,679
11/17	11,745	10,723	11,805
12/17	11,835	10,773	11,898
1/18	12,131	10,649	12,110
2/18	11,778	10,548	11,841
3/18	11,733	10,615	11,791
4/18	11,767	10,536	11,810
5/18	11,824	10,611	11,909
6/18	11,801	10,598	11,906
7/18	11,983	10,601	12,061
8/18	12,063	10,669	12,179
9/18	12,063	10,600	12,156
10/18	11,574	10,517	11,696
11/18	11,642	10,579	11,816
12/18	11,279	10,774	11,461
1/19	11,777	10,888	11,946
2/19	11,951	10,882	12,107
3/19	12,114	11,091	12,251
4/19	12,338	11,094	12,446
5/19	12,114	11,291	12,188
6/19	12,525	11,432	12,593
7/19	12,575	11,458	12,641
8/19	12,612	11,755	12,652
9/19	12,662	11,692	12,748
10/19	12,786	11,727	12,898
11/19	12,936	11,721	13,044
12/19	13,115	11,713	13,226
1/20	13,199	11,938	13,265
2/20	12,890	12,153	12,874
3/20	11,864	12,082	12,014
4/20	12,595	12,297	12,699
5/20	12,960	12,354	12,996
6/20	13,171	12,432	13,188
7/20	13,579	12,617	13,562
8/20	13,874	12,515	13,838
9/20	13,705	12,509	13,659
10/20	13,579	12,453	13,526
11/20	14,338	12,575	14,283
12/20	14,672	12,592	14,586
1/21	14,568	12,502	14,544
2/21	14,716	12,321	14,629
3/21	14,835	12,168	14,752
4/21	15,191	12,264	15,077
5/21	15,310	12,304	15,196
6/21	15,414	12,390	15,308
7/21	15,547	12,529	15,441
8/21	15,681	12,505	15,596
9/21	15,354	12,397	15,288
10/21	15,681	12,393	15,613
11/21	15,473	12,430	15,468
12/21	15,763	12,398	15,754
1/22	15,265	12,131	15,249
2/22	14,992	11,996	15,070
3/22	14,911	11,662	15,032
4/22	14,204	11,220	14,318
5/22	14,269	11,292	14,364
6/22	13,610	11,115	13,736
7/22	14,220	11,387	14,319
8/22	13,819	11,065	13,952
9/22	13,015	10,587	13,155
10/22	13,304	10,450	13,496
11/22	13,883	10,834	14,076
12/22	13,619	10,785	13,838
1/23	14,209	11,117	14,411
2/23	13,896	10,829	14,149
3/23	14,157	11,104	14,429
4/23	14,295	11,172	14,546
5/23	14,105	11,050	14,402
6/23	14,434	11,011	14,706
7/23	14,625	11,003	14,916
8/23	14,451	10,933	14,720
9/23	14,052	10,655	14,314
10/23	13,810	10,487	14,044
11/23	14,573	10,962	14,837
12/23	15,140	11,381	15,412
1/24	15,158	11,350	15,430
2/24	15,304	11,190	15,569
3/24	15,594	11,293	15,830
4/24	15,213	11,008	15,458
5/24	15,558	11,194	15,842
6/24	15,667	11,300	16,018
7/24	15,994	11,564	16,343
8/24	16,249	11,731	16,601
9/24	16,467	11,888	16,861
10/24	16,158	11,593	16,518

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	17.00%	4.79%	4.92%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2015 Index	17.62%	5.07%	5.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 236,296,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		30.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$236,296 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 30.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063425
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2015 Fund
Class Name		R-1
Trading Symbol		LTSGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$96	0.89%

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2015. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $14,810	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2015 Index $16,518
10/14	10,000	10,000	10,000
11/14	10,091	10,071	10,097
12/14	10,006	10,080	10,040
1/15	9,977	10,292	10,049
2/15	10,254	10,195	10,293
3/15	10,197	10,242	10,256
4/15	10,282	10,206	10,316
5/15	10,292	10,181	10,340
6/15	10,139	10,070	10,189
7/15	10,197	10,140	10,288
8/15	9,844	10,125	9,943
9/15	9,663	10,194	9,808
10/15	9,977	10,196	10,167
11/15	9,949	10,169	10,158
12/15	9,803	10,136	10,024
1/16	9,546	10,275	9,810
2/16	9,515	10,348	9,817
3/16	9,885	10,443	10,214
4/16	9,968	10,483	10,279
5/16	10,009	10,486	10,335
6/16	10,050	10,674	10,414
7/16	10,266	10,742	10,629
8/16	10,286	10,730	10,641
9/16	10,317	10,723	10,668
10/16	10,184	10,641	10,525
11/16	10,173	10,390	10,552
12/16	10,257	10,404	10,680
1/17	10,426	10,425	10,807
2/17	10,585	10,495	10,977
3/17	10,627	10,489	11,025
4/17	10,754	10,570	11,133
5/17	10,881	10,651	11,247
6/17	10,891	10,641	11,280
7/17	11,050	10,687	11,418
8/17	11,103	10,782	11,455
9/17	11,219	10,731	11,567
10/17	11,336	10,737	11,679
11/17	11,431	10,723	11,805
12/17	11,510	10,773	11,898
1/18	11,793	10,649	12,110
2/18	11,442	10,548	11,841
3/18	11,386	10,615	11,791
4/18	11,409	10,536	11,810
5/18	11,465	10,611	11,909
6/18	11,420	10,598	11,906
7/18	11,601	10,601	12,061
8/18	11,668	10,669	12,179
9/18	11,657	10,600	12,156
10/18	11,183	10,517	11,696
11/18	11,239	10,579	11,816
12/18	10,876	10,774	11,461
1/19	11,343	10,888	11,946
2/19	11,514	10,882	12,107
3/19	11,662	11,091	12,251
4/19	11,858	11,094	12,446
5/19	11,637	11,291	12,188
6/19	12,018	11,432	12,593
7/19	12,055	11,458	12,641
8/19	12,079	11,755	12,652
9/19	12,128	11,692	12,748
10/19	12,239	11,727	12,898
11/19	12,374	11,721	13,044
12/19	12,532	11,713	13,226
1/20	12,601	11,938	13,265
2/20	12,298	12,153	12,874
3/20	11,320	12,082	12,014
4/20	12,008	12,297	12,699
5/20	12,353	12,354	12,996
6/20	12,532	12,432	13,188
7/20	12,917	12,617	13,562
8/20	13,179	12,515	13,838
9/20	13,014	12,509	13,659
10/20	12,876	12,453	13,526
11/20	13,592	12,575	14,283
12/20	13,907	12,592	14,586
1/21	13,792	12,502	14,544
2/21	13,922	12,321	14,629
3/21	14,023	12,168	14,752
4/21	14,355	12,264	15,077
5/21	14,456	12,304	15,196
6/21	14,542	12,390	15,308
7/21	14,658	12,529	15,441
8/21	14,773	12,505	15,596
9/21	14,456	12,397	15,288
10/21	14,759	12,393	15,613
11/21	14,542	12,430	15,468
12/21	14,801	12,398	15,754
1/22	14,320	12,131	15,249
2/22	14,072	11,996	15,070
3/22	13,978	11,662	15,032
4/22	13,311	11,220	14,318
5/22	13,358	11,292	14,364
6/22	12,722	11,115	13,736
7/22	13,296	11,387	14,319
8/22	12,908	11,065	13,952
9/22	12,148	10,587	13,155
10/22	12,411	10,450	13,496
11/22	12,939	10,834	14,076
12/22	12,680	10,785	13,838
1/23	13,229	11,117	14,411
2/23	12,929	10,829	14,149
3/23	13,162	11,104	14,429
4/23	13,262	11,172	14,546
5/23	13,096	11,050	14,402
6/23	13,378	11,011	14,706
7/23	13,562	11,003	14,916
8/23	13,378	10,933	14,720
9/23	13,012	10,655	14,314
10/23	12,763	10,487	14,044
11/23	13,462	10,962	14,837
12/23	13,980	11,381	15,412
1/24	13,980	11,350	15,430
2/24	14,119	11,190	15,569
3/24	14,361	11,293	15,830
4/24	14,015	11,008	15,458
5/24	14,309	11,194	15,842
6/24	14,395	11,300	16,018
7/24	14,689	11,564	16,343
8/24	14,914	11,731	16,601
9/24	15,104	11,888	16,861
10/24	14,810	11,593	16,518

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	16.04%	3.89%	4.01%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2015 Index	17.62%	5.07%	5.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 236,296,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		30.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$236,296 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 30.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063424
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2015 Fund
Class Name		R-3
Trading Symbol		LTAPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$63	0.58%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2015. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $15,274	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2015 Index $16,518
10/14	10,000	10,000	10,000
11/14	10,090	10,071	10,097
12/14	10,007	10,080	10,040
1/15	9,988	10,292	10,049
2/15	10,254	10,195	10,293
3/15	10,207	10,242	10,256
4/15	10,292	10,206	10,316
5/15	10,311	10,181	10,340
6/15	10,150	10,070	10,189
7/15	10,216	10,140	10,288
8/15	9,865	10,125	9,943
9/15	9,684	10,194	9,808
10/15	10,007	10,196	10,167
11/15	9,979	10,169	10,158
12/15	9,833	10,136	10,024
1/16	9,575	10,275	9,810
2/16	9,555	10,348	9,817
3/16	9,916	10,443	10,214
4/16	10,008	10,483	10,279
5/16	10,060	10,486	10,335
6/16	10,101	10,674	10,414
7/16	10,318	10,742	10,629
8/16	10,348	10,730	10,641
9/16	10,369	10,723	10,668
10/16	10,245	10,641	10,525
11/16	10,235	10,390	10,552
12/16	10,328	10,404	10,680
1/17	10,498	10,425	10,807
2/17	10,657	10,495	10,977
3/17	10,700	10,489	11,025
4/17	10,827	10,570	11,133
5/17	10,955	10,651	11,247
6/17	10,976	10,641	11,280
7/17	11,146	10,687	11,418
8/17	11,199	10,782	11,455
9/17	11,316	10,731	11,567
10/17	11,433	10,737	11,679
11/17	11,539	10,723	11,805
12/17	11,619	10,773	11,898
1/18	11,904	10,649	12,110
2/18	11,551	10,548	11,841
3/18	11,494	10,615	11,791
4/18	11,528	10,536	11,810
5/18	11,585	10,611	11,909
6/18	11,551	10,598	11,906
7/18	11,733	10,601	12,061
8/18	11,801	10,669	12,179
9/18	11,790	10,600	12,156
10/18	11,311	10,517	11,696
11/18	11,368	10,579	11,816
12/18	11,013	10,774	11,461
1/19	11,497	10,888	11,946
2/19	11,659	10,882	12,107
3/19	11,821	11,091	12,251
4/19	12,019	11,094	12,446
5/19	11,808	11,291	12,188
6/19	12,193	11,432	12,593
7/19	12,231	11,458	12,641
8/19	12,256	11,755	12,652
9/19	12,305	11,692	12,748
10/19	12,430	11,727	12,898
11/19	12,566	11,721	13,044
12/19	12,724	11,713	13,226
1/20	12,808	11,938	13,265
2/20	12,501	12,153	12,874
3/20	11,494	12,082	12,014
4/20	12,207	12,297	12,699
5/20	12,557	12,354	12,996
6/20	12,752	12,432	13,188
7/20	13,144	12,617	13,562
8/20	13,423	12,515	13,838
9/20	13,242	12,509	13,659
10/20	13,116	12,453	13,526
11/20	13,843	12,575	14,283
12/20	14,168	12,592	14,586
1/21	14,065	12,502	14,544
2/21	14,182	12,321	14,629
3/21	14,300	12,168	14,752
4/21	14,638	12,264	15,077
5/21	14,741	12,304	15,196
6/21	14,844	12,390	15,308
7/21	14,961	12,529	15,441
8/21	15,079	12,505	15,596
9/21	14,755	12,397	15,288
10/21	15,064	12,393	15,613
11/21	14,858	12,430	15,468
12/21	15,130	12,398	15,754
1/22	14,638	12,131	15,249
2/22	14,384	11,996	15,070
3/22	14,305	11,662	15,032
4/22	13,607	11,220	14,318
5/22	13,671	11,292	14,364
6/22	13,020	11,115	13,736
7/22	13,607	11,387	14,319
8/22	13,211	11,065	13,952
9/22	12,449	10,587	13,155
10/22	12,719	10,450	13,496
11/22	13,258	10,834	14,076
12/22	12,991	10,785	13,838
1/23	13,570	11,117	14,411
2/23	13,263	10,829	14,149
3/23	13,502	11,104	14,429
4/23	13,621	11,172	14,546
5/23	13,434	11,050	14,402
6/23	13,741	11,011	14,706
7/23	13,911	11,003	14,916
8/23	13,741	10,933	14,720
9/23	13,366	10,655	14,314
10/23	13,127	10,487	14,044
11/23	13,843	10,962	14,837
12/23	14,367	11,381	15,412
1/24	14,385	11,350	15,430
2/24	14,527	11,190	15,569
3/24	14,776	11,293	15,830
4/24	14,420	11,008	15,458
5/24	14,740	11,194	15,842
6/24	14,829	11,300	16,018
7/24	15,132	11,564	16,343
8/24	15,363	11,731	16,601
9/24	15,558	11,888	16,861
10/24	15,274	11,593	16,518

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	16.35%	4.21%	4.33%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2015 Index	17.62%	5.07%	5.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 236,296,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		30.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$236,296 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 30.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063427
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2015 Fund
Class Name		R-4
Trading Symbol		LTSLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$42	0.39%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2015. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $15,576	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2015 Index $16,518
10/14	10,000	10,000	10,000
11/14	10,099	10,071	10,097
12/14	10,013	10,080	10,040
1/15	9,994	10,292	10,049
2/15	10,269	10,195	10,293
3/15	10,221	10,242	10,256
4/15	10,307	10,206	10,316
5/15	10,325	10,181	10,340
6/15	10,174	10,070	10,189
7/15	10,240	10,140	10,288
8/15	9,890	10,125	9,943
9/15	9,701	10,194	9,808
10/15	10,032	10,196	10,167
11/15	10,004	10,169	10,158
12/15	9,863	10,136	10,024
1/16	9,607	10,275	9,810
2/16	9,586	10,348	9,817
3/16	9,956	10,443	10,214
4/16	10,038	10,483	10,279
5/16	10,089	10,486	10,335
6/16	10,131	10,674	10,414
7/16	10,357	10,742	10,629
8/16	10,387	10,730	10,641
9/16	10,418	10,723	10,668
10/16	10,295	10,641	10,525
11/16	10,285	10,390	10,552
12/16	10,377	10,404	10,680
1/17	10,547	10,425	10,807
2/17	10,706	10,495	10,977
3/17	10,759	10,489	11,025
4/17	10,887	10,570	11,133
5/17	11,014	10,651	11,247
6/17	11,035	10,641	11,280
7/17	11,205	10,687	11,418
8/17	11,269	10,782	11,455
9/17	11,385	10,731	11,567
10/17	11,502	10,737	11,679
11/17	11,608	10,723	11,805
12/17	11,700	10,773	11,898
1/18	11,985	10,649	12,110
2/18	11,632	10,548	11,841
3/18	11,587	10,615	11,791
4/18	11,609	10,536	11,810
5/18	11,666	10,611	11,909
6/18	11,632	10,598	11,906
7/18	11,814	10,601	12,061
8/18	11,894	10,669	12,179
9/18	11,894	10,600	12,156
10/18	11,404	10,517	11,696
11/18	11,473	10,579	11,816
12/18	11,115	10,774	11,461
1/19	11,587	10,888	11,946
2/19	11,761	10,882	12,107
3/19	11,923	11,091	12,251
4/19	12,134	11,094	12,446
5/19	11,910	11,291	12,188
6/19	12,308	11,432	12,593
7/19	12,346	11,458	12,641
8/19	12,383	11,755	12,652
9/19	12,433	11,692	12,748
10/19	12,557	11,727	12,898
11/19	12,694	11,721	13,044
12/19	12,865	11,713	13,226
1/20	12,935	11,938	13,265
2/20	12,627	12,153	12,874
3/20	11,619	12,082	12,014
4/20	12,333	12,297	12,699
5/20	12,697	12,354	12,996
6/20	12,893	12,432	13,188
7/20	13,285	12,617	13,562
8/20	13,579	12,515	13,838
9/20	13,411	12,509	13,659
10/20	13,271	12,453	13,526
11/20	14,013	12,575	14,283
12/20	14,334	12,592	14,586
1/21	14,231	12,502	14,544
2/21	14,364	12,321	14,629
3/21	14,482	12,168	14,752
4/21	14,821	12,264	15,077
5/21	14,939	12,304	15,196
6/21	15,042	12,390	15,308
7/21	15,159	12,529	15,441
8/21	15,292	12,505	15,596
9/21	14,968	12,397	15,288
10/21	15,277	12,393	15,613
11/21	15,071	12,430	15,468
12/21	15,343	12,398	15,754
1/22	14,850	12,131	15,249
2/22	14,595	11,996	15,070
3/22	14,516	11,662	15,032
4/22	13,815	11,220	14,318
5/22	13,863	11,292	14,364
6/22	13,226	11,115	13,736
7/22	13,815	11,387	14,319
8/22	13,417	11,065	13,952
9/22	12,638	10,587	13,155
10/22	12,908	10,450	13,496
11/22	13,481	10,834	14,076
12/22	13,211	10,785	13,838
1/23	13,794	11,117	14,411
2/23	13,485	10,829	14,149
3/23	13,725	11,104	14,429
4/23	13,845	11,172	14,546
5/23	13,674	11,050	14,402
6/23	13,965	11,011	14,706
7/23	14,154	11,003	14,916
8/23	13,982	10,933	14,720
9/23	13,588	10,655	14,314
10/23	13,348	10,487	14,044
11/23	14,085	10,962	14,837
12/23	14,627	11,381	15,412
1/24	14,645	11,350	15,430
2/24	14,788	11,190	15,569
3/24	15,057	11,293	15,830
4/24	14,681	11,008	15,458
5/24	15,021	11,194	15,842
6/24	15,110	11,300	16,018
7/24	15,415	11,564	16,343
8/24	15,665	11,731	16,601
9/24	15,880	11,888	16,861
10/24	15,576	11,593	16,518

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	16.69%	4.40%	4.53%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2015 Index	17.62%	5.07%	5.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 236,296,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		30.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$236,296 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 30.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063426
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2015 Fund
Class Name		R-5
Trading Symbol		LTPFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.27%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2015. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $15,759	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2015 Index $16,518
10/14	10,000	10,000	10,000
11/14	10,098	10,071	10,097
12/14	10,019	10,080	10,040
1/15	10,000	10,292	10,049
2/15	10,274	10,195	10,293
3/15	10,227	10,242	10,256
4/15	10,312	10,206	10,316
5/15	10,331	10,181	10,340
6/15	10,179	10,070	10,189
7/15	10,245	10,140	10,288
8/15	9,896	10,125	9,943
9/15	9,716	10,194	9,808
10/15	10,038	10,196	10,167
11/15	10,019	10,169	10,158
12/15	9,872	10,136	10,024
1/16	9,615	10,275	9,810
2/16	9,595	10,348	9,817
3/16	9,965	10,443	10,214
4/16	10,057	10,483	10,279
5/16	10,108	10,486	10,335
6/16	10,160	10,674	10,414
7/16	10,375	10,742	10,629
8/16	10,406	10,730	10,641
9/16	10,437	10,723	10,668
10/16	10,314	10,641	10,525
11/16	10,304	10,390	10,552
12/16	10,400	10,404	10,680
1/17	10,580	10,425	10,807
2/17	10,740	10,495	10,977
3/17	10,782	10,489	11,025
4/17	10,920	10,570	11,133
5/17	11,048	10,651	11,247
6/17	11,069	10,641	11,280
7/17	11,239	10,687	11,418
8/17	11,303	10,782	11,455
9/17	11,419	10,731	11,567
10/17	11,547	10,737	11,679
11/17	11,653	10,723	11,805
12/17	11,745	10,773	11,898
1/18	12,030	10,649	12,110
2/18	11,676	10,548	11,841
3/18	11,631	10,615	11,791
4/18	11,665	10,536	11,810
5/18	11,722	10,611	11,909
6/18	11,688	10,598	11,906
7/18	11,870	10,601	12,061
8/18	11,939	10,669	12,179
9/18	11,939	10,600	12,156
10/18	11,459	10,517	11,696
11/18	11,528	10,579	11,816
12/18	11,168	10,774	11,461
1/19	11,643	10,888	11,946
2/19	11,830	10,882	12,107
3/19	11,980	11,091	12,251
4/19	12,193	11,094	12,446
5/19	11,980	11,291	12,188
6/19	12,380	11,432	12,593
7/19	12,417	11,458	12,641
8/19	12,455	11,755	12,652
9/19	12,505	11,692	12,748
10/19	12,630	11,727	12,898
11/19	12,767	11,721	13,044
12/19	12,934	11,713	13,226
1/20	13,018	11,938	13,265
2/20	12,709	12,153	12,874
3/20	11,695	12,082	12,014
4/20	12,413	12,297	12,699
5/20	12,779	12,354	12,996
6/20	12,976	12,432	13,188
7/20	13,384	12,617	13,562
8/20	13,666	12,515	13,838
9/20	13,497	12,509	13,659
10/20	13,370	12,453	13,526
11/20	14,116	12,575	14,283
12/20	14,445	12,592	14,586
1/21	14,341	12,502	14,544
2/21	14,474	12,321	14,629
3/21	14,593	12,168	14,752
4/21	14,934	12,264	15,077
5/21	15,053	12,304	15,196
6/21	15,157	12,390	15,308
7/21	15,290	12,529	15,441
8/21	15,409	12,505	15,596
9/21	15,083	12,397	15,288
10/21	15,409	12,393	15,613
11/21	15,186	12,430	15,468
12/21	15,466	12,398	15,754
1/22	14,984	12,131	15,249
2/22	14,728	11,996	15,070
3/22	14,648	11,662	15,032
4/22	13,942	11,220	14,318
5/22	13,990	11,292	14,364
6/22	13,348	11,115	13,736
7/22	13,942	11,387	14,319
8/22	13,541	11,065	13,952
9/22	12,754	10,587	13,155
10/22	13,043	10,450	13,496
11/22	13,605	10,834	14,076
12/22	13,337	10,785	13,838
1/23	13,925	11,117	14,411
2/23	13,614	10,829	14,149
3/23	13,856	11,104	14,429
4/23	13,977	11,172	14,546
5/23	13,804	11,050	14,402
6/23	14,115	11,011	14,706
7/23	14,305	11,003	14,916
8/23	14,132	10,933	14,720
9/23	13,735	10,655	14,314
10/23	13,492	10,487	14,044
11/23	14,236	10,962	14,837
12/23	14,782	11,381	15,412
1/24	14,800	11,350	15,430
2/24	14,945	11,190	15,569
3/24	15,216	11,293	15,830
4/24	14,854	11,008	15,458
5/24	15,180	11,194	15,842
6/24	15,289	11,300	16,018
7/24	15,596	11,564	16,343
8/24	15,850	11,731	16,601
9/24	16,067	11,888	16,861
10/24	15,759	11,593	16,518

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	16.80%	4.53%	4.65%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2015 Index	17.62%	5.07%	5.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 236,296,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		30.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$236,296 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 30.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019747
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2020 Fund
Class Name		Class A
Trading Symbol		PTBAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.33%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.33%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $15,891	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	9,627	10,000	10,000
11/14	9,730	10,071	10,106
12/14	9,656	10,080	10,040
1/15	9,615	10,292	10,024
2/15	9,921	10,195	10,320
3/15	9,866	10,242	10,275
4/15	9,955	10,206	10,347
5/15	9,982	10,181	10,382
6/15	9,819	10,070	10,219
7/15	9,900	10,140	10,325
8/15	9,499	10,125	9,926
9/15	9,309	10,194	9,762
10/15	9,683	10,196	10,178
11/15	9,662	10,169	10,173
12/15	9,508	10,136	10,021
1/16	9,192	10,275	9,755
2/16	9,162	10,348	9,749
3/16	9,575	10,443	10,198
4/16	9,670	10,483	10,268
5/16	9,729	10,486	10,334
6/16	9,751	10,674	10,400
7/16	10,002	10,742	10,645
8/16	10,024	10,730	10,660
9/16	10,053	10,723	10,690
10/16	9,906	10,641	10,532
11/16	9,921	10,390	10,596
12/16	10,023	10,404	10,745
1/17	10,213	10,425	10,889
2/17	10,388	10,495	11,081
3/17	10,441	10,489	11,139
4/17	10,578	10,570	11,256
5/17	10,723	10,651	11,382
6/17	10,746	10,641	11,423
7/17	10,936	10,687	11,576
8/17	10,989	10,782	11,608
9/17	11,126	10,731	11,744
10/17	11,271	10,737	11,872
11/17	11,400	10,723	12,019
12/17	11,487	10,773	12,120
1/18	11,832	10,649	12,377
2/18	11,447	10,548	12,074
3/18	11,375	10,615	12,008
4/18	11,423	10,536	12,035
5/18	11,479	10,611	12,148
6/18	11,447	10,598	12,139
7/18	11,656	10,601	12,317
8/18	11,744	10,669	12,441
9/18	11,744	10,600	12,422
10/18	11,159	10,517	11,901
11/18	11,239	10,579	12,031
12/18	10,785	10,774	11,616
1/19	11,342	10,888	12,153
2/19	11,547	10,882	12,337
3/19	11,701	11,091	12,481
4/19	11,950	11,094	12,702
5/19	11,650	11,291	12,388
6/19	12,104	11,432	12,840
7/19	12,147	11,458	12,890
8/19	12,147	11,755	12,873
9/19	12,224	11,692	12,990
10/19	12,361	11,727	13,159
11/19	12,532	11,721	13,325
12/19	12,726	11,713	13,535
1/20	12,781	11,938	13,553
2/20	12,373	12,153	13,085
3/20	11,242	12,082	12,107
4/20	12,021	12,297	12,862
5/20	12,420	12,354	13,193
6/20	12,624	12,432	13,396
7/20	13,060	12,617	13,789
8/20	13,403	12,515	14,096
9/20	13,208	12,509	13,897
10/20	13,050	12,453	13,756
11/20	13,922	12,575	14,589
12/20	14,292	12,592	14,921
1/21	14,175	12,502	14,875
2/21	14,381	12,321	14,992
3/21	14,537	12,168	15,139
4/21	14,929	12,264	15,488
5/21	15,056	12,304	15,613
6/21	15,173	12,390	15,729
7/21	15,311	12,529	15,857
8/21	15,457	12,505	16,040
9/21	15,076	12,397	15,692
10/21	15,467	12,393	16,068
11/21	15,222	12,430	15,889
12/21	15,550	12,398	16,228
1/22	15,006	12,131	15,665
2/22	14,717	11,996	15,471
3/22	14,664	11,662	15,463
4/22	13,895	11,220	14,675
5/22	13,959	11,292	14,727
6/22	13,254	11,115	14,020
7/22	13,895	11,387	14,657
8/22	13,468	11,065	14,252
9/22	12,624	10,587	13,378
10/22	12,966	10,450	13,750
11/22	13,574	10,834	14,412
12/22	13,263	10,785	14,149
1/23	13,893	11,117	14,796
2/23	13,566	10,829	14,494
3/23	13,811	11,104	14,790
4/23	13,951	11,172	14,921
5/23	13,765	11,050	14,754
6/23	14,127	11,011	15,122
7/23	14,348	11,003	15,371
8/23	14,150	10,933	15,151
9/23	13,718	10,655	14,709
10/23	13,449	10,487	14,410
11/23	14,243	10,962	15,273
12/23	14,827	11,381	15,892
1/24	14,840	11,350	15,910
2/24	15,047	11,190	16,105
3/24	15,341	11,293	16,401
4/24	14,937	11,008	15,995
5/24	15,304	11,194	16,419
6/24	15,402	11,300	16,610
7/24	15,720	11,564	16,954
8/24	15,989	11,731	17,233
9/24	16,209	11,888	17,511
10/24	15,891	11,593	17,148

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	18.15%	5.15%	5.14%
Class A Shares Including Sales Charge	13.71%	4.35%	4.74%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,324,939,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		27.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,324,939 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 27.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019746
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2020 Fund
Class Name		Class J
Trading Symbol		PLFJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $16,814	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,101	10,071	10,106
12/14	10,031	10,080	10,040
1/15	9,988	10,292	10,024
2/15	10,309	10,195	10,320
3/15	10,252	10,242	10,275
4/15	10,338	10,206	10,347
5/15	10,373	10,181	10,382
6/15	10,202	10,070	10,219
7/15	10,288	10,140	10,325
8/15	9,874	10,125	9,926
9/15	9,674	10,194	9,762
10/15	10,059	10,196	10,178
11/15	10,045	10,169	10,173
12/15	9,888	10,136	10,021
1/16	9,563	10,275	9,755
2/16	9,524	10,348	9,749
3/16	9,958	10,443	10,198
4/16	10,058	10,483	10,268
5/16	10,120	10,486	10,334
6/16	10,151	10,674	10,400
7/16	10,407	10,742	10,645
8/16	10,438	10,730	10,660
9/16	10,469	10,723	10,690
10/16	10,314	10,641	10,532
11/16	10,329	10,390	10,596
12/16	10,441	10,404	10,745
1/17	10,634	10,425	10,889
2/17	10,826	10,495	11,081
3/17	10,874	10,489	11,139
4/17	11,027	10,570	11,256
5/17	11,179	10,651	11,382
6/17	11,203	10,641	11,423
7/17	11,404	10,687	11,576
8/17	11,468	10,782	11,608
9/17	11,612	10,731	11,744
10/17	11,757	10,737	11,872
11/17	11,893	10,723	12,019
12/17	11,986	10,773	12,120
1/18	12,350	10,649	12,377
2/18	11,952	10,548	12,074
3/18	11,876	10,615	12,008
4/18	11,926	10,536	12,035
5/18	11,994	10,611	12,148
6/18	11,960	10,598	12,139
7/18	12,181	10,601	12,317
8/18	12,274	10,669	12,441
9/18	12,274	10,600	12,422
10/18	11,672	10,517	11,901
11/18	11,749	10,579	12,031
12/18	11,279	10,774	11,616
1/19	11,860	10,888	12,153
2/19	12,078	10,882	12,337
3/19	12,241	11,091	12,481
4/19	12,505	11,094	12,702
5/19	12,196	11,291	12,388
6/19	12,677	11,432	12,840
7/19	12,723	11,458	12,890
8/19	12,723	11,755	12,873
9/19	12,804	11,692	12,990
10/19	12,950	11,727	13,159
11/19	13,131	11,721	13,325
12/19	13,344	11,713	13,535
1/20	13,393	11,938	13,553
2/20	12,979	12,153	13,085
3/20	11,785	12,082	12,107
4/20	12,604	12,297	12,862
5/20	13,028	12,354	13,193
6/20	13,245	12,432	13,396
7/20	13,699	12,617	13,789
8/20	14,073	12,515	14,096
9/20	13,856	12,509	13,897
10/20	13,708	12,453	13,756
11/20	14,616	12,575	14,589
12/20	15,018	12,592	14,921
1/21	14,893	12,502	14,875
2/21	15,101	12,321	14,992
3/21	15,268	12,168	15,139
4/21	15,696	12,264	15,488
5/21	15,822	12,304	15,613
6/21	15,947	12,390	15,729
7/21	16,093	12,529	15,857
8/21	16,249	12,505	16,040
9/21	15,853	12,397	15,692
10/21	16,270	12,393	16,068
11/21	16,009	12,430	15,889
12/21	16,354	12,398	16,228
1/22	15,795	12,131	15,665
2/22	15,486	11,996	15,471
3/22	15,429	11,662	15,463
4/22	14,618	11,220	14,675
5/22	14,698	11,292	14,727
6/22	13,956	11,115	14,020
7/22	14,630	11,387	14,657
8/22	14,184	11,065	14,252
9/22	13,293	10,587	13,378
10/22	13,659	10,450	13,750
11/22	14,310	10,834	14,412
12/22	13,980	10,785	14,149
1/23	14,644	11,117	14,796
2/23	14,305	10,829	14,494
3/23	14,568	11,104	14,790
4/23	14,706	11,172	14,921
5/23	14,518	11,050	14,754
6/23	14,907	11,011	15,122
7/23	15,132	11,003	15,371
8/23	14,932	10,933	15,151
9/23	14,481	10,655	14,709
10/23	14,193	10,487	14,410
11/23	15,044	10,962	15,273
12/23	15,656	11,381	15,892
1/24	15,682	11,350	15,910
2/24	15,893	11,190	16,105
3/24	16,208	11,293	16,401
4/24	15,787	11,008	15,995
5/24	16,169	11,194	16,419
6/24	16,287	11,300	16,610
7/24	16,616	11,564	16,954
8/24	16,906	11,731	17,233
9/24	17,143	11,888	17,511
10/24	16,814	11,593	17,148

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	18.47%	5.36%	5.33%
Class J Shares Including Sales Charge	17.47%	5.36%	5.33%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,324,939,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		27.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,324,939 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 27.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019745
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2020 Fund
Class Name		Institutional
Trading Symbol		PLWIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $17,107	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,107	10,071	10,106
12/14	10,038	10,080	10,040
1/15	9,995	10,292	10,024
2/15	10,315	10,195	10,320
3/15	10,266	10,242	10,275
4/15	10,358	10,206	10,347
5/15	10,394	10,181	10,382
6/15	10,223	10,070	10,219
7/15	10,315	10,140	10,325
8/15	9,903	10,125	9,926
9/15	9,704	10,194	9,762
10/15	10,095	10,196	10,178
11/15	10,074	10,169	10,173
12/15	9,920	10,136	10,021
1/16	9,595	10,275	9,755
2/16	9,564	10,348	9,749
3/16	9,997	10,443	10,198
4/16	10,098	10,483	10,268
5/16	10,160	10,486	10,334
6/16	10,191	10,674	10,400
7/16	10,454	10,742	10,645
8/16	10,485	10,730	10,660
9/16	10,516	10,723	10,690
10/16	10,369	10,641	10,532
11/16	10,384	10,390	10,596
12/16	10,499	10,404	10,745
1/17	10,691	10,425	10,889
2/17	10,884	10,495	11,081
3/17	10,940	10,489	11,139
4/17	11,093	10,570	11,256
5/17	11,237	10,651	11,382
6/17	11,269	10,641	11,423
7/17	11,470	10,687	11,576
8/17	11,534	10,782	11,608
9/17	11,687	10,731	11,744
10/17	11,831	10,737	11,872
11/17	11,968	10,723	12,019
12/17	12,070	10,773	12,120
1/18	12,435	10,649	12,377
2/18	12,036	10,548	12,074
3/18	11,968	10,615	12,008
4/18	12,019	10,536	12,035
5/18	12,079	10,611	12,148
6/18	12,053	10,598	12,139
7/18	12,274	10,601	12,317
8/18	12,367	10,669	12,441
9/18	12,367	10,600	12,422
10/18	11,765	10,517	11,901
11/18	11,850	10,579	12,031
12/18	11,381	10,774	11,616
1/19	11,965	10,888	12,153
2/19	12,183	10,882	12,337
3/19	12,347	11,091	12,481
4/19	12,621	11,094	12,702
5/19	12,311	11,291	12,388
6/19	12,794	11,432	12,840
7/19	12,839	11,458	12,890
8/19	12,839	11,755	12,873
9/19	12,931	11,692	12,990
10/19	13,076	11,727	13,159
11/19	13,259	11,721	13,325
12/19	13,473	11,713	13,535
1/20	13,533	11,938	13,553
2/20	13,107	12,153	13,085
3/20	11,908	12,082	12,107
4/20	12,740	12,297	12,862
5/20	13,166	12,354	13,193
6/20	13,394	12,432	13,396
7/20	13,850	12,617	13,789
8/20	14,226	12,515	14,096
9/20	14,018	12,509	13,897
10/20	13,860	12,453	13,756
11/20	14,781	12,575	14,589
12/20	15,185	12,592	14,921
1/21	15,069	12,502	14,875
2/21	15,279	12,321	14,992
3/21	15,447	12,168	15,139
4/21	15,877	12,264	15,488
5/21	16,014	12,304	15,613
6/21	16,140	12,390	15,729
7/21	16,287	12,529	15,857
8/21	16,454	12,505	16,040
9/21	16,056	12,397	15,692
10/21	16,475	12,393	16,068
11/21	16,224	12,430	15,889
12/21	16,565	12,398	16,228
1/22	16,001	12,131	15,665
2/22	15,703	11,996	15,471
3/22	15,645	11,662	15,463
4/22	14,829	11,220	14,675
5/22	14,898	11,292	14,727
6/22	14,151	11,115	14,020
7/22	14,840	11,387	14,657
8/22	14,392	11,065	14,252
9/22	13,495	10,587	13,378
10/22	13,863	10,450	13,750
11/22	14,519	10,834	14,412
12/22	14,188	10,785	14,149
1/23	14,870	11,117	14,796
2/23	14,516	10,829	14,494
3/23	14,794	11,104	14,790
4/23	14,933	11,172	14,921
5/23	14,743	11,050	14,754
6/23	15,135	11,011	15,122
7/23	15,375	11,003	15,371
8/23	15,160	10,933	15,151
9/23	14,706	10,655	14,709
10/23	14,428	10,487	14,410
11/23	15,286	10,962	15,273
12/23	15,926	11,381	15,892
1/24	15,939	11,350	15,910
2/24	16,164	11,190	16,105
3/24	16,483	11,293	16,401
4/24	16,058	11,008	15,995
5/24	16,456	11,194	16,419
6/24	16,563	11,300	16,610
7/24	16,908	11,564	16,954
8/24	17,200	11,731	17,233
9/24	17,438	11,888	17,511
10/24	17,107	11,593	17,148

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	18.57%	5.52%	5.52%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,324,939,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		27.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,324,939 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 27.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019740
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2020 Fund
Class Name		R-1
Trading Symbol		PWASX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$96	0.88%

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $15,672	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,101	10,071	10,106
12/14	10,020	10,080	10,040
1/15	9,977	10,292	10,024
2/15	10,290	10,195	10,320
3/15	10,226	10,242	10,275
4/15	10,312	10,206	10,347
5/15	10,340	10,181	10,382
6/15	10,162	10,070	10,219
7/15	10,248	10,140	10,325
8/15	9,827	10,125	9,926
9/15	9,621	10,194	9,762
10/15	10,005	10,196	10,178
11/15	9,977	10,169	10,173
12/15	9,819	10,136	10,021
1/16	9,489	10,275	9,755
2/16	9,450	10,348	9,749
3/16	9,873	10,443	10,198
4/16	9,965	10,483	10,268
5/16	10,019	10,486	10,334
6/16	10,042	10,674	10,400
7/16	10,295	10,742	10,645
8/16	10,318	10,730	10,660
9/16	10,342	10,723	10,690
10/16	10,188	10,641	10,532
11/16	10,196	10,390	10,596
12/16	10,296	10,404	10,745
1/17	10,486	10,425	10,889
2/17	10,659	10,495	11,081
3/17	10,707	10,489	11,139
4/17	10,849	10,570	11,256
5/17	10,991	10,651	11,382
6/17	11,015	10,641	11,423
7/17	11,197	10,687	11,576
8/17	11,252	10,782	11,608
9/17	11,386	10,731	11,744
10/17	11,529	10,737	11,872
11/17	11,647	10,723	12,019
12/17	11,737	10,773	12,120
1/18	12,085	10,649	12,377
2/18	11,687	10,548	12,074
3/18	11,613	10,615	12,008
4/18	11,654	10,536	12,035
5/18	11,704	10,611	12,148
6/18	11,671	10,598	12,139
7/18	11,878	10,601	12,317
8/18	11,952	10,669	12,441
9/18	11,952	10,600	12,422
10/18	11,356	10,517	11,901
11/18	11,430	10,579	12,031
12/18	10,967	10,774	11,616
1/19	11,521	10,888	12,153
2/19	11,733	10,882	12,337
3/19	11,882	11,091	12,481
4/19	12,129	11,094	12,702
5/19	11,821	11,291	12,388
6/19	12,278	11,432	12,840
7/19	12,314	11,458	12,890
8/19	12,305	11,755	12,873
9/19	12,384	11,692	12,990
10/19	12,516	11,727	13,159
11/19	12,683	11,721	13,325
12/19	12,878	11,713	13,535
1/20	12,925	11,938	13,553
2/20	12,508	12,153	13,085
3/20	11,361	12,082	12,107
4/20	12,138	12,297	12,862
5/20	12,536	12,354	13,193
6/20	12,745	12,432	13,396
7/20	13,172	12,617	13,789
8/20	13,513	12,515	14,096
9/20	13,305	12,509	13,897
10/20	13,153	12,453	13,756
11/20	14,016	12,575	14,589
12/20	14,390	12,592	14,921
1/21	14,261	12,502	14,875
2/21	14,450	12,321	14,992
3/21	14,609	12,168	15,139
4/21	14,998	12,264	15,488
5/21	15,117	12,304	15,613
6/21	15,227	12,390	15,729
7/21	15,356	12,529	15,857
8/21	15,496	12,505	16,040
9/21	15,117	12,397	15,692
10/21	15,496	12,393	16,068
11/21	15,247	12,430	15,889
12/21	15,562	12,398	16,228
1/22	15,021	12,131	15,665
2/22	14,718	11,996	15,471
3/22	14,653	11,662	15,463
4/22	13,885	11,220	14,675
5/22	13,940	11,292	14,727
6/22	13,226	11,115	14,020
7/22	13,864	11,387	14,657
8/22	13,442	11,065	14,252
9/22	12,588	10,587	13,378
10/22	12,923	10,450	13,750
11/22	13,529	10,834	14,412
12/22	13,204	10,785	14,149
1/23	13,828	11,117	14,796
2/23	13,498	10,829	14,494
3/23	13,745	11,104	14,790
4/23	13,863	11,172	14,921
5/23	13,675	11,050	14,754
6/23	14,028	11,011	15,122
7/23	14,240	11,003	15,371
8/23	14,039	10,933	15,151
9/23	13,604	10,655	14,709
10/23	13,333	10,487	14,410
11/23	14,122	10,962	15,273
12/23	14,690	11,381	15,892
1/24	14,702	11,350	15,910
2/24	14,887	11,190	16,105
3/24	15,181	11,293	16,401
4/24	14,776	11,008	15,995
5/24	15,120	11,194	16,419
6/24	15,218	11,300	16,610
7/24	15,525	11,564	16,954
8/24	15,782	11,731	17,233
9/24	15,991	11,888	17,511
10/24	15,672	11,593	17,148

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	17.54%	4.60%	4.60%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,324,939,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		27.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,324,939 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 27.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019742
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2020 Fund
Class Name		R-3
Trading Symbol		PTBMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$62	0.57%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $16,161	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,101	10,071	10,106
12/14	10,023	10,080	10,040
1/15	9,980	10,292	10,024
2/15	10,295	10,195	10,320
3/15	10,238	10,242	10,275
4/15	10,331	10,206	10,347
5/15	10,352	10,181	10,382
6/15	10,180	10,070	10,219
7/15	10,266	10,140	10,325
8/15	9,851	10,125	9,926
9/15	9,651	10,194	9,762
10/15	10,030	10,196	10,178
11/15	10,009	10,169	10,173
12/15	9,855	10,136	10,021
1/16	9,522	10,275	9,755
2/16	9,484	10,348	9,749
3/16	9,917	10,443	10,198
4/16	10,010	10,483	10,268
5/16	10,072	10,486	10,334
6/16	10,095	10,674	10,400
7/16	10,351	10,742	10,645
8/16	10,374	10,730	10,660
9/16	10,397	10,723	10,690
10/16	10,250	10,641	10,532
11/16	10,258	10,390	10,596
12/16	10,365	10,404	10,745
1/17	10,557	10,425	10,889
2/17	10,740	10,495	11,081
3/17	10,788	10,489	11,139
4/17	10,932	10,570	11,256
5/17	11,076	10,651	11,382
6/17	11,100	10,641	11,423
7/17	11,291	10,687	11,576
8/17	11,347	10,782	11,608
9/17	11,491	10,731	11,744
10/17	11,635	10,737	11,872
11/17	11,763	10,723	12,019
12/17	11,853	10,773	12,120
1/18	12,205	10,649	12,377
2/18	11,811	10,548	12,074
3/18	11,735	10,615	12,008
4/18	11,777	10,536	12,035
5/18	11,836	10,611	12,148
6/18	11,802	10,598	12,139
7/18	12,012	10,601	12,317
8/18	12,096	10,669	12,441
9/18	12,096	10,600	12,422
10/18	11,500	10,517	11,901
11/18	11,575	10,579	12,031
12/18	11,113	10,774	11,616
1/19	11,677	10,888	12,153
2/19	11,883	10,882	12,337
3/19	12,045	11,091	12,481
4/19	12,305	11,094	12,702
5/19	11,991	11,291	12,388
6/19	12,457	11,432	12,840
7/19	12,502	11,458	12,890
8/19	12,493	11,755	12,873
9/19	12,574	11,692	12,990
10/19	12,708	11,727	13,159
11/19	12,887	11,721	13,325
12/19	13,086	11,713	13,535
1/20	13,135	11,938	13,553
2/20	12,718	12,153	13,085
3/20	11,545	12,082	12,107
4/20	12,350	12,297	12,862
5/20	12,747	12,354	13,193
6/20	12,970	12,432	13,396
7/20	13,406	12,617	13,789
8/20	13,765	12,515	14,096
9/20	13,551	12,509	13,897
10/20	13,396	12,453	13,756
11/20	14,279	12,575	14,589
12/20	14,665	12,592	14,921
1/21	14,542	12,502	14,875
2/21	14,737	12,321	14,992
3/21	14,900	12,168	15,139
4/21	15,309	12,264	15,488
5/21	15,431	12,304	15,613
6/21	15,544	12,390	15,729
7/21	15,677	12,529	15,857
8/21	15,830	12,505	16,040
9/21	15,442	12,397	15,692
10/21	15,840	12,393	16,068
11/21	15,585	12,430	15,889
12/21	15,910	12,398	16,228
1/22	15,352	12,131	15,665
2/22	15,063	11,996	15,471
3/22	14,996	11,662	15,463
4/22	14,205	11,220	14,675
5/22	14,272	11,292	14,727
6/22	13,548	11,115	14,020
7/22	14,194	11,387	14,657
8/22	13,770	11,065	14,252
9/22	12,901	10,587	13,378
10/22	13,247	10,450	13,750
11/22	13,871	10,834	14,412
12/22	13,542	10,785	14,149
1/23	14,186	11,117	14,796
2/23	13,846	10,829	14,494
3/23	14,101	11,104	14,790
4/23	14,235	11,172	14,921
5/23	14,040	11,050	14,754
6/23	14,418	11,011	15,122
7/23	14,637	11,003	15,371
8/23	14,430	10,933	15,151
9/23	13,980	10,655	14,709
10/23	13,712	10,487	14,410
11/23	14,527	10,962	15,273
12/23	15,118	11,381	15,892
1/24	15,130	11,350	15,910
2/24	15,321	11,190	16,105
3/24	15,627	11,293	16,401
4/24	15,219	11,008	15,995
5/24	15,576	11,194	16,419
6/24	15,678	11,300	16,610
7/24	16,008	11,564	16,954
8/24	16,263	11,731	17,233
9/24	16,479	11,888	17,511
10/24	16,161	11,593	17,148

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	17.86%	4.93%	4.92%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,324,939,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		27.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,324,939 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 27.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019744
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2020 Fund
Class Name		R-4
Trading Symbol		PTBSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$41	0.38%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $16,481	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,108	10,071	10,106
12/14	10,031	10,080	10,040
1/15	9,989	10,292	10,024
2/15	10,303	10,195	10,320
3/15	10,253	10,242	10,275
4/15	10,339	10,206	10,347
5/15	10,368	10,181	10,382
6/15	10,196	10,070	10,219
7/15	10,289	10,140	10,325
8/15	9,867	10,125	9,926
9/15	9,667	10,194	9,762
10/15	10,053	10,196	10,178
11/15	10,039	10,169	10,173
12/15	9,881	10,136	10,021
1/16	9,548	10,275	9,755
2/16	9,517	10,348	9,749
3/16	9,943	10,443	10,198
4/16	10,044	10,483	10,268
5/16	10,106	10,486	10,334
6/16	10,129	10,674	10,400
7/16	10,385	10,742	10,645
8/16	10,416	10,730	10,660
9/16	10,439	10,723	10,690
10/16	10,292	10,641	10,532
11/16	10,307	10,390	10,596
12/16	10,415	10,404	10,745
1/17	10,600	10,425	10,889
2/17	10,792	10,495	11,081
3/17	10,840	10,489	11,139
4/17	10,984	10,570	11,256
5/17	11,136	10,651	11,382
6/17	11,160	10,641	11,423
7/17	11,353	10,687	11,576
8/17	11,417	10,782	11,608
9/17	11,553	10,731	11,744
10/17	11,697	10,737	11,872
11/17	11,833	10,723	12,019
12/17	11,926	10,773	12,120
1/18	12,289	10,649	12,377
2/18	11,884	10,548	12,074
3/18	11,817	10,615	12,008
4/18	11,859	10,536	12,035
5/18	11,918	10,611	12,148
6/18	11,884	10,598	12,139
7/18	12,104	10,601	12,317
8/18	12,188	10,669	12,441
9/18	12,188	10,600	12,422
10/18	11,589	10,517	11,901
11/18	11,665	10,579	12,031
12/18	11,200	10,774	11,616
1/19	11,778	10,888	12,153
2/19	11,986	10,882	12,337
3/19	12,148	11,091	12,481
4/19	12,410	11,094	12,702
5/19	12,094	11,291	12,388
6/19	12,572	11,432	12,840
7/19	12,617	11,458	12,890
8/19	12,608	11,755	12,873
9/19	12,690	11,692	12,990
10/19	12,834	11,727	13,159
11/19	13,014	11,721	13,325
12/19	13,217	11,713	13,535
1/20	13,266	11,938	13,553
2/20	12,845	12,153	13,085
3/20	11,672	12,082	12,107
4/20	12,484	12,297	12,862
5/20	12,894	12,354	13,193
6/20	13,109	12,432	13,396
7/20	13,559	12,617	13,789
8/20	13,921	12,515	14,096
9/20	13,706	12,509	13,897
10/20	13,549	12,453	13,756
11/20	14,449	12,575	14,589
12/20	14,840	12,592	14,921
1/21	14,716	12,502	14,875
2/21	14,922	12,321	14,992
3/21	15,087	12,168	15,139
4/21	15,500	12,264	15,488
5/21	15,634	12,304	15,613
6/21	15,748	12,390	15,729
7/21	15,882	12,529	15,857
8/21	16,037	12,505	16,040
9/21	15,655	12,397	15,692
10/21	16,047	12,393	16,068
11/21	15,799	12,430	15,889
12/21	16,135	12,398	16,228
1/22	15,571	12,131	15,665
2/22	15,278	11,996	15,471
3/22	15,211	11,662	15,463
4/22	14,422	11,220	14,675
5/22	14,490	11,292	14,727
6/22	13,746	11,115	14,020
7/22	14,411	11,387	14,657
8/22	13,971	11,065	14,252
9/22	13,104	10,587	13,378
10/22	13,453	10,450	13,750
11/22	14,084	10,834	14,412
12/22	13,757	10,785	14,149
1/23	14,422	11,117	14,796
2/23	14,077	10,829	14,494
3/23	14,336	11,104	14,790
4/23	14,472	11,172	14,921
5/23	14,274	11,050	14,754
6/23	14,656	11,011	15,122
7/23	14,878	11,003	15,371
8/23	14,669	10,933	15,151
9/23	14,225	10,655	14,709
10/23	13,954	10,487	14,410
11/23	14,780	10,962	15,273
12/23	15,383	11,381	15,892
1/24	15,396	11,350	15,910
2/24	15,603	11,190	16,105
3/24	15,913	11,293	16,401
4/24	15,499	11,008	15,995
5/24	15,874	11,194	16,419
6/24	15,977	11,300	16,610
7/24	16,313	11,564	16,954
8/24	16,584	11,731	17,233
9/24	16,804	11,888	17,511
10/24	16,481	11,593	17,148

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	18.11%	5.13%	5.12%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,324,939,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		27.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,324,939 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 27.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019743
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2020 Fund
Class Name		R-5
Trading Symbol		PTBPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$28	0.26%

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $16,670	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,108	10,071	10,106
12/14	10,027	10,080	10,040
1/15	9,992	10,292	10,024
2/15	10,306	10,195	10,320
3/15	10,256	10,242	10,275
4/15	10,349	10,206	10,347
5/15	10,377	10,181	10,382
6/15	10,206	10,070	10,219
7/15	10,292	10,140	10,325
8/15	9,878	10,125	9,926
9/15	9,678	10,194	9,762
10/15	10,063	10,196	10,178
11/15	10,049	10,169	10,173
12/15	9,889	10,136	10,021
1/16	9,564	10,275	9,755
2/16	9,525	10,348	9,749
3/16	9,959	10,443	10,198
4/16	10,060	10,483	10,268
5/16	10,121	10,486	10,334
6/16	10,145	10,674	10,400
7/16	10,408	10,742	10,645
8/16	10,431	10,730	10,660
9/16	10,462	10,723	10,690
10/16	10,315	10,641	10,532
11/16	10,331	10,390	10,596
12/16	10,439	10,404	10,745
1/17	10,631	10,425	10,889
2/17	10,815	10,495	11,081
3/17	10,871	10,489	11,139
4/17	11,015	10,570	11,256
5/17	11,168	10,651	11,382
6/17	11,192	10,641	11,423
7/17	11,392	10,687	11,576
8/17	11,448	10,782	11,608
9/17	11,592	10,731	11,744
10/17	11,744	10,737	11,872
11/17	11,873	10,723	12,019
12/17	11,968	10,773	12,120
1/18	12,331	10,649	12,377
2/18	11,934	10,548	12,074
3/18	11,858	10,615	12,008
4/18	11,908	10,536	12,035
5/18	11,968	10,611	12,148
6/18	11,934	10,598	12,139
7/18	12,154	10,601	12,317
8/18	12,247	10,669	12,441
9/18	12,247	10,600	12,422
10/18	11,638	10,517	11,901
11/18	11,723	10,579	12,031
12/18	11,259	10,774	11,616
1/19	11,829	10,888	12,153
2/19	12,046	10,882	12,337
3/19	12,209	11,091	12,481
4/19	12,472	11,094	12,702
5/19	12,164	11,291	12,388
6/19	12,635	11,432	12,840
7/19	12,680	11,458	12,890
8/19	12,680	11,755	12,873
9/19	12,761	11,692	12,990
10/19	12,906	11,727	13,159
11/19	13,087	11,721	13,325
12/19	13,292	11,713	13,535
1/20	13,351	11,938	13,553
2/20	12,929	12,153	13,085
3/20	11,741	12,082	12,107
4/20	12,565	12,297	12,862
5/20	12,978	12,354	13,193
6/20	13,194	12,432	13,396
7/20	13,645	12,617	13,789
8/20	14,018	12,515	14,096
9/20	13,802	12,509	13,897
10/20	13,645	12,453	13,756
11/20	14,548	12,575	14,589
12/20	14,951	12,592	14,921
1/21	14,827	12,502	14,875
2/21	15,034	12,321	14,992
3/21	15,200	12,168	15,139
4/21	15,615	12,264	15,488
5/21	15,750	12,304	15,613
6/21	15,864	12,390	15,729
7/21	16,009	12,529	15,857
8/21	16,165	12,505	16,040
9/21	15,771	12,397	15,692
10/21	16,186	12,393	16,068
11/21	15,926	12,430	15,889
12/21	16,263	12,398	16,228
1/22	15,708	12,131	15,665
2/22	15,401	11,996	15,471
3/22	15,345	11,662	15,463
4/22	14,539	11,220	14,675
5/22	14,607	11,292	14,727
6/22	13,870	11,115	14,020
7/22	14,539	11,387	14,657
8/22	14,108	11,065	14,252
9/22	13,224	10,587	13,378
10/22	13,575	10,450	13,750
11/22	14,222	10,834	14,412
12/22	13,891	10,785	14,149
1/23	14,550	11,117	14,796
2/23	14,214	10,829	14,494
3/23	14,475	11,104	14,790
4/23	14,612	11,172	14,921
5/23	14,426	11,050	14,754
6/23	14,811	11,011	15,122
7/23	15,034	11,003	15,371
8/23	14,823	10,933	15,151
9/23	14,376	10,655	14,709
10/23	14,103	10,487	14,410
11/23	14,935	10,962	15,273
12/23	15,549	11,381	15,892
1/24	15,562	11,350	15,910
2/24	15,770	11,190	16,105
3/24	16,096	11,293	16,401
4/24	15,666	11,008	15,995
5/24	16,044	11,194	16,419
6/24	16,161	11,300	16,610
7/24	16,487	11,564	16,954
8/24	16,774	11,731	17,233
9/24	16,995	11,888	17,511
10/24	16,670	11,593	17,148

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	18.20%	5.25%	5.24%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,324,939,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		27.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,324,939 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 27.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063429
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2025 Fund
Class Name		Institutional
Trading Symbol		LTSTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2025. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $18,148	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2025 Index $18,162
10/14	10,000	10,000	10,000
11/14	10,119	10,071	10,107
12/14	10,038	10,080	10,026
1/15	10,001	10,292	9,983
2/15	10,345	10,195	10,327
3/15	10,291	10,242	10,271
4/15	10,390	10,206	10,361
5/15	10,426	10,181	10,403
6/15	10,246	10,070	10,229
7/15	10,345	10,140	10,341
8/15	9,884	10,125	9,894
9/15	9,667	10,194	9,706
10/15	10,101	10,196	10,170
11/15	10,083	10,169	10,169
12/15	9,920	10,136	10,001
1/16	9,555	10,275	9,690
2/16	9,506	10,348	9,672
3/16	9,989	10,443	10,165
4/16	10,087	10,483	10,241
5/16	10,156	10,486	10,314
6/16	10,166	10,674	10,368
7/16	10,461	10,742	10,640
8/16	10,491	10,730	10,659
9/16	10,520	10,723	10,691
10/16	10,353	10,641	10,520
11/16	10,392	10,390	10,618
12/16	10,516	10,404	10,783
1/17	10,741	10,425	10,944
2/17	10,945	10,495	11,156
3/17	11,017	10,489	11,223
4/17	11,180	10,570	11,347
5/17	11,343	10,651	11,485
6/17	11,384	10,641	11,536
7/17	11,609	10,687	11,715
8/17	11,670	10,782	11,740
9/17	11,844	10,731	11,908
10/17	12,017	10,737	12,061
11/17	12,170	10,723	12,239
12/17	12,279	10,773	12,352
1/18	12,707	10,649	12,681
2/18	12,257	10,548	12,328
3/18	12,172	10,615	12,237
4/18	12,236	10,536	12,279
5/18	12,311	10,611	12,402
6/18	12,279	10,598	12,388
7/18	12,536	10,601	12,601
8/18	12,642	10,669	12,740
9/18	12,642	10,600	12,725
10/18	11,958	10,517	12,106
11/18	12,065	10,579	12,255
12/18	11,493	10,774	11,732
1/19	12,165	10,888	12,353
2/19	12,426	10,882	12,573
3/19	12,586	11,091	12,714
4/19	12,904	11,094	12,978
5/19	12,506	11,291	12,569
6/19	13,064	11,432	13,094
7/19	13,120	11,458	13,146
8/19	13,086	11,755	13,076
9/19	13,200	11,692	13,230
10/19	13,371	11,727	13,432
11/19	13,598	11,721	13,630
12/19	13,847	11,713	13,887
1/20	13,884	11,938	13,867
2/20	13,336	12,153	13,263
3/20	11,937	12,082	12,092
4/20	12,874	12,297	12,955
5/20	13,361	12,354	13,338
6/20	13,616	12,432	13,573
7/20	14,139	12,617	14,021
8/20	14,590	12,515	14,420
9/20	14,346	12,509	14,169
10/20	14,164	12,453	14,004
11/20	15,259	12,575	15,029
12/20	15,744	12,592	15,445
1/21	15,603	12,502	15,402
2/21	15,911	12,321	15,594
3/21	16,141	12,168	15,813
4/21	16,654	12,264	16,239
5/21	16,807	12,304	16,390
6/21	16,948	12,390	16,514
7/21	17,102	12,529	16,644
8/21	17,307	12,505	16,865
9/21	16,833	12,397	16,459
10/21	17,358	12,393	16,907
11/21	17,038	12,430	16,688
12/21	17,467	12,398	17,093
1/22	16,804	12,131	16,460
2/22	16,459	11,996	16,235
3/22	16,445	11,662	16,268
4/22	15,507	11,220	15,376
5/22	15,589	11,292	15,436
6/22	14,719	11,115	14,632
7/22	15,507	11,387	15,336
8/22	15,009	11,065	14,909
9/22	13,988	10,587	13,963
10/22	14,457	10,450	14,428
11/22	15,203	10,834	15,157
12/22	14,808	10,785	14,849
1/23	15,584	11,117	15,565
2/23	15,196	10,829	15,252
3/23	15,479	11,104	15,550
4/23	15,643	11,172	15,696
5/23	15,420	11,050	15,522
6/23	15,912	11,011	15,941
7/23	16,195	11,003	16,227
8/23	15,942	10,933	15,976
9/23	15,420	10,655	15,496
10/23	15,106	10,487	15,163
11/23	16,076	10,962	16,107
12/23	16,779	11,381	16,778
1/24	16,795	11,350	16,793
2/24	17,090	11,190	17,026
3/24	17,479	11,293	17,354
4/24	16,981	11,008	16,916
5/24	17,432	11,194	17,380
6/24	17,541	11,300	17,581
7/24	17,930	11,564	17,954
8/24	18,256	11,731	18,261
9/24	18,505	11,888	18,565
10/24	18,148	11,593	18,162

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	20.13%	6.30%	6.14%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2025 Index	19.78%	6.22%	6.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,560,036,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		32.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,560,036 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 32.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063432
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2025 Fund
Class Name		R-1
Trading Symbol		LTSNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$96	0.88%

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2025. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $16,629	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2025 Index $18,162
10/14	10,000	10,000	10,000
11/14	10,113	10,071	10,107
12/14	10,028	10,080	10,026
1/15	9,982	10,292	9,983
2/15	10,313	10,195	10,327
3/15	10,258	10,242	10,271
4/15	10,349	10,206	10,361
5/15	10,377	10,181	10,403
6/15	10,193	10,070	10,229
7/15	10,276	10,140	10,341
8/15	9,817	10,125	9,894
9/15	9,588	10,194	9,706
10/15	10,019	10,196	10,170
11/15	9,992	10,169	10,169
12/15	9,828	10,136	10,001
1/16	9,451	10,275	9,690
2/16	9,401	10,348	9,672
3/16	9,867	10,443	10,165
4/16	9,956	10,483	10,241
5/16	10,016	10,486	10,314
6/16	10,026	10,674	10,368
7/16	10,304	10,742	10,640
8/16	10,323	10,730	10,659
9/16	10,343	10,723	10,691
10/16	10,175	10,641	10,520
11/16	10,204	10,390	10,618
12/16	10,322	10,404	10,783
1/17	10,526	10,425	10,944
2/17	10,730	10,495	11,156
3/17	10,781	10,489	11,223
4/17	10,934	10,570	11,347
5/17	11,097	10,651	11,485
6/17	11,128	10,641	11,536
7/17	11,332	10,687	11,715
8/17	11,383	10,782	11,740
9/17	11,546	10,731	11,908
10/17	11,699	10,737	12,061
11/17	11,852	10,723	12,239
12/17	11,947	10,773	12,352
1/18	12,350	10,649	12,681
2/18	11,915	10,548	12,328
3/18	11,820	10,615	12,237
4/18	11,873	10,536	12,279
5/18	11,937	10,611	12,402
6/18	11,894	10,598	12,388
7/18	12,128	10,601	12,601
8/18	12,223	10,669	12,740
9/18	12,223	10,600	12,725
10/18	11,555	10,517	12,106
11/18	11,640	10,579	12,255
12/18	11,088	10,774	11,732
1/19	11,715	10,888	12,353
2/19	11,961	10,882	12,573
3/19	12,118	11,091	12,714
4/19	12,409	11,094	12,978
5/19	12,017	11,291	12,569
6/19	12,543	11,432	13,094
7/19	12,588	11,458	13,146
8/19	12,543	11,755	13,076
9/19	12,644	11,692	13,230
10/19	12,800	11,727	13,432
11/19	13,013	11,721	13,630
12/19	13,243	11,713	13,887
1/20	13,255	11,938	13,867
2/20	12,720	12,153	13,263
3/20	11,378	12,082	12,092
4/20	12,269	12,297	12,955
5/20	12,720	12,354	13,338
6/20	12,958	12,432	13,573
7/20	13,445	12,617	14,021
8/20	13,872	12,515	14,420
9/20	13,623	12,509	14,169
10/20	13,433	12,453	14,004
11/20	14,466	12,575	15,029
12/20	14,924	12,592	15,445
1/21	14,775	12,502	15,402
2/21	15,048	12,321	15,594
3/21	15,259	12,168	15,813
4/21	15,730	12,264	16,239
5/21	15,866	12,304	16,390
6/21	15,990	12,390	16,514
7/21	16,127	12,529	16,644
8/21	16,301	12,505	16,865
9/21	15,854	12,397	16,459
10/21	16,325	12,393	16,907
11/21	16,015	12,430	16,688
12/21	16,406	12,398	17,093
1/22	15,781	12,131	16,460
2/22	15,436	11,996	16,235
3/22	15,409	11,662	16,268
4/22	14,519	11,220	15,376
5/22	14,599	11,292	15,436
6/22	13,775	11,115	14,632
7/22	14,493	11,387	15,336
8/22	14,015	11,065	14,909
9/22	13,058	10,587	13,963
10/22	13,470	10,450	14,428
11/22	14,161	10,834	15,157
12/22	13,775	10,785	14,849
1/23	14,501	11,117	15,565
2/23	14,131	10,829	15,252
3/23	14,387	11,104	15,550
4/23	14,530	11,172	15,696
5/23	14,316	11,050	15,522
6/23	14,758	11,011	15,941
7/23	15,000	11,003	16,227
8/23	14,758	10,933	15,976
9/23	14,273	10,655	15,496
10/23	13,960	10,487	15,163
11/23	14,857	10,962	16,107
12/23	15,494	11,381	16,778
1/24	15,494	11,350	16,793
2/24	15,760	11,190	17,026
3/24	16,099	11,293	17,354
4/24	15,627	11,008	16,916
5/24	16,025	11,194	17,380
6/24	16,128	11,300	17,581
7/24	16,467	11,564	17,954
8/24	16,747	11,731	18,261
9/24	16,969	11,888	18,565
10/24	16,629	11,593	18,162

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	19.12%	5.37%	5.22%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2025 Index	19.78%	6.22%	6.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,560,036,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		32.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,560,036 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 32.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063431
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2025 Fund
Class Name		R-3
Trading Symbol		LTVPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$63	0.57%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2025. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $17,139	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2025 Index $18,162
10/14	10,000	10,000	10,000
11/14	10,112	10,071	10,107
12/14	10,031	10,080	10,026
1/15	9,985	10,292	9,983
2/15	10,324	10,195	10,327
3/15	10,269	10,242	10,271
4/15	10,360	10,206	10,361
5/15	10,388	10,181	10,403
6/15	10,205	10,070	10,229
7/15	10,305	10,140	10,341
8/15	9,838	10,125	9,894
9/15	9,618	10,194	9,706
10/15	10,049	10,196	10,170
11/15	10,021	10,169	10,169
12/15	9,861	10,136	10,001
1/16	9,483	10,275	9,690
2/16	9,433	10,348	9,672
3/16	9,910	10,443	10,165
4/16	10,000	10,483	10,241
5/16	10,069	10,486	10,314
6/16	10,069	10,674	10,368
7/16	10,358	10,742	10,640
8/16	10,377	10,730	10,659
9/16	10,407	10,723	10,691
10/16	10,238	10,641	10,520
11/16	10,268	10,390	10,618
12/16	10,387	10,404	10,783
1/17	10,602	10,425	10,944
2/17	10,807	10,495	11,156
3/17	10,858	10,489	11,223
4/17	11,022	10,570	11,347
5/17	11,176	10,651	11,485
6/17	11,217	10,641	11,536
7/17	11,422	10,687	11,715
8/17	11,484	10,782	11,740
9/17	11,648	10,731	11,908
10/17	11,812	10,737	12,061
11/17	11,965	10,723	12,239
12/17	12,062	10,773	12,352
1/18	12,479	10,649	12,681
2/18	12,029	10,548	12,328
3/18	11,944	10,615	12,237
4/18	11,997	10,536	12,279
5/18	12,062	10,611	12,402
6/18	12,019	10,598	12,388
7/18	12,275	10,601	12,601
8/18	12,372	10,669	12,740
9/18	12,372	10,600	12,725
10/18	11,698	10,517	12,106
11/18	11,783	10,579	12,255
12/18	11,228	10,774	11,732
1/19	11,873	10,888	12,353
2/19	12,122	10,882	12,573
3/19	12,280	11,091	12,714
4/19	12,586	11,094	12,978
5/19	12,190	11,291	12,569
6/19	12,722	11,432	13,094
7/19	12,767	11,458	13,146
8/19	12,733	11,755	13,076
9/19	12,835	11,692	13,230
10/19	12,993	11,727	13,432
11/19	13,209	11,721	13,630
12/19	13,452	11,713	13,887
1/20	13,476	11,938	13,867
2/20	12,934	12,153	13,263
3/20	11,572	12,082	12,092
4/20	12,476	12,297	12,955
5/20	12,946	12,354	13,338
6/20	13,187	12,432	13,573
7/20	13,681	12,617	14,021
8/20	14,115	12,515	14,420
9/20	13,874	12,509	14,169
10/20	13,681	12,453	14,004
11/20	14,742	12,575	15,029
12/20	15,205	12,592	15,445
1/21	15,066	12,502	15,402
2/21	15,344	12,321	15,594
3/21	15,559	12,168	15,813
4/21	16,052	12,264	16,239
5/21	16,204	12,304	16,390
6/21	16,317	12,390	16,514
7/21	16,469	12,529	16,644
8/21	16,659	12,505	16,865
9/21	16,191	12,397	16,459
10/21	16,684	12,393	16,907
11/21	16,381	12,430	16,688
12/21	16,776	12,398	17,093
1/22	16,138	12,131	16,460
2/22	15,799	11,996	16,235
3/22	15,772	11,662	16,268
4/22	14,862	11,220	15,376
5/22	14,944	11,292	15,436
6/22	14,102	11,115	14,632
7/22	14,835	11,387	15,336
8/22	14,360	11,065	14,909
9/22	13,369	10,587	13,963
10/22	13,817	10,450	14,428
11/22	14,523	10,834	15,157
12/22	14,128	10,785	14,849
1/23	14,872	11,117	15,565
2/23	14,493	10,829	15,252
3/23	14,756	11,104	15,550
4/23	14,902	11,172	15,696
5/23	14,697	11,050	15,522
6/23	15,150	11,011	15,941
7/23	15,412	11,003	16,227
8/23	15,164	10,933	15,976
9/23	14,668	10,655	15,496
10/23	14,347	10,487	15,163
11/23	15,281	10,962	16,107
12/23	15,927	11,381	16,778
1/24	15,942	11,350	16,793
2/24	16,215	11,190	17,026
3/24	16,564	11,293	17,354
4/24	16,094	11,008	16,916
5/24	16,503	11,194	17,380
6/24	16,609	11,300	17,581
7/24	16,973	11,564	17,954
8/24	17,261	11,731	18,261
9/24	17,503	11,888	18,565
10/24	17,139	11,593	18,162

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	19.46%	5.69%	5.54%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2025 Index	19.78%	6.22%	6.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,560,036,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		32.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,560,036 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 32.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063428
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2025 Fund
Class Name		R-4
Trading Symbol		LTEEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$42	0.38%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2025. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $17,474	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2025 Index $18,162
10/14	10,000	10,000	10,000
11/14	10,112	10,071	10,107
12/14	10,028	10,080	10,026
1/15	9,983	10,292	9,983
2/15	10,329	10,195	10,327
3/15	10,274	10,242	10,271
4/15	10,365	10,206	10,361
5/15	10,401	10,181	10,403
6/15	10,219	10,070	10,229
7/15	10,310	10,140	10,341
8/15	9,846	10,125	9,894
9/15	9,628	10,194	9,706
10/15	10,065	10,196	10,170
11/15	10,037	10,169	10,169
12/15	9,872	10,136	10,001
1/16	9,506	10,275	9,690
2/16	9,457	10,348	9,672
3/16	9,931	10,443	10,165
4/16	10,020	10,483	10,241
5/16	10,089	10,486	10,314
6/16	10,099	10,674	10,368
7/16	10,386	10,742	10,640
8/16	10,415	10,730	10,659
9/16	10,435	10,723	10,691
10/16	10,267	10,641	10,520
11/16	10,307	10,390	10,618
12/16	10,425	10,404	10,783
1/17	10,640	10,425	10,944
2/17	10,844	10,495	11,156
3/17	10,905	10,489	11,223
4/17	11,069	10,570	11,347
5/17	11,232	10,651	11,485
6/17	11,263	10,641	11,536
7/17	11,477	10,687	11,715
8/17	11,538	10,782	11,740
9/17	11,712	10,731	11,908
10/17	11,875	10,737	12,061
11/17	12,029	10,723	12,239
12/17	12,129	10,773	12,352
1/18	12,544	10,649	12,681
2/18	12,107	10,548	12,328
3/18	12,011	10,615	12,237
4/18	12,075	10,536	12,279
5/18	12,139	10,611	12,402
6/18	12,107	10,598	12,388
7/18	12,353	10,601	12,601
8/18	12,448	10,669	12,740
9/18	12,459	10,600	12,725
10/18	11,777	10,517	12,106
11/18	11,873	10,579	12,255
12/18	11,309	10,774	11,732
1/19	11,964	10,888	12,353
2/19	12,212	10,882	12,573
3/19	12,382	11,091	12,714
4/19	12,687	11,094	12,978
5/19	12,292	11,291	12,569
6/19	12,834	11,432	13,094
7/19	12,879	11,458	13,146
8/19	12,845	11,755	13,076
9/19	12,947	11,692	13,230
10/19	13,116	11,727	13,432
11/19	13,331	11,721	13,630
12/19	13,571	11,713	13,887
1/20	13,607	11,938	13,867
2/20	13,066	12,153	13,263
3/20	11,693	12,082	12,092
4/20	12,608	12,297	12,955
5/20	13,078	12,354	13,338
6/20	13,318	12,432	13,573
7/20	13,824	12,617	14,021
8/20	14,270	12,515	14,420
9/20	14,017	12,509	14,169
10/20	13,836	12,453	14,004
11/20	14,908	12,575	15,029
12/20	15,383	12,592	15,445
1/21	15,244	12,502	15,402
2/21	15,534	12,321	15,594
3/21	15,749	12,168	15,813
4/21	16,242	12,264	16,239
5/21	16,394	12,304	16,390
6/21	16,520	12,390	16,514
7/21	16,672	12,529	16,644
8/21	16,862	12,505	16,865
9/21	16,394	12,397	16,459
10/21	16,900	12,393	16,907
11/21	16,596	12,430	16,688
12/21	17,003	12,398	17,093
1/22	16,351	12,131	16,460
2/22	16,012	11,996	16,235
3/22	15,985	11,662	16,268
4/22	15,075	11,220	15,376
5/22	15,156	11,292	15,436
6/22	14,301	11,115	14,632
7/22	15,061	11,387	15,336
8/22	14,572	11,065	14,909
9/22	13,567	10,587	13,963
10/22	14,016	10,450	14,428
11/22	14,749	10,834	15,157
12/22	14,344	10,785	14,849
1/23	15,104	11,117	15,565
2/23	14,724	10,829	15,252
3/23	14,987	11,104	15,550
4/23	15,148	11,172	15,696
5/23	14,928	11,050	15,522
6/23	15,396	11,011	15,941
7/23	15,674	11,003	16,227
8/23	15,426	10,933	15,976
9/23	14,914	10,655	15,496
10/23	14,592	10,487	15,163
11/23	15,543	10,962	16,107
12/23	16,213	11,381	16,778
1/24	16,213	11,350	16,793
2/24	16,502	11,190	17,026
3/24	16,851	11,293	17,354
4/24	16,380	11,008	16,916
5/24	16,806	11,194	17,380
6/24	16,912	11,300	17,581
7/24	17,277	11,564	17,954
8/24	17,581	11,731	18,261
9/24	17,824	11,888	18,565
10/24	17,474	11,593	18,162

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	19.75%	5.91%	5.74%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2025 Index	19.78%	6.22%	6.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,560,036,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		32.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,560,036 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 32.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063433
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2025 Fund
Class Name		R-5
Trading Symbol		LTPDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.26%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2025. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $17,675	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2025 Index $18,162
10/14	10,000	10,000	10,000
11/14	10,111	10,071	10,107
12/14	10,031	10,080	10,026
1/15	9,985	10,292	9,983
2/15	10,330	10,195	10,327
3/15	10,276	10,242	10,271
4/15	10,376	10,206	10,361
5/15	10,403	10,181	10,403
6/15	10,221	10,070	10,229
7/15	10,321	10,140	10,341
8/15	9,858	10,125	9,894
9/15	9,640	10,194	9,706
10/15	10,076	10,196	10,170
11/15	10,058	10,169	10,169
12/15	9,886	10,136	10,001
1/16	9,521	10,275	9,690
2/16	9,472	10,348	9,672
3/16	9,945	10,443	10,165
4/16	10,044	10,483	10,241
5/16	10,113	10,486	10,314
6/16	10,123	10,674	10,368
7/16	10,409	10,742	10,640
8/16	10,438	10,730	10,659
9/16	10,468	10,723	10,691
10/16	10,300	10,641	10,520
11/16	10,340	10,390	10,618
12/16	10,460	10,404	10,783
1/17	10,674	10,425	10,944
2/17	10,878	10,495	11,156
3/17	10,940	10,489	11,223
4/17	11,103	10,570	11,347
5/17	11,266	10,651	11,485
6/17	11,307	10,641	11,536
7/17	11,521	10,687	11,715
8/17	11,582	10,782	11,740
9/17	11,746	10,731	11,908
10/17	11,919	10,737	12,061
11/17	12,072	10,723	12,239
12/17	12,182	10,773	12,352
1/18	12,598	10,649	12,681
2/18	12,150	10,548	12,328
3/18	12,065	10,615	12,237
4/18	12,129	10,536	12,279
5/18	12,193	10,611	12,402
6/18	12,161	10,598	12,388
7/18	12,406	10,601	12,601
8/18	12,513	10,669	12,740
9/18	12,513	10,600	12,725
10/18	11,841	10,517	12,106
11/18	11,937	10,579	12,255
12/18	11,368	10,774	11,732
1/19	12,025	10,888	12,353
2/19	12,285	10,882	12,573
3/19	12,443	11,091	12,714
4/19	12,749	11,094	12,978
5/19	12,364	11,291	12,569
6/19	12,908	11,432	13,094
7/19	12,953	11,458	13,146
8/19	12,919	11,755	13,076
9/19	13,032	11,692	13,230
10/19	13,202	11,727	13,432
11/19	13,417	11,721	13,630
12/19	13,662	11,713	13,887
1/20	13,698	11,938	13,867
2/20	13,143	12,153	13,263
3/20	11,766	12,082	12,092
4/20	12,684	12,297	12,955
5/20	13,167	12,354	13,338
6/20	13,408	12,432	13,573
7/20	13,928	12,617	14,021
8/20	14,375	12,515	14,420
9/20	14,121	12,509	14,169
10/20	13,940	12,453	14,004
11/20	15,027	12,575	15,029
12/20	15,499	12,592	15,445
1/21	15,359	12,502	15,402
2/21	15,651	12,321	15,594
3/21	15,867	12,168	15,813
4/21	16,375	12,264	16,239
5/21	16,527	12,304	16,390
6/21	16,654	12,390	16,514
7/21	16,806	12,529	16,644
8/21	17,009	12,505	16,865
9/21	16,540	12,397	16,459
10/21	17,035	12,393	16,907
11/21	16,730	12,430	16,688
12/21	17,152	12,398	17,093
1/22	16,497	12,131	16,460
2/22	16,155	11,996	16,235
3/22	16,128	11,662	16,268
4/22	15,200	11,220	15,376
5/22	15,295	11,292	15,436
6/22	14,435	11,115	14,632
7/22	15,200	11,387	15,336
8/22	14,708	11,065	14,909
9/22	13,697	10,587	13,963
10/22	14,148	10,450	14,428
11/22	14,885	10,834	15,157
12/22	14,484	10,785	14,849
1/23	15,249	11,117	15,565
2/23	14,867	10,829	15,252
3/23	15,146	11,104	15,550
4/23	15,308	11,172	15,696
5/23	15,087	11,050	15,522
6/23	15,558	11,011	15,941
7/23	15,838	11,003	16,227
8/23	15,588	10,933	15,976
9/23	15,073	10,655	15,496
10/23	14,749	10,487	15,163
11/23	15,706	10,962	16,107
12/23	16,388	11,381	16,778
1/24	16,404	11,350	16,793
2/24	16,679	11,190	17,026
3/24	17,047	11,293	17,354
4/24	16,572	11,008	16,916
5/24	17,001	11,194	17,380
6/24	17,108	11,300	17,581
7/24	17,476	11,564	17,954
8/24	17,797	11,731	18,261
9/24	18,042	11,888	18,565
10/24	17,675	11,593	18,162

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	19.84%	6.01%	5.86%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2025 Index	19.78%	6.22%	6.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,560,036,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		32.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,560,036 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 32.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019756
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2030 Fund
Class Name		Class A
Trading Symbol		PTCAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.33%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.33%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $17,694	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	9,627	10,000	10,000
11/14	9,735	10,252	10,113
12/14	9,659	10,246	10,024
1/15	9,598	9,952	9,960
2/15	9,961	10,519	10,345
3/15	9,901	10,388	10,282
4/15	10,002	10,456	10,382
5/15	10,042	10,596	10,431
6/15	9,867	10,406	10,250
7/15	9,961	10,598	10,365
8/15	9,484	9,965	9,876
9/15	9,255	9,709	9,667
10/15	9,712	10,500	10,174
11/15	9,692	10,547	10,176
12/15	9,534	10,349	9,994
1/16	9,124	9,826	9,642
2/16	9,065	9,828	9,614
3/16	9,549	10,511	10,146
4/16	9,637	10,561	10,226
5/16	9,703	10,754	10,307
6/16	9,696	10,785	10,351
7/16	9,989	11,192	10,645
8/16	10,011	11,214	10,667
9/16	10,040	11,213	10,701
10/16	9,857	10,993	10,518
11/16	9,930	11,464	10,648
12/16	10,050	11,698	10,828
1/17	10,270	11,909	11,005
2/17	10,483	12,360	11,233
3/17	10,551	12,369	11,310
4/17	10,719	12,494	11,440
5/17	10,878	12,638	11,588
6/17	10,924	12,735	11,650
7/17	11,152	12,983	11,851
8/17	11,220	12,994	11,869
9/17	11,395	13,301	12,070
10/17	11,577	13,605	12,246
11/17	11,752	14,030	12,456
12/17	11,861	14,170	12,581
1/18	12,334	14,939	12,981
2/18	11,869	14,380	12,577
3/18	11,765	14,067	12,462
4/18	11,821	14,118	12,519
5/18	11,901	14,492	12,655
6/18	11,853	14,582	12,636
7/18	12,125	15,102	12,889
8/18	12,230	15,601	13,042
9/18	12,238	15,654	13,034
10/18	11,468	14,538	12,305
11/18	11,572	14,842	12,472
12/18	10,940	13,467	11,827
1/19	11,640	14,577	12,541
2/19	11,916	15,060	12,801
3/19	12,071	15,304	12,938
4/19	12,399	15,923	13,250
5/19	11,933	14,884	12,735
6/19	12,520	15,940	13,338
7/19	12,572	16,165	13,394
8/19	12,503	15,870	13,262
9/19	12,624	16,185	13,455
10/19	12,823	16,523	13,691
11/19	13,073	17,114	13,928
12/19	13,342	17,628	14,237
1/20	13,333	17,575	14,173
2/20	12,710	16,108	13,419
3/20	11,235	14,001	12,047
4/20	12,206	15,806	13,022
5/20	12,719	16,580	13,462
6/20	12,967	16,909	13,727
7/20	13,526	17,847	14,225
8/20	14,002	19,080	14,717
9/20	13,727	18,357	14,416
10/20	13,526	17,938	14,226
11/20	14,717	19,966	15,434
12/20	15,240	20,787	15,933
1/21	15,094	20,647	15,890
2/21	15,444	21,293	16,156
3/21	15,707	22,224	16,448
4/21	16,261	23,378	16,951
5/21	16,426	23,543	17,129
6/21	16,562	24,032	17,257
7/21	16,718	24,544	17,385
8/21	16,941	25,268	17,657
9/21	16,416	24,117	17,178
10/21	16,999	25,769	17,721
11/21	16,650	25,547	17,441
12/21	17,133	26,700	17,941
1/22	16,394	25,274	17,213
2/22	15,971	24,602	16,961
3/22	15,982	25,462	17,056
4/22	14,957	23,270	16,041
5/22	15,031	23,329	16,106
6/22	14,112	21,384	15,144
7/22	14,947	23,379	15,968
8/22	14,408	22,437	15,482
9/22	13,352	20,367	14,390
10/22	13,859	22,066	14,975
11/22	14,651	23,298	15,817
12/22	14,194	21,953	15,436
1/23	15,039	23,388	16,267
2/23	14,622	22,833	15,916
3/23	14,889	23,525	16,235
4/23	15,062	23,835	16,403
5/23	14,831	23,879	16,203
6/23	15,398	25,498	16,754
7/23	15,699	26,345	17,117
8/23	15,410	25,889	16,815
9/23	14,831	24,641	16,254
10/23	14,472	24,054	15,866
11/23	15,525	26,238	16,956
12/23	16,287	27,544	17,719
1/24	16,275	27,912	17,733
2/24	16,624	29,397	18,080
3/24	17,021	30,383	18,474
4/24	16,467	29,097	17,958
5/24	16,949	30,531	18,509
6/24	17,069	31,496	18,738
7/24	17,466	32,029	19,158
8/24	17,815	32,728	19,514
9/24	18,067	33,399	19,858
10/24	17,694	33,085	19,416

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	22.27%	6.65%	6.28%
Class A Shares Including Sales Charge	17.66%	5.84%	5.87%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 5,483,562,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		38.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,483,562 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 38.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019755
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2030 Fund
Class Name		Class J
Trading Symbol		PLTJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$18	0.16%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.16%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $18,717	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,112	10,252	10,113
12/14	10,032	10,246	10,024
1/15	9,969	9,952	9,960
2/15	10,349	10,519	10,345
3/15	10,292	10,388	10,282
4/15	10,391	10,456	10,382
5/15	10,440	10,596	10,431
6/15	10,257	10,406	10,250
7/15	10,356	10,598	10,365
8/15	9,857	9,965	9,876
9/15	9,625	9,709	9,667
10/15	10,096	10,500	10,174
11/15	10,082	10,547	10,176
12/15	9,912	10,349	9,994
1/16	9,490	9,826	9,642
2/16	9,429	9,828	9,614
3/16	9,935	10,511	10,146
4/16	10,027	10,561	10,226
5/16	10,096	10,754	10,307
6/16	10,088	10,785	10,351
7/16	10,395	11,192	10,645
8/16	10,418	11,214	10,667
9/16	10,449	11,213	10,701
10/16	10,265	10,993	10,518
11/16	10,342	11,464	10,648
12/16	10,470	11,698	10,828
1/17	10,701	11,909	11,005
2/17	10,931	12,360	11,233
3/17	10,995	12,369	11,310
4/17	11,170	12,494	11,440
5/17	11,345	12,638	11,588
6/17	11,393	12,735	11,650
7/17	11,632	12,983	11,851
8/17	11,704	12,994	11,869
9/17	11,895	13,301	12,070
10/17	12,086	13,605	12,246
11/17	12,269	14,030	12,456
12/17	12,376	14,170	12,581
1/18	12,881	14,939	12,981
2/18	12,393	14,380	12,577
3/18	12,284	14,067	12,462
4/18	12,351	14,118	12,519
5/18	12,435	14,492	12,655
6/18	12,393	14,582	12,636
7/18	12,671	15,102	12,889
8/18	12,780	15,601	13,042
9/18	12,789	15,654	13,034
10/18	11,989	14,538	12,305
11/18	12,107	14,842	12,472
12/18	11,443	13,467	11,827
1/19	12,180	14,577	12,541
2/19	12,471	15,060	12,801
3/19	12,635	15,304	12,938
4/19	12,980	15,923	13,250
5/19	12,489	14,884	12,735
6/19	13,117	15,940	13,338
7/19	13,171	16,165	13,394
8/19	13,099	15,870	13,262
9/19	13,226	16,185	13,455
10/19	13,435	16,523	13,691
11/19	13,699	17,114	13,928
12/19	13,981	17,628	14,237
1/20	13,981	17,575	14,173
2/20	13,332	16,108	13,419
3/20	11,784	14,001	12,047
4/20	12,810	15,806	13,022
5/20	13,342	16,580	13,462
6/20	13,603	16,909	13,727
7/20	14,194	17,847	14,225
8/20	14,697	19,080	14,717
9/20	14,416	18,357	14,416
10/20	14,194	17,938	14,226
11/20	15,461	19,966	15,434
12/20	16,012	20,787	15,933
1/21	15,858	20,647	15,890
2/21	16,228	21,293	16,156
3/21	16,506	22,224	16,448
4/21	17,092	23,378	16,951
5/21	17,267	23,543	17,129
6/21	17,411	24,032	17,257
7/21	17,586	24,544	17,385
8/21	17,822	25,268	17,657
9/21	17,267	24,117	17,178
10/21	17,884	25,769	17,721
11/21	17,514	25,547	17,441
12/21	18,033	26,700	17,941
1/22	17,249	25,274	17,213
2/22	16,812	24,602	16,961
3/22	16,824	25,462	17,056
4/22	15,748	23,270	16,041
5/22	15,838	23,329	16,106
6/22	14,863	21,384	15,144
7/22	15,748	23,379	15,968
8/22	15,177	22,437	15,482
9/22	14,068	20,367	14,390
10/22	14,606	22,066	14,975
11/22	15,446	23,298	15,817
12/22	14,968	21,953	15,436
1/23	15,867	23,388	16,267
2/23	15,424	22,833	15,916
3/23	15,707	23,525	16,235
4/23	15,891	23,835	16,403
5/23	15,645	23,879	16,203
6/23	16,248	25,498	16,754
7/23	16,568	26,345	17,117
8/23	16,273	25,889	16,815
9/23	15,658	24,641	16,254
10/23	15,276	24,054	15,866
11/23	16,408	26,238	16,956
12/23	17,204	27,544	17,719
1/24	17,204	27,912	17,733
2/24	17,576	29,397	18,080
3/24	17,999	30,383	18,474
4/24	17,409	29,097	17,958
5/24	17,922	30,531	18,509
6/24	18,050	31,496	18,738
7/24	18,473	32,029	19,158
8/24	18,845	32,728	19,514
9/24	19,127	33,399	19,858
10/24	18,717	33,085	19,416

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	22.52%	6.86%	6.47%
Class J Shares Including Sales Charge	21.52%	6.86%	6.47%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 5,483,562,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		38.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,483,562 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 38.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019754
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2030 Fund
Class Name		Institutional
Trading Symbol		PMTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $19,067	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,125	10,252	10,113
12/14	10,041	10,246	10,024
1/15	9,984	9,952	9,960
2/15	10,364	10,519	10,345
3/15	10,307	10,388	10,282
4/15	10,413	10,456	10,382
5/15	10,462	10,596	10,431
6/15	10,279	10,406	10,250
7/15	10,385	10,598	10,365
8/15	9,886	9,965	9,876
9/15	9,654	9,709	9,667
10/15	10,132	10,500	10,174
11/15	10,111	10,547	10,176
12/15	9,945	10,349	9,994
1/16	9,523	9,826	9,642
2/16	9,469	9,828	9,614
3/16	9,976	10,511	10,146
4/16	10,068	10,561	10,226
5/16	10,145	10,754	10,307
6/16	10,137	10,785	10,351
7/16	10,445	11,192	10,645
8/16	10,476	11,214	10,667
9/16	10,506	11,213	10,701
10/16	10,322	10,993	10,518
11/16	10,399	11,464	10,648
12/16	10,531	11,698	10,828
1/17	10,763	11,909	11,005
2/17	10,994	12,360	11,233
3/17	11,066	12,369	11,310
4/17	11,242	12,494	11,440
5/17	11,418	12,638	11,588
6/17	11,466	12,735	11,650
7/17	11,706	12,983	11,851
8/17	11,777	12,994	11,869
9/17	11,977	13,301	12,070
10/17	12,169	13,605	12,246
11/17	12,353	14,030	12,456
12/17	12,471	14,170	12,581
1/18	12,979	14,939	12,981
2/18	12,488	14,380	12,577
3/18	12,378	14,067	12,462
4/18	12,446	14,118	12,519
5/18	12,530	14,492	12,655
6/18	12,488	14,582	12,636
7/18	12,776	15,102	12,889
8/18	12,894	15,601	13,042
9/18	12,902	15,654	13,034
10/18	12,090	14,538	12,305
11/18	12,217	14,842	12,472
12/18	11,545	13,467	11,827
1/19	12,296	14,577	12,541
2/19	12,589	15,060	12,801
3/19	12,754	15,304	12,938
4/19	13,102	15,923	13,250
5/19	12,617	14,884	12,735
6/19	13,239	15,940	13,338
7/19	13,303	16,165	13,394
8/19	13,230	15,870	13,262
9/19	13,367	16,185	13,455
10/19	13,578	16,523	13,691
11/19	13,843	17,114	13,928
12/19	14,130	17,628	14,237
1/20	14,130	17,575	14,173
2/20	13,477	16,108	13,419
3/20	11,917	14,001	12,047
4/20	12,950	15,806	13,022
5/20	13,487	16,580	13,462
6/20	13,770	16,909	13,727
7/20	14,355	17,847	14,225
8/20	14,872	19,080	14,717
9/20	14,589	18,357	14,416
10/20	14,364	17,938	14,226
11/20	15,642	19,966	15,434
12/20	16,209	20,787	15,933
1/21	16,054	20,647	15,890
2/21	16,438	21,293	16,156
3/21	16,718	22,224	16,448
4/21	17,309	23,378	16,951
5/21	17,486	23,543	17,129
6/21	17,642	24,032	17,257
7/21	17,818	24,544	17,385
8/21	18,057	25,268	17,657
9/21	17,507	24,117	17,178
10/21	18,129	25,769	17,721
11/21	17,756	25,547	17,441
12/21	18,278	26,700	17,941
1/22	17,497	25,274	17,213
2/22	17,055	24,602	16,961
3/22	17,067	25,462	17,056
4/22	15,980	23,270	16,041
5/22	16,071	23,329	16,106
6/22	15,086	21,384	15,144
7/22	15,980	23,379	15,968
8/22	15,414	22,437	15,482
9/22	14,283	20,367	14,390
10/22	14,826	22,066	14,975
11/22	15,686	23,298	15,817
12/22	15,207	21,953	15,436
1/23	16,117	23,388	16,267
2/23	15,668	22,833	15,916
3/23	15,967	23,525	16,235
4/23	16,154	23,835	16,403
5/23	15,905	23,879	16,203
6/23	16,515	25,498	16,754
7/23	16,839	26,345	17,117
8/23	16,540	25,889	16,815
9/23	15,930	24,641	16,254
10/23	15,544	24,054	15,866
11/23	16,690	26,238	16,956
12/23	17,508	27,544	17,719
1/24	17,508	27,912	17,733
2/24	17,885	29,397	18,080
3/24	18,314	30,383	18,474
4/24	17,716	29,097	17,958
5/24	18,249	30,531	18,509
6/24	18,379	31,496	18,738
7/24	18,820	32,029	19,158
8/24	19,184	32,728	19,514
9/24	19,470	33,399	19,858
10/24	19,067	33,085	19,416

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	22.67%	7.03%	6.67%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 5,483,562,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		38.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,483,562 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 38.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019749
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2030 Fund
Class Name		R-1
Trading Symbol		PXASX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$98	0.88%

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $17,464	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,113	10,252	10,113
12/14	10,025	10,246	10,024
1/15	9,955	9,952	9,960
2/15	10,328	10,519	10,345
3/15	10,264	10,388	10,282
4/15	10,363	10,456	10,382
5/15	10,405	10,596	10,431
6/15	10,215	10,406	10,250
7/15	10,313	10,598	10,365
8/15	9,807	9,965	9,876
9/15	9,568	9,709	9,667
10/15	10,032	10,500	10,174
11/15	10,011	10,547	10,176
12/15	9,838	10,349	9,994
1/16	9,418	9,826	9,642
2/16	9,357	9,828	9,614
3/16	9,846	10,511	10,146
4/16	9,930	10,561	10,226
5/16	9,998	10,754	10,307
6/16	9,983	10,785	10,351
7/16	10,281	11,192	10,645
8/16	10,296	11,214	10,667
9/16	10,327	11,213	10,701
10/16	10,136	10,993	10,518
11/16	10,205	11,464	10,648
12/16	10,324	11,698	10,828
1/17	10,544	11,909	11,005
2/17	10,764	12,360	11,233
3/17	10,827	12,369	11,310
4/17	10,992	12,494	11,440
5/17	11,150	12,638	11,588
6/17	11,197	12,735	11,650
7/17	11,425	12,983	11,851
8/17	11,488	12,994	11,869
9/17	11,661	13,301	12,070
10/17	11,842	13,605	12,246
11/17	12,015	14,030	12,456
12/17	12,120	14,170	12,581
1/18	12,607	14,939	12,981
2/18	12,120	14,380	12,577
3/18	12,013	14,067	12,462
4/18	12,062	14,118	12,519
5/18	12,137	14,492	12,655
6/18	12,087	14,582	12,636
7/18	12,351	15,102	12,889
8/18	12,459	15,601	13,042
9/18	12,459	15,654	13,034
10/18	11,666	14,538	12,305
11/18	11,773	14,842	12,472
12/18	11,121	13,467	11,827
1/19	11,838	14,577	12,541
2/19	12,112	15,060	12,801
3/19	12,263	15,304	12,938
4/19	12,590	15,923	13,250
5/19	12,112	14,884	12,735
6/19	12,705	15,940	13,338
7/19	12,749	16,165	13,394
8/19	12,669	15,870	13,262
9/19	12,793	16,185	13,455
10/19	12,988	16,523	13,691
11/19	13,236	17,114	13,928
12/19	13,496	17,628	14,237
1/20	13,487	17,575	14,173
2/20	12,851	16,108	13,419
3/20	11,356	14,001	12,047
4/20	12,337	15,806	13,022
5/20	12,842	16,580	13,462
6/20	13,094	16,909	13,727
7/20	13,645	17,847	14,225
8/20	14,122	19,080	14,717
9/20	13,842	18,357	14,416
10/20	13,627	17,938	14,226
11/20	14,823	19,966	15,434
12/20	15,343	20,787	15,933
1/21	15,185	20,647	15,890
2/21	15,541	21,293	16,156
3/21	15,798	22,224	16,448
4/21	16,341	23,378	16,951
5/21	16,499	23,543	17,129
6/21	16,627	24,032	17,257
7/21	16,785	24,544	17,385
8/21	17,002	25,268	17,657
9/21	16,459	24,117	17,178
10/21	17,042	25,769	17,721
11/21	16,676	25,547	17,441
12/21	17,162	26,700	17,941
1/22	16,404	25,274	17,213
2/22	15,976	24,602	16,961
3/22	15,987	25,462	17,056
4/22	14,962	23,270	16,041
5/22	15,026	23,329	16,106
6/22	14,097	21,384	15,144
7/22	14,919	23,379	15,968
8/22	14,374	22,437	15,482
9/22	13,317	20,367	14,390
10/22	13,819	22,066	14,975
11/22	14,609	23,298	15,817
12/22	14,140	21,953	15,436
1/23	14,979	23,388	16,267
2/23	14,559	22,833	15,916
3/23	14,816	23,525	16,235
4/23	14,979	23,835	16,403
5/23	14,746	23,879	16,203
6/23	15,294	25,498	16,754
7/23	15,585	26,345	17,117
8/23	15,305	25,889	16,815
9/23	14,723	24,641	16,254
10/23	14,350	24,054	15,866
11/23	15,399	26,238	16,956
12/23	16,137	27,544	17,719
1/24	16,137	27,912	17,733
2/24	16,463	29,397	18,080
3/24	16,861	30,383	18,474
4/24	16,294	29,097	17,958
5/24	16,764	30,531	18,509
6/24	16,885	31,496	18,738
7/24	17,259	32,029	19,158
8/24	17,597	32,728	19,514
9/24	17,838	33,399	19,858
10/24	17,464	33,085	19,416

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	21.70%	6.10%	5.73%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 5,483,562,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		38.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,483,562 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 38.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019751
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2030 Fund
Class Name		R-3
Trading Symbol		PTCMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$63	0.57%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $18,011	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,112	10,252	10,113
12/14	10,025	10,246	10,024
1/15	9,962	9,952	9,960
2/15	10,341	10,519	10,345
3/15	10,278	10,388	10,282
4/15	10,377	10,456	10,382
5/15	10,419	10,596	10,431
6/15	10,236	10,406	10,250
7/15	10,334	10,598	10,365
8/15	9,836	9,965	9,876
9/15	9,597	9,709	9,667
10/15	10,067	10,500	10,174
11/15	10,046	10,547	10,176
12/15	9,874	10,349	9,994
1/16	9,454	9,826	9,642
2/16	9,393	9,828	9,614
3/16	9,890	10,511	10,146
4/16	9,982	10,561	10,226
5/16	10,050	10,754	10,307
6/16	10,035	10,785	10,351
7/16	10,341	11,192	10,645
8/16	10,356	11,214	10,667
9/16	10,387	11,213	10,701
10/16	10,203	10,993	10,518
11/16	10,272	11,464	10,648
12/16	10,391	11,698	10,828
1/17	10,620	11,909	11,005
2/17	10,842	12,360	11,233
3/17	10,905	12,369	11,310
4/17	11,079	12,494	11,440
5/17	11,245	12,638	11,588
6/17	11,284	12,735	11,650
7/17	11,522	12,983	11,851
8/17	11,585	12,994	11,869
9/17	11,775	13,301	12,070
10/17	11,957	13,605	12,246
11/17	12,131	14,030	12,456
12/17	12,242	14,170	12,581
1/18	12,733	14,939	12,981
2/18	12,250	14,380	12,577
3/18	12,142	14,067	12,462
4/18	12,200	14,118	12,519
5/18	12,275	14,492	12,655
6/18	12,225	14,582	12,636
7/18	12,500	15,102	12,889
8/18	12,608	15,601	13,042
9/18	12,608	15,654	13,034
10/18	11,817	14,538	12,305
11/18	11,925	14,842	12,472
12/18	11,274	13,467	11,827
1/19	11,999	14,577	12,541
2/19	12,277	15,060	12,801
3/19	12,429	15,304	12,938
4/19	12,769	15,923	13,250
5/19	12,285	14,884	12,735
6/19	12,894	15,940	13,338
7/19	12,939	16,165	13,394
8/19	12,868	15,870	13,262
9/19	12,993	16,185	13,455
10/19	13,190	16,523	13,691
11/19	13,441	17,114	13,928
12/19	13,717	17,628	14,237
1/20	13,708	17,575	14,173
2/20	13,072	16,108	13,419
3/20	11,545	14,001	12,047
4/20	12,550	15,806	13,022
5/20	13,062	16,580	13,462
6/20	13,328	16,909	13,727
7/20	13,888	17,847	14,225
8/20	14,381	19,080	14,717
9/20	14,096	18,357	14,416
10/20	13,878	17,938	14,226
11/20	15,111	19,966	15,434
12/20	15,644	20,787	15,933
1/21	15,493	20,647	15,890
2/21	15,845	21,293	16,156
3/21	16,116	22,224	16,448
4/21	16,679	23,378	16,951
5/21	16,840	23,543	17,129
6/21	16,980	24,032	17,257
7/21	17,141	24,544	17,385
8/21	17,362	25,268	17,657
9/21	16,819	24,117	17,178
10/21	17,412	25,769	17,721
11/21	17,051	25,547	17,441
12/21	17,544	26,700	17,941
1/22	16,780	25,274	17,213
2/22	16,355	24,602	16,961
3/22	16,366	25,462	17,056
4/22	15,309	23,270	16,041
5/22	15,385	23,329	16,106
6/22	14,436	21,384	15,144
7/22	15,287	23,379	15,968
8/22	14,742	22,437	15,482
9/22	13,651	20,367	14,390
10/22	14,164	22,066	14,975
11/22	14,981	23,298	15,817
12/22	14,508	21,953	15,436
1/23	15,367	23,388	16,267
2/23	14,949	22,833	15,916
3/23	15,212	23,525	16,235
4/23	15,379	23,835	16,403
5/23	15,152	23,879	16,203
6/23	15,713	25,498	16,754
7/23	16,023	26,345	17,117
8/23	15,725	25,889	16,815
9/23	15,140	24,641	16,254
10/23	14,758	24,054	15,866
11/23	15,844	26,238	16,956
12/23	16,613	27,544	17,719
1/24	16,600	27,912	17,733
2/24	16,959	29,397	18,080
3/24	17,355	30,383	18,474
4/24	16,786	29,097	17,958
5/24	17,269	30,531	18,509
6/24	17,392	31,496	18,738
7/24	17,801	32,029	19,158
8/24	18,148	32,728	19,514
9/24	18,408	33,399	19,858
10/24	18,011	33,085	19,416

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	22.04%	6.43%	6.06%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 5,483,562,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		38.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,483,562 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 38.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019753
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2030 Fund
Class Name		R-4
Trading Symbol		PTCSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$42	0.38%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $18,367	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,116	10,252	10,113
12/14	10,033	10,246	10,024
1/15	9,971	9,952	9,960
2/15	10,347	10,519	10,345
3/15	10,286	10,388	10,282
4/15	10,389	10,456	10,382
5/15	10,436	10,596	10,431
6/15	10,252	10,406	10,250
7/15	10,354	10,598	10,365
8/15	9,848	9,965	9,876
9/15	9,616	9,709	9,667
10/15	10,088	10,500	10,174
11/15	10,067	10,547	10,176
12/15	9,904	10,349	9,994
1/16	9,480	9,826	9,642
2/16	9,420	9,828	9,614
3/16	9,919	10,511	10,146
4/16	10,008	10,561	10,226
5/16	10,082	10,754	10,307
6/16	10,075	10,785	10,351
7/16	10,373	11,192	10,645
8/16	10,395	11,214	10,667
9/16	10,425	11,213	10,701
10/16	10,239	10,993	10,518
11/16	10,313	11,464	10,648
12/16	10,441	11,698	10,828
1/17	10,672	11,909	11,005
2/17	10,895	12,360	11,233
3/17	10,957	12,369	11,310
4/17	11,134	12,494	11,440
5/17	11,303	12,638	11,588
6/17	11,349	12,735	11,650
7/17	11,588	12,983	11,851
8/17	11,650	12,994	11,869
9/17	11,842	13,301	12,070
10/17	12,027	13,605	12,246
11/17	12,212	14,030	12,456
12/17	12,315	14,170	12,581
1/18	12,818	14,939	12,981
2/18	12,332	14,380	12,577
3/18	12,218	14,067	12,462
4/18	12,283	14,118	12,519
5/18	12,356	14,492	12,655
6/18	12,315	14,582	12,636
7/18	12,591	15,102	12,889
8/18	12,705	15,601	13,042
9/18	12,705	15,654	13,034
10/18	11,910	14,538	12,305
11/18	12,024	14,842	12,472
12/18	11,362	13,467	11,827
1/19	12,094	14,577	12,541
2/19	12,381	15,060	12,801
3/19	12,538	15,304	12,938
4/19	12,878	15,923	13,250
5/19	12,399	14,884	12,735
6/19	13,009	15,940	13,338
7/19	13,061	16,165	13,394
8/19	12,982	15,870	13,262
9/19	13,113	16,185	13,455
10/19	13,314	16,523	13,691
11/19	13,575	17,114	13,928
12/19	13,862	17,628	14,237
1/20	13,853	17,575	14,173
2/20	13,207	16,108	13,419
3/20	11,667	14,001	12,047
4/20	12,681	15,806	13,022
5/20	13,207	16,580	13,462
6/20	13,474	16,909	13,727
7/20	14,046	17,847	14,225
8/20	14,544	19,080	14,717
9/20	14,258	18,357	14,416
10/20	14,046	17,938	14,226
11/20	15,282	19,966	15,434
12/20	15,828	20,787	15,933
1/21	15,672	20,647	15,890
2/21	16,043	21,293	16,156
3/21	16,316	22,224	16,448
4/21	16,882	23,378	16,951
5/21	17,057	23,543	17,129
6/21	17,194	24,032	17,257
7/21	17,360	24,544	17,385
8/21	17,594	25,268	17,657
9/21	17,048	24,117	17,178
10/21	17,653	25,769	17,721
11/21	17,282	25,547	17,441
12/21	17,795	26,700	17,941
1/22	17,023	25,274	17,213
2/22	16,580	24,602	16,961
3/22	16,601	25,462	17,056
4/22	15,533	23,270	16,041
5/22	15,607	23,329	16,106
6/22	14,656	21,384	15,144
7/22	15,523	23,379	15,968
8/22	14,963	22,437	15,482
9/22	13,864	20,367	14,390
10/22	14,382	22,066	14,975
11/22	15,216	23,298	15,817
12/22	14,743	21,953	15,436
1/23	15,620	23,388	16,267
2/23	15,182	22,833	15,916
3/23	15,458	23,525	16,235
4/23	15,631	23,835	16,403
5/23	15,401	23,879	16,203
6/23	15,978	25,498	16,754
7/23	16,289	26,345	17,117
8/23	16,001	25,889	16,815
9/23	15,401	24,641	16,254
10/23	15,020	24,054	15,866
11/23	16,127	26,238	16,956
12/23	16,907	27,544	17,719
1/24	16,907	27,912	17,733
2/24	17,266	29,397	18,080
3/24	17,673	30,383	18,474
4/24	17,098	29,097	17,958
5/24	17,589	30,531	18,509
6/24	17,721	31,496	18,738
7/24	18,127	32,029	19,158
8/24	18,486	32,728	19,514
9/24	18,761	33,399	19,858
10/24	18,367	33,085	19,416

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	22.28%	6.65%	6.27%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 5,483,562,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		38.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,483,562 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 38.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019752
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2030 Fund
Class Name		R-5
Trading Symbol		PTCPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.26%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $18,579	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,118	10,252	10,113
12/14	10,037	10,246	10,024
1/15	9,974	9,952	9,960
2/15	10,353	10,519	10,345
3/15	10,297	10,388	10,282
4/15	10,395	10,456	10,382
5/15	10,444	10,596	10,431
6/15	10,261	10,406	10,250
7/15	10,360	10,598	10,365
8/15	9,861	9,965	9,876
9/15	9,630	9,709	9,667
10/15	10,100	10,500	10,174
11/15	10,086	10,547	10,176
12/15	9,915	10,349	9,994
1/16	9,494	9,826	9,642
2/16	9,432	9,828	9,614
3/16	9,938	10,511	10,146
4/16	10,030	10,561	10,226
5/16	10,099	10,754	10,307
6/16	10,091	10,785	10,351
7/16	10,398	11,192	10,645
8/16	10,421	11,214	10,667
9/16	10,452	11,213	10,701
10/16	10,268	10,993	10,518
11/16	10,344	11,464	10,648
12/16	10,463	11,698	10,828
1/17	10,701	11,909	11,005
2/17	10,923	12,360	11,233
3/17	10,995	12,369	11,310
4/17	11,170	12,494	11,440
5/17	11,336	12,638	11,588
6/17	11,384	12,735	11,650
7/17	11,622	12,983	11,851
8/17	11,694	12,994	11,869
9/17	11,885	13,301	12,070
10/17	12,067	13,605	12,246
11/17	12,250	14,030	12,456
12/17	12,368	14,170	12,581
1/18	12,863	14,939	12,981
2/18	12,376	14,380	12,577
3/18	12,267	14,067	12,462
4/18	12,334	14,118	12,519
5/18	12,410	14,492	12,655
6/18	12,368	14,582	12,636
7/18	12,644	15,102	12,889
8/18	12,762	15,601	13,042
9/18	12,770	15,654	13,034
10/18	11,965	14,538	12,305
11/18	12,082	14,842	12,472
12/18	11,419	13,467	11,827
1/19	12,152	14,577	12,541
2/19	12,442	15,060	12,801
3/19	12,605	15,304	12,938
4/19	12,949	15,923	13,250
5/19	12,460	14,884	12,735
6/19	13,076	15,940	13,338
7/19	13,140	16,165	13,394
8/19	13,058	15,870	13,262
9/19	13,194	16,185	13,455
10/19	13,393	16,523	13,691
11/19	13,656	17,114	13,928
12/19	13,941	17,628	14,237
1/20	13,931	17,575	14,173
2/20	13,287	16,108	13,419
3/20	11,747	14,001	12,047
4/20	12,767	15,806	13,022
5/20	13,296	16,580	13,462
6/20	13,566	16,909	13,727
7/20	14,143	17,847	14,225
8/20	14,653	19,080	14,717
9/20	14,364	18,357	14,416
10/20	14,143	17,938	14,226
11/20	15,394	19,966	15,434
12/20	15,944	20,787	15,933
1/21	15,791	20,647	15,890
2/21	16,159	21,293	16,156
3/21	16,445	22,224	16,448
4/21	17,017	23,378	16,951
5/21	17,191	23,543	17,129
6/21	17,334	24,032	17,257
7/21	17,507	24,544	17,385
8/21	17,742	25,268	17,657
9/21	17,191	24,117	17,178
10/21	17,803	25,769	17,721
11/21	17,436	25,547	17,441
12/21	17,947	26,700	17,941
1/22	17,169	25,274	17,213
2/22	16,725	24,602	16,961
3/22	16,747	25,462	17,056
4/22	15,669	23,270	16,041
5/22	15,758	23,329	16,106
6/22	14,791	21,384	15,144
7/22	15,658	23,379	15,968
8/22	15,102	22,437	15,482
9/22	13,991	20,367	14,390
10/22	14,524	22,066	14,975
11/22	15,358	23,298	15,817
12/22	14,884	21,953	15,436
1/23	15,774	23,388	16,267
2/23	15,335	22,833	15,916
3/23	15,616	23,525	16,235
4/23	15,799	23,835	16,403
5/23	15,555	23,879	16,203
6/23	16,153	25,498	16,754
7/23	16,470	26,345	17,117
8/23	16,165	25,889	16,815
9/23	15,567	24,641	16,254
10/23	15,177	24,054	15,866
11/23	16,299	26,238	16,956
12/23	17,094	27,544	17,719
1/24	17,094	27,912	17,733
2/24	17,450	29,397	18,080
3/24	17,869	30,383	18,474
4/24	17,285	29,097	17,958
5/24	17,792	30,531	18,509
6/24	17,932	31,496	18,738
7/24	18,351	32,029	19,158
8/24	18,706	32,728	19,514
9/24	18,985	33,399	19,858
10/24	18,579	33,085	19,416

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	22.42%	6.77%	6.39%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 5,483,562,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		38.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,483,562 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 38.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063439
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2035 Fund
Class Name		Institutional
Trading Symbol		LTIUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2035. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $20,082	S&P 1500 Index TR $33,085	S&P Target Date 2035 Index $20,775
10/14	10,000	10,000	10,000
11/14	10,132	10,252	10,120
12/14	10,047	10,246	10,023
1/15	9,967	9,952	9,939
2/15	10,382	10,519	10,362
3/15	10,311	10,388	10,293
4/15	10,417	10,456	10,402
5/15	10,478	10,596	10,460
6/15	10,311	10,406	10,269
7/15	10,408	10,598	10,389
8/15	9,879	9,965	9,861
9/15	9,641	9,709	9,632
10/15	10,152	10,500	10,178
11/15	10,135	10,547	10,183
12/15	9,967	10,349	9,988
1/16	9,492	9,826	9,598
2/16	9,427	9,828	9,561
3/16	9,948	10,511	10,127
4/16	10,042	10,561	10,212
5/16	10,116	10,754	10,300
6/16	10,088	10,785	10,332
7/16	10,414	11,192	10,649
8/16	10,432	11,214	10,675
9/16	10,460	11,213	10,710
10/16	10,265	10,993	10,516
11/16	10,377	11,464	10,678
12/16	10,499	11,698	10,873
1/17	10,751	11,909	11,064
2/17	10,984	12,360	11,310
3/17	11,061	12,369	11,395
4/17	11,246	12,494	11,532
5/17	11,420	12,638	11,690
6/17	11,488	12,735	11,762
7/17	11,741	12,983	11,987
8/17	11,808	12,994	11,998
9/17	12,032	13,301	12,230
10/17	12,245	13,605	12,430
11/17	12,459	14,030	12,667
12/17	12,567	14,170	12,805
1/18	13,120	14,939	13,277
2/18	12,629	14,380	12,824
3/18	12,516	14,067	12,684
4/18	12,577	14,118	12,756
5/18	12,690	14,492	12,902
6/18	12,649	14,582	12,877
7/18	12,946	15,102	13,165
8/18	13,110	15,601	13,332
9/18	13,110	15,654	13,330
10/18	12,250	14,538	12,496
11/18	12,383	14,842	12,682
12/18	11,644	13,467	11,924
1/19	12,460	14,577	12,722
2/19	12,780	15,060	13,018
3/19	12,934	15,304	13,149
4/19	13,309	15,923	13,505
5/19	12,758	14,884	12,889
6/19	13,431	15,940	13,567
7/19	13,497	16,165	13,624
8/19	13,409	15,870	13,433
9/19	13,552	16,185	13,665
10/19	13,773	16,523	13,936
11/19	14,070	17,114	14,207
12/19	14,377	17,628	14,568
1/20	14,330	17,575	14,460
2/20	13,572	16,108	13,558
3/20	11,880	14,001	11,990
4/20	13,016	15,806	13,066
5/20	13,620	16,580	13,556
6/20	13,915	16,909	13,855
7/20	14,554	17,847	14,408
8/20	15,122	19,080	15,004
9/20	14,815	18,357	14,645
10/20	14,602	17,938	14,429
11/20	15,998	19,966	15,840
12/20	16,635	20,787	16,431
1/21	16,498	20,647	16,391
2/21	16,934	21,293	16,747
3/21	17,258	22,224	17,126
4/21	17,919	23,378	17,716
5/21	18,106	23,543	17,924
6/21	18,281	24,032	18,059
7/21	18,468	24,544	18,184
8/21	18,767	25,268	18,523
9/21	18,119	24,117	17,949
10/21	18,829	25,769	18,617
11/21	18,381	25,547	18,263
12/21	18,983	26,700	18,884
1/22	18,087	25,274	18,042
2/22	17,606	24,602	17,750
3/22	17,686	25,462	17,935
4/22	16,469	23,270	16,764
5/22	16,550	23,329	16,836
6/22	15,454	21,384	15,684
7/22	16,456	23,379	16,649
8/22	15,841	22,437	16,090
9/22	14,598	20,367	14,822
10/22	15,280	22,066	15,544
11/22	16,229	23,298	16,524
12/22	15,666	21,953	16,054
1/23	16,672	23,388	17,029
2/23	16,198	22,833	16,627
3/23	16,485	23,525	16,966
4/23	16,701	23,835	17,162
5/23	16,442	23,879	16,929
6/23	17,175	25,498	17,625
7/23	17,563	26,345	18,078
8/23	17,218	25,889	17,714
9/23	16,543	24,641	17,072
10/23	16,126	24,054	16,624
11/23	17,391	26,238	17,873
12/23	18,255	27,544	18,724
1/24	18,255	27,912	18,748
2/24	18,750	29,397	19,230
3/24	19,244	30,383	19,703
4/24	18,600	29,097	19,112
5/24	19,184	30,531	19,762
6/24	19,334	31,496	20,014
7/24	19,798	32,029	20,473
8/24	20,202	32,728	20,877
9/24	20,517	33,399	21,266
10/24	20,082	33,085	20,775

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	24.53%	7.84%	7.22%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2035 Index	24.97%	8.31%	7.59%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,988,066,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		36.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,988,066 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 36.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063436
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2035 Fund
Class Name		R-1
Trading Symbol		LTANX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$98	0.88%

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2035. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $18,388	S&P 1500 Index TR $33,085	S&P Target Date 2035 Index $20,775
10/14	10,000	10,000	10,000
11/14	10,117	10,252	10,120
12/14	10,030	10,246	10,023
1/15	9,941	9,952	9,939
2/15	10,342	10,519	10,362
3/15	10,271	10,388	10,293
4/15	10,369	10,456	10,402
5/15	10,422	10,596	10,460
6/15	10,244	10,406	10,269
7/15	10,342	10,598	10,389
8/15	9,808	9,965	9,861
9/15	9,558	9,709	9,632
10/15	10,057	10,500	10,178
11/15	10,039	10,547	10,183
12/15	9,864	10,349	9,988
1/16	9,388	9,826	9,598
2/16	9,313	9,828	9,561
3/16	9,827	10,511	10,127
4/16	9,910	10,561	10,212
5/16	9,976	10,754	10,300
6/16	9,938	10,785	10,332
7/16	10,246	11,192	10,649
8/16	10,256	11,214	10,675
9/16	10,284	11,213	10,710
10/16	10,078	10,993	10,516
11/16	10,190	11,464	10,678
12/16	10,305	11,698	10,873
1/17	10,537	11,909	11,064
2/17	10,759	12,360	11,310
3/17	10,836	12,369	11,395
4/17	11,000	12,494	11,532
5/17	11,164	12,638	11,690
6/17	11,222	12,735	11,762
7/17	11,464	12,983	11,987
8/17	11,522	12,994	11,998
9/17	11,725	13,301	12,230
10/17	11,927	13,605	12,430
11/17	12,121	14,030	12,667
12/17	12,226	14,170	12,805
1/18	12,752	14,939	13,277
2/18	12,266	14,380	12,824
3/18	12,145	14,067	12,684
4/18	12,195	14,118	12,756
5/18	12,297	14,492	12,902
6/18	12,256	14,582	12,877
7/18	12,529	15,102	13,165
8/18	12,671	15,601	13,332
9/18	12,671	15,654	13,330
10/18	11,831	14,538	12,496
11/18	11,953	14,842	12,682
12/18	11,223	13,467	11,924
1/19	12,011	14,577	12,722
2/19	12,303	15,060	13,018
3/19	12,443	15,304	13,149
4/19	12,789	15,923	13,505
5/19	12,260	14,884	12,889
6/19	12,897	15,940	13,567
7/19	12,951	16,165	13,624
8/19	12,854	15,870	13,433
9/19	12,983	16,185	13,665
10/19	13,178	16,523	13,936
11/19	13,459	17,114	14,207
12/19	13,748	17,628	14,568
1/20	13,690	17,575	14,460
2/20	12,954	16,108	13,558
3/20	11,332	14,001	11,990
4/20	12,413	15,806	13,066
5/20	12,966	16,580	13,556
6/20	13,242	16,909	13,855
7/20	13,840	17,847	14,408
8/20	14,369	19,080	15,004
9/20	14,070	18,357	14,645
10/20	13,851	17,938	14,429
11/20	15,163	19,966	15,840
12/20	15,758	20,787	16,431
1/21	15,626	20,647	16,391
2/21	16,023	21,293	16,747
3/21	16,312	22,224	17,126
4/21	16,926	23,378	17,716
5/21	17,083	23,543	17,924
6/21	17,239	24,032	18,059
7/21	17,408	24,544	18,184
8/21	17,684	25,268	18,523
9/21	17,058	24,117	17,949
10/21	17,709	25,769	18,617
11/21	17,275	25,547	18,263
12/21	17,829	26,700	18,884
1/22	16,971	25,274	18,042
2/22	16,509	24,602	17,750
3/22	16,573	25,462	17,935
4/22	15,420	23,270	16,764
5/22	15,484	23,329	16,836
6/22	14,445	21,384	15,684
7/22	15,381	23,379	16,649
8/22	14,792	22,437	16,090
9/22	13,625	20,367	14,822
10/22	14,240	22,066	15,544
11/22	15,112	23,298	16,524
12/22	14,574	21,953	16,054
1/23	15,505	23,388	17,029
2/23	15,053	22,833	16,627
3/23	15,313	23,525	16,966
4/23	15,505	23,835	17,162
5/23	15,245	23,879	16,929
6/23	15,915	25,498	17,625
7/23	16,257	26,345	18,078
8/23	15,929	25,889	17,714
9/23	15,299	24,641	17,072
10/23	14,902	24,054	16,624
11/23	16,052	26,238	17,873
12/23	16,845	27,544	18,724
1/24	16,845	27,912	18,748
2/24	17,270	29,397	19,230
3/24	17,722	30,383	19,703
4/24	17,114	29,097	19,112
5/24	17,638	30,531	19,762
6/24	17,765	31,496	20,014
7/24	18,175	32,029	20,473
8/24	18,529	32,728	20,877
9/24	18,798	33,399	21,266
10/24	18,388	33,085	20,775

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	23.39%	6.89%	6.28%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2035 Index	24.97%	8.31%	7.59%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,988,066,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		36.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,988,066 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 36.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063435
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2035 Fund
Class Name		R-3
Trading Symbol		LTAOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$64	0.57%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2035. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $18,970	S&P 1500 Index TR $33,085	S&P Target Date 2035 Index $20,775
10/14	10,000	10,000	10,000
11/14	10,117	10,252	10,120
12/14	10,037	10,246	10,023
1/15	9,948	9,952	9,939
2/15	10,358	10,519	10,362
3/15	10,286	10,388	10,293
4/15	10,384	10,456	10,402
5/15	10,447	10,596	10,460
6/15	10,269	10,406	10,269
7/15	10,366	10,598	10,389
8/15	9,833	9,965	9,861
9/15	9,583	9,709	9,632
10/15	10,091	10,500	10,178
11/15	10,073	10,547	10,183
12/15	9,904	10,349	9,988
1/16	9,427	9,826	9,598
2/16	9,352	9,828	9,561
3/16	9,867	10,511	10,127
4/16	9,951	10,561	10,212
5/16	10,026	10,754	10,300
6/16	9,988	10,785	10,332
7/16	10,306	11,192	10,649
8/16	10,316	11,214	10,675
9/16	10,344	11,213	10,710
10/16	10,147	10,993	10,516
11/16	10,250	11,464	10,678
12/16	10,373	11,698	10,873
1/17	10,606	11,909	11,064
2/17	10,839	12,360	11,310
3/17	10,917	12,369	11,395
4/17	11,091	12,494	11,532
5/17	11,256	12,638	11,690
6/17	11,315	12,735	11,762
7/17	11,557	12,983	11,987
8/17	11,615	12,994	11,998
9/17	11,829	13,301	12,230
10/17	12,033	13,605	12,430
11/17	12,237	14,030	12,667
12/17	12,349	14,170	12,805
1/18	12,879	14,939	13,277
2/18	12,390	14,380	12,824
3/18	12,278	14,067	12,684
4/18	12,329	14,118	12,756
5/18	12,441	14,492	12,902
6/18	12,390	14,582	12,877
7/18	12,675	15,102	13,165
8/18	12,828	15,601	13,332
9/18	12,828	15,654	13,330
10/18	11,982	14,538	12,496
11/18	12,104	14,842	12,682
12/18	11,368	13,467	11,924
1/19	12,165	14,577	12,722
2/19	12,471	15,060	13,018
3/19	12,624	15,304	13,149
4/19	12,973	15,923	13,505
5/19	12,438	14,884	12,889
6/19	13,083	15,940	13,567
7/19	13,148	16,165	13,624
8/19	13,039	15,870	13,433
9/19	13,181	16,185	13,665
10/19	13,388	16,523	13,936
11/19	13,672	17,114	14,207
12/19	13,969	17,628	14,568
1/20	13,911	17,575	14,460
2/20	13,176	16,108	13,558
3/20	11,530	14,001	11,990
4/20	12,627	15,806	13,066
5/20	13,199	16,580	13,556
6/20	13,479	16,909	13,855
7/20	14,098	17,847	14,408
8/20	14,634	19,080	15,004
9/20	14,331	18,357	14,645
10/20	14,109	17,938	14,429
11/20	15,451	19,966	15,840
12/20	16,071	20,787	16,431
1/21	15,924	20,647	16,391
2/21	16,340	21,293	16,747
3/21	16,647	22,224	17,126
4/21	17,271	23,378	17,716
5/21	17,443	23,543	17,924
6/21	17,602	24,032	18,059
7/21	17,773	24,544	18,184
8/21	18,055	25,268	18,523
9/21	17,430	24,117	17,949
10/21	18,104	25,769	18,617
11/21	17,663	25,547	18,263
12/21	18,232	26,700	18,884
1/22	17,369	25,274	18,042
2/22	16,898	24,602	17,750
3/22	16,951	25,462	17,935
4/22	15,787	23,270	16,764
5/22	15,865	23,329	16,836
6/22	14,793	21,384	15,684
7/22	15,760	23,379	16,649
8/22	15,159	22,437	16,090
9/22	13,955	20,367	14,822
10/22	14,609	22,066	15,544
11/22	15,499	23,298	16,524
12/22	14,954	21,953	16,054
1/23	15,906	23,388	17,029
2/23	15,458	22,833	16,627
3/23	15,724	23,525	16,966
4/23	15,920	23,835	17,162
5/23	15,668	23,879	16,929
6/23	16,354	25,498	17,625
7/23	16,718	26,345	18,078
8/23	16,382	25,889	17,714
9/23	15,738	24,641	17,072
10/23	15,332	24,054	16,624
11/23	16,522	26,238	17,873
12/23	17,329	27,544	18,724
1/24	17,329	27,912	18,748
2/24	17,779	29,397	19,230
3/24	18,244	30,383	19,703
4/24	17,619	29,097	19,112
5/24	18,171	30,531	19,762
6/24	18,302	31,496	20,014
7/24	18,723	32,029	20,473
8/24	19,116	32,728	20,877
9/24	19,392	33,399	21,266
10/24	18,970	33,085	20,775

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	23.73%	7.22%	6.61%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2035 Index	24.97%	8.31%	7.59%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,988,066,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		36.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,988,066 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 36.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063438
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2035 Fund
Class Name		R-4
Trading Symbol		LTSEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$43	0.38%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2035. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $19,338	S&P 1500 Index TR $33,085	S&P Target Date 2035 Index $20,775
10/14	10,000	10,000	10,000
11/14	10,125	10,252	10,120
12/14	10,039	10,246	10,023
1/15	9,960	9,952	9,939
2/15	10,367	10,519	10,362
3/15	10,296	10,388	10,293
4/15	10,394	10,456	10,402
5/15	10,456	10,596	10,460
6/15	10,279	10,406	10,269
7/15	10,376	10,598	10,389
8/15	9,844	9,965	9,861
9/15	9,605	9,709	9,632
10/15	10,110	10,500	10,178
11/15	10,092	10,547	10,183
12/15	9,930	10,349	9,988
1/16	9,445	9,826	9,598
2/16	9,380	9,828	9,561
3/16	9,902	10,511	10,127
4/16	9,986	10,561	10,212
5/16	10,051	10,754	10,300
6/16	10,023	10,785	10,332
7/16	10,340	11,192	10,649
8/16	10,359	11,214	10,675
9/16	10,387	11,213	10,710
10/16	10,182	10,993	10,516
11/16	10,294	11,464	10,678
12/16	10,417	11,698	10,873
1/17	10,660	11,909	11,064
2/17	10,892	12,360	11,310
3/17	10,960	12,369	11,395
4/17	11,144	12,494	11,532
5/17	11,309	12,638	11,690
6/17	11,377	12,735	11,762
7/17	11,619	12,983	11,987
8/17	11,687	12,994	11,998
9/17	11,900	13,301	12,230
10/17	12,104	13,605	12,430
11/17	12,307	14,030	12,667
12/17	12,424	14,170	12,805
1/18	12,963	14,939	13,277
2/18	12,464	14,380	12,824
3/18	12,363	14,067	12,684
4/18	12,414	14,118	12,756
5/18	12,526	14,492	12,902
6/18	12,485	14,582	12,877
7/18	12,760	15,102	13,165
8/18	12,923	15,601	13,332
9/18	12,923	15,654	13,330
10/18	12,067	14,538	12,496
11/18	12,200	14,842	12,682
12/18	11,456	13,467	11,924
1/19	12,265	14,577	12,722
2/19	12,571	15,060	13,018
3/19	12,724	15,304	13,149
4/19	13,085	15,923	13,505
5/19	12,538	14,884	12,889
6/19	13,205	15,940	13,567
7/19	13,259	16,165	13,624
8/19	13,161	15,870	13,433
9/19	13,303	16,185	13,665
10/19	13,522	16,523	13,936
11/19	13,806	17,114	14,207
12/19	14,100	17,628	14,568
1/20	14,054	17,575	14,460
2/20	13,305	16,108	13,558
3/20	11,645	14,001	11,990
4/20	12,756	15,806	13,066
5/20	13,340	16,580	13,556
6/20	13,621	16,909	13,855
7/20	14,252	17,847	14,408
8/20	14,802	19,080	15,004
9/20	14,486	18,357	14,645
10/20	14,276	17,938	14,429
11/20	15,632	19,966	15,840
12/20	16,253	20,787	16,431
1/21	16,118	20,647	16,391
2/21	16,536	21,293	16,747
3/21	16,855	22,224	17,126
4/21	17,482	23,378	17,716
5/21	17,654	23,543	17,924
6/21	17,826	24,032	18,059
7/21	18,010	24,544	18,184
8/21	18,293	25,268	18,523
9/21	17,654	24,117	17,949
10/21	18,342	25,769	18,617
11/21	17,900	25,547	18,263
12/21	18,473	26,700	18,884
1/22	17,606	25,274	18,042
2/22	17,134	24,602	17,750
3/22	17,199	25,462	17,935
4/22	16,005	23,270	16,764
5/22	16,096	23,329	16,836
6/22	15,007	21,384	15,684
7/22	15,991	23,379	16,649
8/22	15,388	22,437	16,090
9/22	14,166	20,367	14,822
10/22	14,836	22,066	15,544
11/22	15,742	23,298	16,524
12/22	15,182	21,953	16,054
1/23	16,153	23,388	17,029
2/23	15,703	22,833	16,627
3/23	15,984	23,525	16,966
4/23	16,181	23,835	17,162
5/23	15,928	23,879	16,929
6/23	16,632	25,498	17,625
7/23	16,997	26,345	18,078
8/23	16,660	25,889	17,714
9/23	15,998	24,641	17,072
10/23	15,590	24,054	16,624
11/23	16,800	26,238	17,873
12/23	17,643	27,544	18,724
1/24	17,643	27,912	18,748
2/24	18,096	29,397	19,230
3/24	18,578	30,383	19,703
4/24	17,935	29,097	19,112
5/24	18,505	30,531	19,762
6/24	18,637	31,496	20,014
7/24	19,075	32,029	20,473
8/24	19,470	32,728	20,877
9/24	19,762	33,399	21,266
10/24	19,338	33,085	20,775

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	24.04%	7.42%	6.82%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2035 Index	24.97%	8.31%	7.59%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,988,066,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		36.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,988,066 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 36.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063437
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2035 Fund
Class Name		R-5
Trading Symbol		LTPEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.26%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2035. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $19,576	S&P 1500 Index TR $33,085	S&P Target Date 2035 Index $20,775
10/14	10,000	10,000	10,000
11/14	10,124	10,252	10,120
12/14	10,041	10,246	10,023
1/15	9,961	9,952	9,939
2/15	10,368	10,519	10,362
3/15	10,297	10,388	10,293
4/15	10,403	10,456	10,402
5/15	10,465	10,596	10,460
6/15	10,288	10,406	10,269
7/15	10,386	10,598	10,389
8/15	9,855	9,965	9,861
9/15	9,617	9,709	9,632
10/15	10,121	10,500	10,178
11/15	10,112	10,547	10,183
12/15	9,944	10,349	9,988
1/16	9,460	9,826	9,598
2/16	9,395	9,828	9,561
3/16	9,916	10,511	10,127
4/16	10,000	10,561	10,212
5/16	10,074	10,754	10,300
6/16	10,046	10,785	10,332
7/16	10,363	11,192	10,649
8/16	10,381	11,214	10,675
9/16	10,409	11,213	10,710
10/16	10,214	10,993	10,516
11/16	10,316	11,464	10,678
12/16	10,441	11,698	10,873
1/17	10,683	11,909	11,064
2/17	10,916	12,360	11,310
3/17	10,993	12,369	11,395
4/17	11,177	12,494	11,532
5/17	11,351	12,638	11,690
6/17	11,410	12,735	11,762
7/17	11,661	12,983	11,987
8/17	11,720	12,994	11,998
9/17	11,942	13,301	12,230
10/17	12,146	13,605	12,430
11/17	12,359	14,030	12,667
12/17	12,468	14,170	12,805
1/18	13,008	14,939	13,277
2/18	12,519	14,380	12,824
3/18	12,407	14,067	12,684
4/18	12,468	14,118	12,756
5/18	12,580	14,492	12,902
6/18	12,539	14,582	12,877
7/18	12,825	15,102	13,165
8/18	12,978	15,601	13,332
9/18	12,988	15,654	13,330
10/18	12,131	14,538	12,496
11/18	12,254	14,842	12,682
12/18	11,518	13,467	11,924
1/19	12,329	14,577	12,722
2/19	12,647	15,060	13,018
3/19	12,800	15,304	13,149
4/19	13,162	15,923	13,505
5/19	12,614	14,884	12,889
6/19	13,271	15,940	13,567
7/19	13,337	16,165	13,624
8/19	13,238	15,870	13,433
9/19	13,381	16,185	13,665
10/19	13,600	16,523	13,936
11/19	13,885	17,114	14,207
12/19	14,196	17,628	14,568
1/20	14,149	17,575	14,460
2/20	13,398	16,108	13,558
3/20	11,720	14,001	11,990
4/20	12,835	15,806	13,066
5/20	13,422	16,580	13,556
6/20	13,715	16,909	13,855
7/20	14,348	17,847	14,408
8/20	14,900	19,080	15,004
9/20	14,595	18,357	14,645
10/20	14,384	17,938	14,429
11/20	15,756	19,966	15,840
12/20	16,377	20,787	16,431
1/21	16,241	20,647	16,391
2/21	16,673	21,293	16,747
3/21	16,981	22,224	17,126
4/21	17,623	23,378	17,716
5/21	17,796	23,543	17,924
6/21	17,969	24,032	18,059
7/21	18,154	24,544	18,184
8/21	18,450	25,268	18,523
9/21	17,808	24,117	17,949
10/21	18,499	25,769	18,617
11/21	18,055	25,547	18,263
12/21	18,644	26,700	18,884
1/22	17,759	25,274	18,042
2/22	17,284	24,602	17,750
3/22	17,350	25,462	17,935
4/22	16,148	23,270	16,764
5/22	16,241	23,329	16,836
6/22	15,145	21,384	15,684
7/22	16,135	23,379	16,649
8/22	15,528	22,437	16,090
9/22	14,313	20,367	14,822
10/22	14,973	22,066	15,544
11/22	15,897	23,298	16,524
12/22	15,342	21,953	16,054
1/23	16,319	23,388	17,029
2/23	15,866	22,833	16,627
3/23	16,135	23,525	16,966
4/23	16,348	23,835	17,162
5/23	16,093	23,879	16,929
6/23	16,801	25,498	17,625
7/23	17,169	26,345	18,078
8/23	16,843	25,889	17,714
9/23	16,178	24,641	17,072
10/23	15,767	24,054	16,624
11/23	16,985	26,238	17,873
12/23	17,838	27,544	18,724
1/24	17,838	27,912	18,748
2/24	18,309	29,397	19,230
3/24	18,795	30,383	19,703
4/24	18,147	29,097	19,112
5/24	18,721	30,531	19,762
6/24	18,854	31,496	20,014
7/24	19,310	32,029	20,473
8/24	19,708	32,728	20,877
9/24	20,003	33,399	21,266
10/24	19,576	33,085	20,775

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	24.16%	7.56%	6.95%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2035 Index	24.97%	8.31%	7.59%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,988,066,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		36.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,988,066 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 36.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019765
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2040 Fund
Class Name		Class A
Trading Symbol		PTDAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.35%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $19,186	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	9,451	10,000	10,000
11/14	9,573	10,252	10,123
12/14	9,486	10,246	10,020
1/15	9,389	9,952	9,923
2/15	9,806	10,519	10,372
3/15	9,734	10,388	10,298
4/15	9,832	10,456	10,417
5/15	9,890	10,596	10,477
6/15	9,721	10,406	10,281
7/15	9,825	10,598	10,404
8/15	9,284	9,965	9,847
9/15	9,043	9,709	9,603
10/15	9,558	10,500	10,177
11/15	9,539	10,547	10,185
12/15	9,378	10,349	9,980
1/16	8,892	9,826	9,563
2/16	8,816	9,828	9,519
3/16	9,336	10,511	10,111
4/16	9,420	10,561	10,198
5/16	9,489	10,754	10,290
6/16	9,447	10,785	10,314
7/16	9,766	11,192	10,648
8/16	9,780	11,214	10,677
9/16	9,808	11,213	10,713
10/16	9,614	10,993	10,512
11/16	9,732	11,464	10,695
12/16	9,850	11,698	10,900
1/17	10,089	11,909	11,103
2/17	10,321	12,360	11,360
3/17	10,394	12,369	11,452
4/17	10,568	12,494	11,593
5/17	10,734	12,638	11,759
6/17	10,800	12,735	11,838
7/17	11,046	12,983	12,076
8/17	11,104	12,994	12,081
9/17	11,322	13,301	12,336
10/17	11,525	13,605	12,552
11/17	11,735	14,030	12,811
12/17	11,844	14,170	12,956
1/18	12,396	14,939	13,476
2/18	11,905	14,380	12,989
3/18	11,798	14,067	12,834
4/18	11,851	14,118	12,916
5/18	11,967	14,492	13,073
6/18	11,921	14,582	13,044
7/18	12,212	15,102	13,355
8/18	12,366	15,601	13,529
9/18	12,373	15,654	13,530
10/18	11,506	14,538	12,629
11/18	11,637	14,842	12,825
12/18	10,872	13,467	11,997
1/19	11,684	14,577	12,848
2/19	12,002	15,060	13,167
3/19	12,144	15,304	13,295
4/19	12,512	15,923	13,680
5/19	11,935	14,884	13,001
6/19	12,604	15,940	13,730
7/19	12,663	16,165	13,789
8/19	12,537	15,870	13,553
9/19	12,688	16,185	13,812
10/19	12,914	16,523	14,106
11/19	13,224	17,114	14,402
12/19	13,534	17,628	14,800
1/20	13,462	17,575	14,660
2/20	12,664	16,108	13,655
3/20	10,979	14,001	11,953
4/20	12,091	15,806	13,097
5/20	12,673	16,580	13,624
6/20	12,951	16,909	13,945
7/20	13,579	17,847	14,533
8/20	14,143	19,080	15,198
9/20	13,829	18,357	14,801
10/20	13,623	17,938	14,571
11/20	15,004	19,966	16,119
12/20	15,646	20,787	16,778
1/21	15,513	20,647	16,746
2/21	15,969	21,293	17,165
3/21	16,310	22,224	17,606
4/21	16,955	23,378	18,256
5/21	17,145	23,543	18,488
6/21	17,306	24,032	18,625
7/21	17,477	24,544	18,749
8/21	17,781	25,268	19,136
9/21	17,126	24,117	18,495
10/21	17,847	25,769	19,254
11/21	17,363	25,547	18,843
12/21	17,987	26,700	19,555
1/22	17,087	25,274	18,630
2/22	16,590	24,602	18,319
3/22	16,714	25,462	18,571
4/22	15,473	23,270	17,293
5/22	15,566	23,329	17,366
6/22	14,418	21,384	16,063
7/22	15,442	23,379	17,132
8/22	14,832	22,437	16,526
9/22	13,580	20,367	15,126
10/22	14,335	22,066	15,962
11/22	15,287	23,298	17,047
12/22	14,674	21,953	16,513
1/23	15,684	23,388	17,589
2/23	15,224	22,833	17,159
3/23	15,493	23,525	17,516
4/23	15,695	23,835	17,732
5/23	15,448	23,879	17,473
6/23	16,245	25,498	18,299
7/23	16,648	26,345	18,837
8/23	16,289	25,889	18,415
9/23	15,616	24,641	17,707
10/23	15,190	24,054	17,204
11/23	16,458	26,238	18,585
12/23	17,303	27,544	19,512
1/24	17,303	27,912	19,538
2/24	17,876	29,397	20,144
3/24	18,391	30,383	20,688
4/24	17,736	29,097	20,038
5/24	18,332	30,531	20,771
6/24	18,461	31,496	21,053
7/24	18,905	32,029	21,549
8/24	19,302	32,728	21,994
9/24	19,606	33,399	22,421
10/24	19,186	33,085	21,900

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	26.30%	8.24%	7.34%
Class A Shares Including Sales Charge	19.34%	7.02%	6.73%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 4,761,560,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		34.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,761,560 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 34.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019764
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2040 Fund
Class Name		Class J
Trading Symbol		PTDJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$19	0.17%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.17%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $20,657	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,128	10,252	10,123
12/14	10,040	10,246	10,020
1/15	9,937	9,952	9,923
2/15	10,375	10,519	10,372
3/15	10,307	10,388	10,298
4/15	10,410	10,456	10,417
5/15	10,471	10,596	10,477
6/15	10,293	10,406	10,281
7/15	10,396	10,598	10,404
8/15	9,828	9,965	9,847
9/15	9,575	9,709	9,603
10/15	10,115	10,500	10,177
11/15	10,102	10,547	10,185
12/15	9,932	10,349	9,980
1/16	9,422	9,826	9,563
2/16	9,342	9,828	9,519
3/16	9,895	10,511	10,111
4/16	9,983	10,561	10,198
5/16	10,056	10,754	10,290
6/16	10,012	10,785	10,314
7/16	10,347	11,192	10,648
8/16	10,369	11,214	10,677
9/16	10,398	11,213	10,713
10/16	10,194	10,993	10,512
11/16	10,318	11,464	10,695
12/16	10,449	11,698	10,900
1/17	10,700	11,909	11,103
2/17	10,944	12,360	11,360
3/17	11,028	12,369	11,452
4/17	11,219	12,494	11,593
5/17	11,394	12,638	11,759
6/17	11,463	12,735	11,838
7/17	11,730	12,983	12,076
8/17	11,791	12,994	12,081
9/17	12,020	13,301	12,336
10/17	12,248	13,605	12,552
11/17	12,470	14,030	12,811
12/17	12,584	14,170	12,956
1/18	13,174	14,939	13,476
2/18	12,657	14,380	12,989
3/18	12,543	14,067	12,834
4/18	12,608	14,118	12,916
5/18	12,721	14,492	13,073
6/18	12,681	14,582	13,044
7/18	12,988	15,102	13,355
8/18	13,158	15,601	13,529
9/18	13,166	15,654	13,530
10/18	12,244	14,538	12,629
11/18	12,390	14,842	12,825
12/18	11,575	13,467	11,997
1/19	12,448	14,577	12,848
2/19	12,784	15,060	13,167
3/19	12,934	15,304	13,295
4/19	13,331	15,923	13,680
5/19	12,722	14,884	13,001
6/19	13,428	15,940	13,730
7/19	13,498	16,165	13,789
8/19	13,366	15,870	13,553
9/19	13,533	16,185	13,812
10/19	13,772	16,523	14,106
11/19	14,098	17,114	14,402
12/19	14,430	17,628	14,800
1/20	14,354	17,575	14,660
2/20	13,513	16,108	13,655
3/20	11,716	14,001	11,953
4/20	12,898	15,806	13,097
5/20	13,522	16,580	13,624
6/20	13,834	16,909	13,945
7/20	14,496	17,847	14,533
8/20	15,101	19,080	15,198
9/20	14,780	18,357	14,801
10/20	14,553	17,938	14,571
11/20	16,038	19,966	16,119
12/20	16,723	20,787	16,778
1/21	16,583	20,647	16,746
2/21	17,074	21,293	17,165
3/21	17,435	22,224	17,606
4/21	18,136	23,378	18,256
5/21	18,336	23,543	18,488
6/21	18,507	24,032	18,625
7/21	18,697	24,544	18,749
8/21	19,028	25,268	19,136
9/21	18,326	24,117	18,495
10/21	19,108	25,769	19,254
11/21	18,587	25,547	18,843
12/21	19,256	26,700	19,555
1/22	18,294	25,274	18,630
2/22	17,770	24,602	18,319
3/22	17,901	25,462	18,571
4/22	16,579	23,270	17,293
5/22	16,677	23,329	17,366
6/22	15,442	21,384	16,063
7/22	16,546	23,379	17,132
8/22	15,901	22,437	16,526
9/22	14,557	20,367	15,126
10/22	15,377	22,066	15,962
11/22	16,393	23,298	17,047
12/22	15,741	21,953	16,513
1/23	16,832	23,388	17,589
2/23	16,346	22,833	17,159
3/23	16,630	23,525	17,516
4/23	16,844	23,835	17,732
5/23	16,583	23,879	17,473
6/23	17,437	25,498	18,299
7/23	17,888	26,345	18,837
8/23	17,496	25,889	18,415
9/23	16,773	24,641	17,707
10/23	16,322	24,054	17,204
11/23	17,686	26,238	18,585
12/23	18,590	27,544	19,512
1/24	18,602	27,912	19,538
2/24	19,221	29,397	20,144
3/24	19,778	30,383	20,688
4/24	19,072	29,097	20,038
5/24	19,716	30,531	20,771
6/24	19,864	31,496	21,053
7/24	20,335	32,029	21,549
8/24	20,780	32,728	21,994
9/24	21,102	33,399	22,421
10/24	20,657	33,085	21,900

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	26.56%	8.45%	7.52%
Class J Shares Including Sales Charge	25.56%	8.45%	7.52%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 4,761,560,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		34.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,761,560 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 34.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019763
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2040 Fund
Class Name		Institutional
Trading Symbol		PTDIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $21,052	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,127	10,252	10,123
12/14	10,045	10,246	10,020
1/15	9,943	9,952	9,923
2/15	10,385	10,519	10,372
3/15	10,317	10,388	10,298
4/15	10,426	10,456	10,417
5/15	10,487	10,596	10,477
6/15	10,310	10,406	10,281
7/15	10,419	10,598	10,404
8/15	9,854	9,965	9,847
9/15	9,602	9,709	9,603
10/15	10,147	10,500	10,177
11/15	10,133	10,547	10,185
12/15	9,966	10,349	9,980
1/16	9,450	9,826	9,563
2/16	9,378	9,828	9,519
3/16	9,930	10,511	10,111
4/16	10,024	10,561	10,198
5/16	10,104	10,754	10,290
6/16	10,060	10,785	10,314
7/16	10,402	11,192	10,648
8/16	10,416	11,214	10,677
9/16	10,453	11,213	10,713
10/16	10,242	10,993	10,512
11/16	10,373	11,464	10,695
12/16	10,509	11,698	10,900
1/17	10,760	11,909	11,103
2/17	11,012	12,360	11,360
3/17	11,096	12,369	11,452
4/17	11,286	12,494	11,593
5/17	11,469	12,638	11,759
6/17	11,545	12,735	11,838
7/17	11,804	12,983	12,076
8/17	11,872	12,994	12,081
9/17	12,108	13,301	12,336
10/17	12,337	13,605	12,552
11/17	12,558	14,030	12,811
12/17	12,684	14,170	12,956
1/18	13,274	14,939	13,476
2/18	12,757	14,380	12,989
3/18	12,636	14,067	12,834
4/18	12,709	14,118	12,916
5/18	12,830	14,492	13,073
6/18	12,789	14,582	13,044
7/18	13,096	15,102	13,355
8/18	13,274	15,601	13,529
9/18	13,282	15,654	13,530
10/18	12,353	14,538	12,629
11/18	12,507	14,842	12,825
12/18	11,682	13,467	11,997
1/19	12,565	14,577	12,848
2/19	12,900	15,060	13,167
3/19	13,059	15,304	13,295
4/19	13,457	15,923	13,680
5/19	12,847	14,884	13,001
6/19	13,562	15,940	13,730
7/19	13,633	16,165	13,789
8/19	13,509	15,870	13,553
9/19	13,677	16,185	13,812
10/19	13,924	16,523	14,106
11/19	14,251	17,114	14,402
12/19	14,589	17,628	14,800
1/20	14,523	17,575	14,660
2/20	13,670	16,108	13,655
3/20	11,851	14,001	11,953
4/20	13,055	15,806	13,097
5/20	13,680	16,580	13,624
6/20	13,992	16,909	13,945
7/20	14,675	17,847	14,533
8/20	15,290	19,080	15,198
9/20	14,959	18,357	14,801
10/20	14,731	17,938	14,571
11/20	16,238	19,966	16,119
12/20	16,929	20,787	16,778
1/21	16,789	20,647	16,746
2/21	17,291	21,293	17,165
3/21	17,673	22,224	17,606
4/21	18,376	23,378	18,256
5/21	18,577	23,543	18,488
6/21	18,758	24,032	18,625
7/21	18,959	24,544	18,749
8/21	19,291	25,268	19,136
9/21	18,587	24,117	18,495
10/21	19,381	25,769	19,254
11/21	18,848	25,547	18,843
12/21	19,541	26,700	19,555
1/22	18,565	25,274	18,630
2/22	18,028	24,602	18,319
3/22	18,170	25,462	18,571
4/22	16,832	23,270	17,293
5/22	16,931	23,329	17,366
6/22	15,681	21,384	16,063
7/22	16,811	23,379	17,132
8/22	16,153	22,437	16,526
9/22	14,793	20,367	15,126
10/22	15,615	22,066	15,962
11/22	16,657	23,298	17,047
12/22	15,999	21,953	16,513
1/23	17,107	23,388	17,589
2/23	16,618	22,833	17,159
3/23	16,904	23,525	17,516
4/23	17,131	23,835	17,732
5/23	16,869	23,879	17,473
6/23	17,738	25,498	18,299
7/23	18,203	26,345	18,837
8/23	17,810	25,889	18,415
9/23	17,071	24,641	17,707
10/23	16,618	24,054	17,204
11/23	18,000	26,238	18,585
12/23	18,937	27,544	19,512
1/24	18,950	27,912	19,538
2/24	19,572	29,397	20,144
3/24	20,144	30,383	20,688
4/24	19,435	29,097	20,038
5/24	20,094	30,531	20,771
6/24	20,244	31,496	21,053
7/24	20,729	32,029	21,549
8/24	21,177	32,728	21,994
9/24	21,513	33,399	22,421
10/24	21,052	33,085	21,900

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	26.68%	8.62%	7.73%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 4,761,560,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		34.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,761,560 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 34.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019758
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2040 Fund
Class Name		R-1
Trading Symbol		PYASX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$99	0.88%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $19,296	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,129	10,252	10,123
12/14	10,033	10,246	10,020
1/15	9,924	9,952	9,923
2/15	10,361	10,519	10,372
3/15	10,286	10,388	10,298
4/15	10,382	10,456	10,417
5/15	10,443	10,596	10,477
6/15	10,259	10,406	10,281
7/15	10,354	10,598	10,404
8/15	9,787	9,965	9,847
9/15	9,527	9,709	9,603
10/15	10,060	10,500	10,177
11/15	10,040	10,547	10,185
12/15	9,866	10,349	9,980
1/16	9,353	9,826	9,563
2/16	9,266	9,828	9,519
3/16	9,808	10,511	10,111
4/16	9,895	10,561	10,198
5/16	9,967	10,754	10,290
6/16	9,917	10,785	10,314
7/16	10,242	11,192	10,648
8/16	10,257	11,214	10,677
9/16	10,278	11,213	10,713
10/16	10,069	10,993	10,512
11/16	10,192	11,464	10,695
12/16	10,312	11,698	10,900
1/17	10,552	11,909	11,103
2/17	10,793	12,360	11,360
3/17	10,868	12,369	11,452
4/17	11,049	12,494	11,593
5/17	11,214	12,638	11,759
6/17	11,274	12,735	11,838
7/17	11,530	12,983	12,076
8/17	11,583	12,994	12,081
9/17	11,808	13,301	12,336
10/17	12,019	13,605	12,552
11/17	12,230	14,030	12,811
12/17	12,337	14,170	12,956
1/18	12,907	14,939	13,476
2/18	12,393	14,380	12,989
3/18	12,266	14,067	12,834
4/18	12,329	14,118	12,916
5/18	12,432	14,492	13,073
6/18	12,385	14,582	13,044
7/18	12,677	15,102	13,355
8/18	12,836	15,601	13,529
9/18	12,844	15,654	13,530
10/18	11,934	14,538	12,629
11/18	12,068	14,842	12,825
12/18	11,261	13,467	11,997
1/19	12,101	14,577	12,848
2/19	12,427	15,060	13,167
3/19	12,564	15,304	13,295
4/19	12,941	15,923	13,680
5/19	12,341	14,884	13,001
6/19	13,027	15,940	13,730
7/19	13,087	16,165	13,789
8/19	12,950	15,870	13,553
9/19	13,104	16,185	13,812
10/19	13,327	16,523	14,106
11/19	13,635	17,114	14,402
12/19	13,953	17,628	14,800
1/20	13,871	17,575	14,660
2/20	13,050	16,108	13,655
3/20	11,310	14,001	11,953
4/20	12,440	15,806	13,097
5/20	13,032	16,580	13,624
6/20	13,324	16,909	13,945
7/20	13,953	17,847	14,533
8/20	14,536	19,080	15,198
9/20	14,208	18,357	14,801
10/20	13,980	17,938	14,571
11/20	15,402	19,966	16,119
12/20	16,048	20,787	16,778
1/21	15,905	20,647	16,746
2/21	16,365	21,293	17,165
3/21	16,711	22,224	17,606
4/21	17,363	23,378	18,256
5/21	17,546	23,543	18,488
6/21	17,709	24,032	18,625
7/21	17,872	24,544	18,749
8/21	18,179	25,268	19,136
9/21	17,498	24,117	18,495
10/21	18,227	25,769	19,254
11/21	17,728	25,547	18,843
12/21	18,355	26,700	19,555
1/22	17,430	25,274	18,630
2/22	16,921	24,602	18,319
3/22	17,036	25,462	18,571
4/22	15,768	23,270	17,293
5/22	15,851	23,329	17,366
6/22	14,678	21,384	16,063
7/22	15,706	23,379	17,132
8/22	15,083	22,437	16,526
9/22	13,805	20,367	15,126
10/22	14,563	22,066	15,962
11/22	15,529	23,298	17,047
12/22	14,900	21,953	16,513
1/23	15,918	23,388	17,589
2/23	15,448	22,833	17,159
3/23	15,706	23,525	17,516
4/23	15,907	23,835	17,732
5/23	15,650	23,879	17,473
6/23	16,444	25,498	18,299
7/23	16,859	26,345	18,837
8/23	16,489	25,889	18,415
9/23	15,795	24,641	17,707
10/23	15,358	24,054	17,204
11/23	16,623	26,238	18,585
12/23	17,474	27,544	19,512
1/24	17,474	27,912	19,538
2/24	18,043	29,397	20,144
3/24	18,565	30,383	20,688
4/24	17,881	29,097	20,038
5/24	18,484	30,531	20,771
6/24	18,612	31,496	21,053
7/24	19,041	32,029	21,549
8/24	19,435	32,728	21,994
9/24	19,725	33,399	22,421
10/24	19,296	33,085	21,900

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	25.64%	7.68%	6.79%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 4,761,560,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		34.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,761,560 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 34.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019760
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2040 Fund
Class Name		R-3
Trading Symbol		PTDMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$64	0.57%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $19,897	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,129	10,252	10,123
12/14	10,037	10,246	10,020
1/15	9,927	9,952	9,923
2/15	10,373	10,519	10,372
3/15	10,298	10,388	10,298
4/15	10,394	10,456	10,417
5/15	10,456	10,596	10,477
6/15	10,277	10,406	10,281
7/15	10,380	10,598	10,404
8/15	9,811	9,965	9,847
9/15	9,557	9,709	9,603
10/15	10,092	10,500	10,177
11/15	10,078	10,547	10,185
12/15	9,902	10,349	9,980
1/16	9,392	9,826	9,563
2/16	9,305	9,828	9,519
3/16	9,858	10,511	10,111
4/16	9,938	10,561	10,198
5/16	10,011	10,754	10,290
6/16	9,968	10,785	10,314
7/16	10,295	11,192	10,648
8/16	10,310	11,214	10,677
9/16	10,339	11,213	10,713
10/16	10,128	10,993	10,512
11/16	10,252	11,464	10,695
12/16	10,383	11,698	10,900
1/17	10,626	11,909	11,103
2/17	10,869	12,360	11,360
3/17	10,953	12,369	11,452
4/17	11,135	12,494	11,593
5/17	11,302	12,638	11,759
6/17	11,371	12,735	11,838
7/17	11,629	12,983	12,076
8/17	11,682	12,994	12,081
9/17	11,910	13,301	12,336
10/17	12,131	13,605	12,552
11/17	12,344	14,030	12,811
12/17	12,455	14,170	12,956
1/18	13,033	14,939	13,476
2/18	12,519	14,380	12,989
3/18	12,399	14,067	12,834
4/18	12,463	14,118	12,916
5/18	12,575	14,492	13,073
6/18	12,527	14,582	13,044
7/18	12,824	15,102	13,355
8/18	12,992	15,601	13,529
9/18	12,992	15,654	13,530
10/18	12,086	14,538	12,629
11/18	12,222	14,842	12,825
12/18	11,409	13,467	11,997
1/19	12,263	14,577	12,848
2/19	12,595	15,060	13,167
3/19	12,734	15,304	13,295
4/19	13,118	15,923	13,680
5/19	12,516	14,884	13,001
6/19	13,214	15,940	13,730
7/19	13,275	16,165	13,789
8/19	13,144	15,870	13,553
9/19	13,301	16,185	13,812
10/19	13,537	16,523	14,106
11/19	13,851	17,114	14,402
12/19	14,178	17,628	14,800
1/20	14,094	17,575	14,660
2/20	13,265	16,108	13,655
3/20	11,495	14,001	11,953
4/20	12,660	15,806	13,097
5/20	13,265	16,580	13,624
6/20	13,554	16,909	13,945
7/20	14,206	17,847	14,533
8/20	14,793	19,080	15,198
9/20	14,467	18,357	14,801
10/20	14,243	17,938	14,571
11/20	15,696	19,966	16,119
12/20	16,358	20,787	16,778
1/21	16,220	20,647	16,746
2/21	16,692	21,293	17,165
3/21	17,047	22,224	17,606
4/21	17,716	23,378	18,256
5/21	17,913	23,543	18,488
6/21	18,070	24,032	18,625
7/21	18,247	24,544	18,749
8/21	18,572	25,268	19,136
9/21	17,873	24,117	18,495
10/21	18,631	25,769	19,254
11/21	18,119	25,547	18,843
12/21	18,769	26,700	19,555
1/22	17,827	25,274	18,630
2/22	17,303	24,602	18,319
3/22	17,431	25,462	18,571
4/22	16,136	23,270	17,293
5/22	16,222	23,329	17,366
6/22	15,023	21,384	16,063
7/22	16,093	23,379	17,132
8/22	15,451	22,437	16,526
9/22	14,146	20,367	15,126
10/22	14,927	22,066	15,962
11/22	15,922	23,298	17,047
12/22	15,288	21,953	16,513
1/23	16,329	23,388	17,589
2/23	15,855	22,833	17,159
3/23	16,121	23,525	17,516
4/23	16,341	23,835	17,732
5/23	16,075	23,879	17,473
6/23	16,896	25,498	18,299
7/23	17,324	26,345	18,837
8/23	16,943	25,889	18,415
9/23	16,237	24,641	17,707
10/23	15,797	24,054	17,204
11/23	17,105	26,238	18,585
12/23	17,983	27,544	19,512
1/24	17,983	27,912	19,538
2/24	18,573	29,397	20,144
3/24	19,114	30,383	20,688
4/24	18,416	29,097	20,038
5/24	19,042	30,531	20,771
6/24	19,175	31,496	21,053
7/24	19,620	32,029	21,549
8/24	20,041	32,728	21,994
9/24	20,342	33,399	22,421
10/24	19,897	33,085	21,900

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	25.95%	8.01%	7.12%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 4,761,560,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		34.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,761,560 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 34.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019762
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2040 Fund
Class Name		R-4
Trading Symbol		PTDSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$43	0.38%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $20,282	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,128	10,252	10,123
12/14	10,038	10,246	10,020
1/15	9,928	9,952	9,923
2/15	10,374	10,519	10,372
3/15	10,299	10,388	10,298
4/15	10,401	10,456	10,417
5/15	10,470	10,596	10,477
6/15	10,285	10,406	10,281
7/15	10,395	10,598	10,404
8/15	9,825	9,965	9,847
9/15	9,572	9,709	9,603
10/15	10,107	10,500	10,177
11/15	10,093	10,547	10,185
12/15	9,921	10,349	9,980
1/16	9,411	9,826	9,563
2/16	9,330	9,828	9,519
3/16	9,877	10,511	10,111
4/16	9,965	10,561	10,198
5/16	10,038	10,754	10,290
6/16	9,994	10,785	10,314
7/16	10,330	11,192	10,648
8/16	10,344	11,214	10,677
9/16	10,373	11,213	10,713
10/16	10,169	10,993	10,512
11/16	10,293	11,464	10,695
12/16	10,423	11,698	10,900
1/17	10,674	11,909	11,103
2/17	10,918	12,360	11,360
3/17	10,995	12,369	11,452
4/17	11,185	12,494	11,593
5/17	11,361	12,638	11,759
6/17	11,429	12,735	11,838
7/17	11,681	12,983	12,076
8/17	11,742	12,994	12,081
9/17	11,978	13,301	12,336
10/17	12,192	13,605	12,552
11/17	12,413	14,030	12,811
12/17	12,528	14,170	12,956
1/18	13,117	14,939	13,476
2/18	12,601	14,380	12,989
3/18	12,480	14,067	12,834
4/18	12,536	14,118	12,916
5/18	12,657	14,492	13,073
6/18	12,609	14,582	13,044
7/18	12,915	15,102	13,355
8/18	13,084	15,601	13,529
9/18	13,093	15,654	13,530
10/18	12,173	14,538	12,629
11/18	12,311	14,842	12,825
12/18	11,495	13,467	11,997
1/19	12,364	14,577	12,848
2/19	12,698	15,060	13,167
3/19	12,838	15,304	13,295
4/19	13,233	15,923	13,680
5/19	12,627	14,884	13,001
6/19	13,330	15,940	13,730
7/19	13,391	16,165	13,789
8/19	13,268	15,870	13,553
9/19	13,427	16,185	13,812
10/19	13,664	16,523	14,106
11/19	13,980	17,114	14,402
12/19	14,314	17,628	14,800
1/20	14,230	17,575	14,660
2/20	13,394	16,108	13,655
3/20	11,619	14,001	11,953
4/20	12,783	15,806	13,097
5/20	13,403	16,580	13,624
6/20	13,704	16,909	13,945
7/20	14,361	17,847	14,533
8/20	14,962	19,080	15,198
9/20	14,634	18,357	14,801
10/20	14,408	17,938	14,571
11/20	15,874	19,966	16,119
12/20	16,550	20,787	16,778
1/21	16,401	20,647	16,746
2/21	16,888	21,293	17,165
3/21	17,245	22,224	17,606
4/21	17,941	23,378	18,256
5/21	18,130	23,543	18,488
6/21	18,298	24,032	18,625
7/21	18,477	24,544	18,749
8/21	18,805	25,268	19,136
9/21	18,110	24,117	18,495
10/21	18,875	25,769	19,254
11/21	18,358	25,547	18,843
12/21	19,021	26,700	19,555
1/22	18,069	25,274	18,630
2/22	17,539	24,602	18,319
3/22	17,669	25,462	18,571
4/22	16,361	23,270	17,293
5/22	16,458	23,329	17,366
6/22	15,247	21,384	16,063
7/22	16,328	23,379	17,132
8/22	15,679	22,437	16,526
9/22	14,360	20,367	15,126
10/22	15,160	22,066	15,962
11/22	16,166	23,298	17,047
12/22	15,524	21,953	16,513
1/23	16,579	23,388	17,589
2/23	16,099	22,833	17,159
3/23	16,380	23,525	17,516
4/23	16,602	23,835	17,732
5/23	16,333	23,879	17,473
6/23	17,176	25,498	18,299
7/23	17,610	26,345	18,837
8/23	17,223	25,889	18,415
9/23	16,509	24,641	17,707
10/23	16,063	24,054	17,204
11/23	17,399	26,238	18,585
12/23	18,293	27,544	19,512
1/24	18,293	27,912	19,538
2/24	18,891	29,397	20,144
3/24	19,452	30,383	20,688
4/24	18,744	29,097	20,038
5/24	19,379	30,531	20,771
6/24	19,525	31,496	21,053
7/24	19,977	32,029	21,549
8/24	20,416	32,728	21,994
9/24	20,721	33,399	22,421
10/24	20,282	33,085	21,900

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	26.26%	8.22%	7.33%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 4,761,560,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		34.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,761,560 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 34.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019761
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2040 Fund
Class Name		R-5
Trading Symbol		PTDPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.26%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $20,527	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,128	10,252	10,123
12/14	10,041	10,246	10,020
1/15	9,932	9,952	9,923
2/15	10,383	10,519	10,372
3/15	10,308	10,388	10,298
4/15	10,410	10,456	10,417
5/15	10,478	10,596	10,477
6/15	10,294	10,406	10,281
7/15	10,403	10,598	10,404
8/15	9,837	9,965	9,847
9/15	9,584	9,709	9,603
10/15	10,123	10,500	10,177
11/15	10,110	10,547	10,185
12/15	9,936	10,349	9,980
1/16	9,419	9,826	9,563
2/16	9,347	9,828	9,519
3/16	9,899	10,511	10,111
4/16	9,986	10,561	10,198
5/16	10,059	10,754	10,290
6/16	10,015	10,785	10,314
7/16	10,350	11,192	10,648
8/16	10,372	11,214	10,677
9/16	10,401	11,213	10,713
10/16	10,190	10,993	10,512
11/16	10,321	11,464	10,695
12/16	10,450	11,698	10,900
1/17	10,701	11,909	11,103
2/17	10,944	12,360	11,360
3/17	11,028	12,369	11,452
4/17	11,218	12,494	11,593
5/17	11,392	12,638	11,759
6/17	11,461	12,735	11,838
7/17	11,727	12,983	12,076
8/17	11,788	12,994	12,081
9/17	12,016	13,301	12,336
10/17	12,236	13,605	12,552
11/17	12,464	14,030	12,811
12/17	12,582	14,170	12,956
1/18	13,161	14,939	13,476
2/18	12,646	14,380	12,989
3/18	12,525	14,067	12,834
4/18	12,590	14,118	12,916
5/18	12,710	14,492	13,073
6/18	12,670	14,582	13,044
7/18	12,976	15,102	13,355
8/18	13,145	15,601	13,529
9/18	13,153	15,654	13,530
10/18	12,228	14,538	12,629
11/18	12,373	14,842	12,825
12/18	11,560	13,467	11,997
1/19	12,428	14,577	12,848
2/19	12,762	15,060	13,167
3/19	12,911	15,304	13,295
4/19	13,305	15,923	13,680
5/19	12,700	14,884	13,001
6/19	13,402	15,940	13,730
7/19	13,472	16,165	13,789
8/19	13,341	15,870	13,553
9/19	13,507	16,185	13,812
10/19	13,744	16,523	14,106
11/19	14,069	17,114	14,402
12/19	14,404	17,628	14,800
1/20	14,329	17,575	14,660
2/20	13,484	16,108	13,655
3/20	11,691	14,001	11,953
4/20	12,874	15,806	13,097
5/20	13,493	16,580	13,624
6/20	13,794	16,909	13,945
7/20	14,461	17,847	14,533
8/20	15,062	19,080	15,198
9/20	14,733	18,357	14,801
10/20	14,508	17,938	14,571
11/20	15,991	19,966	16,119
12/20	16,667	20,787	16,778
1/21	16,528	20,647	16,746
2/21	17,015	21,293	17,165
3/21	17,383	22,224	17,606
4/21	18,079	23,378	18,256
5/21	18,277	23,543	18,488
6/21	18,446	24,032	18,625
7/21	18,635	24,544	18,749
8/21	18,963	25,268	19,136
9/21	18,258	24,117	18,495
10/21	19,033	25,769	19,254
11/21	18,516	25,547	18,843
12/21	19,185	26,700	19,555
1/22	18,221	25,274	18,630
2/22	17,702	24,602	18,319
3/22	17,831	25,462	18,571
4/22	16,511	23,270	17,293
5/22	16,608	23,329	17,366
6/22	15,385	21,384	16,063
7/22	16,478	23,379	17,132
8/22	15,829	22,437	16,526
9/22	14,497	20,367	15,126
10/22	15,298	22,066	15,962
11/22	16,316	23,298	17,047
12/22	15,670	21,953	16,513
1/23	16,750	23,388	17,589
2/23	16,269	22,833	17,159
3/23	16,551	23,525	17,516
4/23	16,762	23,835	17,732
5/23	16,504	23,879	17,473
6/23	17,349	25,498	18,299
7/23	17,795	26,345	18,837
8/23	17,408	25,889	18,415
9/23	16,680	24,641	17,707
10/23	16,234	24,054	17,204
11/23	17,584	26,238	18,585
12/23	18,497	27,544	19,512
1/24	18,497	27,912	19,538
2/24	19,108	29,397	20,144
3/24	19,671	30,383	20,688
4/24	18,961	29,097	20,038
5/24	19,610	30,531	20,771
6/24	19,744	31,496	21,053
7/24	20,221	32,029	21,549
8/24	20,650	32,728	21,994
9/24	20,968	33,399	22,421
10/24	20,527	33,085	21,900

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	26.45%	8.35%	7.46%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 4,761,560,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		34.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,761,560 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 34.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063445
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2045 Fund
Class Name		Institutional
Trading Symbol		LTRIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2045. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $21,806	S&P 1500 Index TR $33,085	S&P Target Date 2045 Index $22,604
10/14	10,000	10,000	10,000
11/14	10,137	10,252	10,126
12/14	10,052	10,246	10,018
1/15	9,939	9,952	9,910
2/15	10,397	10,519	10,381
3/15	10,328	10,388	10,304
4/15	10,432	10,456	10,427
5/15	10,509	10,596	10,493
6/15	10,328	10,406	10,292
7/15	10,440	10,598	10,416
8/15	9,853	9,965	9,835
9/15	9,585	9,709	9,579
10/15	10,155	10,500	10,175
11/15	10,147	10,547	10,185
12/15	9,969	10,349	9,972
1/16	9,432	9,826	9,533
2/16	9,341	9,828	9,483
3/16	9,924	10,511	10,096
4/16	10,015	10,561	10,186
5/16	10,097	10,754	10,281
6/16	10,051	10,785	10,298
7/16	10,397	11,192	10,645
8/16	10,415	11,214	10,676
9/16	10,452	11,213	10,714
10/16	10,242	10,993	10,507
11/16	10,388	11,464	10,709
12/16	10,525	11,698	10,923
1/17	10,792	11,909	11,134
2/17	11,048	12,360	11,403
3/17	11,134	12,369	11,500
4/17	11,334	12,494	11,644
5/17	11,514	12,638	11,815
6/17	11,590	12,735	11,897
7/17	11,866	12,983	12,144
8/17	11,933	12,994	12,148
9/17	12,180	13,301	12,414
10/17	12,417	13,605	12,638
11/17	12,655	14,030	12,908
12/17	12,777	14,170	13,059
1/18	13,403	14,939	13,606
2/18	12,866	14,380	13,101
3/18	12,737	14,067	12,937
4/18	12,817	14,118	13,026
5/18	12,936	14,492	13,183
6/18	12,896	14,582	13,151
7/18	13,224	15,102	13,474
8/18	13,403	15,601	13,652
9/18	13,413	15,654	13,652
10/18	12,439	14,538	12,712
11/18	12,598	14,842	12,915
12/18	11,716	13,467	12,048
1/19	12,635	14,577	12,928
2/19	12,998	15,060	13,259
3/19	13,148	15,304	13,385
4/19	13,576	15,923	13,784
5/19	12,913	14,884	13,069
6/19	13,661	15,940	13,828
7/19	13,736	16,165	13,887
8/19	13,586	15,870	13,628
9/19	13,768	16,185	13,902
10/19	14,025	16,523	14,211
11/19	14,377	17,114	14,521
12/19	14,737	17,628	14,942
1/20	14,646	17,575	14,783
2/20	13,720	16,108	13,714
3/20	11,799	14,001	11,931
4/20	13,045	15,806	13,113
5/20	13,708	16,580	13,658
6/20	14,029	16,909	13,994
7/20	14,737	17,847	14,605
8/20	15,401	19,080	15,315
9/20	15,046	18,357	14,895
10/20	14,806	17,938	14,654
11/20	16,407	19,966	16,283
12/20	17,145	20,787	16,983
1/21	17,001	20,647	16,954
2/21	17,564	21,293	17,410
3/21	17,971	22,224	17,889
4/21	18,736	23,378	18,577
5/21	18,952	23,543	18,824
6/21	19,143	24,032	18,963
7/21	19,335	24,544	19,087
8/21	19,705	25,268	19,502
9/21	18,940	24,117	18,821
10/21	19,813	25,769	19,636
11/21	19,215	25,547	19,194
12/21	19,991	26,700	19,958
1/22	18,943	25,274	18,986
2/22	18,367	24,602	18,661
3/22	18,559	25,462	18,955
4/22	17,126	23,270	17,614
5/22	17,242	23,329	17,687
6/22	15,899	21,384	16,279
7/22	17,101	23,379	17,415
8/22	16,410	22,437	16,784
9/22	14,952	20,367	15,301
10/22	15,899	22,066	16,227
11/22	17,011	23,298	17,377
12/22	16,289	21,953	16,797
1/23	17,458	23,388	17,940
2/23	16,943	22,833	17,499
3/23	17,249	23,525	17,859
4/23	17,486	23,835	18,089
5/23	17,208	23,879	17,815
6/23	18,181	25,498	18,728
7/23	18,696	26,345	19,324
8/23	18,265	25,889	18,859
9/23	17,486	24,641	18,105
10/23	16,999	24,054	17,565
11/23	18,487	26,238	19,035
12/23	19,456	27,544	20,011
1/24	19,485	27,912	20,040
2/24	20,210	29,397	20,732
3/24	20,849	30,383	21,323
4/24	20,080	29,097	20,634
5/24	20,791	30,531	21,425
6/24	20,950	31,496	21,713
7/24	21,458	32,029	22,231
8/24	21,937	32,728	22,705
9/24	22,285	33,399	23,166
10/24	21,806	33,085	22,604

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	28.28%	9.23%	8.11%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2045 Index	28.69%	9.73%	8.50%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,683,717,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		36.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,683,717 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 36.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063442
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2045 Fund
Class Name		R-1
Trading Symbol		LTRGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$100	0.88%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2045. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $19,980	S&P 1500 Index TR $33,085	S&P Target Date 2045 Index $22,604
10/14	10,000	10,000	10,000
11/14	10,124	10,252	10,126
12/14	10,032	10,246	10,018
1/15	9,917	9,952	9,910
2/15	10,367	10,519	10,381
3/15	10,287	10,388	10,304
4/15	10,384	10,456	10,427
5/15	10,455	10,596	10,493
6/15	10,261	10,406	10,292
7/15	10,367	10,598	10,416
8/15	9,776	9,965	9,835
9/15	9,512	9,709	9,579
10/15	10,067	10,500	10,175
11/15	10,049	10,547	10,185
12/15	9,872	10,349	9,972
1/16	9,328	9,826	9,533
2/16	9,236	9,828	9,483
3/16	9,798	10,511	10,096
4/16	9,881	10,561	10,186
5/16	9,955	10,754	10,281
6/16	9,900	10,785	10,298
7/16	10,241	11,192	10,645
8/16	10,250	11,214	10,676
9/16	10,278	11,213	10,714
10/16	10,056	10,993	10,507
11/16	10,195	11,464	10,709
12/16	10,324	11,698	10,923
1/17	10,572	11,909	11,134
2/17	10,821	12,360	11,403
3/17	10,897	12,369	11,500
4/17	11,088	12,494	11,644
5/17	11,260	12,638	11,815
6/17	11,318	12,735	11,897
7/17	11,576	12,983	12,144
8/17	11,633	12,994	12,148
9/17	11,872	13,301	12,414
10/17	12,092	13,605	12,638
11/17	12,312	14,030	12,908
12/17	12,429	14,170	13,059
1/18	13,025	14,939	13,606
2/18	12,489	14,380	13,101
3/18	12,360	14,067	12,937
4/18	12,429	14,118	13,026
5/18	12,539	14,492	13,183
6/18	12,489	14,582	13,151
7/18	12,797	15,102	13,474
8/18	12,956	15,601	13,652
9/18	12,966	15,654	13,652
10/18	12,003	14,538	12,712
11/18	12,152	14,842	12,915
12/18	11,291	13,467	12,048
1/19	12,170	14,577	12,928
2/19	12,509	15,060	13,259
3/19	12,647	15,304	13,385
4/19	13,049	15,923	13,784
5/19	12,403	14,884	13,069
6/19	13,113	15,940	13,828
7/19	13,176	16,165	13,887
8/19	13,018	15,870	13,628
9/19	13,176	16,185	13,902
10/19	13,420	16,523	14,211
11/19	13,748	17,114	14,521
12/19	14,081	17,628	14,942
1/20	13,980	17,575	14,783
2/20	13,092	16,108	13,714
3/20	11,247	14,001	11,931
4/20	12,428	15,806	13,113
5/20	13,058	16,580	13,658
6/20	13,350	16,909	13,994
7/20	14,014	17,847	14,605
8/20	14,632	19,080	15,315
9/20	14,284	18,357	14,895
10/20	14,048	17,938	14,654
11/20	15,555	19,966	16,283
12/20	16,243	20,787	16,983
1/21	16,091	20,647	16,954
2/21	16,617	21,293	17,410
3/21	16,991	22,224	17,889
4/21	17,693	23,378	18,577
5/21	17,892	23,543	18,824
6/21	18,055	24,032	18,963
7/21	18,219	24,544	19,087
8/21	18,558	25,268	19,502
9/21	17,833	24,117	18,821
10/21	18,628	25,769	19,636
11/21	18,055	25,547	19,194
12/21	18,766	26,700	19,958
1/22	17,772	25,274	18,986
2/22	17,225	24,602	18,661
3/22	17,399	25,462	18,955
4/22	16,032	23,270	17,614
5/22	16,131	23,329	17,687
6/22	14,864	21,384	16,279
7/22	15,970	23,379	17,415
8/22	15,311	22,437	16,784
9/22	13,944	20,367	15,301
10/22	14,826	22,066	16,227
11/22	15,845	23,298	17,377
12/22	15,151	21,953	16,797
1/23	16,240	23,388	17,940
2/23	15,756	22,833	17,499
3/23	16,011	23,525	17,859
4/23	16,226	23,835	18,089
5/23	15,957	23,879	17,815
6/23	16,858	25,498	18,728
7/23	17,315	26,345	19,324
8/23	16,912	25,889	18,859
9/23	16,172	24,641	18,105
10/23	15,715	24,054	17,565
11/23	17,060	26,238	19,035
12/23	17,961	27,544	20,011
1/24	17,961	27,912	20,040
2/24	18,615	29,397	20,732
3/24	19,200	30,383	21,323
4/24	18,476	29,097	20,634
5/24	19,117	30,531	21,425
6/24	19,242	31,496	21,713
7/24	19,687	32,029	22,231
8/24	20,119	32,728	22,705
9/24	20,425	33,399	23,166
10/24	19,980	33,085	22,604

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	27.14%	8.28%	7.17%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2045 Index	28.69%	9.73%	8.50%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,683,717,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		36.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,683,717 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 36.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063441
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2045 Fund
Class Name		R-3
Trading Symbol		LTRVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$65	0.57%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2045. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $20,620	S&P 1500 Index TR $33,085	S&P Target Date 2045 Index $22,604
10/14	10,000	10,000	10,000
11/14	10,132	10,252	10,126
12/14	10,043	10,246	10,018
1/15	9,929	9,952	9,910
2/15	10,385	10,519	10,381
3/15	10,297	10,388	10,304
4/15	10,403	10,456	10,427
5/15	10,473	10,596	10,493
6/15	10,289	10,406	10,292
7/15	10,403	10,598	10,416
8/15	9,806	9,965	9,835
9/15	9,542	9,709	9,579
10/15	10,104	10,500	10,175
11/15	10,087	10,547	10,185
12/15	9,909	10,349	9,972
1/16	9,365	9,826	9,533
2/16	9,273	9,828	9,483
3/16	9,845	10,511	10,096
4/16	9,937	10,561	10,186
5/16	10,011	10,754	10,281
6/16	9,955	10,785	10,298
7/16	10,296	11,192	10,645
8/16	10,315	11,214	10,676
9/16	10,343	11,213	10,714
10/16	10,130	10,993	10,507
11/16	10,269	11,464	10,709
12/16	10,402	11,698	10,923
1/17	10,651	11,909	11,134
2/17	10,900	12,360	11,403
3/17	10,987	12,369	11,500
4/17	11,178	12,494	11,644
5/17	11,351	12,638	11,815
6/17	11,418	12,735	11,897
7/17	11,687	12,983	12,144
8/17	11,744	12,994	12,148
9/17	11,984	13,301	12,414
10/17	12,204	13,605	12,638
11/17	12,434	14,030	12,908
12/17	12,553	14,170	13,059
1/18	13,162	14,939	13,606
2/18	12,623	14,380	13,101
3/18	12,503	14,067	12,937
4/18	12,563	14,118	13,026
5/18	12,683	14,492	13,183
6/18	12,633	14,582	13,151
7/18	12,952	15,102	13,474
8/18	13,122	15,601	13,652
9/18	13,132	15,654	13,652
10/18	12,164	14,538	12,712
11/18	12,313	14,842	12,915
12/18	11,447	13,467	12,048
1/19	12,335	14,577	12,928
2/19	12,687	15,060	13,259
3/19	12,826	15,304	13,385
4/19	13,232	15,923	13,784
5/19	12,580	14,884	13,069
6/19	13,318	15,940	13,828
7/19	13,382	16,165	13,887
8/19	13,222	15,870	13,628
9/19	13,393	16,185	13,902
10/19	13,639	16,523	14,211
11/19	13,970	17,114	14,521
12/19	14,320	17,628	14,942
1/20	14,218	17,575	14,783
2/20	13,318	16,108	13,714
3/20	11,449	14,001	11,931
4/20	12,657	15,806	13,113
5/20	13,295	16,580	13,658
6/20	13,591	16,909	13,994
7/20	14,263	17,847	14,605
8/20	14,901	19,080	15,315
9/20	14,560	18,357	14,895
10/20	14,320	17,938	14,654
11/20	15,858	19,966	16,283
12/20	16,571	20,787	16,983
1/21	16,417	20,647	16,954
2/21	16,951	21,293	17,410
3/21	17,343	22,224	17,889
4/21	18,068	23,378	18,577
5/21	18,270	23,543	18,824
6/21	18,436	24,032	18,963
7/21	18,614	24,544	19,087
8/21	18,971	25,268	19,502
9/21	18,222	24,117	18,821
10/21	19,042	25,769	19,636
11/21	18,472	25,547	19,194
12/21	19,200	26,700	19,958
1/22	18,187	25,274	18,986
2/22	17,630	24,602	18,661
3/22	17,808	25,462	18,955
4/22	16,428	23,270	17,614
5/22	16,529	23,329	17,687
6/22	15,226	21,384	16,279
7/22	16,365	23,379	17,415
8/22	15,694	22,437	16,784
9/22	14,302	20,367	15,301
10/22	15,200	22,066	16,227
11/22	16,251	23,298	17,377
12/22	15,548	21,953	16,797
1/23	16,673	23,388	17,940
2/23	16,179	22,833	17,499
3/23	16,453	23,525	17,859
4/23	16,673	23,835	18,089
5/23	16,399	23,879	17,815
6/23	17,318	25,498	18,728
7/23	17,798	26,345	19,324
8/23	17,387	25,889	18,859
9/23	16,632	24,641	18,105
10/23	16,165	24,054	17,565
11/23	17,565	26,238	19,035
12/23	18,481	27,544	20,011
1/24	18,495	27,912	20,040
2/24	19,180	29,397	20,732
3/24	19,779	30,383	21,323
4/24	19,037	29,097	20,634
5/24	19,707	30,531	21,425
6/24	19,836	31,496	21,713
7/24	20,306	32,029	22,231
8/24	20,748	32,728	22,705
9/24	21,076	33,399	23,166
10/24	20,620	33,085	22,604

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	27.56%	8.62%	7.51%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2045 Index	28.69%	9.73%	8.50%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,683,717,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		36.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,683,717 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 36.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063444
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2045 Fund
Class Name		R-4
Trading Symbol		LTRLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$43	0.38%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2045. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $21,012	S&P 1500 Index TR $33,085	S&P Target Date 2045 Index $22,604
10/14	10,000	10,000	10,000
11/14	10,131	10,252	10,126
12/14	10,045	10,246	10,018
1/15	9,931	9,952	9,910
2/15	10,385	10,519	10,381
3/15	10,307	10,388	10,304
4/15	10,412	10,456	10,427
5/15	10,482	10,596	10,493
6/15	10,298	10,406	10,292
7/15	10,412	10,598	10,416
8/15	9,818	9,965	9,835
9/15	9,556	9,709	9,579
10/15	10,123	10,500	10,175
11/15	10,106	10,547	10,185
12/15	9,926	10,349	9,972
1/16	9,384	9,826	9,533
2/16	9,301	9,828	9,483
3/16	9,871	10,511	10,096
4/16	9,962	10,561	10,186
5/16	10,036	10,754	10,281
6/16	9,990	10,785	10,298
7/16	10,330	11,192	10,645
8/16	10,348	11,214	10,676
9/16	10,376	11,213	10,714
10/16	10,164	10,993	10,507
11/16	10,311	11,464	10,709
12/16	10,442	11,698	10,923
1/17	10,700	11,909	11,134
2/17	10,949	12,360	11,403
3/17	11,035	12,369	11,500
4/17	11,226	12,494	11,644
5/17	11,408	12,638	11,815
6/17	11,475	12,735	11,897
7/17	11,742	12,983	12,144
8/17	11,800	12,994	12,148
9/17	12,048	13,301	12,414
10/17	12,278	13,605	12,638
11/17	12,507	14,030	12,908
12/17	12,630	14,170	13,059
1/18	13,238	14,939	13,606
2/18	12,710	14,380	13,101
3/18	12,580	14,067	12,937
4/18	12,650	14,118	13,026
5/18	12,770	14,492	13,183
6/18	12,720	14,582	13,151
7/18	13,039	15,102	13,474
8/18	13,218	15,601	13,652
9/18	13,228	15,654	13,652
10/18	12,251	14,538	12,712
11/18	12,401	14,842	12,915
12/18	11,535	13,467	12,048
1/19	12,443	14,577	12,928
2/19	12,796	15,060	13,259
3/19	12,935	15,304	13,385
4/19	13,351	15,923	13,784
5/19	12,689	14,884	13,069
6/19	13,426	15,940	13,828
7/19	13,501	16,165	13,887
8/19	13,340	15,870	13,628
9/19	13,511	16,185	13,902
10/19	13,768	16,523	14,211
11/19	14,109	17,114	14,521
12/19	14,459	17,628	14,942
1/20	14,357	17,575	14,783
2/20	13,445	16,108	13,714
3/20	11,565	14,001	11,931
4/20	12,785	15,806	13,113
5/20	13,434	16,580	13,658
6/20	13,742	16,909	13,994
7/20	14,425	17,847	14,605
8/20	15,063	19,080	15,315
9/20	14,722	18,357	14,895
10/20	14,482	17,938	14,654
11/20	16,043	19,966	16,283
12/20	16,759	20,787	16,983
1/21	16,616	20,647	16,954
2/21	17,151	21,293	17,410
3/21	17,556	22,224	17,889
4/21	18,293	23,378	18,577
5/21	18,495	23,543	18,824
6/21	18,674	24,032	18,963
7/21	18,852	24,544	19,087
8/21	19,209	25,268	19,502
9/21	18,460	24,117	18,821
10/21	19,304	25,769	19,636
11/21	18,721	25,547	19,194
12/21	19,465	26,700	19,958
1/22	18,438	25,274	18,986
2/22	17,880	24,602	18,661
3/22	18,057	25,462	18,955
4/22	16,663	23,270	17,614
5/22	16,764	23,329	17,687
6/22	15,445	21,384	16,279
7/22	16,612	23,379	17,415
8/22	15,927	22,437	16,784
9/22	14,519	20,367	15,301
10/22	15,432	22,066	16,227
11/22	16,510	23,298	17,377
12/22	15,794	21,953	16,797
1/23	16,936	23,388	17,940
2/23	16,427	22,833	17,499
3/23	16,716	23,525	17,859
4/23	16,936	23,835	18,089
5/23	16,661	23,879	17,815
6/23	17,610	25,498	18,728
7/23	18,105	26,345	19,324
8/23	17,679	25,889	18,859
9/23	16,908	24,641	18,105
10/23	16,441	24,054	17,565
11/23	17,871	26,238	19,035
12/23	18,808	27,544	20,011
1/24	18,822	27,912	20,040
2/24	19,509	29,397	20,732
3/24	20,124	30,383	21,323
4/24	19,380	29,097	20,634
5/24	20,067	30,531	21,425
6/24	20,210	31,496	21,713
7/24	20,683	32,029	22,231
8/24	21,141	32,728	22,705
9/24	21,470	33,399	23,166
10/24	21,012	33,085	22,604

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	27.80%	8.82%	7.71%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2045 Index	28.69%	9.73%	8.50%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,683,717,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		36.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,683,717 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 36.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063443
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2045 Fund
Class Name		R-5
Trading Symbol		LTRDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$30	0.26%

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2045. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $21,260	S&P 1500 Index TR $33,085	S&P Target Date 2045 Index $22,604
10/14	10,000	10,000	10,000
11/14	10,139	10,252	10,126
12/14	10,047	10,246	10,018
1/15	9,934	9,952	9,910
2/15	10,387	10,519	10,381
3/15	10,318	10,388	10,304
4/15	10,422	10,456	10,427
5/15	10,492	10,596	10,493
6/15	10,309	10,406	10,292
7/15	10,422	10,598	10,416
8/15	9,829	9,965	9,835
9/15	9,567	9,709	9,579
10/15	10,134	10,500	10,175
11/15	10,117	10,547	10,185
12/15	9,946	10,349	9,972
1/16	9,404	9,826	9,533
2/16	9,312	9,828	9,483
3/16	9,891	10,511	10,096
4/16	9,983	10,561	10,186
5/16	10,056	10,754	10,281
6/16	10,010	10,785	10,298
7/16	10,359	11,192	10,645
8/16	10,368	11,214	10,676
9/16	10,405	11,213	10,714
10/16	10,185	10,993	10,507
11/16	10,332	11,464	10,709
12/16	10,467	11,698	10,923
1/17	10,725	11,909	11,134
2/17	10,984	12,360	11,403
3/17	11,070	12,369	11,500
4/17	11,261	12,494	11,644
5/17	11,443	12,638	11,815
6/17	11,510	12,735	11,897
7/17	11,787	12,983	12,144
8/17	11,845	12,994	12,148
9/17	12,084	13,301	12,414
10/17	12,323	13,605	12,638
11/17	12,553	14,030	12,908
12/17	12,676	14,170	13,059
1/18	13,295	14,939	13,606
2/18	12,756	14,380	13,101
3/18	12,626	14,067	12,937
4/18	12,706	14,118	13,026
5/18	12,826	14,492	13,183
6/18	12,776	14,582	13,151
7/18	13,095	15,102	13,474
8/18	13,275	15,601	13,652
9/18	13,285	15,654	13,652
10/18	12,316	14,538	12,712
11/18	12,466	14,842	12,915
12/18	11,589	13,467	12,048
1/19	12,501	14,577	12,928
2/19	12,854	15,060	13,259
3/19	13,004	15,304	13,385
4/19	13,423	15,923	13,784
5/19	12,758	14,884	13,069
6/19	13,508	15,940	13,828
7/19	13,573	16,165	13,887
8/19	13,412	15,870	13,628
9/19	13,594	16,185	13,902
10/19	13,851	16,523	14,211
11/19	14,194	17,114	14,521
12/19	14,551	17,628	14,942
1/20	14,448	17,575	14,783
2/20	13,532	16,108	13,714
3/20	11,643	14,001	11,931
4/20	12,868	15,806	13,113
5/20	13,521	16,580	13,658
6/20	13,830	16,909	13,994
7/20	14,517	17,847	14,605
8/20	15,169	19,080	15,315
9/20	14,826	18,357	14,895
10/20	14,585	17,938	14,654
11/20	16,154	19,966	16,283
12/20	16,881	20,787	16,983
1/21	16,737	20,647	16,954
2/21	17,276	21,293	17,410
3/21	17,682	22,224	17,889
4/21	18,424	23,378	18,577
5/21	18,639	23,543	18,824
6/21	18,819	24,032	18,963
7/21	19,010	24,544	19,087
8/21	19,369	25,268	19,502
9/21	18,616	24,117	18,821
10/21	19,453	25,769	19,636
11/21	18,879	25,547	19,194
12/21	19,632	26,700	19,958
1/22	18,585	25,274	18,986
2/22	18,023	24,602	18,661
3/22	18,214	25,462	18,955
4/22	16,809	23,270	17,614
5/22	16,912	23,329	17,687
6/22	15,583	21,384	16,279
7/22	16,758	23,379	17,415
8/22	16,081	22,437	16,784
9/22	14,651	20,367	15,301
10/22	15,583	22,066	16,227
11/22	16,669	23,298	17,377
12/22	15,945	21,953	16,797
1/23	17,097	23,388	17,940
2/23	16,598	22,833	17,499
3/23	16,875	23,525	17,859
4/23	17,111	23,835	18,089
5/23	16,833	23,879	17,815
6/23	17,791	25,498	18,728
7/23	18,291	26,345	19,324
8/23	17,860	25,889	18,859
9/23	17,083	24,641	18,105
10/23	16,611	24,054	17,565
11/23	18,055	26,238	19,035
12/23	19,005	27,544	20,011
1/24	19,020	27,912	20,040
2/24	19,728	29,397	20,732
3/24	20,349	30,383	21,323
4/24	19,598	29,097	20,634
5/24	20,291	30,531	21,425
6/24	20,436	31,496	21,713
7/24	20,927	32,029	22,231
8/24	21,390	32,728	22,705
9/24	21,722	33,399	23,166
10/24	21,260	33,085	22,604

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	27.98%	8.95%	7.83%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2045 Index	28.69%	9.73%	8.50%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,683,717,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		36.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,683,717 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 36.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019775
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2050 Fund
Class Name		Class A
Trading Symbol		PPEAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.38%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $20,385	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	9,451	10,000	10,000
11/14	9,574	10,252	10,131
12/14	9,485	10,246	10,018
1/15	9,373	9,952	9,899
2/15	9,821	10,519	10,390
3/15	9,742	10,388	10,310
4/15	9,848	10,456	10,440
5/15	9,920	10,596	10,508
6/15	9,742	10,406	10,303
7/15	9,848	10,598	10,431
8/15	9,274	9,965	9,825
9/15	9,017	9,709	9,558
10/15	9,564	10,500	10,177
11/15	9,551	10,547	10,191
12/15	9,383	10,349	9,972
1/16	8,854	9,826	9,511
2/16	8,770	9,828	9,455
3/16	9,320	10,511	10,088
4/16	9,404	10,561	10,177
5/16	9,481	10,754	10,275
6/16	9,425	10,785	10,284
7/16	9,759	11,192	10,645
8/16	9,773	11,214	10,675
9/16	9,808	11,213	10,713
10/16	9,599	10,993	10,501
11/16	9,745	11,464	10,722
12/16	9,871	11,698	10,943
1/17	10,125	11,909	11,164
2/17	10,365	12,360	11,442
3/17	10,453	12,369	11,546
4/17	10,642	12,494	11,693
5/17	10,809	12,638	11,869
6/17	10,882	12,735	11,954
7/17	11,144	12,983	12,207
8/17	11,202	12,994	12,209
9/17	11,435	13,301	12,484
10/17	11,660	13,605	12,716
11/17	11,893	14,030	12,996
12/17	12,009	14,170	13,150
1/18	12,611	14,939	13,717
2/18	12,093	14,380	13,196
3/18	11,963	14,067	13,027
4/18	12,039	14,118	13,120
5/18	12,154	14,492	13,285
6/18	12,108	14,582	13,251
7/18	12,420	15,102	13,583
8/18	12,588	15,601	13,763
9/18	12,603	15,654	13,764
10/18	11,643	14,538	12,794
11/18	11,796	14,842	13,004
12/18	10,920	13,467	12,106
1/19	11,810	14,577	13,008
2/19	12,164	15,060	13,348
3/19	12,296	15,304	13,472
4/19	12,700	15,923	13,883
5/19	12,049	14,884	13,140
6/19	12,774	15,940	13,918
7/19	12,840	16,165	13,977
8/19	12,675	15,870	13,701
9/19	12,848	16,185	13,984
10/19	13,096	16,523	14,300
11/19	13,434	17,114	14,619
12/19	13,785	17,628	15,054
1/20	13,670	17,575	14,883
2/20	12,764	16,108	13,780
3/20	10,906	14,001	11,959
4/20	12,095	15,806	13,163
5/20	12,728	16,580	13,721
6/20	13,028	16,909	14,064
7/20	13,688	17,847	14,683
8/20	14,330	19,080	15,416
9/20	13,987	18,357	14,983
10/20	13,758	17,938	14,737
11/20	15,299	19,966	16,416
12/20	16,004	20,787	17,141
1/21	15,865	20,647	17,114
2/21	16,410	21,293	17,595
3/21	16,807	22,224	18,096
4/21	17,527	23,378	18,805
5/21	17,731	23,543	19,061
6/21	17,897	24,032	19,197
7/21	18,072	24,544	19,319
8/21	18,432	25,268	19,752
9/21	17,694	24,117	19,044
10/21	18,525	25,769	19,893
11/21	17,943	25,547	19,430
12/21	18,684	26,700	20,225
1/22	17,668	25,274	19,224
2/22	17,120	24,602	18,893
3/22	17,309	25,462	19,210
4/22	15,935	23,270	17,831
5/22	16,035	23,329	17,904
6/22	14,740	21,384	16,446
7/22	15,885	23,379	17,614
8/22	15,218	22,437	16,970
9/22	13,833	20,367	15,448
10/22	14,760	22,066	16,411
11/22	15,825	23,298	17,594
12/22	15,112	21,953	16,994
1/23	16,230	23,388	18,171
2/23	15,741	22,833	17,723
3/23	16,013	23,525	18,083
4/23	16,241	23,835	18,316
5/23	15,969	23,879	18,034
6/23	16,935	25,498	18,997
7/23	17,435	26,345	19,627
8/23	17,011	25,889	19,137
9/23	16,251	24,641	18,359
10/23	15,785	24,054	17,797
11/23	17,207	26,238	19,316
12/23	18,125	27,544	20,323
1/24	18,136	27,912	20,350
2/24	18,882	29,397	21,089
3/24	19,503	30,383	21,708
4/24	18,757	29,097	20,998
5/24	19,447	30,531	21,821
6/24	19,582	31,496	22,132
7/24	20,046	32,029	22,666
8/24	20,509	32,728	23,150
9/24	20,825	33,399	23,625
10/24	20,385	33,085	23,069

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	29.14%	9.25%	7.99%
Class A Shares Including Sales Charge	22.01%	8.03%	7.38%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 3,333,038,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		37.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,333,038 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 37.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019774
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2050 Fund
Class Name		Class J
Trading Symbol		PFLJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.19%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.19%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $21,832	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,134	10,252	10,131
12/14	10,033	10,246	10,018
1/15	9,918	9,952	9,899
2/15	10,384	10,519	10,390
3/15	10,305	10,388	10,310
4/15	10,420	10,456	10,440
5/15	10,492	10,596	10,508
6/15	10,305	10,406	10,303
7/15	10,413	10,598	10,431
8/15	9,811	9,965	9,825
9/15	9,531	9,709	9,558
10/15	10,112	10,500	10,177
11/15	10,098	10,547	10,191
12/15	9,918	10,349	9,972
1/16	9,364	9,826	9,511
2/16	9,273	9,828	9,455
3/16	9,858	10,511	10,088
4/16	9,949	10,561	10,177
5/16	10,025	10,754	10,275
6/16	9,964	10,785	10,284
7/16	10,321	11,192	10,645
8/16	10,336	11,214	10,675
9/16	10,374	11,213	10,713
10/16	10,154	10,993	10,501
11/16	10,305	11,464	10,722
12/16	10,439	11,698	10,943
1/17	10,709	11,909	11,164
2/17	10,971	12,360	11,442
3/17	11,066	12,369	11,546
4/17	11,256	12,494	11,693
5/17	11,447	12,638	11,869
6/17	11,518	12,735	11,954
7/17	11,796	12,983	12,207
8/17	11,860	12,994	12,209
9/17	12,114	13,301	12,484
10/17	12,352	13,605	12,716
11/17	12,598	14,030	12,996
12/17	12,721	14,170	13,150
1/18	13,371	14,939	13,717
2/18	12,821	14,380	13,196
3/18	12,687	14,067	13,027
4/18	12,762	14,118	13,120
5/18	12,887	14,492	13,285
6/18	12,846	14,582	13,251
7/18	13,171	15,102	13,583
8/18	13,354	15,601	13,763
9/18	13,371	15,654	13,764
10/18	12,354	14,538	12,794
11/18	12,512	14,842	13,004
12/18	11,590	13,467	12,106
1/19	12,533	14,577	13,008
2/19	12,913	15,060	13,348
3/19	13,049	15,304	13,472
4/19	13,484	15,923	13,883
5/19	12,786	14,884	13,140
6/19	13,566	15,940	13,918
7/19	13,638	16,165	13,977
8/19	13,457	15,870	13,701
9/19	13,647	16,185	13,984
10/19	13,910	16,523	14,300
11/19	14,272	17,114	14,619
12/19	14,650	17,628	15,054
1/20	14,534	17,575	14,883
2/20	13,562	16,108	13,780
3/20	11,600	14,001	11,959
4/20	12,863	15,806	13,163
5/20	13,533	16,580	13,721
6/20	13,854	16,909	14,064
7/20	14,563	17,847	14,683
8/20	15,243	19,080	15,416
9/20	14,883	18,357	14,983
10/20	14,631	17,938	14,737
11/20	16,273	19,966	16,416
12/20	17,037	20,787	17,141
1/21	16,884	20,647	17,114
2/21	17,467	21,293	17,595
3/21	17,886	22,224	18,096
4/21	18,663	23,378	18,805
5/21	18,878	23,543	19,061
6/21	19,062	24,032	19,197
7/21	19,257	24,544	19,319
8/21	19,635	25,268	19,752
9/21	18,858	24,117	19,044
10/21	19,737	25,769	19,893
11/21	19,124	25,547	19,430
12/21	19,923	26,700	20,225
1/22	18,837	25,274	19,224
2/22	18,250	24,602	18,893
3/22	18,472	25,462	19,210
4/22	16,998	23,270	17,831
5/22	17,109	23,329	17,904
6/22	15,724	21,384	16,446
7/22	16,954	23,379	17,614
8/22	16,245	22,437	16,970
9/22	14,771	20,367	15,448
10/22	15,757	22,066	16,411
11/22	16,898	23,298	17,594
12/22	16,141	21,953	16,994
1/23	17,331	23,388	18,171
2/23	16,821	22,833	17,723
3/23	17,100	23,525	18,083
4/23	17,355	23,835	18,316
5/23	17,064	23,879	18,034
6/23	18,096	25,498	18,997
7/23	18,631	26,345	19,627
8/23	18,181	25,889	19,137
9/23	17,368	24,641	18,359
10/23	16,882	24,054	17,797
11/23	18,400	26,238	19,316
12/23	19,384	27,544	20,323
1/24	19,397	27,912	20,350
2/24	20,196	29,397	21,089
3/24	20,868	30,383	21,708
4/24	20,069	29,097	20,998
5/24	20,818	30,531	21,821
6/24	20,970	31,496	22,132
7/24	21,465	32,029	22,666
8/24	21,959	32,728	23,150
9/24	22,302	33,399	23,625
10/24	21,832	33,085	23,069

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	29.33%	9.43%	8.12%
Class J Shares Including Sales Charge	28.33%	9.43%	8.12%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 3,333,038,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		37.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,333,038 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 37.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019773
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2050 Fund
Class Name		Institutional
Trading Symbol		PPLIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $22,381	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,138	10,252	10,131
12/14	10,044	10,246	10,018
1/15	9,925	9,952	9,899
2/15	10,402	10,519	10,390
3/15	10,325	10,388	10,310
4/15	10,445	10,456	10,440
5/15	10,515	10,596	10,508
6/15	10,339	10,406	10,303
7/15	10,452	10,598	10,431
8/15	9,848	9,965	9,825
9/15	9,574	9,709	9,558
10/15	10,157	10,500	10,177
11/15	10,150	10,547	10,191
12/15	9,970	10,349	9,972
1/16	9,411	9,826	9,511
2/16	9,322	9,828	9,455
3/16	9,910	10,511	10,088
4/16	10,007	10,561	10,177
5/16	10,089	10,754	10,275
6/16	10,029	10,785	10,284
7/16	10,394	11,192	10,645
8/16	10,409	11,214	10,675
9/16	10,446	11,213	10,713
10/16	10,230	10,993	10,501
11/16	10,387	11,464	10,722
12/16	10,526	11,698	10,943
1/17	10,799	11,909	11,164
2/17	11,064	12,360	11,442
3/17	11,158	12,369	11,546
4/17	11,361	12,494	11,693
5/17	11,548	12,638	11,869
6/17	11,626	12,735	11,954
7/17	11,907	12,983	12,207
8/17	11,969	12,994	12,209
9/17	12,235	13,301	12,484
10/17	12,477	13,605	12,716
11/17	12,726	14,030	12,996
12/17	12,855	14,170	13,150
1/18	13,511	14,939	13,717
2/18	12,953	14,380	13,196
3/18	12,822	14,067	13,027
4/18	12,904	14,118	13,120
5/18	13,027	14,492	13,285
6/18	12,986	14,582	13,251
7/18	13,322	15,102	13,583
8/18	13,511	15,601	13,763
9/18	13,527	15,654	13,764
10/18	12,502	14,538	12,794
11/18	12,666	14,842	13,004
12/18	11,738	13,467	12,106
1/19	12,701	14,577	13,008
2/19	13,075	15,060	13,348
3/19	13,226	15,304	13,472
4/19	13,663	15,923	13,883
5/19	12,959	14,884	13,140
6/19	13,752	15,940	13,918
7/19	13,824	16,165	13,977
8/19	13,645	15,870	13,701
9/19	13,841	16,185	13,984
10/19	14,118	16,523	14,300
11/19	14,483	17,114	14,619
12/19	14,866	17,628	15,054
1/20	14,751	17,575	14,883
2/20	13,767	16,108	13,780
3/20	11,770	14,001	11,959
4/20	13,060	15,806	13,163
5/20	13,748	16,580	13,721
6/20	14,082	16,909	14,064
7/20	14,799	17,847	14,683
8/20	15,496	19,080	15,416
9/20	15,124	18,357	14,983
10/20	14,875	17,938	14,737
11/20	16,547	19,966	16,416
12/20	17,328	20,787	17,141
1/21	17,177	20,647	17,114
2/21	17,770	21,293	17,595
3/21	18,203	22,224	18,096
4/21	18,997	23,378	18,805
5/21	19,219	23,543	19,061
6/21	19,410	24,032	19,197
7/21	19,611	24,544	19,319
8/21	19,993	25,268	19,752
9/21	19,198	24,117	19,044
10/21	20,104	25,769	19,893
11/21	19,490	25,547	19,430
12/21	20,293	26,700	20,225
1/22	19,205	25,274	19,224
2/22	18,606	24,602	18,893
3/22	18,824	25,462	19,210
4/22	17,332	23,270	17,831
5/22	17,452	23,329	17,904
6/22	16,036	21,384	16,446
7/22	17,288	23,379	17,614
8/22	16,581	22,437	16,970
9/22	15,068	20,367	15,448
10/22	16,091	22,066	16,411
11/22	17,245	23,298	17,594
12/22	16,480	21,953	16,994
1/23	17,707	23,388	18,171
2/23	17,183	22,833	17,723
3/23	17,469	23,525	18,083
4/23	17,731	23,835	18,316
5/23	17,445	23,879	18,034
6/23	18,506	25,498	18,997
7/23	19,054	26,345	19,627
8/23	18,589	25,889	19,137
9/23	17,767	24,641	18,359
10/23	17,266	24,054	17,797
11/23	18,827	26,238	19,316
12/23	19,842	27,544	20,323
1/24	19,854	27,912	20,350
2/24	20,676	29,397	21,089
3/24	21,360	30,383	21,708
4/24	20,551	29,097	20,998
5/24	21,323	30,531	21,821
6/24	21,472	31,496	22,132
7/24	21,995	32,029	22,666
8/24	22,493	32,728	23,150
9/24	22,854	33,399	23,625
10/24	22,381	33,085	23,069

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	29.62%	9.65%	8.39%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 3,333,038,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		37.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,333,038 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 37.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019767
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2050 Fund
Class Name		R-1
Trading Symbol		PZASX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$101	0.88%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $20,509	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,133	10,252	10,131
12/14	10,033	10,246	10,018
1/15	9,906	9,952	9,899
2/15	10,371	10,519	10,390
3/15	10,287	10,388	10,310
4/15	10,399	10,456	10,440
5/15	10,463	10,596	10,508
6/15	10,280	10,406	10,303
7/15	10,385	10,598	10,431
8/15	9,772	9,965	9,825
9/15	9,496	9,709	9,558
10/15	10,068	10,500	10,177
11/15	10,054	10,547	10,191
12/15	9,870	10,349	9,972
1/16	9,313	9,826	9,511
2/16	9,217	9,828	9,455
3/16	9,788	10,511	10,088
4/16	9,877	10,561	10,177
5/16	9,951	10,754	10,275
6/16	9,885	10,785	10,284
7/16	10,233	11,192	10,645
8/16	10,248	11,214	10,675
9/16	10,278	11,213	10,713
10/16	10,055	10,993	10,501
11/16	10,204	11,464	10,722
12/16	10,333	11,698	10,943
1/17	10,595	11,909	11,164
2/17	10,842	12,360	11,442
3/17	10,927	12,369	11,546
4/17	11,112	12,494	11,693
5/17	11,290	12,638	11,869
6/17	11,359	12,735	11,954
7/17	11,629	12,983	12,207
8/17	11,683	12,994	12,209
9/17	11,923	13,301	12,484
10/17	12,154	13,605	12,716
11/17	12,386	14,030	12,996
12/17	12,502	14,170	13,150
1/18	13,129	14,939	13,717
2/18	12,582	14,380	13,196
3/18	12,446	14,067	13,027
4/18	12,518	14,118	13,120
5/18	12,631	14,492	13,285
6/18	12,582	14,582	13,251
7/18	12,896	15,102	13,583
8/18	13,065	15,601	13,763
9/18	13,073	15,654	13,764
10/18	12,075	14,538	12,794
11/18	12,228	14,842	13,004
12/18	11,317	13,467	12,106
1/19	12,234	14,577	13,008
2/19	12,589	15,060	13,348
3/19	12,728	15,304	13,472
4/19	13,143	15,923	13,883
5/19	12,459	14,884	13,140
6/19	13,204	15,940	13,918
7/19	13,265	16,165	13,977
8/19	13,083	15,870	13,701
9/19	13,265	16,185	13,984
10/19	13,516	16,523	14,300
11/19	13,862	17,114	14,619
12/19	14,216	17,628	15,054
1/20	14,087	17,575	14,883
2/20	13,140	16,108	13,780
3/20	11,228	14,001	11,959
4/20	12,450	15,806	13,163
5/20	13,094	16,580	13,721
6/20	13,398	16,909	14,064
7/20	14,078	17,847	14,683
8/20	14,731	19,080	15,416
9/20	14,363	18,357	14,983
10/20	14,124	17,938	14,737
11/20	15,696	19,966	16,416
12/20	16,414	20,787	17,141
1/21	16,260	20,647	17,114
2/21	16,818	21,293	17,595
3/21	17,212	22,224	18,096
4/21	17,943	23,378	18,805
5/21	18,145	23,543	19,061
6/21	18,308	24,032	19,197
7/21	18,491	24,544	19,319
8/21	18,837	25,268	19,752
9/21	18,077	24,117	19,044
10/21	18,914	25,769	19,893
11/21	18,318	25,547	19,430
12/21	19,067	26,700	20,225
1/22	18,024	25,274	19,224
2/22	17,456	24,602	18,893
3/22	17,652	25,462	19,210
4/22	16,237	23,270	17,831
5/22	16,340	23,329	17,904
6/22	14,998	21,384	16,446
7/22	16,165	23,379	17,614
8/22	15,483	22,437	16,970
9/22	14,068	20,367	15,448
10/22	15,008	22,066	16,411
11/22	16,072	23,298	17,594
12/22	15,340	21,953	16,994
1/23	16,473	23,388	18,171
2/23	15,979	22,833	17,723
3/23	16,237	23,525	18,083
4/23	16,462	23,835	18,316
5/23	16,181	23,879	18,034
6/23	17,158	25,498	18,997
7/23	17,651	26,345	19,627
8/23	17,214	25,889	19,137
9/23	16,439	24,641	18,359
10/23	15,968	24,054	17,797
11/23	17,382	26,238	19,316
12/23	18,310	27,544	20,323
1/24	18,322	27,912	20,350
2/24	19,055	29,397	21,089
3/24	19,683	30,383	21,708
4/24	18,915	29,097	20,998
5/24	19,613	30,531	21,821
6/24	19,741	31,496	22,132
7/24	20,195	32,029	22,666
8/24	20,648	32,728	23,150
9/24	20,962	33,399	23,625
10/24	20,509	33,085	23,069

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	28.44%	8.70%	7.45%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 3,333,038,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		37.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,333,038 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 37.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019770
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2050 Fund
Class Name		R-3
Trading Symbol		PTERX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$65	0.57%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $21,149	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,132	10,252	10,131
12/14	10,032	10,246	10,018
1/15	9,912	9,952	9,899
2/15	10,385	10,519	10,390
3/15	10,301	10,388	10,310
4/15	10,414	10,456	10,440
5/15	10,484	10,596	10,508
6/15	10,301	10,406	10,303
7/15	10,407	10,598	10,431
8/15	9,799	9,965	9,825
9/15	9,523	9,709	9,558
10/15	10,103	10,500	10,177
11/15	10,082	10,547	10,191
12/15	9,903	10,349	9,972
1/16	9,344	9,826	9,511
2/16	9,254	9,828	9,455
3/16	9,829	10,511	10,088
4/16	9,918	10,561	10,177
5/16	10,000	10,754	10,275
6/16	9,933	10,785	10,284
7/16	10,291	11,192	10,645
8/16	10,306	11,214	10,675
9/16	10,336	11,213	10,713
10/16	10,112	10,993	10,501
11/16	10,269	11,464	10,722
12/16	10,399	11,698	10,943
1/17	10,664	11,909	11,164
2/17	10,920	12,360	11,442
3/17	11,006	12,369	11,546
4/17	11,201	12,494	11,693
5/17	11,379	12,638	11,869
6/17	11,457	12,735	11,954
7/17	11,729	12,983	12,207
8/17	11,784	12,994	12,209
9/17	12,033	13,301	12,484
10/17	12,266	13,605	12,716
11/17	12,507	14,030	12,996
12/17	12,624	14,170	13,150
1/18	13,259	14,939	13,717
2/18	12,714	14,380	13,196
3/18	12,576	14,067	13,027
4/18	12,649	14,118	13,120
5/18	12,771	14,492	13,285
6/18	12,722	14,582	13,251
7/18	13,048	15,102	13,583
8/18	13,219	15,601	13,763
9/18	13,235	15,654	13,764
10/18	12,226	14,538	12,794
11/18	12,380	14,842	13,004
12/18	11,461	13,467	12,106
1/19	12,394	14,577	13,008
2/19	12,763	15,060	13,348
3/19	12,895	15,304	13,472
4/19	13,326	15,923	13,883
5/19	12,631	14,884	13,140
6/19	13,397	15,940	13,918
7/19	13,458	16,165	13,977
8/19	13,282	15,870	13,701
9/19	13,467	16,185	13,984
10/19	13,722	16,523	14,300
11/19	14,074	17,114	14,619
12/19	14,447	17,628	15,054
1/20	14,324	17,575	14,883
2/20	13,367	16,108	13,780
3/20	11,424	14,001	11,959
4/20	12,663	15,806	13,163
5/20	13,320	16,580	13,721
6/20	13,639	16,909	14,064
7/20	14,324	17,847	14,683
8/20	15,000	19,080	15,416
9/20	14,634	18,357	14,983
10/20	14,390	17,938	14,737
11/20	15,995	19,966	16,416
12/20	16,732	20,787	17,141
1/21	16,585	20,647	17,114
2/21	17,146	21,293	17,595
3/21	17,559	22,224	18,096
4/21	18,317	23,378	18,805
5/21	18,524	23,543	19,061
6/21	18,701	24,032	19,197
7/21	18,878	24,544	19,319
8/21	19,242	25,268	19,752
9/21	18,474	24,117	19,044
10/21	19,331	25,769	19,893
11/21	18,730	25,547	19,430
12/21	19,503	26,700	20,225
1/22	18,432	25,274	19,224
2/22	17,859	24,602	18,893
3/22	18,060	25,462	19,210
4/22	16,617	23,270	17,831
5/22	16,723	23,329	17,904
6/22	15,365	21,384	16,446
7/22	16,553	23,379	17,614
8/22	15,864	22,437	16,970
9/22	14,421	20,367	15,448
10/22	15,386	22,066	16,411
11/22	16,479	23,298	17,594
12/22	15,740	21,953	16,994
1/23	16,908	23,388	18,171
2/23	16,399	22,833	17,723
3/23	16,665	23,525	18,083
4/23	16,908	23,835	18,316
5/23	16,619	23,879	18,034
6/23	17,625	25,498	18,997
7/23	18,134	26,345	19,627
8/23	17,694	25,889	19,137
9/23	16,896	24,641	18,359
10/23	16,422	24,054	17,797
11/23	17,891	26,238	19,316
12/23	18,839	27,544	20,323
1/24	18,851	27,912	20,350
2/24	19,621	29,397	21,089
3/24	20,271	30,383	21,708
4/24	19,477	29,097	20,998
5/24	20,199	30,531	21,821
6/24	20,343	31,496	22,132
7/24	20,812	32,029	22,666
8/24	21,281	32,728	23,150
9/24	21,618	33,399	23,625
10/24	21,149	33,085	23,069

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	28.78%	9.04%	7.78%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 3,333,038,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		37.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,333,038 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 37.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019772
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2050 Fund
Class Name		R-4
Trading Symbol		PTESX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$44	0.38%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $21,556	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,139	10,252	10,131
12/14	10,038	10,246	10,018
1/15	9,918	9,952	9,899
2/15	10,390	10,519	10,390
3/15	10,313	10,388	10,310
4/15	10,425	10,456	10,440
5/15	10,496	10,596	10,508
6/15	10,313	10,406	10,303
7/15	10,425	10,598	10,431
8/15	9,820	9,965	9,825
9/15	9,545	9,709	9,558
10/15	10,122	10,500	10,177
11/15	10,108	10,547	10,191
12/15	9,927	10,349	9,972
1/16	9,369	9,826	9,511
2/16	9,279	9,828	9,455
3/16	9,860	10,511	10,088
4/16	9,949	10,561	10,177
5/16	10,031	10,754	10,275
6/16	9,972	10,785	10,284
7/16	10,329	11,192	10,645
8/16	10,344	11,214	10,675
9/16	10,374	11,213	10,713
10/16	10,158	10,993	10,501
11/16	10,307	11,464	10,722
12/16	10,447	11,698	10,943
1/17	10,712	11,909	11,164
2/17	10,968	12,360	11,442
3/17	11,062	12,369	11,546
4/17	11,256	12,494	11,693
5/17	11,443	12,638	11,869
6/17	11,513	12,735	11,954
7/17	11,793	12,983	12,207
8/17	11,847	12,994	12,209
9/17	12,104	13,301	12,484
10/17	12,338	13,605	12,716
11/17	12,586	14,030	12,996
12/17	12,706	14,170	13,150
1/18	13,350	14,939	13,717
2/18	12,795	14,380	13,196
3/18	12,665	14,067	13,027
4/18	12,738	14,118	13,120
5/18	12,861	14,492	13,285
6/18	12,812	14,582	13,251
7/18	13,138	15,102	13,583
8/18	13,325	15,601	13,763
9/18	13,333	15,654	13,764
10/18	12,323	14,538	12,794
11/18	12,478	14,842	13,004
12/18	11,563	13,467	12,106
1/19	12,498	14,577	13,008
2/19	12,868	15,060	13,348
3/19	13,009	15,304	13,472
4/19	13,441	15,923	13,883
5/19	12,745	14,884	13,140
6/19	13,512	15,940	13,918
7/19	13,582	16,165	13,977
8/19	13,406	15,870	13,701
9/19	13,591	16,185	13,984
10/19	13,856	16,523	14,300
11/19	14,217	17,114	14,619
12/19	14,590	17,628	15,054
1/20	14,467	17,575	14,883
2/20	13,497	16,108	13,780
3/20	11,536	14,001	11,959
4/20	12,799	15,806	13,163
5/20	13,468	16,580	13,721
6/20	13,789	16,909	14,064
7/20	14,486	17,847	14,683
8/20	15,165	19,080	15,416
9/20	14,797	18,357	14,983
10/20	14,552	17,938	14,737
11/20	16,183	19,966	16,416
12/20	16,935	20,787	17,141
1/21	16,787	20,647	17,114
2/21	17,361	21,293	17,595
3/21	17,776	22,224	18,096
4/21	18,548	23,378	18,805
5/21	18,756	23,543	19,061
6/21	18,934	24,032	19,197
7/21	19,122	24,544	19,319
8/21	19,498	25,268	19,752
9/21	18,716	24,117	19,044
10/21	19,596	25,769	19,893
11/21	18,983	25,547	19,430
12/21	19,767	26,700	20,225
1/22	18,689	25,274	19,224
2/22	18,113	24,602	18,893
3/22	18,316	25,462	19,210
4/22	16,864	23,270	17,831
5/22	16,971	23,329	17,904
6/22	15,594	21,384	16,446
7/22	16,800	23,379	17,614
8/22	16,106	22,437	16,970
9/22	14,633	20,367	15,448
10/22	15,615	22,066	16,411
11/22	16,736	23,298	17,594
12/22	15,991	21,953	16,994
1/23	17,179	23,388	18,171
2/23	16,655	22,833	17,723
3/23	16,934	23,525	18,083
4/23	17,179	23,835	18,316
5/23	16,899	23,879	18,034
6/23	17,913	25,498	18,997
7/23	18,448	26,345	19,627
8/23	17,994	25,889	19,137
9/23	17,191	24,641	18,359
10/23	16,701	24,054	17,797
11/23	18,204	26,238	19,316
12/23	19,178	27,544	20,323
1/24	19,191	27,912	20,350
2/24	19,967	29,397	21,089
3/24	20,634	30,383	21,708
4/24	19,834	29,097	20,998
5/24	20,573	30,531	21,821
6/24	20,719	31,496	22,132
7/24	21,204	32,029	22,666
8/24	21,689	32,728	23,150
9/24	22,029	33,399	23,625
10/24	21,556	33,085	23,069

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	29.07%	9.24%	7.98%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 3,333,038,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		37.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,333,038 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 37.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019771
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2050 Fund
Class Name		R-5
Trading Symbol		PTEFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$30	0.26%

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $21,822	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,138	10,252	10,131
12/14	10,043	10,246	10,018
1/15	9,924	9,952	9,899
2/15	10,395	10,519	10,390
3/15	10,318	10,388	10,310
4/15	10,430	10,456	10,440
5/15	10,501	10,596	10,508
6/15	10,318	10,406	10,303
7/15	10,430	10,598	10,431
8/15	9,825	9,965	9,825
9/15	9,551	9,709	9,558
10/15	10,135	10,500	10,177
11/15	10,121	10,547	10,191
12/15	9,942	10,349	9,972
1/16	9,383	9,826	9,511
2/16	9,294	9,828	9,455
3/16	9,875	10,511	10,088
4/16	9,971	10,561	10,177
5/16	10,053	10,754	10,275
6/16	9,986	10,785	10,284
7/16	10,344	11,192	10,645
8/16	10,366	11,214	10,675
9/16	10,396	11,213	10,713
10/16	10,180	10,993	10,501
11/16	10,336	11,464	10,722
12/16	10,472	11,698	10,943
1/17	10,744	11,909	11,164
2/17	11,001	12,360	11,442
3/17	11,094	12,369	11,546
4/17	11,289	12,494	11,693
5/17	11,475	12,638	11,869
6/17	11,553	12,735	11,954
7/17	11,825	12,983	12,207
8/17	11,888	12,994	12,209
9/17	12,144	13,301	12,484
10/17	12,386	13,605	12,716
11/17	12,627	14,030	12,996
12/17	12,748	14,170	13,150
1/18	13,401	14,939	13,717
2/18	12,846	14,380	13,196
3/18	12,715	14,067	13,027
4/18	12,789	14,118	13,120
5/18	12,911	14,492	13,285
6/18	12,870	14,582	13,251
7/18	13,197	15,102	13,583
8/18	13,384	15,601	13,763
9/18	13,392	15,654	13,764
10/18	12,380	14,538	12,794
11/18	12,536	14,842	13,004
12/18	11,614	13,467	12,106
1/19	12,561	14,577	13,008
2/19	12,932	15,060	13,348
3/19	13,074	15,304	13,472
4/19	13,516	15,923	13,883
5/19	12,817	14,884	13,140
6/19	13,587	15,940	13,918
7/19	13,666	16,165	13,977
8/19	13,489	15,870	13,701
9/19	13,675	16,185	13,984
10/19	13,940	16,523	14,300
11/19	14,303	17,114	14,619
12/19	14,674	17,628	15,054
1/20	14,560	17,575	14,883
2/20	13,586	16,108	13,780
3/20	11,618	14,001	11,959
4/20	12,885	15,806	13,163
5/20	13,557	16,580	13,721
6/20	13,879	16,909	14,064
7/20	14,588	17,847	14,683
8/20	15,270	19,080	15,416
9/20	14,910	18,357	14,983
10/20	14,655	17,938	14,737
11/20	16,301	19,966	16,416
12/20	17,056	20,787	17,141
1/21	16,907	20,647	17,114
2/21	17,484	21,293	17,595
3/21	17,911	22,224	18,096
4/21	18,687	23,378	18,805
5/21	18,905	23,543	19,061
6/21	19,084	24,032	19,197
7/21	19,283	24,544	19,319
8/21	19,661	25,268	19,752
9/21	18,875	24,117	19,044
10/21	19,760	25,769	19,893
11/21	19,144	25,547	19,430
12/21	19,939	26,700	20,225
1/22	18,855	25,274	19,224
2/22	18,264	24,602	18,893
3/22	18,479	25,462	19,210
4/22	17,008	23,270	17,831
5/22	17,126	23,329	17,904
6/22	15,730	21,384	16,446
7/22	16,954	23,379	17,614
8/22	16,256	22,437	16,970
9/22	14,775	20,367	15,448
10/22	15,773	22,066	16,411
11/22	16,900	23,298	17,594
12/22	16,138	21,953	16,994
1/23	17,346	23,388	18,171
2/23	16,818	22,833	17,723
3/23	17,112	23,525	18,083
4/23	17,358	23,835	18,316
5/23	17,065	23,879	18,034
6/23	18,097	25,498	18,997
7/23	18,636	26,345	19,627
8/23	18,179	25,889	19,137
9/23	17,370	24,641	18,359
10/23	16,877	24,054	17,797
11/23	18,402	26,238	19,316
12/23	19,390	27,544	20,323
1/24	19,402	27,912	20,350
2/24	20,196	29,397	21,089
3/24	20,869	30,383	21,708
4/24	20,062	29,097	20,998
5/24	20,808	30,531	21,821
6/24	20,954	31,496	22,132
7/24	21,456	32,029	22,666
8/24	21,945	32,728	23,150
9/24	22,299	33,399	23,625
10/24	21,822	33,085	23,069

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	29.30%	9.38%	8.12%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 3,333,038,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		37.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,333,038 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 37.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063451
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2055 Fund
Class Name		Institutional
Trading Symbol		LTFIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2055. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $22,605	S&P 1500 Index TR $33,085	S&P Target Date 2055 Index $23,215
10/14	10,000	10,000	10,000
11/14	10,135	10,252	10,131
12/14	10,045	10,246	10,015
1/15	9,918	9,952	9,891
2/15	10,399	10,519	10,393
3/15	10,323	10,388	10,310
4/15	10,441	10,456	10,444
5/15	10,517	10,596	10,514
6/15	10,340	10,406	10,306
7/15	10,458	10,598	10,434
8/15	9,834	9,965	9,814
9/15	9,555	9,709	9,540
10/15	10,163	10,500	10,172
11/15	10,154	10,547	10,187
12/15	9,969	10,349	9,961
1/16	9,396	9,826	9,489
2/16	9,307	9,828	9,429
3/16	9,907	10,511	10,074
4/16	10,004	10,561	10,165
5/16	10,084	10,754	10,264
6/16	10,022	10,785	10,267
7/16	10,392	11,192	10,635
8/16	10,410	11,214	10,668
9/16	10,445	11,213	10,706
10/16	10,225	10,993	10,492
11/16	10,392	11,464	10,726
12/16	10,539	11,698	10,951
1/17	10,823	11,909	11,179
2/17	11,089	12,360	11,463
3/17	11,181	12,369	11,570
4/17	11,392	12,494	11,719
5/17	11,584	12,638	11,898
6/17	11,658	12,735	11,983
7/17	11,951	12,983	12,240
8/17	12,016	12,994	12,242
9/17	12,281	13,301	12,520
10/17	12,529	13,605	12,756
11/17	12,786	14,030	13,037
12/17	12,913	14,170	13,193
1/18	13,587	14,939	13,771
2/18	13,017	14,380	13,247
3/18	12,884	14,067	13,074
4/18	12,970	14,118	13,168
5/18	13,103	14,492	13,331
6/18	13,055	14,582	13,297
7/18	13,406	15,102	13,631
8/18	13,587	15,601	13,811
9/18	13,606	15,654	13,813
10/18	12,552	14,538	12,835
11/18	12,723	14,842	13,045
12/18	11,751	13,467	12,141
1/19	12,743	14,577	13,049
2/19	13,137	15,060	13,391
3/19	13,279	15,304	13,514
4/19	13,734	15,923	13,928
5/19	12,996	14,884	13,179
6/19	13,805	15,940	13,965
7/19	13,886	16,165	14,023
8/19	13,694	15,870	13,741
9/19	13,886	16,185	14,030
10/19	14,170	16,523	14,352
11/19	14,554	17,114	14,673
12/19	14,952	17,628	15,114
1/20	14,823	17,575	14,938
2/20	13,803	16,108	13,815
3/20	11,743	14,001	11,964
4/20	13,052	15,806	13,179
5/20	13,750	16,580	13,741
6/20	14,083	16,909	14,089
7/20	14,812	17,847	14,716
8/20	15,521	19,080	15,462
9/20	15,145	18,357	15,022
10/20	14,888	17,938	14,771
11/20	16,616	19,966	16,473
12/20	17,415	20,787	17,209
1/21	17,259	20,647	17,182
2/21	17,883	21,293	17,672
3/21	18,341	22,224	18,184
4/21	19,155	23,378	18,907
5/21	19,389	23,543	19,167
6/21	19,579	24,032	19,303
7/21	19,780	24,544	19,425
8/21	20,193	25,268	19,862
9/21	19,367	24,117	19,148
10/21	20,304	25,769	20,004
11/21	19,679	25,547	19,535
12/21	20,509	26,700	20,339
1/22	19,398	25,274	19,330
2/22	18,795	24,602	18,997
3/22	19,019	25,462	19,319
4/22	17,518	23,270	17,929
5/22	17,636	23,329	18,002
6/22	16,206	21,384	16,525
7/22	17,471	23,379	17,703
8/22	16,750	22,437	17,057
9/22	15,225	20,367	15,521
10/22	16,253	22,066	16,500
11/22	17,424	23,298	17,697
12/22	16,644	21,953	17,091
1/23	17,889	23,388	18,280
2/23	17,363	22,833	17,831
3/23	17,658	23,525	18,189
4/23	17,915	23,835	18,424
5/23	17,620	23,879	18,137
6/23	18,686	25,498	19,108
7/23	19,251	26,345	19,743
8/23	18,788	25,889	19,250
9/23	17,954	24,641	18,466
10/23	17,453	24,054	17,900
11/23	19,019	26,238	19,431
12/23	20,036	27,544	20,443
1/24	20,062	27,912	20,472
2/24	20,879	29,397	21,218
3/24	21,588	30,383	21,842
4/24	20,758	29,097	21,126
5/24	21,535	30,531	21,956
6/24	21,695	31,496	22,268
7/24	22,217	32,029	22,808
8/24	22,726	32,728	23,302
9/24	23,101	33,399	23,787
10/24	22,605	33,085	23,215

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	29.52%	9.79%	8.50%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2055 Index	29.69%	10.10%	8.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,128,284,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		35.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,128,284 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 35.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063448
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2055 Fund
Class Name		R-1
Trading Symbol		LTFGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$102	0.89%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2055. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $20,734	S&P 1500 Index TR $33,085	S&P Target Date 2055 Index $23,215
10/14	10,000	10,000	10,000
11/14	10,131	10,252	10,131
12/14	10,032	10,246	10,015
1/15	9,902	9,952	9,891
2/15	10,369	10,519	10,393
3/15	10,282	10,388	10,310
4/15	10,395	10,456	10,444
5/15	10,473	10,596	10,514
6/15	10,282	10,406	10,306
7/15	10,395	10,598	10,434
8/15	9,764	9,965	9,814
9/15	9,488	9,709	9,540
10/15	10,075	10,500	10,172
11/15	10,058	10,547	10,187
12/15	9,875	10,349	9,961
1/16	9,301	9,826	9,489
2/16	9,202	9,828	9,429
3/16	9,785	10,511	10,074
4/16	9,875	10,561	10,165
5/16	9,956	10,754	10,264
6/16	9,884	10,785	10,267
7/16	10,243	11,192	10,635
8/16	10,252	11,214	10,668
9/16	10,279	11,213	10,706
10/16	10,055	10,993	10,492
11/16	10,216	11,464	10,726
12/16	10,344	11,698	10,951
1/17	10,613	11,909	11,179
2/17	10,872	12,360	11,463
3/17	10,956	12,369	11,570
4/17	11,150	12,494	11,719
5/17	11,326	12,638	11,898
6/17	11,401	12,735	11,983
7/17	11,669	12,983	12,240
8/17	11,725	12,994	12,242
9/17	11,975	13,301	12,520
10/17	12,207	13,605	12,756
11/17	12,457	14,030	13,037
12/17	12,566	14,170	13,193
1/18	13,214	14,939	13,771
2/18	12,652	14,380	13,247
3/18	12,519	14,067	13,074
4/18	12,585	14,118	13,168
5/18	12,700	14,492	13,331
6/18	12,652	14,582	13,297
7/18	12,976	15,102	13,631
8/18	13,147	15,601	13,811
9/18	13,157	15,654	13,813
10/18	12,128	14,538	12,835
11/18	12,280	14,842	13,045
12/18	11,341	13,467	12,141
1/19	12,278	14,577	13,049
2/19	12,651	15,060	13,391
3/19	12,782	15,304	13,514
4/19	13,216	15,923	13,928
5/19	12,500	14,884	13,179
6/19	13,266	15,940	13,965
7/19	13,327	16,165	14,023
8/19	13,135	15,870	13,741
9/19	13,307	16,185	14,030
10/19	13,579	16,523	14,352
11/19	13,932	17,114	14,673
12/19	14,308	17,628	15,114
1/20	14,170	17,575	14,938
2/20	13,182	16,108	13,815
3/20	11,208	14,001	11,964
4/20	12,439	15,806	13,179
5/20	13,098	16,580	13,741
6/20	13,405	16,909	14,089
7/20	14,095	17,847	14,716
8/20	14,764	19,080	15,462
9/20	14,392	18,357	15,022
10/20	14,138	17,938	14,771
11/20	15,762	19,966	16,473
12/20	16,513	20,787	17,209
1/21	16,349	20,647	17,182
2/21	16,930	21,293	17,672
3/21	17,347	22,224	18,184
4/21	18,114	23,378	18,907
5/21	18,323	23,543	19,167
6/21	18,487	24,032	19,303
7/21	18,663	24,544	19,425
8/21	19,035	25,268	19,862
9/21	18,235	24,117	19,148
10/21	19,112	25,769	20,004
11/21	18,520	25,547	19,535
12/21	19,269	26,700	20,339
1/22	18,217	25,274	19,330
2/22	17,639	24,602	18,997
3/22	17,836	25,462	19,319
4/22	16,414	23,270	17,929
5/22	16,518	23,329	18,002
6/22	15,166	21,384	16,525
7/22	16,345	23,379	17,703
8/22	15,651	22,437	17,057
9/22	14,218	20,367	15,521
10/22	15,166	22,066	16,500
11/22	16,252	23,298	17,697
12/22	15,510	21,953	17,091
1/23	16,660	23,388	18,280
2/23	16,148	22,833	17,831
3/23	16,410	23,525	18,189
4/23	16,648	23,835	18,424
5/23	16,360	23,879	18,137
6/23	17,348	25,498	19,108
7/23	17,847	26,345	19,743
8/23	17,397	25,889	19,250
9/23	16,623	24,641	18,466
10/23	16,135	24,054	17,900
11/23	17,572	26,238	19,431
12/23	18,512	27,544	20,443
1/24	18,525	27,912	20,472
2/24	19,261	29,397	21,218
3/24	19,894	30,383	21,842
4/24	19,119	29,097	21,126
5/24	19,829	30,531	21,956
6/24	19,958	31,496	22,268
7/24	20,424	32,029	22,808
8/24	20,876	32,728	23,302
9/24	21,199	33,399	23,787
10/24	20,734	33,085	23,215

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	28.50%	8.83%	7.56%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2055 Index	29.69%	10.10%	8.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,128,284,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		35.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,128,284 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 35.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063447
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2055 Fund
Class Name		R-3
Trading Symbol		LTFDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$66	0.58%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2055. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $21,374	S&P 1500 Index TR $33,085	S&P Target Date 2055 Index $23,215
10/14	10,000	10,000	10,000
11/14	10,130	10,252	10,131
12/14	10,032	10,246	10,015
1/15	9,903	9,952	9,891
2/15	10,384	10,519	10,393
3/15	10,298	10,388	10,310
4/15	10,410	10,456	10,444
5/15	10,487	10,596	10,514
6/15	10,298	10,406	10,306
7/15	10,410	10,598	10,434
8/15	9,792	9,965	9,814
9/15	9,509	9,709	9,540
10/15	10,101	10,500	10,172
11/15	10,092	10,547	10,187
12/15	9,911	10,349	9,961
1/16	9,330	9,826	9,489
2/16	9,232	9,828	9,429
3/16	9,830	10,511	10,074
4/16	9,920	10,561	10,165
5/16	10,000	10,754	10,264
6/16	9,929	10,785	10,267
7/16	10,295	11,192	10,635
8/16	10,304	11,214	10,668
9/16	10,340	11,213	10,706
10/16	10,116	10,993	10,492
11/16	10,277	11,464	10,726
12/16	10,416	11,698	10,951
1/17	10,684	11,909	11,179
2/17	10,943	12,360	11,463
3/17	11,036	12,369	11,570
4/17	11,230	12,494	11,719
5/17	11,416	12,638	11,898
6/17	11,490	12,735	11,983
7/17	11,767	12,983	12,240
8/17	11,823	12,994	12,242
9/17	12,082	13,301	12,520
10/17	12,323	13,605	12,756
11/17	12,564	14,030	13,037
12/17	12,689	14,170	13,193
1/18	13,348	14,939	13,771
2/18	12,785	14,380	13,247
3/18	12,642	14,067	13,074
4/18	12,718	14,118	13,168
5/18	12,842	14,492	13,331
6/18	12,794	14,582	13,297
7/18	13,129	15,102	13,631
8/18	13,301	15,601	13,811
9/18	13,310	15,654	13,813
10/18	12,279	14,538	12,835
11/18	12,432	14,842	13,045
12/18	11,481	13,467	12,141
1/19	12,444	14,577	13,049
2/19	12,819	15,060	13,391
3/19	12,951	15,304	13,514
4/19	13,397	15,923	13,928
5/19	12,677	14,884	13,179
6/19	13,458	15,940	13,965
7/19	13,518	16,165	14,023
8/19	13,326	15,870	13,741
9/19	13,508	16,185	14,030
10/19	13,782	16,523	14,352
11/19	14,157	17,114	14,673
12/19	14,535	17,628	15,114
1/20	14,396	17,575	14,938
2/20	13,400	16,108	13,815
3/20	11,397	14,001	11,964
4/20	12,650	15,806	13,179
5/20	13,325	16,580	13,741
6/20	13,646	16,909	14,089
7/20	14,342	17,847	14,716
8/20	15,028	19,080	15,462
9/20	14,653	18,357	15,022
10/20	14,406	17,938	14,771
11/20	16,056	19,966	16,473
12/20	16,818	20,787	17,209
1/21	16,663	20,647	17,182
2/21	17,262	21,293	17,672
3/21	17,695	22,224	18,184
4/21	18,471	23,378	18,907
5/21	18,693	23,543	19,167
6/21	18,860	24,032	19,303
7/21	19,048	24,544	19,425
8/21	19,436	25,268	19,862
9/21	18,627	24,117	19,148
10/21	19,525	25,769	20,004
11/21	18,926	25,547	19,535
12/21	19,695	26,700	20,339
1/22	18,629	25,274	19,330
2/22	18,043	24,602	18,997
3/22	18,254	25,462	19,319
4/22	16,801	23,270	17,929
5/22	16,907	23,329	18,002
6/22	15,524	21,384	16,525
7/22	16,731	23,379	17,703
8/22	16,028	22,437	17,057
9/22	14,563	20,367	15,521
10/22	15,548	22,066	16,500
11/22	16,661	23,298	17,697
12/22	15,906	21,953	17,091
1/23	17,087	23,388	18,280
2/23	16,566	22,833	17,831
3/23	16,845	23,525	18,189
4/23	17,087	23,835	18,424
5/23	16,795	23,879	18,137
6/23	17,810	25,498	19,108
7/23	18,331	26,345	19,743
8/23	17,874	25,889	19,250
9/23	17,074	24,641	18,466
10/23	16,592	24,054	17,900
11/23	18,077	26,238	19,431
12/23	19,040	27,544	20,443
1/24	19,053	27,912	20,472
2/24	19,818	29,397	21,218
3/24	20,477	30,383	21,842
4/24	19,686	29,097	21,126
5/24	20,411	30,531	21,956
6/24	20,557	31,496	22,268
7/24	21,044	32,029	22,808
8/24	21,506	32,728	23,302
9/24	21,849	33,399	23,787
10/24	21,374	33,085	23,215

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	28.82%	9.17%	7.89%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2055 Index	29.69%	10.10%	8.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,128,284,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		35.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,128,284 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 35.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063450
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2055 Fund
Class Name		R-4
Trading Symbol		LTFLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$45	0.39%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2055. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $21,784	S&P 1500 Index TR $33,085	S&P Target Date 2055 Index $23,215
10/14	10,000	10,000	10,000
11/14	10,129	10,252	10,131
12/14	10,032	10,246	10,015
1/15	9,913	9,952	9,891
2/15	10,383	10,519	10,393
3/15	10,306	10,388	10,310
4/15	10,417	10,456	10,444
5/15	10,494	10,596	10,514
6/15	10,314	10,406	10,306
7/15	10,425	10,598	10,434
8/15	9,802	9,965	9,814
9/15	9,529	9,709	9,540
10/15	10,118	10,500	10,172
11/15	10,109	10,547	10,187
12/15	9,932	10,349	9,961
1/16	9,354	9,826	9,489
2/16	9,256	9,828	9,429
3/16	9,852	10,511	10,074
4/16	9,941	10,561	10,165
5/16	10,030	10,754	10,264
6/16	9,959	10,785	10,267
7/16	10,324	11,192	10,635
8/16	10,342	11,214	10,668
9/16	10,377	11,213	10,706
10/16	10,146	10,993	10,492
11/16	10,315	11,464	10,726
12/16	10,456	11,698	10,951
1/17	10,733	11,909	11,179
2/17	10,992	12,360	11,463
3/17	11,084	12,369	11,570
4/17	11,287	12,494	11,719
5/17	11,472	12,638	11,898
6/17	11,545	12,735	11,983
7/17	11,822	12,983	12,240
8/17	11,887	12,994	12,242
9/17	12,145	13,301	12,520
10/17	12,385	13,605	12,756
11/17	12,644	14,030	13,037
12/17	12,766	14,170	13,193
1/18	13,424	14,939	13,771
2/18	12,861	14,380	13,247
3/18	12,728	14,067	13,074
4/18	12,804	14,118	13,168
5/18	12,928	14,492	13,331
6/18	12,881	14,582	13,297
7/18	13,214	15,102	13,631
8/18	13,405	15,601	13,811
9/18	13,414	15,654	13,813
10/18	12,366	14,538	12,835
11/18	12,528	14,842	13,045
12/18	11,567	13,467	12,141
1/19	12,539	14,577	13,049
2/19	12,923	15,060	13,391
3/19	13,065	15,304	13,514
4/19	13,510	15,923	13,928
5/19	12,782	14,884	13,179
6/19	13,571	15,940	13,965
7/19	13,642	16,165	14,023
8/19	13,450	15,870	13,741
9/19	13,632	16,185	14,030
10/19	13,915	16,523	14,352
11/19	14,290	17,114	14,673
12/19	14,675	17,628	15,114
1/20	14,536	17,575	14,938
2/20	13,530	16,108	13,815
3/20	11,507	14,001	11,964
4/20	12,780	15,806	13,179
5/20	13,466	16,580	13,741
6/20	13,787	16,909	14,089
7/20	14,493	17,847	14,716
8/20	15,189	19,080	15,462
9/20	14,814	18,357	15,022
10/20	14,568	17,938	14,771
11/20	16,238	19,966	16,473
12/20	17,015	20,787	17,209
1/21	16,859	20,647	17,182
2/21	17,470	21,293	17,672
3/21	17,903	22,224	18,184
4/21	18,702	23,378	18,907
5/21	18,924	23,543	19,167
6/21	19,101	24,032	19,303
7/21	19,290	24,544	19,425
8/21	19,679	25,268	19,862
9/21	18,868	24,117	19,148
10/21	19,790	25,769	20,004
11/21	19,179	25,547	19,535
12/21	19,972	26,700	20,339
1/22	18,881	25,274	19,330
2/22	18,295	24,602	18,997
3/22	18,506	25,462	19,319
4/22	17,028	23,270	17,929
5/22	17,146	23,329	18,002
6/22	15,750	21,384	16,525
7/22	16,981	23,379	17,703
8/22	16,266	22,437	17,057
9/22	14,788	20,367	15,521
10/22	15,785	22,066	16,500
11/22	16,911	23,298	17,697
12/22	16,147	21,953	17,091
1/23	17,354	23,388	18,280
2/23	16,833	22,833	17,831
3/23	17,113	23,525	18,189
4/23	17,354	23,835	18,424
5/23	17,075	23,879	18,137
6/23	18,105	25,498	19,108
7/23	18,639	26,345	19,743
8/23	18,181	25,889	19,250
9/23	17,367	24,641	18,466
10/23	16,871	24,054	17,900
11/23	18,384	26,238	19,431
12/23	19,365	27,544	20,443
1/24	19,391	27,912	20,472
2/24	20,171	29,397	21,218
3/24	20,845	30,383	21,842
4/24	20,039	29,097	21,126
5/24	20,793	30,531	21,956
6/24	20,938	31,496	22,268
7/24	21,427	32,029	22,808
8/24	21,916	32,728	23,302
9/24	22,260	33,399	23,787
10/24	21,784	33,085	23,215

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	29.12%	9.38%	8.10%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2055 Index	29.69%	10.10%	8.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,128,284,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		35.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,128,284 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 35.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000063449
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2055 Fund
Class Name		R-5
Trading Symbol		LTFPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$31	0.27%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2055. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $22,059	S&P 1500 Index TR $33,085	S&P Target Date 2055 Index $23,215
10/14	10,000	10,000	10,000
11/14	10,137	10,252	10,131
12/14	10,043	10,246	10,015
1/15	9,915	9,952	9,891
2/15	10,392	10,519	10,393
3/15	10,316	10,388	10,310
4/15	10,426	10,456	10,444
5/15	10,512	10,596	10,514
6/15	10,324	10,406	10,306
7/15	10,444	10,598	10,434
8/15	9,821	9,965	9,814
9/15	9,540	9,709	9,540
10/15	10,137	10,500	10,172
11/15	10,128	10,547	10,187
12/15	9,950	10,349	9,961
1/16	9,372	9,826	9,489
2/16	9,275	9,828	9,429
3/16	9,879	10,511	10,074
4/16	9,968	10,561	10,165
5/16	10,057	10,754	10,264
6/16	9,986	10,785	10,267
7/16	10,351	11,192	10,635
8/16	10,368	11,214	10,668
9/16	10,404	11,213	10,706
10/16	10,182	10,993	10,492
11/16	10,351	11,464	10,726
12/16	10,487	11,698	10,951
1/17	10,764	11,909	11,179
2/17	11,031	12,360	11,463
3/17	11,123	12,369	11,570
4/17	11,326	12,494	11,719
5/17	11,511	12,638	11,898
6/17	11,594	12,735	11,983
7/17	11,870	12,983	12,240
8/17	11,935	12,994	12,242
9/17	12,193	13,301	12,520
10/17	12,442	13,605	12,756
11/17	12,691	14,030	13,037
12/17	12,820	14,170	13,193
1/18	13,488	14,939	13,771
2/18	12,925	14,380	13,247
3/18	12,782	14,067	13,074
4/18	12,868	14,118	13,168
5/18	12,992	14,492	13,331
6/18	12,944	14,582	13,297
7/18	13,287	15,102	13,631
8/18	13,469	15,601	13,811
9/18	13,488	15,654	13,813
10/18	12,439	14,538	12,835
11/18	12,601	14,842	13,045
12/18	11,637	13,467	12,141
1/19	12,611	14,577	13,049
2/19	12,997	15,060	13,391
3/19	13,139	15,304	13,514
4/19	13,585	15,923	13,928
5/19	12,865	14,884	13,179
6/19	13,656	15,940	13,965
7/19	13,727	16,165	14,023
8/19	13,534	15,870	13,741
9/19	13,727	16,185	14,030
10/19	14,001	16,523	14,352
11/19	14,387	17,114	14,673
12/19	14,771	17,628	15,114
1/20	14,642	17,575	14,938
2/20	13,621	16,108	13,815
3/20	11,591	14,001	11,964
4/20	12,880	15,806	13,179
5/20	13,568	16,580	13,741
6/20	13,890	16,909	14,089
7/20	14,610	17,847	14,716
8/20	15,308	19,080	15,462
9/20	14,932	18,357	15,022
10/20	14,674	17,938	14,771
11/20	16,371	19,966	16,473
12/20	17,159	20,787	17,209
1/21	17,003	20,647	17,182
2/21	17,616	21,293	17,672
3/21	18,062	22,224	18,184
4/21	18,854	23,378	18,907
5/21	19,088	23,543	19,167
6/21	19,266	24,032	19,303
7/21	19,467	24,544	19,425
8/21	19,857	25,268	19,862
9/21	19,043	24,117	19,148
10/21	19,969	25,769	20,004
11/21	19,355	25,547	19,535
12/21	20,147	26,700	20,339
1/22	19,062	25,274	19,330
2/22	18,472	24,602	18,997
3/22	18,684	25,462	19,319
4/22	17,198	23,270	17,929
5/22	17,316	23,329	18,002
6/22	15,912	21,384	16,525
7/22	17,151	23,379	17,703
8/22	16,431	22,437	17,057
9/22	14,933	20,367	15,521
10/22	15,948	22,066	16,500
11/22	17,092	23,298	17,697
12/22	16,322	21,953	17,091
1/23	17,538	23,388	18,280
2/23	17,013	22,833	17,831
3/23	17,295	23,525	18,189
4/23	17,551	23,835	18,424
5/23	17,256	23,879	18,137
6/23	18,306	25,498	19,108
7/23	18,843	26,345	19,743
8/23	18,383	25,889	19,250
9/23	17,563	24,641	18,466
10/23	17,064	24,054	17,900
11/23	18,600	26,238	19,431
12/23	19,594	27,544	20,443
1/24	19,621	27,912	20,472
2/24	20,420	29,397	21,218
3/24	21,100	30,383	21,842
4/24	20,287	29,097	21,126
5/24	21,046	30,531	21,956
6/24	21,193	31,496	22,268
7/24	21,699	32,029	22,808
8/24	22,192	32,728	23,302
9/24	22,552	33,399	23,787
10/24	22,059	33,085	23,215

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	29.27%	9.52%	8.23%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2055 Index	29.69%	10.10%	8.79%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,128,284,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		35.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,128,284 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 35.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000123721
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2060 Fund
Class Name		Class J
Trading Symbol		PLTAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$40	0.35%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $21,920	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,129	10,252	10,131
12/14	10,025	10,246	10,016
1/15	9,909	9,952	9,891
2/15	10,382	10,519	10,393
3/15	10,299	10,388	10,310
4/15	10,424	10,456	10,445
5/15	10,498	10,596	10,514
6/15	10,307	10,406	10,305
7/15	10,424	10,598	10,431
8/15	9,801	9,965	9,802
9/15	9,519	9,709	9,524
10/15	10,116	10,500	10,163
11/15	10,100	10,547	10,178
12/15	9,920	10,349	9,950
1/16	9,347	9,826	9,468
2/16	9,253	9,828	9,406
3/16	9,843	10,511	10,057
4/16	9,937	10,561	10,149
5/16	10,014	10,754	10,248
6/16	9,954	10,785	10,247
7/16	10,313	11,192	10,620
8/16	10,330	11,214	10,654
9/16	10,365	11,213	10,695
10/16	10,142	10,993	10,478
11/16	10,305	11,464	10,724
12/16	10,446	11,698	10,952
1/17	10,720	11,909	11,184
2/17	10,984	12,360	11,471
3/17	11,082	12,369	11,581
4/17	11,276	12,494	11,731
5/17	11,470	12,638	11,913
6/17	11,540	12,735	11,997
7/17	11,823	12,983	12,254
8/17	11,884	12,994	12,257
9/17	12,149	13,301	12,538
10/17	12,396	13,605	12,778
11/17	12,643	14,030	13,067
12/17	12,773	14,170	13,224
1/18	13,442	14,939	13,815
2/18	12,873	14,380	13,286
3/18	12,728	14,067	13,104
4/18	12,810	14,118	13,198
5/18	12,936	14,492	13,368
6/18	12,891	14,582	13,336
7/18	13,225	15,102	13,676
8/18	13,415	15,601	13,863
9/18	13,424	15,654	13,867
10/18	12,367	14,538	12,881
11/18	12,529	14,842	13,093
12/18	11,564	13,467	12,172
1/19	12,545	14,577	13,089
2/19	12,926	15,060	13,436
3/19	13,060	15,304	13,562
4/19	13,517	15,923	13,983
5/19	12,774	14,884	13,223
6/19	13,574	15,940	14,019
7/19	13,641	16,165	14,079
8/19	13,441	15,870	13,793
9/19	13,641	16,185	14,082
10/19	13,917	16,523	14,407
11/19	14,298	17,114	14,736
12/19	14,689	17,628	15,183
1/20	14,548	17,575	15,007
2/20	13,522	16,108	13,873
3/20	11,469	14,001	12,016
4/20	12,757	15,806	13,247
5/20	13,441	16,580	13,817
6/20	13,773	16,909	14,170
7/20	14,488	17,847	14,798
8/20	15,192	19,080	15,548
9/20	14,820	18,357	15,107
10/20	14,558	17,938	14,854
11/20	16,268	19,966	16,566
12/20	17,062	20,787	17,307
1/21	16,895	20,647	17,280
2/21	17,519	21,293	17,769
3/21	17,977	22,224	18,277
4/21	18,787	23,378	18,997
5/21	19,006	23,543	19,263
6/21	19,193	24,032	19,397
7/21	19,380	24,544	19,514
8/21	19,786	25,268	19,954
9/21	18,954	24,117	19,236
10/21	19,890	25,769	20,096
11/21	19,276	25,547	19,619
12/21	20,072	26,700	20,430
1/22	18,991	25,274	19,412
2/22	18,401	24,602	19,081
3/22	18,608	25,462	19,404
4/22	17,133	23,270	18,006
5/22	17,242	23,329	18,080
6/22	15,833	21,384	16,594
7/22	17,068	23,379	17,778
8/22	16,357	22,437	17,127
9/22	14,871	20,367	15,583
10/22	15,866	22,066	16,567
11/22	17,002	23,298	17,769
12/22	16,237	21,953	17,160
1/23	17,442	23,388	18,353
2/23	16,923	22,833	17,901
3/23	17,206	23,525	18,268
4/23	17,454	23,835	18,507
5/23	17,171	23,879	18,223
6/23	18,199	25,498	19,204
7/23	18,742	26,345	19,846
8/23	18,282	25,889	19,346
9/23	17,466	24,641	18,556
10/23	16,970	24,054	17,982
11/23	18,482	26,238	19,523
12/23	19,478	27,544	20,547
1/24	19,490	27,912	20,570
2/24	20,288	29,397	21,323
3/24	20,963	30,383	21,954
4/24	20,153	29,097	21,232
5/24	20,902	30,531	22,066
6/24	21,049	31,496	22,381
7/24	21,552	32,029	22,933
8/24	22,043	32,728	23,425
9/24	22,387	33,399	23,920
10/24	21,920	33,085	23,348

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	29.17%	9.51%	8.16%
Class J Shares Including Sales Charge	28.17%	9.51%	8.16%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,082,152,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		37.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,082,152 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 37.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000123727
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2060 Fund
Class Name		Institutional
Trading Symbol		PLTZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $22,694	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,129	10,252	10,131
12/14	10,033	10,246	10,016
1/15	9,918	9,952	9,891
2/15	10,398	10,519	10,393
3/15	10,315	10,388	10,310
4/15	10,439	10,456	10,445
5/15	10,514	10,596	10,514
6/15	10,332	10,406	10,305
7/15	10,447	10,598	10,431
8/15	9,827	9,965	9,802
9/15	9,545	9,709	9,524
10/15	10,149	10,500	10,163
11/15	10,133	10,547	10,178
12/15	9,953	10,349	9,950
1/16	9,381	9,826	9,468
2/16	9,295	9,828	9,406
3/16	9,894	10,511	10,057
4/16	9,979	10,561	10,149
5/16	10,065	10,754	10,248
6/16	10,005	10,785	10,247
7/16	10,372	11,192	10,620
8/16	10,390	11,214	10,654
9/16	10,432	11,213	10,695
10/16	10,201	10,993	10,478
11/16	10,372	11,464	10,724
12/16	10,519	11,698	10,952
1/17	10,802	11,909	11,184
2/17	11,068	12,360	11,471
3/17	11,165	12,369	11,581
4/17	11,368	12,494	11,731
5/17	11,563	12,638	11,913
6/17	11,643	12,735	11,997
7/17	11,935	12,983	12,254
8/17	11,997	12,994	12,257
9/17	12,262	13,301	12,538
10/17	12,510	13,605	12,778
11/17	12,775	14,030	13,067
12/17	12,906	14,170	13,224
1/18	13,579	14,939	13,815
2/18	13,015	14,380	13,286
3/18	12,870	14,067	13,104
4/18	12,961	14,118	13,198
5/18	13,088	14,492	13,368
6/18	13,042	14,582	13,336
7/18	13,397	15,102	13,676
8/18	13,579	15,601	13,863
9/18	13,597	15,654	13,867
10/18	12,533	14,538	12,881
11/18	12,706	14,842	13,093
12/18	11,716	13,467	12,172
1/19	12,716	14,577	13,089
2/19	13,110	15,060	13,436
3/19	13,254	15,304	13,562
4/19	13,716	15,923	13,983
5/19	12,975	14,884	13,223
6/19	13,783	15,940	14,019
7/19	13,860	16,165	14,079
8/19	13,658	15,870	13,793
9/19	13,860	16,185	14,082
10/19	14,148	16,523	14,407
11/19	14,542	17,114	14,736
12/19	14,940	17,628	15,183
1/20	14,798	17,575	15,007
2/20	13,760	16,108	13,873
3/20	11,684	14,001	12,016
4/20	12,996	15,806	13,247
5/20	13,699	16,580	13,817
6/20	14,035	16,909	14,170
7/20	14,777	17,847	14,798
8/20	15,500	19,080	15,548
9/20	15,124	18,357	15,107
10/20	14,859	17,938	14,854
11/20	16,609	19,966	16,566
12/20	17,421	20,787	17,307
1/21	17,263	20,647	17,280
2/21	17,906	21,293	17,769
3/21	18,370	22,224	18,277
4/21	19,203	23,378	18,997
5/21	19,446	23,543	19,263
6/21	19,636	24,032	19,397
7/21	19,836	24,544	19,514
8/21	20,247	25,268	19,954
9/21	19,414	24,117	19,236
10/21	20,374	25,769	20,096
11/21	19,752	25,547	19,619
12/21	20,583	26,700	20,430
1/22	19,472	25,274	19,412
2/22	18,871	24,602	19,081
3/22	19,094	25,462	19,404
4/22	17,582	23,270	18,006
5/22	17,693	23,329	18,080
6/22	16,260	21,384	16,594
7/22	17,538	23,379	17,778
8/22	16,815	22,437	17,127
9/22	15,282	20,367	15,583
10/22	16,315	22,066	16,567
11/22	17,493	23,298	17,769
12/22	16,710	21,953	17,160
1/23	17,952	23,388	18,353
2/23	17,421	22,833	17,901
3/23	17,723	23,525	18,268
4/23	17,976	23,835	18,507
5/23	17,687	23,879	18,223
6/23	18,760	25,498	19,204
7/23	19,314	26,345	19,846
8/23	18,856	25,889	19,346
9/23	18,012	24,641	18,556
10/23	17,506	24,054	17,982
11/23	19,085	26,238	19,523
12/23	20,119	27,544	20,547
1/24	20,132	27,912	20,570
2/24	20,961	29,397	21,323
3/24	21,664	30,383	21,954
4/24	20,835	29,097	21,232
5/24	21,614	30,531	22,066
6/24	21,777	31,496	22,381
7/24	22,305	32,029	22,933
8/24	22,807	32,728	23,425
9/24	23,184	33,399	23,920
10/24	22,694	33,085	23,348

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	29.64%	9.91%	8.54%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,082,152,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		37.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,082,152 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 37.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000123722
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2060 Fund
Class Name		R-1
Trading Symbol		PLTRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$102	0.89%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $20,819	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,131	10,252	10,131
12/14	10,025	10,246	10,016
1/15	9,900	9,952	9,891
2/15	10,368	10,519	10,393
3/15	10,276	10,388	10,310
4/15	10,394	10,456	10,445
5/15	10,469	10,596	10,514
6/15	10,276	10,406	10,305
7/15	10,385	10,598	10,431
8/15	9,758	9,965	9,802
9/15	9,481	9,709	9,524
10/15	10,067	10,500	10,163
11/15	10,050	10,547	10,178
12/15	9,863	10,349	9,950
1/16	9,287	9,826	9,468
2/16	9,192	9,828	9,406
3/16	9,777	10,511	10,057
4/16	9,855	10,561	10,149
5/16	9,932	10,754	10,248
6/16	9,863	10,785	10,247
7/16	10,224	11,192	10,620
8/16	10,233	11,214	10,654
9/16	10,267	11,213	10,695
10/16	10,035	10,993	10,478
11/16	10,198	11,464	10,724
12/16	10,326	11,698	10,952
1/17	10,600	11,909	11,184
2/17	10,857	12,360	11,471
3/17	10,945	12,369	11,581
4/17	11,131	12,494	11,731
5/17	11,317	12,638	11,913
6/17	11,387	12,735	11,997
7/17	11,662	12,983	12,254
8/17	11,715	12,994	12,257
9/17	11,971	13,301	12,538
10/17	12,201	13,605	12,778
11/17	12,449	14,030	13,067
12/17	12,562	14,170	13,224
1/18	13,211	14,939	13,815
2/18	12,652	14,380	13,286
3/18	12,508	14,067	13,104
4/18	12,580	14,118	13,198
5/18	12,697	14,492	13,368
6/18	12,652	14,582	13,336
7/18	12,977	15,102	13,676
8/18	13,148	15,601	13,863
9/18	13,157	15,654	13,867
10/18	12,120	14,538	12,881
11/18	12,273	14,842	13,093
12/18	11,318	13,467	12,172
1/19	12,266	14,577	13,089
2/19	12,644	15,060	13,436
3/19	12,768	15,304	13,562
4/19	13,203	15,923	13,983
5/19	12,483	14,884	13,223
6/19	13,251	15,940	14,019
7/19	13,317	16,165	14,079
8/19	13,118	15,870	13,793
9/19	13,298	16,185	14,082
10/19	13,563	16,523	14,407
11/19	13,923	17,114	14,736
12/19	14,306	17,628	15,183
1/20	14,156	17,575	15,007
2/20	13,152	16,108	13,873
3/20	11,152	14,001	12,016
4/20	12,405	15,806	13,247
5/20	13,072	16,580	13,817
6/20	13,380	16,909	14,170
7/20	14,067	17,847	14,798
8/20	14,753	19,080	15,548
9/20	14,375	18,357	15,107
10/20	14,117	17,938	14,854
11/20	15,768	19,966	16,566
12/20	16,536	20,787	17,307
1/21	16,372	20,647	17,280
2/21	16,966	21,293	17,769
3/21	17,397	22,224	18,277
4/21	18,176	23,378	18,997
5/21	18,391	23,543	19,263
6/21	18,555	24,032	19,397
7/21	18,730	24,544	19,514
8/21	19,109	25,268	19,954
9/21	18,299	24,117	19,236
10/21	19,191	25,769	20,096
11/21	18,596	25,547	19,619
12/21	19,358	26,700	20,430
1/22	18,296	25,274	19,412
2/22	17,727	24,602	19,081
3/22	17,920	25,462	19,404
4/22	16,493	23,270	18,006
5/22	16,589	23,329	18,080
6/22	15,237	21,384	16,594
7/22	16,407	23,379	17,778
8/22	15,720	22,437	17,127
9/22	14,282	20,367	15,583
10/22	15,237	22,066	16,567
11/22	16,321	23,298	17,769
12/22	15,579	21,953	17,160
1/23	16,726	23,388	18,353
2/23	16,228	22,833	17,901
3/23	16,494	23,525	18,268
4/23	16,714	23,835	18,507
5/23	16,436	23,879	18,223
6/23	17,421	25,498	19,204
7/23	17,919	26,345	19,846
8/23	17,479	25,889	19,346
9/23	16,691	24,641	18,556
10/23	16,205	24,054	17,982
11/23	17,653	26,238	19,523
12/23	18,590	27,544	20,547
1/24	18,602	27,912	20,570
2/24	19,345	29,397	21,323
3/24	19,980	30,383	21,954
4/24	19,201	29,097	21,232
5/24	19,908	30,531	22,066
6/24	20,040	31,496	22,381
7/24	20,508	32,029	22,933
8/24	20,963	32,728	23,425
9/24	21,287	33,399	23,920
10/24	20,819	33,085	23,348

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	28.48%	8.95%	7.61%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,082,152,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		37.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,082,152 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 37.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000123724
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2060 Fund
Class Name		R-3
Trading Symbol		PLTCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$66	0.58%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $21,477	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,130	10,252	10,131
12/14	10,029	10,246	10,016
1/15	9,913	9,952	9,891
2/15	10,378	10,519	10,393
3/15	10,295	10,388	10,310
4/15	10,411	10,456	10,445
5/15	10,486	10,596	10,514
6/15	10,303	10,406	10,305
7/15	10,411	10,598	10,431
8/15	9,788	9,965	9,802
9/15	9,505	9,709	9,524
10/15	10,095	10,500	10,163
11/15	10,079	10,547	10,178
12/15	9,897	10,349	9,950
1/16	9,324	9,826	9,468
2/16	9,230	9,828	9,406
3/16	9,820	10,511	10,057
4/16	9,906	10,561	10,149
5/16	9,982	10,754	10,248
6/16	9,914	10,785	10,247
7/16	10,273	11,192	10,620
8/16	10,290	11,214	10,654
9/16	10,324	11,213	10,695
10/16	10,102	10,993	10,478
11/16	10,256	11,464	10,724
12/16	10,393	11,698	10,952
1/17	10,666	11,909	11,184
2/17	10,930	12,360	11,471
3/17	11,027	12,369	11,581
4/17	11,221	12,494	11,731
5/17	11,406	12,638	11,913
6/17	11,476	12,735	11,997
7/17	11,758	12,983	12,254
8/17	11,811	12,994	12,257
9/17	12,075	13,301	12,538
10/17	12,313	13,605	12,778
11/17	12,559	14,030	13,067
12/17	12,689	14,170	13,224
1/18	13,347	14,939	13,815
2/18	12,779	14,380	13,286
3/18	12,644	14,067	13,104
4/18	12,716	14,118	13,198
5/18	12,842	14,492	13,368
6/18	12,788	14,582	13,336
7/18	13,122	15,102	13,676
8/18	13,302	15,601	13,863
9/18	13,311	15,654	13,867
10/18	12,266	14,538	12,881
11/18	12,428	14,842	13,093
12/18	11,456	13,467	12,172
1/19	12,433	14,577	13,089
2/19	12,813	15,060	13,436
3/19	12,945	15,304	13,562
4/19	13,391	15,923	13,983
5/19	12,651	14,884	13,223
6/19	13,438	15,940	14,019
7/19	13,505	16,165	14,079
8/19	13,306	15,870	13,793
9/19	13,495	16,185	14,082
10/19	13,770	16,523	14,407
11/19	14,150	17,114	14,736
12/19	14,534	17,628	15,183
1/20	14,384	17,575	15,007
2/20	13,364	16,108	13,873
3/20	11,343	14,001	12,016
4/20	12,613	15,806	13,247
5/20	13,294	16,580	13,817
6/20	13,614	16,909	14,170
7/20	14,324	17,847	14,798
8/20	15,014	19,080	15,548
9/20	14,644	18,357	15,107
10/20	14,384	17,938	14,854
11/20	16,064	19,966	16,566
12/20	16,849	20,787	17,307
1/21	16,684	20,647	17,280
2/21	17,304	21,293	17,769
3/21	17,748	22,224	18,277
4/21	18,543	23,378	18,997
5/21	18,759	23,543	19,263
6/21	18,935	24,032	19,397
7/21	19,121	24,544	19,514
8/21	19,513	25,268	19,954
9/21	18,697	24,117	19,236
10/21	19,616	25,769	20,096
11/21	19,007	25,547	19,619
12/21	19,794	26,700	20,430
1/22	18,710	25,274	19,412
2/22	18,125	24,602	19,081
3/22	18,331	25,462	19,404
4/22	16,879	23,270	18,006
5/22	16,977	23,329	18,080
6/22	15,601	21,384	16,594
7/22	16,804	23,379	17,778
8/22	16,110	22,437	17,127
9/22	14,637	20,367	15,583
10/22	15,612	22,066	16,567
11/22	16,739	23,298	17,769
12/22	15,980	21,953	17,160
1/23	17,163	23,388	18,353
2/23	16,648	22,833	17,901
3/23	16,917	23,525	18,268
4/23	17,163	23,835	18,507
5/23	16,870	23,879	18,223
6/23	17,889	25,498	19,204
7/23	18,416	26,345	19,846
8/23	17,959	25,889	19,346
9/23	17,163	24,641	18,556
10/23	16,671	24,054	17,982
11/23	18,158	26,238	19,523
12/23	19,133	27,544	20,547
1/24	19,145	27,912	20,570
2/24	19,910	29,397	21,323
3/24	20,578	30,383	21,954
4/24	19,776	29,097	21,232
5/24	20,505	30,531	22,066
6/24	20,651	31,496	22,381
7/24	21,137	32,029	22,933
8/24	21,611	32,728	23,425
9/24	21,951	33,399	23,920
10/24	21,477	33,085	23,348

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	28.83%	9.30%	7.94%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,082,152,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		37.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,082,152 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 37.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000123725
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2060 Fund
Class Name		R-4
Trading Symbol		PLTMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$45	0.39%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $21,903	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,138	10,252	10,131
12/14	10,032	10,246	10,016
1/15	9,916	9,952	9,891
2/15	10,390	10,519	10,393
3/15	10,307	10,388	10,310
4/15	10,423	10,456	10,445
5/15	10,498	10,596	10,514
6/15	10,315	10,406	10,305
7/15	10,423	10,598	10,431
8/15	9,808	9,965	9,802
9/15	9,525	9,709	9,524
10/15	10,115	10,500	10,163
11/15	10,107	10,547	10,178
12/15	9,926	10,349	9,950
1/16	9,352	9,826	9,468
2/16	9,257	9,828	9,406
3/16	9,849	10,511	10,057
4/16	9,935	10,561	10,149
5/16	10,020	10,754	10,248
6/16	9,952	10,785	10,247
7/16	10,312	11,192	10,620
8/16	10,329	11,214	10,654
9/16	10,363	11,213	10,695
10/16	10,140	10,993	10,478
11/16	10,303	11,464	10,724
12/16	10,439	11,698	10,952
1/17	10,722	11,909	11,184
2/17	10,988	12,360	11,471
3/17	11,076	12,369	11,581
4/17	11,280	12,494	11,731
5/17	11,465	12,638	11,913
6/17	11,545	12,735	11,997
7/17	11,828	12,983	12,254
8/17	11,881	12,994	12,257
9/17	12,147	13,301	12,538
10/17	12,394	13,605	12,778
11/17	12,642	14,030	13,067
12/17	12,771	14,170	13,224
1/18	13,433	14,939	13,815
2/18	12,871	14,380	13,286
3/18	12,726	14,067	13,104
4/18	12,807	14,118	13,198
5/18	12,934	14,492	13,368
6/18	12,889	14,582	13,336
7/18	13,224	15,102	13,676
8/18	13,405	15,601	13,863
9/18	13,424	15,654	13,867
10/18	12,363	14,538	12,881
11/18	12,526	14,842	13,093
12/18	11,553	13,467	12,172
1/19	12,537	14,577	13,089
2/19	12,928	15,060	13,436
3/19	13,062	15,304	13,562
4/19	13,511	15,923	13,983
5/19	12,776	14,884	13,223
6/19	13,568	15,940	14,019
7/19	13,644	16,165	14,079
8/19	13,444	15,870	13,793
9/19	13,635	16,185	14,082
10/19	13,912	16,523	14,407
11/19	14,294	17,114	14,736
12/19	14,682	17,628	15,183
1/20	14,541	17,575	15,007
2/20	13,512	16,108	13,873
3/20	11,465	14,001	12,016
4/20	12,756	15,806	13,247
5/20	13,442	16,580	13,817
6/20	13,774	16,909	14,170
7/20	14,490	17,847	14,798
8/20	15,196	19,080	15,548
9/20	14,813	18,357	15,107
10/20	14,561	17,938	14,854
11/20	16,265	19,966	16,566
12/20	17,059	20,787	17,307
1/21	16,903	20,647	17,280
2/21	17,518	21,293	17,769
3/21	17,976	22,224	18,277
4/21	18,779	23,378	18,997
5/21	19,008	23,543	19,263
6/21	19,185	24,032	19,397
7/21	19,383	24,544	19,514
8/21	19,779	25,268	19,954
9/21	18,956	24,117	19,236
10/21	19,883	25,769	20,096
11/21	19,279	25,547	19,619
12/21	20,078	26,700	20,430
1/22	18,984	25,274	19,412
2/22	18,393	24,602	19,081
3/22	18,612	25,462	19,404
4/22	17,124	23,270	18,006
5/22	17,244	23,329	18,080
6/22	15,833	21,384	16,594
7/22	17,069	23,379	17,778
8/22	16,358	22,437	17,127
9/22	14,870	20,367	15,583
10/22	15,866	22,066	16,567
11/22	17,004	23,298	17,769
12/22	16,240	21,953	17,160
1/23	17,447	23,388	18,353
2/23	16,926	22,833	17,901
3/23	17,210	23,525	18,268
4/23	17,459	23,835	18,507
5/23	17,163	23,879	18,223
6/23	18,205	25,498	19,204
7/23	18,737	26,345	19,846
8/23	18,276	25,889	19,346
9/23	17,459	24,641	18,556
10/23	16,962	24,054	17,982
11/23	18,489	26,238	19,523
12/23	19,480	27,544	20,547
1/24	19,492	27,912	20,570
2/24	20,280	29,397	21,323
3/24	20,956	30,383	21,954
4/24	20,157	29,097	21,232
5/24	20,907	30,531	22,066
6/24	21,042	31,496	22,381
7/24	21,546	32,029	22,933
8/24	22,038	32,728	23,425
9/24	22,383	33,399	23,920
10/24	21,903	33,085	23,348

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	29.13%	9.50%	8.16%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,082,152,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		37.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,082,152 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 37.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000123726
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2060 Fund
Class Name		R-5
Trading Symbol		PLTOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$31	0.27%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $22,146	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,129	10,252	10,131
12/14	10,034	10,246	10,016
1/15	9,918	9,952	9,891
2/15	10,391	10,519	10,393
3/15	10,308	10,388	10,310
4/15	10,424	10,456	10,445
5/15	10,507	10,596	10,514
6/15	10,316	10,406	10,305
7/15	10,433	10,598	10,431
8/15	9,810	9,965	9,802
9/15	9,527	9,709	9,524
10/15	10,125	10,500	10,163
11/15	10,117	10,547	10,178
12/15	9,934	10,349	9,950
1/16	9,360	9,826	9,468
2/16	9,266	9,828	9,406
3/16	9,857	10,511	10,057
4/16	9,942	10,561	10,149
5/16	10,028	10,754	10,248
6/16	9,968	10,785	10,247
7/16	10,328	11,192	10,620
8/16	10,345	11,214	10,654
9/16	10,388	11,213	10,695
10/16	10,156	10,993	10,478
11/16	10,328	11,464	10,724
12/16	10,461	11,698	10,952
1/17	10,744	11,909	11,184
2/17	11,010	12,360	11,471
3/17	11,107	12,369	11,581
4/17	11,302	12,494	11,731
5/17	11,496	12,638	11,913
6/17	11,576	12,735	11,997
7/17	11,859	12,983	12,254
8/17	11,921	12,994	12,257
9/17	12,186	13,301	12,538
10/17	12,425	13,605	12,778
11/17	12,681	14,030	13,067
12/17	12,805	14,170	13,224
1/18	13,486	14,939	13,815
2/18	12,914	14,380	13,286
3/18	12,778	14,067	13,104
4/18	12,851	14,118	13,198
5/18	12,978	14,492	13,368
6/18	12,932	14,582	13,336
7/18	13,277	15,102	13,676
8/18	13,458	15,601	13,863
9/18	13,476	15,654	13,867
10/18	12,415	14,538	12,881
11/18	12,579	14,842	13,093
12/18	11,609	13,467	12,172
1/19	12,595	14,577	13,089
2/19	12,977	15,060	13,436
3/19	13,121	15,304	13,562
4/19	13,571	15,923	13,983
5/19	12,834	14,884	13,223
6/19	13,638	15,940	14,019
7/19	13,705	16,165	14,079
8/19	13,504	15,870	13,793
9/19	13,705	16,185	14,082
10/19	13,982	16,523	14,407
11/19	14,365	17,114	14,736
12/19	14,759	17,628	15,183
1/20	14,617	17,575	15,007
2/20	13,586	16,108	13,873
3/20	11,532	14,001	12,016
4/20	12,827	15,806	13,247
5/20	13,525	16,580	13,817
6/20	13,849	16,909	14,170
7/20	14,577	17,847	14,798
8/20	15,285	19,080	15,548
9/20	14,911	18,357	15,107
10/20	14,648	17,938	14,854
11/20	16,367	19,966	16,566
12/20	17,162	20,787	17,307
1/21	17,005	20,647	17,280
2/21	17,633	21,293	17,769
3/21	18,093	22,224	18,277
4/21	18,909	23,378	18,997
5/21	19,140	23,543	19,263
6/21	19,328	24,032	19,397
7/21	19,516	24,544	19,514
8/21	19,924	25,268	19,954
9/21	19,087	24,117	19,236
10/21	20,029	25,769	20,096
11/21	19,422	25,547	19,619
12/21	20,231	26,700	20,430
1/22	19,130	25,274	19,412
2/22	18,536	24,602	19,081
3/22	18,756	25,462	19,404
4/22	17,259	23,270	18,006
5/22	17,380	23,329	18,080
6/22	15,971	21,384	16,594
7/22	17,204	23,379	17,778
8/22	16,499	22,437	17,127
9/22	14,991	20,367	15,583
10/22	16,004	22,066	16,567
11/22	17,149	23,298	17,769
12/22	16,381	21,953	17,160
1/23	17,597	23,388	18,353
2/23	17,073	22,833	17,901
3/23	17,359	23,525	18,268
4/23	17,609	23,835	18,507
5/23	17,323	23,879	18,223
6/23	18,372	25,498	19,204
7/23	18,909	26,345	19,846
8/23	18,456	25,889	19,346
9/23	17,633	24,641	18,556
10/23	17,132	24,054	17,982
11/23	18,670	26,238	19,523
12/23	19,667	27,544	20,547
1/24	19,692	27,912	20,570
2/24	20,485	29,397	21,323
3/24	21,167	30,383	21,954
4/24	20,361	29,097	21,232
5/24	21,117	30,531	22,066
6/24	21,266	31,496	22,381
7/24	21,774	32,029	22,933
8/24	22,270	32,728	23,425
9/24	22,629	33,399	23,920
10/24	22,146	33,085	23,348

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	29.26%	9.63%	8.28%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,082,152,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		37.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,082,152 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 37.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000193001
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2065 Fund
Class Name		Institutional
Trading Symbol		PLJIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.03%

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.03%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2065. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $18,928	S&P 1500 Index TR $25,529	S&P Target Date 2065+ Index $19,147
9/17	10,000	10,000	10,000
9/17	10,240	10,263	10,229
10/17	10,450	10,497	10,425
11/17	10,670	10,825	10,661
12/17	10,778	10,933	10,789
1/18	11,328	11,527	11,270
2/18	10,850	11,095	10,839
3/18	10,738	10,854	10,691
4/18	10,809	10,893	10,768
5/18	10,911	11,182	10,907
6/18	10,880	11,251	10,881
7/18	11,165	11,653	11,158
8/18	11,318	12,038	11,310
9/18	11,339	12,078	11,313
10/18	10,442	11,217	10,509
11/18	10,585	11,452	10,682
12/18	9,770	10,391	9,931
1/19	10,602	11,248	10,679
2/19	10,928	11,620	10,962
3/19	11,044	11,809	11,065
4/19	11,423	12,286	11,408
5/19	10,812	11,484	10,788
6/19	11,486	12,299	11,437
7/19	11,539	12,473	11,487
8/19	11,370	12,245	11,253
9/19	11,539	12,488	11,489
10/19	11,781	12,750	11,754
11/19	12,107	13,205	12,023
12/19	12,442	13,602	12,387
1/20	12,321	13,561	12,244
2/20	11,447	12,429	11,319
3/20	9,708	10,803	9,804
4/20	10,813	12,196	10,807
5/20	11,414	12,793	11,273
6/20	11,698	13,047	11,561
7/20	12,310	13,771	12,074
8/20	12,923	14,722	12,685
9/20	12,606	14,164	12,326
10/20	12,387	13,841	12,119
11/20	13,863	15,406	13,516
12/20	14,540	16,040	14,120
1/21	14,406	15,931	14,099
2/21	14,954	16,430	14,497
3/21	15,347	17,148	14,912
4/21	16,041	18,039	15,499
5/21	16,243	18,166	15,716
6/21	16,399	18,543	15,831
7/21	16,568	18,938	15,928
8/21	16,915	19,497	16,292
9/21	16,209	18,609	15,704
10/21	17,016	19,883	16,412
11/21	16,500	19,712	16,028
12/21	17,186	20,602	16,685
1/22	16,255	19,502	15,861
2/22	15,755	18,983	15,584
3/22	15,941	19,646	15,854
4/22	14,684	17,955	14,707
5/22	14,778	18,001	14,773
6/22	13,579	16,500	13,565
7/22	14,638	18,040	14,532
8/22	14,033	17,312	14,005
9/22	12,765	15,715	12,745
10/22	13,626	17,026	13,546
11/22	14,603	17,977	14,525
12/22	13,950	16,939	14,023
1/23	14,992	18,046	14,996
2/23	14,545	17,618	14,626
3/23	14,793	18,152	14,922
4/23	15,004	18,391	15,113
5/23	14,768	18,425	14,883
6/23	15,661	19,675	15,696
7/23	16,132	20,328	16,226
8/23	15,736	19,976	15,818
9/23	15,041	19,013	15,168
10/23	14,620	18,560	14,703
11/23	15,934	20,245	15,969
12/23	16,782	21,253	16,805
1/24	16,808	21,537	16,832
2/24	17,489	22,683	17,464
3/24	18,080	23,443	17,983
4/24	17,386	22,451	17,388
5/24	18,042	23,558	18,080
6/24	18,170	24,302	18,353
7/24	18,607	24,713	18,795
8/24	19,031	25,253	19,205
9/24	19,340	25,771	19,611
10/24	18,928	25,529	19,147

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Institutional Shares	29.47%	9.95%	9.33%
S&P 1500 Index TR	37.54%	14.90%	14.00%
S&P Target Date 2065+ Index	30.23%	10.25%	9.51%

Performance Inception Date		Sep. 06, 2017
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 223,306,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		36.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$223,306 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 36.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000193002
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2065 Fund
Class Name		R-1
Trading Symbol		PLJAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$103	0.90%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2065. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $17,851	S&P 1500 Index TR $25,529	S&P Target Date 2065+ Index $19,147
9/17	10,000	10,000	10,000
9/17	10,230	10,263	10,229
10/17	10,430	10,497	10,425
11/17	10,650	10,825	10,661
12/17	10,748	10,933	10,789
1/18	11,298	11,527	11,270
2/18	10,809	11,095	10,839
3/18	10,687	10,854	10,691
4/18	10,758	10,893	10,768
5/18	10,850	11,182	10,907
6/18	10,809	11,251	10,881
7/18	11,095	11,653	11,158
8/18	11,237	12,038	11,310
9/18	11,248	12,078	11,313
10/18	10,351	11,217	10,509
11/18	10,483	11,452	10,682
12/18	9,667	10,391	9,931
1/19	10,485	11,248	10,679
2/19	10,799	11,620	10,962
3/19	10,904	11,809	11,065
4/19	11,271	12,286	11,408
5/19	10,663	11,484	10,788
6/19	11,313	12,299	11,437
7/19	11,365	12,473	11,487
8/19	11,198	12,245	11,253
9/19	11,355	12,488	11,489
10/19	11,586	12,750	11,754
11/19	11,890	13,205	12,023
12/19	12,208	13,602	12,387
1/20	12,078	13,561	12,244
2/20	11,234	12,429	11,319
3/20	9,513	10,803	9,804
4/20	10,595	12,196	10,807
5/20	11,169	12,793	11,273
6/20	11,439	13,047	11,561
7/20	12,034	13,771	12,074
8/20	12,630	14,722	12,685
9/20	12,305	14,164	12,326
10/20	12,088	13,841	12,119
11/20	13,517	15,406	13,516
12/20	14,170	16,040	14,120
1/21	14,027	15,931	14,099
2/21	14,545	16,430	14,497
3/21	14,920	17,148	14,912
4/21	15,583	18,039	15,499
5/21	15,770	18,166	15,716
6/21	15,914	18,543	15,831
7/21	16,068	18,938	15,928
8/21	16,388	19,497	16,292
9/21	15,693	18,609	15,704
10/21	16,465	19,883	16,412
11/21	15,947	19,712	16,028
12/21	16,596	20,602	16,685
1/22	15,695	19,502	15,861
2/22	15,205	18,983	15,584
3/22	15,376	19,646	15,854
4/22	14,144	17,955	14,707
5/22	14,235	18,001	14,773
6/22	13,072	16,500	13,565
7/22	14,076	18,040	14,532
8/22	13,482	17,312	14,005
9/22	12,251	15,715	12,745
10/22	13,072	17,026	13,546
11/22	13,996	17,977	14,525
12/22	13,364	16,939	14,023
1/23	14,355	18,046	14,996
2/23	13,920	17,618	14,626
3/23	14,137	18,152	14,922
4/23	14,343	18,391	15,113
5/23	14,089	18,425	14,883
6/23	14,935	19,675	15,696
7/23	15,370	20,328	16,226
8/23	14,995	19,976	15,818
9/23	14,318	19,013	15,168
10/23	13,908	18,560	14,703
11/23	15,140	20,245	15,969
12/23	15,950	21,253	16,805
1/24	15,950	21,537	16,832
2/24	16,584	22,683	17,464
3/24	17,131	23,443	17,983
4/24	16,472	22,451	17,388
5/24	17,068	23,558	18,080
6/24	17,180	24,302	18,353
7/24	17,578	24,713	18,795
8/24	17,975	25,253	19,205
9/24	18,249	25,771	19,611
10/24	17,851	25,529	19,147

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-1 Shares	28.35%	9.03%	8.44%
S&P 1500 Index TR	37.54%	14.90%	14.00%
S&P Target Date 2065+ Index	30.23%	10.25%	9.51%

Performance Inception Date		Sep. 06, 2017
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 223,306,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		36.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$223,306 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 36.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000193004
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2065 Fund
Class Name		R-3
Trading Symbol		PLJCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$68	0.59%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2065. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $18,235	S&P 1500 Index TR $25,529	S&P Target Date 2065+ Index $19,147
9/17	10,000	10,000	10,000
9/17	10,230	10,263	10,229
10/17	10,440	10,497	10,425
11/17	10,660	10,825	10,661
12/17	10,758	10,933	10,789
1/18	11,308	11,527	11,270
2/18	10,830	11,095	10,839
3/18	10,707	10,854	10,691
4/18	10,779	10,893	10,768
5/18	10,881	11,182	10,907
6/18	10,840	11,251	10,881
7/18	11,125	11,653	11,158
8/18	11,268	12,038	11,310
9/18	11,278	12,078	11,313
10/18	10,392	11,217	10,509
11/18	10,524	11,452	10,682
12/18	9,705	10,391	9,931
1/19	10,534	11,248	10,679
2/19	10,849	11,620	10,962
3/19	10,965	11,809	11,065
4/19	11,332	12,286	11,408
5/19	10,713	11,484	10,788
6/19	11,374	12,299	11,437
7/19	11,427	12,473	11,487
8/19	11,259	12,245	11,253
9/19	11,427	12,488	11,489
10/19	11,658	12,750	11,754
11/19	11,973	13,205	12,023
12/19	12,297	13,602	12,387
1/20	12,167	13,561	12,244
2/20	11,308	12,429	11,319
3/20	9,590	10,803	9,804
4/20	10,677	12,196	10,807
5/20	11,253	12,793	11,273
6/20	11,525	13,047	11,561
7/20	12,123	13,771	12,074
8/20	12,732	14,722	12,685
9/20	12,406	14,164	12,326
10/20	12,188	13,841	12,119
11/20	13,634	15,406	13,516
12/20	14,301	16,040	14,120
1/21	14,168	15,931	14,099
2/21	14,689	16,430	14,497
3/21	15,077	17,148	14,912
4/21	15,753	18,039	15,499
5/21	15,941	18,166	15,716
6/21	16,085	18,543	15,831
7/21	16,240	18,938	15,928
8/21	16,572	19,497	16,292
9/21	15,874	18,609	15,704
10/21	16,661	19,883	16,412
11/21	16,140	19,712	16,028
12/21	16,811	20,602	16,685
1/22	15,894	19,502	15,861
2/22	15,401	18,983	15,584
3/22	15,573	19,646	15,854
4/22	14,334	17,955	14,707
5/22	14,426	18,001	14,773
6/22	13,245	16,500	13,565
7/22	14,277	18,040	14,532
8/22	13,681	17,312	14,005
9/22	12,431	15,715	12,745
10/22	13,268	17,026	13,546
11/22	14,220	17,977	14,525
12/22	13,566	16,939	14,023
1/23	14,576	18,046	14,996
2/23	14,138	17,618	14,626
3/23	14,369	18,152	14,922
4/23	14,576	18,391	15,113
5/23	14,333	18,425	14,883
6/23	15,197	19,675	15,696
7/23	15,635	20,328	16,226
8/23	15,257	19,976	15,818
9/23	14,576	19,013	15,168
10/23	14,150	18,560	14,703
11/23	15,416	20,245	15,969
12/23	16,238	21,253	16,805
1/24	16,251	21,537	16,832
2/24	16,904	22,683	17,464
3/24	17,469	23,443	17,983
4/24	16,791	22,451	17,388
5/24	17,419	23,558	18,080
6/24	17,532	24,302	18,353
7/24	17,946	24,713	18,795
8/24	18,348	25,253	19,205
9/24	18,637	25,771	19,611
10/24	18,235	25,529	19,147

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-3 Shares	28.87%	9.36%	8.76%
S&P 1500 Index TR	37.54%	14.90%	14.00%
S&P Target Date 2065+ Index	30.23%	10.25%	9.51%

Performance Inception Date		Sep. 06, 2017
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 223,306,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		36.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$223,306 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 36.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000193005
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2065 Fund
Class Name		R-4
Trading Symbol		PLJDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$46	0.40%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2065. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $18,484	S&P 1500 Index TR $25,529	S&P Target Date 2065+ Index $19,147
9/17	10,000	10,000	10,000
9/17	10,240	10,263	10,229
10/17	10,440	10,497	10,425
11/17	10,660	10,825	10,661
12/17	10,768	10,933	10,789
1/18	11,318	11,527	11,270
2/18	10,840	11,095	10,839
3/18	10,717	10,854	10,691
4/18	10,789	10,893	10,768
5/18	10,891	11,182	10,907
6/18	10,860	11,251	10,881
7/18	11,145	11,653	11,158
8/18	11,288	12,038	11,310
9/18	11,308	12,078	11,313
10/18	10,412	11,217	10,509
11/18	10,554	11,452	10,682
12/18	9,733	10,391	9,931
1/19	10,564	11,248	10,679
2/19	10,880	11,620	10,962
3/19	10,996	11,809	11,065
4/19	11,375	12,286	11,408
5/19	10,754	11,484	10,788
6/19	11,427	12,299	11,437
7/19	11,480	12,473	11,487
8/19	11,312	12,245	11,253
9/19	11,469	12,488	11,489
10/19	11,711	12,750	11,754
11/19	12,027	13,205	12,023
12/19	12,352	13,602	12,387
1/20	12,232	13,561	12,244
2/20	11,360	12,429	11,319
3/20	9,637	10,803	9,804
4/20	10,728	12,196	10,807
5/20	11,316	12,793	11,273
6/20	11,589	13,047	11,561
7/20	12,199	13,771	12,074
8/20	12,799	14,722	12,685
9/20	12,483	14,164	12,326
10/20	12,265	13,841	12,119
11/20	13,715	15,406	13,516
12/20	14,393	16,040	14,120
1/21	14,259	15,931	14,099
2/21	14,783	16,430	14,497
3/21	15,173	17,148	14,912
4/21	15,853	18,039	15,499
5/21	16,054	18,166	15,716
6/21	16,199	18,543	15,831
7/21	16,366	18,938	15,928
8/21	16,701	19,497	16,292
9/21	15,998	18,609	15,704
10/21	16,790	19,883	16,412
11/21	16,277	19,712	16,028
12/21	16,946	20,602	16,685
1/22	16,022	19,502	15,861
2/22	15,526	18,983	15,584
3/22	15,710	19,646	15,854
4/22	14,463	17,955	14,707
5/22	14,555	18,001	14,773
6/22	13,377	16,500	13,565
7/22	14,405	18,040	14,532
8/22	13,816	17,312	14,005
9/22	12,545	15,715	12,745
10/22	13,400	17,026	13,546
11/22	14,359	17,977	14,525
12/22	13,709	16,939	14,023
1/23	14,727	18,046	14,996
2/23	14,285	17,618	14,626
3/23	14,531	18,152	14,922
4/23	14,727	18,391	15,113
5/23	14,494	18,425	14,883
6/23	15,365	19,675	15,696
7/23	15,807	20,328	16,226
8/23	15,427	19,976	15,818
9/23	14,739	19,013	15,168
10/23	14,322	18,560	14,703
11/23	15,599	20,245	15,969
12/23	16,441	21,253	16,805
1/24	16,441	21,537	16,832
2/24	17,114	22,683	17,464
3/24	17,685	23,443	17,983
4/24	16,999	22,451	17,388
5/24	17,634	23,558	18,080
6/24	17,761	24,302	18,353
7/24	18,179	24,713	18,795
8/24	18,585	25,253	19,205
9/24	18,890	25,771	19,611
10/24	18,484	25,529	19,147

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-4 Shares	29.06%	9.56%	8.97%
S&P 1500 Index TR	37.54%	14.90%	14.00%
S&P Target Date 2065+ Index	30.23%	10.25%	9.51%

Performance Inception Date		Sep. 06, 2017
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 223,306,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		36.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$223,306 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 36.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000193006
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2065 Fund
Class Name		R-5
Trading Symbol		PLJEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$32	0.28%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.28%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2065. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $18,643	S&P 1500 Index TR $25,529	S&P Target Date 2065+ Index $19,147
9/17	10,000	10,000	10,000
9/17	10,240	10,263	10,229
10/17	10,440	10,497	10,425
11/17	10,660	10,825	10,661
12/17	10,768	10,933	10,789
1/18	11,329	11,527	11,270
2/18	10,850	11,095	10,839
3/18	10,728	10,854	10,691
4/18	10,799	10,893	10,768
5/18	10,911	11,182	10,907
6/18	10,870	11,251	10,881
7/18	11,155	11,653	11,158
8/18	11,308	12,038	11,310
9/18	11,329	12,078	11,313
10/18	10,432	11,217	10,509
11/18	10,575	11,452	10,682
12/18	9,757	10,391	9,931
1/19	10,578	11,248	10,679
2/19	10,905	11,620	10,962
3/19	11,020	11,809	11,065
4/19	11,399	12,286	11,408
5/19	10,778	11,484	10,788
6/19	11,452	12,299	11,437
7/19	11,505	12,473	11,487
8/19	11,336	12,245	11,253
9/19	11,505	12,488	11,489
10/19	11,747	12,750	11,754
11/19	12,062	13,205	12,023
12/19	12,399	13,602	12,387
1/20	12,268	13,561	12,244
2/20	11,394	12,429	11,319
3/20	9,668	10,803	9,804
4/20	10,772	12,196	10,807
5/20	11,351	12,793	11,273
6/20	11,635	13,047	11,561
7/20	12,246	13,771	12,074
8/20	12,858	14,722	12,685
9/20	12,531	14,164	12,326
10/20	12,312	13,841	12,119
11/20	13,776	15,406	13,516
12/20	14,452	16,040	14,120
1/21	14,318	15,931	14,099
2/21	14,855	16,430	14,497
3/21	15,246	17,148	14,912
4/21	15,939	18,039	15,499
5/21	16,129	18,166	15,716
6/21	16,286	18,543	15,831
7/21	16,442	18,938	15,928
8/21	16,789	19,497	16,292
9/21	16,084	18,609	15,704
10/21	16,878	19,883	16,412
11/21	16,364	19,712	16,028
12/21	17,043	20,602	16,685
1/22	16,116	19,502	15,861
2/22	15,617	18,983	15,584
3/22	15,803	19,646	15,854
4/22	14,551	17,955	14,707
5/22	14,643	18,001	14,773
6/22	13,449	16,500	13,565
7/22	14,504	18,040	14,532
8/22	13,901	17,312	14,005
9/22	12,637	15,715	12,745
10/22	13,484	17,026	13,546
11/22	14,458	17,977	14,525
12/22	13,804	16,939	14,023
1/23	14,828	18,046	14,996
2/23	14,384	17,618	14,626
3/23	14,630	18,152	14,922
4/23	14,840	18,391	15,113
5/23	14,593	18,425	14,883
6/23	15,481	19,675	15,696
7/23	15,938	20,328	16,226
8/23	15,543	19,976	15,818
9/23	14,852	19,013	15,168
10/23	14,433	18,560	14,703
11/23	15,728	20,245	15,969
12/23	16,576	21,253	16,805
1/24	16,589	21,537	16,832
2/24	17,265	22,683	17,464
3/24	17,839	23,443	17,983
4/24	17,150	22,451	17,388
5/24	17,788	23,558	18,080
6/24	17,916	24,302	18,353
7/24	18,337	24,713	18,795
8/24	18,758	25,253	19,205
9/24	19,051	25,771	19,611
10/24	18,643	25,529	19,147

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-5 Shares	29.17%	9.68%	9.10%
S&P 1500 Index TR	37.54%	14.90%	14.00%
S&P Target Date 2065+ Index	30.23%	10.25%	9.51%

Performance Inception Date		Sep. 06, 2017
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 223,306,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		36.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$223,306 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 36.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000241180
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2070 Fund
Class Name		Class J
Trading Symbol		PLTLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$34	0.30%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $13,052	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,180	10,345	10,211
4/23	10,340	10,481	10,342
5/23	10,200	10,500	10,185
6/23	10,840	11,213	10,741
7/23	11,160	11,585	11,104
8/23	10,880	11,385	10,825
9/23	10,400	10,836	10,380
10/23	10,090	10,578	10,061
11/23	11,000	11,538	10,928
12/23	11,601	12,112	11,500
1/24	11,611	12,274	11,519
2/24	12,078	12,927	11,951
3/24	12,484	13,361	12,306
4/24	12,007	12,795	11,899
5/24	12,453	13,426	12,373
6/24	12,534	13,850	12,560
7/24	12,839	14,084	12,862
8/24	13,133	14,392	13,143
9/24	13,336	14,687	13,420
10/24	13,052	14,549	13,103

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Class J Shares Excluding Sales Charge	29.36%	17.31%
Class J Shares Including Sales Charge	28.36%	17.31%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%

Performance Inception Date		Mar. 01, 2023
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 44,348,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$44,348 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 54.0% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000241176
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2070 Fund
Class Name		Institutional
Trading Symbol		PLTGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Expenses Paid, Amount		$ 6
Expense Ratio, Percent		0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $13,022	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,180	10,345	10,211
4/23	10,330	10,481	10,342
5/23	10,150	10,500	10,185
6/23	10,790	11,213	10,741
7/23	11,110	11,585	11,104
8/23	10,840	11,385	10,825
9/23	10,360	10,836	10,380
10/23	10,060	10,578	10,061
11/23	10,960	11,538	10,928
12/23	11,551	12,112	11,500
1/24	11,561	12,274	11,519
2/24	12,038	12,927	11,951
3/24	12,434	13,361	12,306
4/24	11,967	12,795	11,899
5/24	12,413	13,426	12,373
6/24	12,505	13,850	12,560
7/24	12,799	14,084	12,862
8/24	13,093	14,392	13,143
9/24	13,307	14,687	13,420
10/24	13,022	14,549	13,103

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Institutional Shares	29.45%	17.15%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%

Performance Inception Date		Mar. 01, 2023
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 44,348,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$44,348 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 54.0% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000241175
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2070 Fund
Class Name		R-1
Trading Symbol		PLTSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$106	0.93%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		0.93%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $12,841	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,170	10,345	10,211
4/23	10,320	10,481	10,342
5/23	10,130	10,500	10,185
6/23	10,760	11,213	10,741
7/23	11,070	11,585	11,104
8/23	10,790	11,385	10,825
9/23	10,310	10,836	10,380
10/23	10,000	10,578	10,061
11/23	10,880	11,538	10,928
12/23	11,471	12,112	11,500
1/24	11,471	12,274	11,519
2/24	11,927	12,927	11,951
3/24	12,323	13,361	12,306
4/24	11,836	12,795	11,899
5/24	12,273	13,426	12,373
6/24	12,354	13,850	12,560
7/24	12,638	14,084	12,862
8/24	12,922	14,392	13,143
9/24	13,125	14,687	13,420
10/24	12,841	14,549	13,103

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
R-1 Shares	28.41%	16.17%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%

Performance Inception Date		Mar. 01, 2023
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.
Material Change Date	Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 44,348,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$44,348 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 54.0% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000241179
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2070 Fund
Class Name		R-3
Trading Symbol		PLTDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$71	0.62%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $12,901	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,170	10,345	10,211
4/23	10,330	10,481	10,342
5/23	10,140	10,500	10,185
6/23	10,770	11,213	10,741
7/23	11,090	11,585	11,104
8/23	10,810	11,385	10,825
9/23	10,330	10,836	10,380
10/23	10,020	10,578	10,061
11/23	10,910	11,538	10,928
12/23	11,501	12,112	11,500
1/24	11,501	12,274	11,519
2/24	11,968	12,927	11,951
3/24	12,363	13,361	12,306
4/24	11,886	12,795	11,899
5/24	12,323	13,426	12,373
6/24	12,404	13,850	12,560
7/24	12,698	14,084	12,862
8/24	12,983	14,392	13,143
9/24	13,186	14,687	13,420
10/24	12,901	14,549	13,103

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
R-3 Shares	28.76%	16.50%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%

Performance Inception Date		Mar. 01, 2023
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.
Material Change Date	Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 44,348,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$44,348 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 54.0% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000241177
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2070 Fund
Class Name		R-4
Trading Symbol		PLTBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$49	0.43%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.43%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $12,942	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,170	10,345	10,211
4/23	10,330	10,481	10,342
5/23	10,140	10,500	10,185
6/23	10,780	11,213	10,741
7/23	11,100	11,585	11,104
8/23	10,820	11,385	10,825
9/23	10,340	10,836	10,380
10/23	10,030	10,578	10,061
11/23	10,930	11,538	10,928
12/23	11,521	12,112	11,500
1/24	11,521	12,274	11,519
2/24	11,988	12,927	11,951
3/24	12,394	13,361	12,306
4/24	11,917	12,795	11,899
5/24	12,353	13,426	12,373
6/24	12,444	13,850	12,560
7/24	12,739	14,084	12,862
8/24	13,023	14,392	13,143
9/24	13,226	14,687	13,420
10/24	12,942	14,549	13,103

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
R-4 Shares	29.03%	16.71%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%

Performance Inception Date		Mar. 01, 2023
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.
Material Change Date	Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 44,348,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$44,348 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 54.0% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000241178
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2070 Fund
Class Name		R-5
Trading Symbol		PLTFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$36	0.31%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.31%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $12,972	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,170	10,345	10,211
4/23	10,330	10,481	10,342
5/23	10,150	10,500	10,185
6/23	10,780	11,213	10,741
7/23	11,100	11,585	11,104
8/23	10,830	11,385	10,825
9/23	10,350	10,836	10,380
10/23	10,040	10,578	10,061
11/23	10,940	11,538	10,928
12/23	11,531	12,112	11,500
1/24	11,541	12,274	11,519
2/24	12,008	12,927	11,951
3/24	12,404	13,361	12,306
4/24	11,927	12,795	11,899
5/24	12,373	13,426	12,373
6/24	12,464	13,850	12,560
7/24	12,759	14,084	12,862
8/24	13,053	14,392	13,143
9/24	13,256	14,687	13,420
10/24	12,972	14,549	13,103

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
R-5 Shares	29.20%	16.88%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%

Performance Inception Date		Mar. 01, 2023
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.
Material Change Date	Oct. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 44,348,000
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$44,348 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 54.0% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses